UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.72%

ADVERTISING — 0.48%
Affinion Group Inc.
7.88%, 12/15/18 (Call 02/29/16)[a]	$1,375	$831,875
inVentiv Health Inc.
9.00%, 01/15/18 (Call 02/29/16)[b]	1,700	1,717,000
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a,b]	1,950	1,925,625

		4,474,500
AEROSPACE & DEFENSE — 0.49%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 02/29/16)[a,b]	1,625	1,117,188
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	1,087	739,160
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	1,100	1,175,816
TransDigm Inc.
5.50%, 10/15/20 (Call 02/29/16)	1,500	1,473,107

		4,505,271
AIRLINES — 0.84%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	1,150	1,174,437
American Airlines Group Inc.
4.63%, 03/01/20[b]	1,195	1,139,731
5.50%, 10/01/19[b]	2,025	2,010,938
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18[a]	1,200	1,234,750
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	1,400	1,428,875
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[b]	750	748,150

		7,736,881
APPAREL — 0.10%
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	900	927,000

		927,000
AUTO MANUFACTURERS — 0.85%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[a]	3,420	3,343,050
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	1,350	1,306,125
4.13%, 12/15/18[a,b]	2,050	2,065,375
4.25%, 11/15/19[b]	1,175	1,172,062

		7,886,612

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.44%
Gestamp Funding Luxembourg SA
5.63%, 05/31/20 (Call 05/31/16)[a,b]	$750	$753,750
Titan International Inc.
6.88%, 10/01/20 (Call 10/01/16)[a]	1,050	768,365
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	2,565	2,529,440

		4,051,555
BANKS — 2.82%
CIT Group Inc.
3.88%, 02/19/19	2,850	2,820,075
4.25%, 08/15/17	4,550	4,602,248
5.00%, 05/15/17[a]	3,100	3,172,447
5.25%, 03/15/18	4,150	4,277,073
5.38%, 05/15/20[a]	1,900	1,961,750
5.50%, 02/15/19[b]	4,640	4,790,800
6.63%, 04/01/18[b]	1,800	1,898,100
Royal Bank of Scotland Group PLC
4.70%, 07/03/18[a]	800	823,146
Royal Bank of Scotland NV
4.65%, 06/04/18	1,300	1,324,375
Synovus Financial Corp.
5.13%, 06/15/17	388	395,760

		26,065,774
BEVERAGES — 0.83%
Constellation Brands Inc.
3.88%, 11/15/19[a]	975	1,005,781
7.25%, 09/01/16	1,697	1,745,132
7.25%, 05/15/17[a]	2,026	2,150,092
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)	1,550	1,597,818
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 02/29/16)[a,b]	1,168	1,197,200

		7,696,023
BUILDING MATERIALS — 1.31%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 02/29/16)	2,265	1,653,450
Euramax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[b]	950	855,000
Hanson Ltd.
6.13%, 08/15/16	1,326	1,352,602
Lafarge SA
6.50%, 07/15/16[a]	313	319,790
Louisiana-Pacific Corp.
7.50%, 06/01/20 (Call 06/01/16)	898	924,940
Masco Corp.
6.13%, 10/03/16[a]	2,627	2,689,391
7.13%, 03/15/20	1,393	1,596,509
USG Corp.
6.30%, 11/15/16[a]	1,508	1,545,700
9.75%, 01/15/18	1,100	1,213,412

		12,150,794

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 1.98%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[a]	$1,950	$1,998,750
Hexion Inc.
6.63%, 04/15/20 (Call 02/29/16)[a]	4,150	3,226,625
8.88%, 02/01/18 (Call 02/29/16)	2,900	1,986,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	1,700	1,507,406
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/29/16)[a,b]	1,500	1,455,000
6.13%, 08/15/18 (Call 02/29/16)[a,b]	2,010	1,997,438
Perstorp Holding AB
8.75%, 05/15/17 (Call 02/29/16)[a,b]	900	882,000
11.00%, 08/15/17 (Call 02/29/16)[a,b]	900	837,000
PQ Corp.
8.75%, 11/01/18 (Call 02/29/16)[b]	1,550	1,429,875
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 02/29/16)[a,b]	1,100	911,722
8.25%, 01/15/21 (Call 02/29/16)[b]	1,000	755,000
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b]	2,000	1,330,000

		18,317,316
COMMERCIAL SERVICES — 3.45%
ADT Corp. (The)
2.25%, 07/15/17	1,775	1,765,723
4.13%, 04/15/19[a]	925	952,266
APX Group Inc.
6.38%, 12/01/19 (Call 02/29/16)	2,475	2,377,516
8.75%, 12/01/20 (Call 02/29/16)	2,400	1,932,000
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	1,335	917,813
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[b]	1,215	941,625
DynCorp International Inc.
10.38%, 07/01/17 (Call 02/29/16)	1,170	854,100
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/29/16)[b]	3,000	2,220,000
Hertz Corp. (The)
5.88%, 10/15/20 (Call 02/29/16)[a]	1,950	1,914,656
6.75%, 04/15/19 (Call 02/29/16)	3,314	3,314,000
7.38%, 01/15/21 (Call 02/29/16)	1,000	1,012,500
7.50%, 10/15/18 (Call 02/29/16)[a]	1,938	1,957,380
Laureate Education Inc.
9.25%, 09/01/19 (Call 02/29/16)[b]	3,425	1,849,500
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	1,200	1,175,216
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a,b]	1,135	1,188,912
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[a]	1,525	1,212,375
Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 02/29/16)[b]	1,140	1,168,500
RR Donnelley & Sons Co.
7.63%, 06/15/20[a]	900	906,750
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 02/29/16)[b]	1,250	1,228,125
Truven Health Analytics Inc.
10.63%, 06/01/20 (Call 06/01/16)	1,000	980,000

Security	Principal (000s)	Value
United Rentals North America Inc.
7.38%, 05/15/20 (Call 05/15/16)[a]	$1,992	$2,051,760

		31,920,717
COMPUTERS — 0.42%
Dell Inc.
3.10%, 04/01/16[a]	994	994,124
5.65%, 04/15/18	1,250	1,292,966
5.88%, 06/15/19	1,600	1,631,000

		3,918,090
COSMETICS & PERSONAL CARE — 0.29%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 02/29/16)[b]	961	999,440
Avon Products Inc.
6.35%, 03/15/20	1,300	962,000
6.50%, 03/01/19	910	732,550

		2,693,990
DISTRIBUTION & WHOLESALE — 0.70%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	3,300	3,427,147
11.50%, 07/15/20 (Call 10/15/16)	2,750	3,031,875

		6,459,022
DIVERSIFIED FINANCIAL SERVICES — 11.95%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17	850	835,028
3.75%, 05/15/19[a]	2,720	2,679,200
4.25%, 07/01/20	1,550	1,511,602
4.63%, 10/30/20[a]	2,640	2,600,400
Aircastle Ltd.
4.63%, 12/15/18	1,000	1,008,225
6.25%, 12/01/19[a]	1,378	1,452,068
6.75%, 04/15/17[a]	1,400	1,451,629
Ally Financial Inc.
2.75%, 01/30/17	2,196	2,174,216
3.25%, 02/13/18	1,350	1,329,750
3.25%, 11/05/18	300	293,946
3.50%, 07/18/16[a]	2,302	2,304,365
3.50%, 01/27/19	1,850	1,795,259
3.60%, 05/21/18	2,300	2,285,625
3.75%, 11/18/19	2,250	2,195,618
4.13%, 03/30/20[a]	1,650	1,623,961
4.75%, 09/10/18	1,700	1,717,000
5.50%, 02/15/17	3,375	3,424,064
6.25%, 12/01/17	2,250	2,334,375
7.50%, 09/15/20	1,650	1,831,518
8.00%, 12/31/18	1,160	1,265,850
8.00%, 03/15/20	2,150	2,413,375
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 12/15/16)	1,000	1,000,000
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a,b]	1,400	959,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	3,125	3,095,312
4.88%, 03/15/19 (Call 07/15/16)	3,350	3,097,671
6.00%, 08/01/20 (Call 02/01/17)[a]	4,450	4,216,701

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
International Lease Finance Corp.
3.88%, 04/15/18	$2,150	$2,128,500
5.75%, 05/15/16	2,455	2,464,673
5.88%, 04/01/19[a]	1,900	1,973,751
6.25%, 05/15/19	3,350	3,503,619
8.25%, 12/15/20[a]	2,600	2,965,840
8.75%, 03/15/17	4,050	4,262,625
8.88%, 09/01/17[a]	1,354	1,448,667
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 04/01/16)[a,b]	1,650	1,388,063
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[b]	1,400	1,209,600
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 02/29/16)	1,350	1,289,250
7.88%, 10/01/20 (Call 10/01/16)	950	904,875
9.63%, 05/01/19 (Call 02/29/16)	1,180	1,221,300
Navient Corp.
4.63%, 09/25/17[a]	1,368	1,340,640
4.88%, 06/17/19[a]	2,625	2,401,875
5.00%, 10/26/20[a]	1,300	1,121,250
5.50%, 01/15/19[a]	3,200	3,016,000
6.00%, 01/25/17	2,650	2,669,875
8.00%, 03/25/20	4,150	4,077,375
8.45%, 06/15/18	6,550	6,754,687
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	965	897,450
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[a]	900	794,250
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	1,700	1,676,625
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)[a]	1,000	865,000
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 02/29/16)[a,b]	825	847,275
Springleaf Finance Corp.
5.25%, 12/15/19[a]	1,825	1,656,075
5.75%, 09/15/16	1,100	1,106,188
6.90%, 12/15/17	4,250	4,335,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 02/29/16)[a,b]	1,800	1,289,250

		110,505,336
ELECTRIC — 2.50%
AES Corp./VA
8.00%, 06/01/20[a]	1,450	1,580,500
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,360
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[a]	5,525	5,290,187
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	1,700	1,702,645
GenOn Energy Inc.
7.88%, 06/15/17[a]	1,900	1,534,250
9.50%, 10/15/18	1,588	1,119,808
9.88%, 10/15/20 (Call 02/29/16)	1,550	1,044,313
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	1,000	985,135
5.00%, 05/01/18 (Call 04/01/18)[a]	735	766,919
NRG Energy Inc.
7.63%, 01/15/18[a]	2,998	3,027,980
8.25%, 09/01/20 (Call 02/29/16)[a]	2,800	2,541,000

Security	Principal (000s)	Value
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[b]	$3,175	$2,436,812
6.50%, 05/01/18[a]	1,150	1,065,187

		23,113,096
ELECTRICAL COMPONENTS & EQUIPMENT — 0.20%
Anixter Inc.
5.63%, 05/01/19[a]	900	929,270
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 02/29/16)[a]	1,092	899,990

		1,829,260
ELECTRONICS — 0.34%
Kemet Corp.
10.50%, 05/01/18 (Call 02/29/16)	941	750,447
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	1,380	1,373,100
Sanmina Corp.
4.38%, 06/01/19[a,b]	1,000	1,003,750

		3,127,297
ENERGY — ALTERNATE SOURCES — 0.12%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[b]	1,250	1,126,042

		1,126,042
ENGINEERING & CONSTRUCTION — 0.32%
Aguila 3 SA
7.88%, 01/31/18 (Call 02/29/16)[b]	2,250	2,289,375
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[b]	800	686,000

		2,975,375
ENTERTAINMENT — 1.57%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	1,560	1,567,605
4.88%, 11/01/20 (Call 08/01/20)[a]	2,600	2,548,000
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[a,b]	1,050	1,036,875
International Game Technology
7.50%, 06/15/19[a]	1,400	1,494,500
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	1,550	1,538,375
Isle of Capri Casinos Inc.
8.88%, 06/15/20 (Call 06/15/16)[a]	875	919,080
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 02/29/16)[b]	1,151	1,085,968
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 02/29/16)[b]	300	304,180
Production Resource Group Inc.
8.88%, 05/01/19 (Call 02/29/16)	950	684,000
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 02/29/16)[b]	2,100	2,134,440
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 02/29/16)[b]	1,200	1,218,000

		14,531,023

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.69%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	$1,400	$1,284,500
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 02/29/16)	905	877,850
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	2,160	2,207,196
Covanta Holding Corp.
7.25%, 12/01/20 (Call 02/29/16)	1,000	1,005,500
Tervita Corp.
8.00%, 11/15/18 (Call 02/29/16)[b]	1,700	993,084

		6,368,130
FOOD — 1.32%
Aramark Services Inc.
5.75%, 03/15/20 (Call 02/29/16)[a]	2,185	2,257,433
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 02/29/16)[b]	1,188	1,137,510
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 02/29/16)[b]	1,474	1,477,685
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc.
9.88%, 02/01/20 (Call 02/29/16)[b]	1,050	1,082,812
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 02/29/16)[a,b]	1,250	1,270,660
7.75%, 07/01/17	1,050	1,115,852
Tesco PLC
2.70%, 01/05/17[b]	1,500	1,497,745
5.50%, 11/15/17[b]	2,250	2,340,334

		12,180,031
FOREST PRODUCTS & PAPER — 0.07%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[b]	1,050	619,500

		619,500
GAS — 0.73%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 04/25/16)[a,b]	1,005	909,525
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	1,100	806,143
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	1,100	1,137,125
7.50%, 11/30/16[a]	3,800	3,923,500

		6,776,293
HEALTH CARE — PRODUCTS — 1.53%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)	1,150	1,123,080
7.25%, 07/01/18 (Call 02/29/16)[a]	1,000	1,030,350
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 02/29/16)[a,b]	1,900	1,938,000
Immucor Inc.
11.13%, 08/15/19 (Call 02/29/16)	1,030	827,719
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)	4,774	4,624,812
12.50%, 11/01/19 (Call 02/29/16)	1,487	1,326,485
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	1,860	1,768,162

Security	Principal (000s)	Value
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 02/29/16)	$1,700	$1,504,288

		14,142,896
HEALTH CARE — SERVICES — 6.30%
Centene Corp.
5.75%, 06/01/17	1,090	1,128,150
Centene Escrow Corp.
5.63%, 02/15/21	865	880,138
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 02/29/16)	4,310	4,326,162
7.13%, 07/15/20 (Call 07/15/16)[a]	3,200	3,072,000
8.00%, 11/15/19 (Call 02/29/16)	5,216	5,189,920
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	1,200	1,209,872
5.63%, 07/31/19[b]	2,100	2,278,500
6.50%, 09/15/18[a,b]	800	880,068
Fresenius Medical Care U.S. Finance Inc.
6.88%, 07/15/17[a]	1,460	1,556,878
HCA Inc.
3.75%, 03/15/19[a]	3,910	3,949,100
4.25%, 10/15/19	1,500	1,539,452
6.50%, 02/15/20[a]	7,903	8,683,421
8.00%, 10/01/18[a]	1,050	1,170,089
Health Net Inc./CA
6.38%, 06/01/17	1,140	1,187,025
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 02/29/16)[a]	2,100	1,963,500
Kindred Healthcare Inc.
8.00%, 01/15/20	1,950	1,774,500
Tenet Healthcare Corp.
4.75%, 06/01/20	1,275	1,281,375
5.00%, 03/01/19[a]	2,900	2,726,000
5.50%, 03/01/19	1,200	1,145,796
6.00%, 10/01/20	4,775	5,025,687
6.25%, 11/01/18	2,750	2,890,937
8.00%, 08/01/20 (Call 02/29/16)	1,979	1,983,947
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	2,400	2,445,000

		58,287,517
HOLDING COMPANIES — DIVERSIFIED — 0.38%
American Capital Ltd.
6.50%, 09/15/18 (Call 02/29/16)[b]	826	849,231
HRG Group Inc.
7.88%, 07/15/19 (Call 02/29/16)	1,550	1,617,813
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[a,b]	1,050	1,003,406

		3,470,450
HOME BUILDERS — 2.46%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 02/29/16)[b]	1,500	1,365,000
CalAtlantic Group Inc.
8.38%, 05/15/18	1,701	1,866,848
8.38%, 01/15/21	14	15,995
Centex LLC
6.50%, 05/01/16[a]	832	838,435
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	880	889,683

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
3.75%, 03/01/19 (Call 12/01/18)	$1,275	$1,287,750
4.00%, 02/15/20[a]	1,220	1,219,173
4.75%, 05/15/17[a]	1,049	1,073,003
6.50%, 04/15/16[a]	621	621,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 02/29/16)[a,b]	1,535	1,228,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	900	859,110
8.00%, 03/15/20[a]	1,000	1,025,625
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	1,200	1,224,896
4.50%, 11/15/19 (Call 08/15/19)[a]	1,540	1,582,350
4.75%, 12/15/17 (Call 09/15/17)[a]	1,100	1,129,615
12.25%, 06/01/17	1,028	1,151,360
Mattamy Group Corp.
6.50%, 11/15/20 (Call 02/29/16)[a,b]	1,200	1,095,000
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	800	811,000
8.91%, 10/15/17	1,000	1,099,400
TRI Pointe Holdings Inc./TRI Pointe Group Inc.
4.38%, 06/15/19[a]	1,200	1,166,000
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)	1,125	1,158,750

		22,707,993
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
6.88%, 12/15/20 (Call 12/15/16)	950	999,875

		999,875
HOUSEHOLD PRODUCTS & WARES — 2.37%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[a]	1,250	1,283,333
Jarden Corp.
7.50%, 05/01/17[a]	1,225	1,252,563
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 02/29/16)[a]	8,550	8,560,687
7.13%, 04/15/19 (Call 02/29/16)	1,700	1,728,384
7.88%, 08/15/19 (Call 02/29/16)	1,750	1,815,625
8.50%, 05/15/18 (Call 02/29/16)[a]	1,700	1,640,500
9.00%, 04/15/19 (Call 02/29/16)	1,700	1,631,292
9.88%, 08/15/19 (Call 02/29/16)	3,250	3,176,875
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	800	844,000

		21,933,259
INSURANCE — 0.32%
Genworth Holdings Inc.
6.52%, 05/22/18	1,450	1,181,750
7.70%, 06/15/20[a]	1,225	932,531
Radian Group Inc.
5.25%, 06/15/20[a]	900	828,000

		2,942,281
INTERNET — 0.34%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	1,200	1,248,000
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 02/29/16)	1,325	1,341,562

Security	Principal (000s)	Value
Mood Media Corp.
9.25%, 10/15/20 (Call 02/29/16)[b]	$949	$590,753

		3,180,315
IRON & STEEL — 2.61%
AK Steel Corp.
8.75%, 12/01/18 (Call 02/29/16)[a]	994	847,385
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	1,300	832,634
9.38%, 06/01/19	950	675,460
ArcelorMittal
5.13%, 06/01/20[a]	1,355	1,098,552
5.50%, 02/25/17	3,750	3,649,395
6.13%, 06/01/18[a]	3,910	3,529,528
6.25%, 08/05/20[a]	2,400	1,942,928
10.85%, 06/01/19	4,020	3,727,722
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[b]	1,300	927,875
Commercial Metals Co.
6.50%, 07/15/17	650	667,506
7.35%, 08/15/18	1,250	1,279,039
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	985	869,262
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 02/29/16)	1,710	1,291,050
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	977	972,813
U.S. Steel Corp.
6.05%, 06/01/17[a]	1,250	968,750
7.00%, 02/01/18[a]	1,350	841,314

		24,121,213
LEISURE TIME — 0.53%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 02/29/16)[a,b]	949	966,050
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	1,550	1,507,375
5.25%, 11/15/19 (Call 11/15/16)[a,b]	2,000	2,015,420
Sabre Holdings Corp.
8.35%, 03/15/16	445	447,804

		4,936,649
LODGING — 1.78%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	2,700	2,517,750
MGM Resorts International
5.25%, 03/31/20[a]	1,450	1,443,656
6.75%, 10/01/20[a]	2,610	2,720,925
7.50%, 06/01/16	1,655	1,684,625
7.63%, 01/15/17[a]	2,075	2,150,315
8.63%, 02/01/19	2,250	2,499,539
10.00%, 11/01/16	1,277	1,340,850
11.38%, 03/01/18	1,060	1,211,773
Playa Resorts Holding BV
8.00%, 08/15/20 (Call 08/15/16)[a,b]	850	861,333

		16,430,766

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
MACHINERY — 1.87%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/29/16)[a,b]	$2,010	$1,572,423
Case New Holland Industrial Inc.
7.88%, 12/01/17	3,850	4,129,125
CNH Industrial Capital LLC
3.25%, 02/01/17	1,500	1,492,500
3.38%, 07/15/19[a]	1,350	1,254,656
3.63%, 04/15/18[a]	1,565	1,515,940
3.88%, 07/16/18[a]	1,800	1,714,500
4.38%, 11/06/20[a]	1,685	1,600,750
6.25%, 11/01/16[a]	1,253	1,274,928
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 02/29/16)[a]	1,564	1,635,162
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[b]	1,250	1,137,500

		17,327,484
MANUFACTURING — 1.07%
Bombardier Inc.
4.75%, 04/15/19[b]	1,650	1,305,867
5.50%, 09/15/18[b]	2,085	1,847,831
7.50%, 03/15/18[b]	1,560	1,458,600
7.75%, 03/15/20[a,b]	2,200	1,733,981
Harsco Corp.
5.75%, 05/15/18[a]	1,250	975,000
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)[a]	1,175	966,438
SPX FLOW Inc.
6.88%, 09/01/17[a]	1,530	1,612,237

		9,899,954
MEDIA — 6.68%
American Media Inc.
11.50%, 12/15/17 (Call 02/29/16)[a]	100	98,000
Cablevision Systems Corp.
7.75%, 04/15/18	1,850	1,882,375
8.00%, 04/15/20	1,545	1,463,888
8.63%, 09/15/17	2,356	2,432,570
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 02/29/16)	821	837,420
7.38%, 06/01/20 (Call 02/29/16)[a]	2,668	2,774,720
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 02/29/16)[b]	3,950	3,821,526
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 02/29/16)	5,018	4,102,215
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/01/16)[b]	1,150	1,153,354
CSC Holdings LLC
8.63%, 02/15/19[a]	1,467	1,555,154
DISH DBS Corp.
4.25%, 04/01/18	3,130	3,132,862
4.63%, 07/15/17	2,371	2,414,983
5.13%, 05/01/20	2,925	2,903,062
7.13%, 02/01/16	4,008	4,008,000
7.88%, 09/01/19	3,650	3,960,250
Graham Holdings Co.
7.25%, 02/01/19	1,000	1,063,716

Security	Principal (000s)	Value
Gray Television Inc.
7.50%, 10/01/20 (Call 02/29/16)[a]	$1,780	$1,833,400
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/29/16)[a]	4,055	2,767,537
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 02/29/16)[a]	1,375	1,385,313
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	2,000	2,018,094
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	6,270	6,238,650
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	1,300	1,327,430
5.88%, 10/01/20 (Call 10/01/16)[a,b]	1,750	1,824,375
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 02/29/16)	1,664	1,708,512
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	1,425	1,482,000
5.13%, 07/15/20 (Call 07/15/16)[a]	1,450	1,502,495
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)	2,225	2,097,063

		61,788,964
METAL FABRICATE & HARDWARE — 0.35%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 02/29/16)[a,b]	2,355	1,778,025
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b]	1,725	1,449,000

		3,227,025
MINING — 2.53%
Alcoa Inc.
5.55%, 02/01/17	2,020	2,059,028
5.72%, 02/23/19	2,100	2,072,175
6.15%, 08/15/20	2,575	2,535,731
6.75%, 07/15/18	2,000	2,067,704
Aleris International Inc.
7.63%, 02/15/18 (Call 02/29/16)[a]	1,127	981,757
7.88%, 11/01/20 (Call 02/29/16)[a]	1,145	876,004
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	1,500	1,260,000
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 03/03/16)[a,b]	1,546	1,217,475
Global Brass & Copper Inc.
9.50%, 06/01/19 (Call 06/01/16)	1,012	1,060,070
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[b]	1,750	1,113,437
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	1,425	1,221,937
Novelis Inc.
8.38%, 12/15/17 (Call 02/29/16)[a]	2,750	2,640,000
8.75%, 12/15/20 (Call 02/29/16)	3,600	3,240,000
Teck Resources Ltd.
2.50%, 02/01/18	1,250	1,035,063

		23,380,381
OIL & GAS — 3.94%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a,b]	1,025	1,060,875
Antero Resources Corp.
6.00%, 12/01/20 (Call 02/29/16)	1,350	1,181,250

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Bill Barrett Corp.
7.63%, 10/01/19 (Call 02/29/16)[a]	$986	$587,022
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[b]	800	671,000
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)[a]	1,500	1,166,250
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 02/29/16)[a]	1,112	1,036,940
Citgo Holding Inc.
10.75%, 02/15/20[b]	4,050	3,763,607
Concho Resources Inc.
7.00%, 01/15/21 (Call 02/29/16)	1,600	1,557,000
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 02/29/16)	1,200	396,000
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)	1,575	1,386,000
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	1,780	1,118,557
Harvest Operations Corp.
6.88%, 10/01/17	1,419	976,547
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 02/29/16)	950	912,000
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/29/16)	1,054	640,305
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/29/16)[a]	1,750	1,793,750
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 02/29/16)	815	455,039
Precision Drilling Corp.
6.63%, 11/15/20 (Call 02/29/16)	1,700	1,167,679
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[b]	1,635	1,457,194
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a,b]	1,600	1,500,000
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	1,150	1,175,913
Transocean Inc.
3.00%, 10/15/17[a]	1,900	1,615,000
5.80%, 12/15/16	2,350	2,279,500
6.00%, 03/15/18[a]	2,600	2,056,043
6.50%, 11/15/20[a]	2,000	1,187,500
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	1,725	1,104,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	2,836	1,843,400
6.50%, 10/01/18 (Call 02/29/16)[a]	1,050	627,375
WPX Energy Inc.
5.25%, 01/15/17[a]	955	907,847
7.50%, 08/01/20 (Call 07/01/20)	1,300	816,530

		36,440,123
OIL & GAS SERVICES — 0.39%
Borets Finance Ltd.
7.63%, 09/26/18[c]	200	160,900
7.63%, 09/26/18[b]	850	683,719
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 02/29/16)[a,b]	1,150	776,250

Security	Principal (000s)	Value
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	$1,365	$1,092,000
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 02/29/16)[b]	1,065	873,300

		3,586,169
PACKAGING & CONTAINERS — 1.56%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 02/29/16)[a,b]	1,530	1,526,175
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 02/29/16)[b]	1,600	1,548,000
6.75%, 01/31/21 (Call 01/31/17)[b]	1,100	1,042,250
Ball Corp.
4.38%, 12/15/20[a]	2,580	2,676,750
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 02/29/16)[b]	1,735	1,708,975
6.00%, 06/15/17 (Call 06/15/16)[b]	1,565	1,497,196
Coveris Holdings SA
7.88%, 11/01/19 (Call 11/01/16)[b]	1,450	1,145,500
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[b]	865	792,556
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[b]	1,109	1,219,987
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 04/01/16)[a]	1,233	1,254,578

		14,411,967
PHARMACEUTICALS — 2.00%
NBTY Inc.
9.00%, 10/01/18 (Call 02/29/16)	1,692	1,732,608
Valeant Pharmaceuticals International
7.00%, 10/01/20 (Call 02/29/16)[b]	1,850	1,824,563
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	5,250	4,951,406
6.38%, 10/15/20 (Call 10/15/16)[b]	5,970	5,761,050
6.75%, 08/15/18 (Call 02/29/16)[b]	4,229	4,197,282

		18,466,909
PIPELINES — 2.78%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	1,250	795,313
DCP Midstream LLC
5.35%, 03/15/20[b]	1,700	1,394,000
9.75%, 03/15/19[b]	1,100	1,056,000
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[a]	1,400	1,260,000
Energy Transfer Equity LP
7.50%, 10/15/20[a]	2,950	2,596,000
NGPL PipeCo LLC
7.12%, 12/15/17[b]	3,329	3,145,905
9.63%, 06/01/19 (Call 02/29/16)[a,b]	1,451	1,360,312
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	1,500	1,212,188
NuStar Logistics LP
4.80%, 09/01/20	1,600	1,363,500
8.15%, 04/15/18	260	256,588

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	$1,875	$1,668,750
6.00%, 01/15/19[b]	1,500	1,410,000
6.85%, 07/15/18[b]	1,460	1,407,553
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	2,157	1,811,880
5.00%, 01/15/18 (Call 10/15/17)[a]	2,800	2,614,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	1,310	1,219,937
5.88%, 10/01/20 (Call 10/01/16)	1,250	1,156,250

		25,728,676
REAL ESTATE — 0.49%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 02/29/16)[b]	1,152	1,146,240
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	1,195	1,212,653
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	1,145	1,143,855
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 02/29/16)[b]	1,075	1,064,250

		4,566,998
REAL ESTATE INVESTMENT TRUSTS — 1.23%
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[b]	2,530	2,694,450
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	1,525	1,437,312
5.00%, 07/01/19 (Call 07/01/16)	2,000	1,880,000
Vereit Operating Partnership LP
2.00%, 02/06/17	3,600	3,550,500
3.00%, 02/06/19 (Call 01/06/19)	1,900	1,810,542

		11,372,804
RETAIL — 2.93%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	1,361	1,343,987
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 02/29/16)	1,371	1,349,261
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	1,850	1,942,500
Dufry Finance SCA
5.50%, 10/15/20 (Call 02/29/16)[b]	1,485	1,514,700
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a,b]	800	782,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a,b]	1,550	1,302,000
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	1,000	824,616
8.13%, 10/01/19[a]	1,000	920,500
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 02/29/16)[b]	1,350	1,086,750
L Brands Inc.
6.90%, 07/15/17	1,658	1,768,605
7.00%, 05/01/20	1,000	1,125,000
8.50%, 06/15/19[a]	1,328	1,542,414
Landry’s Inc.
9.38%, 05/01/20 (Call 02/29/16)[a,b]	1,550	1,631,375
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	1,250	1,284,881

Security	Principal (000s)	Value
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 02/25/16)[b]	$815	$836,394
QVC Inc.
3.13%, 04/01/19	1,000	996,608
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)[a]	2,200	2,322,833
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 02/29/16)[b]	1,750	1,789,375
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/29/16)	1,080	918,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 02/29/16)	1,950	1,804,725

		27,086,524
SEMICONDUCTORS — 0.84%
Advanced Micro Devices Inc.
6.75%, 03/01/19	1,450	989,625
7.75%, 08/01/20 (Call 02/29/16)[a]	1,300	822,720
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	950	953,562
3.75%, 06/01/18[b]	2,150	2,163,975
4.13%, 06/15/20[a,b]	1,840	1,830,800
STATS ChipPAC Ltd.
8.50%, 11/24/20 (Call 11/24/18)[b]	1,050	987,000

		7,747,682
SOFTWARE — 0.94%
Blackboard Inc.
7.75%, 11/15/19 (Call 02/29/16)[b]	900	740,250
Emdeon Inc.
11.00%, 12/31/19 (Call 02/29/16)	1,175	1,222,000
First Data Corp.
6.75%, 11/01/20 (Call 02/29/16)[b]	2,500	2,634,375
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	1,305	1,318,050
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	2,735	2,735,000

		8,649,675
STORAGE & WAREHOUSING — 0.22%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 02/29/16)[b]	2,650	2,070,313

		2,070,313
TELECOMMUNICATIONS — 12.65%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	1,100	1,145,547
6.75%, 11/15/20 (Call 02/10/16)[b]	1,700	1,825,993
8.88%, 01/01/20 (Call 02/10/16)[a,b]	1,550	1,664,859
Altice Financing SA
7.88%, 12/15/19 (Call 02/29/16)[a,b]	1,350	1,406,550
Altice Finco SA
9.88%, 12/15/20 (Call 12/15/16)[b]	1,100	1,171,500
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	1,350	1,004,906
Avaya Inc.
7.00%, 04/01/19 (Call 02/29/16)[b]	2,650	1,768,875
CenturyLink Inc.
6.00%, 04/01/17	1,266	1,309,209
Series R
5.15%, 06/15/17[a]	959	981,300
Series V
5.63%, 04/01/20[a]	2,600	2,535,000

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 02/29/16)	$1,250	$1,268,750
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	1,390	1,417,800
Embarq Corp.
7.08%, 06/01/16	3,040	3,074,200
Frontier Communications Corp.
7.13%, 03/15/19[a]	1,150	1,141,263
8.13%, 10/01/18	1,570	1,605,325
8.25%, 04/15/17[a]	1,575	1,645,875
8.50%, 04/15/20	2,675	2,656,596
8.88%, 09/15/20 (Call 06/15/20)[b]	2,680	2,690,050
Hughes Satellite Systems Corp.
6.50%, 06/15/19	2,643	2,893,879
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 02/29/16)[a]	3,913	3,551,047
7.25%, 10/15/20 (Call 02/29/16)	5,800	4,973,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[a]	1,317	961,658
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	1,750	1,835,313
7.00%, 06/01/20 (Call 06/01/16)[a]	1,950	2,047,500
Nokia OYJ
5.38%, 05/15/19	2,515	2,647,037
Sable International Finance Ltd.
8.75%, 02/01/20 (Call 02/29/16)[b]	950	988,000
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	1,346	1,393,110
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	2,051	2,122,785
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	6,500	6,475,625
Sprint Communications Inc.
6.00%, 12/01/16	5,200	5,165,804
7.00%, 03/01/20[b]	2,600	2,497,913
7.00%, 08/15/20	3,950	2,907,992
8.38%, 08/15/17	3,550	3,416,875
9.00%, 11/15/18[b]	7,850	7,967,750
9.13%, 03/01/17	2,603	2,596,493
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 02/09/16)	1,400	1,426,084
6.46%, 04/28/19 (Call 02/09/16)	3,300	3,366,000
6.54%, 04/28/20 (Call 04/28/16)[a]	3,400	3,502,000
6.63%, 11/15/20 (Call 02/09/16)	2,600	2,665,000
Telecom Italia Capital SA
7.00%, 06/04/18[a]	1,900	2,052,000
7.18%, 06/18/19	1,900	2,104,250
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 02/29/16)[b]	2,230	2,239,557
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 02/29/16)[a,b]	1,197	1,149,958
ViaSat Inc.
6.88%, 06/15/20 (Call 06/15/16)	1,465	1,537,989

Security	Principal or Shares (000s)	Value
Virgin Media Secured Finance PLC
5.25%, 01/15/21	$1,100	$1,159,755
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	4,960	4,868,240
6.50%, 04/30/20 (Call 04/30/16)[a,b]	1,500	1,552,500
Windstream Services LLC
7.75%, 10/15/20 (Call 02/29/16)	1,800	1,489,500
7.88%, 11/01/17	2,920	3,051,400

		116,920,112
TRANSPORTATION — 0.71%
CEVA Group PLC
4.00%, 05/01/18 (Call 02/29/16)[b]	1,150	973,188
Erickson Inc.
8.25%, 05/01/20 (Call 05/01/16)	900	558,538
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	2,300	2,098,750
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 04/01/16)	950	565,250
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a,b]	2,380	2,377,450

		6,573,176

TOTAL CORPORATE BONDS & NOTES
(Cost: $955,269,425)		894,353,078

SHORT-TERM INVESTMENTS — 24.16%

MONEY MARKET FUNDS — 24.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	189,388	189,387,566
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	18,016	18,015,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	15,994	15,993,765

		223,397,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $223,397,140)		223,397,140

TOTAL INVESTMENTS IN SECURITIES — 120.88%
(Cost: $1,178,666,565)		1,117,750,218
Other Assets, Less Liabilities — (20.88)%		(193,094,557)

NET ASSETS — 100.00%		$924,655,661

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.35%

ADVERTISING — 0.14%
Omnicom Group Inc.
5.90%, 04/15/16	$25	$25,211
6.25%, 07/15/19	100	112,180

		137,391
AEROSPACE & DEFENSE — 1.39%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	175	176,148
Boeing Co. (The)
3.75%, 11/20/16	75	76,729
6.00%, 03/15/19	25	28,217
General Dynamics Corp.
1.00%, 11/15/17	125	124,938
L-3 Communications Corp.
4.75%, 07/15/20	106	110,110
5.20%, 10/15/19	50	53,371
Lockheed Martin Corp.
2.13%, 09/15/16	100	100,377
2.50%, 11/23/20 (Call 10/23/20)	200	201,705
Northrop Grumman Corp.
5.05%, 08/01/19	50	54,115
Raytheon Co.
3.13%, 10/15/20	100	104,531
United Technologies Corp.
1.80%, 06/01/17	100	100,932
4.50%, 04/15/20	75	82,270
5.38%, 12/15/17	50	53,671
6.13%, 02/01/19	50	56,037

		1,323,151
AGRICULTURE — 1.23%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	75	75,957
9.25%, 08/06/19	25	30,769
9.70%, 11/10/18	100	120,247
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	10	10,078
3.50%, 11/24/20 (Call 10/24/20)	100	101,378
Philip Morris International Inc.
1.25%, 11/09/17	200	200,214
1.88%, 01/15/19	50	50,363
2.50%, 05/16/16	100	100,521
5.65%, 05/16/18	150	163,835
Reynolds American Inc.
2.30%, 06/12/18	85	85,766
3.25%, 06/12/20	200	205,071
8.13%, 06/23/19	25	29,612

		1,173,811
AUTO MANUFACTURERS — 2.58%
American Honda Finance Corp.
1.13%, 10/07/16	100	100,042
1.20%, 07/14/17	50	49,895
2.13%, 10/10/18	50	50,575
2.25%, 08/15/19	50	50,699
2.45%, 09/24/20	200	203,005
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	195,069
General Motors Co.
3.50%, 10/02/18	350	351,466

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
2.63%, 07/10/17[a]	$112	$111,608
3.15%, 01/15/20 (Call 12/15/19)	25	24,500
3.20%, 07/13/20 (Call 06/13/20)	200	195,470
3.25%, 05/15/18	100	100,284
PACCAR Financial Corp.
1.45%, 03/09/18	75	75,034
1.60%, 03/15/17	8	8,033
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,065
1.38%, 01/10/18[a]	75	75,168
1.45%, 01/12/18	100	100,263
1.75%, 05/22/17	35	35,279
2.00%, 09/15/16	50	50,300
2.00%, 10/24/18	50	50,528
2.05%, 01/12/17	250	252,683
2.13%, 07/18/19	100	101,028
2.15%, 03/12/20[a]	200	202,244

		2,458,238
BANKS — 36.00%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	100	100,908
2.38%, 03/16/20	50	50,330
3.05%, 08/23/18	275	282,495
4.00%, 04/27/16	75	75,509
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	100	99,834
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	99,841
1.50%, 01/16/18	250	249,616
2.25%, 06/13/19	200	201,715
Bank of America Corp.
1.70%, 08/25/17	250	249,691
2.00%, 01/11/18	300	299,671
2.60%, 01/15/19	200	200,896
2.65%, 04/01/19	200	200,832
3.63%, 03/17/16[a]	100	100,350
3.88%, 03/22/17	100	102,622
5.49%, 03/15/19	100	108,157
5.75%, 08/15/16	100	102,222
5.75%, 12/01/17	100	106,460
6.40%, 08/28/17	75	79,980
6.50%, 08/01/16	100	102,618
6.88%, 04/25/18	350	383,972
7.63%, 06/01/19	250	289,760
Series 1
3.75%, 07/12/16	200	202,055
Series L
2.25%, 04/21/20	250	244,351
Bank of Montreal
1.30%, 07/15/16	125	125,157
1.30%, 07/14/17 (Call 06/14/17)	125	124,978
1.40%, 04/10/18	50	49,729
1.45%, 04/09/18 (Call 03/09/18)	50	49,784
2.38%, 01/25/19 (Call 12/25/18)	100	101,443
2.50%, 01/11/17	100	101,303
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	8	8,063
2.10%, 08/01/18 (Call 07/02/18)[a]	50	50,597

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
2.10%, 01/15/19 (Call 12/15/18)	$200	$201,720
2.20%, 05/15/19 (Call 04/15/19)	25	25,217
2.30%, 07/28/16	75	75,534
Series G
2.15%, 02/24/20 (Call 01/24/20)	300	300,607
Bank of Nova Scotia (The)
0.95%, 03/15/16	50	49,995
1.10%, 12/13/16	100	100,111
1.30%, 07/21/17	50	49,967
1.38%, 07/15/16	100	100,126
1.45%, 04/25/18	100	99,581
2.05%, 10/30/18[a]	75	75,263
2.35%, 10/21/20	100	100,042
2.55%, 01/12/17	100	101,342
2.90%, 03/29/16	100	100,272
Barclays Bank PLC
2.50%, 02/20/19	300	304,480
6.75%, 05/22/19	250	286,831
Barclays PLC
2.88%, 06/08/20	200	199,094
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	150	150,184
2.05%, 06/19/18 (Call 05/15/18)	200	202,230
2.15%, 03/22/17 (Call 02/22/17)	150	151,339
2.63%, 06/29/20 (Call 05/29/20)	100	101,370
6.85%, 04/30/19	75	85,981
BNP Paribas SA
1.25%, 12/12/16	225	224,862
1.38%, 03/17/17	100	99,949
2.40%, 12/12/18	125	126,234
2.45%, 03/17/19	50	50,506
2.70%, 08/20/18	150	152,554
3.60%, 02/23/16	100	100,138
5.00%, 01/15/21	150	166,607
BPCE SA
2.25%, 01/27/20	250	249,979
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	50	49,894
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	150,141
3.15%, 07/15/16	100	100,699
6.75%, 09/15/17	235	251,508
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	247,968
Citigroup Inc.
1.30%, 04/01/16[a]	100	99,997
1.30%, 11/15/16	25	24,971
1.35%, 03/10/17	100	99,662
1.55%, 08/14/17	100	99,536
1.70%, 04/27/18	150	148,599
1.80%, 02/05/18	250	248,627
1.85%, 11/24/17	50	49,877
2.40%, 02/18/20	100	99,090
2.50%, 09/26/18	100	100,711
2.50%, 07/29/19	150	150,193
2.55%, 04/08/19	200	201,168
2.65%, 10/26/20	200	199,657
5.38%, 08/09/20	100	111,411
6.13%, 05/15/18	200	217,723
8.50%, 05/22/19	100	118,644

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	$250	$249,793
1.63%, 03/12/18	250	249,633
2.50%, 09/20/18	250	253,186
Cooperatieve Rabobank UA
3.38%, 01/19/17	200	204,154
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	250,957
Credit Suisse AG/New York NY
1.70%, 04/27/18	150	149,597
5.30%, 08/13/19[a]	100	110,675
5.40%, 01/14/20	150	164,606
6.00%, 02/15/18	100	107,250
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250	248,756
3.13%, 12/10/20[c]	250	250,087
Deutsche Bank AG
2.95%, 08/20/20	100	99,421
Deutsche Bank AG/London
1.35%, 05/30/17	150	148,988
1.40%, 02/13/17	100	99,626
1.88%, 02/13/18	200	197,551
2.50%, 02/13/19	125	124,369
6.00%, 09/01/17	75	79,587
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	250	250,974
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	100	100,411
2.88%, 07/27/20 (Call 06/27/20)	150	151,949
4.50%, 06/01/18	100	105,370
5.45%, 01/15/17	35	36,229
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	250	251,749
2.55%, 10/23/19	125	124,738
2.60%, 04/23/20 (Call 03/23/20)	200	199,416
2.63%, 01/31/19	200	201,816
2.75%, 09/15/20 (Call 08/15/20)	250	250,003
2.90%, 07/19/18	175	178,273
3.63%, 02/07/16	200	200,060
5.38%, 03/15/20	125	137,189
5.95%, 01/18/18	200	214,654
6.15%, 04/01/18	200	216,339
6.25%, 09/01/17	200	212,848
7.50%, 02/15/19	100	114,074
HSBC USA Inc.
1.30%, 06/23/17	300	299,093
1.70%, 03/05/18	100	99,561
2.35%, 03/05/20	100	99,111
2.75%, 08/07/20	200	200,123
Huntington National Bank (The)
2.00%, 06/30/18	250	249,308
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,804
JPMorgan Chase & Co.
1.35%, 02/15/17	300	300,225
1.63%, 05/15/18	150	148,712
1.80%, 01/25/18	100	99,972
2.00%, 08/15/17	75	75,549
2.20%, 10/22/19	100	99,663
2.25%, 01/23/20 (Call 12/23/19)	150	148,505

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
2.35%, 01/28/19	$100	$100,636
2.55%, 10/29/20 (Call 09/29/20)	250	249,084
2.75%, 06/23/20 (Call 05/23/20)	100	100,690
3.15%, 07/05/16	100	100,935
3.45%, 03/01/16	150	150,280
4.25%, 10/15/20	100	106,772
4.95%, 03/25/20	150	163,256
6.00%, 01/15/18	100	107,924
6.30%, 04/23/19	150	168,746
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	265,715
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	99,821
2.90%, 09/15/20	75	75,517
Lloyds Bank PLC
2.30%, 11/27/18	200	201,844
2.40%, 03/17/20	200	200,810
4.20%, 03/28/17	200	206,279
Morgan Stanley
1.75%, 02/25/16	50	50,027
1.88%, 01/05/18	250	249,573
2.13%, 04/25/18	250	250,567
2.38%, 07/23/19	175	174,567
2.50%, 01/24/19	207	208,057
2.65%, 01/27/20	300	300,804
2.80%, 06/16/20[a]	100	100,262
4.75%, 03/22/17	150	155,348
5.45%, 01/09/17	100	103,727
5.50%, 07/24/20	100	110,537
5.75%, 10/18/16[a]	100	103,116
5.75%, 01/25/21	250	280,529
5.95%, 12/28/17	100	107,117
6.25%, 08/28/17	200	213,073
6.63%, 04/01/18	100	109,295
7.30%, 05/13/19	100	114,543
Series F
5.55%, 04/27/17	100	104,733
National Australia Bank Ltd./New York
2.00%, 01/14/19	250	251,099
2.63%, 01/14/21	250	252,192
National City Corp.
6.88%, 05/15/19	75	85,279
PNC Bank N.A.
1.80%, 11/05/18 (Call 10/06/18)[d]	250	249,838
2.30%, 06/01/20 (Call 05/02/20)[d]	100	100,042
2.45%, 11/05/20 (Call 10/06/20)[d]	250	250,298
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	300	303,240
5.13%, 02/08/20[d]	50	55,255
Royal Bank of Canada
0.85%, 03/08/16[a]	150	149,967
1.20%, 01/23/17[a]	200	200,316
1.45%, 09/09/16	100	100,193
2.15%, 03/15/19[a]	175	176,187
2.20%, 07/27/18	50	50,545
2.35%, 10/30/20	250	250,419
2.50%, 01/19/21	200	201,133
2.88%, 04/19/16	100	100,375
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100	111,430
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	147,797

Security	Principal (000s)	Value
Societe Generale SA
2.75%, 10/12/17	$250	$254,070
State Street Corp.
2.55%, 08/18/20	100	101,872
2.88%, 03/07/16	50	50,096
4.96%, 03/15/18	25	26,284
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	249,137
1.50%, 01/18/18	250	248,752
2.45%, 01/10/19	250	253,412
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	100,295
Svenska Handelsbanken AB
1.63%, 03/21/18	250	250,041
2.40%, 10/01/20	250	251,172
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	149,791
1.40%, 04/30/18[a]	200	199,407
1.50%, 09/09/16	100	100,221
2.25%, 11/05/19	50	50,351
2.38%, 10/19/16	50	50,504
2.50%, 07/14/16	100	100,757
2.50%, 12/14/20	100	100,867
2.63%, 09/10/18	125	127,963
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	100	100,845
2.20%, 04/25/19 (Call 03/25/19)	100	101,339
Series F
2.20%, 11/15/16 (Call 10/14/16)	150	151,382
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	200	200,005
UBS AG/Stamford CT
1.38%, 06/01/17	250	249,757
2.38%, 08/14/19	200	200,908
5.75%, 04/25/18	200	216,913
Wachovia Corp.
5.75%, 06/15/17	75	79,324
5.75%, 02/01/18	300	323,948
Wells Fargo & Co.
1.25%, 07/20/16	75	75,103
1.50%, 01/16/18	100	99,891
2.13%, 04/22/19	100	100,285
2.55%, 12/07/20[a]	200	200,850
2.60%, 07/22/20	150	151,124
2.63%, 12/15/16	200	202,570
3.68%, 06/15/16[b]	425	429,345
5.63%, 12/11/17	100	107,314
Series N
2.15%, 01/30/20[a]	175	174,791
Wells Fargo Bank N.A.
1.65%, 01/22/18	250	250,298
Westpac Banking Corp.
1.05%, 11/25/16	35	34,997
1.20%, 05/19/17	475	474,192
1.60%, 01/12/18	50	50,035
2.25%, 01/17/19[a]	150	151,650
2.30%, 05/26/20	100	100,372

		34,264,103
BEVERAGES — 2.92%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	100	99,873

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
2.15%, 02/01/19	$150	$151,022
2.65%, 02/01/21 (Call 01/01/21)	320	322,899
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	100	99,912
5.38%, 01/15/20	200	221,709
7.75%, 01/15/19	200	231,605
Bottling Group LLC
5.13%, 01/15/19	50	55,227
5.50%, 04/01/16	50	50,363
Coca-Cola Co. (The)
0.75%, 11/01/16	100	100,007
0.88%, 10/27/17	100	99,802
1.15%, 04/01/18	50	49,997
1.65%, 03/14/18	100	100,979
1.65%, 11/01/18	50	50,659
1.80%, 09/01/16[a]	50	50,241
1.88%, 10/27/20	100	100,373
Diageo Capital PLC
1.13%, 04/29/18	75	74,046
1.50%, 05/11/17	75	75,139
5.50%, 09/30/16	50	51,377
5.75%, 10/23/17	100	107,133
PepsiCo Inc.
1.25%, 08/13/17	100	100,482
1.85%, 04/30/20 (Call 03/30/20)	75	75,178
2.15%, 10/14/20 (Call 09/14/20)	150	151,062
2.25%, 01/07/19 (Call 12/07/18)	25	25,520
2.50%, 05/10/16	50	50,236
5.00%, 06/01/18	160	173,225
7.90%, 11/01/18	100	116,472

		2,784,538
BIOTECHNOLOGY — 1.21%
Amgen Inc.
1.25%, 05/22/17	100	99,707
2.13%, 05/15/17	150	151,217
2.13%, 05/01/20 (Call 04/01/20)	75	74,343
2.20%, 05/22/19 (Call 04/22/19)	150	150,975
2.50%, 11/15/16	50	50,520
Biogen Inc.
2.90%, 09/15/20	150	150,799
Celgene Corp.
1.90%, 08/15/17	50	50,230
2.88%, 08/15/20	100	100,755
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,619
2.55%, 09/01/20	150	151,895
3.05%, 12/01/16	75	76,093

		1,157,153
BUILDING MATERIALS — 0.17%
CRH America Inc.
8.13%, 07/15/18	50	56,712
Lafarge SA
6.50%, 07/15/16	100	101,747

		158,459
CHEMICALS — 1.22%
CF Industries Inc.
6.88%, 05/01/18	75	81,065

Security	Principal (000s)	Value
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	$100	$105,019
8.55%, 05/15/19	100	117,247
Eastman Chemical Co.
2.40%, 06/01/17	50	50,302
2.70%, 01/15/20 (Call 12/15/19)	100	97,324
Ecolab Inc.
3.00%, 12/08/16	50	50,720
EI du Pont de Nemours & Co.
4.63%, 01/15/20	50	53,733
6.00%, 07/15/18	150	163,767
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	211,056
Monsanto Co.
1.15%, 06/30/17	100	99,538
2.13%, 07/15/19	25	25,015
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	111,624

		1,166,410
COMMERCIAL SERVICES — 0.30%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	80	81,066
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	150	150,823
Western Union Co. (The)
2.88%, 12/10/17	50	50,647

		282,536
COMPUTERS — 2.45%
Apple Inc.
0.90%, 05/12/17	100	100,091
1.00%, 05/03/18	150	149,267
1.05%, 05/05/17	175	175,202
1.55%, 02/07/20[a]	100	99,257
2.00%, 05/06/20	100	100,729
2.10%, 05/06/19	100	101,860
EMC Corp./MA
1.88%, 06/01/18[a]	150	143,368
2.65%, 06/01/20	100	88,057
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	200	200,352
2.85%, 10/05/18[c]	100	100,276
3.60%, 10/15/20 (Call 09/15/20)[c]	150	150,954
International Business Machines Corp.
1.25%, 02/08/18	100	99,794
1.63%, 05/15/20	100	98,518
1.95%, 07/22/16	250	251,435
1.95%, 02/12/19[a]	100	101,062
5.70%, 09/14/17	200	214,321
8.38%, 11/01/19	50	61,759
Seagate HDD Cayman
3.75%, 11/15/18	100	99,250

		2,335,552
COSMETICS & PERSONAL CARE — 0.35%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,676
Procter & Gamble Co. (The)
0.75%, 11/04/16	75	74,856

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
1.45%, 08/15/16[a]	$150	$150,435
4.70%, 02/15/19	50	54,904

		330,871
DIVERSIFIED FINANCIAL SERVICES — 6.76%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	123,672
5.63%, 04/01/17	72	74,238
American Express Co.
1.55%, 05/22/18	100	99,208
5.50%, 09/12/16	35	35,898
7.00%, 03/19/18	50	55,313
American Express Credit Corp.
1.13%, 06/05/17	200	199,091
2.13%, 03/18/19	50	50,098
2.38%, 03/24/17	50	50,641
2.38%, 05/26/20 (Call 04/25/20)	125	124,707
2.80%, 09/19/16	300	303,392
Series F
2.60%, 09/14/20 (Call 08/14/20)	275	276,015
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	100	103,710
7.25%, 02/01/18	200	219,939
BP Capital Markets PLC
2.52%, 01/15/20	50	49,599
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	100	100,156
4.45%, 07/22/20	75	81,615
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	197,966
3.00%, 06/12/17	400	403,451
4.25%, 02/03/17	200	204,348
5.00%, 05/15/18	200	209,709
6.63%, 08/15/17	200	212,385
8.13%, 01/15/20	100	116,895
GE Capital International Funding Co.
2.34%, 11/15/20[a,c]	300	301,340
General Electric Capital Corp.
1.50%, 07/12/16	100	100,215
1.63%, 04/02/18[a]	200	201,083
2.20%, 01/09/20 (Call 12/09/19)	225	228,381
2.30%, 04/27/17	200	202,976
2.90%, 01/09/17[a]	100	101,637
4.38%, 09/16/20	70	77,019
5.40%, 02/15/17	100	104,478
5.50%, 01/08/20	75	84,779
5.63%, 05/01/18	50	54,614
6.00%, 08/07/19	50	56,991
HSBC Finance Corp.
6.68%, 01/15/21	250	283,029
International Lease Finance Corp.
6.75%, 09/01/16[c]	75	76,528
7.13%, 09/01/18[c]	150	162,558
Jefferies Group LLC
5.13%, 04/13/18	50	51,673
Nasdaq Inc.
5.55%, 01/15/20	75	82,325
Nomura Holdings Inc.
2.00%, 09/13/16	150	150,283
2.75%, 03/19/19	100	101,671
6.70%, 03/04/20	50	58,236

Security	Principal (000s)	Value
NYSE Holdings LLC
2.00%, 10/05/17	$150	$151,082
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	112,700
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	150	152,550
Visa Inc.
1.20%, 12/14/17	100	100,204
2.20%, 12/14/20 (Call 11/14/20)	150	151,275

		6,439,673
ELECTRIC — 1.65%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	49,626
Dominion Resources Inc./VA
6.40%, 06/15/18	75	82,418
Duke Energy Corp.
1.63%, 08/15/17	100	99,847
2.10%, 06/15/18 (Call 05/15/18)	100	100,284
2.15%, 11/15/16	25	25,175
Duke Energy Progress LLC
5.30%, 01/15/19	50	55,042
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	25,545
Entergy Texas Inc.
7.13%, 02/01/19	50	56,869
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	250	249,908
Exelon Generation Co. LLC
5.20%, 10/01/19	50	53,253
6.20%, 10/01/17	75	79,695
Georgia Power Co.
4.25%, 12/01/19	25	26,888
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	75	76,245
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	49,953
NiSource Finance Corp.
5.45%, 09/15/20	100	110,230
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	83,683
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	58,132
Southern Co. (The)
2.45%, 09/01/18	25	25,198
2.75%, 06/15/20 (Call 05/15/20)	100	99,680
Virginia Electric & Power Co.
5.40%, 04/30/18	50	54,019
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	100	109,081

		1,570,771
ELECTRONICS — 0.19%
Honeywell International Inc.
5.30%, 03/01/18	75	81,349
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,016

		181,365

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
5.00%, 03/01/20	$50	$54,626
5.50%, 09/15/19	50	55,226
Waste Management Inc.
2.60%, 09/01/16	50	50,447

		160,299
FOOD — 1.41%
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,968
General Mills Inc.
2.20%, 10/21/19	125	125,900
5.65%, 02/15/19	50	55,477
5.70%, 02/15/17	50	52,235
JM Smucker Co. (The)
1.75%, 03/15/18	50	49,951
Kellogg Co.
4.45%, 05/30/16[a]	50	50,467
Kraft Foods Group Inc.
2.25%, 06/05/17	100	100,874
5.38%, 02/10/20	100	109,806
6.13%, 08/23/18	50	55,096
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	50	49,985
2.80%, 07/02/20 (Call 06/02/20)[c]	100	100,768
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,584
Mondelez International Inc.
4.13%, 02/09/16	50	50,029
5.38%, 02/10/20	100	111,621
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	150	151,895
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	50,955
Unilever Capital Corp.
0.85%, 08/02/17	150	149,616

		1,340,227
GAS — 0.40%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	135	137,127
Sempra Energy
2.30%, 04/01/17	12	12,066
2.40%, 03/15/20 (Call 02/15/20)	150	146,963
6.50%, 06/01/16	50	50,831
9.80%, 02/15/19	25	29,979

		376,966
HEALTH CARE — PRODUCTS — 1.76%
Baxter International Inc.
0.95%, 06/01/16	50	49,946
1.85%, 01/15/17	100	100,469
4.50%, 08/15/19	100	106,986
Becton Dickinson and Co.
2.68%, 12/15/19	175	177,763
6.38%, 08/01/19	15	16,986
Boston Scientific Corp.
2.65%, 10/01/18	125	126,158

Security	Principal (000s)	Value
CR Bard Inc.
1.38%, 01/15/18	$100	$99,166
Medtronic Inc.
1.38%, 04/01/18	75	74,902
1.50%, 03/15/18	100	100,109
2.50%, 03/15/20	100	101,547
4.45%, 03/15/20	200	218,405
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	75	75,816
Stryker Corp.
2.00%, 09/30/16	175	176,250
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	100	99,843
2.70%, 04/01/20 (Call 03/01/20)	150	149,870

		1,674,216
HEALTH CARE — SERVICES — 0.78%
Anthem Inc.
2.25%, 08/15/19	75	73,936
2.30%, 07/15/18	50	50,281
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,864
UnitedHealth Group Inc.
1.40%, 10/15/17	100	100,084
1.63%, 03/15/19[a]	50	49,767
1.90%, 07/16/18	75	75,381
2.70%, 07/15/20	125	127,884
6.00%, 02/15/18	150	162,978

		740,175
HOLDING COMPANIES — DIVERSIFIED — 0.15%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	148,329

		148,329
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	57,631

		57,631
INSURANCE — 1.82%
ACE INA Holdings Inc.
5.70%, 02/15/17	110	115,031
Aflac Inc.
2.65%, 02/15/17	125	126,916
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	200	200,606
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16[a]	75	75,093
1.30%, 05/15/18[a]	100	100,218
1.60%, 05/15/17	200	201,736
2.00%, 08/15/18	75	76,312
5.40%, 05/15/18	100	109,424
Berkshire Hathaway Inc.
1.90%, 01/31/17	100	100,879
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	100,091
MetLife Inc.
1.76%, 12/15/17	50	50,116
7.72%, 02/15/19	50	58,274

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series A
6.82%, 08/15/18	$100	$112,507
Prudential Financial Inc.
5.38%, 06/21/20	75	83,727
7.38%, 06/15/19	100	116,136
Voya Financial Inc.
2.90%, 02/15/18	100	101,548

		1,728,614
INTERNET — 0.55%
Amazon.com Inc.
1.20%, 11/29/17	50	50,163
2.60%, 12/05/19 (Call 11/05/19)	100	102,187
eBay Inc.
1.35%, 07/15/17	50	49,761
2.20%, 08/01/19 (Call 07/01/19)	150	148,446
Google Inc.
2.13%, 05/19/16	50	50,182
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	75	75,389
4.20%, 09/15/20	50	51,778

		527,906
IRON & STEEL — 0.11%
Nucor Corp.
5.85%, 06/01/18	100	106,925

		106,925
LEISURE TIME — 0.05%
Carnival Corp.
3.95%, 10/15/20	50	52,493

		52,493
MACHINERY — 1.42%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	74,980
1.63%, 06/01/17	75	75,324
2.00%, 03/05/20	75	75,081
5.45%, 04/15/18	25	27,049
7.05%, 10/01/18	100	113,243
Series G
1.25%, 11/06/17[a]	50	49,934
Caterpillar Inc.
1.50%, 06/26/17	150	150,631
5.70%, 08/15/16	100	102,386
Deere & Co.
4.38%, 10/16/19	50	54,308
John Deere Capital Corp.
1.05%, 10/11/16	100	100,130
1.05%, 12/15/16	50	50,028
1.13%, 06/12/17	100	99,989
1.40%, 03/15/17	50	50,148
1.55%, 12/15/17[a]	100	100,274
2.05%, 03/10/20	100	99,612
2.25%, 06/07/16	25	25,134
2.25%, 04/17/19	100	101,091

		1,349,342

Security	Principal (000s)	Value
MANUFACTURING — 0.95%
3M Co.
1.38%, 09/29/16[a]	$200	$200,867
Danaher Corp.
5.40%, 03/01/19	100	110,655
Eaton Corp.
1.50%, 11/02/17	100	99,674
General Electric Co.
5.25%, 12/06/17	225	241,112
Illinois Tool Works Inc.
0.90%, 02/25/17	75	74,978
1.95%, 03/01/19	75	75,779
6.25%, 04/01/19	40	45,393
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	55,033

		903,491
MEDIA — 3.06%
21st Century Fox America Inc.
6.90%, 03/01/19	50	56,913
CBS Corp.
5.75%, 04/15/20	75	83,500
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	100	100,427
Comcast Corp.
5.70%, 05/15/18	150	163,994
5.70%, 07/01/19	50	56,307
5.88%, 02/15/18	25	27,200
6.30%, 11/15/17	75	81,444
6.50%, 01/15/17	100	105,144
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	100,993
5.20%, 03/15/20	100	109,101
5.88%, 10/01/19	50	55,203
Discovery Communications LLC
5.05%, 06/01/20	125	132,848
NBCUniversal Media LLC
5.15%, 04/30/20	175	196,142
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	49,566
2.80%, 06/15/20 (Call 05/15/20)	100	98,665
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,987
1.65%, 09/29/17	100	99,563
Time Warner Cable Inc.
5.00%, 02/01/20	75	79,797
5.85%, 05/01/17	50	52,154
6.75%, 07/01/18	200	218,484
8.25%, 04/01/19	100	114,697
Time Warner Inc.
2.10%, 06/01/19	100	99,317
4.88%, 03/15/20	150	162,775
Viacom Inc.
2.50%, 09/01/18	100	99,389
3.50%, 04/01/17	100	101,802
Walt Disney Co. (The)
1.10%, 12/01/17	50	50,020
1.13%, 02/15/17	100	100,342
1.85%, 05/30/19	25	25,299
5.50%, 03/15/19	125	140,009
5.63%, 09/15/16	125	128,558

		2,914,640

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.16%
Precision Castparts Corp.
1.25%, 01/15/18	$100	$99,749
2.25%, 06/15/20 (Call 05/15/20)	50	50,277

		150,026
MINING — 0.97%
Barrick Gold Corp.
6.95%, 04/01/19	50	51,763
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	175	174,056
1.88%, 11/21/16	50	49,981
5.40%, 03/29/17	50	51,786
6.50%, 04/01/19[a]	90	98,261
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	50	52,931
9.00%, 05/01/19	150	172,122
Rio Tinto Finance USA PLC
1.38%, 06/17/16	50	49,996
1.63%, 08/21/17 (Call 07/21/17)	125	121,512
2.25%, 12/14/18 (Call 11/14/18)	100	96,985

		919,393
OFFICE & BUSINESS EQUIPMENT — 0.26%
Xerox Corp.
2.75%, 03/15/19[a]	50	48,586
5.63%, 12/15/19	75	80,581
6.40%, 03/15/16	100	100,596
6.75%, 02/01/17	14	14,594

		244,357
OIL & GAS — 6.02%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	50,813
6.38%, 09/15/17	100	101,000
BP Capital Markets PLC
1.38%, 11/06/17	75	74,372
1.38%, 05/10/18	100	98,448
2.24%, 09/26/18	50	49,845
2.24%, 05/10/19	200	198,381
2.25%, 11/01/16	100	100,713
2.32%, 02/13/20	150	147,387
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	198,434
Cenovus Energy Inc.
5.70%, 10/15/19	100	99,218
Chevron Corp.
1.35%, 11/15/17	100	99,770
1.37%, 03/02/18	50	49,692
1.72%, 06/24/18 (Call 05/24/18)	175	174,584
1.79%, 11/16/18	100	99,621
1.96%, 03/03/20 (Call 02/03/20)	100	98,696
2.42%, 11/17/20 (Call 10/17/20)	100	99,658
2.43%, 06/24/20 (Call 05/24/20)	100	99,044
4.95%, 03/03/19	100	108,443
ConocoPhillips
5.75%, 02/01/19	150	157,992
6.00%, 01/15/20	150	157,969
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	51,354

Security	Principal (000s)	Value
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	$50	$48,240
1.50%, 05/15/18	50	47,897
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	86,482
6.30%, 01/15/19[a]	110	101,200
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	150	132,162
Encana Corp.
6.50%, 05/15/19	100	91,478
EOG Resources Inc.
5.63%, 06/01/19	50	54,016
EQT Corp.
8.13%, 06/01/19	25	26,796
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,994
1.82%, 03/15/19 (Call 02/15/19)	25	25,114
1.91%, 03/06/20 (Call 02/06/20)	200	199,501
Hess Corp.
8.13%, 02/15/19[a]	50	51,497
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	76,500
6.00%, 10/01/17	50	49,544
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	100	96,761
Occidental Petroleum Corp.
1.75%, 02/15/17	50	49,942
4.13%, 06/01/16	75	75,550
Petro-Canada
6.05%, 05/15/18	50	51,785
Phillips 66
2.95%, 05/01/17	25	25,300
Pride International Inc.
8.50%, 06/15/19[a]	50	40,000
Shell International Finance BV
0.90%, 11/15/16	100	99,903
1.25%, 11/10/17[a]	100	99,743
1.90%, 08/10/18	150	150,065
2.00%, 11/15/18	75	74,605
2.13%, 05/11/20	50	48,957
2.25%, 11/10/20	200	196,097
4.30%, 09/22/19	150	159,645
4.38%, 03/25/20	25	26,746
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	50	33,375
Statoil ASA
1.80%, 11/23/16	75	75,266
2.25%, 11/08/19	100	99,441
3.13%, 08/17/17	150	152,988
5.25%, 04/15/19	100	109,048
Total Capital International SA
1.00%, 08/12/16	175	174,786
1.50%, 02/17/17	50	50,015
1.55%, 06/28/17	50	49,967
2.10%, 06/19/19	100	99,595
Total Capital SA
2.13%, 08/10/18	100	100,384
2.30%, 03/15/16	100	100,182

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20	$50	$54,427
9.38%, 03/15/19	25	29,294

		5,729,722
OIL & GAS SERVICES — 0.19%
Halliburton Co.
1.00%, 08/01/16	75	74,767
2.70%, 11/15/20 (Call 10/15/20)	50	48,857
6.15%, 09/15/19	50	55,180

		178,804
PHARMACEUTICALS — 5.19%
Abbott Laboratories
2.00%, 03/15/20	100	100,938
4.13%, 05/27/20	50	54,521
AbbVie Inc.
1.75%, 11/06/17	125	124,898
1.80%, 05/14/18	125	124,606
2.00%, 11/06/18	50	49,867
2.50%, 05/14/20 (Call 04/14/20)	350	347,317
Actavis Funding SCS
1.30%, 06/15/17	10	9,950
1.85%, 03/01/17	250	250,753
2.35%, 03/12/18	50	50,244
2.45%, 06/15/19	125	125,183
3.00%, 03/12/20 (Call 02/12/20)	175	177,141
AstraZeneca PLC
2.38%, 11/16/20	100	100,360
5.90%, 09/15/17	200	214,124
Cardinal Health Inc.
1.95%, 06/15/18	150	149,542
Eli Lilly & Co.
1.95%, 03/15/19	125	127,015
Express Scripts Holding Co.
1.25%, 06/02/17	18	17,923
2.25%, 06/15/19	50	49,765
2.65%, 02/15/17	100	100,943
3.13%, 05/15/16	25	25,147
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	150	164,005
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	155	155,902
Johnson & Johnson
1.88%, 12/05/19[a]	75	76,325
2.15%, 05/15/16	50	50,228
5.55%, 08/15/17	100	106,986
McKesson Corp.
1.40%, 03/15/18	100	99,139
2.28%, 03/15/19	25	25,116
3.25%, 03/01/16[a]	75	75,139
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	54,053
Medco Health Solutions Inc.
7.13%, 03/15/18	200	221,336
Merck & Co. Inc.
0.70%, 05/18/16[a]	100	99,917
1.10%, 01/31/18	150	150,188
1.85%, 02/10/20	100	100,708
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	25	27,736

Security	Principal (000s)	Value
Mylan Inc.
1.80%, 06/24/16	$50	$50,025
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[c]	150	152,012
Novartis Capital Corp.
4.40%, 04/24/20	50	55,291
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150	165,135
Pfizer Inc.
0.90%, 01/15/17	100	100,108
1.10%, 05/15/17	250	250,501
1.50%, 06/15/18	95	95,543
2.10%, 05/15/19	100	101,745
Sanofi
1.25%, 04/10/18	150	150,019
2.63%, 03/29/16	50	50,166
Wyeth LLC
5.45%, 04/01/17	56	58,833
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	101,309

		4,937,702
PIPELINES — 1.64%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[c]	75	71,142
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	50	39,002
Enbridge Energy Partners LP
5.20%, 03/15/20	40	38,919
9.88%, 03/01/19	50	55,168
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	88,500
Enterprise Products Operating LLC
1.65%, 05/07/18	50	48,243
5.25%, 01/31/20	100	103,631
6.50%, 01/31/19	50	53,902
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	200	185,409
3.50%, 03/01/16	50	50,009
5.95%, 02/15/18	25	25,472
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	150	146,567
3.05%, 12/01/19 (Call 11/01/19)	75	69,375
7.00%, 06/15/17[a]	14	14,403
ONEOK Partners LP
8.63%, 03/01/19[a]	100	106,000
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	75	67,035
6.50%, 05/01/18	70	71,037
Spectra Energy Capital LLC
6.20%, 04/15/18	50	51,715
8.00%, 10/01/19	100	109,492
TransCanada PipeLines Ltd.
7.13%, 01/15/19	100	110,788
Williams Partners LP
5.25%, 03/15/20	50	41,625
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	10	9,988

		1,557,422

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.95%
American Tower Corp.
3.40%, 02/15/19	$50	$50,975
4.50%, 01/15/18	100	104,248
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,248
5.88%, 10/15/19 (Call 07/17/19)	100	112,327
ERP Operating LP
5.75%, 06/15/17	100	106,035
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	49,800
6.70%, 01/30/18	50	54,442
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	75,944
5.65%, 02/01/20 (Call 11/01/19)	100	112,852
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	74,482
4.00%, 04/30/19 (Call 01/30/19)	50	52,298
Weyerhaeuser Co.
7.38%, 10/01/19	50	57,029

		902,680
RETAIL — 2.82%
Best Buy Co. Inc.
5.00%, 08/01/18	100	103,000
Costco Wholesale Corp.
1.13%, 12/15/17	100	99,888
1.70%, 12/15/19	150	150,558
CVS Health Corp.
1.20%, 12/05/16	100	99,933
1.90%, 07/20/18	100	100,525
2.25%, 12/05/18 (Call 11/05/18)	150	151,468
2.25%, 08/12/19 (Call 07/12/19)	75	75,634
2.80%, 07/20/20 (Call 06/20/20)	150	152,687
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	101,668
2.25%, 09/10/18 (Call 08/10/18)	25	25,723
5.40%, 03/01/16	150	150,572
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	25	27,597
5.40%, 10/15/16	100	103,155
McDonald’s Corp.
2.75%, 12/09/20 (Call 11/09/20)[a]	150	152,072
5.35%, 03/01/18	50	53,635
5.80%, 10/15/17	25	26,724
Target Corp.
2.30%, 06/26/19	100	102,398
3.88%, 07/15/20	25	27,145
5.38%, 05/01/17	100	105,458
6.00%, 01/15/18	100	108,998
Wal-Mart Stores Inc.
0.60%, 04/11/16[a]	100	99,941
1.00%, 04/21/17	56	56,167
1.95%, 12/15/18	200	204,227
3.25%, 10/25/20	150	160,050
3.63%, 07/08/20	100	108,046
Walgreen Co.
5.25%, 01/15/19	12	12,926
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	75	74,785
2.70%, 11/18/19 (Call 10/18/19)	50	49,762

		2,684,742

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.03%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$25	$25,464

		25,464
SEMICONDUCTORS — 0.95%
Intel Corp.
1.35%, 12/15/17[a]	100	100,500
1.95%, 10/01/16	270	272,112
2.45%, 07/29/20	100	102,044
QUALCOMM Inc.
1.40%, 05/18/18	50	49,741
2.25%, 05/20/20	205	204,987
Texas Instruments Inc.
1.00%, 05/01/18	75	74,326
1.65%, 08/03/19	100	99,712

		903,422
SOFTWARE — 1.66%
Adobe Systems Inc.
4.75%, 02/01/20	100	109,162
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	152,877
Microsoft Corp.
0.88%, 11/15/17	75	74,991
1.30%, 11/03/18	50	50,138
1.63%, 12/06/18[a]	150	152,163
1.85%, 02/12/20 (Call 01/12/20)	50	50,605
2.00%, 11/03/20 (Call 10/03/20)	250	252,229
4.20%, 06/01/19	25	27,271
Oracle Corp.
1.20%, 10/15/17	100	100,282
2.25%, 10/08/19	150	152,748
2.38%, 01/15/19	75	76,734
5.00%, 07/08/19	200	221,857
5.75%, 04/15/18	150	164,039

		1,585,096
TELECOMMUNICATIONS — 4.80%
AT&T Inc.
1.60%, 02/15/17	122	122,314
1.70%, 06/01/17	100	100,296
2.30%, 03/11/19	200	200,041
2.38%, 11/27/18	100	100,794
2.40%, 08/15/16	30	30,152
2.45%, 06/30/20 (Call 05/30/20)	100	99,104
5.50%, 02/01/18	200	214,096
5.80%, 02/15/19	175	193,149
British Telecommunications PLC
1.25%, 02/14/17	200	200,042
Cisco Systems Inc.
1.10%, 03/03/17	50	50,146
1.65%, 06/15/18	100	101,092
2.13%, 03/01/19	175	178,281
2.45%, 06/15/20	100	102,001
3.15%, 03/14/17	150	153,691

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
4.45%, 01/15/20	$150	$164,468
4.95%, 02/15/19	100	109,688
5.50%, 02/22/16	50	50,116
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	75,473
6.00%, 07/08/19	100	112,764
Orange SA
2.75%, 09/14/16	75	75,508
2.75%, 02/06/19	50	50,905
Rogers Communications Inc.
6.80%, 08/15/18	75	83,611
Telefonica Emisiones SAU
3.99%, 02/16/16	50	50,028
5.13%, 04/27/20	150	162,711
5.88%, 07/15/19	125	137,849
6.42%, 06/20/16	50	50,959
Verizon Communications Inc.
1.35%, 06/09/17	200	199,758
2.00%, 11/01/16[a]	25	25,115
2.63%, 02/21/20	200	201,647
3.65%, 09/14/18	340	354,086
4.50%, 09/15/20[a]	250	270,222
5.50%, 02/15/18	75	80,578
Vodafone Group PLC
1.50%, 02/19/18[a]	245	243,089
1.63%, 03/20/17	170	170,282
5.63%, 02/27/17	50	52,177

		4,566,233
TRANSPORTATION — 0.46%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	50	52,550
Canadian National Railway Co.
5.55%, 03/01/19	100	110,234
CSX Corp.
6.25%, 03/15/18	25	27,298
FedEx Corp.
8.00%, 01/15/19	25	29,112
Norfolk Southern Corp.
5.75%, 04/01/18	50	53,980
United Parcel Service Inc.
5.13%, 04/01/19	50	55,387
5.50%, 01/15/18	100	108,190

		436,751

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,008,522)		92,667,090

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 9.55%

MONEY MARKET FUNDS — 9.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	5,023	$5,022,944
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	478	477,816
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	3,586	3,586,303

		9,087,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,087,063)		9,087,063

TOTAL INVESTMENTS IN SECURITIES — 106.90%
(Cost: $102,095,585)		101,754,153
Other Assets, Less Liabilities — (6.90)%		(6,569,098)

NET ASSETS — 100.00%		$95,185,055

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.82%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$51,478	$51,244,857
0.13%, 04/15/17	61,664	61,683,622
0.13%, 04/15/18	92,796	93,216,091
0.13%, 04/15/19	94,237	94,722,777
0.13%, 04/15/20	53,907	54,058,196
0.63%, 07/15/21	26,326	27,012,688
1.13%, 01/15/21	5,425	5,687,511
1.25%, 07/15/20	33,514	35,398,715
1.38%, 07/15/18	4,519	4,711,012
1.38%, 01/15/20	56,528	59,565,996
1.63%, 01/15/18	5,507	5,705,349
1.88%, 07/15/19	13,764	14,746,686
2.13%, 01/15/19	2,555	2,725,264
2.38%, 01/15/17	36,635	37,522,553
2.50%, 07/15/16	27,921	28,313,742
2.63%, 07/15/17	3,826	4,002,236

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $583,846,629)		580,317,295

SHORT-TERM INVESTMENTS — 5.81%

MONEY MARKET FUNDS — 5.81%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	33,814	33,813,793

		33,813,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,813,793)		33,813,793

TOTAL INVESTMENTS IN SECURITIES — 105.63%
(Cost: $617,660,422)		614,131,088
Other Assets, Less Liabilities — (5.63)%		(32,749,642)

NET ASSETS — 100.00%		$581,381,446

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.45%

AUSTRALIA — 4.50%
Australia Government Bond
3.25%, 10/21/18[a]	AUD	450	$329,786
4.25%, 07/21/17[a]	AUD	2,005	1,465,606
5.50%, 01/21/18[a]	AUD	3,065	2,318,034
6.00%, 02/15/17[a]	AUD	1,500	1,104,962

			5,218,388

AUSTRIA — 4.60%
Austria Government Bond
1.15%, 10/19/18[b]	EUR	895	1,009,433
3.20%, 02/20/17[b]	EUR	1,050	1,179,565
4.30%, 09/15/17[b]	EUR	1,325	1,544,334
4.65%, 01/15/18[b]	EUR	1,350	1,606,603

			5,339,935

BELGIUM — 4.15%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	150	168,748
2.75%, 03/28/16[b]	EUR	5	5,154
3.50%, 06/28/17[b]	EUR	975	1,113,139
4.00%, 03/28/17[b]	EUR	1,030	1,171,401
4.00%, 03/28/18[b]	EUR	1,140	1,351,494
5.50%, 09/28/17[b]	EUR	850	1,010,286

			4,820,222

CANADA — 4.03%
Canadian Government Bond
0.25%, 05/01/17	CAD	245	173,711
0.25%, 11/01/17	CAD	600	425,057
1.25%, 08/01/17	CAD	625	449,595
1.25%, 02/01/18	CAD	740	534,472
1.25%, 03/01/18	CAD	440	317,978
1.25%, 09/01/18	CAD	250	181,383
1.50%, 02/01/17	CAD	150	107,701
1.50%, 03/01/17	CAD	925	664,769
1.50%, 09/01/17	CAD	550	397,432
2.75%, 09/01/16	CAD	700	503,995
4.00%, 06/01/17	CAD	575	427,932
4.25%, 06/01/18	CAD	639	494,159

			4,678,184

DENMARK — 2.34%
Denmark Government Bond
4.00%, 11/15/17	DKK	17,400	2,720,697

			2,720,697

FINLAND — 4.01%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	1,400	1,575,290
1.88%, 04/15/17[b]	EUR	925	1,028,521
3.88%, 09/15/17[b]	EUR	1,775	2,054,880

			4,658,691

Security	Principal (000s)		Value

FRANCE — 8.19%
France Government Bond OAT
0.01%, 02/25/18[a]	EUR	425	$463,699
1.00%, 05/25/18[a]	EUR	740	826,600
1.00%, 11/25/18[a]	EUR	800	898,742
3.75%, 04/25/17[a]	EUR	775	881,595
4.00%, 04/25/18[a]	EUR	1,305	1,551,129
4.25%, 10/25/17[a]	EUR	1,475	1,724,982
4.25%, 10/25/18[a]	EUR	550	670,515
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	900	994,193
1.75%, 02/25/17[a]	EUR	1,350	1,494,175
2.50%, 07/25/16[a]	EUR	1	904

			9,506,534

GERMANY — 8.76%
Bundesobligation
0.25%, 04/13/18[a]	EUR	875	962,288
0.50%, 04/07/17[a]	EUR	875	957,649
0.50%, 10/13/17[a]	EUR	775	852,610
0.50%, 02/23/18[a]	EUR	825	910,911
0.75%, 02/24/17[a]	EUR	1,825	2,000,165
Bundesrepublik Deutschland
3.75%, 01/04/17[a]	EUR	75	84,300
4.00%, 07/04/16[a]	EUR	9	10,186
4.00%, 01/04/18[a]	EUR	875	1,028,980
4.25%, 07/04/17[a]	EUR	925	1,068,326
4.25%, 07/04/18[a]	EUR	1,200	1,447,899
Bundesschatzanweisungen
0.01%, 12/16/16[a]	EUR	475	515,908
0.01%, 03/10/17[a]	EUR	300	326,241

			10,165,463

IRELAND — 1.77%
Ireland Government Bond
4.50%, 10/18/18	EUR	1,000	1,221,743
4.60%, 04/18/16	EUR	2	2,527
5.50%, 10/18/17	EUR	700	833,539

			2,057,809

ITALY — 8.31%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	400	435,426
0.30%, 10/15/18	EUR	200	218,054
0.75%, 01/15/18	EUR	675	741,288
1.15%, 05/15/17	EUR	625	686,566
3.50%, 11/01/17	EUR	400	459,499
3.50%, 06/01/18	EUR	800	936,261
3.50%, 12/01/18	EUR	700	831,766
3.75%, 08/01/16	EUR	1	1,103
4.00%, 02/01/17	EUR	950	1,069,647
4.50%, 02/01/18	EUR	750	884,758
4.50%, 08/01/18	EUR	600	722,001
4.75%, 05/01/17	EUR	575	659,235
4.75%, 06/01/17	EUR	675	776,728
5.25%, 08/01/17[a]	EUR	1,050	1,226,107

			9,648,439

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value

JAPAN — 22.85%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	249,000	$2,063,307
0.20%, 03/20/17	JPY	40,000	331,422
0.20%, 06/20/17	JPY	702,500	5,824,660
0.20%, 09/20/17	JPY	308,450	2,559,219
0.20%, 12/20/17	JPY	140,000	1,162,278
0.20%, 09/20/18	JPY	186,550	1,552,064
0.20%, 12/20/18	JPY	222,000	1,848,010
0.30%, 12/20/16	JPY	415,000	3,437,715
0.30%, 03/20/17	JPY	85,700	710,872
0.30%, 03/20/18	JPY	120,000	999,222
0.30%, 06/20/18	JPY	108,000	900,049
0.30%, 09/20/18	JPY	80,000	667,331
0.40%, 03/20/18	JPY	335,000	2,795,388
0.40%, 06/20/18	JPY	200,000	1,670,689

			26,522,226

NETHERLANDS — 5.08%
Netherlands Government Bond
0.01%, 04/15/18[b]	EUR	490	535,255
0.50%, 04/15/17[b]	EUR	600	656,732
1.25%, 01/15/18[b]	EUR	1,100	1,229,932
1.25%, 01/15/19[b]	EUR	650	737,788
2.50%, 01/15/17[b]	EUR	575	639,606
4.00%, 07/15/16[b]	EUR	9	10,429
4.00%, 07/15/18[b]	EUR	600	720,015
4.50%, 07/15/17[b]	EUR	1,175	1,363,452

			5,893,209

NORWAY — 3.31%
Norway Government Bond Series 472
4.25%, 05/19/17[b]	NOK	32,012	3,840,058

			3,840,058

PORTUGAL — 3.75%
Portugal Obrigacoes do Tesouro OT
4.35%, 10/16/17[b]	EUR	2,775	3,220,923
4.45%, 06/15/18[b]	EUR	950	1,126,846
6.40%, 02/15/16[b]	EUR	2	2,464

			4,350,233

SPAIN — 4.62%
Spain Government Bond
0.25%, 04/30/18	EUR	350	380,471
0.50%, 10/31/17	EUR	325	354,828
2.10%, 04/30/17	EUR	900	999,569
3.80%, 01/31/17[b]	EUR	150	168,544
4.10%, 07/30/18[b]	EUR	734	874,040
4.50%, 01/31/18	EUR	825	972,283
5.50%, 07/30/17[b]	EUR	1,375	1,610,124

			5,359,859

Security	Principal or Shares (000s)		Value

SWEDEN — 3.33%
Sweden Government Bond
3.00%, 07/12/16	SEK	10	$1,184
3.75%, 08/12/17	SEK	31,075	3,863,977

			3,865,161

SWITZERLAND — 1.33%
Switzerland Government Bond
3.00%, 01/08/18[a]	CHF	895	941,512
4.25%, 06/05/17[a]	CHF	575	600,337

			1,541,849

UNITED KINGDOM — 3.52%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	1,100	1,576,528
1.25%, 07/22/18[a]	GBP	350	505,634
5.00%, 03/07/18[a]	GBP	950	1,479,854
8.75%, 08/25/17[a]	GBP	325	522,814

			4,084,830

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $126,313,899)			114,271,787

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]		192	191,873

			191,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,873)			191,873

TOTAL INVESTMENTS IN SECURITIES — 98.61%
(Cost: $126,505,772)			114,463,660
Other Assets, Less Liabilities — 1.39%			1,608,136

NET ASSETS — 100.00%			$116,071,796

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.24%

AEROSPACE & DEFENSE — 1.42%
Boeing Co. (The)
4.88%, 02/15/20	$134	$150,463
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	34	32,459
3.88%, 07/15/21 (Call 04/15/21)[a]	79	84,939
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	134,952
United Technologies Corp.
1.80%, 06/01/17	200	201,622
3.10%, 06/01/22	98	101,811
4.15%, 05/15/45 (Call 11/16/44)	24	23,274
4.50%, 06/01/42	287	292,196
5.70%, 04/15/40	18	21,333
6.13%, 02/01/19	7	7,860

		1,050,909
AGRICULTURE — 1.06%
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	34	32,866
4.48%, 03/01/21	57	62,543
Philip Morris International Inc.
1.13%, 08/21/17	250	250,309
2.50%, 08/22/22	106	106,617
3.60%, 11/15/23	63	67,046
3.88%, 08/21/42	189	173,182
4.13%, 03/04/43	45	42,961
4.38%, 11/15/41	24	23,677
5.65%, 05/16/18	24	26,215

		785,416
AIRLINES — 0.34%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	87	84,149
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	30	31,259
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	134	135,340

		250,748
APPAREL — 0.08%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	57	56,132

		56,132
AUTO MANUFACTURERS — 1.42%
American Honda Finance Corp.
0.95%, 05/05/17	112	111,672
2.13%, 10/10/18	112	113,144
2.25%, 08/15/19	89	90,143
Daimler Finance North America LLC
8.50%, 01/18/31	73	107,294
Toyota Motor Credit Corp.
1.75%, 05/22/17	161	162,387
2.00%, 10/24/18	67	67,740
2.10%, 01/17/19	34	34,418
2.15%, 03/12/20	112	112,954
2.63%, 01/10/23[a]	167	165,892
3.30%, 01/12/22	79	82,546

		1,048,190

Security	Principal (000s)	Value
BANKS — 30.01%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	$134	$133,911
2.00%, 08/24/18[a]	27	27,111
2.38%, 03/16/20	57	57,316
4.00%, 03/13/24	67	71,047
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	37	37,008
2.25%, 06/13/19	39	39,261
2.70%, 11/16/20	242	245,445
Bank of America N.A.
1.65%, 03/26/18	484	482,018
Bank of Montreal
1.40%, 09/11/17	145	145,035
1.45%, 04/09/18 (Call 03/09/18)[a]	67	66,706
1.80%, 07/31/18	112	112,042
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	67	66,746
2.10%, 08/01/18 (Call 07/02/18)	100	101,053
2.10%, 01/15/19 (Call 12/15/18)	79	79,610
3.40%, 05/15/24 (Call 04/15/24)	57	58,939
3.55%, 09/23/21 (Call 08/23/21)	79	83,141
3.65%, 02/04/24 (Call 01/05/24)	24	25,214
Series G
2.15%, 02/24/20 (Call 01/24/20)	177	177,112
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	122	121,375
2.05%, 06/05/19	189	189,161
2.35%, 10/21/20[a]	97	97,113
Barclays Bank PLC
2.50%, 02/20/19	194	197,302
6.75%, 05/22/19	97	111,597
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	222	222,368
2.25%, 02/01/19 (Call 01/02/19)	89	89,949
BNP Paribas SA
2.38%, 09/14/17	57	57,717
2.40%, 12/12/18	222	224,553
2.45%, 03/17/19	45	45,579
5.00%, 01/15/21	134	148,970
BPCE SA
2.50%, 07/15/19	242	245,022
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	247,724
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	243,648
2.50%, 09/20/18	97	98,653
Cooperatieve Rabobank UA
3.88%, 02/08/22	112	118,924
3.95%, 11/09/22	242	246,552
4.38%, 08/04/25[a]	242	246,043
5.25%, 05/24/41	67	77,632
Credit Suisse AG/New York NY
3.00%, 10/29/21	242	246,695
4.38%, 08/05/20	484	522,842
Deutsche Bank AG/London
6.00%, 09/01/17	156	165,587

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	$194	$195,953
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	222	222,941
2.55%, 10/23/19	167	166,978
2.60%, 04/23/20 (Call 03/23/20)	406	404,646
2.90%, 07/19/18	67	68,145
3.63%, 01/22/23	156	158,158
3.75%, 05/22/25 (Call 02/22/25)[a]	12	12,055
4.00%, 03/03/24	34	34,873
5.25%, 07/27/21	45	49,888
5.38%, 03/15/20	112	122,998
5.75%, 01/24/22	250	283,526
6.13%, 02/15/33	156	181,599
6.15%, 04/01/18	249	269,775
6.25%, 09/01/17	12	12,780
6.25%, 02/01/41	145	171,095
7.50%, 02/15/19	34	38,812
HSBC Bank USA N.A.
4.88%, 08/24/20	242	261,930
HSBC Holdings PLC
4.00%, 03/30/22	40	42,388
4.88%, 01/14/22	24	26,528
5.10%, 04/05/21	106	117,761
5.25%, 03/14/44	194	190,821
6.50%, 09/15/37	290	331,878
HSBC USA Inc.
1.70%, 03/05/18	339	339,106
2.25%, 06/23/19[a]	97	96,926
JPMorgan Chase & Co.
1.63%, 05/15/18	24	23,882
1.80%, 01/25/18	57	56,995
2.00%, 08/15/17	134	134,843
2.25%, 01/23/20 (Call 12/23/19)	134	132,822
2.35%, 01/28/19	311	313,936
2.75%, 06/23/20 (Call 05/23/20)	24	24,143
3.20%, 01/25/23	101	99,875
3.25%, 09/23/22	211	211,830
3.90%, 07/15/25 (Call 04/15/25)	167	171,421
4.35%, 08/15/21	40	42,814
4.63%, 05/10/21	57	62,056
5.40%, 01/06/42	177	195,082
5.60%, 07/15/41	12	13,568
6.00%, 01/15/18	134	144,646
6.30%, 04/23/19	156	175,438
6.40%, 05/15/38	95	116,955
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	242	258,672
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	241,208
Lloyds Bank PLC
2.40%, 03/17/20	194	194,503
4.20%, 03/28/17	167	172,284
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	247,303
Morgan Stanley
2.13%, 04/25/18	112	112,048
2.50%, 01/24/19	134	134,794
2.80%, 06/16/20[a]	207	207,986
3.75%, 02/25/23	189	193,355

Security	Principal (000s)	Value
3.88%, 01/27/26	$100	$101,363
4.30%, 01/27/45[a]	112	105,401
5.50%, 01/26/20	97	107,650
5.50%, 07/28/21	134	150,388
5.63%, 09/23/19	194	213,753
6.38%, 07/24/42	118	143,399
6.63%, 04/01/18	539	589,961
Series F
3.88%, 04/29/24	177	179,422
National Australia Bank Ltd./New York
2.75%, 03/09/17	242	246,281
Northern Trust Corp.
2.38%, 08/02/22	73	72,745
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[b]	242	241,037
4.20%, 11/01/25 (Call 10/02/25)[b]	242	259,269
PNC Funding Corp.
5.13%, 02/08/20[b]	117	129,225
Royal Bank of Canada
1.80%, 07/30/18	250	250,216
2.15%, 03/15/19[a]	112	112,698
2.20%, 07/27/18	177	178,998
Societe Generale SA
2.75%, 10/12/17	242	245,682
State Street Corp.
3.10%, 05/15/23	67	66,866
3.30%, 12/16/24	100	102,082
3.70%, 11/20/23	112	118,370
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	242	244,934
2.45%, 10/20/20	242	242,819
Svenska Handelsbanken AB
1.63%, 03/21/18	242	241,697
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	167	166,138
1.95%, 01/22/19	150	150,678
2.13%, 07/02/19	24	24,144
2.25%, 11/05/19	67	67,474
2.63%, 09/10/18	112	114,445
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	156	156,960
2.20%, 04/25/19 (Call 03/25/19)	200	202,542
2.95%, 07/15/22 (Call 06/15/22)	101	101,683
3.00%, 03/15/22 (Call 02/15/22)	79	81,052
UBS AG/Stamford CT
1.80%, 03/26/18	242	241,822
2.35%, 03/26/20[a]	250	250,160
Wachovia Corp.
5.75%, 06/15/17	156	165,002
Wells Fargo & Co.
1.40%, 09/08/17	57	56,942
1.50%, 01/16/18	112	111,925
2.15%, 01/15/19	409	412,240
3.00%, 01/22/21	145	149,170
3.50%, 03/08/22	217	226,537
3.90%, 05/01/45	89	81,946
4.10%, 06/03/26	112	113,596
4.13%, 08/15/23	24	25,018
4.30%, 07/22/27[a]	112	115,062

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
4.48%, 01/16/24	$79	$83,322
4.60%, 04/01/21	112	123,140
5.61%, 01/15/44	338	373,388
5.63%, 12/11/17	57	61,151
Series M
3.45%, 02/13/23[a]	205	205,885
Series N
2.15%, 01/30/20	22	21,972
Westpac Banking Corp.
1.60%, 01/12/18	112	111,990
2.00%, 08/14/17[a]	122	123,081
2.25%, 01/17/19[a]	79	79,785
2.30%, 05/26/20	57	57,272
4.88%, 11/19/19	95	104,676

		22,162,194
BEVERAGES — 5.54%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	277	278,582
2.65%, 02/01/21 (Call 01/01/21)	225	227,038
3.65%, 02/01/26 (Call 11/01/25)	400	405,244
3.70%, 02/01/24[a]	45	46,319
4.63%, 02/01/44[a]	40	40,012
4.90%, 02/01/46 (Call 08/01/45)	375	389,770
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	377	377,218
3.75%, 07/15/42	177	154,526
8.20%, 01/15/39	57	81,106
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)[a]	34	35,506
Coca-Cola Co. (The)
0.88%, 10/27/17	119	118,735
1.15%, 04/01/18	67	66,950
1.65%, 11/01/18	67	68,023
2.50%, 04/01/23[a]	89	89,579
2.88%, 10/27/25[a]	97	96,953
3.30%, 09/01/21[a]	101	107,170
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	149,959
Diageo Capital PLC
1.50%, 05/11/17	139	139,290
2.63%, 04/29/23 (Call 01/29/23)	86	84,020
Diageo Investment Corp.
4.25%, 05/11/42	79	79,206
PepsiCo Inc.
0.95%, 02/22/17	24	24,016
2.15%, 10/14/20 (Call 09/14/20)	125	125,804
2.25%, 01/07/19 (Call 12/07/18)	156	158,932
2.75%, 03/05/22	377	385,870
2.75%, 03/01/23[a]	145	147,240
2.75%, 04/30/25 (Call 01/30/25)	57	56,536
4.00%, 03/05/42	62	60,398
4.60%, 07/17/45 (Call 01/17/45)	57	60,768
7.90%, 11/01/18	29	33,823

		4,088,593
BIOTECHNOLOGY — 1.10%
Gilead Sciences Inc.
2.35%, 02/01/20	222	224,516
2.55%, 09/01/20	112	113,683
3.50%, 02/01/25 (Call 11/01/24)	89	90,818

Security	Principal (000s)	Value
3.65%, 03/01/26 (Call 12/01/25)	$21	$21,471
4.50%, 02/01/45 (Call 08/01/44)	198	195,063
4.60%, 09/01/35 (Call 03/01/35)	167	170,560

		816,111
CHEMICALS — 1.03%
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	84	72,217
6.00%, 07/15/18	112	122,161
Lubrizol Corp.
8.88%, 02/01/19	34	40,748
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	12	9,011
4.20%, 07/15/34 (Call 01/15/34)	156	131,657
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	112	109,637
5.63%, 12/01/40[a]	34	35,692
6.50%, 05/15/19	24	26,792
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	33,120
3.55%, 11/07/42 (Call 05/07/42)	30	27,273
4.50%, 08/15/19	89	96,333
Sherwin-Williams Co. (The)
1.35%, 12/15/17	57	56,650

		761,291
COMMERCIAL SERVICES — 0.52%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	35,510
3.38%, 09/15/25 (Call 06/15/25)	17	17,573
Catholic Health Initiatives
2.95%, 11/01/22	95	94,805
Massachusetts Institute of Technology
5.60%, 07/01/11	69	87,654
MasterCard Inc.
2.00%, 04/01/19[a]	45	45,451
3.38%, 04/01/24	57	58,869
Princeton University
5.70%, 03/01/39	24	31,796
Series A
4.95%, 03/01/19	12	13,135

		384,793
COMPUTERS — 3.21%
Apple Inc.
1.00%, 05/03/18	222	220,894
1.55%, 02/07/20	167	165,560
2.00%, 05/06/20	33	33,211
2.10%, 05/06/19	160	162,927
2.70%, 05/13/22	112	113,793
2.85%, 05/06/21	167	172,757
3.20%, 05/13/25	24	24,327
3.45%, 05/06/24[a]	112	116,324
3.45%, 02/09/45	132	110,358
3.85%, 05/04/43	112	100,901
4.38%, 05/13/45	63	61,590
4.45%, 05/06/44[a]	57	56,336
EMC Corp./MA
1.88%, 06/01/18[a]	112	106,423
3.38%, 06/01/23 (Call 03/01/23)[a]	57	45,782

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
International Business Machines Corp.
1.63%, 05/15/20[a]	$97	$95,892
1.88%, 05/15/19	97	97,685
3.63%, 02/12/24	150	154,156
4.00%, 06/20/42[a]	136	122,386
5.70%, 09/14/17	281	301,006
7.63%, 10/15/18	97	112,034

		2,374,342
COSMETICS & PERSONAL CARE — 0.44%
Colgate-Palmolive Co.
1.75%, 03/15/19	34	34,495
1.95%, 02/01/23	79	77,169
Procter & Gamble Co. (The)
2.30%, 02/06/22	45	45,548
5.55%, 03/05/37	135	167,422

		324,634
DISTRIBUTION & WHOLESALE — 0.06%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	45	47,502

		47,502
DIVERSIFIED FINANCIAL SERVICES — 6.01%
American Express Co.
2.65%, 12/02/22[a]	32	31,150
4.05%, 12/03/42	76	72,719
7.00%, 03/19/18	89	98,473
American Express Credit Corp.
1.55%, 09/22/17	42	42,031
2.13%, 07/27/18[a]	134	135,106
2.13%, 03/18/19	112	112,513
2.25%, 08/15/19[a]	45	45,209
2.38%, 03/24/17	183	185,159
2.38%, 05/26/20 (Call 04/25/20)	112	111,962
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	50,248
Ameriprise Financial Inc.
4.00%, 10/15/23	97	101,917
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)[a]	153	152,628
GE Capital International Funding Co.
0.96%, 04/15/16[c]	—	130
2.34%, 11/15/20[a,c]	630	632,220
General Electric Capital Corp.
3.10%, 01/09/23	125	128,699
5.63%, 05/01/18	350	383,168
5.88%, 01/14/38	634	787,076
HSBC Finance Corp.
6.68%, 01/15/21	137	155,082
Intercontinental Exchange Inc.
2.50%, 10/15/18	57	57,694
3.75%, 12/01/25 (Call 09/01/25)	150	153,885
Invesco Finance PLC
3.75%, 01/15/26	97	99,005
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	101	100,204
10.38%, 11/01/18	67	82,354
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	45,661
5.60%, 12/01/19	57	64,145

Security	Principal (000s)	Value
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	$250	$251,776
3.15%, 12/14/25 (Call 09/14/25)	200	202,818
4.30%, 12/14/45 (Call 06/14/45)[a]	150	154,749

		4,437,781
ELECTRIC — 3.56%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	45	41,412
Commonwealth Edison Co.
5.80%, 03/15/18	134	145,576
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	62	59,378
4.45%, 03/15/44 (Call 09/15/43)	45	46,504
Series 08-B
6.75%, 04/01/38	79	104,257
Consumers Energy Co.
6.70%, 09/15/19	30	34,758
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	57	59,693
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	28	26,643
4.00%, 09/30/42 (Call 03/30/42)	261	257,068
5.30%, 02/15/40	18	21,090
Duke Energy Florida LLC
6.40%, 06/15/38	45	58,621
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	40,706
4.20%, 08/15/45 (Call 02/15/45)	45	45,812
5.30%, 01/15/19	12	13,230
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,193
4.05%, 06/01/42 (Call 12/01/41)	145	148,203
Georgia Power Co.
4.30%, 03/15/42	134	128,646
Series 10-C
4.75%, 09/01/40	24	24,479
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,572
5.13%, 11/01/40 (Call 05/01/40)	34	39,018
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	101	105,703
5.80%, 03/01/37	29	34,840
6.05%, 03/01/34	256	311,428
PacifiCorp
6.00%, 01/15/39[a]	115	143,087
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	27,277
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	24	23,627
San Diego Gas & Electric Co.
4.50%, 08/15/40	34	36,293
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	67	66,044
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	85,002
4.65%, 10/01/43 (Call 04/01/43)	62	66,881
5.50%, 03/15/40	59	71,033
Series 08-A
5.95%, 02/01/38	12	15,070

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Virginia Electric & Power Co.
5.40%, 04/30/18	$106	$114,881
8.88%, 11/15/38	106	169,908
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	24,543

		2,627,476
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	57,735
2.63%, 02/15/23 (Call 11/15/22)	57	56,509

		114,244
ELECTRONICS — 0.27%
Honeywell International Inc.
4.25%, 03/01/21	67	74,308
5.30%, 03/01/18	24	26,001
5.38%, 03/01/41	84	101,680

		201,989
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	7	7,029
4.38%, 05/08/42[a]	57	57,999

		65,028
FOOD — 0.50%
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	57	59,337
5.25%, 02/12/18	67	71,679
Unilever Capital Corp.
2.10%, 07/30/20[a]	97	97,902
2.20%, 03/06/19	97	98,978
5.90%, 11/15/32	34	43,722

		371,618
GAS — 0.13%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	45	44,563
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	45	47,862

		92,425
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	45,320
		45,320

HEALTH CARE — PRODUCTS — 1.73%
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	57	56,885
6.00%, 10/15/17	112	120,978
Medtronic Inc.
1.38%, 04/01/18	12	11,998
3.50%, 03/15/25	531	543,486
4.00%, 04/01/43 (Call 10/01/42)	62	58,908
4.38%, 03/15/35	177	181,199

Security	Principal (000s)	Value
4.63%, 03/15/44 (Call 09/15/43)	$45	$46,879
4.63%, 03/15/45	45	46,931
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	57	56,526
4.75%, 04/15/43 (Call 10/15/42)	34	32,923
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	125	123,404

		1,280,117
HEALTH CARE — SERVICES — 1.91%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	101	100,849
2.75%, 11/15/22 (Call 08/15/22)	67	66,451
4.50%, 05/15/42 (Call 11/15/41)	97	95,333
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	38,214
Howard Hughes Medical Institute
3.50%, 09/01/23	57	60,508
Kaiser Foundation Hospitals
4.88%, 04/01/42	45	48,941
UnitedHealth Group Inc.
1.40%, 10/15/17	89	89,172
2.70%, 07/15/20	112	115,068
2.88%, 03/15/22 (Call 12/15/21)	101	102,872
2.88%, 03/15/23	79	78,719
3.75%, 07/15/25	333	345,620
4.63%, 07/15/35	7	7,380
4.75%, 07/15/45	49	52,551
6.00%, 02/15/18	12	13,059
6.88%, 02/15/38	145	194,977

		1,409,714
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,295

		23,295
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
6.63%, 08/01/37	29	38,334

		38,334
INSURANCE — 3.15%
ACE INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	200	202,299
3.15%, 03/15/25	57	57,448
3.35%, 05/15/24	45	45,979
4.35%, 11/03/45 (Call 05/03/45)	50	52,352
AEGON Funding Co. LLC
5.75%, 12/15/20	30	34,470
Aflac Inc.
3.63%, 11/15/24	57	58,487
Allstate Corp. (The)
3.15%, 06/15/23[a]	57	57,823
4.50%, 06/15/43	34	35,574
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	24	24,833
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	112	112,038

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
1.60%, 05/15/17	$134	$134,881
3.00%, 05/15/22	81	84,043
4.30%, 05/15/43[a]	73	71,128
4.40%, 05/15/42[a]	45	44,423
5.75%, 01/15/40	12	14,160
Berkshire Hathaway Inc.
1.55%, 02/09/18	24	24,127
3.00%, 02/11/23[a]	45	46,206
Chubb Corp. (The)
5.75%, 05/15/18	67	73,216
6.00%, 05/11/37	24	30,103
6.38%, 03/29/67[d]	122	114,680
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	57	54,953
4.13%, 05/15/43 (Call 11/15/42)	24	22,016
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	56,926
3.75%, 03/14/26 (Call 12/14/25)	112	113,567
MetLife Inc.
1.76%, 12/15/17	84	84,193
3.00%, 03/01/25	67	64,511
4.05%, 03/01/45	73	65,377
4.13%, 08/13/42	136	123,576
7.72%, 02/15/19	89	103,719
Series D
4.37%, 09/15/23	151	161,130
Travelers Companies Inc. (The)
5.35%, 11/01/40	97	114,674
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	43,287

		2,326,199
INTERNET — 0.64%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)[a]	194	188,124
Baidu Inc.
3.50%, 11/28/22	194	194,535
Google Inc.
3.38%, 02/25/24	57	60,707
3.63%, 05/19/21	29	31,156

		474,522
MACHINERY — 1.68%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	167	167,954
2.25%, 12/01/19	45	45,291
2.85%, 06/01/22[a]	45	45,172
Caterpillar Inc.
3.80%, 08/15/42	98	86,742
3.90%, 05/27/21	89	95,247
5.20%, 05/27/41	45	48,706
7.90%, 12/15/18	57	66,401
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	67	69,288
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	100,101
3.90%, 06/09/42 (Call 12/09/41)	89	83,641
John Deere Capital Corp.
1.20%, 10/10/17	167	166,653
1.35%, 01/16/18	66	65,918
2.05%, 03/10/20	34	33,862
2.25%, 04/17/19	161	162,730

		1,237,706

Security	Principal (000s)	Value
MANUFACTURING — 0.96%
3M Co.
2.00%, 06/26/22	$128	$126,982
3.00%, 08/07/25	57	58,763
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	79	85,366
General Electric Co.
4.50%, 03/11/44	97	100,902
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	57	59,747
3.90%, 09/01/42 (Call 03/01/42)	95	92,343
6.25%, 04/01/19	24	27,238
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	112	115,369
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	45	45,146

		711,856
MEDIA — 2.78%
Comcast Corp.
2.85%, 01/15/23	101	102,272
3.38%, 08/15/25 (Call 05/15/25)	66	67,347
3.60%, 03/01/24	45	47,220
4.25%, 01/15/33	333	331,279
4.50%, 01/15/43	222	221,546
4.60%, 08/15/45 (Call 02/15/45)	112	113,565
4.75%, 03/01/44	57	59,043
5.70%, 05/15/18[a]	57	62,319
6.45%, 03/15/37	24	29,833
6.95%, 08/15/37	101	132,342
NBCUniversal Media LLC
2.88%, 01/15/23	57	57,410
4.38%, 04/01/21	79	86,563
5.15%, 04/30/20	211	237,164
Walt Disney Co. (The)
1.10%, 12/01/17[a]	112	112,072
1.13%, 02/15/17	112	112,278
2.35%, 12/01/22	89	89,091
3.00%, 02/13/26	100	101,381
Series E
4.13%, 12/01/41	89	89,730

		2,052,455
METAL FABRICATE & HARDWARE — 0.17%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	65,694
3.25%, 06/15/25 (Call 03/15/25)	57	57,945

		123,639
MINING — 1.42%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	156	155,330
3.25%, 11/21/21	24	22,915
3.85%, 09/30/23[a]	24	22,757
5.00%, 09/30/43	150	133,119
6.50%, 04/01/19	79	86,108

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	$145	$153,972
7.13%, 07/15/28	57	64,551
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	200	194,710
2.88%, 08/21/22 (Call 05/21/22)	132	117,620
4.13%, 08/21/42 (Call 02/21/42)	126	99,542

		1,050,624
OIL & GAS — 7.07%
BP Capital Markets PLC
1.38%, 11/06/17	67	66,295
1.38%, 05/10/18	150	147,482
2.24%, 09/26/18	67	66,924
2.24%, 05/10/19	45	44,597
2.50%, 11/06/22	145	134,805
2.75%, 05/10/23[a]	200	185,783
3.51%, 03/17/25[a]	125	119,570
4.50%, 10/01/20[a]	67	71,544
4.74%, 03/11/21	12	12,964
Chevron Corp.
1.37%, 03/02/18	112	111,042
1.79%, 11/16/18	200	199,216
1.96%, 03/03/20 (Call 02/03/20)	45	44,350
2.36%, 12/05/22 (Call 09/05/22)	112	106,998
3.19%, 06/24/23 (Call 03/24/23)	112	111,709
3.33%, 11/17/25 (Call 08/17/25)	50	49,567
4.95%, 03/03/19	150	162,610
Conoco Funding Co.
7.25%, 10/15/31	89	94,768
ConocoPhillips
5.75%, 02/01/19	208	217,159
6.00%, 01/15/20	34	35,786
6.50%, 02/01/39	217	209,164
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	17	15,688
3.35%, 11/15/24 (Call 08/15/24)[a]	100	85,606
4.30%, 11/15/44 (Call 05/15/44)[a]	45	33,763
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	57	55,816
2.63%, 03/15/23 (Call 12/15/22)[a]	79	72,183
3.90%, 04/01/35 (Call 10/01/34)	43	35,747
5.63%, 06/01/19	12	12,943
5.88%, 09/15/17	24	25,266
Exxon Mobil Corp.
0.92%, 03/15/17	89	88,986
1.31%, 03/06/18	134	133,505
2.71%, 03/06/25 (Call 12/06/24)[a]	167	162,757
3.18%, 03/15/24 (Call 12/15/23)	101	102,377
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	120	117,782
2.70%, 02/15/23 (Call 11/15/22)	63	57,907
4.63%, 06/15/45 (Call 12/15/44)	45	41,041
Shell International Finance BV
1.13%, 08/21/17	294	291,038
1.25%, 11/10/17	242	241,219
1.90%, 08/10/18	24	23,862
3.25%, 05/11/25[a]	189	180,068
4.13%, 05/11/35	167	153,251
4.55%, 08/12/43	112	105,575
6.38%, 12/15/38	150	172,020

Security	Principal (000s)	Value
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$28	$24,620
6.50%, 06/15/38	163	154,487
Total Capital Canada Ltd.
2.75%, 07/15/23	101	94,292
Total Capital International SA
1.55%, 06/28/17	222	222,047
2.13%, 01/10/19[a]	24	23,967
2.70%, 01/25/23	91	85,282
3.75%, 04/10/24[a]	112	111,367
Total Capital SA
4.45%, 06/24/20	100	107,494

		5,224,289
OIL & GAS SERVICES — 0.95%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	40	38,843
5.13%, 09/15/40	58	51,084
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	73	70,990
3.50%, 08/01/23 (Call 05/01/23)	24	22,515
3.80%, 11/15/25 (Call 08/15/25)	242	224,506
4.50%, 11/15/41 (Call 05/15/41)[a]	79	65,220
4.75%, 08/01/43 (Call 02/01/43)	45	38,473
5.00%, 11/15/45 (Call 05/15/45)	25	22,297
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	112	98,787
3.95%, 12/01/42 (Call 06/01/42)	34	24,358
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	45	45,655

		702,728
PHARMACEUTICALS — 5.17%
Abbott Laboratories
2.00%, 03/15/20	69	69,454
5.30%, 05/27/40	101	116,754
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	134	131,611
AstraZeneca PLC
1.95%, 09/18/19	156	155,982
3.38%, 11/16/25	100	100,367
4.00%, 09/18/42	134	127,390
4.38%, 11/16/45	97	96,705
Bristol-Myers Squibb Co.
0.88%, 08/01/17	57	56,781
4.50%, 03/01/44 (Call 09/01/43)	49	53,824
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	57	55,383
5.20%, 03/15/17	57	59,642
5.55%, 03/15/37	18	21,626
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	57	57,439
5.65%, 05/15/18	29	31,777
6.38%, 05/15/38	124	157,249
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	148,490
Johnson & Johnson
1.65%, 12/05/18	57	57,740
4.50%, 12/05/43 (Call 06/05/43)[a]	57	63,610
5.55%, 08/15/17	89	95,261
5.95%, 08/15/37	117	152,480

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[a]	$222	$221,893
1.30%, 05/18/18	24	24,024
2.40%, 09/15/22 (Call 06/15/22)	45	44,771
2.80%, 05/18/23	57	57,448
3.70%, 02/10/45 (Call 08/10/44)	139	129,768
4.15%, 05/18/43	101	101,603
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	29	32,168
Novartis Capital Corp.
2.40%, 09/21/22[a]	89	89,471
3.00%, 11/20/25 (Call 08/20/25)	75	75,744
3.40%, 05/06/24	89	93,379
3.70%, 09/21/42	73	70,204
4.00%, 11/20/45 (Call 05/20/45)	50	50,316
Novartis Securities Investment Ltd.
5.13%, 02/10/19	161	177,577
Pfizer Inc.
3.00%, 06/15/23[a]	67	68,648
6.20%, 03/15/19	233	264,570
7.20%, 03/15/39	272	376,217
Sanofi
4.00%, 03/29/21	122	132,759

		3,820,125
PIPELINES — 0.51%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	51,285
3.80%, 10/01/20	67	67,760
4.63%, 03/01/34 (Call 12/01/33)	84	74,208
6.10%, 06/01/40	112	111,804
6.50%, 08/15/18	24	26,048
7.63%, 01/15/39	40	47,408

		378,513
REAL ESTATE INVESTMENT TRUSTS — 0.84%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	124,204
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,550
2.50%, 07/15/21 (Call 04/15/21)	100	100,813
3.38%, 03/15/22 (Call 12/15/21)[a]	156	162,516
3.50%, 09/01/25 (Call 06/01/25)[a]	153	156,674
5.65%, 02/01/20 (Call 11/01/19)	24	27,073

		616,830
RETAIL — 4.31%
Costco Wholesale Corp.
1.70%, 12/15/19	112	112,112
1.75%, 02/15/20	57	57,037
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	57,961
2.25%, 09/10/18 (Call 08/10/18)[a]	34	34,813
2.63%, 06/01/22 (Call 05/01/22)	98	99,996
3.75%, 02/15/24 (Call 11/15/23)	89	95,008
4.20%, 04/01/43 (Call 10/01/42)	79	79,210
4.25%, 04/01/46 (Call 10/01/45)	45	45,430
4.88%, 02/15/44 (Call 08/15/43)	12	13,266
5.88%, 12/16/36	228	278,100
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	112	112,611

Security	Principal (000s)	Value
3.12%, 04/15/22 (Call 01/15/22)	$57	$59,479
3.80%, 11/15/21 (Call 08/15/21)[a]	18	19,287
4.65%, 04/15/42 (Call 10/15/41)	101	106,573
5.00%, 09/15/43 (Call 03/15/43)	24	26,538
6.65%, 09/15/37	51	66,788
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	45	48,676
Target Corp.
2.90%, 01/15/22	70	71,800
4.00%, 07/01/42[a]	80	78,930
5.38%, 05/01/17	97	102,364
6.00%, 01/15/18	100	108,975
7.00%, 01/15/38	97	133,065
Wal-Mart Stores Inc.
1.00%, 04/21/17	189	189,264
2.55%, 04/11/23 (Call 01/11/23)[a]	89	89,110
3.25%, 10/25/20	75	79,794
3.30%, 04/22/24 (Call 01/22/24)[a]	89	93,131
4.30%, 04/22/44 (Call 10/22/43)[a]	40	41,228
4.75%, 10/02/43 (Call 04/02/43)	12	13,077
5.63%, 04/15/41	311	373,308
5.80%, 02/15/18	156	170,461
6.50%, 08/15/37	247	322,279

		3,179,671
SEMICONDUCTORS — 1.91%
Applied Materials Inc.
4.30%, 06/15/21	57	61,728
5.85%, 06/15/41	34	37,537
Intel Corp.
1.35%, 12/15/17	222	222,883
3.30%, 10/01/21	139	146,241
3.70%, 07/29/25 (Call 04/29/25)[a]	180	189,659
4.00%, 12/15/32	67	66,243
4.25%, 12/15/42[a]	89	85,640
4.90%, 07/29/45 (Call 01/29/45)	45	46,686
QUALCOMM Inc.
1.40%, 05/18/18	46	45,757
2.25%, 05/20/20[a]	29	29,078
3.00%, 05/20/22	48	48,099
3.45%, 05/20/25 (Call 02/20/25)[a]	167	162,189
4.80%, 05/20/45 (Call 11/20/44)	63	55,671
Texas Instruments Inc.
1.65%, 08/03/19	145	144,396
Xilinx Inc.
2.13%, 03/15/19	67	66,802

		1,408,609
SOFTWARE — 3.71%
Microsoft Corp.
0.88%, 11/15/17	112	111,783
1.63%, 12/06/18	24	24,295
1.85%, 02/12/20 (Call 01/12/20)	57	57,470
2.00%, 11/03/20 (Call 10/03/20)[a]	194	195,962
2.65%, 11/03/22 (Call 09/03/22)	100	101,616
3.00%, 10/01/20[a]	89	94,031
3.50%, 02/12/35 (Call 08/12/34)	443	413,508
3.63%, 12/15/23 (Call 09/15/23)	24	25,811
4.20%, 11/03/35 (Call 05/03/35)	97	98,109
4.45%, 11/03/45 (Call 05/03/45)	100	102,258
4.75%, 11/03/55 (Call 05/03/55)[a]	25	25,207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
4.88%, 12/15/43 (Call 06/15/43)[a]	$45	$48,961
5.30%, 02/08/41	62	70,791
Oracle Corp.
1.20%, 10/15/17	122	122,340
2.25%, 10/08/19	222	226,158
2.38%, 01/15/19	134	137,091
3.25%, 05/15/30 (Call 02/15/30)	277	259,424
3.63%, 07/15/23	112	116,641
3.90%, 05/15/35 (Call 11/15/34)	89	82,559
4.30%, 07/08/34 (Call 01/08/34)	167	163,392
4.38%, 05/15/55 (Call 11/15/54)	12	10,747
5.00%, 07/08/19	12	13,315
5.38%, 07/15/40	195	210,353
5.75%, 04/15/18	24	26,268

		2,738,090
TELECOMMUNICATIONS — 1.43%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	175,966
5.00%, 03/30/20	100	109,562
5.63%, 11/15/17	24	25,505
Cisco Systems Inc.
1.10%, 03/03/17[a]	89	89,255
2.13%, 03/01/19	45	45,812
3.63%, 03/04/24[a]	89	94,279
4.45%, 01/15/20[a]	117	128,394
4.95%, 02/15/19	167	183,565
5.50%, 01/15/40	173	200,630

		1,052,968
TRANSPORTATION — 0.66%
Canadian National Railway Co.
5.55%, 03/01/19	57	62,799
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	63	68,485
4.82%, 02/01/44 (Call 08/01/43)	67	71,886
United Parcel Service Inc.
2.45%, 10/01/22	47	47,191
3.13%, 01/15/21	12	12,585
4.88%, 11/15/40 (Call 05/15/40)	79	89,234
5.13%, 04/01/19	112	123,983
6.20%, 01/15/38	7	9,075

		485,238
WATER — 0.16%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	112	115,451

		115,451

TOTAL CORPORATE BONDS & NOTES
(Cost: $74,062,826)		72,557,709

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 13.58%

MONEY MARKET FUNDS — 13.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,e,f]	8,258	$8,257,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,e,f]	786	785,538
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,e]	987	987,124

		10,030,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,030,474)		10,030,474

TOTAL INVESTMENTS IN SECURITIES — 111.82%
(Cost: $84,093,300)		82,588,183
Other Assets, Less Liabilities — (11.82)%		(8,733,120)

NET ASSETS — 100.00%		$73,855,063

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.86%

ADVERTISING — 0.49%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 02/29/16)[a]	$25	$25,297
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a]	15	14,869
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	10	10,225

		50,391
AEROSPACE & DEFENSE — 0.85%
TransDigm Inc.
5.50%, 10/15/20 (Call 02/29/16)[b]	35	34,125
6.00%, 07/15/22 (Call 07/15/17)[b]	30	29,400
6.50%, 07/15/24 (Call 07/15/19)	25	24,437

		87,962
AGRICULTURE — 0.11%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[b]	15	11,888

		11,888
AIRLINES — 0.49%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	24,750
U.S. Airways Group Inc.
6.13%, 06/01/18	25	25,563

		50,313
AUTO MANUFACTURERS — 0.15%
Navistar International Corp.
8.25%, 11/01/21 (Call 02/29/16)	25	15,563

		15,563
BANKS — 1.13%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	15	14,287
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[c]	100	102,750

		117,037
BEVERAGES — 0.23%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	25	24,250

		24,250

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.21%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	$25	$21,750

		21,750
BUILDING MATERIALS — 0.92%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 02/29/16)	15	11,063
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[a]	15	14,044
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	15	14,325
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	25,812
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	15	13,312
USG Corp.
9.75%, 01/15/18	15	16,500

		95,056
CHEMICALS — 2.28%
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	25	15,313
7.00%, 05/15/25 (Call 05/15/20)[a]	40	24,400
Hexion Inc.
6.63%, 04/15/20 (Call 02/29/16)[b]	50	38,750
8.88%, 02/01/18 (Call 02/29/16)	25	17,000
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/03/16)	10	3,800
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	25	22,187
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 02/29/16)	25	16,813
MPM Escrow LLC
8.88%, 10/15/20	50	—
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	25	19,625
10.38%, 05/01/21 (Call 05/01/18)[a]	25	23,312
PQ Corp.
8.75%, 11/01/18 (Call 02/29/16)[a]	25	23,250
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	15	9,975
Tronox Finance LLC
6.38%, 08/15/20 (Call 02/29/16)	25	15,438
7.50%, 03/15/22 (Call 03/15/18)[a]	10	6,025

		235,888
COAL — 0.56%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	40	25,850
8.00%, 04/01/23 (Call 04/01/18)[b]	15	10,050
Foresight Energy LLC/Foresight Energy Finance Corp.
7.88%, 08/15/21 (Call 08/15/16)[a]	10	7,950
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	35	4,813

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Peabody Energy Corp.
6.00%, 11/15/18	$75	$6,375
10.00%, 03/15/22 (Call 03/15/18)[a]	25	2,500

		57,538
COMMERCIAL SERVICES — 4.14%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	20,562
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a,b]	15	10,950
APX Group Inc.
6.38%, 12/01/19 (Call 02/29/16)	25	23,906
8.75%, 12/01/20 (Call 02/29/16)[b]	15	12,038
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	25	23,750
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	15	12,225
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	15	10,313
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	15	14,738
ExamWorks Group Inc.
5.63%, 04/15/23 (Call 04/15/18)	15	15,073
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[b]	10	9,150
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	17,281
Hertz Corp. (The)
5.88%, 10/15/20 (Call 02/29/16)[b]	25	24,612
6.75%, 04/15/19 (Call 02/29/16)	50	50,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	34,562
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	25	24,625
Laureate Education Inc.
9.25%, 09/01/19 (Call 02/29/16)[a]	35	19,163
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[b]	10	8,025
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)[b]	50	46,125
7.38%, 05/15/20 (Call 05/15/16)[b]	25	25,750
7.63%, 04/15/22 (Call 04/15/17)	25	25,719

		428,567
COMPUTERS — 0.59%
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	50	47,500
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[a]	15	13,706

		61,206
COSMETICS & PERSONAL CARE — 0.27%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	15	13,650
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/29/16)	15	14,625

		28,275
DISTRIBUTION & WHOLESALE — 1.16%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 04/15/16)[a]	15	15,300

Security	Principal (000s)	Value
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	$25	$20,750
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	25	25,719
7.50%, 07/15/20 (Call 10/15/16)	30	31,200
11.50%, 07/15/20 (Call 10/15/16)	25	27,562

		120,531
DIVERSIFIED FINANCIAL SERVICES — 1.60%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	15	9,338
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	15	10,800
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[a]	25	21,562
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a]	25	22,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	15	13,237
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	25	24,750
Springleaf Finance Corp.
5.25%, 12/15/19	50	45,750
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 02/29/16)[a,b]	10	7,200
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	15	10,838

		165,975
ELECTRIC — 4.24%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	30	27,300
5.50%, 02/01/24 (Call 02/01/19)	25	21,875
5.75%, 01/15/25 (Call 10/15/19)[b]	40	35,950
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)	50	48,250
7.38%, 11/01/22 (Call 11/01/18)	50	44,250
7.63%, 11/01/24 (Call 11/01/19)[b]	50	44,000
GenOn Energy Inc.
7.88%, 06/15/17[b]	25	20,000
9.50%, 10/15/18	25	17,500
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	20,625
6.25%, 05/01/24 (Call 05/01/19)[b]	25	19,938
6.63%, 03/15/23 (Call 09/15/17)	50	41,375
7.63%, 01/15/18[b]	25	25,250
7.88%, 05/15/21 (Call 05/15/16)	25	21,750
8.25%, 09/01/20 (Call 02/29/16)[b]	25	22,687
Talen Energy Supply LLC
6.50%, 06/01/25[b]	25	17,000
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a]	15	11,700

		439,450
ELECTRICAL COMPONENTS & EQUIPMENT — 0.55%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	25	23,875
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	25	18,906

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	$15	$14,025

		56,806
ENERGY — ALTERNATE SOURCES — 0.19%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	25	19,938

		19,938
ENGINEERING & CONSTRUCTION — 0.24%
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	25	25,000

		25,000
ENTERTAINMENT — 1.48%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	15	15,281
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/15/16)	15	15,375
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	10	9,825
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	15	14,738
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	25	25,156
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	34,750
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 02/29/16)[a]	25	25,457
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	15	13,200

		153,782
ENVIRONMENTAL CONTROL — 0.37%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	23,125
Tervita Corp.
8.00%, 11/15/18 (Call 02/29/16)[a]	25	14,750

		37,875
FOOD — 2.24%
Aramark Services Inc.
5.75%, 03/15/20 (Call 02/29/16)	20	20,750
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)[b]	15	14,963
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	25	25,062
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	24,812
6.75%, 12/01/21 (Call 12/01/17)[a]	20	20,922
7.38%, 02/15/22 (Call 02/15/17)[b]	25	26,344
7.75%, 03/15/24 (Call 09/15/18)[a]	15	15,975
Safeway Inc.
7.25%, 02/01/31	20	15,950
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	25	26,281
U.S. Foods Inc.
8.50%, 06/30/19 (Call 02/29/16)	25	24,875

Security	Principal (000s)	Value
WhiteWave Foods Co. (The)
5.38%, 10/01/22	$15	$15,938

		231,872
FOREST PRODUCTS & PAPER — 0.14%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/17)[a,b]	15	14,363

		14,363
HEALTH CARE — PRODUCTS — 3.75%
ConvaTec Finance International SA
8.25% (9.00%, PIK), 01/15/19 (Call 02/29/16)[a,d]	200	178,000
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	35	23,450
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	25	21,000
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	25	25,875
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)	50	48,500
Mallinckrodt International Finance SA
4.75%, 04/15/23	25	21,688
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a]	10	8,900
5.63%, 10/15/23 (Call 10/15/18)[a,b]	25	23,437
5.75%, 08/01/22 (Call 08/01/17)[a,b]	25	23,875
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 02/29/16)	15	13,200

		387,925
HEALTH CARE — SERVICES — 7.19%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	25	25,094
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	75	67,875
7.13%, 07/15/20 (Call 07/15/16)[b]	25	23,875
8.00%, 11/15/19 (Call 02/29/16)	40	39,700
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	45	44,269
5.13%, 07/15/24 (Call 07/15/19)	35	35,197
5.75%, 08/15/22 (Call 08/15/17)	25	25,875
HCA Holdings Inc.
6.25%, 02/15/21	25	26,375
HCA Inc.
5.38%, 02/01/25	65	65,731
5.88%, 05/01/23[b]	30	31,275
5.88%, 02/15/26 (Call 08/15/25)	25	25,500
7.50%, 02/15/22	50	55,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	24,677
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 02/29/16)[b]	25	23,438
Kindred Healthcare Inc.
8.00%, 01/15/20	25	22,813
8.75%, 01/15/23 (Call 01/15/18)	15	13,425
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	25	25,031
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	15	12,881

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	$25	$23,562
6.75%, 06/15/23[b]	40	37,000
8.00%, 08/01/20 (Call 02/29/16)[b]	25	25,062
8.13%, 04/01/22	70	70,175

		744,330
HOLDING COMPANIES — DIVERSIFIED — 1.31%
Alphabet Holding Co. Inc.
7.75% (8.50%, PIK), 11/01/17 (Call 02/29/16)[b,d]	25	24,438
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	50	50,375
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	25	23,750
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	25	25,687
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	15	11,925

		136,175
HOME BUILDERS — 0.30%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	25	21,938
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	10	9,400

		31,338
HOUSEHOLD PRODUCTS & WARES — 2.62%
Jarden Corp.
7.50%, 05/01/17	15	15,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 02/29/16)	50	50,062
8.25%, 02/15/21 (Call 02/29/16)	150	139,875
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	25	25,625
6.63%, 11/15/22 (Call 11/15/17)	25	26,625
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[a]	15	13,725

		271,287
HOUSEWARES — 0.10%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	10	10,275

		10,275
INSURANCE — 0.60%
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	30	26,325
USI Inc./NY
7.75%, 01/15/21 (Call 02/29/16)[a]	25	22,438
Wayne Merger Sub LLC
8.25%, 08/01/23 (Call 08/01/18)[a]	15	13,125

		61,888
INTERNET — 1.24%
Netflix Inc.
5.38%, 02/01/21	25	26,875
5.50%, 02/15/22[a]	25	25,750
5.88%, 02/15/25[a]	15	15,469

Security	Principal (000s)	Value
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	$25	$20,750
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	40	39,100

		127,944
IRON & STEEL — 0.58%
AK Steel Corp.
7.63%, 05/15/20 (Call 02/29/16)[b]	15	5,700
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	15	2,513
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 02/29/16)	10	7,550
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	15	12,450
U.S. Steel Corp.
7.00%, 02/01/18[b]	50	31,500

		59,713
LEISURE TIME — 0.58%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	15	11,288
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	25	24,312
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	25	24,750

		60,350
LODGING — 3.03%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	25	25,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	25	23,250
11.00%, 10/01/21 (Call 10/01/16)	20	17,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	20	15,700
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	24,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	35	36,050
MGM Resorts International
5.25%, 03/31/20[b]	25	24,813
6.00%, 03/15/23[b]	25	24,922
6.63%, 12/15/21	25	25,687
6.75%, 10/01/20	25	26,000
7.75%, 03/15/22	25	26,500
8.63%, 02/01/19	25	27,750
Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	15	15,450

		313,866
MACHINERY — 0.92%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/29/16)[a,b]	25	19,625
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	15	11,025
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 02/29/16)[b]	15	15,682

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	$25	$22,500
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	25	26,000

		94,832
MANUFACTURING — 1.36%
Bombardier Inc.
5.50%, 09/15/18[a]	30	26,625
6.13%, 01/15/23[a]	50	34,250
7.50%, 03/15/25 (Call 03/15/20)[a]	50	34,375
7.75%, 03/15/20[a]	35	27,650
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	25	18,437

		141,337
MEDIA — 10.74%
Cablevision Systems Corp.
5.88%, 09/15/22	25	20,750
8.63%, 09/15/17[b]	50	51,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	25	22,500
6.38%, 09/15/20 (Call 02/29/16)[a]	50	48,312
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	75	68,562
Series B
7.63%, 03/15/20 (Call 02/29/16)	45	37,125
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 02/29/16)	15	5,794
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/29/16)[b]	30	20,587
9.00%, 03/01/21 (Call 03/01/16)	35	22,750
9.00%, 09/15/22 (Call 09/15/17)	15	9,769
10.00%, 01/15/18 (Call 07/15/16)[b]	25	10,313
10.63%, 03/15/23 (Call 03/15/18)	25	16,188
11.25%, 03/01/21 (Call 03/01/16)	25	16,688
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	15	13,219
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	25	26,562
Neptune Finco Corp.
10.88%, 10/15/25 (Call 10/15/20)[a,b]	200	211,500
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 02/29/16)[b]	10	10,025
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	55	55,481
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200	197,000
Quebecor Media Inc.
5.75%, 01/15/23	25	25,156
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	25,094
5.63%, 08/01/24 (Call 08/01/19)[a]	15	14,588
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	15	13,163
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	25	24,937

Security	Principal (000s)	Value
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	$25	$24,250
5.13%, 02/15/25 (Call 02/15/20)[a]	50	47,375
6.75%, 09/15/22 (Call 09/15/17)[a]	23	23,690
8.50%, 05/15/21 (Call 02/29/16)[a,b]	25	24,812
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)	25	23,562

		1,111,627
METAL FABRICATE & HARDWARE — 0.19%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 02/29/16)[a,b]	15	11,175
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	10	8,375

		19,550
MINING — 1.47%
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	25	11,406
7.00%, 02/15/21 (Call 02/15/18)[a]	50	22,625
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 03/03/16)[a,b]	20	16,200
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	15,375
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	10	6,338
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	15	11,212
Novelis Inc.
8.38%, 12/15/17 (Call 02/29/16)[b]	25	24,000
8.75%, 12/15/20 (Call 02/29/16)	50	45,445

		152,601
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,016

		26,016
OIL & GAS — 5.00%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	10	3,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	15	4,425
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/29/16)	25	8,875
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[a]	25	18,687
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	10	3,925
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	4,063
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	12	2,400
6.00%, 11/15/24 (Call 08/15/24)	12	2,280
8.00%, 12/15/22 (Call 12/15/18)[a,b]	75	29,812
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	15	10,800

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	$25	$17,469
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	15	2,850
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	75	19,875
6.63%, 08/15/20	75	20,625
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 02/29/16)[b]	15	7,950
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a]	15	5,813
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	10	9,700
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	8,250
5.50%, 05/01/22 (Call 05/01/17)[b]	35	12,250
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 03/03/16)[a]	25	13,250
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)[a]	10	3,100
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 08/15/16)[a]	10	8,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 02/29/16)	25	2,688
11.00%, 03/15/20 (Call 09/15/17)[a]	25	6,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	15	5,250
9.38%, 05/01/20 (Call 05/01/16)	60	25,500
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/29/16)[b]	15	825
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 02/29/16)	15	4,950
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	15	9,450
13.00%, 02/15/22 (Call 08/15/18)[a]	25	6,500
Harvest Operations Corp.
6.88%, 10/01/17	8	5,560
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)	15	6,150
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	25	8,875
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	15	11,137
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	15	3,075
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 09/15/21 (Call 09/15/17)	25	2,813
7.75%, 02/01/21 (Call 02/29/16)	25	3,000
8.63%, 04/15/20 (Call 02/29/16)	25	3,750
12.00%, 12/15/20 (Call 12/15/18)[a]	30	10,650
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	25	12,797
6.50%, 03/15/21 (Call 02/29/16)[a,b]	15	8,512
7.00%, 03/31/24 (Call 09/30/18)[a]	25	13,062

Security	Principal (000s)	Value
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	$15	$4,500
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	15	11,250
Midstates Petroleum Co Inc.
10.00%, 06/01/20 (Call 06/01/17)[b]	15	4,425
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)[b]	15	8,400
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	25	14,500
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	10	9,600
PBF Holding Co. LLC
7.00%, 11/15/23 (Call 11/15/18)[a]	25	22,875
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	10	9,500
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	15	2,438
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	10	8,900
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	25	10,000
7.75%, 06/15/21 (Call 06/15/17)	20	8,300
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[a]	25	4,719
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[a]	15	13,369
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	15	3,975
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	25	3,500
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)[b]	15	2,363
W&T Offshore Inc.
8.50%, 06/15/19 (Call 02/29/16)	25	6,625

		517,682
OIL & GAS SERVICES — 0.40%
FTS International Inc.
6.25%, 05/01/22 (Call 05/01/17)	15	2,813
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	15	4,650
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	4,000
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	15	10,313
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	20,187

		41,963
PACKAGING & CONTAINERS — 0.60%
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	25	24,938
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a,b]	15	12,375
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23[a,b]	25	24,531

		61,844

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.66%
Capsugel SA
7.00% (7.75%, PIK), 05/15/19 (Call 02/16/16)[a,d]	$25	$24,437
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	25	24,875
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	200	197,524
NBTY Inc.
9.00%, 10/01/18 (Call 02/29/16)	25	25,610
Valeant Pharmaceuticals International
7.00%, 10/01/20 (Call 02/29/16)[a]	25	24,625
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	47,156
5.50%, 03/01/23 (Call 03/01/18)[a]	25	22,063
5.63%, 12/01/21 (Call 12/01/16)[a]	25	22,750
5.88%, 05/15/23 (Call 05/15/18)[a]	50	44,750
6.13%, 04/15/25 (Call 04/15/20)[a,b]	60	53,925
6.38%, 10/15/20 (Call 10/15/16)[a]	25	24,000
6.75%, 08/15/18 (Call 02/29/16)[a]	25	24,891
7.50%, 07/15/21 (Call 07/15/16)[a]	50	49,594

		586,200
PIPELINES — 1.49%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	25	15,062
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	15	8,550
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	20	16,400
NGPL PipeCo LLC
7.12%, 12/15/17[a]	100	94,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	25	20,000

		154,012
REAL ESTATE INVESTMENT TRUSTS — 0.70%
Communications Sales & Leasing Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	25	22,062
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a]	25	26,625
iStar Inc.
5.00%, 07/01/19 (Call 07/01/16)	25	23,500

		72,187
RETAIL — 4.75%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	30	30,150
6.00%, 04/01/22 (Call 10/01/17)[a]	50	52,187
Chinos Intermediate Holdings A Inc.
7.75% (8.50%, PIK), 05/01/19 (Call 02/29/16)[a,d]	15	3,750
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 02/29/16)[a]	25	14,938
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	25	26,250
5.75%, 03/01/23 (Call 03/01/18)[a]	75	79,031

Security	Principal (000s)	Value
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	$25	$19,719
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a,b]	10	8,425
JC Penney Corp. Inc.
7.63%, 03/01/97	10	6,400
Landry’s Inc.
9.38%, 05/01/20 (Call 02/29/16)[a,b]	25	26,406
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)	10	7,150
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	25	25,750
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	30	22,500
New Albertsons Inc.
7.45%, 08/01/29	20	16,100
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	10	9,925
Petco Holdings Inc.
8.50% (9.25%, PIK), 10/15/17 (Call 02/25/16)[a,d]	25	25,470
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	25	26,375
6.75%, 06/15/21 (Call 06/15/16)	50	52,875
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 02/29/16)[a]	15	15,375
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 02/29/16)	25	23,138

		491,914
SEMICONDUCTORS — 0.16%
Advanced Micro Devices Inc.
6.75%, 03/01/19	10	6,825
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	10	9,475

		16,300
SOFTWARE — 3.30%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	25	25,187
6.13%, 11/01/23 (Call 11/01/18)[a]	50	50,375
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	45	27,562
Boxer Parent Co. Inc.
9.00% (9.75%, PIK), 10/15/19 (Call 02/29/16)[a,d]	15	8,550
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)[a]	50	49,625
7.00%, 12/01/23 (Call 12/01/18)[a,b]	100	100,750
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88%, PIK), 05/01/21 (Call 05/01/17)[a,d]	25	17,813
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	50	43,625
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a]	20	17,900

		341,387
TELECOMMUNICATIONS — 11.85%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	35	36,225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Avaya Inc.
7.00%, 04/01/19 (Call 02/29/16)[a]	$25	$16,625
10.50%, 03/01/21 (Call 03/01/17)[a]	35	8,750
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 02/29/16)	25	25,437
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	24,063
5.50%, 06/15/24 (Call 06/15/19)[a]	25	24,063
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	25	24,312
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	15	12,675
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	21,875
Hughes Satellite Systems Corp.
7.63%, 06/15/21	25	26,937
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	39,875
6.63%, 12/15/22 (Call 12/15/17)[b]	25	16,188
7.25%, 04/01/19 (Call 02/29/16)[b]	25	22,688
7.25%, 10/15/20 (Call 02/29/16)[b]	50	43,000
7.50%, 04/01/21 (Call 04/01/16)[b]	25	21,375
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	25	18,313
7.75%, 06/01/21 (Call 06/01/17)	50	21,750
8.13%, 06/01/23 (Call 06/01/18)	25	10,313
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	25	25,375
5.38%, 01/15/24 (Call 01/15/19)[a,b]	25	25,250
5.38%, 05/01/25 (Call 05/01/20)[b]	35	35,219
5.63%, 02/01/23 (Call 02/01/18)	25	25,562
6.13%, 01/15/21 (Call 11/15/16)	25	26,187
7.00%, 06/01/20 (Call 06/01/16)	25	26,250
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	25,937
Sprint Capital Corp.
6.88%, 11/15/28	50	32,937
6.90%, 05/01/19	50	40,000
8.75%, 03/15/32	25	17,625
Sprint Communications Inc.
6.00%, 12/01/16	25	24,812
6.00%, 11/15/22	50	33,625
7.00%, 08/15/20	25	18,375
8.38%, 08/15/17	25	24,188
Sprint Corp.
7.13%, 06/15/24	50	33,750
7.25%, 09/15/21	50	36,000
7.63%, 02/15/25 (Call 11/15/24)	20	13,663
7.88%, 09/15/23	75	53,437
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 02/29/16)[a]	25	25,187
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	25	21,063

Security	Principal or Shares (000s)	Value
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	$200	$190,124
Windstream Services LLC
7.75%, 10/01/21 (Call 10/01/16)[b]	75	58,500

		1,227,530
TRANSPORTATION — 1.00%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	15	13,725
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	19,875
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	9,000
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	40	35,800
7.88%, 09/01/19 (Call 09/01/16)[a]	25	24,937

		103,337
TRUCKING & LEASING — 0.09%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	15	9,000

		9,000

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,838,028)		9,925,686

SHORT-TERM INVESTMENTS — 26.30%

MONEY MARKET FUNDS — 26.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	2,362	2,361,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	225	224,665
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	137	136,841

		2,723,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,723,249)		2,723,249

TOTAL INVESTMENTS IN SECURITIES — 122.16% (Cost: $14,561,277)		12,648,935
Other Assets, Less Liabilities — (22.16)%		(2,294,325)

NET ASSETS — 100.00%		$10,354,610

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.13%

ADVERTISING — 0.50%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$25	$24,606
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	25	25,500
Omnicom Group Inc.
3.63%, 05/01/22	50	51,384
4.45%, 08/15/20	25	26,732
WPP Finance 2010
4.75%, 11/21/21	25	26,991
5.63%, 11/15/43	25	25,039

		180,252
AEROSPACE & DEFENSE — 1.24%
Embraer Netherlands Finance BV
5.05%, 06/15/25	25	22,594
Embraer SA
5.15%, 06/15/22[a]	25	24,656
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	25	23,373
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	9	8,671
4.95%, 02/15/21 (Call 11/15/20)	25	25,935
5.20%, 10/15/19	25	26,354
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	50	50,370
3.55%, 01/15/26 (Call 10/15/25)	50	51,193
4.70%, 05/15/46 (Call 11/15/45)	100	105,067
Northrop Grumman Corp.
1.75%, 06/01/18	50	49,824
3.50%, 03/15/21	25	26,153
3.85%, 04/15/45 (Call 10/15/44)	10	9,313
4.75%, 06/01/43	25	26,659

		450,162
AGRICULTURE — 1.57%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	25	25,268
2.85%, 08/09/22	50	49,960
4.00%, 01/31/24	25	26,473
4.25%, 08/09/42	25	23,009
4.75%, 05/05/21	25	27,518
5.38%, 01/31/44	25	27,027
9.25%, 08/06/19	25	30,574
10.20%, 02/06/39	25	41,211
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	50	50,479
Reynolds American Inc.
2.30%, 06/12/18	25	25,210
3.25%, 06/12/20	25	25,652
3.25%, 11/01/22	25	25,328
4.00%, 06/12/22	25	26,388
4.45%, 06/12/25 (Call 03/12/25)	50	52,956
5.85%, 08/15/45 (Call 02/15/45)	50	55,868

Security	Principal (000s)	Value
6.15%, 09/15/43	$25	$28,407
6.88%, 05/01/20	25	29,127

		570,455
APPAREL — 0.14%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 02/29/16)	25	25,941
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	25	26,437

		52,378
AUTO MANUFACTURERS — 1.44%
Ford Motor Co.
4.75%, 01/15/43[a]	50	45,655
7.45%, 07/16/31	50	60,471
General Motors Co.
3.50%, 10/02/18	50	50,272
4.00%, 04/01/25	25	23,300
4.88%, 10/02/23	25	25,229
5.00%, 04/01/35	25	22,533
5.20%, 04/01/45	25	22,218
6.25%, 10/02/43	25	25,118
General Motors Financial Co. Inc.
2.63%, 07/10/17	50	49,817
3.25%, 05/15/18	50	49,961
3.50%, 07/10/19	50	49,962
4.25%, 05/15/23	25	24,340
4.38%, 09/25/21	50	50,727
4.75%, 08/15/17	25	25,659

		525,262
AUTO PARTS & EQUIPMENT — 1.02%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	25	22,393
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	25,200
5.00%, 02/15/23 (Call 02/15/18)	25	26,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	75	78,750
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	24,633
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	25,969
Magna International Inc.
4.15%, 10/01/25	25	25,726
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	144,562

		373,233
BANKS — 11.98%
Bank of America Corp.
2.60%, 01/15/19	200	200,831
2.63%, 10/19/20	200	198,167
3.88%, 08/01/25	50	50,454
4.00%, 01/22/25	75	73,172
4.20%, 08/26/24	75	74,463
4.25%, 10/22/26	50	49,444
6.11%, 01/29/37	100	112,742
6.88%, 04/25/18	100	110,211

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series L
3.95%, 04/21/25	$75	$73,013
Barclays PLC
4.38%, 09/11/24[a]	200	194,047
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	150,122
3.20%, 02/05/25 (Call 01/05/25)	25	23,900
3.50%, 06/15/23	50	49,740
3.75%, 04/24/24 (Call 03/24/24)	25	25,033
4.75%, 07/15/21	150	163,249
CIT Group Inc.
3.88%, 02/19/19	25	24,800
4.25%, 08/15/17	25	25,250
5.00%, 05/15/17[a]	25	25,531
5.00%, 08/15/22[a]	25	25,282
5.00%, 08/01/23	25	24,984
5.25%, 03/15/18	25	25,828
5.50%, 02/15/19[b]	25	25,812
Citigroup Inc.
1.80%, 02/05/18	100	99,442
2.05%, 12/07/18	200	199,094
2.65%, 10/26/20	200	199,171
3.50%, 05/15/23	50	47,879
3.88%, 03/26/25	50	47,927
4.05%, 07/30/22	25	25,525
4.40%, 06/10/25	50	49,882
4.45%, 09/29/27	50	49,413
5.30%, 05/06/44	50	50,933
5.50%, 09/13/25	75	80,614
6.63%, 06/15/32	50	58,312
6.68%, 09/13/43	25	30,107
8.13%, 07/15/39	25	35,883
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	100	100,196
Credit Suisse AG/New York NY
5.40%, 01/14/20	75	82,592
6.00%, 02/15/18	50	53,784
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	25	25,128
3.50%, 03/15/22 (Call 02/15/22)	25	25,849
4.30%, 01/16/24 (Call 12/16/23)	25	25,964
4.50%, 06/01/18	50	52,595
8.25%, 03/01/38	25	35,603
Goldman Sachs Group Inc. (The)
5.15%, 05/22/45	50	48,647
5.95%, 01/15/27	25	27,583
6.45%, 05/01/36	25	27,997
6.75%, 10/01/37	100	116,079
JPMorgan Chase & Co.
3.38%, 05/01/23	50	48,661
4.13%, 12/15/26	150	149,015
4.95%, 06/01/45[a]	50	50,050
KeyCorp
5.10%, 03/24/21	50	55,391
Morgan Stanley
3.95%, 04/23/27	50	48,277
4.10%, 05/22/23	50	50,059
4.35%, 09/08/26	50	50,081
4.88%, 11/01/22	50	53,069
5.00%, 11/24/25	50	52,651

Security	Principal (000s)	Value
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	$50	$49,684
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	100	100,390
6.00%, 12/19/23	50	53,015
6.10%, 06/10/23[a]	25	26,628
6.13%, 12/15/22	50	53,973
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	50	49,344
State Street Corp.
4.96%, 03/15/18	25	26,295
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,384
Wells Fargo Capital X
5.95%, 12/01/86	25	24,959

		4,364,200
BEVERAGES — 0.21%
Constellation Brands Inc.
4.25%, 05/01/23	25	25,594
6.00%, 05/01/22	25	27,813
Molson Coors Brewing Co.
5.00%, 05/01/42	25	23,727

		77,134
BIOTECHNOLOGY — 2.27%
Amgen Inc.
1.25%, 05/22/17	50	49,913
2.20%, 05/22/19 (Call 04/22/19)	50	50,431
3.45%, 10/01/20	25	26,114
3.63%, 05/15/22 (Call 02/15/22)	25	25,950
3.63%, 05/22/24 (Call 02/22/24)	25	25,287
3.88%, 11/15/21 (Call 08/15/21)	25	26,524
4.10%, 06/15/21 (Call 03/15/21)	25	26,796
4.95%, 10/01/41	25	24,595
5.15%, 11/15/41 (Call 05/15/41)	50	50,612
5.38%, 05/15/43 (Call 11/15/42)	25	26,515
5.65%, 06/15/42 (Call 12/15/41)	25	27,485
5.70%, 02/01/19	25	27,740
6.38%, 06/01/37	25	29,246
6.40%, 02/01/39	25	29,511
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	50	51,055
5.20%, 09/15/45 (Call 03/15/45)	25	25,517
6.88%, 03/01/18	50	54,803
Celgene Corp.
1.90%, 08/15/17	25	25,119
2.88%, 08/15/20	50	50,406
3.25%, 08/15/22	25	24,951
3.55%, 08/15/22	25	25,272
3.88%, 08/15/25 (Call 05/15/25)	75	75,553
4.63%, 05/15/44 (Call 11/15/43)	25	23,361
5.00%, 08/15/45 (Call 02/15/45)	25	24,950

		827,706
BUILDING MATERIALS — 0.53%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	25	24,625
6.00%, 10/15/25 (Call 10/15/20)[b]	25	25,500
CRH America Inc.
8.13%, 07/15/18	50	56,741
Masco Corp.
7.13%, 03/15/20	25	28,563

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Owens Corning
7.00%, 12/01/36	$25	$28,066
Vulcan Materials Co.
7.50%, 06/15/21	25	28,800

		192,295
CHEMICALS — 2.25%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	25	24,002
3.38%, 03/15/25 (Call 12/15/24)	25	22,598
4.90%, 06/01/43 (Call 12/01/42)	25	21,586
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[a]	25	23,781
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	25	26,875
Celanese U.S. Holdings LLC
4.63%, 11/15/22	10	9,675
CF Industries Inc.
5.15%, 03/15/34	25	21,286
5.38%, 03/15/44	25	20,657
7.13%, 05/01/20	25	28,197
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	25	24,179
4.13%, 11/15/21 (Call 08/15/21)	25	25,929
4.25%, 11/15/20 (Call 08/15/20)	25	26,281
4.38%, 11/15/42 (Call 05/15/42)	25	21,288
5.25%, 11/15/41 (Call 05/15/41)	25	23,933
7.38%, 11/01/29	25	30,906
8.55%, 05/15/19	25	29,250
9.40%, 05/15/39	25	35,738
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	25	24,219
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	35	33,995
3.80%, 03/15/25 (Call 12/15/24)[a]	25	23,558
4.65%, 10/15/44 (Call 04/15/44)	25	20,512
Ecolab Inc.
1.45%, 12/08/17	25	24,848
4.35%, 12/08/21	25	27,031
5.50%, 12/08/41	10	11,009
LYB International Finance BV
4.00%, 07/15/23	25	24,635
5.25%, 07/15/43	25	22,450
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	19,644
5.00%, 04/15/19 (Call 01/15/19)	100	105,404
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	25	24,145
5.63%, 11/15/43 (Call 05/15/43)	10	9,350
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	10	7,537
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	25	25,125

		819,623
COMMERCIAL SERVICES — 1.06%
ADT Corp. (The)
2.25%, 07/15/17[a]	25	24,813
4.13%, 06/15/23[a]	25	23,000
4.88%, 07/15/42	10	7,100
6.25%, 10/15/21	25	25,938

Security	Principal (000s)	Value
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)	$50	$50,264
Moody’s Corp.
5.50%, 09/01/20	50	55,692
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	25	25,064
3.75%, 08/15/21 (Call 06/15/21)	25	25,202
4.25%, 08/15/24 (Call 05/15/24)	75	74,466
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	25	24,480
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	25	24,250
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	24,652

		384,921
COMPUTERS — 1.41%
Computer Sciences Corp.
6.50%, 03/15/18	25	27,062
Dell Inc.
5.88%, 06/15/19	25	25,625
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	50	50,094
2.85%, 10/05/18[b]	50	50,031
3.60%, 10/15/20 (Call 09/15/20)[b]	50	50,437
4.40%, 10/15/22 (Call 08/15/22)[a,b]	25	24,807
4.90%, 10/15/25 (Call 07/15/25)[b]	25	23,880
6.20%, 10/15/35 (Call 04/15/35)[b]	25	22,769
6.35%, 10/15/45 (Call 04/15/45)[b]	25	22,231
HP Inc.
3.75%, 12/01/20[a]	9	9,086
4.30%, 06/01/21	25	25,137
4.65%, 12/09/21	50	50,808
6.00%, 09/15/41	25	20,602
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[a]	25	25,000
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	25	24,747
Seagate HDD Cayman
3.75%, 11/15/18	25	24,844
4.75%, 01/01/25	25	20,000
5.75%, 12/01/34 (Call 06/01/34)[b]	25	17,000

		514,160
DISTRIBUTION & WHOLESALE — 0.09%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	10	9,979
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	25	23,562

		33,541
DIVERSIFIED FINANCIAL SERVICES — 4.55%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[a]	150	147,000
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	25	25,035
4.25%, 09/15/24 (Call 06/15/24)	25	24,329
5.63%, 04/01/17	25	25,882
Aircastle Ltd.
5.50%, 02/15/22	10	9,950
6.25%, 12/01/19	25	26,375

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Ally Financial Inc.
3.25%, 02/13/18	$25	$24,547
3.75%, 11/18/19	25	24,406
4.13%, 03/30/20	25	24,625
4.13%, 02/13/22	25	24,375
4.75%, 09/10/18	50	50,531
5.13%, 09/30/24	25	25,344
5.50%, 02/15/17	50	50,625
6.25%, 12/01/17	25	25,937
8.00%, 03/15/20	25	28,000
8.00%, 11/01/31	50	56,250
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,192
3.85%, 11/21/22	25	25,323
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	209,751
8.13%, 01/15/20	100	117,415
Goldman Sachs Capital I
6.35%, 02/15/34	25	29,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	25	23,000
5.88%, 02/01/22 (Call 08/01/17)[a]	25	22,344
6.00%, 08/01/20 (Call 02/01/17)	25	23,466
International Lease Finance Corp.
3.88%, 04/15/18	25	24,750
5.88%, 04/01/19	20	20,725
6.25%, 05/15/19	25	26,187
7.13%, 09/01/18[b]	25	27,000
8.75%, 03/15/17	50	52,555
Jefferies Group LLC
5.13%, 04/13/18	25	25,914
6.25%, 01/15/36	10	9,137
8.50%, 07/15/19[a]	25	28,970
Legg Mason Inc.
5.63%, 01/15/44	10	9,741
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	25	25,462
Navient Corp.
4.88%, 06/17/19[a]	25	22,875
5.50%, 01/15/19	25	23,437
5.50%, 01/25/23[a]	25	20,313
5.63%, 08/01/33	25	16,375
7.25%, 01/25/22	25	22,250
8.00%, 03/25/20	25	24,625
8.45%, 06/15/18[a]	75	77,625
Nomura Holdings Inc.
2.75%, 03/19/19	25	25,396
6.70%, 03/04/20	50	58,217
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	25	23,469
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	25	24,595

		1,657,570
ELECTRIC — 2.84%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	25	22,438
7.38%, 07/01/21 (Call 06/01/21)[a]	25	25,750
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	25	24,893

Security	Principal (000s)	Value
Appalachian Power Co.
7.00%, 04/01/38	$10	$12,766
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	25	26,033
4.50%, 02/01/45 (Call 08/01/44)	25	24,355
6.13%, 04/01/36	25	29,560
6.50%, 09/15/37	25	30,820
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[a,b]	25	25,969
7.88%, 01/15/23 (Call 01/15/17)[b]	10	10,675
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	24,983
3.63%, 12/01/24 (Call 09/01/24)	25	24,895
5.75%, 10/01/54 (Call 10/01/24)[c]	25	24,000
Series B
5.95%, 06/15/35	25	28,725
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	23,813
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	50	50,200
3.05%, 08/15/22 (Call 05/15/22)	25	24,951
Entergy Texas Inc.
7.13%, 02/01/19	50	56,997
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[b]	25	24,747
5.10%, 06/15/45 (Call 12/15/44)[b]	25	24,761
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	25	24,556
4.00%, 10/01/20 (Call 07/01/20)[a]	25	25,067
6.20%, 10/01/17	25	26,596
6.25%, 10/01/39[a]	25	21,405
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	25	25,157
Series C
7.38%, 11/15/31	25	30,885
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	25	25,653
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	50	55,125
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	25	28,869
6.13%, 03/01/22	25	28,962
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	10	8,400
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	26,981
6.80%, 09/01/18	25	27,846
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)[a]	25	24,950
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	26,737
6.00%, 12/01/39	25	29,100
Southern Power Co.
5.15%, 09/15/41	25	23,761
WEC Energy Group Inc.
6.25%, 05/15/67 (Call 05/15/17)[c]	10	7,200
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	25	27,084

		1,035,665

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Edgewell Personal Care Co.
4.70%, 05/24/22	$25	$25,430
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	25	23,250

		48,680
ELECTRONICS — 0.70%
Agilent Technologies Inc.
5.00%, 07/15/20	25	27,089
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	25	25,124
Flextronics International Ltd.
4.63%, 02/15/20	50	51,250
Jabil Circuit Inc.
4.70%, 09/15/22	25	24,000
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	25	25,007
3.15%, 01/15/23 (Call 10/15/22)	25	24,722
3.60%, 08/15/21 (Call 05/15/21)	25	25,811
4.15%, 02/01/24 (Call 11/01/23)	25	25,957
4.50%, 03/01/21	25	26,959

		255,919
ENGINEERING & CONSTRUCTION — 0.07%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	25	24,906

		24,906
ENTERTAINMENT — 0.34%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	25	24,437
5.38%, 11/01/23 (Call 08/01/23)	25	23,938
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	53,000
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	25	23,500

		124,875
ENVIRONMENTAL CONTROL — 0.54%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	25	25,469
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	25	24,667
3.80%, 05/15/18	25	25,982
5.25%, 11/15/21	25	27,991
6.20%, 03/01/40	25	29,791
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	24,801
4.10%, 03/01/45 (Call 09/01/44)	10	9,568
4.75%, 06/30/20	25	27,354

		195,623
FOOD — 3.17%
Ahold Finance USA LLC
6.88%, 05/01/29	25	30,509

Security	Principal (000s)	Value
ConAgra Foods Inc.
1.90%, 01/25/18	$25	$24,863
3.20%, 01/25/23 (Call 10/25/22)	25	24,326
4.65%, 01/25/43 (Call 07/25/42)	10	8,963
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	10	10,300
Delhaize Group
5.70%, 10/01/40	25	25,795
General Mills Inc.
2.20%, 10/21/19	25	25,113
5.40%, 06/15/40	25	28,376
5.65%, 02/15/19	25	27,620
5.70%, 02/15/17	50	52,324
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	10	7,650
5.88%, 07/15/24 (Call 07/15/19)[b]	25	20,000
7.25%, 06/01/21 (Call 02/29/16)[b]	25	22,656
JM Smucker Co. (The)
3.50%, 10/15/21	25	25,938
3.50%, 03/15/25	25	25,252
4.25%, 03/15/35	25	24,635
Kellogg Co.
4.00%, 12/15/20	25	26,611
Series B
7.45%, 04/01/31	25	31,210
Kraft Foods Group Inc.
2.25%, 06/05/17	25	25,220
3.50%, 06/06/22	50	51,482
5.00%, 06/04/42	50	51,082
5.38%, 02/10/20	25	27,451
6.13%, 08/23/18	25	27,407
6.50%, 02/09/40	25	29,264
6.88%, 01/26/39	25	30,299
Kraft Heinz Foods Co.
1.60%, 06/30/17[b]	50	49,976
3.50%, 07/15/22 (Call 05/15/22)[b]	25	25,664
5.00%, 07/15/35 (Call 01/15/35)[b]	25	25,607
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	25	25,282
4.00%, 02/01/24 (Call 11/01/23)	25	26,346
6.15%, 01/15/20	50	57,170
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,160
4.00%, 02/01/24 (Call 11/01/23)	50	51,513
Tesco PLC
5.50%, 11/15/17[b]	100	104,184
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	25	25,146
4.50%, 06/15/22 (Call 03/15/22)	25	26,746
5.15%, 08/15/44 (Call 02/15/44)	25	26,249

		1,153,389
FOREST PRODUCTS & PAPER — 0.43%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	10	9,437
Georgia-Pacific LLC
7.75%, 11/15/29	10	13,032
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	49,006
4.80%, 06/15/44 (Call 12/15/43)	25	21,499
5.00%, 09/15/35 (Call 03/15/35)	25	24,200
7.30%, 11/15/39	25	28,520

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	$15	$9,600

		155,294
GAS — 0.40%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	28,607
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	25,884
Sempra Energy
2.30%, 04/01/17	25	25,191
4.05%, 12/01/23 (Call 09/01/23)	25	25,606
6.00%, 10/15/39	10	11,136
9.80%, 02/15/19	25	30,167

		146,591
HEALTH CARE — PRODUCTS — 1.14%
Becton Dickinson and Co.
1.80%, 12/15/17	25	25,099
3.73%, 12/15/24 (Call 09/15/24)	50	51,200
4.69%, 12/15/44 (Call 06/15/44)	25	25,282
6.38%, 08/01/19	50	56,863
Boston Scientific Corp.
2.65%, 10/01/18	25	25,299
3.38%, 05/15/22	25	24,989
6.00%, 01/15/20	25	28,062
Life Technologies Corp.
6.00%, 03/01/20	25	28,083
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	50	49,995
2.70%, 04/01/20 (Call 03/01/20)	25	25,064
3.55%, 04/01/25 (Call 01/01/25)	25	24,367
4.45%, 08/15/45 (Call 02/15/45)	25	22,842
5.75%, 11/30/39	25	27,359

		414,504
HEALTH CARE — SERVICES — 2.69%
Anthem Inc.
1.88%, 01/15/18	25	25,043
2.25%, 08/15/19	25	24,980
3.30%, 01/15/23	25	24,571
3.50%, 08/15/24 (Call 05/15/24)	25	24,672
3.70%, 08/15/21 (Call 05/15/21)	25	26,058
4.63%, 05/15/42	25	23,590
4.65%, 01/15/43	25	23,665
4.65%, 08/15/44 (Call 02/15/44)	25	23,812
5.85%, 01/15/36	10	11,183
Centene Escrow Corp.
5.63%, 02/15/21	30	30,525
6.13%, 02/15/24	30	30,825
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 02/29/16)	25	25,125
5.13%, 08/01/21 (Call 02/01/17)	25	24,813
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	25	24,452
5.38%, 02/15/42 (Call 08/15/41)	25	27,246
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	25	27,062
5.88%, 01/31/22[a,b]	25	27,062

Security	Principal (000s)	Value
HCA Inc.
3.75%, 03/15/19	$25	$25,188
4.25%, 10/15/19	25	25,625
4.75%, 05/01/23	25	25,063
5.00%, 03/15/24	25	25,313
5.25%, 04/15/25[a]	25	25,625
5.88%, 03/15/22	25	26,812
6.50%, 02/15/20	50	55,125
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	25	24,948
3.85%, 10/01/24 (Call 07/01/24)	25	25,395
4.95%, 10/01/44 (Call 04/01/44)	10	9,980
Laboratory Corp. of America Holdings
2.63%, 02/01/20	25	24,973
3.20%, 02/01/22	25	24,753
3.60%, 02/01/25 (Call 11/01/24)	25	24,472
4.70%, 02/01/45 (Call 08/01/44)	10	9,308
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	50,750
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	25	24,555
Tenet Healthcare Corp.
4.38%, 10/01/21	25	24,656
4.50%, 04/01/21[a]	25	24,500
6.00%, 10/01/20	25	26,437
6.25%, 11/01/18	25	26,437
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	25	25,438

		980,037
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Ares Capital Corp.
4.88%, 11/30/18	25	25,724
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	25	24,478
HRG Group Inc.
7.88%, 07/15/19 (Call 02/29/16)	25	26,094
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	9,586

		85,882
HOME BUILDERS — 0.21%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	25	25,062
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	25	25,625
4.75%, 11/15/22 (Call 08/15/22)	25	24,375

		75,062
HOUSEHOLD PRODUCTS & WARES — 0.21%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[a]	25	25,719
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	25	25,096
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	25,990

		76,805

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	$10	$9,387

		9,387
INSURANCE — 2.54%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	25	25,625
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	25	24,734
3.38%, 08/15/20	25	25,412
3.88%, 01/15/35 (Call 07/15/34)	25	21,271
4.13%, 02/15/24	25	24,957
4.38%, 01/15/55 (Call 07/15/54)	25	20,223
4.88%, 06/01/22	25	26,814
6.25%, 05/01/36	100	111,925
Aon Corp.
5.00%, 09/30/20	25	27,696
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	25	24,819
4.75%, 05/15/45 (Call 11/15/44)[a]	25	24,369
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[a]	10	10,396
AXA SA
8.60%, 12/15/30	25	33,500
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	10	10,049
CNA Financial Corp.
5.88%, 08/15/20	25	27,823
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	10	10,100
Genworth Holdings Inc.
7.63%, 09/24/21	15	10,275
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	27,652
8.13%, 06/15/68 (Call 06/15/18)[c]	25	27,000
Liberty Mutual Group Inc.
7.80%, 03/07/87[b]	10	11,400
Lincoln National Corp.
7.00%, 06/15/40	25	30,724
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	26,375
10.75%, 08/01/69 (Call 08/01/34)	10	15,000
Principal Financial Group Inc.
6.05%, 10/15/36	10	11,466
Prudential Financial Inc.
3.50%, 05/15/24	25	24,767
5.20%, 03/15/44 (Call 03/15/24)[c]	25	24,250
5.38%, 06/21/20	25	27,932
5.38%, 05/15/45 (Call 05/15/25)[c]	25	24,500
5.63%, 06/15/43 (Call 06/15/23)[c]	25	25,500
5.88%, 09/15/42 (Call 09/15/22)[a,c]	25	26,125
7.38%, 06/15/19	25	29,029
Series D
6.63%, 12/01/37	25	30,309
Voya Financial Inc.
2.90%, 02/15/18	25	25,355
5.65%, 05/15/53 (Call 05/15/23)[c]	25	24,250

Security	Principal (000s)	Value
Willis Group Holdings PLC
5.75%, 03/15/21	$25	$27,822
XLIT Ltd.
4.45%, 03/31/25	25	24,942

		924,386
INTERNET — 0.97%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	49,430
2.60%, 12/05/19 (Call 11/05/19)	50	50,930
3.30%, 12/05/21 (Call 10/05/21)	25	26,021
4.80%, 12/05/34 (Call 06/05/34)	25	26,368
4.95%, 12/05/44 (Call 06/05/44)	25	26,364
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[a]	50	49,727
3.45%, 08/01/24 (Call 05/01/24)[a]	50	48,279
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	24,088
Symantec Corp.
4.20%, 09/15/20	25	25,920
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	24,500

		351,627
IRON & STEEL — 1.11%
ArcelorMittal
5.50%, 02/25/17	50	48,875
6.00%, 08/05/20	25	20,188
6.13%, 06/01/18	25	22,750
6.50%, 03/01/21[a]	25	20,312
7.25%, 02/25/22[a]	25	20,313
7.75%, 03/01/41	25	17,625
8.00%, 10/15/39	25	17,625
10.85%, 06/01/19	25	23,250
Commercial Metals Co.
7.35%, 08/15/18	10	10,200
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	25	24,476
6.40%, 12/01/37	25	25,856
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	10	9,337
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	25	23,312
Vale Overseas Ltd.
4.38%, 01/11/22[a]	25	17,406
5.63%, 09/15/19[a]	25	21,781
6.88%, 11/21/36	50	31,375
6.88%, 11/10/39	25	15,625
8.25%, 01/17/34	25	17,594
Vale SA
5.63%, 09/11/42	25	14,719

		402,619
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	25	26,109

		26,109

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
LODGING — 0.26%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	$25	$25,531
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[a]	25	23,937
5.50%, 03/01/25 (Call 12/01/24)[a,b]	50	43,844

		93,312
MACHINERY — 0.49%
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	50	53,525
CNH Industrial Capital LLC
3.25%, 02/01/17	50	49,875
3.88%, 07/16/18[a]	25	24,250
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	25	24,878
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	25	24,835

		177,363
MANUFACTURING — 0.59%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	25	24,750
Eaton Corp.
1.50%, 11/02/17	25	24,878
2.75%, 11/02/22	25	24,420
4.00%, 11/02/32[a]	10	9,722
4.15%, 11/02/42	25	23,708
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	25	26,158
5.75%, 06/15/43	25	27,926
SPX FLOW Inc.
6.88%, 09/01/17[a]	50	52,813

		214,375
MEDIA — 8.29%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	25	25,179
4.50%, 02/15/21	25	27,066
6.15%, 03/01/37	25	26,486
6.15%, 02/15/41	25	27,255
6.20%, 12/15/34	25	27,939
6.40%, 12/15/35	25	28,143
6.65%, 11/15/37	25	28,750
7.75%, 12/01/45	25	32,913
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	25	25,253
3.50%, 01/15/25 (Call 10/15/24)	25	23,975
4.60%, 01/15/45 (Call 07/15/44)	25	21,427
7.88%, 07/30/30	25	31,514
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	25	24,938
5.13%, 05/01/23 (Call 05/01/18)[a,b]	50	50,000
5.25%, 09/30/22 (Call 09/30/17)	50	50,625
5.38%, 05/01/25 (Call 05/01/20)[a,b]	50	49,500
6.50%, 04/30/21 (Call 02/29/16)	25	26,078
7.38%, 06/01/20 (Call 02/29/16)	25	26,000
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	35	35,079
4.91%, 07/23/25 (Call 04/23/25)[b]	100	99,756

Security	Principal (000s)	Value
6.38%, 10/23/35 (Call 04/23/35)[b]	$50	$50,330
6.48%, 10/23/45 (Call 04/23/45)[b]	75	75,294
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[b]	25	24,859
CSC Holdings LLC
5.25%, 06/01/24[a]	25	22,063
6.75%, 11/15/21	25	24,688
7.63%, 07/15/18	25	26,375
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,254
3.80%, 03/15/22	50	50,589
3.95%, 01/15/25 (Call 10/15/24)	25	24,720
4.45%, 04/01/24 (Call 01/01/24)	50	51,341
4.60%, 02/15/21 (Call 11/15/20)	25	26,619
5.00%, 03/01/21	50	54,231
5.20%, 03/15/20	25	27,286
6.00%, 08/15/40 (Call 05/15/40)	25	24,958
6.38%, 03/01/41	25	26,163
Discovery Communications LLC
4.38%, 06/15/21	25	25,773
4.88%, 04/01/43	25	19,680
5.05%, 06/01/20	25	26,510
6.35%, 06/01/40	25	23,490
DISH DBS Corp.
4.63%, 07/15/17	25	25,500
5.00%, 03/15/23	25	21,750
5.13%, 05/01/20	25	24,813
5.88%, 07/15/22	50	47,062
5.88%, 11/15/24[a]	25	22,281
6.75%, 06/01/21	25	25,500
7.88%, 09/01/19	25	27,125
Grupo Televisa SAB
6.63%, 01/15/40	25	25,861
Historic TW Inc.
6.63%, 05/15/29	25	29,360
6.88%, 06/15/18	25	27,745
Liberty Interactive LLC
8.25%, 02/01/30	10	9,900
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,763
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	49,222
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b]	50	52,125
6.00%, 07/15/24 (Call 07/15/19)[a,b]	50	52,375
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[a]	25	26,187
6.38%, 10/15/23 (Call 10/15/18)	25	26,375
Thomson Reuters Corp.
5.85%, 04/15/40	25	26,116
6.50%, 07/15/18	25	27,534
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	25	25,441
5.00%, 02/01/20	25	26,548
5.50%, 09/01/41 (Call 03/01/41)	50	43,450
5.85%, 05/01/17	50	52,183
6.55%, 05/01/37	25	24,539

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
6.75%, 07/01/18	$25	$27,270
6.75%, 06/15/39	50	49,918
7.30%, 07/01/38	25	26,092
8.25%, 04/01/19	50	57,343
8.75%, 02/14/19	25	28,926
Time Warner Entertainment Co. LP
8.38%, 07/15/33	25	28,950
Time Warner Inc.
3.40%, 06/15/22	25	25,237
3.55%, 06/01/24 (Call 03/01/24)	25	24,416
3.60%, 07/15/25 (Call 04/15/25)	25	24,295
3.88%, 01/15/26 (Call 10/15/25)[a]	25	24,721
4.70%, 01/15/21	25	26,963
4.75%, 03/29/21	25	26,973
4.85%, 07/15/45 (Call 01/15/45)	25	22,938
4.88%, 03/15/20	25	27,073
4.90%, 06/15/42	25	23,044
6.10%, 07/15/40	25	26,781
6.25%, 03/29/41	25	27,308
6.50%, 11/15/36	25	28,028
7.63%, 04/15/31	50	60,960
7.70%, 05/01/32	25	30,816
Verizon Communications Inc.
4.52%, 09/15/48	75	65,534
4.67%, 03/15/55	75	63,040
Viacom Inc.
2.50%, 09/01/18	25	24,793
3.88%, 12/15/21	25	24,474
3.88%, 04/01/24 (Call 01/01/24)[a]	25	22,879
4.25%, 09/01/23 (Call 06/01/23)	25	24,319
4.38%, 03/15/43	25	17,987
5.85%, 09/01/43 (Call 03/01/43)	25	21,337
6.88%, 04/30/36	25	24,415
Videotron Ltd.
5.00%, 07/15/22	25	25,219
5.38%, 06/15/24 (Call 03/15/24)[b]	25	25,187

		3,019,090
MINING — 1.75%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	25	20,500
5.40%, 04/15/21 (Call 01/15/21)[a]	25	22,390
5.90%, 02/01/27	10	8,200
5.95%, 02/01/37	15	10,950
6.15%, 08/15/20[a]	25	24,250
6.75%, 07/15/18	25	25,950
Barrick Gold Corp.
4.10%, 05/01/23	8	6,857
6.95%, 04/01/19	10	10,353
Barrick North America Finance LLC
4.40%, 05/30/21	50	45,196
5.75%, 05/01/43	25	17,619
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	25	17,368
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	10	8,375
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[b]	50	43,375
Freeport-McMoRan Inc.
2.30%, 11/14/17	25	16,875
2.38%, 03/15/18	25	15,625

Security	Principal (000s)	Value
3.10%, 03/15/20	$25	$11,375
3.55%, 03/01/22 (Call 12/01/21)	50	21,000
3.88%, 03/15/23 (Call 12/15/22)	50	20,250
4.00%, 11/14/21[a]	25	10,875
5.40%, 11/14/34 (Call 05/14/34)	25	9,844
5.45%, 03/15/43 (Call 09/15/42)	25	9,625
Goldcorp Inc.
2.13%, 03/15/18	25	24,260
3.70%, 03/15/23 (Call 12/15/22)[a]	25	22,679
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	10	6,700
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	10	8,500
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	25	22,486
4.88%, 03/15/42 (Call 09/15/41)	25	17,455
5.13%, 10/01/19[a]	25	25,375
6.25%, 10/01/39	25	20,466
Southern Copper Corp.
5.88%, 04/23/45	25	19,187
6.75%, 04/16/40	50	42,187
Teck Resources Ltd.
3.00%, 03/01/19	25	15,750
5.20%, 03/01/42 (Call 09/01/41)	25	11,255
6.13%, 10/01/35	25	11,500
6.25%, 07/15/41 (Call 01/15/41)	25	11,563

		636,215
OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	9,830
Xerox Corp.
2.75%, 03/15/19[a]	25	24,325
6.35%, 05/15/18[a]	25	26,618
6.75%, 02/01/17	25	26,034

		86,807
OIL & GAS — 5.38%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	25	19,916
6.20%, 03/15/40	25	18,909
6.38%, 09/15/17	25	24,998
6.45%, 09/15/36	25	19,922
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	50	42,125
6.00%, 12/01/20 (Call 02/29/16)[a]	10	8,750
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	36,572
5.10%, 09/01/40 (Call 03/01/40)	50	36,338
Canadian Natural Resources Ltd.
1.75%, 01/15/18	25	22,494
3.90%, 02/01/25 (Call 11/01/24)	25	19,282
5.70%, 05/15/17	50	49,638
6.25%, 03/15/38	25	18,053
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	15,832
5.70%, 10/15/19	25	23,500
6.75%, 11/15/39	25	19,096

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	$10	$8,718
5.88%, 05/01/22 (Call 05/01/17)	25	23,344
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	25	22,500
5.50%, 04/01/23 (Call 10/01/17)[a]	25	22,675
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	10	6,350
4.50%, 04/15/23 (Call 01/15/23)	25	17,000
4.90%, 06/01/44	25	13,375
5.00%, 09/15/22 (Call 03/15/17)[a]	25	17,375
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	25	21,492
4.00%, 07/15/21 (Call 04/15/21)	25	19,571
4.75%, 05/15/42 (Call 11/15/41)	25	16,011
5.60%, 07/15/41 (Call 01/15/41)	25	15,929
7.95%, 04/15/32	25	21,342
Devon Financing Corp. LLC
7.88%, 09/30/31	25	21,304
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	25	13,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	25	16,750
6.50%, 08/15/34	25	14,375
6.50%, 02/01/38	15	8,400
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	25	15,000
5.75%, 10/01/44 (Call 04/01/44)	25	13,875
EQT Corp.
6.50%, 04/01/18	25	25,000
8.13%, 06/01/19	25	26,255
Hess Corp.
5.60%, 02/15/41	25	17,801
6.00%, 01/15/40	25	18,126
7.30%, 08/15/31	25	21,057
8.13%, 02/15/19	25	25,693
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/20)[b]	25	19,563
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	25	20,065
7.25%, 12/15/19	25	25,756
Kerr-McGee Corp.
6.95%, 07/01/24	25	23,881
7.88%, 09/15/31	25	23,803
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)[a]	25	17,750
5.90%, 03/15/18	50	45,000
6.60%, 10/01/37	25	17,500
6.80%, 03/15/32	10	7,000
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	25	18,792
5.13%, 03/01/21	25	25,550
6.50%, 03/01/41 (Call 09/01/40)	25	23,080

Security	Principal (000s)	Value
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	$25	$14,625
Nabors Industries Inc.
5.00%, 09/15/20[a]	25	19,750
6.15%, 02/15/18	25	23,500
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	10	8,050
5.63%, 07/01/24[a]	25	20,937
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	25	22,493
5.05%, 11/15/44 (Call 05/15/44)	25	18,123
5.25%, 11/15/43 (Call 05/15/43)	10	7,329
6.00%, 03/01/41 (Call 09/01/40)	25	20,068
8.25%, 03/01/19	25	25,877
Noble Holding International Ltd.
4.90%, 08/01/20[a]	25	15,000
Phillips 66
2.95%, 05/01/17	25	25,358
4.30%, 04/01/22[a]	25	25,565
4.65%, 11/15/34 (Call 05/15/34)	25	22,092
4.88%, 11/15/44 (Call 05/15/44)	25	21,276
5.88%, 05/01/42	25	23,450
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	23,196
Precision Drilling Corp.
6.63%, 11/15/20 (Call 02/29/16)	10	6,900
Pride International Inc.
6.88%, 08/15/20	25	17,625
8.50%, 06/15/19[a]	25	19,875
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	17,000
6.88%, 03/01/21	25	19,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	25	20,250
5.75%, 06/01/21 (Call 06/01/16)	25	20,625
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	25	20,000
7.75%, 06/01/19	25	23,165
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	25	16,375
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/20)[a]	25	13,375
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	15,688
4.95%, 01/23/25 (Call 10/23/24)[a]	10	6,300
7.50%, 02/01/18	25	20,625
Sunoco LP/Sunoco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)[b]	25	23,062
Transocean Inc.
6.00%, 03/15/18[a]	25	19,813
6.50%, 11/15/20[a]	25	15,094
6.80%, 03/15/38	25	11,750
7.13%, 12/15/21[a]	25	14,688

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Unit Corp.
6.63%, 05/15/21 (Call 05/15/16)	$15	$9,750
Valero Energy Corp.
3.65%, 03/15/25[a]	25	23,369
6.13%, 06/15/17	25	26,064
6.13%, 02/01/20	25	27,251
6.63%, 06/15/37	25	24,335
7.50%, 04/15/32	25	26,040
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	25	16,234
5.75%, 03/15/21 (Call 12/15/20)[a]	25	15,688
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	13,625
6.00%, 01/15/22 (Call 10/15/21)[a]	25	14,500

		1,960,738
OIL & GAS SERVICES — 0.17%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	10	8,005
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[a]	25	17,625
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	25	17,813
9.63%, 03/01/19	25	19,625

		63,068
PACKAGING & CONTAINERS — 0.31%
Ball Corp.
5.00%, 03/15/22	25	25,875
5.25%, 07/01/25	25	25,687
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	25	24,750
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	25	26,082
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	10	10,806

		113,200
PHARMACEUTICALS — 4.47%
AbbVie Inc.
1.75%, 11/06/17	75	75,097
1.80%, 05/14/18	50	49,972
2.00%, 11/06/18	25	25,010
2.50%, 05/14/20 (Call 04/14/20)	50	49,972
2.90%, 11/06/22	50	48,844
3.20%, 11/06/22 (Call 09/06/22)	25	25,098
3.60%, 05/14/25 (Call 02/14/25)	50	49,960
4.40%, 11/06/42	50	47,051
4.50%, 05/14/35 (Call 11/14/34)	50	48,781
4.70%, 05/14/45 (Call 11/14/44)	50	49,268
Actavis Funding SCS
1.30%, 06/15/17	25	24,853
2.35%, 03/12/18	75	75,486
3.00%, 03/12/20 (Call 02/12/20)	75	76,160
3.80%, 03/15/25 (Call 12/15/24)	100	101,277
3.85%, 06/15/24 (Call 03/15/24)	50	50,837
4.55%, 03/15/35 (Call 09/15/34)	50	49,287
4.75%, 03/15/45 (Call 09/15/44)[a]	50	49,896
4.85%, 06/15/44 (Call 12/15/43)	25	25,063

Security	Principal (000s)	Value
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	$50	$49,751
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)[b]	50	50,464
5.25%, 06/23/45 (Call 12/23/44)[b]	25	24,765
Cardinal Health Inc.
1.95%, 06/15/18	25	24,951
3.20%, 03/15/23	25	24,951
Express Scripts Holding Co.
2.25%, 06/15/19	25	24,981
2.65%, 02/15/17	50	50,521
3.50%, 06/15/24 (Call 03/15/24)	25	24,065
3.90%, 02/15/22	25	25,909
4.75%, 11/15/21	25	27,123
6.13%, 11/15/41	10	10,982
McKesson Corp.
1.40%, 03/15/18	25	24,826
2.28%, 03/15/19	25	25,196
3.80%, 03/15/24 (Call 12/15/23)	25	25,315
4.88%, 03/15/44 (Call 09/15/43)	25	25,074
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	25	23,445
Medco Health Solutions Inc.
7.13%, 03/15/18	25	27,558
Mylan Inc.
2.60%, 06/24/18	25	24,980
5.40%, 11/29/43 (Call 05/29/43)	25	23,582
Quintiles Transnational Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	25	25,313
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	50	48,679
Zoetis Inc.
1.88%, 02/01/18	25	24,825
3.25%, 02/01/23 (Call 11/01/22)	50	47,788
4.70%, 02/01/43 (Call 08/01/42)	25	22,323

		1,629,279
PIPELINES — 5.96%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	10	8,466
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)[a]	25	21,611
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b]	50	44,595
DCP Midstream LLC
5.35%, 03/15/20[b]	25	20,437
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	25	16,805
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	25	19,375
5.00%, 05/15/44 (Call 11/15/43)	10	5,796
Enbridge Energy Partners LP
5.20%, 03/15/20	25	24,248
5.50%, 09/15/40 (Call 03/15/40)	25	19,274
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	25	20,966
4.50%, 06/10/44 (Call 12/10/43)	10	6,787

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	$50	$39,000
7.50%, 10/15/20[a]	25	22,000
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	25	22,054
5.15%, 03/15/45 (Call 09/15/44)	50	34,150
5.20%, 02/01/22 (Call 11/01/21)	25	21,787
6.50%, 02/01/42 (Call 08/01/41)	25	19,135
6.70%, 07/01/18	25	24,996
7.50%, 07/01/38	25	21,277
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)[a]	25	15,618
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	22,862
3.70%, 02/15/26 (Call 11/15/25)[a]	25	22,495
3.75%, 02/15/25 (Call 11/15/24)	25	22,868
4.05%, 02/15/22	25	24,562
4.45%, 02/15/43 (Call 08/15/42)	25	19,128
4.85%, 08/15/42 (Call 02/15/42)	25	20,047
4.85%, 03/15/44 (Call 09/15/43)	25	20,075
4.90%, 05/15/46 (Call 11/15/45)	25	20,397
5.10%, 02/15/45 (Call 08/15/44)	25	20,842
5.20%, 09/01/20	25	26,155
6.13%, 10/15/39	25	22,716
6.50%, 01/31/19	50	53,830
Gibson Energy Inc.
6.75%, 07/15/21 (Call 07/15/16)[b]	10	9,300
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	23,124
3.45%, 02/15/23 (Call 11/15/22)	25	20,834
3.95%, 09/01/22 (Call 06/01/22)	25	21,709
4.30%, 05/01/24 (Call 02/01/24)	25	21,413
5.50%, 03/01/44 (Call 09/01/43)	25	19,027
5.95%, 02/15/18	50	50,672
6.38%, 03/01/41	25	20,484
6.50%, 04/01/20	25	24,868
6.50%, 09/01/39	25	20,127
6.85%, 02/15/20	50	50,236
6.95%, 01/15/38	25	21,363
7.30%, 08/15/33	25	21,553
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	25	21,702
5.30%, 12/01/34 (Call 06/01/34)	25	19,787
5.55%, 06/01/45 (Call 12/01/44)	50	39,159
7.00%, 06/15/17[a]	25	25,625
Magellan Midstream Partners LP
4.25%, 02/01/21	50	50,037
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	7,800
4.50%, 07/15/23 (Call 04/15/23)[b]	25	19,437
4.88%, 12/01/24 (Call 09/01/24)[b]	25	19,375
4.88%, 06/01/25 (Call 03/01/25)[b]	25	19,375

Security	Principal (000s)	Value
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	$25	$17,312
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	25	19,460
6.13%, 02/01/41 (Call 08/01/40)	25	18,258
6.65%, 10/01/36	10	7,762
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	19,957
3.65%, 06/01/22 (Call 03/01/22)	25	21,366
4.90%, 02/15/45 (Call 08/15/44)[a]	25	17,548
6.50%, 05/01/18	50	50,250
6.65%, 01/15/37	25	21,013
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	21,004
5.50%, 04/15/23 (Call 10/15/17)	25	20,500
5.88%, 03/01/22 (Call 12/01/21)	25	22,319
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	25	22,375
6.85%, 07/15/18[a,b]	25	24,250
6.88%, 04/15/40[b]	10	7,600
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)[a]	50	43,000
5.75%, 05/15/24 (Call 02/15/24)	100	87,750
Spectra Energy Capital LLC
8.00%, 10/01/19	50	55,898
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	10	7,706
4.75%, 03/15/24 (Call 12/15/23)	25	24,212
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	10	7,068
5.35%, 05/15/45 (Call 11/15/44)	25	17,733
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	18,250
5.00%, 01/15/18 (Call 10/15/17)	50	46,687
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)[b]	25	22,750
TransCanada PipeLines Ltd.
6.35%, 05/15/67 (Call 05/15/17)[c]	25	16,125
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	10	6,497
5.38%, 06/01/21 (Call 03/01/21)	25	19,321
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	25	16,000
4.55%, 06/24/24 (Call 03/24/24)	25	16,125
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	25	18,114
3.90%, 01/15/25 (Call 10/15/24)	25	17,614
4.00%, 11/15/21 (Call 08/15/21)	25	18,493
4.30%, 03/04/24 (Call 12/04/23)	25	18,159
4.50%, 11/15/23 (Call 08/15/23)	25	18,292
5.10%, 09/15/45 (Call 03/15/45)	25	15,991
5.25%, 03/15/20	25	20,500
6.30%, 04/15/40	25	17,874

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	$25	$19,000
6.13%, 07/15/22 (Call 01/15/17)	25	19,750

		2,171,244
REAL ESTATE — 0.10%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	25,355
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	10	10,046

		35,401
REAL ESTATE INVESTMENT TRUSTS — 2.49%
American Tower Corp.
3.40%, 02/15/19	25	25,564
3.50%, 01/31/23	25	24,392
4.00%, 06/01/25 (Call 03/01/25)	25	24,768
4.50%, 01/15/18	25	26,053
5.05%, 09/01/20	25	26,975
5.90%, 11/01/21	25	28,191
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	25,762
3.85%, 02/01/23 (Call 11/01/22)	25	25,933
5.63%, 11/15/20 (Call 08/15/20)	25	28,180
Crown Castle International Corp.
4.88%, 04/15/22[a]	25	26,125
5.25%, 01/15/23	25	26,375
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	10	9,572
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	25	25,230
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	10	10,300
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	50	51,750
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	24,926
4.00%, 06/01/25 (Call 03/01/25)	25	24,653
4.25%, 11/15/23 (Call 08/15/23)	25	25,192
5.38%, 02/01/21 (Call 11/03/20)	50	55,104
6.70%, 01/30/18	25	27,220
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	10	9,800
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	24,187
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	25	25,571
4.25%, 08/15/23 (Call 05/15/23)	25	26,395
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	25	26,287
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	10	10,200
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	24,154

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	$25	$24,821
4.00%, 04/30/19 (Call 01/30/19)	25	26,207
4.75%, 06/01/21 (Call 03/01/21)	25	26,947
Vereit Operating Partnership LP
2.00%, 02/06/17	25	24,675
4.60%, 02/06/24 (Call 11/06/23)	10	9,413
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	25	24,844
4.00%, 06/01/25 (Call 03/01/25)	25	24,902
4.13%, 04/01/19 (Call 01/01/19)	25	26,191
Weyerhaeuser Co.
7.38%, 03/15/32	25	29,631

		906,490
RETAIL — 3.65%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	25	24,500
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	26,110
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	10	8,549
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	25	25,080
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	25	23,845
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	25	24,938
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	50	50,422
2.25%, 08/12/19 (Call 07/12/19)	50	50,243
2.75%, 12/01/22 (Call 09/01/22)	50	49,435
3.38%, 08/12/24 (Call 05/12/24)	25	24,991
4.00%, 12/05/23 (Call 09/05/23)	50	52,745
4.13%, 05/15/21 (Call 02/15/21)[a]	50	53,620
5.13%, 07/20/45 (Call 01/20/45)	75	80,474
5.30%, 12/05/43 (Call 06/05/43)	25	27,160
5.75%, 06/01/17	50	52,838
6.13%, 09/15/39	25	29,795
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	25	24,270
4.13%, 07/15/17	25	25,837
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	25	25,662
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	25,205
L Brands Inc.
5.63%, 10/15/23	25	26,562
6.63%, 04/01/21	25	27,812
6.90%, 07/15/17	25	26,625
8.50%, 06/15/19	25	29,125
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	25	23,114
6.38%, 03/15/37[a]	25	23,515

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	$50	$49,582
3.70%, 01/30/26 (Call 10/30/25)	100	100,970
4.60%, 05/26/45 (Call 11/26/44)	50	48,716
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	24,400
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	25	23,098
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	25	26,094
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	25	24,191
Walgreen Co.
3.10%, 09/15/22	25	24,509
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	25	24,810
2.70%, 11/18/19 (Call 10/18/19)	25	24,934
3.30%, 11/18/21 (Call 09/18/21)	25	24,825
3.80%, 11/18/24 (Call 08/18/24)	50	49,151
4.80%, 11/18/44 (Call 05/18/44)	25	22,210

		1,329,962
SAVINGS & LOANS — 0.28%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	100	102,195

		102,195
SEMICONDUCTORS — 0.46%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	25	25,208
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	25	24,632
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	25	25,068
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	25	20,250
5.50%, 02/01/25 (Call 08/01/19)	25	19,750
5.88%, 02/15/22 (Call 02/15/17)	10	8,900
Qorvo Inc.
7.00%, 12/01/25 (Call 12/01/20)[a,b]	10	9,925
Sensata Technologies BV
4.88%, 10/15/23[b]	10	9,800
5.00%, 10/01/25[a,b]	25	24,063

		167,596
SHIPBUILDING — 0.07%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	25	25,812

		25,812
SOFTWARE — 1.13%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	25	26,250
6.13%, 09/15/23 (Call 09/15/18)[a,b]	25	26,750
Adobe Systems Inc.
4.75%, 02/01/20	25	27,295
CA Inc.
5.38%, 12/01/19	25	27,065
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	25	25,033

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	$25	$24,177
3.88%, 06/05/24 (Call 03/05/24)	25	24,294
5.00%, 10/15/25 (Call 07/15/25)	50	52,101
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	25	25,000
6.75%, 11/01/20 (Call 02/29/16)[b]	50	52,687
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	25,239
3.85%, 06/01/25 (Call 03/01/25)	25	25,383
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[b]	25	25,781
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	25	24,875

		411,930
TELECOMMUNICATIONS — 11.87%
AT&T Inc.
1.40%, 12/01/17	50	49,825
1.60%, 02/15/17	50	50,136
2.30%, 03/11/19	100	100,319
2.45%, 06/30/20 (Call 05/30/20)	50	49,682
3.00%, 02/15/22	50	49,499
3.40%, 05/15/25 (Call 02/15/25)	150	144,305
3.90%, 03/11/24 (Call 12/11/23)[a]	50	51,294
4.30%, 12/15/42 (Call 06/15/42)	75	62,596
4.35%, 06/15/45 (Call 12/15/44)	50	41,711
4.50%, 05/15/35 (Call 11/15/34)	50	45,352
4.75%, 05/15/46 (Call 11/15/45)	75	66,612
5.35%, 09/01/40	100	96,510
5.50%, 02/01/18	100	106,758
6.30%, 01/15/38	75	80,270
British Telecommunications PLC
9.63%, 12/15/30	50	72,182
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	25	25,106
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	25	21,250
5.80%, 03/15/22	25	23,125
6.45%, 06/15/21	25	24,360
7.60%, 09/15/39	25	18,750
Series V
5.63%, 04/01/20[a]	25	24,531
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	69,814
9.25%, 06/01/32	25	37,261
Embarq Corp.
8.00%, 06/01/36	25	25,375
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	25	21,063
7.13%, 01/15/23	25	20,813
7.63%, 04/15/24	25	20,875
8.13%, 10/01/18	25	25,531
8.25%, 04/15/17	25	26,187
8.88%, 09/15/20 (Call 06/15/20)[b]	25	25,094
9.00%, 08/15/31	25	19,875
10.50%, 09/15/22 (Call 06/15/22)[a,b]	50	48,625
11.00%, 09/15/25 (Call 06/15/25)[b]	50	48,187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$25	$24,829
5.05%, 04/27/45 (Call 10/27/44)	10	10,046
Koninklijke KPN NV
8.38%, 10/01/30	25	32,826
Motorola Solutions Inc.
3.75%, 05/15/22	25	23,223
4.00%, 09/01/24	25	21,485
New Cingular Wireless Services Inc.
8.75%, 03/01/31	50	69,166
Nokia OYJ
5.38%, 05/15/19	25	26,312
6.63%, 05/15/39	10	10,150
Orange SA
2.75%, 02/06/19	25	25,455
5.38%, 07/08/19	25	27,662
5.38%, 01/13/42	25	26,493
9.00%, 03/01/31	50	71,807
Qwest Corp.
6.75%, 12/01/21[a]	25	26,219
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	24,511
4.50%, 03/15/43 (Call 09/15/42)	25	23,283
5.00%, 03/15/44 (Call 09/15/43)	25	24,950
6.80%, 08/15/18	50	55,735
Sprint Communications Inc.
7.00%, 03/01/20[a,b]	25	24,000
9.00%, 11/15/18[b]	75	76,500
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	25	25,137
6.13%, 01/15/22 (Call 01/15/18)	25	25,437
6.25%, 04/01/21 (Call 04/01/17)	25	25,437
6.38%, 03/01/25 (Call 09/01/19)	75	75,187
6.54%, 04/28/20 (Call 04/28/16)[a]	50	51,500
6.63%, 04/28/21 (Call 04/28/17)	25	25,844
6.63%, 04/01/23 (Call 04/01/18)[a]	50	51,125
6.73%, 04/28/22 (Call 04/28/17)	25	25,656
6.84%, 04/28/23 (Call 04/28/18)	25	25,750
Telecom Italia Capital SA
6.38%, 11/15/33	25	23,563
7.00%, 06/04/18[a]	25	26,875
7.18%, 06/18/19	25	27,687
7.20%, 07/18/36	25	24,375
7.72%, 06/04/38	25	25,745
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	26,085
Telefonica Emisiones SAU
3.19%, 04/27/18	150	152,130
5.46%, 02/16/21	50	55,145
7.05%, 06/20/36	50	58,963
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	135	142,425
Verizon Communications Inc.
1.35%, 06/09/17	25	24,955
2.45%, 11/01/22 (Call 08/01/22)	25	23,894

Security	Principal (000s)	Value
2.63%, 02/21/20	$50	$50,367
3.50%, 11/01/21	25	25,797
3.50%, 11/01/24 (Call 08/01/24)	25	24,831
3.65%, 09/14/18	50	52,324
4.15%, 03/15/24 (Call 12/15/23)	25	25,935
4.27%, 01/15/36	75	66,993
4.40%, 11/01/34 (Call 05/01/34)	50	45,786
4.50%, 09/15/20	50	54,103
4.60%, 04/01/21	25	27,158
4.86%, 08/21/46	50	46,537
5.01%, 08/21/54	75	66,631
5.15%, 09/15/23	100	110,666
6.00%, 04/01/41	25	26,858
6.10%, 04/15/18	25	27,220
6.35%, 04/01/19	50	56,438
6.40%, 09/15/33	25	28,299
6.40%, 02/15/38	25	27,945
6.55%, 09/15/43	100	116,672
7.75%, 12/01/30	25	32,446
Vodafone Group PLC
1.50%, 02/19/18	25	24,733
1.63%, 03/20/17	50	50,050
2.50%, 09/26/22	25	23,409
2.95%, 02/19/23[a]	25	23,430
4.38%, 02/19/43	25	19,983
4.63%, 07/15/18	25	26,420
5.63%, 02/27/17	25	26,097
6.15%, 02/27/37	25	25,255
7.88%, 02/15/30	25	30,122

		4,322,945
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.35%, 03/15/40	10	11,180

		11,180
TRANSPORTATION — 2.05%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	25	24,255
3.05%, 09/01/22 (Call 06/01/22)	25	25,211
3.40%, 09/01/24 (Call 06/01/24)	25	25,162
3.75%, 04/01/24 (Call 01/01/24)	25	25,936
4.15%, 04/01/45 (Call 10/01/44)	50	46,230
4.38%, 09/01/42 (Call 03/01/42)	25	23,908
4.70%, 10/01/19	25	27,122
4.90%, 04/01/44 (Call 10/01/43)	25	25,835
5.15%, 09/01/43 (Call 03/01/43)	25	26,541
5.75%, 05/01/40 (Call 11/01/39)	25	28,562
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,662
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	50	49,962
3.70%, 10/30/20 (Call 07/30/20)	25	26,287
3.95%, 05/01/50 (Call 11/01/49)	25	21,137
4.10%, 03/15/44 (Call 09/15/43)	25	22,624
4.75%, 05/30/42 (Call 11/30/41)[a]	25	24,840

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
FedEx Corp.
3.90%, 02/01/35	$25	$22,879
4.00%, 01/15/24	25	26,250
4.10%, 04/15/43	25	22,591
4.10%, 02/01/45	25	22,445
4.90%, 01/15/34	25	25,807
8.00%, 01/15/19	25	29,109
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	25	24,457
3.25%, 12/01/21 (Call 09/01/21)	25	25,340
4.45%, 06/15/45 (Call 12/15/44)[a]	25	23,768
5.75%, 04/01/18	25	26,986
6.00%, 05/23/11	25	26,478

		747,384

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,437,994)		35,735,838

SHORT-TERM INVESTMENTS — 12.30%

MONEY MARKET FUNDS — 12.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	3,897	3,897,072
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	371	370,716
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	210	210,495

		4,478,283

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,478,283)		4,478,283

TOTAL INVESTMENTS IN SECURITIES — 110.43%
(Cost: $42,916,277)		40,214,121
Other Assets, Less Liabilities — (10.43)%		(3,797,387)

NET ASSETS — 100.00%		$36,416,734

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 64.80%

MORTGAGE-BACKED SECURITIES — 64.80%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4
5.49%, 02/10/51	$254	$260,081
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16, Class A4
5.91%, 06/11/40[a]	433	439,773
Series 2007-PW16, Class AM
5.91%, 06/11/40[a]	250	257,507
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	531	550,011
Series 2007-PW18, Class A4
5.70%, 06/11/50	880	912,109
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	423,522
Series 2007-T28, Class A4
5.74%, 09/11/42[a]	259	268,179
Series 2007-T28, Class AJ
6.11%, 09/11/42 (Call 10/07/17)[a]	140	145,711
CD Mortgage Trust Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	554	574,572
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	138	139,411
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.90%, 12/10/49[a]	800	823,451
Series 2008-C7, Class A4
6.34%, 12/10/49[a]	299	311,344
Series 2012-GC8, Class A2
1.81%, 09/10/45	400	398,372
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	304,364
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	101,759
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	822,423
Series 2013-GC17, Class A4
4.13%, 11/10/46	400	430,879
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	532,473
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	526,496
Series 2014-GC23
2.85%, 07/10/47	250	256,030
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	257,577
Series 2014-GC25, Class A1
1.49%, 10/10/47	421	418,258
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	777,506
Series 2014-GC25, Class B
4.35%, 10/10/47	100	99,842

Security	Principal (000s)	Value
Series 2015-GC27
3.14%, 02/10/48	$750	$743,292
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	246,266
Series 2015-GC29, Class C
4.29%, 04/10/48[a]	250	230,050
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	779,458
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	519,566
Series 2015-P1
3.72%, 09/15/48	750	776,036
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class A3
5.48%, 04/15/47[a]	918	938,091
COMM Mortgage Trust
Series 2007-C9, Class A4
5.99%, 12/10/49[a]	1,052	1,089,134
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	259,565
Series 2012-CR2, Class ASB
2.75%, 08/15/45	487	495,800
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	388,361
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	200,609
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	132,612
Series 2012-LC4, Class C
5.82%, 12/10/44[a]	200	215,305
Series 2013-CR06, Class A2
2.12%, 03/10/46	500	502,540
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	504,191
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	510,080
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	518,895
Series 2013-CR09, Class A4
4.37%, 07/10/45[a]	600	653,443
Series 2013-CR10, Class A1
1.28%, 08/10/46	147	145,233
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	153,553
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	273,674
Series 2013-CR11, Class B
5.33%, 10/10/46[a]	200	217,755
Series 2013-CR12, Class A3
3.77%, 10/10/46	300	316,297
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	859,885
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	511,765
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	101,113
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	301,254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2013-LC6, Class B
3.74%, 01/10/46	$130	$130,543
Series 2014-CR15, Class A2
2.93%, 02/10/47	250	255,588
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	426,832
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	534,251
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	211,766
Series 2014-CR17, Class B
4.38%, 05/10/47	292	296,322
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	315,756
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	258,764
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	528,989
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	710,532
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	357,535
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	263,174
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	784,982
Series 2014-UBS3, Class C
4.94%, 06/10/47[a]	150	148,484
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	307,386
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	247,816
Series 2014-UBS5, Class A1
1.37%, 09/10/47	192	189,381
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	513,945
Series 2015-C1, Class A4
3.51%, 04/15/50	500	509,787
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	500,860
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	201,148
Series 2015-CR22, Class C
4.27%, 03/10/48[a]	300	275,849
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	509,750
Series 2015-CR24, Class D
3.46%, 08/10/55	200	132,533
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	776,513
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	921,624
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	753,464
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	408,193
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	502,256

Security	Principal (000s)	Value
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	$250	$233,224
Series 2015-LC19, Class AM
3.53%, 02/10/48	500	504,441
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	515,508
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	888,190
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B
6.25%, 12/10/49[a]	339	349,691
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	150,833
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	405,889
Series 2014-CR14, Class A4
4.24%, 02/10/47	425	459,755
Series 2014-CR14, Class C
4.75%, 02/10/47[a]	200	193,585
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/49	480	490,292
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.89%, 06/15/39[a]	253	259,617
Series 2007-C4, Class A4
6.15%, 09/15/39[a]	416	429,265
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	478	493,490
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	500	506,255
Series 2015-C3, Class A4
3.72%, 08/15/48	650	671,680
Series 2015-C4, Class D
3.74%, 11/15/48[a]	250	176,477
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class A4
5.54%, 12/10/49	310	315,481
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	250	261,697
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	730,407
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	148,360
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	400,728
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	468,233
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	660	675,526
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	104,401
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	155,512

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	$100	$105,127
Series 2013-GC12, Class A2
2.01%, 06/10/46	400	400,816
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	113,454
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	595,841
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	543,677
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	161,077
Series 2013-GC16, Class C
5.49%, 11/10/46[a]	100	104,795
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	320,332
Series 2014-GC20, Class A3
3.68%, 04/10/47	370	385,782
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	425,278
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	254,778
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	262,010
Series 2014-GC24, Class A5
3.93%, 09/10/47	1,023	1,079,572
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	512,142
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	775,855
Series 2015-GC30, Class AS
3.78%, 05/10/50	500	498,231
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	775,142
Series 2015-GG28, Class A5
3.40%, 02/10/48	500	505,530
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	178	176,438
Series 2013-C12, Class A2
2.42%, 07/15/45	400	404,148
Series 2013-C12, Class AS
4.16%, 07/15/45[a]	500	528,115
Series 2013-C12, Class D
4.22%, 07/15/45[a]	50	42,047
Series 2013-C14
4.71%, 08/15/46[a]	500	527,592
Series 2013-C14, Class A2
3.02%, 08/15/46	250	256,460
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	160,794
Series 2013-C15, Class A2
2.98%, 11/15/45	400	409,646
Series 2013-C15, Class B
4.93%, 11/15/45	200	212,320

Security	Principal (000s)	Value
Series 2013-C17, Class A4
4.20%, 01/15/47	$490	$529,243
Series 2013-C17, Class C
5.05%, 01/15/47[a]	100	100,551
Series 2014-C18, Class A1
1.25%, 02/15/47	209	207,251
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	427,048
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	214,383
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	523,687
Series 2014-C18, Class B
4.97%, 02/15/47 (Call 02/11/24)[a]	225	238,143
Series 2014-C19, Class A2
3.05%, 04/15/47	300	309,511
Series 2014-C19, Class ASB
3.58%, 04/15/47	330	345,658
Series 2014-C19, Class C
4.83%, 04/15/47[a]	200	195,942
Series 2014-C21, Class A5
3.77%, 08/15/47	500	522,474
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	415,222
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	782,249
Series 2014-C22, Class C
4.71%, 09/15/47 (Call 08/15/24)[a]	200	187,641
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	366,672
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	430	425,682
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	509,616
Series 2015-C28, Class A4
3.23%, 10/15/48	750	747,622
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	504,686
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	246,624
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	768,993
Series 2015-C32, Class B
4.39%, 11/15/48[a]	500	508,495
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	200,076
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	502,052
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1, Class A4
5.72%, 02/15/51	320	332,089
Series 2007-CB19, Class A4
5.89%, 02/12/49[a]	1,121	1,151,518

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	$884	$917,956
Series 2007-LD11, Class A4
5.96%, 06/15/49[a]	565	575,578
Series 2007-LD12, Class AM
6.21%, 02/15/51[a]	1,000	1,036,010
Series 2011-C5, Class A3
4.17%, 08/15/46	500	540,415
Series 2012-C6, Class A3
3.51%, 05/15/45	300	314,536
Series 2012-C8, Class A3
2.83%, 10/15/45	250	251,319
Series 2013-C10, Class A5
3.14%, 12/15/47	600	608,788
Series 2013-C10, Class AS
3.37%, 12/15/47	100	101,119
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	101,225
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	98,035
Series 2013-C10, Class C
4.29%, 12/15/47[a]	200	191,564
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	266,160
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	500,056
Series 2013-LC11, Class AS
3.22%, 04/15/46	300	299,178
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	95,591
Series 2014-C20, Class A5
3.80%, 07/15/47	500	523,273
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	102,305
Series 2014-C20, Class C
4.72%, 07/15/47 (Call 06/11/24)[a]	200	193,814
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	622,977
LB Commercial Mortgage Trust Series 2007-C3, Class A4
6.10%, 07/15/44[a]	368	380,049
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	332,125
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	258	270,704
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	89	92,503
Series 2008-C1, Class AM
6.48%, 02/12/51[a]	290	309,519
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class A4
5.81%, 06/12/50[a]	634	653,352
Series 2007-9, Class A4
5.70%, 09/12/49	812	835,353

Security	Principal (000s)	Value
Series 2007-9, Class AM
5.86%, 09/12/49[a]	$250	$260,570
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	303,054
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	150,330
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	120,333
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	201,443
Series 2013-C08, Class A2
1.69%, 12/15/48	200	198,663
Series 2013-C09, Class A4
3.10%, 05/15/46	500	505,218
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	302,617
Series 2013-C10, Class A4
4.22%, 07/15/46[a]	250	270,062
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	266,009
Series 2013-C13, Class A4
4.04%, 11/15/46	600	645,223
Series 2014-C14, Class A3
3.67%, 02/15/47	250	265,832
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	213,036
Series 2014-C14, Class B
4.80%, 02/15/47[a]	200	209,322
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	262,559
Series 2014-C19, Class A2
3.10%, 12/15/47	715	736,317
Series 2015-C21, Class A1
1.55%, 03/15/48	215	214,041
Series 2015-C22, Class C
4.38%, 04/15/48[a]	250	229,582
Series 2015-C24, Class A4
3.73%, 05/15/48	750	777,654
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A2
5.61%, 04/15/49	81	79,727
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	870	888,580
Series 2007-IQ15, Class A4
6.11%, 06/11/49[a]	625	648,909
Series 2007-IQ16 Class A4
5.81%, 12/12/49	556	577,240
Series 2007-T27, Class A4
5.82%, 06/11/42[a]	537	556,719
Series 2008-T29, Class A4
6.46%, 01/11/43[a]	794	843,463
Series 2011-C3, Class A3
4.05%, 07/15/49	250	263,290

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2012-C4, Class A4
3.24%, 03/15/45	$700	$725,101
Series 2015-MS1, Class A4
3.78%, 05/15/48	500	522,132
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	259,663
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	310	321,135
Series 2012-C1, Class B
4.82%, 05/10/45	150	158,729
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	659,877
Series 2012-C4, Class A5
2.85%, 12/10/45	250	249,165
Series 2012-C4, Class AAB
2.46%, 12/10/45	226	227,325
Series 2013-C5, Class A4
3.18%, 03/10/46	890	908,230
Series 2013-C6, Class A4
3.24%, 04/10/46	677	692,606
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	405	426,118
Series 2011-C1, Class AAB
3.19%, 01/10/45	250	258,403
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4
5.51%, 04/15/47	500	503,576
Series 2007-C32, Class A3
5.90%, 06/15/49[a]	350	359,074
Series 2007-C33, Class A4
6.15%, 02/15/51[a]	658	670,738
Series 2007-C34, Class A3
5.68%, 05/15/46	569	586,245
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	1,000	997,625
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	261,932
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	204,548
Series 2012-LC5, Class B
4.14%, 10/15/45	300	307,168
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	703,407
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	319,652
Series 2013-LC12, Class C
4.43%, 07/15/46[a]	100	98,507

Security	Principal (000s)	Value
Series 2014-LC16, Class A2
2.82%, 08/15/50	$250	$255,812
Series 2015-C26, Class A4
3.17%, 02/15/48	900	893,465
Series 2015-C28, Class A2
2.86%, 05/15/48	255	261,286
Series 2015-C28, Class A4
3.54%, 05/15/48	500	510,314
Series 2015-C28, Class AS
3.87%, 05/15/48	250	251,307
Series 2015-C31, Class A4
3.70%, 11/15/48	500	515,286
Series 2015-NXS2, Class A5
3.77%, 07/15/58	750	778,677
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	250	263,403
Series 2012-C06, Class AS
3.84%, 04/15/45	145	151,154
Series 2012-C07, Class A2
3.43%, 06/15/45	500	518,953
Series 2012-C08, Class A3
3.00%, 08/15/45	360	365,022
Series 2012-C09, Class A3
2.87%, 11/15/45	200	201,022
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	150,335
Series 2012-C10, Class A3
2.88%, 12/15/45	200	200,379
Series 2013-C14, Class A5
3.34%, 06/15/46	260	267,087
Series 2013-C18, Class A3
3.65%, 12/15/46	500	522,720
Series 2014-C19, Class A4
3.83%, 03/15/47	300	316,086
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	312,612
Series 2014-C20 Class A5
4.00%, 05/15/47	200	212,652
Series 2014-C22, Class A3
3.53%, 09/15/57	150	155,416
Series 2014-C22, Class A4
3.49%, 09/15/57	900	921,785
Series 2014-C22, Class A5
3.75%, 09/15/57	400	416,864
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	205,751
Series 2014-C24, Class A2
2.86%, 11/15/47	500	513,408
Series 2014-C24, Class A5
3.61%, 11/15/47	100	103,016
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	156,660

		106,422,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $106,773,572)		106,422,885

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.95%

MORTGAGE-BACKED SECURITIES — 33.95%
Federal National Mortgage Association
Series 2010-M1, Class A2
4.45%, 09/25/19	$208	$225,941
Series 2011-M1, Class A3
3.76%, 06/25/21	335	363,076
Series 2011-M5, Class A2
2.94%, 07/25/21	1,150	1,199,910
Series 2011-M7, Class A2
2.58%, 09/25/18	395	404,042
Series 2012-M01, Class A2
2.73%, 10/25/21	1,000	1,044,330
Series 2012-M02, Class A2
2.72%, 02/25/22	500	514,530
Series 2012-M05, Class A2
2.72%, 02/25/22	375	386,854
Series 2012-M08, Class A2
2.35%, 05/25/22	400	406,068
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	210	211,570
Series 2012-M09, Class ASQ2
1.51%, 12/25/17	231	231,583
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	637	638,326
Series 2013-M06, Class 1AC
4.27%, 02/25/43[a]	300	312,933
Series 2013-M07, Class A2
2.28%, 12/27/22	250	250,698
Series 2013-M07, Class ASQ2
1.23%, 03/26/18	378	378,473
Series 2013-M12, Class A
1.53%, 10/25/17	243	244,141
Series 2013-M12, Class APT
2.47%, 03/25/23[a]	874	876,813
Series 2013-M13, Class A
1.60%, 05/25/18	390	392,936
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	500	528,650
Series 2014-M03, Class A2
3.50%, 01/25/24[a]	250	265,375
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	400	411,968
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	516,605
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	750	764,272
Series 2014-M11, Class 1A
3.22%, 08/25/24[a]	991	1,029,398
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	206,586
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	742,378

Security	Principal (000s)	Value
Series 2015-M01, Class A2
2.53%, 09/25/24	$750	$742,890
Series 2015-M02, Class A
2.62%, 12/25/24	486	486,731
Series 2015-M04, Class AV2
2.51%, 07/25/22	1,000	1,016,700
Series 2015-M07, Class A2
2.59%, 12/25/24	500	497,155
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	500	509,840
Series 2015-M11, Class A2
2.92%, 04/25/25[a]	300	303,567
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,166,070
Series K006, Class A2
4.25%, 01/25/20	686	747,788
Series K007, Class A1
3.34%, 12/25/19	118	121,407
Series K007, Class A2
4.22%, 03/25/20	1,000	1,092,500
Series K008, Class A1
2.75%, 12/25/19	237	242,361
Series K008, Class A2
3.53%, 06/25/20	510	545,928
Series K009, Class A2
3.81%, 08/25/20	1,020	1,105,078
Series K010, Class A1
3.32%, 07/25/20	170	175,145
Series K011, Class A1
2.92%, 08/25/20	126	130,251
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	1,000	1,094,290
Series K014, Class A1
2.79%, 10/25/20	167	171,469
Series K015, Class A2
3.23%, 07/25/21	1,000	1,064,500
Series K017, Class A2
2.87%, 12/25/21	625	653,106
Series K019, Class A1
1.46%, 09/25/21	187	185,502
Series K019, Class A2
2.27%, 03/25/22	1,000	1,004,530
Series K022, Class A2
2.36%, 07/25/22	700	705,383
Series K023, Class A2
2.31%, 08/25/22	1,000	1,003,700
Series K026, Class A2
2.51%, 11/25/22	1,000	1,013,550
Series K027, Class A2
2.64%, 01/25/23	1,000	1,019,570
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,061,120
Series K030, Class A1
2.78%, 09/25/22	696	722,040

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2016

Security	Principal (000s)	Value
Series K030, Class A2
3.25%, 04/25/23[a]	$1,000	$1,056,040
Series K031, Class A1
2.78%, 09/25/22	428	440,018
Series K031, Class A2
3.30%, 04/25/23[a]	500	529,695
Series K032, Class A1
3.02%, 02/25/23	646	674,214
Series K033, Class A2
3.06%, 07/25/23[a]	1,000	1,042,110
Series K034, Class A2
3.53%, 07/25/23[a]	200	214,586
Series K035, Class A2
3.46%, 08/25/23[a]	500	533,695
Series K036, Class A2
3.53%, 10/25/23[a]	650	695,623
Series K037, Class A2
3.49%, 01/25/24	650	693,596
Series K038, Class A1
2.60%, 10/25/23	916	943,376
Series K038, Class A2
3.39%, 03/25/24	1,000	1,059,910
Series K042, Class A2
2.67%, 12/25/24	750	751,237
Series K043, Class A2
3.06%, 12/25/24	300	309,348
Series K044, Class A2
2.81%, 01/25/25	750	757,717
Series K045, Class A2
3.02%, 01/25/25	1,000	1,026,760
Series K046, Class A2
3.21%, 03/25/25	500	520,020
Series K048, Class A2
3.28%, 06/25/25[a]	1,000	1,046,120
Series K050, Class A2
3.33%, 08/25/25[a]	750	793,802
Series K502, Class A2
1.43%, 08/25/17	561	561,926
Series K503, Class A1
1.38%, 01/25/19	429	429,242
Series K503, Class A2
2.46%, 08/25/19	250	256,975
Series K703, Class A2
2.70%, 05/25/18	1,500	1,540,530
Series K705, Class A2
2.30%, 09/25/18	900	919,746
Series K706, Class A2
2.32%, 10/25/18	200	204,504
Series K707, Class A1
1.62%, 09/25/18	287	288,665

Security	Principal or Shares (000s)	Value
Series K707, Class A2
2.22%, 12/25/18	$315	$321,382
Series K708, Class A2
2.13%, 01/25/19	175	178,155
Series K709, Class A2
2.09%, 03/25/19	600	610,038
Series K710, Class A2
1.88%, 05/25/19	1,491	1,510,647
Series K712, Class A2
1.87%, 11/25/19	1,000	1,007,780
Series K714, Class A2
3.03%, 10/25/20[a]	1,000	1,048,190
Series K716, Class A2
3.13%, 06/25/21	600	632,256
Series K717, Class A1
2.34%, 02/25/21	700	715,844
Series K717, Class A2
2.99%, 09/25/21	750	784,815
Series K718, Class A2
2.79%, 01/25/22	500	517,675

		55,745,864

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $55,318,273)		55,745,864

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	587	587,202

		587,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $587,202)		587,202

TOTAL INVESTMENTS IN SECURITIES — 99.11%
(Cost: $162,679,047)		162,755,951
Other Assets, Less Liabilities — 0.89%		1,464,717

NET ASSETS — 100.00%		$164,220,668

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

63

Schedule of Investments  (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 98.05%

APPAREL — 0.28%
Iconix Brand Group Inc.
1.50%, 03/15/18	$100	$47,250

		47,250
AUTO MANUFACTURERS — 2.79%
Navistar International Corp.
4.75%, 04/15/19	75	31,125
Tesla Motors Inc.
1.25%, 03/01/21	350	281,750
1.50%, 06/01/18	100	157,500

		470,375
BIOTECHNOLOGY — 8.15%
Acorda Therapeutics Inc.
1.75%, 06/15/21	75	78,660
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	75	44,625
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20	125	137,187
Emergent BioSolutions Inc.
2.88%, 01/15/21	50	65,315
Exelixis Inc.
4.25%, 08/15/19	50	49,098
Gilead Sciences Inc.
Series D
1.63%, 05/01/16	70	256,025
Illumina Inc.
0.00%, 06/15/19	125	128,750
0.50%, 06/15/21	150	163,125
Incyte Corp.
0.38%, 11/15/18	50	75,875
1.25%, 11/15/20	75	114,750
Innoviva Inc.
2.13%, 01/15/23	75	51,750
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	100	88,500
Medicines Co. (The)
2.50%, 01/15/22	100	119,630

		1,373,290
BUILDING MATERIALS — 0.95%
Cemex SAB de CV
3.72%, 03/15/20	50	35,375
3.75%, 03/15/18	150	124,785

		160,160
COAL — 0.02%
Peabody Energy Corp.
4.75%, 12/15/66 (Call 12/20/36)	150	3,750

		3,750

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 1.44%
Cardtronics Inc.
1.00%, 12/01/20	$50	$45,065
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	75	93,285
Live Nation Entertainment Inc.
2.50%, 05/15/19	50	49,625
Macquarie Infrastructure Corp.
2.88%, 07/15/19	50	54,190

		242,165
COMPUTERS — 3.92%
Brocade Communications Systems Inc.
1.38%, 01/01/20	100	92,750
Electronics For Imaging Inc.
0.75%, 09/01/19	50	50,250
Mentor Graphics Corp.
4.00%, 04/01/31 (Call 04/05/16)	35	35,875
SanDisk Corp.
0.50%, 10/15/20	250	256,875
1.50%, 08/15/17	150	225,195

		660,945
DISTRIBUTION & WHOLESALE — 0.42%
WESCO International Inc.
6.00%, 09/15/29 (Call 09/15/16)	50	71,590

		71,590
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	50	48,750
Walter Investment Management Corp.
4.50%, 11/01/19	50	28,000

		76,750
ELECTRIC — 0.51%
NRG Yield Inc.
3.25%, 06/01/20[a]	50	41,000
3.50%, 02/01/19[a]	50	44,315

		85,315
ELECTRICAL COMPONENTS & EQUIPMENT — 0.58%
General Cable Corp.
4.50%, 11/15/29[b]	75	37,785
SunPower Corp.
0.75%, 06/01/18	50	59,250

		97,035
ELECTRONICS — 0.25%
TTM Technologies Inc.
1.75%, 12/15/20	50	41,565

		41,565

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ENERGY — ALTERNATE SOURCES — 0.91%
SolarCity Corp.
1.63%, 11/01/19	$100	$63,750
SunEdison Inc.
2.63%, 06/01/23[a]	175	38,828
2.75%, 01/01/21	175	50,313

		152,891
ENGINEERING & CONSTRUCTION — 0.58%
Dycom Industries Inc.
0.75%, 09/15/21[a]	100	98,500

		98,500
HEALTH CARE — PRODUCTS — 3.79%
Cepheid
1.25%, 02/01/21	50	42,125
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[b]	100	122,250
Series 2012
2.00%, 03/01/42 (Call 03/06/18)[b]	125	153,987
NuVasive Inc.
2.75%, 07/01/17	50	61,000
Teleflex Inc.
3.88%, 08/01/17	75	164,535
Wright Medical Group Inc.
2.00%, 02/15/20[a]	100	94,630

		638,527
HEALTH CARE — SERVICES — 2.41%
Anthem Inc.
2.75%, 10/15/42	125	221,875
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	50	53,750
Molina Healthcare Inc.
1.13%, 01/15/20	90	129,942

		405,567
HOLDING COMPANIES — DIVERSIFIED — 1.40%
Ares Capital Corp.
5.75%, 02/01/16	175	174,825
Prospect Capital Corp.
4.75%, 04/15/20	75	61,410

		236,235
HOME BUILDERS — 1.69%
CalAtlantic Group Inc.
0.25%, 06/01/19	50	44,000
Lennar Corp.
2.75%, 12/15/20 (Call 03/07/16)[a]	50	94,250
3.25%, 11/15/21 (Call 11/20/16)[a]	55	98,725
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	50	47,315

		284,290
INSURANCE — 2.10%
MGIC Investment Corp.
2.00%, 04/01/20	75	84,563
5.00%, 05/01/17	125	127,187
Old Republic International Corp.
3.75%, 03/15/18	50	61,375

Security	Principal (000s)	Value
Radian Group Inc.
2.25%, 03/01/19	$75	$81,375

		354,500
INTERNET — 17.48%
Ctrip.com International Ltd.
1.00%, 07/01/20[a]	150	159,285
1.25%, 10/15/18	125	157,737
FireEye Inc. Series B
1.63%, 06/01/35 (Call 06/01/22)[a]	150	114,660
LinkedIn Corp.
0.50%, 11/01/19	200	202,760
MercadoLibre Inc.
2.25%, 07/01/19	50	51,315
Priceline Group Inc. (The)
0.35%, 06/15/20	150	165,000
0.90%, 09/15/21	150	143,910
1.00%, 03/15/18	150	189,570
Qihoo 360 Technology Co. Ltd.
1.75%, 08/15/21	275	261,937
Shutterfly Inc.
0.25%, 05/15/18	50	47,750
SINA Corp./China
1.00%, 12/01/18	125	120,788
Twitter Inc.
1.00%, 09/15/21	300	243,390
VeriSign Inc.
4.30%, 08/15/37	200	447,000
Vipshop Holdings Ltd.
1.50%, 03/15/19	100	100,250
WebMD Health Corp.
1.50%, 12/01/20	75	87,285
2.50%, 01/31/18	75	77,910
Yahoo! Inc.
0.00%, 12/01/18	225	216,697
Yandex NV
1.13%, 12/15/18	100	85,750
YY Inc.
2.25%, 04/01/19	75	71,723

		2,944,717
LEISURE TIME — 1.91%
Jarden Corp.
1.13%, 03/15/34	275	321,420

		321,420
MANUFACTURING — 0.50%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	75	84,660

		84,660
MEDIA — 1.37%
Liberty Interactive LLC
1.00%, 09/30/43 (Call 10/05/16)[a]	75	64,313
3.50%, 01/15/31 (Call 03/15/16)	50	25,250
Liberty Media Corp.
1.38%, 10/15/23	150	142,125

		231,688

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.42%
RTI International Metals Inc.
1.63%, 10/15/19	$75	$70,223

		70,223
MINING — 1.55%
Newmont Mining Corp. Series B
1.63%, 07/15/17	100	99,130
Royal Gold Inc.
2.88%, 06/15/19	75	64,410
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)[a]	50	32,750
Stillwater Mining Co. Series SWC
1.75%, 10/15/32 (Call 10/20/19)	75	64,222

		260,512
OIL & GAS — 2.83%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	100	48,130
Chesapeake Energy Corp.
2.50%, 05/15/37 (Call 05/15/17)	250	117,500
Cobalt International Energy Inc.
2.63%, 12/01/19	200	96,260
3.13%, 05/15/24	200	81,500
Energy XXI Ltd.
3.00%, 12/15/18	75	7,972
Stone Energy Corp.
1.75%, 03/01/17	50	31,440
Whiting Petroleum Corp.
1.25%, 04/01/20[a]	175	93,730

		476,532
OIL & GAS SERVICES — 0.25%
SEACOR Holdings Inc.
2.50%, 12/15/27 (Call 12/19/17)	50	42,750

		42,750
PHARMACEUTICALS — 3.01%
Clovis Oncology Inc.
2.50%, 09/15/21	50	34,940
Depomed Inc.
2.50%, 09/01/21	75	76,125
Herbalife Ltd.
2.00%, 08/15/19	175	137,165
Impax Laboratories Inc.
2.00%, 06/15/22[a]	100	92,500
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22[a]	50	41,625
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 02/19/16)	85	124,312

		506,667

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 5.15%
Colony Capital Inc.
3.88%, 01/15/21	$50	$43,940
Empire State Realty OP LP
2.63%, 08/15/19[a]	50	49,940
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	75	84,143
IAS Operating Partnership LP
5.00%, 03/15/18[a]	50	47,000
PennyMac Corp.
5.38%, 05/01/20[c]	50	46,125
Redwood Trust Inc.
4.63%, 04/15/18	50	45,815
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	50	62,500
Spirit Realty Capital Inc.
2.88%, 05/15/19	125	120,475
Starwood Property Trust Inc.
4.55%, 03/01/18	225	226,417
VEREIT Inc.
3.00%, 08/01/18	150	141,465

		867,820
RETAIL — 0.71%
GNC Holdings Inc.
1.50%, 08/15/20[a]	50	37,750
Restoration Hardware Holdings Inc.
0.00%, 06/15/19[a]	50	42,720
0.00%, 07/15/20[a]	50	39,905

		120,375
SEMICONDUCTORS — 16.88%
Integrated Device Technology Inc.
0.88%, 11/15/22[a]	50	50,315
Intel Corp.
2.95%, 12/15/35	300	366,750
3.25%, 08/01/39	275	420,420
Lam Research Corp.
1.25%, 05/15/18	125	167,812
Microchip Technology Inc.
1.63%, 02/15/25[a]	250	241,725
2.13%, 12/15/37	100	183,130
Micron Technology Inc.
1.63%, 02/15/33 (Call 02/20/18)	75	89,766
Series G
3.00%, 11/15/43 (Call 11/20/18)	175	122,833
Novellus Systems Inc.
2.63%, 05/15/41	125	266,725
NVIDIA Corp.
1.00%, 12/01/18	225	338,355
NXP Semiconductors NV
1.00%, 12/01/19	200	210,000

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ON Semiconductor Corp.
1.00%, 12/01/20[a]	$100	$88,380
Series B
2.63%, 12/15/26 (Call 12/20/16)	75	79,545
Rovi Corp.
0.50%, 03/01/20[a]	50	46,065
Xilinx Inc.
2.63%, 06/15/17	100	173,250

		2,845,071
SOFTWARE — 9.68%
Akamai Technologies Inc.
0.00%, 02/15/19	125	116,875
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	75	77,160
Citrix Systems Inc.
0.50%, 04/15/19	225	238,072
Cornerstone OnDemand Inc.
1.50%, 07/01/18	50	48,000
Electronic Arts Inc.
0.75%, 07/15/16	100	202,190
NetSuite Inc.
0.25%, 06/01/18	50	46,815
Nuance Communications Inc.
1.50%, 11/01/35 (Call 11/05/21)	50	50,625
2.75%, 11/01/31 (Call 11/06/17)	50	50,500
Red Hat Inc.
0.25%, 10/01/19	125	148,438
salesforce.com Inc.
0.25%, 04/01/18	175	207,375
ServiceNow Inc.
0.00%, 11/01/18	100	107,560
Take-Two Interactive Software Inc.
1.00%, 07/01/18	100	165,880
Verint Systems Inc.
1.50%, 06/01/21	75	68,535
Workday Inc.
0.75%, 07/15/18	100	103,940

		1,631,965

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 2.84%
Ciena Corp.
0.88%, 06/15/17	$75	$73,222
3.75%, 10/15/18[a]	50	56,940
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	50	45,750
Gogo Inc.
3.75%, 03/01/20[a]	75	66,188
Palo Alto Networks Inc.
0.00%, 07/01/19	100	144,630
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	100	91,630

		478,360
TRANSPORTATION — 0.82%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	50	25,315
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	50	39,190
UTi Worldwide Inc.
4.50%, 03/01/19	75	74,348

		138,853

TOTAL CONVERTIBLE BONDS
(Cost: $19,366,344)		16,522,313

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	240	239,891

		239,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,891)		239,891

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $19,606,235)		16,762,204
Other Assets, Less Liabilities — 0.52%		88,445

NET ASSETS — 100.00%		$16,850,649

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.58%
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	$550	$549,780
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	500	510,600
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/20	300	322,170
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	508,600
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	250,350
Discover Card Execution Note Trust
Series 2014-A4, Class A4
2.12%, 12/15/21	500	508,250
Hyundai Auto Receivables Trust
Series 2015-B, Class A3
1.12%, 11/15/19 (Call 07/15/19)	300	299,100

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,947,639)		2,948,850

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.03%

MORTGAGE-BACKED SECURITIES — 1.03%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T28, Class A4
1.00%, 09/11/42[a]	976	1,011,997
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	387	394,438
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	370	383,048
COMM Mortgage Trust
Series 2007-C9, Class A4
5.99%, 12/10/49[a]	160	165,738
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.41%, 06/15/39[a]	440	451,508
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	484	495,386
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	240,214
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	442	458,978
Series 2007-LDPX, Class A3
5.42%, 01/15/49	317	322,067
Series 2014-C20, Class A5
3.80%, 07/15/47	150	156,982

Security	Principal (000s)	Value
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	$184	$193,360
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class A4
5.81%, 06/12/50[a]	453	466,680
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	250	250,838
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
6.11%, 06/11/49[a]	208	216,303

		5,207,537

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		5,207,537
(Cost: $5,310,765)

CORPORATE BONDS & NOTES — 34.42%

ADVERTISING — 0.03%
Affinion Group Inc.
7.88%, 12/15/18 (Call 02/29/16)[b]	25	15,281
inVentiv Health Inc.
9.00%, 01/15/18 (Call 02/29/16)[c]	100	101,187
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[b,c]	50	49,563

		166,031
AEROSPACE & DEFENSE — 0.24%
BAE Systems Holdings Inc.
6.38%, 06/01/19[c]	225	253,559
Boeing Co. (The)
0.95%, 05/15/18	50	49,568
4.88%, 02/15/20	150	168,429
General Dynamics Corp.
1.00%, 11/15/17	25	24,985
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	36	24,390
L-3 Communications Corp.
4.75%, 07/15/20[b]	200	206,199
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	100	100,741
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,912
Raytheon Co.
3.13%, 10/15/20	100	104,415
TransDigm Inc.
5.50%, 10/15/20 (Call 02/29/16)[b]	50	48,750
United Technologies Corp.
1.80%, 06/01/17	125	126,014
4.50%, 04/15/20	100	109,680

		1,241,642
AGRICULTURE — 0.32%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	150	151,610
9.25%, 08/06/19	50	61,147
BAT International Finance PLC
2.75%, 06/15/20[c]	100	101,911

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	$25	$25,239
3.50%, 11/24/20 (Call 10/24/20)	135	135,094
Imperial Tobacco Finance PLC
2.95%, 07/21/20[c]	200	202,660
Philip Morris International Inc.
1.13%, 08/21/17[b]	150	150,186
1.63%, 03/20/17[b]	160	160,973
1.88%, 01/15/19	200	201,332
Reynolds American Inc.
2.30%, 08/21/17[b]	50	50,432
2.30%, 06/12/18[b]	250	252,099
3.25%, 06/12/20	125	128,259

		1,620,942
AIRLINES — 0.11%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b,c]	50	51,250
8.75%, 04/01/20 (Call 04/01/17)[c]	50	53,062
American Airlines Group Inc.
4.63%, 03/01/20[c]	50	47,688
5.50%, 10/01/19[c]	50	49,500
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,619
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	50	52,250
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	120	120,349
2.75%, 11/06/19 (Call 10/06/19)	50	50,819
United Continental Holdings Inc.
6.00%, 12/01/20	15	15,525
6.38%, 06/01/18	20	20,700
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[c]	50	48,750

		550,512
APPAREL — 0.05%
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 06/29/17[c]	100	100,332
Nine West Holdings Inc.
8.25%, 03/15/19[c]	25	5,562
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,083
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	50	51,750

		259,727
AUTO MANUFACTURERS — 0.97%
American Honda Finance Corp.
2.25%, 08/15/19[b]	300	303,853
BMW U.S. Capital LLC
1.38%, 04/05/17[d]	350	350,307
Daimler Finance North America LLC
2.00%, 08/03/18[c]	175	174,184
2.38%, 08/01/18[b,c]	150	150,737
2.45%, 05/18/20[c]	300	295,934
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	320	312,600
Ford Motor Credit Co. LLC
2.24%, 06/15/18	400	395,934
2.46%, 03/27/20	200	194,018

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$200	$201,087
General Motors Financial Co. Inc.
3.10%, 01/15/19	40	39,639
3.15%, 01/15/20 (Call 12/15/19)[b]	25	24,558
3.20%, 07/13/20 (Call 06/13/20)	100	97,830
3.70%, 11/24/20 (Call 10/24/20)[b]	285	283,331
4.75%, 08/15/17[b]	100	102,635
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[c]	100	101,338
Hyundai Capital America
1.45%, 02/06/17	100	99,760
2.13%, 10/02/17[b,c]	125	125,196
3.00%, 10/30/20[c]	100	100,799
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[c]	100	100,319
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,585
1.45%, 03/09/18	65	64,886
2.50%, 08/14/20	100	101,360
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	24,986
1.55%, 07/13/18	330	330,121
2.05%, 01/12/17	124	125,301
2.10%, 01/17/19	125	126,535
2.13%, 07/18/19[b]	100	101,009
2.15%, 03/12/20[b]	135	136,150
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[c]	200	191,526
2.40%, 05/22/20[c]	200	190,466

		4,945,984
AUTO PARTS & EQUIPMENT — 0.08%
Accuride Corp.
9.50%, 08/01/18 (Call 02/29/16)[b]	25	19,500
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 02/29/16)	25	24,594
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	17,288
International Automotive Components Group SA
9.13%, 06/01/18 (Call 02/29/16)[c]	20	16,400
Schaeffler Holding Finance BV 6.88% (7.63%, PIK), 08/15/18
6.88%, 08/15/18 (Call 02/29/16)[b,c,e]	200	205,500
ZF North America Capital Inc.
4.00%, 04/29/20[b,c]	150	149,737

		433,019
BANKS — 11.01%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	100	99,943
2.38%, 03/16/20	200	201,108
3.05%, 08/23/18	100	102,900
ABN AMRO Bank NV
4.25%, 02/02/17[c]	200	205,524
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	800	794,160
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	250,077

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	$100	$104,267
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	50	49,897
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	200,041
2.25%, 06/13/19	200	201,337
Banco do Brasil SA/Cayman
8.50%, 10/29/49[a]	100	79,020
Banco Santander Brasil SA/Cayman Islands
4.63%, 02/13/17[d]	200	202,900
Banco Santander Chile
1.52%, 04/11/17[a,d]	150	149,063
Banco Votorantim SA
7.38%, 01/21/20[d]	100	97,750
Bancolombia SA
6.13%, 07/26/20	100	102,500
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	600	615,622
Bank Nederlandse Gemeenten NV
1.75%, 03/24/20[c]	300	301,584
1.88%, 06/11/19[c]	100	101,531
Bank of America Corp.
2.63%, 10/19/20	300	297,251
2.65%, 04/01/19[b]	700	703,736
3.88%, 03/22/17	320	328,439
5.75%, 12/01/17	950	1,010,515
6.88%, 04/25/18	300	330,634
Series L
2.25%, 04/21/20[b]	100	97,614
Bank of America N.A.
1.65%, 03/26/18	250	248,976
Bank of Ceylon
6.88%, 05/03/17[d]	200	202,250
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b,c]	200	219,016
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[d]	200	201,090
Bank of Montreal
1.40%, 04/10/18[b]	100	99,454
1.45%, 04/09/18 (Call 03/09/18)	425	423,136
2.50%, 01/11/17[b]	200	202,558
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,263
2.10%, 01/15/19 (Call 12/15/18)	50	50,386
2.20%, 03/04/19 (Call 02/02/19)	50	50,607
2.20%, 05/15/19 (Call 04/15/19)	100	100,794
2.45%, 11/27/20 (Call 10/27/20)	190	190,987
2.60%, 08/17/20 (Call 07/17/20)	200	202,927
Series G
2.15%, 02/24/20 (Call 01/24/20)[b]	50	50,032
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)[b]	200	199,705
1.70%, 06/11/18 (Call 05/11/18)	350	349,719
2.05%, 10/30/18[b]	200	201,147
2.35%, 10/21/20[b]	100	100,117

Security	Principal (000s)	Value
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[c]	$200	$200,308
2.70%, 09/09/18[b,c]	200	203,596
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[d]	200	198,832
Barclays Bank PLC
2.50%, 02/20/19	200	203,404
Barclays PLC
3.25%, 01/12/21	250	251,323
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,850
1.60%, 08/15/17 (Call 07/14/17)	200	200,331
2.15%, 03/22/17 (Call 02/22/17)	50	50,480
2.25%, 02/01/19 (Call 01/02/19)	160	161,707
2.45%, 01/15/20 (Call 12/15/19)	150	152,036
BBVA Banco Continental SA
3.25%, 04/08/18[d]	100	100,015
BBVA Bancomer SA/Grand Cayman
6.01%, 05/17/22[a]	100	98,740
BBVA Bancomer SA/Texas
7.25%, 04/22/20[d]	100	106,750
BNP Paribas SA
2.38%, 09/14/17	550	556,919
BPCE SA
2.25%, 01/27/20[b]	250	250,157
Caixa Economica Federal
4.50%, 10/03/18[d]	150	140,625
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	25	24,935
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[b]	400	400,325
China CITIC Bank International Ltd.
6.88%, 06/24/20[d]	205	229,319
China Construction Bank Asia Corp. Ltd.
4.25%, 08/20/24 (Call 08/20/19)[a,d]	200	203,639
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)[a,d]	200	199,949
CIT Group Inc.
3.88%, 02/19/19[b]	100	99,200
4.25%, 08/15/17	150	151,500
5.38%, 05/15/20[b]	13	13,455
5.50%, 02/15/19[c]	200	206,500
Citigroup Inc.
1.70%, 04/27/18[b]	200	198,541
1.75%, 05/01/18[b]	325	322,477
1.80%, 02/05/18	50	49,721
2.05%, 12/07/18	300	298,641
2.40%, 02/18/20	80	79,226
2.50%, 07/29/19	500	501,280
2.55%, 04/08/19	250	251,728
2.65%, 10/26/20	250	248,964

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	$250	$249,099
2.30%, 03/12/20	250	250,648
2.50%, 09/20/18	400	406,815
Cooperatieve Rabobank UA
3.38%, 01/19/17	525	536,275
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,382
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	100	100,196
Credit Agricole SA/London
2.50%, 04/15/19[c]	250	253,103
Credit Suisse AG/New York NY
5.40%, 01/14/20	150	165,184
6.00%, 02/15/18	570	613,133
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	100	99,479
3.13%, 12/10/20[c]	300	300,552
Deutsche Bank AG
3.13%, 01/13/21	250	249,333
Deutsche Bank AG/London
1.40%, 02/13/17	250	249,020
1.88%, 02/13/18	100	98,994
6.00%, 09/01/17[b]	200	212,292
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[c]	250	250,611
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	250,735
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	198,600
Export-Import Bank of India
2.75%, 04/01/20[d]	200	198,363
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	150,766
2.88%, 07/27/20 (Call 06/27/20)	100	101,416
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,698
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	201,786
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	200	200,848
2.55%, 10/23/19	350	349,954
2.60%, 04/23/20 (Call 03/23/20)	200	199,333
2.63%, 01/31/19	180	181,564
2.75%, 09/15/20 (Call 08/15/20)[b]	170	169,752
5.63%, 01/15/17	240	248,925
6.15%, 04/01/18	525	568,804
7.50%, 02/15/19	150	171,231
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[d]	100	101,008
HBOS PLC
6.75%, 05/21/18[c]	100	109,285
HSBC USA Inc.
1.63%, 01/16/18	300	299,082
1.70%, 03/05/18[b]	200	200,062
2.25%, 06/23/19	100	99,924
2.38%, 11/13/19	100	100,005
2.75%, 08/07/20	200	199,718

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	$100	$100,975
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	251,481
ICICI Bank Ltd./Dubai
4.80%, 05/22/19[d]	200	211,750
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	400	408,334
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	800	807,890
ING Bank NV
2.00%, 11/26/18[c]	200	199,905
2.45%, 03/16/20[c]	400	403,637
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,730
Itau Unibanco Holding SA/Cayman Island
2.85%, 05/26/18[d]	200	191,800
JPMorgan Chase & Co.
1.80%, 01/25/18	700	699,938
2.20%, 10/22/19	350	350,954
2.55%, 10/29/20 (Call 09/29/20)	200	199,522
2.75%, 06/23/20 (Call 05/23/20)[b]	250	251,485
6.13%, 06/27/17	50	52,890
6.30%, 04/23/19	450	506,070
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	267,223
KEB Hana Bank
2.50%, 06/12/19[d]	800	808,395
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	250	251,786
2.90%, 09/15/20[b]	75	75,538
KfW
0.88%, 11/16/17[d]	500	499,161
1.00%, 01/26/18[b]	1,010	1,010,558
1.00%, 06/11/18[b]	200	199,574
1.13%, 08/06/18	153	152,999
1.25%, 02/15/17	100	100,412
1.88%, 06/30/20	900	913,364
4.88%, 06/17/19	800	893,200
Series G
4.38%, 03/15/18	680	727,620
Korea Development Bank (The)
2.25%, 05/18/20	200	201,193
3.00%, 03/17/19	200	205,874
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.63%, 04/25/17[d]	350	353,266
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	119,968
1.63%, 08/18/20[d]	200	200,636
1.75%, 04/15/19	300	304,450
Lloyds Bank PLC
2.40%, 03/17/20	250	250,648
2.70%, 08/17/20	250	253,928
4.20%, 03/28/17	100	103,164
Macquarie Bank Ltd.
2.85%, 07/29/20[c]	250	254,106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Malayan Banking Bhd
3.25%, 09/20/22 (Call 09/20/17)[a,d]	$200	$200,631
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	251,598
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[c]	250	252,735
Mizuho Bank Ltd.
2.45%, 04/16/19[c]	400	404,493
2.70%, 10/20/20[b,c]	250	254,417
Morgan Stanley
2.13%, 04/25/18	200	200,086
2.38%, 07/23/19	750	749,298
2.45%, 02/01/19	215	215,785
2.65%, 01/27/20	400	400,550
2.80%, 06/16/20[b]	140	140,667
4.75%, 03/22/17	400	414,494
5.45%, 01/09/17	200	207,461
National Australia Bank Ltd./New York
2.63%, 07/23/20	350	355,061
National City Bank/Cleveland OH
5.80%, 06/07/17	250	262,981
National Savings Bank
8.88%, 09/18/18[d]	200	204,750
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[c]	200	200,116
1.88%, 03/13/19[c]	200	203,009
Nordea Bank AB
1.63%, 05/15/18[b,c]	200	199,414
2.50%, 09/17/20[c]	200	201,164
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]	300	299,816
1.50%, 10/21/20	200	198,977
PNC Funding Corp.
5.13%, 02/08/20[f]	400	441,794
6.70%, 06/10/19[f]	75	86,067
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	200,000
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,094
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,842
Royal Bank of Canada
1.20%, 01/23/17[b]	500	500,560
1.50%, 01/16/18[b]	150	149,900
2.00%, 12/10/18	400	401,831
2.35%, 10/30/20[b]	200	200,145
2.50%, 01/19/21	100	100,777
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	700	698,715
7.64%, 12/31/49 (Call 09/30/17)[a]	100	102,750
Royal Bank of Scotland NV
4.65%, 06/04/18	100	103,148
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[d]	200	202,016
Santander UK Group Holdings PLC
3.13%, 01/08/21	40	40,533
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[d]	200	202,246

Security	Principal (000s)	Value
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[c]	$500	$505,516
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,c]	100	101,000
Standard Chartered Bank
6.40%, 09/26/17[c]	100	106,373
Standard Chartered PLC
2.25%, 04/17/20[b,c]	200	197,889
3.05%, 01/15/21[c]	200	200,627
State Bank of India/London
3.62%, 04/17/19[d]	200	204,995
State Street Corp.
1.35%, 05/15/18	50	49,681
2.55%, 08/18/20[b]	70	71,318
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[b]	250	251,047
2.45%, 10/20/20	250	250,846
2.65%, 07/23/20	250	253,133
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,192
Svenska Handelsbanken AB
2.40%, 10/01/20[b]	500	502,559
Synovus Financial Corp.
7.88%, 02/15/19	27	29,498
Toronto-Dominion Bank (The)
1.63%, 03/13/18	400	400,333
1.75%, 07/23/18	205	205,076
2.13%, 07/02/19	150	150,897
2.63%, 09/10/18[b]	100	102,183
Turkiye Halk Bankasi AS
4.88%, 07/19/17[d]	200	203,508
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	198,032
Turkiye Vakiflar Bankasi TAO
6.88%, 02/03/25 (Call 02/03/20)[a,d]	200	192,262
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	50	50,308
1.95%, 11/15/18 (Call 10/15/18)	200	201,398
UBS AG/Stamford CT
1.38%, 06/01/17	500	497,965
1.80%, 03/26/18[b]	250	249,816
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)[a]	75	75,068
United Overseas Bank Ltd.
2.50%, 03/18/20[d]	200	204,596
3.75%, 09/19/24 (Call 09/19/19)[a,d]	400	410,964
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[d]	200	203,000
Wells Fargo & Co.
1.50%, 01/16/18	350	349,767
2.13%, 04/22/19[b]	200	201,254
2.15%, 01/15/19[b]	780	786,178
2.55%, 12/07/20[b]	90	90,271
Westpac Banking Corp.
1.50%, 12/01/17[b]	200	199,874
2.25%, 01/17/19[b]	50	50,497
2.60%, 11/23/20	500	505,796
Woori Bank
2.63%, 07/22/20[d]	200	202,245

		55,951,332

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
BEVERAGES — 0.62%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	$25	$24,825
1.90%, 02/01/19[b]	190	190,534
2.65%, 02/01/21 (Call 01/01/21)[b]	65	65,589
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[b]	400	400,232
5.38%, 01/15/20	50	55,454
7.75%, 01/15/19	300	347,358
Beverages & More Inc.
10.00%, 11/15/18 (Call 02/29/16)[c]	9	8,190
Coca-Cola Co. (The)
1.65%, 11/01/18[b]	200	203,055
1.88%, 10/27/20[b]	100	100,323
Constellation Brands Inc.
3.88%, 11/15/19[b]	50	51,500
7.25%, 09/01/16	50	51,500
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	51,500
Diageo Capital PLC
1.50%, 05/11/17	275	275,573
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	100,929
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 02/29/16)[c]	45	46,097
PepsiCo Inc.
1.25%, 08/13/17	300	300,616
1.85%, 04/30/20 (Call 03/30/20)[b]	50	50,093
2.15%, 10/14/20 (Call 09/14/20)	200	201,286
4.50%, 01/15/20	150	164,471
SABMiller PLC
6.50%, 07/15/18[c]	250	276,957
Suntory Holdings Ltd.
1.65%, 09/29/17[c]	200	199,396

		3,165,478

BIOTECHNOLOGY — 0.22%
Amgen Inc.
2.13%, 05/15/17	25	25,251
2.20%, 05/22/19 (Call 04/22/19)	200	201,723
5.70%, 02/01/19	100	110,959
Biogen Inc.
2.90%, 09/15/20	200	201,607
Celgene Corp.
2.13%, 08/15/18[b]	250	251,173
2.88%, 08/15/20	150	151,219
Gilead Sciences Inc.
1.85%, 09/04/18	100	100,824
2.55%, 09/01/20	75	76,127

		1,118,883

BUILDING MATERIALS — 0.10%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 02/29/16)	35	25,813
Boise Cascade Co.
6.38%, 11/01/20 (Call 02/29/16)	15	15,225
Cemex SAB de CV
5.37%, 10/15/18[a,d]	200	193,000

Security	Principal (000s)	Value
CRH America Inc.
8.13%, 07/15/18[b]	$100	$113,482
Masco Corp.
6.13%, 10/03/16	55	56,306
Norbord Inc.
5.38%, 12/01/20[c]	15	15,000
U.S. Concrete Inc.
8.50%, 12/01/18 (Call 02/29/16)	24	24,840
USG Corp.
9.75%, 01/15/18[b]	50	55,000

		498,666

CHEMICALS — 0.58%
Cornerstone Chemical Co.
9.38%, 03/15/18 (Call 02/29/16)[c]	40	35,600
Dow Chemical Co. (The)
5.70%, 05/15/18	100	107,223
8.55%, 05/15/19	150	175,501
Eastman Chemical Co.
2.40%, 06/01/17	75	75,456
2.70%, 01/15/20 (Call 12/15/19)	350	339,946
Ecolab Inc.
1.45%, 12/08/17	50	49,696
3.00%, 12/08/16	20	20,282
EI du Pont de Nemours & Co.
6.00%, 07/15/18[b]	100	109,073
Hexion Inc.
6.63%, 04/15/20 (Call 02/29/16)[b]	100	77,500
8.88%, 02/01/18 (Call 02/29/16)	50	34,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	50	44,375
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 02/29/16)[b,c]	200	199,750
Kissner Milling Co. Ltd.
7.25%, 06/01/19 (Call 06/01/16)[c]	18	15,930
Monsanto Co.
2.13%, 07/15/19[b]	100	99,017
OMNOVA Solutions Inc.
7.88%, 11/01/18 (Call 02/29/16)	25	24,750
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	111,633
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	350	345,317
PQ Corp.
8.75%, 11/01/18 (Call 02/29/16)[c]	50	46,500
Praxair Inc.
4.50%, 08/15/19	150	162,359
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 02/29/16)[b,c]	75	62,250
SABIC Capital II BV
2.63%, 10/03/18[d]	200	198,596
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[d]	200	202,646
Solvay Finance America LLC
3.40%, 12/03/20 (Call 11/03/20)[c]	400	400,255
Tronox Finance LLC
6.38%, 08/15/20 (Call 02/29/16)[b]	50	30,875

		2,968,530

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
COAL — 0.00%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 02/29/16)	$25	$10,375

		10,375

COMMERCIAL SERVICES — 0.29%
ADT Corp. (The)
2.25%, 07/15/17	50	49,625
5.25%, 03/15/20	50	52,500
APX Group Inc.
6.38%, 12/01/19 (Call 02/29/16)[b]	50	47,813
8.75%, 12/01/20 (Call 02/29/16)	50	40,125
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	91,311
BakerCorp International Inc.
8.25%, 06/01/19 (Call 02/29/16)	9	6,210
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[c]	75	51,562
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[c]	35	26,775
Deluxe Corp.
6.00%, 11/15/20 (Call 11/15/16)	20	20,700
DP World Ltd.
3.25%, 05/18/20[d]	200	194,334
DynCorp International Inc.
10.38%, 07/01/17 (Call 02/29/16)	50	36,875
ERAC USA Finance LLC
2.35%, 10/15/19[c]	100	99,218
6.38%, 10/15/17[c]	50	53,522
Hertz Corp. (The)
5.88%, 10/15/20 (Call 02/29/16)	50	49,225
6.75%, 04/15/19 (Call 02/29/16)	100	100,000
7.38%, 01/15/21 (Call 02/29/16)	50	50,625
iPayment Inc.
9.50%, 12/15/19 (Call 02/29/16)[c]	17	17,635
Laureate Education Inc.
9.25%, 09/01/19 (Call 02/29/16)[b,c]	50	27,375
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[b,c]	50	52,500
MasterCard Inc.
2.00%, 04/01/19[b]	75	75,752
McGraw Hill Financial Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,782
Modular Space Corp.
10.25%, 01/31/19 (Call 02/29/16)[c]	50	16,119
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	50	40,125
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	50	50,375
8.25%, 03/15/19	15	16,125
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 02/29/16)[c]	50	49,000
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 02/29/16)	15	15,319
7.63%, 10/01/18	25	27,985
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 02/29/16)[b,c]	50	27,000

Security	Principal (000s)	Value
Western Union Co. (The)
2.88%, 12/10/17	$50	$50,579

		1,472,091

COMPUTERS — 0.53%
Apple Inc.
1.00%, 05/03/18	25	24,875
1.05%, 05/05/17[b]	250	250,517
1.55%, 02/07/20[b]	200	198,275
2.00%, 05/06/20[b]	200	201,277
2.10%, 05/06/19[b]	50	50,914
Dell Inc.
5.88%, 06/15/19	50	51,250
EMC Corp./MA
1.88%, 06/01/18[b]	75	71,266
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	480	480,899
3.60%, 10/15/20 (Call 09/15/20)[b,c]	100	100,875
International Business Machines Corp.
1.25%, 02/08/18[b]	200	199,545
5.70%, 09/14/17[b]	800	856,957
NetApp Inc.
2.00%, 12/15/17	25	24,916
Seagate HDD Cayman
3.75%, 11/15/18[b]	200	198,750

		2,710,316

COSMETICS & PERSONAL CARE — 0.06%
Avon Products Inc.
5.75%, 03/01/18	25	22,250
6.50%, 03/01/19	25	20,125
Colgate-Palmolive Co.
1.30%, 01/15/17	65	65,256
1.75%, 03/15/19	25	25,364
Procter & Gamble Co. (The)
4.70%, 02/15/19	150	165,038

		298,033

DISTRIBUTION & WHOLESALE — 0.02%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	50	52,000
11.50%, 07/15/20 (Call 10/15/16)	50	55,125

		107,125

DIVERSIFIED FINANCIAL SERVICES — 1.90%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[b]	300	295,500
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	450	450,637
5.63%, 04/01/17	25	25,882
Aircastle Ltd.
6.25%, 12/01/19[b]	100	105,500
Ally Financial Inc.
2.75%, 01/30/17[b]	150	148,312
3.25%, 02/13/18	100	98,187
3.60%, 05/21/18	100	98,750
3.75%, 11/18/19[b]	150	146,437
4.13%, 03/30/20[b]	25	24,625
4.75%, 09/10/18	50	50,531
8.00%, 03/15/20[b]	50	56,000

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
American Express Co.
1.55%, 05/22/18	$200	$198,718
American Express Credit Corp.
1.13%, 06/05/17	50	49,728
1.55%, 09/22/17	350	350,255
1.88%, 11/05/18 (Call 10/05/18)	35	34,963
2.13%, 03/18/19	50	50,229
2.38%, 03/24/17[b]	75	75,885
2.38%, 05/26/20 (Call 04/25/20)	200	199,931
Series F
2.60%, 09/14/20 (Call 08/14/20)[b]	200	200,994
Ameriprise Financial Inc.
5.30%, 03/15/20	100	111,384
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	600	614,811
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[d]	200	149,000
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	184	197,649
BOC Aviation Pte Ltd.
3.00%, 03/30/20[d]	200	200,239
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.75%, 02/15/18 (Call 02/29/16)[c]	50	51,000
Charles Schwab Corp. (The)
4.45%, 07/22/20[b]	250	275,153
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[d]	200	197,605
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[c]	25	15,563
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	196,291
3.00%, 06/12/17[b]	200	201,773
GE Capital International Funding Co.
0.96%, 04/15/16[c]	—	22
2.34%, 11/15/20[b,c]	400	401,410
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	200	215,750
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)[b]	300	304,637
4.38%, 09/16/20	150	164,731
5.50%, 01/08/20	75	84,938
5.63%, 09/15/17[b]	50	53,556
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[d]	200	199,125
HSBC Finance Corp.
6.68%, 01/15/21	100	113,198
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	50	49,625
4.88%, 03/15/19 (Call 07/15/16)	150	138,000
6.00%, 08/01/20 (Call 02/01/17)[b]	100	93,865
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	50,609
2.75%, 12/01/20 (Call 11/01/20)	40	40,654
International Lease Finance Corp.
6.25%, 05/15/19[b]	100	104,750

Security	Principal (000s)	Value
8.25%, 12/15/20	$100	$114,000
8.75%, 03/15/17[b]	100	105,110
Jefferies Group LLC
5.13%, 04/13/18	300	310,965
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[c]	50	43,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.38%, 10/01/17 (Call 04/01/17)	25	24,938
LeasePlan Corp. NV
2.88%, 01/22/19[c]	200	198,898
Macquarie Group Ltd.
3.00%, 12/03/18[c]	200	202,237
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	240	239,606
2.15%, 02/01/19 (Call 01/01/19)	100	100,500
2.30%, 11/01/20 (Call 10/01/20)	100	100,079
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 02/29/16)[b]	50	48,250
7.88%, 10/01/20 (Call 10/01/16)	50	47,625
9.63%, 05/01/19 (Call 02/29/16)	35	36,356
Navient Corp.
4.88%, 06/17/19[b]	50	45,750
5.00%, 10/26/20[b]	100	86,500
5.50%, 01/15/19[b]	50	46,875
8.00%, 03/25/20	100	98,500
8.45%, 06/15/18[b]	150	155,250
Series A
5.00%, 06/15/18 (Call 06/15/16)	16	14,980
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	50	46,500
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[b]	25	22,063
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[c]	50	49,500
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)	50	43,437
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 02/29/16)[c]	25	25,750
Springleaf Finance Corp.
6.90%, 12/15/17	300	306,720
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	69,932
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 02/29/16)[b,c]	15	10,800
Visa Inc.
1.20%, 12/14/17	100	100,120
2.20%, 12/14/20 (Call 11/14/20)	65	65,462

		9,646,230
ELECTRIC — 1.56%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[c]	200	199,088
AES Corp./VA
8.00%, 06/01/20[b]	50	54,500

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	$100	$100,956
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	273,817
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	100,252
8.75%, 03/01/19	50	59,742
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	100,105
5.75%, 04/01/18	25	27,067
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[d]	100	89,225
CMS Energy Corp.
5.05%, 02/15/18	150	159,752
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[b]	100	100,780
5.80%, 03/15/18	100	108,639
Consumers Energy Co.
6.70%, 09/15/19	150	173,790
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[d]	200	201,236
Dominion Resources Inc./VA
1.25%, 03/15/17	50	49,870
1.90%, 06/15/18	100	99,585
Series A
1.40%, 09/15/17	200	198,760
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	18	18,360
6.75%, 10/01/19 (Call 09/01/19)	15	15,150
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,304
Duke Energy Corp.
1.63%, 08/15/17	90	90,129
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	125	120,625
E.ON International Finance BV
5.80%, 04/30/18[c]	100	107,419
EDP Finance BV
4.90%, 10/01/19[b,c]	100	102,690
Electricite de France SA
2.15%, 01/22/19[c]	200	200,715
6.50%, 01/26/19[c]	75	84,511
Enel Finance International NV
6.25%, 09/15/17[c]	700	747,513
Engie SA
1.63%, 10/10/17[c]	100	99,942
Entergy Texas Inc.
7.13%, 02/01/19	300	341,981
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	125	125,844
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	98,225
6.20%, 10/01/17	25	26,596
Florida Power & Light Co.
5.55%, 11/01/17	25	26,781
GenOn Energy Inc.
7.88%, 06/15/17[b]	50	40,000
9.50%, 10/15/18	50	35,000

Security	Principal (000s)	Value
Georgia Power Co.
1.95%, 12/01/18	$550	$553,317
Hydro-Quebec
1.38%, 06/19/17	100	100,621
Israel Electric Corp. Ltd.
9.38%, 01/28/20[d]	200	242,684
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	112,610
Majapahit Holding BV
7.75%, 01/20/20[d]	400	446,400
Nevada Power Co.
6.50%, 08/01/18	100	111,206
7.13%, 03/15/19[b]	30	34,411
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	100	99,811
NiSource Finance Corp.
6.40%, 03/15/18	10	10,891
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	30	30,341
NRG Energy Inc.
7.63%, 01/15/18[b]	50	50,500
8.25%, 09/01/20 (Call 02/29/16)	50	45,375
Pacific Gas & Electric Co.
8.25%, 10/15/18	100	116,688
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	25,200
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	74,693
Series A
6.70%, 03/30/67 (Call 03/30/17)[a]	100	76,500
Progress Energy Inc.
7.05%, 03/15/19	400	456,612
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	101,406
Southern Co. (The)
2.45%, 09/01/18	100	100,797
2.75%, 06/15/20 (Call 05/15/20)	150	149,918
Southwestern Public Service Co. Series G
8.75%, 12/01/18	150	178,014
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[d]	200	203,636
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[c]	50	38,250
6.50%, 05/01/18	50	46,313
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	45,491
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,982
Wisconsin Public Service Corp.
1.65%, 12/04/18	40	40,110

		7,945,726
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
GrafTech International Ltd.
6.38%, 11/15/20 (Call 11/15/16)	9	5,130
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 02/29/16)[b]	25	20,813

		25,943

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ELECTRONICS — 0.15%
Corning Inc.
1.50%, 05/08/18	$40	$39,353
Honeywell International Inc.
5.00%, 02/15/19	75	82,785
5.30%, 03/01/18	300	325,006
Jabil Circuit Inc.
8.25%, 03/15/18	25	27,195
Koninklijke Philips NV
5.75%, 03/11/18	20	21,463
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[c]	27	27,000
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[c]	200	197,000
Sanmina Corp.
4.38%, 06/01/19[b,c]	27	27,135

		746,937
ENERGY — ALTERNATE SOURCES — 0.04%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[c]	200	179,500

		179,500
ENGINEERING & CONSTRUCTION — 0.05%
Abengoa Finance SAU
8.88%, 11/01/17[c]	300	51,000
Aguila 3 SA
7.88%, 01/31/18 (Call 02/29/16)[c]	150	152,438
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[c]	50	42,875

		246,313
ENTERTAINMENT — 0.13%
DreamWorks Animation SKG Inc.
6.88%, 08/15/20 (Call 08/15/16)[c]	25	24,750
Gibson Brands Inc.
8.88%, 08/01/18 (Call 02/29/16)[c]	25	14,250
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	100	100,488
4.88%, 11/01/20 (Call 08/01/20)[b]	50	48,875
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[b,c]	50	49,250
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b,c]	200	198,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 02/29/16)[c]	42	40,110
Scientific Games Corp.
8.13%, 09/15/18 (Call 02/29/16)[b]	100	71,250
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 02/29/16)[c]	50	50,915
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 02/29/16)[c]	50	50,875

		648,763

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.04%
GFL Escrow Corp.
9.88%, 02/01/21 (Call 02/01/18)[c]	$50	$50,312
Republic Services Inc.
5.50%, 09/15/19	100	110,423
Tervita Corp.
8.00%, 11/15/18 (Call 02/29/16)[c]	50	29,500

		190,235
FOOD — 0.59%
Aramark Services Inc.
5.75%, 03/15/20 (Call 02/29/16)	15	15,563
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 02/29/16)[c]	76	72,200
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 02/29/16)[c]	25	25,250
ConAgra Foods Inc.
1.90%, 01/25/18	175	174,038
Diamond Foods Inc.
7.00%, 03/15/19 (Call 02/12/16)[c]	43	44,505
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 02/29/16)[c]	25	24,500
General Mills Inc.
2.20%, 10/21/19	225	226,015
5.70%, 02/15/17	25	26,162
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[d]	200	177,000
JM Smucker Co. (The)
2.50%, 03/15/20[b]	100	100,454
Kellogg Co.
3.25%, 05/21/18	50	51,532
Kraft Foods Group Inc.
2.25%, 06/05/17[b]	150	151,321
5.38%, 02/10/20	50	54,901
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b,c]	275	276,304
Kroger Co. (The)
2.20%, 01/15/17	220	222,011
2.30%, 01/15/19 (Call 12/15/18)	50	50,566
Marfrig Holdings Europe BV
8.38%, 05/09/18[d]	200	192,000
Mondelez International Inc.
6.13%, 02/01/18	200	216,364
Safeway Inc.
5.00%, 08/15/19	18	15,570
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 02/29/16)[b,c]	100	102,000
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	200	202,303
Tesco PLC
5.50%, 11/15/17[c]	100	104,184
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	100,583
U.S. Foods Inc.
8.50%, 06/30/19 (Call 02/29/16)[b]	50	49,750

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Unilever Capital Corp.
2.10%, 07/30/20	$100	$100,930
2.20%, 03/06/19	100	102,040
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 02/29/16)[c]	6	6,150
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[c]	100	102,999
Woolworths Ltd.
4.00%, 09/22/20[c]	25	25,543

		3,012,738
FOREST PRODUCTS & PAPER — 0.05%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[c]	100	99,977
International Paper Co.
7.95%, 06/15/18[b]	125	141,102
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	12	11,731
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[c]	25	15,812

		268,622
GAS — 0.06%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	70	71,075
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	42	43,418
Sempra Energy
2.30%, 04/01/17	25	25,191
2.40%, 03/15/20 (Call 02/15/20)	100	97,942
6.15%, 06/15/18	25	27,276
9.80%, 02/15/19	50	60,333

		325,235
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	97,470

		97,470
HEALTH CARE — PRODUCTS — 0.38%
Alere Inc.
7.25%, 07/01/18 (Call 02/29/16)[b]	50	51,688
Baxter International Inc.
1.85%, 01/15/17[b]	25	25,134
1.85%, 06/15/18	100	99,919
Becton Dickinson and Co.
1.80%, 12/15/17	350	351,383
Boston Scientific Corp.
2.65%, 10/01/18	50	50,599
2.85%, 05/15/20	100	100,668
CR Bard Inc.
1.38%, 01/15/18	50	49,608
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 02/16/16)[c]	50	41,250
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	50,638

Security	Principal (000s)	Value
Hanger Inc.
9.13%, 11/15/18 (Call 02/29/16)	$25	$22,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)[b]	50	48,500
12.50%, 11/01/19 (Call 02/29/16)	100	89,500
Life Technologies Corp.
6.00%, 03/01/20	50	56,166
Mallinckrodt International Finance SA
3.50%, 04/15/18	25	23,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	50	47,875
Medtronic Inc.
0.88%, 02/27/17	50	49,862
1.50%, 03/15/18[b]	300	301,034
2.50%, 03/15/20	200	204,068
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	50,143
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 02/29/16)	50	44,000
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18[b]	35	34,996
2.70%, 04/01/20 (Call 03/01/20)	150	150,383

		1,943,789
HEALTH CARE — SERVICES — 0.54%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	250	249,627
2.20%, 03/15/19 (Call 02/15/19)	50	50,333
Amsurg Corp.
5.63%, 11/30/20 (Call 02/29/16)	25	25,313
Anthem Inc.
2.25%, 08/15/19	100	99,921
2.30%, 07/15/18	50	50,436
Centene Corp.
5.75%, 06/01/17	50	51,687
Centene Escrow Corp.
5.63%, 02/15/21	45	45,788
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 02/29/16)	50	50,250
7.13%, 07/15/20 (Call 07/15/16)[b]	100	95,500
8.00%, 11/15/19 (Call 02/29/16)[b]	150	148,875
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[c]	50	50,594
6.50%, 09/15/18[b,c]	50	55,000
HCA Inc.
3.75%, 03/15/19	100	100,750
4.25%, 10/15/19	50	51,250
6.50%, 02/15/20[b]	100	110,250
8.00%, 10/01/18[b]	50	56,000
Humana Inc.
6.30%, 08/01/18	25	27,638
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 02/29/16)	50	46,875

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Kindred Healthcare Inc.
8.00%, 01/15/20	$50	$45,625
LifePoint Health Inc.
6.63%, 10/01/20 (Call 02/29/16)	50	51,687
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	99,163
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	200	203,539
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	50	47,125
5.50%, 03/01/19[b]	200	190,500
6.00%, 10/01/20	100	105,750
6.75%, 02/01/20	25	24,000
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,097
2.70%, 07/15/20[b]	450	462,326
6.00%, 02/15/18	25	27,206
Universal Health Services Inc.
3.75%, 08/01/19[c]	25	25,500
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	50	50,875

		2,749,480
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Alphabet Holding Co. Inc. 7.75% (8.50%, PIK), 11/01/17
7.75%, 11/01/17 (Call 02/29/16)[e]	25	24,437
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	101,408
HRG Group Inc.
7.88%, 07/15/19 (Call 02/29/16)	50	52,187
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	400	415,977
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[c]	200	223,874
Hutchison Whampoa International 11 Ltd.
3.50%, 01/13/17[c]	200	203,350
Hutchison Whampoa International 12 Ltd.
6.00%, 05/29/49 (Call 05/07/17)[a,c]	200	208,300
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	198,601
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[c]	37	35,335
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	205,276

		1,668,745
HOME BUILDERS — 0.14%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	44,000
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 02/29/16)[b,c]	50	45,250

Security	Principal (000s)	Value
CalAtlantic Group Inc.
6.63%, 05/01/20	$15	$16,163
8.38%, 05/15/18	50	55,125
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[b]	100	100,250
4.00%, 02/15/20[b]	25	25,313
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 02/29/16)[c]	50	40,125
9.13%, 11/15/20 (Call 02/29/16)[c]	15	9,900
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	100	96,000
9.10%, 09/15/17	26	27,820
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,250
4.50%, 11/15/19 (Call 08/15/19)[b]	25	25,687
6.95%, 06/01/18	25	26,687
Mattamy Group Corp.
6.50%, 11/15/20 (Call 02/29/16)[b,c]	50	45,500
Meritage Homes Corp.
7.15%, 04/15/20	25	26,062
Toll Brothers Finance Corp.
8.91%, 10/15/17[b]	50	55,000
TRI Pointe Holdings Inc./TRI Pointe Group Inc.
4.38%, 06/15/19[b]	33	32,010

		722,142
HOUSEHOLD PRODUCTS & WARES — 0.18%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	51,438
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	49,957
Jarden Corp.
7.50%, 05/01/17[b]	100	102,500
Kimberly-Clark Corp.
2.15%, 08/15/20	85	85,722
6.13%, 08/01/17	100	107,479
Prestige Brands Inc.
8.13%, 02/01/20 (Call 02/29/16)[b]	50	51,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 02/29/16)[b]	150	150,187
7.88%, 08/15/19 (Call 02/29/16)	200	207,500
9.00%, 04/15/19 (Call 02/29/16)	100	96,250

		902,908
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.15%, 10/15/18[b]	75	73,671

		73,671
INSURANCE — 0.97%
ACE INA Holdings Inc.
5.70%, 02/15/17	250	261,221
Aflac Inc.
2.40%, 03/16/20	100	101,046
2.65%, 02/15/17[b]	50	50,598

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$325	$321,548
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,263
5.40%, 05/15/18	200	218,265
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	75,396
1.90%, 01/31/17	450	453,764
CNA Financial Corp.
5.88%, 08/15/20	50	55,645
Genworth Holdings Inc.
6.15%, 11/15/66 (Call 11/15/16)[a]	25	6,625
6.52%, 05/22/18	50	40,875
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	52,156
5.50%, 03/30/20	100	110,607
6.00%, 01/15/19	100	110,292
Hub Holdings LLC/Hub Holdings Finance Inc. 8.13% (8.88%, PIK), 07/15/19
8.13%, 07/15/19 (Call 02/29/16)[c,e]	50	42,500
Jackson National Life Global Funding
2.60%, 12/09/20[c]	200	201,353
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	200,855
MassMutual Global Funding II
2.45%, 11/23/20[b,c]	250	253,259
MetLife Inc.
1.76%, 12/15/17	200	200,459
Metropolitan Life Global Funding I
1.30%, 04/10/17[c]	450	450,290
1.95%, 12/03/18[c]	150	150,370
2.50%, 12/03/20[b,c]	150	150,319
New York Life Global Funding
1.55%, 11/02/18[c]	150	149,576
2.15%, 06/18/19[c]	150	151,443
Pricoa Global Funding I
1.90%, 09/21/18[c]	150	150,114
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,342
Principal Life Global Funding II
2.63%, 11/19/20[c]	100	101,522
Prudential Financial Inc.
Series D
6.00%, 12/01/17	250	267,744
Radian Group Inc.
5.25%, 06/15/20	50	45,750
Reliance Standard Life Global Funding II
2.38%, 05/04/20[c]	100	98,291
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	54,600
Voya Financial Inc.
2.90%, 02/15/18	100	101,419

Security	Principal (000s)	Value
WR Berkley Corp.
7.38%, 09/15/19	$100	$116,804
XLIT Ltd.
2.30%, 12/15/18	25	24,907

		4,910,218
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	200	198,151
Amazon.com Inc.
1.20%, 11/29/17	100	99,721
2.60%, 12/05/19 (Call 11/05/19)[b]	100	101,860
Ancestry.com Inc.
11.00%, 12/15/20 (Call 12/15/16)	25	26,500
Baidu Inc.
3.00%, 06/30/20[b]	200	200,542
eBay Inc.
1.35%, 07/15/17	125	124,401
2.20%, 08/01/19 (Call 07/01/19)	175	173,407
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 02/29/16)[b]	50	50,563
j2 Global Inc.
8.00%, 08/01/20 (Call 08/01/16)	25	26,250
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	400	409,094
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	50	53,750

		1,464,239
IRON & STEEL — 0.33%
AK Steel Corp.
7.63%, 05/15/20 (Call 02/29/16)	50	19,000
8.75%, 12/01/18 (Call 02/29/16)	25	21,313
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	31,500
ArcelorMittal
5.13%, 06/01/20[b]	25	20,125
6.13%, 06/01/18	250	227,500
10.85%, 06/01/19	50	46,500
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (Call 03/03/16)[c]	50	48,000
CITIC Ltd.
8.63%, 05/29/49 (Call 11/22/18)[a,d]	200	224,213
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[c]	75	54,000
Commercial Metals Co.
7.35%, 08/15/18	50	51,000
CSN Islands XI Corp.
6.88%, 09/21/19[d]	100	51,750
Evraz Group SA
6.50%, 04/22/20[d]	200	183,750
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[c]	25	22,050
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 02/29/16)	50	37,750

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Metalloinvest Finance Ltd.
5.63%, 04/17/20[d]	$200	$187,040
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[d]	200	200,300
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	50	50,000
U.S. Steel Corp.
7.00%, 02/01/18	100	63,000
Vale Overseas Ltd.
6.25%, 01/23/17	125	124,844

		1,663,635
LEISURE TIME — 0.01%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[c]	25	24,313
5.25%, 11/15/19 (Call 11/15/16)[b,c]	50	50,250

		74,563
LODGING — 0.07%
Boyd Gaming Corp.
9.00%, 07/01/20 (Call 07/01/16)	25	26,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[b]	50	46,500
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[b]	80	80,340
MGM Resorts International
6.75%, 10/01/20	50	52,000
7.63%, 01/15/17	25	25,938
8.63%, 02/01/19[b]	100	111,000
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	24,982

		367,135
MACHINERY — 0.43%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/29/16)[b,c]	50	39,250
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,085
Caterpillar Financial Services Corp.
2.10%, 06/09/19	150	150,857
2.50%, 11/13/20[b]	250	252,096
7.15%, 02/15/19	200	229,752
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 02/29/16)[c]	15	14,100
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	100	92,000
3.63%, 04/15/18	100	97,000
3.88%, 07/16/18[b]	100	97,000
John Deere Capital Corp.
1.13%, 06/12/17	200	199,974
1.30%, 03/12/18	100	99,472
1.95%, 12/13/18	175	175,951

Security	Principal (000s)	Value
2.05%, 03/10/20	$100	$99,595
2.38%, 07/14/20[b]	55	55,258
5.75%, 09/10/18	25	27,448
Series 0014
2.45%, 09/11/20	100	101,250
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 02/29/16)[b]	50	52,275
Roper Technologies Inc.
2.05%, 10/01/18	300	298,725
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[c]	50	45,500
Terex Corp.
6.50%, 04/01/20 (Call 04/01/16)	15	14,325
Xerium Technologies Inc.
8.88%, 06/15/18 (Call 02/29/16)	12	11,655

		2,168,568
MANUFACTURING — 0.28%
3M Co.
1.00%, 06/26/17	100	100,160
2.00%, 08/07/20[b]	100	101,240
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	70	71,209
Bombardier Inc.
4.75%, 04/15/19[c]	50	39,500
5.50%, 09/15/18[c]	55	48,813
7.75%, 03/15/20[b,c]	50	39,500
Eaton Corp.
1.50%, 11/02/17	125	124,388
General Electric Co.
5.25%, 12/06/17	325	348,137
Illinois Tool Works Inc.
0.90%, 02/25/17	50	49,876
Koppers Inc.
7.88%, 12/01/19 (Call 02/29/16)	15	14,850
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)	25	20,563
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	101,008
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[c]	250	249,798
SPX FLOW Inc.
6.88%, 09/01/17[b]	50	52,813
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,146

		1,422,001
MEDIA — 1.08%
21st Century Fox America Inc.
6.90%, 03/01/19	200	227,400
American Media Inc.
11.50%, 12/15/17 (Call 02/29/16)	25	24,500

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Cablevision Systems Corp.
7.75%, 04/15/18[b]	$75	$75,937
8.00%, 04/15/20[b]	50	47,250
8.63%, 09/15/17[b]	50	51,875
CBS Corp.
1.95%, 07/01/17[b]	100	100,090
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 02/29/16)	43	43,914
7.38%, 06/01/20 (Call 02/29/16)	52	54,080
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	285	285,643
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 02/29/16)[c]	100	96,625
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 02/29/16)[b]	125	103,125
Comcast Corp.
5.70%, 05/15/18[b]	450	491,990
5.70%, 07/01/19	50	56,250
6.30%, 11/15/17[b]	50	54,234
Cox Communications Inc.
9.38%, 01/15/19[c]	50	58,665
CSC Holdings LLC
7.63%, 07/15/18	100	105,500
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 02/29/16)	25	9,656
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,507
5.20%, 03/15/20	100	109,143
5.88%, 10/01/19	100	110,924
Discovery Communications LLC
5.05%, 06/01/20[b]	100	106,039
DISH DBS Corp.
4.25%, 04/01/18[b]	100	100,125
5.13%, 05/01/20	50	49,625
7.88%, 09/01/19	100	108,500
Graham Holdings Co.
7.25%, 02/01/19	50	53,939
Gray Television Inc.
7.50%, 10/01/20 (Call 02/29/16)	50	51,563
Historic TW Inc.
6.88%, 06/15/18	25	27,745
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/29/16)[b]	100	68,625
10.00%, 01/15/18 (Call 07/15/16)	50	20,625
Myriad International Holdings BV
6.00%, 07/18/20[d]	200	211,896
NBCUniversal Media LLC
5.15%, 04/30/20	100	112,400
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 02/29/16)[b]	50	50,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	100	101,438

Security	Principal (000s)	Value
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[b,c]	$200	$198,500
Radio One Inc.
9.25%, 02/15/20 (Call 02/15/17)[c]	50	39,500
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[b,c]	50	50,750
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 02/29/16)[b]	25	25,500
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	25	26,188
Thomson Reuters Corp.
1.65%, 09/29/17	350	349,231
Time Warner Cable Inc.
5.00%, 02/01/20	100	106,193
5.85%, 05/01/17	50	52,183
8.25%, 04/01/19	200	229,372
8.75%, 02/14/19	50	57,852
Time Warner Inc.
2.10%, 06/01/19	300	296,910
4.88%, 03/15/20	100	108,292
TV Azteca SAB de CV
7.63%, 09/18/20 (Call 09/18/17)[d]	280	177,772
Viacom Inc.
2.50%, 09/01/18	50	49,586
2.75%, 12/15/19 (Call 11/15/19)	25	24,527
Walt Disney Co. (The)
1.10%, 12/01/17[b]	75	75,048
1.13%, 02/15/17	100	100,248
2.15%, 09/17/20[b]	250	254,051
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)[b]	50	47,125

		5,488,781
METAL FABRICATE & HARDWARE — 0.07%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 02/29/16)[b,c]	50	37,250
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	100	100,475
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[d]	200	184,500
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[c]	40	33,500

		355,725
MINING — 0.51%
Alcoa Inc.
5.72%, 02/23/19[b]	100	99,750
6.15%, 08/15/20[b]	50	48,500
6.75%, 07/15/18	40	41,520
Aleris International Inc.
7.63%, 02/15/18 (Call 02/29/16)[b]	42	36,540
Anglo American Capital PLC
3.63%, 05/14/20[b,c]	200	131,875

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b,c]	$25	$19,250
Barrick Gold Corp.
6.95%, 04/01/19	150	155,289
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	250	248,927
6.50%, 04/01/19	75	81,748
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[c]	100	99,894
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[c]	50	41,875
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[c]	50	22,813
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 03/03/16)[b,c]	51	41,310
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	31,250
Glencore Finance Canada Ltd.
2.70%, 10/25/17[c]	250	224,362
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	50	30,750
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[c]	50	31,687
Kaiser Aluminum Corp.
8.25%, 06/01/20 (Call 06/01/16)	50	52,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[c]	50	42,500
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[d]	200	200,082
New Gold Inc.
7.00%, 04/15/20 (Call 04/15/16)[c]	50	41,750
Novelis Inc.
8.38%, 12/15/17 (Call 02/29/16)[b]	50	48,000
8.75%, 12/15/20 (Call 02/29/16)[b]	100	90,890
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	425	413,758
2.25%, 12/14/18 (Call 11/14/18)	100	96,390
Teck Resources Ltd.
2.50%, 02/01/18	25	20,531
3.00%, 03/01/19	25	15,750
3.15%, 01/15/17	50	47,000
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 02/29/16)	25	3,750
9.75%, 12/01/17 (Call 02/29/16)	25	18,438
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	123,260

		2,601,439
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
5.75%, 09/15/17	200	210,642
Xerox Corp.
2.75%, 03/15/19[b]	50	48,649
2.95%, 03/15/17	20	20,102
3.50%, 08/20/20	100	96,588
5.63%, 12/15/19	50	52,477

		428,458

Security	Principal (000s)	Value
OIL & GAS — 2.39%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.00%, 06/15/20 (Call 06/15/17)[c]	$25	$19,000
Anadarko Petroleum Corp.
6.38%, 09/15/17	100	99,991
8.70%, 03/15/19	50	52,251
Antero Resources Corp.
6.00%, 12/01/20 (Call 02/29/16)	50	43,750
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/29/16)	25	8,875
BP Capital Markets PLC
1.38%, 11/06/17[b]	350	346,317
1.38%, 05/10/18	25	24,580
1.85%, 05/05/17[b]	75	75,243
2.24%, 05/10/19[b]	200	198,209
2.32%, 02/13/20[b]	250	246,030
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	50	10,125
Canadian Natural Resources Ltd.
1.75%, 01/15/18	250	224,944
5.70%, 05/15/17	20	19,855
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[c]	50	42,250
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)	50	38,875
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[c]	82	35,055
Chevron Corp.
1.34%, 11/09/17[b]	50	49,790
1.37%, 03/02/18[b]	125	123,930
1.72%, 06/24/18 (Call 05/24/18)	100	99,727
1.96%, 03/03/20 (Call 02/03/20)	100	98,555
2.19%, 11/15/19 (Call 10/15/19)	250	250,174
2.42%, 11/17/20 (Call 10/17/20)	100	99,485
4.95%, 03/03/19	100	108,407
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.70%, 05/01/18[c]	100	98,281
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	95,000
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 02/29/16)	50	26,500
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,901
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	198,914
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[c]	60	23,250
ConocoPhillips
5.75%, 02/01/19	100	104,404
6.00%, 01/15/20[b]	25	26,313
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	239,934
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	200	171,940
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[b]	100	88,500

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Ecopetrol SA
7.63%, 07/23/19[b]	$200	$207,250
Energy XXI Gulf Coast Inc.
7.75%, 06/15/19 (Call 02/29/16)	25	1,375
9.25%, 12/15/17 (Call 02/29/16)	50	5,375
11.00%, 03/15/20 (Call 09/15/17)[c]	50	12,000
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	97,923
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	100	42,500
EQT Corp.
8.13%, 06/01/19	50	52,510
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 02/29/16)[b]	100	33,000
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,985
1.91%, 03/06/20 (Call 02/06/20)[b]	250	249,788
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[d]	200	221,604
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)	50	44,000
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b,c]	50	31,500
Hess Corp.
1.30%, 06/15/17	50	47,737
8.13%, 02/15/19[b]	50	51,386
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	106,650
KazMunayGas National Co. JSC
7.00%, 05/05/20[d]	100	100,750
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	203,394
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20 (Call 02/29/16)	50	7,500
12.00%, 12/15/20 (Call 12/15/18)[c]	87	30,885
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	195,750
7.25%, 11/05/19[d]	100	106,916
Marathon Oil Corp.
5.90%, 03/15/18[b]	150	135,000
6.00%, 10/01/17	50	45,750
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	100	96,576
Midstates Petroleum Co Inc.
10.00%, 06/01/20 (Call 06/01/17)[b]	25	7,375
Nabors Industries Inc.
6.15%, 02/15/18	25	23,500
Noble Energy Inc.
8.25%, 03/01/19	100	103,506
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	25	14,000
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/29/16)	25	15,562

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$100	$98,152
1.75%, 02/15/17	70	69,939
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[c]	150	63,000
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	15	10,462
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/29/16)	50	51,250
Petrobras Global Finance BV
2.76%, 01/15/19[a]	75	55,125
2.89%, 03/17/17[a]	200	186,000
3.00%, 01/15/19	150	114,000
3.25%, 03/17/17	100	94,000
3.41%, 03/17/20[a]	50	34,750
3.50%, 02/06/17	40	38,000
4.88%, 03/17/20	50	37,687
5.75%, 01/20/20	75	58,946
5.88%, 03/01/18	50	43,601
7.88%, 03/15/19	100	85,840
8.38%, 12/10/18[b]	100	93,750
Petroleos de Venezuela SA
5.25%, 04/12/17[d]	150	58,500
8.50%, 11/02/17[d]	233	96,227
Petroleos Mexicanos
3.50%, 07/18/18	150	146,695
5.75%, 03/01/18	25	25,667
8.00%, 05/03/19	400	433,059
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[c]	170	171,700
Petronas Capital Ltd.
5.25%, 08/12/19[b,c]	100	108,798
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[d]	200	198,544
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 02/29/16)	50	28,500
Phillips 66
2.95%, 05/01/17	270	273,868
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	52,509
Precision Drilling Corp.
6.63%, 11/15/20 (Call 02/29/16)	50	34,500
Pride International Inc.
8.50%, 06/15/19	50	39,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[c]	250	282,942
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	50	46,330
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[c]	50	9,438
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[c]	50	44,562
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 02/29/16)	25	5,188

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Shell International Finance BV
1.13%, 08/21/17	$75	$74,244
2.00%, 11/15/18	525	522,386
2.25%, 11/10/20	150	147,433
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,922
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	198,705
Southwestern Energy Co.
3.30%, 01/23/18	300	234,000
4.05%, 01/23/20 (Call 12/23/19)	100	67,500
Statoil ASA
2.25%, 11/08/19	200	198,757
3.13%, 08/17/17	182	186,120
5.25%, 04/15/19	100	108,988
Suncor Energy Inc.
6.10%, 06/01/18	125	130,120
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b,c]	50	46,875
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	33	33,660
Total Capital International SA
1.55%, 06/28/17	250	250,053
2.10%, 06/19/19[b]	200	198,876
Transocean Inc.
6.00%, 03/15/18[b]	175	138,687
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 02/29/16)[c]	50	7,060
Valero Energy Corp.
6.13%, 02/01/20	50	54,502
9.38%, 03/15/19[b]	50	58,657
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	25	3,938
W&T Offshore Inc.
8.50%, 06/15/19 (Call 02/29/16)	25	6,625
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[b]	50	32,469
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	50	31,405
YPF SA
8.88%, 12/19/18[d]	50	51,000

		12,150,663
OIL & GAS SERVICES — 0.17%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 02/29/16)	100	26,600
Cameron International Corp.
6.38%, 07/15/18	50	53,800
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	98,355
2.70%, 11/15/20 (Call 10/15/20)[b]	100	97,431
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	20,188

Security	Principal (000s)	Value
Schlumberger Holdings Corp.
1.90%, 12/21/17[c]	$100	$99,651
2.35%, 12/21/18[c]	200	197,338
3.00%, 12/21/20 (Call 11/21/20)[c]	70	68,468
SEACOR Holdings Inc.
7.38%, 10/01/19	21	18,690
Weatherford International LLC
6.35%, 06/15/17	125	110,000
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	25	17,813
9.63%, 03/01/19	50	39,250

		847,584
PACKAGING & CONTAINERS — 0.10%
AEP Industries Inc.
8.25%, 04/15/19 (Call 02/29/16)	25	25,219
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 02/29/16)[b,c]	200	193,500
Ball Corp.
4.38%, 12/15/20[b]	75	77,695
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[c]	100	96,500
Greif Inc.
7.75%, 08/01/19	33	36,713
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[c]	30	27,600
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[c]	50	55,125

		512,352
PHARMACEUTICALS — 1.10%
Abbott Laboratories
2.00%, 03/15/20	90	90,592
AbbVie Inc.
1.75%, 11/06/17	75	75,097
2.00%, 11/06/18	150	150,060
2.50%, 05/14/20 (Call 04/14/20)	270	269,849
Actavis Funding SCS
2.35%, 03/12/18[b]	100	100,648
3.00%, 03/12/20 (Call 02/12/20)[b]	315	319,870
Actavis Inc.
1.88%, 10/01/17	275	274,955
AstraZeneca PLC
5.90%, 09/15/17[b]	600	643,301
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	65	64,977
Bayer U.S. Finance LLC
2.38%, 10/08/19[b,c]	200	202,761
Capsugel SA 7.00% (7.75%, PIK), 05/15/19
7.00%, 05/15/19 (Call 02/16/16)[c,e]	50	48,875

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Cardinal Health Inc.
1.70%, 03/15/18	$25	$24,982
1.95%, 06/15/18	35	34,932
Eli Lilly & Co.
1.95%, 03/15/19	25	25,401
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[c]	100	98,542
Express Scripts Holding Co.
2.25%, 06/15/19	200	199,848
2.65%, 02/15/17[b]	25	25,260
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[c]	100	105,468
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	201,044
JLL/Delta Dutch Pledgeco BV 8.75% (9.50%, PIK), 05/01/20
8.75%, 05/01/20 (Call 05/01/16)[c,e]	50	44,250
Johnson & Johnson
1.13%, 11/21/17	100	100,429
1.65%, 12/05/18	150	151,946
McKesson Corp.
1.29%, 03/10/17	50	50,004
1.40%, 03/15/18	200	198,611
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,423
4.90%, 11/01/19	50	54,132
Merck & Co. Inc.
1.10%, 01/31/18[b]	50	49,976
1.30%, 05/18/18	175	175,179
1.85%, 02/10/20[b]	100	100,840
Mylan NV
3.00%, 12/15/18[c]	100	100,533
NBTY Inc.
9.00%, 10/01/18 (Call 02/29/16)[b]	100	102,440
Novartis Securities Investment Ltd.
5.13%, 02/10/19	200	220,592
Pfizer Inc.
0.90%, 01/15/17	400	399,869
1.10%, 05/15/17	50	50,010
2.10%, 05/15/19[b]	50	50,760
6.20%, 03/15/19	100	113,549
Valeant Pharmaceuticals International
7.00%, 10/01/20 (Call 02/29/16)[c]	50	49,250
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[c]	100	94,313
6.38%, 10/15/20 (Call 10/15/16)[c]	100	96,000
6.75%, 08/15/18 (Call 02/29/16)[c]	100	99,563
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	280	283,842

		5,572,973
PIPELINES — 0.64%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	22,553
Columbia Pipeline Group Inc.
2.45%, 06/01/18[c]	200	190,946

Security	Principal (000s)	Value
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	$50	$31,688
DCP Midstream LLC
5.35%, 03/15/20[c]	50	40,874
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	150	120,389
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	77,500
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)[b]	100	93,986
5.20%, 03/15/20	50	48,495
Energy Transfer Equity LP
7.50%, 10/15/20[b]	100	88,000
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)[b]	200	176,430
6.70%, 07/01/18	100	99,982
9.70%, 03/15/19	100	104,506
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	96,476
6.50%, 01/31/19	100	107,660
Series L
6.30%, 09/15/17	25	26,180
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 03/01/20 (Call 03/01/16)	15	14,250
Kinder Morgan Energy Partners LP
5.30%, 09/15/20[b]	25	24,249
5.95%, 02/15/18	200	202,689
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[c]	50	50,771
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	200	182,982
NGPL PipeCo LLC
7.12%, 12/15/17[c]	50	47,000
9.63%, 06/01/19 (Call 02/29/16)[b,c]	50	46,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	50	40,000
NuStar Logistics LP
4.80%, 09/01/20	50	42,500
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	23,392
3.20%, 09/15/18 (Call 08/15/18)	50	45,802
8.63%, 03/01/19[b]	50	53,131
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	91,956
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	44,250
6.13%, 01/15/17	100	100,539
Rockies Express Pipeline LLC
5.63%, 04/15/20[b,c]	50	44,750
6.85%, 07/15/18[b,c]	50	48,500

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	$50	$50,707
Spectra Energy Capital LLC
6.20%, 04/15/18	100	104,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/18 (Call 10/15/17)	50	46,688
6.63%, 10/01/20 (Call 10/01/16)[c]	15	13,013
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b,c]	50	46,438
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	98,380
3.13%, 01/15/19	150	150,556
7.13%, 01/15/19	100	110,765
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	25	20,771
Williams Partners LP
5.25%, 03/15/20	150	123,000
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	75	75,000

		3,268,498
REAL ESTATE — 0.48%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	202,718
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[d]	200	207,201
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	208,103
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[d]	200	207,818
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 02/29/16)[c]	50	50,000
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	200	197,500
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[d]	200	203,104
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[c]	50	50,750
Regency Centers LP
5.88%, 06/15/17	75	79,034
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b,c]	100	99,945
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[d]	225	230,969
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	300	308,442
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)[a,d]	200	202,956
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[d]	200	204,787

		2,453,327

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.49%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	$85	$85,565
3.40%, 02/15/19	150	153,381
BioMed Realty LP
2.63%, 05/01/19 (Call 02/11/16)	50	48,495
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,055
Corrections Corp. of America
4.13%, 04/01/20 (Call 01/01/20)	50	49,750
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[b,c]	250	252,822
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,129
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[b]	100	99,705
3.75%, 02/01/19 (Call 11/01/18)	50	51,959
6.00%, 01/30/17	50	52,099
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[c]	100	106,500
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	75	70,687
4.88%, 07/01/18 (Call 07/01/16)	12	11,460
5.00%, 07/01/19 (Call 07/01/16)	50	47,000
Kimco Realty Corp.
5.70%, 05/01/17	50	52,440
Mack-Cali Realty LP
7.75%, 08/15/19	150	166,437
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	101,643
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,030
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,123
3.60%, 02/01/20 (Call 01/01/20)[b]	160	162,439
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,556
2.20%, 02/01/19 (Call 11/01/18)	150	151,834
2.50%, 07/15/21 (Call 04/15/21)	50	50,407
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	49,965
Vereit Operating Partnership LP
2.00%, 02/06/17	50	49,350
3.00%, 02/06/19 (Call 01/06/19)	50	47,375
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	104,765

		2,470,971
RETAIL — 0.75%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[b]	50	49,500
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,830
AutoZone Inc.
1.30%, 01/13/17[b]	125	125,077
Best Buy Co. Inc.
5.00%, 08/01/18	100	102,208

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 02/29/16)[c]	$50	$29,875
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,042
1.70%, 12/15/19	350	350,349
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	100,844
2.80%, 07/20/20 (Call 06/20/20)	450	456,826
5.75%, 06/01/17	9	9,511
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[b,c]	50	52,500
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[b,c]	25	21,062
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[b]	50	51,196
JC Penney Corp. Inc.
8.13%, 10/01/19[b]	100	91,800
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 02/29/16)[c]	25	20,125
L Brands Inc.
6.90%, 07/15/17	100	106,500
Landry’s Inc.
9.38%, 05/01/20 (Call 02/29/16)[b,c]	100	105,625
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[b]	25	25,136
4.63%, 04/15/20 (Call 10/15/19)	100	109,203
McDonald’s Corp.
2.10%, 12/07/18[b]	100	100,872
2.20%, 05/26/20 (Call 04/26/20)[b]	100	99,657
5.35%, 03/01/18	50	53,682
Nordstrom Inc.
4.75%, 05/01/20[b]	100	108,538
Office Depot Inc.
9.75%, 03/15/19 (Call 03/15/16)[c]	25	26,250
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 02/25/16)[c]	10	10,280
Petco Holdings Inc. 8.50% (9.25%, PIK), 10/15/17
8.50%, 10/15/17 (Call 02/25/16)[c,e]	100	101,880
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 06/30/16)[c]	15	11,700
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)[b]	50	52,687
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 05/15/16)	25	24,250
Sears Holdings Corp.
6.63%, 10/15/18	25	22,625
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)[b]	75	76,246
Target Corp.
2.30%, 06/26/19[b]	100	102,332
5.38%, 05/01/17	100	105,530
TJX Companies Inc. (The)
6.95%, 04/15/19	100	114,877

Security	Principal (000s)	Value
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/29/16)[b]	$25	$21,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 02/29/16)	50	46,275
Wal-Mart Stores Inc.
1.13%, 04/11/18	250	249,678
1.95%, 12/15/18	125	126,983
5.80%, 02/15/18[b]	250	273,175
Walgreen Co.
5.25%, 01/15/19	12	12,926
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[b]	100	99,736
Yum! Brands Inc.
6.25%, 03/15/18	100	105,125

		3,823,763
SAVINGS & LOANS — 0.07%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	325	332,133

		332,133
SEMICONDUCTORS — 0.31%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	68,250
Altera Corp.
2.50%, 11/15/18	100	101,527
Intel Corp.
1.35%, 12/15/17	220	220,875
2.45%, 07/29/20	100	102,127
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,263
NXP BV/NXP Funding LLC
3.75%, 06/01/18[c]	400	402,600
QUALCOMM Inc.
2.25%, 05/20/20	200	200,541
Texas Instruments Inc.
1.65%, 08/03/19	450	448,125

		1,593,308
SOFTWARE — 0.34%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 08/15/16)[c]	25	25,625
BMC Software Inc.
7.25%, 06/01/18	50	40,500
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	152,501
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[c]	50	50,375
Interface Security Systems Holdings Inc./Interface Security Systems LLC
9.25%, 01/15/18 (Call 02/29/16)	25	23,438
Microsoft Corp.
1.30%, 11/03/18[b]	150	150,468
1.63%, 12/06/18[b]	100	101,229
1.85%, 02/12/20 (Call 01/12/20)[b]	100	100,825
2.00%, 11/03/20 (Call 10/03/20)[b]	200	202,022
3.00%, 10/01/20	25	26,413

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[c]	$50	$50,000
Oracle Corp.
1.20%, 10/15/17	75	75,209
2.25%, 10/08/19[b]	450	458,428
5.00%, 07/08/19[b]	125	138,696
5.75%, 04/15/18	100	109,448

		1,705,177
STORAGE & WAREHOUSING — 0.03%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 02/29/16)[c]	200	156,000

		156,000
TELECOMMUNICATIONS — 1.55%
Altice Finco SA
9.88%, 12/15/20 (Call 12/15/16)[c]	200	214,000
America Movil SAB de CV
5.00%, 03/30/20	100	109,562
AT&T Inc.
1.60%, 02/15/17	90	90,246
1.70%, 06/01/17[b]	59	59,128
2.30%, 03/11/19	425	426,354
5.50%, 02/01/18	325	346,964
Avaya Inc.
7.00%, 04/01/19 (Call 02/29/16)[c]	50	33,250
9.00%, 04/01/19 (Call 02/29/16)[c]	25	16,938
Axtel SAB de CV CPO
9.00%, 01/31/20 (Call 02/19/16)[d,g]	250	267,287
British Telecommunications PLC
2.35%, 02/14/19[b]	200	201,797
CenturyLink Inc.
6.00%, 04/01/17	50	51,500
6.15%, 09/15/19	50	50,750
Series V
5.63%, 04/01/20[b]	50	49,062
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 02/29/16)	50	50,875
Cisco Systems Inc.
1.10%, 03/03/17[b]	350	351,005
2.45%, 06/15/20[b]	200	204,479
4.45%, 01/15/20[b]	125	137,173
4.95%, 02/15/19	100	109,919
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49[a]	100	82,270
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b,c]	50	50,875
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	112,603
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	400	323,550
EarthLink Holdings Corp.
8.88%, 05/15/19 (Call 02/29/16)	25	25,125
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 02/29/16)[c]	25	24,125
Frontier Communications Corp.
7.13%, 03/15/19[b]	25	24,810
8.13%, 10/01/18	50	51,062
8.25%, 04/15/17	50	52,375
8.50%, 04/15/20	100	99,125

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$25	$24,829
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[c]	25	21,250
Hughes Satellite Systems Corp.
6.50%, 06/15/19	90	98,550
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 02/29/16)[b]	100	90,750
7.25%, 10/15/20 (Call 02/29/16)[b]	100	86,000
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	50	52,375
7.00%, 06/01/20 (Call 06/01/16)[b]	50	52,500
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[d]	100	110,725
Nokia OYJ
5.38%, 05/15/19	45	47,363
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[d]	200	201,211
Orange SA
2.75%, 02/06/19	25	25,455
5.38%, 07/08/19	50	55,325
Rogers Communications Inc.
6.80%, 08/15/18	50	55,735
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	50	52,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	50	51,875
SoftBank Group Corp.
4.50%, 04/15/20[b,c]	200	199,124
Sprint Capital Corp.
6.90%, 05/01/19	75	60,000
Sprint Communications Inc.
7.00%, 03/01/20[c]	100	96,000
7.00%, 08/15/20	100	73,500
8.38%, 08/15/17	100	96,750
9.00%, 11/15/18[c]	150	153,000
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 02/29/16)	25	9,500
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 02/09/16)	100	102,000
6.46%, 04/28/19 (Call 02/09/16)	50	51,562
Telecom Italia Capital SA
7.00%, 06/04/18[b]	50	53,750
7.18%, 06/18/19	50	55,375
Telefonica Emisiones SAU
6.22%, 07/03/17	175	185,343
Telemar Norte Leste SA
5.50%, 10/23/20[d]	100	53,500
Verizon Communications Inc.
1.35%, 06/09/17	400	399,278
2.63%, 02/21/20	325	327,388
3.65%, 09/14/18[b]	125	130,809
4.50%, 09/15/20[b]	50	54,103
6.35%, 04/01/19[b]	100	112,875
ViaSat Inc.
6.88%, 06/15/20 (Call 06/15/16)	50	52,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	211,750

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Vodafone Group PLC
1.25%, 09/26/17	$95	$94,253
1.50%, 02/19/18	263	260,190
4.63%, 07/15/18[b]	100	105,680
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b,c]	200	196,500
Windstream Services LLC
7.88%, 11/01/17	100	104,500

		7,881,507
TEXTILES — 0.01%
INVISTA Finance LLC
4.25%, 10/15/19[c]	50	48,375

		48,375
TRANSPORTATION — 0.34%
AP Moeller – Maersk A/S
2.88%, 09/28/20[b,c]	200	200,144
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	108,111
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,483
CSX Corp.
6.25%, 03/15/18	100	109,147
FedEx Corp.
2.30%, 02/01/20	100	101,019
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[c]	75	68,625
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
8.13%, 02/15/19 (Call 03/03/16)	25	7,500
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[c]	200	203,203
Norfolk Southern Corp.
5.75%, 04/01/18	25	26,986
Overseas Shipholding Group Inc.
8.13%, 03/30/18	25	24,875
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[d]	100	101,770
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	49,686
2.50%, 03/01/17 (Call 02/01/17)	170	171,369
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	100,846
United Parcel Service Inc.
5.13%, 04/01/19	100	110,699
5.50%, 01/15/18	100	108,317
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[b,c]	100	99,750

		1,706,530
TRUCKING & LEASING — 0.12%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[c]	250	245,000

Security	Principal (000s)	Value
GATX Corp.
2.50%, 03/15/19	$50	$49,446
2.60%, 03/30/20 (Call 02/28/20)	50	48,679
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[c]	250	254,825

		597,950

TOTAL CORPORATE BONDS & NOTES
(Cost: $178,884,775)		174,979,006

FOREIGN GOVERNMENT OBLIGATIONS[h] — 6.61%

ARGENTINA — 0.01%
Argentine Republic Government International Bond
8.75%, 06/02/17[i]	50	56,500

		56,500
BAHRAIN — 0.04%
Bahrain Government International Bond
5.50%, 03/31/20[c]	200	202,600

		202,600
BRAZIL — 0.12%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	183,500
Brazilian Government International Bond
4.88%, 01/22/21	200	191,000
5.88%, 01/15/19	200	207,500

		582,000
CANADA — 0.60%
Canada Government International Bond
0.88%, 02/14/17[b]	35	34,997
1.13%, 03/19/18[b]	500	501,925
1.63%, 02/27/19[b]	150	152,139
Export Development Canada
0.75%, 12/15/17	375	373,879
1.00%, 11/01/18[b]	250	249,256
Province of Alberta Canada
1.00%, 06/21/17[c]	150	150,259
Province of British Columbia Canada
1.20%, 04/25/17	25	25,056
Province of Manitoba Canada
1.75%, 05/30/19[b]	150	151,039
Province of Ontario Canada
1.20%, 02/14/18	35	34,957
1.65%, 09/27/19	350	349,131
2.00%, 01/30/19	550	556,961
4.00%, 10/07/19	200	216,103
Province of Quebec Canada
3.50%, 07/29/20[b]	250	269,056

		3,064,758

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CAYMAN ISLANDS — 0.04%
IPIC GMTN Ltd.
3.75%, 03/01/17[b,c]	$200	$204,000

		204,000
COLOMBIA — 0.06%
Colombia Government International Bond
7.38%, 01/27/17[b]	200	209,973
7.38%, 03/18/19	100	111,379

		321,352
CROATIA — 0.11%
Croatia Government International Bond
6.25%, 04/27/17[d]	200	207,980
6.63%, 07/14/20[d]	200	218,200
6.75%, 11/05/19[d]	100	108,910

		535,090
DENMARK — 0.04%
Kommunekredit
1.13%, 03/15/18[d]	200	199,997

		199,997
ECUADOR — 0.03%
Ecuador Government International Bond
10.50%, 03/24/20[d]	200	148,000

		148,000
FINLAND — 0.08%
Finland Government International Bond
1.75%, 09/10/19[c]	200	202,607
Municipality Finance PLC
1.13%, 04/17/18[c]	200	199,976

		402,583
FRANCE — 0.22%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18[c]	600	600,662
2.13%, 04/12/17[c]	500	507,112

		1,107,774
GERMANY — 0.08%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	202,439
1.75%, 03/17/20[b]	200	202,228

		404,667
HUNGARY — 0.10%
Hungary Government International Bond
4.00%, 03/25/19	300	311,850
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[d]	200	210,577

		522,427
INDONESIA — 0.14%
Indonesia Government International Bond
11.63%, 03/04/19[d]	370	465,168
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	218,500

		683,668

Security	Principal (000s)	Value
ISRAEL — 0.02%
Israel Government International Bond
5.13%, 03/26/19	$100	$110,250

		110,250
ITALY — 0.07%
Italy Government International Bond
5.38%, 06/12/17[b]	350	362,521

		362,521
JAPAN — 0.42%
Development Bank of Japan Inc.
5.13%, 02/01/17	500	519,107
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	900	905,916
1.75%, 11/13/18	500	502,836
Japan Finance Organization for Municipalities
2.13%, 03/06/19[c]	200	201,826

		2,129,685
JERSEY — 0.04%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[d]	200	201,560

		201,560
LEBANON — 0.08%
Lebanon Government International Bond
5.50%, 04/23/19	100	99,520
9.00%, 03/20/17	300	312,126

		411,646
LITHUANIA — 0.02%
Lithuania Government International Bond
7.38%, 02/11/20[d]	100	118,250

		118,250
MEXICO — 0.06%
Mexico Government International Bond
5.13%, 01/15/20	200	217,033
5.63%, 01/15/17[b]	100	103,648

		320,681
MONGOLIA — 0.03%
Mongolia Government International Bond
4.13%, 01/05/18[d]	200	174,500

		174,500
NETHERLANDS — 0.04%
Netherlands Government Bond
1.00%, 02/24/17[c]	200	200,526

		200,526
NORWAY — 0.08%
Kommunalbanken AS
1.38%, 06/08/17[c]	200	201,083
2.13%, 03/15/19[c]	200	204,750

		405,833
PAKISTAN — 0.04%
Pakistan Government International Bond
6.75%, 12/03/19[d]	200	202,333

		202,333

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
PANAMA — 0.02%
Panama Government International Bond
5.20%, 01/30/20[b]	$100	$108,924

		108,924
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	200	228,004

		228,004
PHILIPPINES — 0.11%
Philippine Government International Bond
8.38%, 06/17/19[b]	325	396,093
9.38%, 01/18/17	125	134,844

		530,937
POLAND — 0.04%
Poland Government International Bond
6.38%, 07/15/19	200	225,750

		225,750
QATAR — 0.08%
Qatar Government International Bond
5.25%, 01/20/20[c]	200	219,560
SoQ Sukuk A QSC
2.10%, 01/18/18[d]	200	201,750

		421,310
RUSSIA — 0.13%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[d]	200	199,719
11.00%, 07/24/18[d]	400	467,332

		667,051
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[d]	200	203,678

		203,678
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20	100	103,625
6.88%, 05/27/19	250	270,675

		374,300
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
2.88%, 09/17/18	200	204,839
4.00%, 01/11/17	200	204,983
Korea International Bond
7.13%, 04/16/19	100	116,641

		526,463
SRI LANKA — 0.08%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	190,226
6.00%, 01/14/19[d]	200	195,207

		385,433
SUPRANATIONAL — 2.67%
African Development Bank
0.75%, 11/03/17	143	142,624
1.13%, 03/15/17[b]	450	451,180

Security	Principal (000s)	Value
Asian Development Bank
1.13%, 03/15/17	$285	$285,744
1.13%, 06/05/18[b]	200	200,337
1.50%, 09/28/18	350	353,784
1.63%, 08/26/20	300	302,073
1.88%, 04/12/19	250	254,830
Council of Europe Development Bank
1.13%, 05/31/18[b]	100	100,064
1.50%, 06/19/17	32	32,240
1.75%, 11/14/19	350	354,748
European Bank for Reconstruction & Development
0.75%, 09/01/17	250	249,563
1.63%, 11/15/18[b]	400	405,405
1.75%, 06/14/19[b]	550	558,294
European Investment Bank
0.88%, 04/18/17	200	200,008
1.00%, 12/15/17	320	320,048
1.00%, 03/15/18	100	99,808
1.00%, 06/15/18	725	722,521
1.13%, 09/15/17	150	150,464
1.13%, 08/15/18[b]	100	99,987
1.38%, 06/15/20	200	198,692
1.63%, 06/15/17	70	70,699
1.63%, 03/16/20[b]	600	603,454
1.63%, 12/15/20	500	500,980
1.75%, 03/15/17	1,550	1,565,334
1.75%, 06/17/19	300	303,839
1.88%, 03/15/19	500	508,900
Inter-American Development Bank
0.88%, 03/15/18	100	99,673
1.00%, 07/14/17	500	500,247
1.75%, 10/15/19	100	101,292
1.88%, 06/16/20[b]	900	913,823
4.25%, 09/10/18	75	81,014
International Bank for Reconstruction & Development
0.88%, 04/17/17[b]	450	450,291
1.00%, 11/15/17[b]	500	500,866
1.88%, 03/15/19	1,125	1,146,966
International Finance Corp.
0.63%, 12/21/17	40	39,786
1.63%, 07/16/20	100	100,891
1.75%, 09/16/19[b]	400	406,196
Nordic Investment Bank
1.13%, 03/19/18	200	200,644

		13,577,309
SWEDEN — 0.36%
Kommuninvest I Sverige AB
1.13%, 10/09/18[c]	500	498,597
1.63%, 02/13/17[d]	250	252,012
Svensk Exportkredit AB
1.13%, 04/05/18	200	199,693
1.75%, 05/30/17[b]	50	50,512
1.75%, 08/28/20	200	200,675

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Sweden Government International Bond
1.00%, 02/27/18[c]	$600	$600,358

		1,801,847
TURKEY — 0.18%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	600	590,562
Republic of Turkey
7.50%, 11/07/19	200	225,500
Turkey Government International Bond
7.00%, 03/11/19	100	110,000

		926,062
UKRAINE — 0.04%
Ukraine Government International Bond
7.75%, 09/01/20[d]	200	187,900

		187,900
UNITED KINGDOM — 0.05%
Bank of England Euro Note
1.25%, 03/16/18[c]	250	251,230

		251,230
VENEZUELA — 0.02%
Venezuela Government International Bond
6.00%, 12/09/20[d]	100	32,250
7.00%, 12/01/18[d]	100	36,750
7.75%, 10/13/19[d]	75	25,313
13.63%, 08/15/18	50	24,250

		118,563

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $33,687,007)		33,607,962

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.08%

MORTGAGE-BACKED SECURITIES — 7.24%
Fannie Mae Multifamily REMIC.
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	100	103,293
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,764	1,805,361
2.50%, 02/01/31[j]	4,945	5,055,490
2.52%, 02/01/45[a]	208	215,606
3.00%, 05/01/29	761	794,213
3.00%, 05/01/30	1,580	1,648,298
3.00%, 07/01/30	825	860,903
3.00%, 12/01/30	1,511	1,576,796
3.00%, 02/01/31[j]	720	750,375
3.50%, 02/01/31[j]	2,370	2,498,869
4.00%, 02/01/31[j]	900	939,375
4.50%, 02/01/31[j]	330	341,241

Security	Principal (000s)	Value
Federal National Mortgage Association
2.50%, 03/01/30	$308	$315,332
2.50%, 07/01/30	407	416,319
2.50%, 08/01/30	961	983,324
2.50%, 12/01/30	153	156,278
2.50%, 01/01/31	132	134,863
2.50%, 02/01/31[j]	4,853	4,960,676
2.56%, 12/01/44[a]	193	199,073
3.00%, 10/01/27	192	200,107
3.00%, 07/01/30	213	222,126
3.00%, 08/01/30	1,141	1,189,958
3.00%, 09/01/30	1,585	1,653,052
3.00%, 10/01/30	778	811,291
3.00%, 11/01/30	197	205,252
3.00%, 02/01/31	177	184,631
3.00%, 02/01/31[j]	974	1,014,786
3.50%, 07/01/30	823	872,597
3.50%, 02/01/31[j]	2,769	2,925,622
4.00%, 02/01/31[j]	1,545	1,614,525
4.50%, 02/01/31[j]	782	809,370
5.00%, 02/01/31[j]	503	515,575
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	47	48,212
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	50	54,714
Series K020, Class A2
2.37%, 05/25/22	100	101,510
Series K038, Class A1
2.60%, 10/25/23	92	94,338
Series K703, Class A2
2.70%, 05/25/18	500	513,510

		36,786,861
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.79%
Federal Home Loan Banks
0.38%, 06/24/16	600	599,808
1.00%, 06/21/17[b]	175	175,542
1.00%, 12/19/17	500	501,593
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16[b]	1,115	1,116,863
0.88%, 03/07/18	5,100	5,099,066
1.00%, 06/29/17[b]	100	100,309
1.00%, 09/29/17	100	100,306
1.00%, 12/15/17	1,000	1,003,225
1.38%, 05/01/20[b]	3,000	3,010,035
Federal National Mortgage Association
0.38%, 07/05/16[b]	600	599,704
0.63%, 08/26/16	200	200,059
0.88%, 02/08/18	250	250,075
0.88%, 05/21/18[b]	370	369,582

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal (000s)	Value
1.13%, 07/20/18[b]	$500	$502,183
1.50%, 06/22/20	100	100,677
1.63%, 01/21/20[b]	1,100	1,114,255
1.75%, 06/20/19[b]	1,400	1,427,631
1.75%, 09/12/19[b]	1,800	1,834,418
1.88%, 09/18/18	300	307,188
1.88%, 02/19/19	300	306,977
2.50%, 07/01/28	2,128	2,186,237
2.54%, 04/01/44[a]	642	665,844
3.00%, 10/01/28	795	831,043
3.00%, 11/01/28	766	800,701
3.00%, 04/01/30	338	352,272
3.00%, 12/01/30	652	680,760
3.50%, 10/01/30	133	141,207

		24,377,560
U.S. GOVERNMENT OBLIGATIONS — 44.05%
U.S. Treasury Note/Bond
0.50%, 06/15/16	1,000	1,000,200
0.50%, 04/30/17[b]	510	508,761
0.50%, 07/31/17[b]	500	498,255
0.63%, 12/15/16	1,100	1,100,077
0.63%, 07/31/17	1,000	998,390
0.63%, 08/31/17	2,000	1,995,800
0.63%, 09/30/17	1,000	997,650
0.63%, 04/30/18[b]	150	149,202
0.75%, 06/30/17[b]	3,300	3,301,188
0.75%, 10/31/17	100	99,947
0.75%, 12/31/17[b]	6,500	6,494,540
0.75%, 02/28/18[b]	1,810	1,807,412
0.75%, 03/31/18[b]	225	224,620
0.75%, 04/15/18[b]	2,500	2,494,275
0.88%, 11/30/16[b]	700	701,505
0.88%, 04/30/17[b]	5,000	5,011,500
0.88%, 05/15/17[b]	270	270,632
0.88%, 06/15/17[b]	2,900	2,906,612
0.88%, 07/15/17	5,000	5,010,750
0.88%, 08/15/17	3,000	3,005,700
0.88%, 01/15/18	4,400	4,406,248
0.88%, 07/15/18[b]	2,000	1,999,080
0.88%, 10/15/18[b]	4,500	4,492,305
0.88%, 07/31/19	700	694,442
1.00%, 03/31/17[b]	7,500	7,528,200
1.00%, 12/15/17[b]	5,200	5,220,852
1.00%, 12/31/17[b]	5,000	5,020,400
1.00%, 05/31/18[b]	1,100	1,103,014
1.00%, 08/15/18	4,000	4,009,400
1.00%, 06/30/19[b]	1,500	1,496,025
1.00%, 08/31/19	1,000	996,030
1.00%, 09/30/19	1,600	1,592,464
1.00%, 11/30/19	1,200	1,192,104
1.25%, 10/31/18[b]	520	524,212
1.25%, 11/30/18[b]	2,000	2,016,200
1.25%, 01/31/19	3,000	3,022,440
1.25%, 10/31/19	600	602,274
1.25%, 02/29/20	1,500	1,501,740
1.38%, 06/30/18[b]	6,920	7,003,663

Security	Principal (000s)	Value
1.38%, 07/31/18	$500	$506,075
1.38%, 11/30/18	800	809,224
1.38%, 12/31/18[b]	2,000	2,022,540
1.38%, 02/28/19	730	737,899
1.38%, 01/31/20	1,500	1,509,945
1.38%, 02/29/20	3,400	3,421,046
1.38%, 03/31/20	800	804,648
1.38%, 08/31/20	2,600	2,610,738
1.38%, 09/30/20	4,000	4,012,760
1.50%, 06/30/16	500	502,110
1.50%, 08/31/18	3,180	3,228,718
1.50%, 12/31/18	9,500	9,642,120
1.50%, 01/31/19	2,800	2,841,720
1.50%, 02/28/19	600	608,796
1.50%, 05/31/19	500	507,085
1.50%, 11/30/19	3,800	3,846,702
1.50%, 05/31/20	1,500	1,515,720
1.63%, 04/30/19	90	91,652
1.63%, 06/30/19	1,000	1,018,170
1.63%, 07/31/19	1,250	1,272,362
1.63%, 12/31/19[b]	800	813,264
1.63%, 07/31/20	3,400	3,450,932
1.63%, 11/30/20	1,100	1,115,939
1.75%, 09/30/19	2,000	2,044,080
1.75%, 10/31/20	800	814,896
1.75%, 12/31/20[b]	2,000	2,039,480
1.88%, 08/31/17[b]	2,200	2,238,302
1.88%, 10/31/17[b]	700	713,118
1.88%, 06/30/20	500	512,980
2.00%, 07/31/20	1,500	1,545,810
2.00%, 09/30/20	2,000	2,061,760
2.00%, 11/30/20	3,300	3,399,693
2.13%, 08/31/20[b]	5,000	5,179,700
2.25%, 11/30/17	400	410,556
2.25%, 07/31/18[b]	4,250	4,394,458
2.38%, 07/31/17	1,400	1,434,090
2.38%, 05/31/18[b]	1,800	1,862,622
2.38%, 06/30/18	2,050	2,124,292
2.38%, 12/31/20[b]	4,000	4,193,600
2.50%, 06/30/17	3,500	3,587,465
2.63%, 08/15/20	6,190	6,548,092
2.75%, 05/31/17	750	770,220
2.75%, 12/31/17	6,000	6,221,280
2.75%, 02/28/18[b]	3,965	4,120,864
2.75%, 02/15/19	3,500	3,683,365
3.00%, 02/28/17	150	153,744
3.13%, 04/30/17	500	514,975
3.13%, 05/15/19	130	138,713
3.25%, 03/31/17	150	154,444
3.38%, 11/15/19	1,200	1,298,568
3.63%, 08/15/19	1,000	1,087,310
3.63%, 02/15/20[b]	1,800	1,970,622
4.00%, 08/15/18[b]	1,200	1,295,520
4.25%, 11/15/17[b]	2,000	2,122,540
4.63%, 02/15/17	2,800	2,914,548
8.75%, 05/15/17[b]	150	165,409

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
8.75%, 05/15/20	$1,700	$2,228,938
8.88%, 08/15/17[b]	6,500	7,307,104
8.88%, 02/15/19[b]	2,000	2,472,700
9.13%, 05/15/18	250	296,917

		223,911,049

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $283,001,247)		285,075,470

SHORT-TERM INVESTMENTS — 33.21%

MONEY MARKET FUNDS — 33.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[f,k,l]	128,350	128,349,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[f,k,l]	12,210	12,209,503
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[f,k]	28,256	28,256,237

		168,815,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,815,688)		168,815,688

TOTAL INVESTMENTS IN SECURITIES — 131.93%
(Cost: $672,647,121)		670,634,513
Other Assets, Less Liabilities — (31.93)%		(162,293,177)

NET ASSETS — 100.00%		$508,341,336

CPO	— Certificates of Participation (Ordinary)

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliated issuer. See Note 2.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Investments are denominated in U.S. dollars.
[i]	Issuer is in default of interest payments.
[j]	To-be-announced (TBA). See Note 1.
[k]	The rate quoted is the annualized seven-day yield of the fund at period end.
[l]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

95

Schedule of Investments  (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 19.33%

AUSTRALIA — 0.66%
APT Pipelines Ltd.
4.25%, 11/26/24	GBP	100,000	$145,601
Aurizon Network Pty Ltd.
2.00%, 09/18/24	EUR	100,000	101,185
BHP Billiton Finance Ltd.
Series 16
0.75%, 10/28/22 (Call 07/28/22)[a]	EUR	100,000	99,386
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100,000	112,222
3.75%, 10/18/19	AUD	200,000	144,638
National Australia Bank Ltd.
1.38%, 05/28/21[a]	EUR	100,000	113,511
4.25%, 05/20/19	AUD	100,000	73,475
6.75%, 06/26/23 (Call 06/26/18)[b]	EUR	50,000	60,714
Telstra Corp. Ltd.
2.50%, 09/15/23	EUR	100,000	119,171
4.00%, 09/16/22[a]	AUD	50,000	36,106
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100,000	113,976
3.25%, 01/22/20	AUD	100,000	71,050

			1,191,035

AUSTRIA — 0.34%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22	EUR	100,000	110,502
4.38%, 07/08/19[a]	EUR	50,000	62,561
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50,000	55,994
3.38%, 05/18/32	EUR	50,000	70,511
OMV AG
2.63%, 09/27/22[a]	EUR	100,000	115,266
4.25%, 10/12/21[a]	EUR	50,000	62,797
UniCredit Bank Austria AG
4.13%, 02/24/21	EUR	100,000	129,281

			606,912

BELGIUM — 0.15%
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23[a]	EUR	50,000	53,200
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100,000	113,924
Dexia Credit Local SA
0.75%, 01/25/23	EUR	100,000	108,810

			275,934

CANADA — 1.49%
407 International Inc.
3.98%, 09/11/52 (Call 06/11/52)	CAD	25,000	17,612
Bank of Montreal
0.10%, 01/14/19	EUR	150,000	162,737
2.84%, 06/04/20	CAD	200,000	147,954
3.12%, 09/19/24 (Call 09/19/19)[a,b]	CAD	50,000	35,530
Bank of Nova Scotia (The)
1.00%, 04/02/19	EUR	150,000	167,172
1.00%, 12/08/25[b]	CAD	200,000	141,885
2.27%, 01/13/20	CAD	50,000	35,967

Security	Principal (000s)		Value
Bell Canada
3.00%, 10/03/22 (Call 09/03/22)	CAD	50,000	$36,035
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100,000	72,696
Canadian Imperial Bank of Commerce/Canada
1.70%, 10/09/18	CAD	50,000	35,660
2.35%, 10/18/17	CAD	200,000	144,445
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25,000	17,429
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50,000	34,211
Hydro One Inc.
6.93%, 06/01/32	CAD	100,000	99,243
Hydro-Quebec
5.00%, 02/15/50	CAD	50,000	48,105
6.50%, 02/15/35	CAD	200,000	208,927
Manufacturers life Insurance Co.
3.18%, 11/22/27 (Call 11/22/22)[a,b]	CAD	50,000	35,942
National Bank of Canada
1.74%, 03/03/20	CAD	200,000	140,890
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25,000	15,730
Rogers Communications Inc.
4.00%, 03/13/24 (Call 12/13/23)	CAD	100,000	74,654
6.11%, 08/25/40 (Call 02/25/40)	CAD	25,000	20,222
Royal Bank of Canada
1.63%, 08/04/20[a]	EUR	150,000	172,676
1.92%, 07/17/20	CAD	200,000	141,622
2.77%, 12/11/18	CAD	100,000	73,268
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50,000	41,604
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100,000	76,539
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100,000	69,105
Series CH
5.05%, 07/23/20	CAD	50,000	39,515
Thomson Reuters Corp.
4.35%, 09/30/20	CAD	100,000	76,187
Toronto-Dominion Bank (The)
0.63%, 07/29/19[a]	EUR	100,000	110,237
1.69%, 04/02/20	CAD	200,000	141,249
2.98%, 09/30/25 (Call 09/30/20)[b]	CAD	25,000	17,581
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50,000	37,138

			2,689,767

DENMARK — 0.33%
AP Moeller — Maersk A/S
1.50%, 11/24/22	EUR	100,000	105,651
Carlsberg Breweries A/S
2.63%, 07/03/19	EUR	100,000	115,475

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
Danske Bank A/S
0.75%, 05/04/20	EUR	200,000	$219,031
4.13%, 11/26/19	EUR	50,000	62,522
DONG Energy AS
4.88%, 12/16/21[a]	EUR	50,000	65,352
Nykredit Realkredit AS
Series 01E
2.00%, 10/01/47	DKK	198,726	26,509

			594,540

FINLAND — 0.25%
Nordea Bank Finland Abp
1.38%, 01/15/20[a]	EUR	200,000	227,928
OP Mortgage Bank
0.25%, 11/23/20	EUR	200,000	217,435

			445,363

FRANCE — 3.21%
Agence Francaise de Developpement
0.50%, 10/25/22	EUR	200,000	218,464
Autoroutes du Sud de la France SA
5.63%, 07/04/22	EUR	50,000	69,689
AXA SA
5.25%, 04/16/40 (Call 04/16/20)[a,b]	EUR	50,000	59,562
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100,000	111,416
3.00%, 11/28/23	EUR	200,000	247,046
BNP Paribas Home Loan Co.
3.38%, 01/12/17	EUR	50,000	55,895
BNP Paribas SA
1.00%, 03/20/26 (Call 03/20/21)[a,b]	EUR	100,000	110,050
2.00%, 01/28/19	EUR	200,000	228,022
2.38%, 05/20/24[a]	EUR	50,000	59,394
Bouygues SA
4.00%, 02/12/18[a]	EUR	50,000	58,085
BPCE SA
1.00%, 11/30/27[b]	EUR	100,000	107,576
BPCE SFH SA
0.50%, 10/11/22[a]	EUR	100,000	109,027
Caisse Centrale du Credit Immobilier de France SA
1.13%, 04/22/19	EUR	100,000	112,418
Carrefour SA
4.00%, 04/09/20[a]	EUR	50,000	61,717
Casino Guichard Perrachon SA
3.31%, 01/25/23[a]	EUR	100,000	97,628
4.48%, 11/12/18	EUR	50,000	55,797
Cie. de Financement Foncier SA
0.38%, 09/17/19	EUR	100,000	109,696
2.25%, 10/13/21	CHF	100,000	111,892
4.38%, 04/15/21	EUR	200,000	263,346
Cie. de Saint-Gobain
4.50%, 09/30/19	EUR	100,000	123,583
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20	EUR	200,000	216,291
Credit Agricole SA
0.63%, 11/28/22[a]	EUR	50,000	54,942
3.90%, 04/19/21[a]	EUR	100,000	120,587
7.38%, 12/18/23	GBP	50,000	87,045

Security	Principal (000s)		Value
Credit Mutuel-CIC Home Loan SFH
1.13%, 02/06/19[a]	EUR	100,000	$112,153
Danone SA
1.25%, 05/30/24	EUR	100,000	108,726
Dexia Credit Local SA
0.25%, 03/19/20[a]	EUR	50,000	54,301
2.13%, 02/12/25[a]	GBP	100,000	139,260
Electricite de France SA
2.75%, 03/10/23[a]	EUR	100,000	118,572
6.25%, 05/30/28[a]	GBP	150,000	259,579
Engie SA
1.00%, 03/13/26 (Call 12/13/25)[a]	EUR	100,000	103,801
6.38%, 01/18/21	EUR	100,000	138,160
Eutelsat SA
2.63%, 01/13/20 (Call 10/13/19)[a]	EUR	100,000	115,327
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50,000	54,243
La Poste SA
1.13%, 06/04/25	EUR	100,000	108,555
Orange SA
1.88%, 10/02/19	EUR	100,000	114,003
4.25%, 02/28/49 (Call 02/07/20)[a,b]	EUR	100,000	109,017
8.13%, 11/20/28[a]	GBP	50,000	103,343
Pernod Ricard SA
1.88%, 09/28/23	EUR	100,000	111,650
Regie Autonome des Transports Parisiens
2.88%, 09/09/22	EUR	50,000	63,250
Renault SA
4.63%, 09/18/17[a]	EUR	100,000	114,435
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100,000	107,218
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100,000	113,817
Schneider Electric SE
1.50%, 09/08/23	EUR	100,000	111,488
SNCF Mobilites Group
4.63%, 02/02/24	EUR	50,000	71,429
SNCF Reseau
4.50%, 01/30/24[a]	EUR	50,000	71,008
Societe Generale SA
1.00%, 09/16/26 (Call 09/16/21)[a,b]	EUR	100,000	106,100
Societe Generale SFH SA
2.88%, 03/14/19	EUR	100,000	118,159
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100,000	109,870
Unibail-Rodamco SE
2.50%, 06/12/23	EUR	100,000	117,954
Veolia Environnement SA
6.13%, 11/25/33	EUR	25,000	40,646
Wendel SA
4.38%, 08/09/17	EUR	50,000	56,537

			5,801,769

GERMANY — 3.29%
Aareal Bank AG
1.00%, 06/28/18	EUR	50,000	55,591

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
Allianz SE
3.25%, 02/28/49 (Call 07/04/19)[b]	CHF	50,000	$51,115
Bayer AG
2.38%, 04/02/75 (Call 10/02/22)[a,b]	EUR	25,000	25,466
Bayerische Landesbank
0.75%, 01/20/26	EUR	100,000	109,025
Berlin Hyp AG
1.38%, 05/30/17	EUR	50,000	55,197
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100,000	112,039
BMW Finance NV
0.50%, 09/05/18[a]	EUR	200,000	217,742
1.00%, 01/21/25[a]	EUR	50,000	52,631
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	50,000	60,411
Commerzbank AG
1.00%, 02/05/19	EUR	50,000	55,941
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100,000	108,697
Daimler AG
0.63%, 03/05/20	EUR	200,000	216,592
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50,000	35,096
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21	EUR	50,000	66,160
Deutsche Bank AG
1.25%, 09/08/21[a]	EUR	200,000	215,039
Deutsche Pfandbriefbank AG
0.50%, 01/19/23	EUR	100,000	108,779
Deutsche Telekom International Finance BV
2.00%, 10/30/19	EUR	50,000	57,742
E.ON International Finance BV
6.38%, 06/07/32	GBP	25,000	42,053
Erste Abwicklungsanstalt
0.00%, 12/07/18	EUR	200,000	217,472
FMS Wertmanagement AoeR
0.13%, 04/16/20[a]	EUR	200,000	218,899
1.25%, 03/08/19	GBP	100,000	143,017
KfW
0.00%, 12/07/18	EUR	250,000	272,912
0.13%, 06/01/20	EUR	50,000	54,803
0.63%, 07/04/22	EUR	200,000	224,085
0.63%, 01/15/25	EUR	100,000	110,298
0.88%, 10/13/17	EUR	250,000	276,158
0.88%, 03/18/19	EUR	250,000	280,357
1.25%, 10/17/19	EUR	50,000	57,127
1.38%, 02/01/21	GBP	200,000	285,324
1.75%, 10/29/19	CAD	50,000	36,452
2.13%, 08/15/23	EUR	50,000	61,963
2.25%, 09/21/17	EUR	50,000	56,429
2.75%, 04/16/20[a]	AUD	200,000	142,190
3.13%, 06/15/18	EUR	50,000	58,568
3.38%, 01/18/21	EUR	50,000	63,511
3.88%, 01/21/19	EUR	50,000	60,830
6.00%, 08/20/20	AUD	50,000	40,431
6.00%, 12/07/28	GBP	50,000	102,420
Landesbank Hessen-Thueringen Girozentrale
1.00%, 02/25/19	EUR	200,000	224,048
Landwirtschaftliche Rentenbank
0.38%, 01/22/24	EUR	100,000	108,628
1.25%, 05/20/22[a]	EUR	50,000	58,267

Security	Principal (000s)		Value
1.50%, 12/23/19[a]	GBP	50,000	$72,110
2.70%, 01/20/20	AUD	50,000	35,480
Linde AG
Series 10
2.00%, 04/18/23[a]	EUR	50,000	58,934
Merck KGaA
2.63%, 12/12/74 (Call 06/12/21)[a,b]	EUR	25,000	26,152
METRO AG
1.38%, 10/28/21[a]	EUR	100,000	109,350
Muenchener Hypothekenbank eG
2.50%, 07/04/28	EUR	100,000	127,467
Muenchener Hypothekenbnk Co.
0.75%, 09/11/17[a]	EUR	50,000	54,916
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50,000	54,394
NRW Bank
0.88%, 10/23/17	EUR	150,000	165,589
1.25%, 10/22/18[a]	EUR	50,000	56,314
RWE Finance BV
6.25%, 06/03/30	GBP	25,000	38,636
SAP SE
2.13%, 11/13/19	EUR	100,000	115,721
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28[a]	EUR	50,000	62,932
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25,000	34,025
Volkswagen International Finance NV
1.00%, 03/29/49 (Call 03/24/26)[a,b]	EUR	50,000	49,941
2.50%, 12/29/49 (Call 03/20/22)[a,b]	EUR	25,000	22,453
Vonovia SE
3.63%, 10/08/21[a]	EUR	50,000	59,828

			5,943,747

IRELAND — 0.12%
Bank of Ireland Mortgage Bank
0.63%, 02/19/21[a]	EUR	100,000	108,799
CRH Finance Germany GmbH
1.75%, 07/16/21	EUR	100,000	111,701

			220,500

ISRAEL — 0.06%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100,000	100,825

			100,825

ITALY — 0.95%
Assicurazioni Generali SpA
1.00%, 12/12/42 (Call 12/12/22)[a,b]	EUR	100,000	128,449
5.13%, 09/16/24[a]	EUR	50,000	67,372
Autostrade per l’Italia SpA
1.13%, 11/04/21	EUR	100,000	109,281
Enel Finance International NV
5.00%, 09/14/22[a]	EUR	50,000	67,038
5.63%, 08/14/24[a]	GBP	100,000	165,631

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
Eni SpA
1.75%, 01/18/24[a]	EUR	100,000	$109,299
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100,000	107,535
1.13%, 01/14/20[a]	EUR	200,000	217,488
Snam SpA
5.00%, 01/18/19[a]	EUR	150,000	184,003
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100,000	107,680
UniCredit SpA
2.75%, 01/31/20[a]	EUR	100,000	118,342
3.25%, 01/14/21[a]	EUR	150,000	175,586
Unione di Banche Italiane SpA
1.00%, 01/27/23	EUR	150,000	162,769

			1,720,473

MEXICO — 0.11%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100,000	118,933
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100,000	83,091

			202,024

NETHERLANDS — 1.41%
ABN AMRO Bank NV
0.88%, 01/14/26	EUR	100,000	108,978
1.88%, 07/31/19	EUR	100,000	115,574
4.75%, 01/11/19[a]	EUR	100,000	122,566
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50,000	54,802
1.00%, 03/19/19	EUR	200,000	224,610
1.00%, 01/12/26	EUR	100,000	110,420
1.88%, 06/06/19[a]	EUR	50,000	57,850
Citycon Treasury BV
2.38%, 09/16/22	EUR	100,000	110,240
Cooperatieve Rabobank UA
2.38%, 05/22/23	EUR	150,000	178,588
3.75%, 11/09/20	EUR	75,000	89,311
Series 2541
4.00%, 09/19/22	GBP	50,000	77,124
4.13%, 01/14/20	EUR	150,000	186,246
Heineken NV
2.13%, 08/04/20[a]	EUR	100,000	114,983
ING Bank NV
0.70%, 04/16/20[a]	EUR	100,000	109,287
4.00%, 01/17/20	EUR	200,000	251,058
Koninklijke DSM NV
5.25%, 10/17/17	EUR	100,000	117,714
Koninklijke KPN NV
5.63%, 09/30/24[a]	EUR	50,000	70,718
Nederlandse Waterschapsbank NV
0.50%, 01/19/23	EUR	100,000	109,329
1.75%, 07/09/20[a]	EUR	100,000	116,930
NN Group NV
1.00%, 03/18/22[a]	EUR	100,000	106,767
Shell International Finance BV
1.25%, 03/15/22[a]	EUR	100,000	109,984

			2,543,079

NORWAY — 0.23%
DNB Boligkreditt AS
1.88%, 06/18/19[a]	EUR	100,000	114,873

Security	Principal (000s)		Value
SpareBank 1 Boligkreditt AS
1.50%, 01/20/20	EUR	200,000	$228,285
Statoil ASA
5.63%, 03/11/21[a]	EUR	50,000	66,529

			409,687

PORTUGAL — 0.03%
EDP Finance BV
4.13%, 06/29/20	EUR	50,000	58,431

			58,431

SPAIN — 1.10%
Ayt Cedulas Cajas Global
Series 3
3.75%, 12/14/22	EUR	200,000	255,732
4.25%, 06/14/18	EUR	100,000	118,164
Banco Bilbao Vizcaya Argentaria SA
0.75%, 01/20/22[a]	EUR	100,000	108,384
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100,000	114,707
Banco Santander SA
1.13%, 11/27/24	EUR	200,000	215,441
Bankia SA
5.00%, 06/28/19	EUR	50,000	62,536
CaixaBank SA
0.63%, 11/12/20	EUR	200,000	216,488
4.63%, 06/04/19	EUR	50,000	61,828
Gas Natural Capital Co.
5.13%, 11/02/21[a]	EUR	50,000	65,742
Gas Natural Capital Markets SA
5.00%, 02/13/18	EUR	100,000	118,428
Iberdrola Finanzas SAU
4.13%, 03/23/20	EUR	50,000	61,953
Programa Cedulas TDA Fondo de Titulizacion de Activos Series A4
4.13%, 04/10/21	EUR	100,000	126,392
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100,000	113,813
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50,000	57,617
Telefonica Emisiones SAU
1.48%, 09/14/21[a]	EUR	200,000	217,494
5.29%, 12/09/22[a]	GBP	50,000	78,089

			1,992,808

SWEDEN — 0.85%
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100,000	111,221
Nordea Hypotek AB Series 5531
1.00%, 04/08/22	SEK	1,000,000	113,467
Skandinaviska Enskilda Banken AB
1.88%, 11/14/19[a]	EUR	100,000	114,233
3.00%, 06/19/19	SEK	2,000,000	253,170
Stadshypotek AB
1.63%, 10/30/20[a]	EUR	100,000	115,693
Series 1581
3.00%, 12/19/18	SEK	3,000,000	377,374

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
Swedbank Hypotek AB Series 187
3.75%, 09/19/18	SEK	3,000,000	$382,590
TeliaSonera AB
4.75%, 11/16/21	EUR	50,000	65,273

			1,533,021

SWITZERLAND — 0.30%
Cloverie PLC for Zurich Insurance Co. Ltd.
1.00%, 07/24/39 (Call 07/24/19)[b]	EUR	50,000	63,458
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200,000	223,675
4.75%, 08/05/19	EUR	50,000	62,425
Glencore Finance Europe SA
1.25%, 03/17/21 (Call 12/17/20)[a]	EUR	100,000	78,721
UBS AG/London
1.25%, 09/03/21[a]	EUR	100,000	111,744

			540,023

UNITED KINGDOM — 2.51%
Abbey National Treasury Services PLC/United Kingdom
1.63%, 11/26/20[a]	EUR	100,000	115,427
2.00%, 01/14/19[a]	EUR	100,000	112,852
Anglo American Capital PLC
6.88%, 05/01/18[a]	GBP	50,000	61,175
Aviva PLC
1.00%, 07/03/44 (Call 07/03/24)[a,b]	EUR	100,000	105,500
5.90%, 11/29/49 (Call 07/27/20)[b]	GBP	25,000	35,050
Bank of Scotland PLC
4.63%, 06/08/17	EUR	50,000	57,557
4.88%, 12/20/24	GBP	25,000	42,627
Barclays Bank PLC
6.00%, 01/14/21[a]	EUR	50,000	64,541
10.00%, 05/21/21[a]	GBP	100,000	182,028
BAT International Finance PLC
7.25%, 03/12/24	GBP	50,000	91,615
BAT Netherlands Finance BV
2.38%, 01/19/23	EUR	150,000	173,876
BG Energy Capital PLC
1.25%, 11/21/22	EUR	100,000	107,793
BP Capital Markets PLC
1.11%, 02/16/23[a]	EUR	100,000	105,665
Centrica PLC
6.38%, 03/10/22[a]	GBP	50,000	84,964
GlaxoSmithKline Capital PLC
4.00%, 06/16/25	EUR	50,000	67,665
5.25%, 12/19/33	GBP	50,000	88,454
Hammerson PLC
7.25%, 04/21/28	GBP	25,000	48,178
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50,000	81,142
HSBC Holdings PLC
1.00%, 01/10/24 (Call 01/10/19)[a,b]	EUR	100,000	112,857
6.50%, 05/20/24[a]	GBP	100,000	173,718
6.75%, 09/11/28[a]	GBP	50,000	84,261
Imperial Brands Finance PLC
5.00%, 12/02/19[a]	EUR	100,000	125,522

Security	Principal (000s)		Value
Imperial Tobacco Finance PLC
7.75%, 06/24/19[a]	GBP	50,000	$83,721
Land Securities Capital Markets PLC
1.00%, 03/31/27[b]	GBP	100,000	171,594
Legal & General Finance PLC
5.88%, 04/05/33	GBP	25,000	45,082
Lloyds Bank PLC
0.38%, 01/18/21	EUR	200,000	217,717
6.50%, 03/24/20[a]	EUR	50,000	64,648
7.50%, 04/15/24	GBP	100,000	188,777
National Grid Gas PLC
7.00%, 12/16/24	GBP	25,000	47,363
Nationwide Building Society
0.75%, 06/25/19[a]	EUR	100,000	110,793
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24	GBP	50,000	86,952
4.75%, 11/29/35	GBP	50,000	95,022
Prudential PLC
11.38%, 05/29/39 (Call 05/29/19)[b]	GBP	50,000	87,965
Royal Bank of Scotland PLC (The)
5.50%, 03/23/20	EUR	50,000	65,060
RSA Insurance Group PLC
1.00%, 05/20/39 (Call 05/20/19)[b]	GBP	100,000	164,263
Sky PLC
1.50%, 09/15/21[a]	EUR	100,000	109,640
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	25,000	43,448
Southern Gas Networks PLC
4.88%, 10/05/23	GBP	100,000	161,769
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25,000	46,309
Standard Chartered PLC
1.63%, 06/13/21[a]	EUR	100,000	107,880
Thames Water Utilities Cayman Finance Ltd.
5.75%, 09/13/30 (Call 09/13/22)[b]	GBP	50,000	80,035
Vodafone Group PLC
1.00%, 09/11/20 (Call 06/11/20)[a]	EUR	100,000	108,843
Western Power Distribution West Midlands PLC
5.75%, 04/16/32[a]	GBP	100,000	177,626
Whitbread Group PLC
3.38%, 10/16/25 (Call 07/16/25)[a]	GBP	100,000	140,706

			4,527,680

UNITED STATES — 1.94%
Apple Inc.
0.38%, 11/25/24[a]	CHF	50,000	49,773
3.05%, 07/31/29	GBP	100,000	139,273
AT&T Inc.
1.30%, 09/05/23	EUR	100,000	106,106
7.00%, 04/30/40	GBP	50,000	92,394
Bank of America Corp.
2.38%, 06/19/24[a]	EUR	100,000	113,487
6.13%, 09/15/21[a]	GBP	100,000	166,608
Citigroup Inc.
2.13%, 09/10/26[a]	EUR	100,000	109,388
5.15%, 05/21/26	GBP	100,000	163,403

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50,000	$49,700
1.63%, 03/09/35 (Call 12/09/34)	EUR	100,000	101,693
Eli Lilly & Co.
1.63%, 06/02/26	EUR	100,000	110,661
GE Capital European Funding
0.80%, 01/21/22[a]	EUR	100,000	108,479
GE Capital UK Funding
6.25%, 05/05/38	GBP	25,000	50,208
Goldman Sachs Group Inc. (The)
2.88%, 06/03/26[a]	EUR	50,000	58,593
5.13%, 10/23/19[a]	EUR	100,000	125,682
International Business Machines Corp.
Series MPLE
2.20%, 02/10/17	CAD	150,000	107,419
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50,000	49,465
1.50%, 01/27/25[a]	EUR	150,000	162,375
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100,000	109,173
McDonald’s Corp.
5.88%, 04/23/32	GBP	25,000	42,788
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50,000	49,258
1.63%, 01/20/23	EUR	100,000	108,746
Morgan Stanley
5.38%, 08/10/20	EUR	50,000	64,798
National Grid North America Inc.
0.75%, 02/11/22	EUR	100,000	106,673
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50,000	99,528
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100,000	114,477
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100,000	117,705
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100,000	106,351
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50,000	55,152
Verizon Communications Inc.
4.07%, 06/18/24[a]	GBP	100,000	150,741
Wal-Mart Stores Inc.
5.63%, 03/27/34	GBP	50,000	91,273
5.75%, 12/19/30	GBP	25,000	45,889
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100,000	100,803
Wells Fargo & Co.
2.00%, 04/27/26[a]	EUR	100,000	112,544
3.50%, 09/12/29[a]	GBP	100,000	144,124
3.87%, 05/21/25	CAD	25,000	18,206

			3,502,936

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,001,456)			34,900,554

FOREIGN GOVERNMENT OBLIGATIONS — 75.99%

AUSTRALIA — 2.35%
Australia Government Bond
3.25%, 10/21/18[a]	AUD	150,000	109,907
3.25%, 04/21/25[a]	AUD	250,000	186,293
3.75%, 04/21/37[a]	AUD	150,000	114,911
4.25%, 07/21/17[a]	AUD	200,000	146,239

Security	Principal (000s)		Value
4.25%, 04/21/26[a]	AUD	350,000	$282,780
4.50%, 04/21/33[a]	AUD	150,000	126,638
4.75%, 04/21/27[a]	AUD	300,000	253,657
5.25%, 03/15/19[a]	AUD	500,000	389,453
5.50%, 01/21/18[a]	AUD	600,000	453,739
5.50%, 04/21/23[a]	AUD	150,000	127,760
5.75%, 05/15/21[a]	AUD	100,000	83,403
5.75%, 07/15/22[a]	AUD	300,000	255,804
New South Wales Treasury Corp.
5.00%, 08/20/24	AUD	50,000	41,402
6.00%, 02/01/18	AUD	50,000	38,121
6.00%, 05/01/20	AUD	50,000	40,824
6.00%, 03/01/22	AUD	300,000	254,428
Queensland Treasury Corp.
3.25%, 07/21/26[c]	AUD	200,000	141,067
3.50%, 09/21/17[c]	AUD	200,000	144,556
4.00%, 06/21/19[c]	AUD	200,000	149,513
4.25%, 07/21/23[c]	AUD	50,000	38,534
4.75%, 07/21/25[c]	AUD	50,000	40,037
6.00%, 02/21/18[a]	AUD	50,000	38,114
6.25%, 02/21/20[a]	AUD	50,000	40,662
South Australian Government Financing Authority
5.00%, 05/20/21	AUD	200,000	158,285
Treasury Corp. of Victoria
5.50%, 11/15/18	AUD	50,000	38,614
6.00%, 10/17/22	AUD	300,000	256,800
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	300,000	212,057
5.00%, 07/23/25[a]	AUD	50,000	40,498
8.00%, 07/15/17	AUD	50,000	38,308

			4,242,404

AUSTRIA — 1.29%
Austria Government Bond
1.20%, 10/20/25[c]	EUR	200,000	228,983
1.65%, 10/21/24[c]	EUR	50,000	59,821
1.75%, 10/20/23[c]	EUR	200,000	241,310
2.40%, 05/23/34[c]	EUR	150,000	192,889
3.15%, 06/20/44[c]	EUR	100,000	151,284
3.20%, 02/20/17[c]	EUR	125,000	140,396
3.65%, 04/20/22[c]	EUR	100,000	132,768
3.80%, 01/26/62[c]	EUR	25,000	46,682
3.90%, 07/15/20[c]	EUR	300,000	384,652
4.15%, 03/15/37[c]	EUR	50,000	82,451
4.35%, 03/15/19[c]	EUR	100,000	124,100
4.65%, 01/15/18[c]	EUR	400,000	475,930
4.85%, 03/15/26[c]	EUR	50,000	76,467

			2,337,733

BELGIUM — 2.06%
Belgium Government Bond
0.80%, 06/22/25[c]	EUR	250,000	275,056
1.00%, 06/22/26[c]	EUR	200,000	221,119
1.00%, 06/22/31[c]	EUR	150,000	156,603
1.25%, 06/22/18[a]	EUR	300,000	337,365
2.25%, 06/22/23[a]	EUR	75,000	93,044
2.60%, 06/22/24[c]	EUR	50,000	63,768

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
3.00%, 09/28/19[a]	EUR	100,000	$121,276
3.50%, 06/28/17[c]	EUR	450,000	513,725
3.75%, 09/28/20[c]	EUR	300,000	384,377
3.75%, 06/22/45[a]	EUR	75,000	120,498
4.00%, 03/28/32[a]	EUR	50,000	75,800
4.25%, 09/28/21[c]	EUR	100,000	134,512
4.25%, 09/28/22[a]	EUR	300,000	413,608
4.25%, 03/28/41[c]	EUR	150,000	253,396
5.00%, 03/28/35[c]	EUR	250,000	435,616
5.50%, 03/28/28	EUR	75,000	123,910

			3,723,673

BULGARIA — 0.06%
Bulgaria Government International Bond
2.00%, 03/26/22[a]	EUR	100,000	110,585

			110,585

CANADA — 4.13%
Canada Housing Trust
1.70%, 12/15/17[c]	CAD	100,000	72,453
2.00%, 12/15/19[c]	CAD	100,000	73,878
2.35%, 12/15/18[c]	CAD	50,000	37,101
2.90%, 06/15/24[c]	CAD	100,000	77,596
Canada Housing Trust No. 1
1.20%, 06/15/20[c]	CAD	100,000	71,512
1.95%, 06/15/19[c]	CAD	300,000	220,818
2.05%, 06/15/18[c]	CAD	200,000	146,574
2.25%, 12/15/25[c]	CAD	200,000	146,409
3.80%, 06/15/21[c]	CAD	200,000	161,114
Canadian Government Bond
0.25%, 05/01/17	CAD	500,000	354,507
0.25%, 11/01/17	CAD	200,000	141,692
0.75%, 09/01/20	CAD	150,000	107,410
1.25%, 08/01/17	CAD	500,000	359,662
1.25%, 02/01/18	CAD	200,000	144,459
1.50%, 02/01/17	CAD	100,000	71,803
1.75%, 03/01/19	CAD	300,000	221,700
2.50%, 06/01/24	CAD	300,000	237,421
2.75%, 06/01/22	CAD	120,000	95,113
2.75%, 12/01/48	CAD	50,000	41,396
2.75%, 12/01/64	CAD	50,000	43,712
3.50%, 12/01/45	CAD	150,000	141,393
3.75%, 06/01/19	CAD	100,000	78,756
4.00%, 06/01/41	CAD	175,000	172,559
5.00%, 06/01/37	CAD	50,000	53,986
5.75%, 06/01/29	CAD	200,000	211,934
5.75%, 06/01/33	CAD	250,000	279,742
City of Toronto Canada
2.95%, 04/28/35	CAD	100,000	65,737
Province of Alberta Canada
2.35%, 06/01/25	CAD	50,000	35,256
2.55%, 12/15/22	CAD	200,000	147,695
3.45%, 12/01/43	CAD	25,000	17,870
Province of British Columbia Canada
2.85%, 06/18/25	CAD	50,000	37,498
3.20%, 06/18/44	CAD	50,000	36,205

Security	Principal (000s)		Value
3.25%, 12/18/21	CAD	150,000	$116,775
4.95%, 06/18/40	CAD	100,000	93,492
Province of Manitoba Canada
2.45%, 06/02/25	CAD	50,000	35,595
2.85%, 09/05/46	CAD	100,000	63,803
4.15%, 06/03/20	CAD	100,000	79,496
Province of New Brunswick Canada
2.85%, 06/02/23	CAD	50,000	37,166
3.55%, 06/03/43	CAD	100,000	71,283
4.50%, 06/02/20	CAD	100,000	80,280
Province of Nova Scotia Canada
4.40%, 06/01/42	CAD	50,000	41,341
Province of Ontario Canada
1.90%, 09/08/17	CAD	200,000	144,803
2.10%, 09/08/18	CAD	100,000	73,214
2.60%, 06/02/25	CAD	250,000	181,832
2.85%, 06/02/23	CAD	50,000	37,661
2.90%, 12/02/46	CAD	250,000	166,525
3.00%, 09/28/20	EUR	50,000	61,266
3.45%, 06/02/45	CAD	50,000	37,046
3.50%, 06/02/24	CAD	200,000	156,565
3.50%, 06/02/43	CAD	50,000	37,182
4.00%, 06/02/21	CAD	200,000	160,163
4.20%, 06/02/20	CAD	50,000	39,885
4.40%, 06/02/19	CAD	200,000	157,575
4.60%, 06/02/39	CAD	200,000	174,278
4.65%, 06/02/41	CAD	50,000	44,233
4.70%, 06/02/37	CAD	100,000	87,645
5.60%, 06/02/35	CAD	100,000	96,375
6.50%, 03/08/29	CAD	50,000	50,059
Province of Quebec Canada
2.75%, 09/01/25	CAD	50,000	36,702
3.00%, 09/01/23	CAD	50,000	37,972
3.50%, 12/01/45	CAD	150,000	111,155
3.75%, 09/01/24	CAD	200,000	159,140
4.25%, 12/01/21	CAD	200,000	162,767
4.50%, 12/01/17	CAD	50,000	37,951
4.50%, 12/01/20	CAD	50,000	40,672
5.00%, 04/29/19[a]	EUR	50,000	62,947
5.00%, 12/01/41	CAD	200,000	184,361
5.75%, 12/01/36	CAD	50,000	49,112
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	100,000	62,697
3.20%, 06/03/24	CAD	50,000	38,081
Regional Municipality of York
2.60%, 12/15/25	CAD	50,000	35,292

			7,449,348

CHILE — 0.06%
Chile Government International Bond
1.75%, 01/20/26	EUR	100,000	108,746

			108,746

CZECH REPUBLIC — 0.24%
Czech Republic Government Bond
0.00%, 11/09/17	CZK	2,000,000	80,201

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
0.85%, 03/17/18[a]	CZK	500,000	$20,418
2.50%, 08/25/28[a]	CZK	2,000,000	95,641
3.75%, 09/12/20[a]	CZK	750,000	35,226
4.70%, 09/12/22[a]	CZK	2,000,000	103,912
5.70%, 05/25/24[a]	CZK	750,000	43,024
Czech Republic International
3.63%, 04/14/21[a]	EUR	50,000	63,402

			441,824

DENMARK — 0.63%
Denmark Government Bond
1.50%, 11/15/23	DKK	1,500,000	237,064
1.75%, 11/15/25	DKK	250,000	40,089
3.00%, 11/15/21	DKK	1,500,000	254,487
4.00%, 11/15/19	DKK	1,750,000	293,913
4.50%, 11/15/39	DKK	1,250,000	305,905

			1,131,458

FINLAND — 0.51%
Finland Government Bond
1.63%, 09/15/22[c]	EUR	50,000	59,735
1.88%, 04/15/17[c]	EUR	300,000	333,551
2.00%, 04/15/24[c]	EUR	150,000	183,910
2.63%, 07/04/42[c]	EUR	100,000	140,575
2.75%, 07/04/28[c]	EUR	65,000	85,666
3.38%, 04/15/20[c]	EUR	50,000	62,400
3.88%, 09/15/17[c]	EUR	50,000	57,879

			923,716

FRANCE — 9.38%
Agence Francaise de Developpement
3.63%, 04/21/20[a]	EUR	50,000	62,415
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100,000	108,349
0.75%, 10/25/21	EUR	100,000	111,729
Caisse d’Amortissement de la Dette Sociale
0.50%, 05/25/23[a]	EUR	200,000	218,667
1.00%, 05/25/18[a]	EUR	200,000	222,816
1.13%, 05/25/19[a]	EUR	100,000	112,851
1.38%, 11/25/24[a]	EUR	50,000	57,809
2.50%, 10/25/22	EUR	50,000	62,205
4.25%, 04/25/20	EUR	200,000	256,338
Caisse de Refinancement de l’Habitat SA
3.60%, 09/13/21	EUR	100,000	128,733
3.60%, 03/08/24	EUR	100,000	134,256
4.00%, 04/25/18	EUR	200,000	236,419
Caisse des Depots et Consignations
4.13%, 02/20/19	EUR	50,000	61,161

Security	Principal (000s)		Value
Caisse Francaise de Financement Local
0.50%, 04/13/22	EUR	200,000	$218,085
5.38%, 07/08/24	EUR	100,000	150,150
France Government Bond OAT
0.00%, 05/25/20[a]	EUR	500,000	545,383
0.50%, 11/25/19[a]	EUR	500,000	556,407
0.50%, 05/25/25[a]	EUR	440,000	472,912
1.00%, 05/25/18[a]	EUR	750,000	837,672
1.00%, 11/25/18[a]	EUR	500,000	561,582
1.00%, 11/25/25[a]	EUR	100,000	111,820
1.50%, 05/25/31[a]	EUR	50,000	56,273
1.75%, 05/25/23[a]	EUR	500,000	600,321
1.75%, 11/25/24[a]	EUR	150,000	180,126
2.25%, 10/25/22[a]	EUR	200,000	247,032
2.25%, 05/25/24[a]	EUR	500,000	623,242
2.50%, 10/25/20[a]	EUR	200,000	243,597
2.50%, 05/25/30[a]	EUR	350,000	447,265
2.75%, 10/25/27[a]	EUR	350,000	456,809
3.00%, 04/25/22[a]	EUR	500,000	640,170
3.25%, 10/25/21[a]	EUR	100,000	128,467
3.25%, 05/25/45[a]	EUR	160,000	236,014
3.50%, 04/25/20[a]	EUR	200,000	250,449
3.50%, 04/25/26[a]	EUR	400,000	552,739
3.75%, 04/25/17[a]	EUR	1,000,000	1,137,455
3.75%, 10/25/19[a]	EUR	100,000	124,444
3.75%, 04/25/21[a]	EUR	500,000	649,765
4.00%, 04/25/18[a]	EUR	200,000	237,664
4.00%, 10/25/38[a]	EUR	250,000	399,482
4.00%, 04/25/55[a]	EUR	160,000	279,839
4.00%, 04/25/60[a]	EUR	90,000	159,597
4.25%, 10/25/17[a]	EUR	150,000	175,396
4.25%, 10/25/18[a]	EUR	150,000	182,839
4.25%, 04/25/19[a]	EUR	150,000	186,313
4.25%, 10/25/23[a]	EUR	200,000	282,314
4.50%, 04/25/41[a]	EUR	250,000	435,991
4.75%, 04/25/35[a]	EUR	300,000	509,614
5.50%, 04/25/29[a]	EUR	300,000	505,536
5.75%, 10/25/32[a]	EUR	300,000	546,146
6.00%, 10/25/25[a]	EUR	150,000	246,087
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	500,000	552,265
1.75%, 02/25/17[a]	EUR	200,000	221,353
UNEDIC
0.30%, 11/04/21[a]	EUR	100,000	109,107
0.63%, 02/17/25[a]	EUR	100,000	107,835

			16,939,305

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value

GERMANY — 7.47%
Bundesobligation
0.00%, 04/17/20[a]	EUR	150,000	$164,755
0.25%, 04/13/18[a]	EUR	200,000	219,877
0.25%, 10/16/20[a]	EUR	400,000	444,175
1.00%, 10/12/18[a]	EUR	150,000	168,724
1.00%, 02/22/19[a]	EUR	500,000	564,868
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	400,000	444,270
1.00%, 08/15/24[a]	EUR	150,000	174,332
1.00%, 08/15/25[a]	EUR	150,000	173,456
1.50%, 02/15/23[a]	EUR	500,000	600,930
1.75%, 07/04/22[a]	EUR	400,000	485,877
1.75%, 02/15/24[a]	EUR	100,000	122,957
2.00%, 01/04/22[a]	EUR	500,000	611,807
2.00%, 08/15/23[a]	EUR	50,000	62,335
2.25%, 09/04/21[a]	EUR	100,000	123,372
2.50%, 01/04/21[a]	EUR	150,000	184,725
2.50%, 07/04/44[a]	EUR	100,000	147,284
2.50%, 08/15/46[a]	EUR	200,000	296,126
3.25%, 07/04/21[a]	EUR	400,000	515,350
3.25%, 07/04/42[a]	EUR	50,000	82,215
3.50%, 07/04/19[a]	EUR	550,000	675,589
4.00%, 01/04/18[a]	EUR	150,000	176,358
4.00%, 01/04/37[a]	EUR	250,000	427,295
4.25%, 07/04/17[a]	EUR	500,000	577,469
4.25%, 07/04/39[a]	EUR	200,000	364,361
4.75%, 07/04/28[a]	EUR	300,000	490,060
4.75%, 07/04/34[a]	EUR	125,000	225,442
4.75%, 07/04/40[a]	EUR	200,000	393,202
5.50%, 01/04/31[a]	EUR	220,000	400,348
6.50%, 07/04/27[a]	EUR	300,000	544,531
Bundesschatzanweisungen
0.00%, 12/16/16[a]	EUR	150,000	162,918
0.00%, 03/10/17[a]	EUR	500,000	543,676
0.00%, 06/16/17[a]	EUR	200,000	217,793
0.00%, 12/15/17[a]	EUR	750,000	818,896
FMS Wertmanagement AoeR
1.88%, 05/09/19[a]	EUR	100,000	115,645
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	75,000	82,285
1.75%, 01/31/23	EUR	100,000	119,343
Land Hessen
0.38%, 07/04/22[a]	EUR	50,000	54,834
Land Niedersachsen
0.40%, 07/10/20	EUR	50,000	55,230
Land Nordrhein-Westfalen
0.88%, 12/04/17	EUR	50,000	55,251
1.88%, 09/15/22	EUR	50,000	59,983
State of Baden-Wurttemberg
0.63%, 01/27/26		100,000	108,288

Security	Principal (000s)		Value
State of Berlin
0.75%, 11/11/22[a]	EUR	50,000	$56,004
1.50%, 08/28/20	EUR	150,000	173,939
State of Bremen
0.50%, 10/07/22		100,000	110,129
State of Hesse
0.38%, 03/10/23	EUR	150,000	163,567
1.75%, 01/20/23	EUR	50,000	59,733
State of Lower Saxony
0.13%, 08/12/19	EUR	200,000	218,766
State of North Rhine-Westphalia
1.63%, 10/24/30	EUR	100,000	115,845
1.75%, 05/17/19	EUR	200,000	230,232
State of Rhineland-Palatinate
0.75%, 01/19/26	EUR	100,000	109,547

			13,493,994

IRELAND — 0.64%
Ireland Government Bond
1.00%, 05/15/26	EUR	100,000	108,478
2.00%, 02/18/45[a]	EUR	50,000	55,087
2.40%, 05/15/30[a]	EUR	50,000	61,343
3.40%, 03/18/24[a]	EUR	200,000	262,559
3.90%, 03/20/23[a]	EUR	50,000	67,249
4.40%, 06/18/19	EUR	300,000	374,318
4.50%, 10/18/18	EUR	125,000	152,650
5.40%, 03/13/25	EUR	50,000	75,553

			1,157,237

ISRAEL — 0.08%
Israel Government Bond — Fixed
3.75%, 03/31/24	ILS	150,000	45,012
5.00%, 01/31/20	ILS	100,000	29,500
5.50%, 01/31/22	ILS	100,000	31,499
6.00%, 02/28/19	ILS	100,000	30,900

			136,911

ITALY — 7.82%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	250,000	272,052
0.75%, 01/15/18	EUR	50,000	54,904
1.15%, 05/15/17	EUR	500,000	549,374
1.50%, 06/01/25	EUR	300,000	329,562
2.00%, 12/01/25	EUR	50,000	57,006
2.15%, 12/15/21	EUR	150,000	175,869
2.50%, 05/01/19	EUR	500,000	582,672
2.50%, 12/01/24	EUR	300,000	357,907
3.25%, 09/01/46[c]	EUR	75,000	92,510
3.50%, 11/01/17	EUR	500,000	574,298
3.50%, 12/01/18	EUR	150,000	178,167

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
3.50%, 03/01/30[c]	EUR	400,000	$520,180
3.75%, 03/01/21	EUR	500,000	629,071
3.75%, 08/01/21[a]	EUR	150,000	189,854
3.75%, 09/01/24	EUR	400,000	520,234
4.00%, 02/01/17	EUR	100,000	112,589
4.00%, 09/01/20	EUR	150,000	189,002
4.00%, 02/01/37[a]	EUR	250,000	345,814
4.25%, 02/01/19[a]	EUR	500,000	608,770
4.25%, 09/01/19	EUR	200,000	247,828
4.25%, 03/01/20	EUR	200,000	251,418
4.50%, 08/01/18	EUR	500,000	601,516
4.50%, 02/01/20[a]	EUR	500,000	632,711
4.50%, 05/01/23	EUR	400,000	539,235
4.50%, 03/01/24	EUR	160,000	217,449
4.50%, 03/01/26[a]	EUR	100,000	139,152
4.75%, 09/01/21	EUR	500,000	663,026
4.75%, 08/01/23[c]	EUR	100,000	137,316
4.75%, 09/01/28[c]	EUR	60,000	86,866
4.75%, 09/01/44[c]	EUR	200,000	312,623
5.00%, 03/01/25[c]	EUR	100,000	142,369
5.00%, 08/01/34[a]	EUR	250,000	387,293
5.00%, 08/01/39[a]	EUR	80,000	126,724
5.00%, 09/01/40[a]	EUR	250,000	394,380
5.25%, 08/01/17[a]	EUR	250,000	291,884
5.25%, 11/01/29	EUR	100,000	152,788
5.50%, 09/01/22	EUR	100,000	140,379
5.50%, 11/01/22	EUR	100,000	140,727
5.75%, 02/01/33	EUR	100,000	165,108
6.00%, 05/01/31	EUR	400,000	662,301
6.50%, 11/01/27	EUR	400,000	654,380
9.00%, 11/01/23	EUR	400,000	687,385

			14,114,693

JAPAN — 12.87%
Japan Government Five Year Bond
0.10%, 12/20/19	JPY	120,000,000	997,537
0.10%, 03/20/20	JPY	25,000,000	207,905
0.10%, 06/20/20	JPY	20,000,000	166,364
0.10%, 09/20/20	JPY	5,000,000	41,592
0.20%, 06/20/17	JPY	30,000,000	248,628
0.20%, 09/20/17	JPY	30,000,000	248,797
0.20%, 09/20/18	JPY	10,000,000	83,173
0.20%, 12/20/18	JPY	100,000,000	832,131
0.20%, 03/20/19	JPY	28,000,000	233,168
0.20%, 06/20/19	JPY	20,000,000	166,663
0.20%, 09/20/19	JPY	20,000,000	166,742

Security	Principal (000s)		Value
0.30%, 12/20/16	JPY	15,000,000	$124,255
0.30%, 03/20/17	JPY	80,000,000	663,373
0.30%, 06/20/18	JPY	27,500,000	229,084
0.40%, 06/20/18	JPY	100,000,000	834,998
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	10,000,000	86,814
1.70%, 03/20/54	JPY	5,000,000	47,396
1.90%, 03/20/53	JPY	10,000,000	99,782
2.20%, 03/20/51	JPY	5,000,000	53,488
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	50,000,000	422,261
0.30%, 12/20/25	JPY	60,000,000	504,706
0.40%, 03/20/25	JPY	25,000,000	212,873
0.40%, 06/20/25	JPY	60,000,000	510,361
0.40%, 09/20/25	JPY	7,500,000	63,759
0.50%, 09/20/24	JPY	50,000,000	429,509
0.60%, 12/20/23	JPY	20,000,000	173,059
0.60%, 03/20/24	JPY	20,000,000	173,133
0.60%, 06/20/24	JPY	20,000,000	173,165
0.80%, 06/20/22	JPY	15,000,000	130,778
0.80%, 09/20/22	JPY	20,000,000	174,665
0.80%, 12/20/22	JPY	120,000,000	1,049,912
0.80%, 06/20/23	JPY	20,000,000	175,438
0.80%, 09/20/23	JPY	100,000,000	877,463
1.00%, 09/20/20	JPY	100,000,000	866,427
1.00%, 09/20/21	JPY	20,000,000	175,157
1.00%, 12/20/21	JPY	10,000,000	87,817
1.00%, 03/20/22	JPY	20,000,000	176,071
1.20%, 12/20/20	JPY	25,000,000	219,153
1.20%, 06/20/21	JPY	110,000,000	970,660
1.30%, 12/20/19	JPY	20,000,000	173,913
1.40%, 09/20/19	JPY	50,000,000	434,882
1.40%, 03/20/20	JPY	130,000,000	1,138,532
1.50%, 12/20/17	JPY	40,000,000	340,019
1.50%, 09/20/18	JPY	20,000,000	171,932
Japan Government Thirty Year Bond
1.40%, 09/20/45	JPY	7,500,000	66,370
1.40%, 12/20/45	JPY	20,000,000	177,906
1.50%, 12/20/44	JPY	25,000,000	227,293
1.70%, 06/20/44	JPY	10,000,000	95,045
1.80%, 03/20/43	JPY	30,000,000	291,657
1.90%, 06/20/43	JPY	10,000,000	99,153
2.00%, 09/20/40	JPY	35,000,000	352,929

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
2.00%, 09/20/41	JPY	12,000,000	$121,246
2.40%, 03/20/37	JPY	30,000,000	319,450
2.40%, 09/20/38	JPY	12,000,000	128,645
Japan Government Twenty Year Bond
1.00%, 12/20/35	JPY	25,000,000	212,671
1.20%, 12/20/34	JPY	10,000,000	89,012
1.20%, 03/20/35	JPY	40,000,000	355,092
1.20%, 09/20/35	JPY	5,000,000	44,178
1.30%, 06/20/35	JPY	7,500,000	67,543
1.40%, 09/20/34	JPY	10,000,000	92,069
1.50%, 03/20/34	JPY	30,000,000	281,407
1.50%, 06/20/34	JPY	10,000,000	93,635
1.70%, 12/20/31	JPY	10,000,000	97,368
1.70%, 09/20/32	JPY	40,000,000	388,647
1.70%, 06/20/33	JPY	10,000,000	96,975
1.80%, 12/20/31	JPY	30,000,000	295,800
1.90%, 12/20/28	JPY	10,000,000	99,222
1.90%, 06/20/31	JPY	5,000,000	49,892
2.10%, 12/20/26	JPY	10,000,000	99,703
2.10%, 12/20/27	JPY	10,000,000	100,613
2.10%, 06/20/29	JPY	40,000,000	406,162
2.10%, 09/20/29	JPY	10,000,000	101,683
2.10%, 03/20/30	JPY	10,000,000	101,906
2.10%, 12/20/30	JPY	36,000,000	367,681
2.20%, 03/20/28	JPY	5,000,000	50,946
2.20%, 03/20/30	JPY	40,000,000	412,066
2.30%, 06/20/27	JPY	40,000,000	408,270
Japan Government Two Year Bond
0.10%, 12/15/16	JPY	5,000,000	41,345
0.10%, 10/15/17	JPY	200,000,000	1,656,234

			23,247,349

MALAYSIA — 0.51%
Malaysia Government Bond
3.48%, 03/15/23	MYR	200,000	47,383
3.58%, 09/28/18	MYR	200,000	48,652
3.66%, 10/15/20	MYR	200,000	48,743
3.96%, 09/15/25	MYR	500,000	121,244
4.01%, 09/15/17	MYR	200,000	49,162
4.05%, 09/30/21	MYR	750,000	183,933
4.24%, 02/07/18	MYR	750,000	184,603
4.38%, 11/29/19	MYR	200,000	49,802
4.50%, 04/15/30	MYR	600,000	148,185
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150,000	35,676

			917,383

MEXICO — 0.92%
Mexican Bonos
4.75%, 06/14/18	MXN	1,000,000	55,504
6.50%, 06/10/21	MXN	5,500,000	317,566
7.75%, 05/29/31	MXN	3,000,000	183,064
8.50%, 12/13/18	MXN	6,000,000	364,416
8.50%, 11/18/38	MXN	2,500,000	163,226
10.00%, 12/05/24	MXN	4,500,000	316,593
Mexico Government International Bond
1.63%, 03/06/24	EUR	150,000	156,221
2.75%, 04/22/23	EUR	100,000	112,685

			1,669,275

Security	Principal (000s)		Value

NETHERLANDS — 1.95%
Netherlands Government Bond
0.00%, 04/15/18[c]	EUR	250,000	$273,052
0.25%, 07/15/25[c]	EUR	250,000	265,562
1.25%, 01/15/19[c]	EUR	500,000	567,432
1.75%, 07/15/23[c]	EUR	300,000	363,558
2.00%, 07/15/24[c]	EUR	100,000	123,769
2.25%, 07/15/22[c]	EUR	100,000	124,084
2.50%, 01/15/33[c]	EUR	150,000	200,840
2.75%, 01/15/47[c]	EUR	50,000	75,460
3.25%, 07/15/21[c]	EUR	400,000	513,360
3.50%, 07/15/20[c]	EUR	100,000	126,460
3.75%, 01/15/42[c]	EUR	200,000	344,380
4.00%, 07/15/18[c]	EUR	150,000	179,967
4.00%, 01/15/37[c]	EUR	75,000	125,750
4.50%, 07/15/17[c]	EUR	100,000	116,028
5.50%, 01/15/28	EUR	75,000	126,197

			3,525,899

NEW ZEALAND — 0.32%
New Zealand Government Bond
5.00%, 03/15/19[a]	NZD	400,000	277,731
5.50%, 04/15/23[a]	NZD	100,000	75,599
6.00%, 05/15/21[a]	NZD	300,000	224,966

			578,296

NORWAY — 0.28%
Norway Government Bond
2.00%, 05/24/23[c]	NOK	1,000,000	121,293
3.00%, 03/14/24[c]	NOK	250,000	32,494
3.75%, 05/25/21[c]	NOK	500,000	65,720
4.50%, 05/22/19[c]	NOK	2,250,000	290,465

			509,972

PERU — 0.06%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100,000	107,123

			107,123

POLAND — 0.26%
Poland Government Bond
1.63%, 01/15/19[a]	EUR	100,000	112,341
Poland Government International Bond
1.50%, 01/19/26	EUR	100,000	107,575
3.00%, 01/15/24[a]	EUR	50,000	60,634
4.00%, 03/23/21	EUR	150,000	188,601

			469,151

ROMANIA — 0.03%
Romanian Government International Bond
3.63%, 04/24/24[a]	EUR	50,000	59,652

			59,652

RUSSIA — 0.17%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	10,000,000	120,450

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
7.00%, 08/16/23	RUB	2,000,000	$22,393
7.50%, 03/15/18	RUB	3,000,000	37,978
7.60%, 07/20/22	RUB	10,000,000	117,685

			298,506

SINGAPORE — 0.38%
Singapore Government Bond
2.50%, 06/01/19	SGD	450,000	327,548
2.75%, 04/01/42	SGD	100,000	69,868
2.88%, 09/01/30	SGD	50,000	36,123
3.00%, 09/01/24	SGD	250,000	186,275
3.25%, 09/01/20	SGD	100,000	75,002

			694,816

SLOVAKIA — 0.15%
Slovakia Government Bond
3.00%, 02/28/23[a]	EUR	150,000	193,037
4.35%, 10/14/25[a]	EUR	50,000	72,733

			265,770

SLOVENIA — 0.10%
Slovenia Government Bond
2.13%, 07/28/25[a]	EUR	100,000	114,237
3.00%, 04/08/21[a]	EUR	50,000	60,624

			174,861

SOUTH AFRICA — 0.40%
South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000,000	131,351
6.50%, 02/28/41	ZAR	750,000	32,665
6.75%, 03/31/21	ZAR	3,750,000	215,377
7.00%, 02/28/31	ZAR	1,000,000	50,022
8.00%, 12/21/18	ZAR	500,000	31,082
10.50%, 12/21/26	ZAR	3,750,000	256,439

			716,936

SOUTH KOREA — 2.61%
Korea Treasury Bond
1.63%, 06/10/18	KRW	500,000,000	417,574
2.00%, 12/10/17	KRW	200,000,000	168,142
2.00%, 03/10/20	KRW	400,000,000	337,852
2.00%, 09/10/20	KRW	200,000,000	169,028
2.25%, 06/10/25	KRW	300,000,000	256,060
2.75%, 06/10/17	KRW	200,000,000	169,457
2.75%, 09/10/17	KRW	600,000,000	509,797
2.75%, 09/10/19	KRW	500,000,000	433,229
2.75%, 12/10/44	KRW	200,000,000	190,104
3.00%, 03/10/23	KRW	400,000,000	357,992
3.00%, 09/10/24	KRW	120,000,000	108,240
3.00%, 12/10/42	KRW	75,000,000	74,100
3.13%, 03/10/19	KRW	250,000,000	218,095
3.50%, 03/10/24	KRW	75,000,000	69,756
3.75%, 12/10/33	KRW	275,000,000	286,352
4.00%, 12/10/31	KRW	80,000,000	84,180
4.25%, 06/10/21	KRW	200,000,000	187,871
5.00%, 06/10/20	KRW	150,000,000	142,359
5.50%, 03/10/28	KRW	200,000,000	228,968
5.50%, 12/10/29	KRW	250,000,000	295,463

			4,704,619

Security	Principal (000s)		Value

SPAIN — 4.59%
Autonomous Community of Madrid Spain
1.19%, 05/08/22	EUR	150,000	$162,851
1.83%, 04/30/25[a]	EUR	50,000	54,434
FADE – Fondo de Amortizacion del Deficit Electrico
0.85%, 09/17/19[a]	EUR	200,000	219,285
Instituto de Credito Oficial
0.50%, 12/15/17	EUR	200,000	217,930
4.38%, 05/20/19[a]	EUR	50,000	61,280
Spain Government Bond
0.25%, 04/30/18	EUR	150,000	162,996
0.50%, 10/31/17	EUR	500,000	545,786
1.15%, 07/30/20	EUR	400,000	446,064
1.40%, 01/31/20	EUR	500,000	563,627
1.60%, 04/30/25[c]	EUR	300,000	329,098
1.95%, 04/30/26[c]	EUR	300,000	338,570
1.95%, 07/30/30[c]	EUR	200,000	213,226
2.10%, 04/30/17	EUR	250,000	277,627
2.15%, 10/31/25[c]	EUR	50,000	57,073
2.75%, 04/30/19	EUR	200,000	234,325
2.75%, 10/31/24[c]	EUR	150,000	180,218
3.75%, 10/31/18	EUR	400,000	476,280
3.80%, 04/30/24[c]	EUR	400,000	515,689
4.00%, 04/30/20[c]	EUR	200,000	249,023
4.20%, 01/31/37[c]	EUR	50,000	68,770
4.40%, 10/31/23[c]	EUR	400,000	535,127
4.60%, 07/30/19[c]	EUR	400,000	498,717
4.65%, 07/30/25[c]	EUR	100,000	138,332
4.70%, 07/30/41[c]	EUR	100,000	148,172
4.80%, 01/31/24[c]	EUR	150,000	206,033
4.85%, 10/31/20[c]	EUR	50,000	65,099
4.90%, 07/30/40[c]	EUR	200,000	303,581
5.15%, 10/31/28[c]	EUR	50,000	73,684
5.15%, 10/31/44[c]	EUR	150,000	239,326
5.75%, 07/30/32	EUR	250,000	403,772
5.85%, 01/31/22[c]	EUR	100,000	140,170
6.00%, 01/31/29	EUR	100,000	158,461

			8,284,626

SUPRANATIONAL — 3.01%
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50,000	35,433
Council of Europe Development Bank
0.75%, 06/09/25[a]	EUR	50,000	55,497
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200,000	217,838
0.25%, 10/18/17	EUR	100,000	109,272
0.88%, 04/16/18	EUR	250,000	277,597
1.25%, 01/22/19	EUR	250,000	282,641
1.50%, 01/22/20[a]	EUR	100,000	115,370
1.63%, 09/15/17[a]	EUR	100,000	111,623
2.13%, 02/19/24[a]	EUR	50,000	61,806
2.35%, 07/29/44[a]	EUR	100,000	129,854
3.00%, 09/04/34[a]	EUR	50,000	70,744
3.38%, 07/05/21[a]	EUR	50,000	64,063
European Investment Bank
0.13%, 04/15/25	EUR	50,000	52,178
1.00%, 07/13/18	EUR	200,000	223,314

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Principal (000s)		Value
1.13%, 02/18/20	CAD	50,000	$35,632
1.38%, 01/15/18	GBP	100,000	143,632
Series 2000
1.50%, 07/15/20	EUR	300,000	348,279
2.00%, 04/14/23	EUR	50,000	61,112
2.25%, 03/07/20[a]	GBP	50,000	73,986
2.25%, 10/14/22[a]	EUR	200,000	246,833
2.75%, 09/15/21	EUR	100,000	124,896
3.00%, 10/14/33[a]	EUR	150,000	209,365
3.13%, 03/03/17	EUR	50,000	56,132
3.50%, 04/15/27[a]	EUR	50,000	70,521
3.88%, 06/08/37	GBP	50,000	86,464
4.00%, 04/15/30	EUR	200,000	304,239
4.00%, 10/15/37	EUR	50,000	82,782
4.25%, 04/15/19	EUR	50,000	61,942
4.63%, 04/15/20	EUR	50,000	65,043
4.75%, 10/15/17	EUR	200,000	235,231
5.63%, 06/07/32	GBP	100,000	204,306
6.00%, 08/06/20	AUD	50,000	40,356
6.50%, 08/07/19	AUD	100,000	80,133
European Stability Mechanism
Series 43
0.88%, 10/15/19[a]	EUR	200,000	225,166
1.00%, 09/23/25[a]	EUR	100,000	112,601
1.25%, 10/15/18[a]	EUR	50,000	56,364
1.38%, 03/04/21[a]	EUR	50,000	57,986
1.63%, 11/17/36[a]	EUR	50,000	57,073
European Union
2.75%, 09/21/21[a]	EUR	50,000	62,572
3.38%, 04/04/32[a]	EUR	50,000	72,506
3.75%, 04/04/42	EUR	100,000	165,102
Inter-American Development Bank
3.25%, 02/07/20	AUD	50,000	36,261
International Bank for Reconstruction & Development
1.13%, 03/11/20	CAD	50,000	35,632
1.38%, 12/15/20	GBP	100,000	143,081
2.50%, 03/12/20	AUD	50,000	35,301
3.75%, 02/10/20	NZD	50,000	32,931

			5,430,690

SWEDEN — 0.52%
Sweden Government Bond
1.00%, 11/12/26	SEK	1,000,000	118,102
1.50%, 11/13/23	SEK	250,000	31,525
3.50%, 06/01/22	SEK	1,000,000	140,458
3.50%, 03/30/39	SEK	650,000	102,001
3.75%, 08/12/17	SEK	2,750,000	341,841
4.25%, 03/12/19	SEK	600,000	80,067
5.00%, 12/01/20	SEK	850,000	123,194

			937,188

THAILAND — 0.60%
Thailand Government Bond
3.25%, 06/16/17	THB	2,000,000	57,382
3.63%, 06/16/23	THB	1,000,000	30,694
3.65%, 12/17/21	THB	11,000,000	336,253
3.85%, 12/12/25	THB	1,000,000	31,611
3.88%, 06/13/19	THB	9,500,000	285,861
4.26%, 12/12/37[a]	THB	5,000,000	166,725
4.88%, 06/22/29	THB	5,000,000	174,780

			1,083,306

Security	Principal (000s)		Value

TURKEY — 0.38%
Turkey Government Bond
7.10%, 03/08/23	TRY	200,000	$55,917
7.40%, 02/05/20	TRY	200,000	60,681
8.30%, 06/20/18	TRY	200,000	64,397
8.50%, 07/10/19	TRY	1,000,000	317,594
9.00%, 07/24/24	TRY	400,000	124,200
Turkey Government International Bond
5.13%, 05/18/20	EUR	50,000	60,100

			682,889

UNITED KINGDOM — 9.16%
Transport for London
2.13%, 04/24/25[a]	GBP	100,000	140,674
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	750,000	1,074,961
1.25%, 07/22/18[a]	GBP	150,000	216,664
1.50%, 01/22/21[a]	GBP	50,000	72,540
1.75%, 01/22/17[a]	GBP	100,000	143,846
1.75%, 07/22/19[a]	GBP	500,000	734,074
1.75%, 09/07/22[a]	GBP	400,000	586,264
2.00%, 07/22/20[a]	GBP	620,000	921,730
2.00%, 09/07/25[a]	GBP	125,000	184,089
2.25%, 09/07/23[a]	GBP	300,000	452,833
2.50%, 07/22/65[a]	GBP	100,000	153,552
3.25%, 01/22/44[a]	GBP	300,000	502,899
3.50%, 01/22/45[a]	GBP	250,000	438,675
3.50%, 07/22/68[a]	GBP	170,000	336,158
3.75%, 09/07/19[a]	GBP	500,000	787,123
3.75%, 09/07/20[a]	GBP	400,000	641,695
3.75%, 07/22/52[a]	GBP	225,000	437,144
4.00%, 03/07/22[a]	GBP	90,000	149,688
4.00%, 01/22/60[a]	GBP	210,000	447,079
4.25%, 12/07/27[a]	GBP	360,000	648,925
4.25%, 06/07/32[a]	GBP	300,000	555,335
4.25%, 03/07/36[a]	GBP	275,000	517,672
4.25%, 09/07/39[a]	GBP	230,000	440,537
4.25%, 12/07/40[a]	GBP	275,000	531,409
4.25%, 12/07/46[a]	GBP	225,000	455,379
4.25%, 12/07/49[a]	GBP	200,000	415,060
4.25%, 12/07/55[a]	GBP	225,000	491,179
4.50%, 03/07/19[a]	GBP	165,000	262,512
4.50%, 09/07/34[a]	GBP	300,000	577,608
4.50%, 12/07/42[a]	GBP	275,000	558,650
4.75%, 03/07/20[a]	GBP	150,000	247,048
4.75%, 12/07/30[a]	GBP	325,000	628,522
4.75%, 12/07/38[a]	GBP	260,000	530,546
5.00%, 03/07/18[a]	GBP	500,000	778,991
5.00%, 03/07/25[a]	GBP	150,000	276,889
8.00%, 06/07/21[a]	GBP	100,000	193,627

			16,531,577
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $136,671,988)			137,201,511

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e]	45	$44,873

		44,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,873)		44,873

TOTAL INVESTMENTS IN SECURITIES — 95.34%
(Cost: $171,718,317)		172,146,938
Other Assets, Less Liabilities — 4.66%		8,417,275

NET ASSETS — 100.00%		$180,564,213

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

RUB  —  New Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased			Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	380,000	USD	370,866	02/03/2016	JPM	$6
CZK	2,650,000	USD	106,109	02/03/2016	DB	—
GBP	1,165,000	USD	1,652,553	02/03/2016	CITI	2
GBP	1,175,000	USD	1,666,503	02/03/2016	SSBT	237
ILS	600,000	USD	151,685	02/03/2016	JPM	—
JPY	206,430,000	USD	1,705,117	02/03/2016	BBP	28
JPY	206,430,000	USD	1,705,117	02/03/2016	CITI	28
MXN	7,550,000	USD	415,572	02/03/2016	JPM	—
NZD	280,000	USD	181,160	02/03/2016	WEST	—
TRY	570,000	USD	192,475	02/03/2016	JPM	—
USD	1,543,925	AUD	2,125,000	02/03/2016	UBS	40,876
USD	719,916	CAD	1,000,000	02/03/2016	CITI	9,312
USD	755,906	CAD	1,050,000	02/03/2016	GS	9,772
USD	719,925	CAD	1,000,000	02/03/2016	JPM	9,320
USD	719,940	CAD	1,000,000	02/03/2016	SCB	9,335
USD	380,128	CHF	380,000	02/03/2016	UBS	9,256
USD	106,591	CZK	2,650,000	02/03/2016	UBS	482
USD	349,610	DKK	2,400,000	02/03/2016	UBS	1,615
USD	29,813,848	EUR	27,280,000	02/03/2016	JPM	294,832
USD	1,783,498	GBP	1,210,000	02/03/2016	CITI	67,111
USD	1,857,590	GBP	1,260,000	02/03/2016	GS	70,278
USD	1,783,570	GBP	1,210,000	02/03/2016	JPM	67,183
USD	1,783,552	GBP	1,210,000	02/03/2016	SCB	67,165
USD	154,240	ILS	600,000	02/03/2016	UBS	2,555
USD	1,777,285	JPY	213,675,000	02/03/2016	CITI	12,296
USD	1,777,285	JPY	213,675,000	02/03/2016	GS	12,296
USD	1,777,307	JPY	213,675,000	02/03/2016	JPM	12,318
USD	1,777,263	JPY	213,675,000	02/03/2016	SCB	12,273
USD	436,231	MXN	7,550,000	02/03/2016	UBS	20,659
USD	191,356	NZD	280,000	02/03/2016	UBS	10,196
USD	617,370	SEK	5,200,000	02/03/2016	UBS	10,935
USD	197,157	SGD	280,000	02/03/2016	UBS	432
USD	193,683	TRY	570,000	02/03/2016	UBS	1,209
USD	227,900	ZAR	3,550,000	02/03/2016	UBS	4,672
USD	29,199,047	EUR	26,730,000	03/03/2016	JPM	175,230
USD	1,328,249	KRW	1,550,000,000	03/10/2016	JPM	36,602
USD	93,540	KRW	110,000,000	03/10/2016	MS	1,875
USD	867,261	MYR	3,600,000	03/10/2016	SSBT	3,112
USD	263,331	RUB	20,000,000	03/10/2016	GS	6
USD	65,488	RUB	4,520,000	03/10/2016	JPM	5,977

						979,481

AUD	2,125,000	USD	1,503,076	02/03/2016	WEST	$(27)
CAD	1,015,000	USD	721,268	02/03/2016	BBP	—
CAD	1,005,000	USD	714,159	02/03/2016	CITI	—
CAD	1,015,000	USD	721,264	02/03/2016	DB	—
CAD	1,015,000	USD	721,342	02/03/2016	SSBT	(78)
DKK	2,400,000	USD	347,995	02/03/2016	JPM	—
EUR	550,000	USD	597,915	02/03/2016	JPM	(2,774)
EUR	27,280,000	USD	29,697,557	02/03/2016	JPM	(175,766)
GBP	1,175,000	USD	1,666,973	02/03/2016	BBP	(233)
GBP	60,000	USD	88,047	02/03/2016	BNP	(2,937)
GBP	1,175,000	USD	1,666,743	02/03/2016	DB	—
GBP	60,000	USD	88,443	02/03/2016	HSBC	(3,332)
GBP	80,000	USD	117,925	02/03/2016	JPM	(4,445)
JPY	216,430,000	USD	1,789,202	02/03/2016	DB	(12)
JPY	10,000,000	USD	84,046	02/03/2016	DB	(1,444)
JPY	206,430,000	USD	1,705,328	02/03/2016	SSBT	(184)
JPY	18,980,000	USD	157,864	02/03/2016	UBS	(1,086)
NOK	1,200,000	USD	137,494	02/03/2016	JPM	—
SEK	5,200,000	USD	606,442	02/03/2016	JPM	—
SGD	280,000	USD	196,726	02/03/2016	JPM	—

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2016

Currency Purchased			Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
THB	10,400,000	USD	291,657	02/03/2016	HSBC	$(614)
USD	135,531	NOK	1,200,000	02/03/2016	UBS	(1,962)
USD	287,913	THB	10,400,000	02/03/2016	UBS	(3,130)
ZAR	3,550,000	USD	223,228	02/03/2016	JPM	—
USD	70,813,289	EUR	65,400,000	03/03/2016	JPM	(3,234)
USD	531,533	ZAR	8,500,000	03/03/2016	GS	(4,753)

						(206,011)

		Net unrealized appreciation				$773,470

Counterparties:

BBP  —  Barclays Bank PLC Wholesale

BNP  —  BNP Paribas SA

CITI  —  Citibank N.A. London

DB  —  Deutsche Bank AG

GS  —  Goldman Sachs Group Inc.

HSBC  —  HSBC Bank PLC

JPM  —  JPMorgan Chase Bank N.A.

MS  —  Morgan Stanley and Co. International PLC

SCB  —  Standard Chartered Bank, London

SSBT  —  State Street Bank

UBS  —  UBS AG London

WEST  —  Westpac Banking Corp.

Currency abbreviations:

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NZD  —  New Zealand Dollar

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

USD  —  United States Dollar

ZAR  —  South African Rand

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.25%
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	$500	$522,950
CarMax Auto Owner Trust
Series 2014-3, Class A3
1.16%, 06/17/19 (Call 06/15/18)	510	509,388
Citibank Credit Card Issuance Trust
Series 2014-A8, Class A8
1.73%, 04/09/20	500	504,800

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,531,850)		1,537,138

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.60%

MORTGAGE-BACKED SECURITIES — 1.60%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4
5.49%, 02/10/51	847	866,937
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	1,250	1,297,825
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	764,256
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	672,978
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A3
5.38%, 02/15/40	972	990,321
Series 2007-C3, Class A4
5.89%, 06/15/39[a]	917	940,642
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,098,364
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,067,619
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	513,682
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	74	77,344
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	501,677
Series 2015-C23, Class A4
3.72%, 07/15/50	500	518,054
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	100	100,189
Series 2014-C21, Class A2
2.92%, 08/15/47	425	436,536

		9,846,424

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $9,926,299)		9,846,424

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 33.01%

ADVERTISING — 0.03%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$48,402
inVentiv Health Inc.
9.00%, 01/15/18 (Call 02/29/16)[b]	50	50,594
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	15	15,338
5.88%, 03/15/25 (Call 09/15/19)	50	50,843

		165,177
AEROSPACE & DEFENSE — 0.34%
ADS Tactical Inc.
11.00%, 04/01/18 (Call 04/01/16)[b]	40	40,400
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	100	101,117
Boeing Co. (The)
5.88%, 02/15/40[c]	100	128,179
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	90,375
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	50	48,312
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b,c]	50	46,745
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	36	24,390
LMI Aerospace Inc.
7.38%, 07/15/19 (Call 01/15/17)	30	28,350
Lockheed Martin Corp.
3.35%, 09/15/21	275	286,254
3.80%, 03/01/45 (Call 09/01/44)	100	90,617
4.70%, 05/15/46 (Call 11/15/45)	125	131,334
Northrop Grumman Corp.
3.25%, 08/01/23	25	25,433
4.75%, 06/01/43	75	79,976
Raytheon Co.
3.13%, 10/15/20	175	182,726
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	26,132
TransDigm Inc.
5.50%, 10/15/20 (Call 02/29/16)[c]	15	14,625
6.00%, 07/15/22 (Call 07/15/17)[c]	100	98,000
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	50	39,750
United Technologies Corp.
3.10%, 06/01/22	325	337,638
4.50%, 06/01/42	300	305,432

		2,125,785
AGRICULTURE — 0.39%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	10	7,925
Altria Group Inc.
4.00%, 01/31/24	140	148,249
4.75%, 05/05/21	200	220,146
5.38%, 01/31/44	100	108,106

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
BAT International Finance PLC
3.95%, 06/15/25[b,c]	$250	$260,231
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	90	90,063
Cargill Inc.
4.31%, 05/14/21[b]	200	216,366
Imperial Tobacco Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	203,143
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	150	152,377
Philip Morris International Inc.
4.25%, 11/10/44	200	195,340
5.65%, 05/16/18	225	245,768
Reynolds American Inc.
2.30%, 06/12/18	100	100,839
3.75%, 05/20/23 (Call 02/20/23)	300	303,705
4.45%, 06/12/25 (Call 03/12/25)	35	37,069
5.85%, 08/15/45 (Call 02/15/45)	100	111,737

		2,401,064
AIRLINES — 0.14%
Air Canada
7.75%, 04/15/21[b]	25	25,063
8.75%, 04/01/20 (Call 04/01/17)[b]	26	27,593
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[b]	100	96,250
Allegiant Travel Co.
5.50%, 07/15/19	33	32,835
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,113
American Airlines Group Inc.
5.50%, 10/01/19[b]	50	49,500
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	75	75,750
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	105,305
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	23	22,898
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	200	200,500
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[b]	50	48,750

		862,557
APPAREL — 0.04%
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[c]	25	24,375
6.88%, 05/01/22 (Call 05/01/17)[c]	50	52,875
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	45	44,698
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,083
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	49	50,715

		274,746

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 0.48%
American Honda Finance Corp.
2.13%, 10/10/18	$200	$202,043
2.45%, 09/24/20	100	101,392
Daimler Finance North America LLC
3.25%, 08/01/24[b]	150	148,513
3.50%, 08/03/25[b]	250	250,358
Ford Motor Co.
4.75%, 01/15/43	100	91,311
7.45%, 07/16/31	25	30,235
Ford Motor Credit Co. LLC
3.20%, 01/15/21[c]	500	495,798
General Motors Co.
5.00%, 04/01/35	100	90,134
5.20%, 04/01/45	50	44,436
General Motors Financial Co. Inc.
3.10%, 01/15/19	40	39,639
3.70%, 11/24/20 (Call 10/24/20)[c]	135	134,210
4.30%, 07/13/25 (Call 04/13/25)[c]	100	95,281
4.38%, 09/25/21	150	152,180
4.75%, 08/15/17	50	51,317
Hyundai Capital America
2.60%, 03/19/20[b]	100	99,756
2.60%, 03/19/20[d]	100	99,756
3.00%, 10/30/20[b]	100	100,799
Navistar International Corp.
8.25%, 11/01/21 (Call 02/29/16)	50	31,125
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,585
Toyota Motor Credit Corp.
1.45%, 01/12/18	50	50,063
2.10%, 01/17/19	350	354,298
Volkswagen International Finance NV
2.38%, 03/22/17[b]	200	199,405

		2,961,634
AUTO PARTS & EQUIPMENT — 0.16%
Accuride Corp.
9.50%, 08/01/18 (Call 02/29/16)[c]	25	19,500
American Axle & Manufacturing Inc.
7.75%, 11/15/19	27	28,688
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[c]	30	28,621
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[c]	50	48,250
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[c]	250	252,345
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[c]	40	42,780
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	49,266
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	50	51,937
Magna International Inc.
4.15%, 10/01/25	50	51,452
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	50	48,157
Schaeffler Finance BV
4.75%, 05/15/23 (Call 05/15/18)[b]	200	194,000
ZF North America Capital Inc.
4.50%, 04/29/22[b,c]	150	144,562

		959,558

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
BANKS — 7.28%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	$25	$24,983
4.00%, 03/13/24[c]	200	212,081
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	199,070
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	253,004
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	175	182,468
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	276,839
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	188,000
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	197,250
Banco do Brasil SA/Cayman
5.88%, 01/26/22[d]	200	172,800
Bancolombia SA
5.13%, 09/11/22	300	287,250
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	205,207
Bank Nederlandse Gemeenten NV
0.88%, 02/21/17[b]	450	450,094
Bank of America Corp.
2.63%, 10/19/20[c]	250	247,709
3.30%, 01/11/23	100	98,288
3.88%, 03/22/17	675	692,801
3.88%, 08/01/25[c]	200	201,817
4.00%, 04/01/24[c]	50	50,834
4.00%, 01/22/25	400	390,254
4.88%, 04/01/44	325	330,588
Bank of America N.A.
2.05%, 12/07/18	650	650,987
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	205,815
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[a,d]	200	204,966
Bank of East Asia Ltd. (The)
2.38%, 04/24/17[d]	200	201,085
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	202,538
2.50%, 01/11/17	25	25,320
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19)[c]	250	253,034
2.60%, 08/17/20 (Call 07/17/20)	80	81,171
3.65%, 02/04/24 (Call 01/05/24)	25	26,265
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	75	74,889
1.70%, 06/11/18 (Call 05/11/18)	150	149,880
2.35%, 10/21/20[c]	200	200,233
4.50%, 12/16/25[c]	50	49,485
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[b]	400	398,296
Barclays Bank PLC
6.05%, 12/04/17[b]	100	106,630

Security	Principal (000s)	Value
Barclays PLC
2.88%, 06/08/20	$400	$398,233
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	227,400
2.63%, 06/29/20 (Call 05/29/20)	100	101,400
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	161,223
BNP Paribas SA
1.38%, 03/17/17	350	350,352
7.20%, 12/31/49 (Call 06/25/37)[a,b]	100	112,500
BPCE SA
2.50%, 07/15/19	300	303,746
4.00%, 04/15/24[c]	250	261,923
Caixa Economica Federal
4.50%, 10/03/18[d]	150	140,625
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	52,581
4.20%, 10/29/25 (Call 09/29/25)	35	35,053
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	299,247
CIT Group Inc.
3.88%, 02/19/19	50	49,600
4.25%, 08/15/17	69	69,690
5.00%, 08/15/22[c]	50	50,564
5.25%, 03/15/18	100	103,312
5.50%, 02/15/19[b]	50	51,625
Citigroup Inc.
1.35%, 03/10/17	50	49,926
1.70%, 04/27/18	200	198,541
2.05%, 12/07/18	500	497,734
2.40%, 02/18/20	700	693,231
3.88%, 03/26/25	100	95,853
4.00%, 08/05/24	250	245,918
4.40%, 06/10/25[c]	100	99,764
4.45%, 09/29/27[c]	50	49,413
4.65%, 07/30/45	100	98,843
5.30%, 05/06/44	150	152,799
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	200	201,074
City National Corp./CA
5.25%, 09/15/20	25	27,886
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	251,702
Cooperatieve Rabobank UA
3.88%, 02/08/22	400	424,728
4.38%, 08/04/25[c]	250	254,177
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,382
Credit Agricole SA
8.38%, 10/29/49 (Call 10/13/19)[a,b]	100	111,205
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,536
3.63%, 09/09/24	250	256,596
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20[b,c]	250	250,460
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[a]	200	179,313

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Deutsche Bank AG/London
2.50%, 02/13/19[c]	$300	$298,928
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	25	25,964
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	250	252,173
2.75%, 09/15/20 (Call 08/15/20)	30	29,956
4.00%, 03/03/24	275	282,062
4.80%, 07/08/44 (Call 01/08/44)	250	247,576
5.15%, 05/22/45	350	340,526
6.25%, 09/01/17	1,100	1,171,510
6.25%, 02/01/41	25	29,499
HSBC Holdings PLC
5.10%, 04/05/21	375	416,606
5.25%, 03/14/44	250	245,903
6.80%, 06/01/38	112	132,794
HSBC USA Inc.
1.70%, 03/05/18	500	500,156
3.50%, 06/23/24[c]	100	101,231
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	251,481
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	203,381
Indian Overseas Bank/HK
4.63%, 02/21/18[d]	245	251,117
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[d]	200	199,783
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	200	201,973
ING Bank NV
2.00%, 11/26/18[b]	200	199,905
2.50%, 10/01/19[b,c]	250	253,600
Intesa Sanpaolo SpA
5.25%, 01/12/24	250	263,937
Itau Unibanco Holding SA/Cayman Island
6.20%, 12/21/21[d]	200	190,880
JPMorgan Chase & Co.
1.35%, 02/15/17	825	825,130
2.25%, 01/23/20 (Call 12/23/19)[c]	150	148,681
3.13%, 01/23/25 (Call 10/23/24)[c]	900	868,762
3.25%, 09/23/22	200	200,787
4.25%, 10/15/20[c]	560	600,314
4.95%, 06/01/45[c]	100	100,100
6.40%, 05/15/38	325	400,110
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 02/29/16)[d]	100	66,332
KfW
0.88%, 11/16/17[d]	1,000	998,322
1.13%, 11/16/18[c]	500	499,378
1.50%, 04/20/20	950	949,982
1.75%, 10/15/19	100	101,256
1.88%, 04/01/19	50	50,887
2.00%, 05/02/25	100	98,758
2.13%, 01/17/23	525	532,483

Security	Principal (000s)	Value
Series G
4.38%, 03/15/18	$150	$160,504
Korea Development Bank (The)
3.00%, 09/14/22	200	206,140
3.88%, 05/04/17	200	205,906
Landwirtschaftliche Rentenbank
2.38%, 03/24/21[d]	220	227,572
2.38%, 06/10/25	100	101,822
Lloyds Bank PLC
2.70%, 08/17/20	250	253,928
Lloyds Banking Group PLC
4.50%, 11/04/24[c]	200	205,375
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	700	706,371
5.00%, 02/22/17[b]	50	51,765
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	252,735
Mizuho Bank Ltd.
2.70%, 10/20/20[b]	250	254,417
Mizuho Financial Group Inc.
4.35%, 10/20/25[b]	250	255,450
Morgan Stanley
2.65%, 01/27/20	750	751,032
2.80%, 06/16/20[c]	95	95,453
4.30%, 01/27/45	100	94,108
4.75%, 03/22/17	550	569,929
4.88%, 11/01/22	500	530,688
6.38%, 07/24/42	90	109,372
7.25%, 04/01/32	125	163,102
National Australia Bank Ltd./New York
2.63%, 07/23/20[c]	400	405,783
National Bank of Canada
2.10%, 12/14/18	250	250,451
Nederlandse Waterschapsbank NV
1.25%, 01/16/18[b]	200	200,530
Nordea Bank AB
1.63%, 05/15/18[b]	400	398,827
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	100	99,939
2.38%, 10/01/21	250	257,731
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[e]	500	505,464
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[e,f]	25	24,955
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	200,000
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,094
Royal Bank of Canada
2.00%, 12/10/18	400	401,831
2.35%, 10/30/20[c]	250	250,181
2.50%, 01/19/21	100	100,777
Royal Bank of Scotland Group PLC
4.70%, 07/03/18[c]	9	9,324
6.00%, 12/19/23	50	53,015
6.10%, 06/10/23[c]	100	106,511
7.64%, 12/31/49 (Call 09/30/17)[a]	100	102,750
7.65%, 12/31/49 (Call 09/30/31)[a]	65	80,275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[d]	$200	$198,856
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	100	98,687
4.50%, 07/17/25 (Call 04/17/25)	100	103,586
Santander Issuances SAU
5.18%, 11/19/25[c]	200	188,224
Santander UK Group Holdings PLC
2.88%, 10/16/20	25	25,012
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	185,398
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b,c]	250	252,758
SMFG Preferred Capital USD 1 Ltd.
6.08%, 01/29/49 (Call 01/25/17)[a,b]	250	256,186
Societe Generale SA
2.63%, 09/16/20[b]	250	252,620
2.75%, 10/12/17	250	253,804
Standard Chartered PLC
3.95%, 01/11/23[b]	300	283,706
7.01%, 07/29/49 (Call 07/30/37)[a,b]	100	106,000
State Bank of India/London
3.62%, 04/17/19[d]	200	204,995
State Street Corp.
1.35%, 05/15/18	25	24,841
3.55%, 08/18/25	60	62,923
3.70%, 11/20/23	250	264,219
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	498,189
Svenska Handelsbanken AB
2.40%, 10/01/20[c]	250	251,280
Swedbank AB
2.20%, 03/04/20[b,c]	400	400,041
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	300,250
2.25%, 11/05/19	25	25,177
2.50%, 12/14/20[c]	50	50,381
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	198,032
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[d]	200	192,600
6.88%, 02/03/25 (Call 02/03/20)[a,d]	200	192,262
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	325	327,271
UBS AG/Stamford CT
2.38%, 08/14/19	250	251,708
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[b]	220	218,951
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	192,276
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	205,836

Security	Principal (000s)	Value
Wells Fargo & Co.
2.55%, 12/07/20[c]	$100	$100,301
3.30%, 09/09/24	630	630,905
3.50%, 03/08/22	100	104,395
3.55%, 09/29/25[c]	100	101,632
4.90%, 11/17/45[c]	250	250,643
5.61%, 01/15/44[c]	225	248,557
Westpac Banking Corp.
1.60%, 01/12/18[c]	200	199,982
2.00%, 08/14/17	50	50,443
2.30%, 05/26/20	100	100,477
2.60%, 11/23/20	150	151,739
Woori Bank
6.21%, 05/02/67 (Call 05/02/17)[a,b]	300	311,318
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	201,140

		44,845,017
BEVERAGES — 0.62%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	800	799,141
2.63%, 01/17/23	100	96,860
3.65%, 02/01/26 (Call 11/01/25)	100	101,311
3.70%, 02/01/24[c]	150	154,397
4.63%, 02/01/44[c]	200	200,060
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	49,623
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	100	101,765
Coca-Cola Co. (The)
1.65%, 11/01/18[c]	200	203,055
1.88%, 10/27/20[c]	25	25,081
2.88%, 10/27/25	145	144,930
3.20%, 11/01/23	100	104,899
Constellation Brands Inc.
4.25%, 05/01/23[c]	100	102,375
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	51,500
Diageo Capital PLC
1.13%, 04/29/18	50	49,332
2.63%, 04/29/23 (Call 01/29/23)	200	195,394
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	50	51,062
3.40%, 11/15/25 (Call 08/15/25)	35	35,140
Heineken NV
1.40%, 10/01/17[b]	50	49,963
PepsiCo Inc.
1.13%, 07/17/17	250	250,146
2.15%, 10/14/20 (Call 09/14/20)	550	553,537
2.25%, 01/07/19 (Call 12/07/18)	50	50,940
3.60%, 03/01/24 (Call 12/01/23)[c]	50	53,048
4.45%, 04/14/46 (Call 10/14/45)[c]	25	26,127
5.50%, 01/15/40[c]	125	146,399
SABMiller Holdings Inc.
3.75%, 01/15/22[b]	200	207,304

		3,803,389

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.34%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	$25	$22,688
Amgen Inc.
1.25%, 05/22/17	250	249,564
3.13%, 05/01/25 (Call 02/01/25)[c]	250	242,052
3.63%, 05/15/22 (Call 02/15/22)	50	51,901
4.40%, 05/01/45 (Call 11/01/44)[c]	125	116,008
5.38%, 05/15/43 (Call 11/15/42)[c]	150	159,090
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)[c]	140	142,955
Celgene Corp.
2.88%, 08/15/20	200	201,626
3.88%, 08/15/25 (Call 05/15/25)	200	201,474
4.63%, 05/15/44 (Call 11/15/43)	75	70,083
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	25	21,750
9.50%, 10/21/22 (Call 12/15/18)[b]	50	48,875
Gilead Sciences Inc.
2.55%, 09/01/20	75	76,127
3.50%, 02/01/25 (Call 11/01/24)	225	229,597
4.50%, 02/01/45 (Call 08/01/44)	250	246,291

		2,080,081
BUILDING MATERIALS — 0.16%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 02/29/16)	25	18,438
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[b]	25	23,406
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[d]	200	201,940
Cemex SAB de CV
6.50%, 12/10/19 (Call 12/10/17)[d]	200	188,750
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	50	47,750
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	111,568
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[c]	100	100,000
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	50	49,250
6.00%, 10/15/25 (Call 10/15/20)[b,c]	25	25,500
USG Corp.
7.88%, 03/30/20 (Call 03/30/16)[b]	50	52,250
9.75%, 01/15/18	50	55,000
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[c]	100	99,250

		973,102
CHEMICALS — 0.45%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	90,220
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[c]	25	23,781
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	50	53,750
Braskem Finance Ltd.
5.75%, 04/15/21[c,d]	200	184,250

Security	Principal (000s)	Value
Celanese U.S. Holdings LLC
5.88%, 06/15/21	$50	$53,000
CF Industries Inc.
3.45%, 06/01/23	25	22,744
6.88%, 05/01/18	100	108,172
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b,c]	75	45,937
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	300	287,774
4.38%, 11/15/42 (Call 05/15/42)[c]	25	21,288
5.25%, 11/15/41 (Call 05/15/41)	130	124,450
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)[c]	200	188,460
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	200	203,224
EI du Pont de Nemours & Co.
4.15%, 02/15/43[c]	50	42,986
4.63%, 01/15/20	120	128,222
6.00%, 07/15/18	125	136,341
Hexion Inc.
6.63%, 04/15/20 (Call 02/29/16)[c]	50	38,750
8.88%, 02/01/18 (Call 02/29/16)	50	34,000
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[b,c]	50	43,000
LYB International Finance BV
4.00%, 07/15/23	225	221,711
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	78,577
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	200	168,792
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[b]	50	46,625
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[c]	100	92,893
PPG Industries Inc.
3.60%, 11/15/20	25	25,795
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	244,483
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b]	25	16,625
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	30,125

		2,755,975
COAL — 0.01%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 02/29/16)	25	10,375
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	32,312
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	25	3,438
Peabody Energy Corp.
6.50%, 09/15/20	100	5,750

		51,875

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.36%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	$50	$41,125
ADT Corp. (The)
3.50%, 07/15/22[c]	100	90,250
6.25%, 10/15/21[c]	25	25,938
Ancestry.com Holdings LLC
9.63%, 10/15/18 (Call 02/29/16)[b,g]	50	46,688
APX Group Inc.
6.38%, 12/01/19 (Call 02/29/16)[c]	50	47,812
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	40,583
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b,c]	25	23,610
5.25%, 03/15/25 (Call 03/15/20)[b]	50	45,250
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	100	103,910
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	50	39,500
DP World Ltd.
6.85%, 07/02/37[b]	100	95,025
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[b]	20	19,650
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	50	49,901
6.38%, 10/15/17[b]	50	53,522
7.00%, 10/15/37[b]	100	122,935
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/19 (Call 02/29/16)	27	24,975
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[c]	15	13,725
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	25	20,813
9.25%, 03/01/21 (Call 03/01/17)[b]	25	17,281
9.75%, 08/01/18 (Call 02/29/16)[b]	25	23,344
Hertz Corp. (The)
6.75%, 04/15/19 (Call 02/29/16)	100	100,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	49,375
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b,c]	50	49,250
Johns Hopkins University
Series 2013
4.08%, 07/01/53	25	25,567
Laureate Education Inc.
9.25%, 09/01/19 (Call 02/29/16)[b,c]	50	27,375
Leidos Inc.
5.50%, 07/01/33	50	46,052
Massachusetts Institute of Technology
4.68%, 07/01/14	160	169,092
MasterCard Inc.
2.00%, 04/01/19	100	101,003
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)	100	102,967

Security	Principal (000s)	Value
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[c]	$25	$20,063
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 02/29/16)[b]	25	19,250
Northwestern University
3.87%, 12/01/48	25	25,715
President and Fellows of Harvard College
3.62%, 10/01/37	15	15,125
RR Donnelley & Sons Co.
7.88%, 03/15/21[c]	100	98,440
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	100	104,000
7.00%, 06/15/17	25	26,438
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[b]	40	41,800
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	48,500
5.75%, 11/15/24 (Call 05/15/19)[c]	50	46,125
7.63%, 04/15/22 (Call 04/15/17)[c]	50	51,437
8.25%, 02/01/21 (Call 02/29/16)[c]	57	59,422
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	19,207
Vanderbilt University (The)
5.25%, 04/01/19	10	11,046
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	49,304

		2,252,390
COMPUTERS — 0.53%
Apple Inc.
1.00%, 05/03/18	10	9,950
1.05%, 05/05/17	400	400,827
2.00%, 05/06/20[c]	140	140,894
2.10%, 05/06/19	250	254,573
2.50%, 02/09/25[c]	100	95,993
3.45%, 02/09/45	330	275,896
3.85%, 05/04/43[c]	50	45,045
Dell Inc.
5.88%, 06/15/19	100	102,500
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[c]	100	80,319
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	50	50,094
2.85%, 10/05/18[b]	200	200,126
4.40%, 10/15/22 (Call 08/15/22)[b]	250	248,073
4.90%, 10/15/25 (Call 07/15/25)[b]	100	95,522
6.35%, 10/15/45 (Call 04/15/45)[b,c]	15	13,338
HP Inc.
4.38%, 09/15/21	250	251,123
6.00%, 09/15/41	100	82,407
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)	50	50,000
International Business Machines Corp.
1.63%, 05/15/20[c]	400	395,431
3.63%, 02/12/24	100	102,771
4.00%, 06/20/42[c]	100	89,990
8.38%, 11/01/19	25	30,808

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	$40	$38,000
6.38%, 12/15/23 (Call 12/15/18)[c]	25	24,734
Seagate HDD Cayman
4.75%, 06/01/23	225	193,500

		3,271,914
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
6.50%, 03/01/19	50	40,250
6.75%, 03/15/23	25	16,063
Colgate-Palmolive Co.
0.90%, 05/01/18	150	149,220
4.00%, 08/15/45	50	51,647
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	51,428
Procter & Gamble Co. (The)
4.70%, 02/15/19	300	330,076
5.55%, 03/05/37	50	62,008

		700,692
DISTRIBUTION & WHOLESALE — 0.06%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b,c]	50	51,000
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	50	41,500
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[c]	50	52,000
11.50%, 07/15/20 (Call 10/15/16)	100	110,250
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	47,125
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	50	44,250

		346,125
DIVERSIFIED FINANCIAL SERVICES — 1.38%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[c]	150	147,000
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	160	157,591
Aircastle Ltd.
5.13%, 03/15/21	40	39,500
6.25%, 12/01/19[c]	50	52,750
Ally Financial Inc.
3.25%, 09/29/17	33	32,588
3.25%, 02/13/18	50	49,094
3.75%, 11/18/19	100	97,625
4.13%, 02/13/22[c]	50	48,750
4.63%, 05/19/22	50	50,000
4.75%, 09/10/18	50	50,531
5.13%, 09/30/24	100	101,375
5.75%, 11/20/25 (Call 10/20/25)	50	49,875
8.00%, 03/15/20	25	28,000
8.00%, 11/01/31	40	45,000

Security	Principal (000s)	Value
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)[c]	$200	$198,417
4.05%, 12/03/42[c]	100	95,683
American Express Credit Corp.
1.13%, 06/05/17	300	298,370
Ameriprise Financial Inc.
3.70%, 10/15/24	200	204,778
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	75	71,925
5.00%, 06/15/44[b]	25	25,906
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	25,038
3.45%, 02/13/26 (Call 11/13/25)	40	41,071
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	190,047
CME Group Inc./IL
3.00%, 09/15/22	125	128,533
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b,c]	200	176,000
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[b]	75	78,937
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	50	31,125
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	197,359
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	419,503
6.63%, 08/15/17	200	212,581
Franklin Resources Inc.
2.85%, 03/30/25	100	95,847
GE Capital International Funding Co.
2.34%, 11/15/20[b,c]	581	583,047
3.37%, 11/15/25[b]	264	271,599
General Electric Corp.
2.30%, 01/14/19	50	51,117
3.45%, 05/15/24 (Call 02/13/24)	101	106,210
6.88%, 01/10/39	185	255,275
Series A
5.55%, 05/04/20[c]	201	229,687
HSBC Finance Corp.
6.68%, 01/15/21[c]	250	282,996
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)[c]	50	44,688
6.00%, 08/01/20 (Call 02/01/17)[c]	100	93,865
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	50	51,295
International Lease Finance Corp.
5.88%, 04/01/19[c]	100	103,625
8.63%, 01/15/22[c]	100	117,250
8.75%, 03/15/17	100	105,110
Invesco Finance PLC
4.00%, 01/30/24	200	209,764

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	$100	$103,349
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b,c]	200	162,875
Jefferies Group LLC
5.13%, 04/13/18	100	103,655
6.25%, 01/15/36	25	22,841
LeasePlan Corp. NV
2.88%, 01/22/19[b]	200	198,898
Nasdaq Inc.
5.55%, 01/15/20	25	27,426
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	150	149,754
3.25%, 11/01/25 (Call 08/01/25)	150	150,848
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	50	44,125
9.63%, 05/01/19 (Call 02/29/16)	25	25,969
Navient Corp.
5.50%, 01/25/23[c]	25	20,313
5.63%, 08/01/33	50	32,750
6.13%, 03/25/24	50	41,063
8.00%, 03/25/20	100	98,500
8.45%, 06/15/18	150	155,250
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	50	46,500
Nomura Holdings Inc.
2.75%, 03/19/19	50	50,792
6.70%, 03/04/20	50	58,217
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)	25	22,063
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[b]	50	49,500
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	129,515
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b,c]	50	46,937
Springleaf Finance Corp.
6.90%, 12/15/17	100	102,240
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	45	44,956
4.50%, 07/23/25 (Call 04/24/25)[c]	75	75,400
Visa Inc.
1.20%, 12/14/17	25	25,030
2.20%, 12/14/20 (Call 11/14/20)	35	35,249
3.15%, 12/14/25 (Call 09/14/25)[c]	490	496,905
4.30%, 12/14/45 (Call 06/14/45)[c]	25	25,791

		8,493,038
ELECTRIC — 2.04%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[d]	200	188,750
6.25%, 09/16/19[b]	100	110,060

Security	Principal (000s)	Value
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)[c]	$25	$22,469
7.38%, 07/01/21 (Call 06/01/21)[c]	100	103,000
8.00%, 06/01/20[c]	34	37,060
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	35	34,924
4.30%, 01/02/46 (Call 07/02/45)	100	102,481
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	86,190
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	125	127,601
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	275	275,277
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	75	74,002
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	52,441
8.75%, 03/01/19	50	59,742
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	125	132,335
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)[c]	100	89,875
5.88%, 01/15/24 (Call 11/01/18)[b]	75	76,875
7.88%, 01/15/23 (Call 01/15/17)[b]	13	13,878
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	50	53,607
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	152,900
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	196,752
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	151,443
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	199,000
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,390
3.70%, 03/01/45 (Call 09/01/44)	25	23,097
5.80%, 03/15/18	75	81,479
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	15	19,348
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	102,252
4.45%, 03/15/44 (Call 09/15/43)	125	129,179
Consumers Energy Co.
4.35%, 08/31/64 (Call 02/28/64)	50	48,880
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	199,860
7.00%, 06/15/38	30	36,801
Series B
5.95%, 06/15/35	30	34,470
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	25	23,786
4.30%, 07/01/44 (Call 01/01/44)	95	98,250
5.70%, 10/01/37	40	48,202

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	$200	$233,156
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	221,610
Duke Energy Corp.
1.63%, 08/15/17	25	25,036
2.10%, 06/15/18 (Call 05/15/18)	150	150,599
3.75%, 04/15/24 (Call 01/15/24)	100	101,859
4.80%, 12/15/45 (Call 06/15/45)	225	229,876
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	25,451
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[c]	150	132,750
7.63%, 11/01/24 (Call 11/01/19)[c]	25	22,000
EDP Finance BV
4.90%, 10/01/19[b]	100	102,690
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b,c]	200	198,699
4.88%, 01/22/44[b,c]	160	157,205
4.95%, 10/13/45 (Call 04/13/45)[b]	100	99,161
5.25%, 10/13/55 (Call 04/13/55)[b]	50	49,827
6.50%, 01/26/19[b]	175	197,192
Enel Finance International NV
6.00%, 10/07/39[b]	150	169,277
Engie SA
1.63%, 10/10/17[b]	150	149,913
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	100	103,566
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	160	166,932
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	172,540
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[b]	125	123,736
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[c]	120	117,870
5.60%, 06/15/42 (Call 12/15/41)	130	106,054
6.25%, 10/01/39	100	85,622
FirstEnergy Corp.
Series C
7.38%, 11/15/31	50	61,769
FirstEnergy Solutions Corp.
6.80%, 08/15/39	175	170,725
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	25	25,552
4.05%, 10/01/44 (Call 04/01/44)[c]	55	56,276
5.95%, 02/01/38	175	223,025
GenOn Energy Inc.
9.50%, 10/15/18	50	35,000
Georgia Power Co.
4.30%, 03/15/42	50	48,002
5.40%, 06/01/40	15	16,253
Hydro-Quebec
9.38%, 04/15/30	100	166,236
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	100	103,220
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	210,024

Security	Principal (000s)	Value
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	$100	$102,941
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)[c]	25	26,324
Series 25
3.30%, 10/01/25 (Call 07/01/25)	75	77,454
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,802
4.25%, 05/01/46 (Call 11/01/45)	250	257,132
5.75%, 11/01/35	25	30,115
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	75	75,679
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	20	20,579
5.65%, 02/01/45 (Call 08/01/44)	50	57,738
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	50	51,354
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	50	41,250
6.25%, 05/01/24 (Call 05/01/19)[c]	50	39,875
6.63%, 03/15/23 (Call 09/15/17)[c]	29	23,998
7.63%, 01/15/18[c]	100	101,000
7.88%, 05/15/21 (Call 05/15/16)	40	34,800
NSTAR Electric Co.
3.25%, 11/15/25 (Call 08/15/25)	125	128,093
Oglethorpe Power Corp.
6.10%, 03/15/19	50	55,336
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	200	215,849
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	50	52,328
4.25%, 03/15/46 (Call 09/15/45)	125	124,101
6.05%, 03/01/34	225	273,716
PECO Energy Co.
5.95%, 10/01/36	25	30,558
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	203,250
Portland General Electric Co.
6.10%, 04/15/19	25	27,859
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[c]	50	50,054
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	24,950
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	154,265
4.15%, 10/01/45 (Call 04/01/45)	25	25,671
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b,c]	125	138,002
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	100	101,952
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)[c]	200	203,462
4.05%, 05/01/45 (Call 11/01/44)[c]	50	50,567
4.15%, 11/01/45 (Call 05/01/45)	50	51,432
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[c]	200	196,426

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[d]	$200	$194,800
South Carolina Electric & Gas Co.
6.05%, 01/15/38	50	60,241
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	100	107,872
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	198,134
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	25	25,534
5.15%, 09/15/41	25	23,761
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	201,538
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	28,750
4.63%, 07/15/19 (Call 07/15/16)[b]	40	30,600
6.50%, 05/01/18[c]	25	23,156
Tampa Electric Co.
6.55%, 05/15/36	15	19,578
TECO Finance Inc.
5.15%, 03/15/20	75	81,709
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	19,500
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	80	81,163
4.45%, 02/15/44 (Call 08/15/43)	125	132,327
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	101,715
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	51,664
4.25%, 12/01/45 (Call 06/01/45)	70	72,839
4.63%, 09/01/43 (Call 03/01/43)	25	27,424
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	42,180
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	300	325,008

		12,595,764
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Anixter Inc.
5.63%, 05/01/19[c]	8	8,220
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[b]	50	47,750
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	100,943
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	46,500

		203,413
ELECTRONICS — 0.17%
Avnet Inc.
4.88%, 12/01/22	25	26,092
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	141,055
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	90	87,300
Honeywell International Inc.
4.25%, 03/01/21	200	221,815

Security	Principal (000s)	Value
Jabil Circuit Inc.
4.70%, 09/15/22	$25	$24,000
Koninklijke Philips NV
3.75%, 03/15/22	100	103,690
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,884
3.15%, 01/15/23 (Call 10/15/22)	100	98,887
3.65%, 12/15/25 (Call 09/15/25)	35	35,055
4.50%, 03/01/21	250	269,591

		1,057,369
ENERGY — ALTERNATE SOURCES — 0.01%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[b,c]	50	39,875

		39,875
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	75	75,305
AECOM
5.75%, 10/15/22 (Call 10/15/17)[c]	50	50,562

		125,867
ENTERTAINMENT — 0.13%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	50,937
CCM Merger Inc.
9.13%, 05/01/19 (Call 05/01/16)[b]	27	27,810
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	50,250
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	49,125
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	50	50,244
4.88%, 11/01/20 (Call 08/01/20)[c]	50	48,875
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	192,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 02/29/16)[b]	44	44,055
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	53,000
7.50%, 04/15/21 (Call 02/29/16)	50	52,000
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[c]	50	50,313
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b,c]	50	47,000
10.00%, 12/01/22 (Call 12/01/18)[c]	100	69,500
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b,c]	50	44,000

		829,609
ENVIRONMENTAL CONTROL — 0.09%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 02/29/16)	50	48,500
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	50,250

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[c]	$50	$43,625
7.25%, 12/01/20 (Call 02/29/16)	25	25,297
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	150	148,003
Tervita Corp.
8.00%, 11/15/18 (Call 02/29/16)[b]	50	29,500
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	200	213,990
4.75%, 06/30/20	25	27,355

		586,520
FOOD — 0.63%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[b]	50	52,250
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[c]	100	100,765
Cargill Inc.
4.10%, 11/01/42[b]	50	46,881
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[c]	169	164,446
4.65%, 01/25/43 (Call 07/25/42)	100	89,629
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b,c]	50	51,500
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 02/29/16)[b]	42	41,160
ESAL GmbH
6.25%, 02/05/23 (Call 02/05/18)[c,d]	200	155,500
General Mills Inc.
2.20%, 10/21/19	200	200,902
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 02/29/16)[b]	200	181,250
JM Smucker Co. (The)
3.50%, 03/15/25[c]	80	80,806
Kellogg Co.
4.00%, 12/15/20	100	106,444
Kraft Foods Group Inc.
5.00%, 06/04/42	25	25,541
5.38%, 02/10/20	200	219,606
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[b,c]	100	102,326
4.88%, 02/15/25 (Call 02/15/20)[b]	60	64,189
5.20%, 07/15/45 (Call 01/15/45)[b]	150	157,563
7.13%, 08/01/39[b]	150	183,615
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	101,324
3.85%, 08/01/23 (Call 05/01/23)	200	209,276
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	100	101,143
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	250	257,565
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b,c]	35	33,688

Security	Principal (000s)	Value
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[c]	$50	$52,688
7.75%, 03/15/24 (Call 09/15/18)[b]	50	53,250
8.00%, 07/15/25 (Call 07/15/20)[b]	25	26,875
Safeway Inc.
7.25%, 02/01/31	25	19,938
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 02/29/16)[b]	50	52,500
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/01/16)[b]	50	50,750
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	42,125
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	250	252,879
3.75%, 10/01/25 (Call 07/01/25)	100	102,715
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	106,984
4.88%, 08/15/34 (Call 02/15/34)	100	101,951
U.S. Foods Inc.
8.50%, 06/30/19 (Call 02/29/16)[c]	50	49,750
Unilever Capital Corp.
2.20%, 03/06/19	200	204,079
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[b]	25	24,864

		3,868,717
FOREST PRODUCTS & PAPER — 0.10%
Clearwater Paper Corp.
5.38%, 02/01/25[b]	50	48,125
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	203,805
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	49,006
4.80%, 06/15/44 (Call 12/15/43)	100	85,995
Inversiones CMPC SA
4.38%, 05/15/23[d]	200	193,010
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	26	25,416

		605,357
GAS — 0.23%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	25,265
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	15	17,446
Boston Gas Co.
4.49%, 02/15/42[b]	100	100,602
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	100	101,536
KeySpan Corp.
8.00%, 11/15/30	10	13,449
Korea Gas Corp.
3.88%, 02/12/24[d]	200	214,372
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	100	92,717
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 10/15/16)	50	35,000

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[d]	$200	$194,433
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	49,355
3.75%, 11/15/25 (Call 08/15/25)	200	199,498
6.00%, 10/15/39	100	111,359
Southern California Gas Co.
1.55%, 06/15/18	55	54,923
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	185,000

		1,394,955
HAND & MACHINE TOOLS — 0.03%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 02/29/16)[b]	50	36,250
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	25	24,368
Stanley Black & Decker Inc.
5.75%, 12/15/53 (Call 12/15/18)[a]	100	104,000

		164,618
HEALTH CARE — PRODUCTS — 0.51%
Alere Inc.
7.25%, 07/01/18 (Call 02/29/16)[c]	50	51,687
Becton Dickinson and Co.
1.80%, 12/15/17	100	100,395
3.73%, 12/15/24 (Call 09/15/24)	150	153,600
3.88%, 05/15/24 (Call 02/15/24)	100	102,393
4.88%, 05/15/44 (Call 11/15/43)	100	102,487
Boston Scientific Corp.
2.65%, 10/01/18	250	252,995
3.85%, 05/15/25	100	98,991
Covidien International Finance SA
6.00%, 10/15/17	100	108,016
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	50	33,500
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b,c]	50	42,000
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	50	50,500
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	25	24,563
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	50	50,937
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[b,c]	50	51,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)[c]	100	97,000
Mallinckrodt International Finance SA
4.75%, 04/15/23	100	86,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	40	38,300
Medtronic Inc.
2.50%, 03/15/20	175	178,559
3.50%, 03/15/25[c]	250	255,878
3.63%, 03/15/24 (Call 12/15/23)[c]	25	26,034
4.38%, 03/15/35	250	255,931
4.50%, 03/15/42 (Call 09/15/41)	25	25,524
4.63%, 03/15/45	120	125,149

Security	Principal (000s)	Value
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	$50	$50,143
3.88%, 09/15/25 (Call 06/15/25)	100	102,328
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	99,958
3.38%, 11/01/25 (Call 08/01/25)[c]	35	34,553
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	375	375,958
3.55%, 04/01/25 (Call 01/01/25)	100	97,468
4.25%, 08/15/35 (Call 02/15/35)	50	46,161

		3,119,508
HEALTH CARE — SERVICES — 0.69%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[c]	28	26,390
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	199,702
2.75%, 11/15/22 (Call 08/15/22)	125	123,976
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[c]	75	75,281
Anthem Inc.
2.25%, 08/15/19[c]	100	99,921
3.30%, 01/15/23	150	147,429
4.65%, 08/15/44 (Call 02/15/44)	50	47,623
6.38%, 06/15/37	75	87,753
Ascension Health
4.85%, 11/15/53	25	27,660
Centene Escrow Corp.
5.63%, 02/15/21	30	30,525
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 02/29/16)	50	50,250
5.13%, 08/01/21 (Call 02/01/17)	129	128,032
6.88%, 02/01/22 (Call 02/01/18)[c]	100	90,500
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	146,713
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	49,188
5.13%, 07/15/24 (Call 07/15/19)	50	50,281
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b,c]	100	107,500
HCA Inc.
4.75%, 05/01/23	25	25,063
5.00%, 03/15/24	50	50,625
5.38%, 02/01/25[c]	150	151,687
6.50%, 02/15/20[c]	60	66,150
7.50%, 02/15/22[c]	300	333,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[c]	50	49,355
7.75%, 09/15/22 (Call 02/29/16)	50	51,875
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	100	99,796
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)	50	44,750
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	97,887
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)	40	41,500
Mayo Clinic
Series 2013
4.00%, 11/15/47	25	24,298
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b,c]	25	25,031

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	$75	$73,666
Roche Holdings Inc.
3.00%, 11/10/25 (Call 08/10/25)[b,c]	250	252,310
6.00%, 03/01/19[b]	150	169,505
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	50	42,938
Tenet Healthcare Corp.
4.38%, 10/01/21	25	24,656
5.50%, 03/01/19[c]	100	95,250
6.00%, 10/01/20	50	52,875
6.75%, 06/15/23[c]	50	46,250
8.00%, 08/01/20 (Call 02/29/16)[c]	25	25,063
8.13%, 04/01/22[c]	100	100,250
UnitedHealth Group Inc.
2.70%, 07/15/20	150	154,109
2.88%, 12/15/21	300	306,377
2.88%, 03/15/22 (Call 12/15/21)	50	50,927
4.25%, 03/15/43 (Call 09/15/42)[c]	125	123,741
4.63%, 07/15/35	105	110,702
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	100	101,750

		4,280,110
HOLDING COMPANIES — DIVERSIFIED — 0.37%
Alphabet Holding Co. Inc.
7.75% (8.50% PIK), 11/01/17 (Call 02/29/16)[c,g]	50	48,875
Amipeace Ltd.
2.38%, 11/26/17[d]	200	200,805
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,352
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b,c]	75	75,563
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	40	39,164
FS Investment Corp.
4.00%, 07/15/19[c]	25	25,101
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[c]	50	47,500
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	200	207,988
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[b]	400	399,480
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	224,156
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	25	23,966
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	248,251
3.00%, 02/10/25 (Call 01/10/25)[c]	100	97,062
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b,c]	25	25,688
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[b]	10	7,950
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b,c]	100	105,722

Security	Principal (000s)	Value
State Elite Global Ltd.
3.13%, 01/20/20[d]	$200	$204,628
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	249,150
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[b]	25	23,875

		2,280,276
HOME BUILDERS — 0.13%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	44,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b,c]	50	43,875
CalAtlantic Group Inc.
8.38%, 05/15/18	50	55,125
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[c]	50	50,125
KB Home
4.75%, 05/15/19 (Call 02/15/19)[c]	25	24,000
7.00%, 12/15/21 (Call 09/15/21)	25	23,500
7.25%, 06/15/18	40	41,950
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	36	36,360
4.50%, 06/15/19 (Call 04/16/19)	50	51,250
4.75%, 12/15/17 (Call 09/15/17)[c]	31	31,775
4.88%, 12/15/23 (Call 09/15/23)[c]	50	49,000
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)[b]	25	24,250
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	25	24,375
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	45,000
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	25	23,500
5.63%, 03/01/24 (Call 12/01/23)[b]	50	45,375
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	52,000
TRI Pointe Holdings Inc./TRI Pointe Group Inc.
4.38%, 06/15/19[c]	50	48,500
5.88%, 06/15/24	50	48,500
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)	14	14,455

		776,915
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
1.35%, 03/01/17[c]	100	99,909

		99,909
HOUSEHOLD PRODUCTS & WARES — 0.14%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	51,437
Kimberly-Clark Corp.
2.65%, 03/01/25	300	297,351
6.63%, 08/01/37	25	33,047

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[b]	$50	$48,750
8.13%, 02/01/20 (Call 02/29/16)[c]	50	51,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 02/29/16)[c]	100	100,125
6.88%, 02/15/21 (Call 02/29/16)[c]	100	103,500
9.88%, 08/15/19 (Call 02/29/16)	100	97,750
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b,c]	25	25,625
6.63%, 11/15/22 (Call 11/15/17)	50	53,250
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[c]	25	25,991

		888,701
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.15%, 10/15/18	25	24,557
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b,c]	15	15,412

		39,969
INSURANCE — 1.08%
ACE INA Holdings Inc.
3.15%, 03/15/25	225	226,768
3.35%, 05/15/24	100	102,177
3.35%, 05/03/26 (Call 02/03/26)[c]	100	101,787
4.35%, 11/03/45 (Call 05/03/45)[c]	35	36,646
Aflac Inc.
3.63%, 11/15/24	100	102,609
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	49,682
Allstate Corp. (The)
4.50%, 06/15/43	100	104,631
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	250	242,622
4.13%, 02/15/24	250	249,566
4.38%, 01/15/55 (Call 07/15/54)	200	161,785
Aon Corp.
5.00%, 09/30/20	200	221,565
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	31,041
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,164
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	253,908
4.50%, 02/11/43[c]	100	100,575
Chubb Corp. (The)
5.75%, 05/15/18	100	109,277
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,250
Genworth Holdings Inc.
4.90%, 08/15/23	100	59,000
6.52%, 05/22/18	25	20,437
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	200	221,214

Security	Principal (000s)	Value
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[b,c]	$75	$65,812
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	100,676
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	250	237,173
5.00%, 06/01/21[b]	200	216,102
7.80%, 03/07/87[b,c]	50	57,000
Lincoln National Corp.
7.00%, 06/15/40	100	122,896
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	250	253,499
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	100	147,882
MetLife Inc.
1.76%, 12/15/17	250	250,574
3.60%, 04/10/24	50	50,599
4.60%, 05/13/46 (Call 12/13/45)[c]	250	246,242
4.72%, 12/15/44	200	199,556
Metropolitan Life Global Funding I
2.50%, 12/03/20[b,c]	250	250,532
New York Life Global Funding
2.15%, 06/18/19[b]	250	252,404
Principal Financial Group Inc.
4.70%, 05/15/55 (Call 05/15/20)[a,c]	200	198,000
Principal Life Global Funding II
1.20%, 05/19/17[b]	200	199,831
Progressive Corp. (The)
3.70%, 01/26/45	100	93,525
Prudential Financial Inc.
5.38%, 06/21/20	350	391,055
5.70%, 12/14/36[c]	175	196,523
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	124,840
Travelers Companies Inc. (The)
5.35%, 11/01/40	100	118,221
5.90%, 06/02/19	50	56,481
USI Inc./NY
7.75%, 01/15/21 (Call 02/29/16)[b]	50	44,875
Voya Financial Inc.
2.90%, 02/15/18	200	202,837
5.65%, 05/15/53 (Call 05/15/23)[a]	50	48,500
WR Berkley Corp.
7.38%, 09/15/19	100	116,804

		6,688,143
INTERNET — 0.28%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	200	198,151
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	98,861
4.80%, 12/05/34 (Call 06/05/34)	150	158,208
Baidu Inc.
2.75%, 06/09/19[c]	400	400,046
Blue Coat Holdings Inc.
8.38%, 06/01/23 (Call 06/01/18)[b]	50	50,500

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	$50	$48,500
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	50	50,750
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[c]	125	124,317
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	12	12,450
5.38%, 01/01/22 (Call 01/01/18)[c]	50	52,000
Google Inc.
3.63%, 05/19/21	100	107,435
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	43,000
Netflix Inc.
5.75%, 03/01/24[c]	50	51,375
5.88%, 02/15/25[b,c]	45	46,406
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	200	201,276
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	25	20,750
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)	50	49,456
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	45	43,988

		1,757,469
IRON & STEEL — 0.29%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[d]	200	167,800
AK Steel Corp.
7.63%, 05/15/20 (Call 02/29/16)[c]	50	19,000
8.75%, 12/01/18 (Call 02/29/16)[c]	14	11,935
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[c]	50	31,500
7.63%, 08/15/23 (Call 05/15/23)	25	16,500
ArcelorMittal
5.13%, 06/01/20[c]	25	20,125
6.50%, 03/01/21[c]	100	81,250
8.00%, 10/15/39	100	70,500
10.85%, 06/01/19	50	46,500
CITIC Ltd.
6.80%, 01/17/23[d]	200	232,607
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b,c]	41	6,868
8.25%, 03/31/20 (Call 03/31/18)[b]	25	18,000
Commercial Metals Co.
7.35%, 08/15/18	100	102,000
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	89,750
Glencore Funding LLC
3.13%, 04/29/19[b]	275	209,522
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 02/29/16)	75	56,625
Metalloinvest Finance Ltd.
5.63%, 04/17/20[d]	200	187,040
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	97,903

Security	Principal (000s)	Value
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[b]	$10	$8,300
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	48,375
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	22,250
7.38%, 04/01/20[c]	25	11,875
Vale Overseas Ltd.
4.38%, 01/11/22[c]	300	208,875

		1,765,100
LEISURE TIME — 0.04%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	100	101,342
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	48,625
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[c]	75	76,875
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	49,500

		276,342
LODGING — 0.12%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	46,500
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	25	19,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	49,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[c]	40	41,200
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	23,798
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	153,184
3.75%, 10/01/25 (Call 07/01/25)[c]	100	100,548
MGM Resorts International
6.00%, 03/15/23[c]	100	99,687
6.63%, 12/15/21[c]	25	25,688
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	25	24,680
Wyndham Worldwide Corp.
5.63%, 03/01/21	25	27,291
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[c]	100	95,750
5.50%, 03/01/25 (Call 12/01/24)[b,c]	50	43,844

		751,733
MACHINERY — 0.30%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/29/16)[b,c]	75	58,875

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Briggs & Stratton Corp.
6.88%, 12/15/20	$30	$32,325
Case New Holland Industrial Inc.
7.88%, 12/01/17	100	107,050
Caterpillar Financial Services Corp.
1.70%, 06/16/18	50	50,087
2.50%, 11/13/20	50	50,419
7.15%, 02/15/19	50	57,438
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[c]	300	304,852
3.80%, 08/15/42[c]	50	44,256
CNH Industrial Capital LLC
3.38%, 07/15/19[c]	100	92,000
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	93,979
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	100,241
John Deere Capital Corp.
1.13%, 06/12/17	100	99,987
1.60%, 07/13/18	45	44,974
1.95%, 12/13/18	150	150,815
2.55%, 01/08/21	100	101,706
2.80%, 03/04/21	50	51,065
Joy Global Inc.
5.13%, 10/15/21[c]	25	17,500
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 02/29/16)[c]	50	52,275
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	75	75,388
3.85%, 12/15/25 (Call 09/15/25)	100	101,362
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[b]	50	45,500
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[c]	50	45,000
6.50%, 04/01/20 (Call 04/01/16)	30	28,650
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[c]	50	52,000

		1,857,744
MANUFACTURING — 0.33%
3M Co.
2.00%, 06/26/22[c]	150	148,807
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	49,500
Bombardier Inc.
4.75%, 04/15/19[b]	50	39,500
5.50%, 09/15/18[b]	30	26,625
6.00%, 10/15/22 (Call 04/15/17)[b,c]	25	17,125
6.13%, 01/15/23[b]	50	34,250
7.50%, 03/15/25 (Call 03/15/20)[b,c]	50	34,375
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,314
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 12/15/16)[b]	27	27,270

Security	Principal (000s)	Value
Eaton Corp.
1.50%, 11/02/17	$50	$49,755
2.75%, 11/02/22	200	195,360
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b,c]	50	36,875
General Electric Co.
2.70%, 10/09/22[c]	250	254,552
4.13%, 10/09/42[c]	25	24,687
4.50%, 03/11/44	231	240,293
5.25%, 12/06/17	50	53,560
Harsco Corp.
5.75%, 05/15/18	50	36,250
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	97,203
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	219,916
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	101,008
Siemens Financieringsmaatschappij NV
3.25%, 05/27/25[b,c]	250	254,898
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[c]	40	40,291

		2,007,414
MEDIA — 1.52%
21st Century Fox America Inc.
3.00%, 09/15/22[c]	100	99,502
4.00%, 10/01/23	225	233,567
6.15%, 03/01/37	150	158,915
American Media Inc.
11.50%, 12/15/17 (Call 02/29/16)	25	24,500
Cablevision Systems Corp.
8.00%, 04/15/20[c]	50	47,250
8.63%, 09/15/17[c]	25	25,938
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,708
3.50%, 01/15/25 (Call 10/15/24)	25	23,975
4.00%, 01/15/26 (Call 10/15/25)[c]	80	78,514
4.85%, 07/01/42 (Call 01/01/42)	65	57,799
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[b,c]	100	100,000
5.25%, 09/30/22 (Call 09/30/17)	100	101,250
5.88%, 05/01/27 (Call 05/01/21)[b]	40	39,400
6.50%, 04/30/21 (Call 02/29/16)[c]	90	93,881
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[b]	320	319,219
6.38%, 10/23/35 (Call 04/23/35)[b]	200	201,320
6.48%, 10/23/45 (Call 04/23/45)[b,c]	30	30,117
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[b,c]	75	74,578

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b,c]	$75	$67,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[c]	100	92,625
Series B
7.63%, 03/15/20 (Call 02/29/16)	100	82,500
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)[c]	250	255,102
4.20%, 08/15/34 (Call 02/15/34)	200	197,634
4.75%, 03/01/44	175	181,273
Cox Communications Inc.
3.25%, 12/15/22[b]	250	233,290
CSC Holdings LLC
6.75%, 11/15/21[c]	50	49,375
7.88%, 02/15/18	60	63,150
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	200	197,761
4.45%, 04/01/24 (Call 01/01/24)	100	102,682
5.00%, 03/01/21[c]	75	81,346
5.15%, 03/15/42[c]	100	91,767
5.88%, 10/01/19	125	138,655
Discovery Communications LLC
3.30%, 05/15/22	250	237,223
4.88%, 04/01/43[c]	95	74,785
DISH DBS Corp.
4.25%, 04/01/18[c]	100	100,125
5.13%, 05/01/20	100	99,250
5.88%, 07/15/22[c]	100	94,125
5.88%, 11/15/24[c]	100	89,125
Gray Television Inc.
7.50%, 10/01/20 (Call 02/29/16)[c]	50	51,562
Harron Communications LP/Harron Finance Corp.
9.13%, 04/01/20 (Call 04/01/16)[b]	25	26,313
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/29/16)[c]	50	34,313
9.00%, 03/01/21 (Call 03/01/16)	50	32,500
10.63%, 03/15/23 (Call 03/15/18)	25	16,188
LBI Media Inc.
10.00%, 04/15/19 (Call 02/29/16)[b]	33	31,515
Liberty Interactive LLC
8.25%, 02/01/30	25	24,750
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	50	44,063
Myriad International Holdings BV
6.00%, 07/18/20[d]	200	211,896
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b]	200	200,633
NBCUniversal Media LLC
4.38%, 04/01/21[c]	25	27,393
5.15%, 04/30/20	100	112,400
6.40%, 04/30/40	200	247,428
Neptune Finco Corp.
10.13%, 01/15/23 (Call 01/15/19)[b,c]	200	211,500

Security	Principal (000s)	Value
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	$100	$101,438
5.00%, 04/15/22 (Call 04/15/17)[b,c]	50	50,437
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[b]	200	197,000
Quebecor Media Inc.
5.75%, 01/15/23	50	50,313
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	49,222
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[b]	50	48,625
6.13%, 10/01/22 (Call 10/01/17)[c]	50	51,375
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b]	50	52,125
6.00%, 07/15/24 (Call 07/15/19)[b,c]	98	102,655
TEGNA Inc.
6.38%, 10/15/23 (Call 10/15/18)	100	105,500
Thomson Reuters Corp.
1.65%, 09/29/17	250	249,450
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	43,875
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	175	178,087
4.50%, 09/15/42 (Call 03/15/42)	178	142,052
6.75%, 06/15/39	150	149,755
Time Warner Inc.
3.40%, 06/15/22	25	25,237
3.55%, 06/01/24 (Call 03/01/24)	100	97,663
3.88%, 01/15/26 (Call 10/15/25)[c]	100	98,885
4.65%, 06/01/44 (Call 12/01/43)	150	134,498
4.75%, 03/29/21[c]	275	296,703
4.85%, 07/15/45 (Call 01/15/45)	200	183,505
4.88%, 03/15/20	100	108,292
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b,c]	40	39,900
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	47,375
6.75%, 09/15/22 (Call 09/15/17)[b]	50	51,500
8.50%, 05/15/21 (Call 02/29/16)[b]	75	74,437
Viacom Inc.
2.20%, 04/01/19	200	195,060
4.38%, 03/15/43	193	138,856
4.85%, 12/15/34 (Call 06/15/34)	200	159,535
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[d]	200	186,500
Walt Disney Co. (The)
2.15%, 09/17/20	100	101,621
2.35%, 12/01/22	80	80,082
4.13%, 06/01/44	100	100,863
4.38%, 08/16/41	45	46,779
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)[c]	50	47,125

		9,347,505

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.03%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 02/29/16)[b]	$50	$37,250
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	101,659
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b]	25	20,937

		159,846
MINING — 0.54%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[c]	100	82,000
5.40%, 04/15/21 (Call 01/15/21)[c]	50	44,780
5.72%, 02/23/19	100	99,750
Aleris International Inc.
7.88%, 11/01/20 (Call 02/29/16)	50	38,500
Anglo American Capital PLC
2.63%, 09/27/17[b]	200	174,000
Barrick Gold Corp.
4.10%, 05/01/23[c]	9	7,714
6.95%, 04/01/19	50	51,763
Barrick North America Finance LLC
5.75%, 05/01/43[c]	100	70,478
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[c]	96	88,845
3.25%, 11/21/21	75	71,608
3.85%, 09/30/23[c]	175	165,939
5.00%, 09/30/43	155	137,556
Cia. Brasileira de Aluminio
4.75%, 06/17/24[d]	200	154,000
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	187,354
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	50	41,875
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	25	11,406
7.00%, 02/15/21 (Call 02/15/18)[b]	100	45,250
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 03/03/16)[b,c]	107	86,670
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	25	10,125
5.40%, 11/14/34 (Call 05/14/34)	150	59,062
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]	50	31,594
Glencore Funding LLC
4.00%, 04/16/25[b]	200	130,540
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/01/16)	50	30,125
Kaiser Aluminum Corp.
8.25%, 06/01/20 (Call 06/01/16)	57	59,280
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[d]	200	200,082
New Gold Inc.
7.00%, 04/15/20 (Call 04/15/16)[b]	50	41,750

Security	Principal (000s)	Value
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[c]	$100	$89,943
4.88%, 03/15/42 (Call 09/15/41)	100	69,819
Novelis Inc.
8.75%, 12/15/20 (Call 02/29/16)[c]	100	90,890
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[c]	50	44,982
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	200	192,779
2.88%, 08/21/22 (Call 05/21/22)[c]	350	311,873
Southern Copper Corp.
5.25%, 11/08/42[c]	150	108,000
7.50%, 07/27/35	100	91,625
Teck Resources Ltd.
2.50%, 02/01/18	50	41,063
4.75%, 01/15/22 (Call 10/15/21)	25	13,688
6.25%, 07/15/41 (Call 01/15/41)	115	53,188
Vedanta Resources PLC
9.50%, 07/18/18[d]	100	71,034

		3,300,930
MUNICIPAL DEBT SECURITIES — 0.01%
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	50	36,000

		36,000
OFFICE & BUSINESS EQUIPMENT — 0.04%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)[c]	50	52,562
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	100	98,299
Xerox Corp.
2.95%, 03/15/17	25	25,128
4.50%, 05/15/21[c]	100	100,071

		276,060
OIL & GAS — 2.54%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	50	15,000
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[c]	250	199,156
6.38%, 09/15/17	25	24,998
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[c]	50	42,125
5.63%, 06/01/23 (Call 06/01/18)[b,c]	50	41,500
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	89,851
4.75%, 04/15/43 (Call 10/15/42)	75	54,858
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	30,000
Berry Petroleum Co. LLC
6.75%, 11/01/20 (Call 02/29/16)	50	11,000
Bill Barrett Corp.
7.63%, 10/01/19 (Call 02/29/16)	50	29,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[b]	25	18,688

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	$15	$5,888
BP Capital Markets PLC
1.38%, 05/10/18	150	147,482
2.24%, 05/10/19	50	49,552
3.06%, 03/17/22	85	82,807
3.51%, 03/17/25	100	95,656
3.54%, 11/04/24	225	216,029
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	4,063
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	23	4,600
8.00%, 12/15/22 (Call 12/15/18)[b,c]	61	24,247
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	18,000
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	74,381
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	25	17,469
7.50%, 09/15/20 (Call 09/15/16)[c]	50	38,875
Cenovus Energy Inc.
5.70%, 10/15/19	95	89,301
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	89	38,047
Chevron Corp.
1.34%, 11/09/17	50	49,790
2.36%, 12/05/22 (Call 09/05/22)	25	23,884
2.42%, 11/17/20 (Call 10/17/20)	50	49,742
2.43%, 06/24/20 (Call 05/24/20)	250	250,954
3.33%, 11/17/25 (Call 08/17/25)	100	99,134
4.95%, 03/03/19	250	271,017
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)[c]	50	46,687
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	95,000
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 02/29/16)[c]	25	13,250
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,901
4.25%, 05/09/43	200	185,853
CNPC General Capital Ltd.
1.26%, 05/14/17[a,d]	200	199,705
3.95%, 04/19/22[b]	200	207,862
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[b,c]	25	9,688
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[c]	100	90,000
ConocoPhillips
5.75%, 02/01/19	225	234,908
6.00%, 01/15/20[c]	250	263,135
6.50%, 02/01/39[c]	100	96,389
ConocoPhillips Co.
1.50%, 05/15/18[c]	25	23,917
3.35%, 11/15/24 (Call 08/15/24)[c]	225	192,615
3.35%, 05/15/25 (Call 02/15/25)[c]	50	42,487
4.15%, 11/15/34 (Call 05/15/34)	150	115,266

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$25	$15,875
4.50%, 04/15/23 (Call 01/15/23)[c]	50	34,000
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	16,500
5.50%, 05/01/22 (Call 05/01/17)	25	8,750
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	64,042
5.85%, 12/15/25 (Call 09/15/25)[c]	60	55,617
6.30%, 01/15/19[c]	50	46,000
Devon Financing Corp. LLC
7.88%, 09/30/31	25	21,304
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	216,750
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)[b]	15	4,650
Ecopetrol SA
5.88%, 09/18/23	200	174,750
Encana Corp.
6.50%, 08/15/34	100	57,500
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[c]	50	2,875
11.00%, 03/15/20 (Call 09/15/17)[b]	25	6,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	90,000
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)[c]	50	45,929
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	50	17,500
9.38%, 05/01/20 (Call 05/01/16)	50	21,250
Exxon Mobil Corp.
0.92%, 03/15/17	150	149,977
2.71%, 03/06/25 (Call 12/06/24)[c]	600	584,757
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 02/29/16)[c]	50	24,750
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	187,580
8.15%, 04/11/18[d]	100	106,710
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b,c]	50	31,500
Hess Corp.
5.60%, 02/15/41	100	71,204
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	38,625
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	25	8,875
Korea National Oil Corp.
4.00%, 01/23/24[d]	200	215,460
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[c]	100	71,000
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 09/15/21 (Call 09/15/17)	100	11,252
12.00%, 12/15/20 (Call 12/15/18)[b]	25	8,875

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Lukoil International Finance BV
3.42%, 04/24/18[d]	$200	$195,750
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)[c]	100	71,000
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	48,288
3.63%, 09/15/24 (Call 06/15/24)	150	133,451
5.85%, 12/15/45 (Call 06/15/45)	100	85,521
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	75	38,392
6.50%, 03/15/21 (Call 02/29/16)[b,c]	10	5,675
7.00%, 03/31/24 (Call 09/30/18)[b]	25	13,063
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	15,000
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	50	37,500
Midstates Petroleum Co. Inc.
10.00%, 06/01/20 (Call 06/01/17)	25	7,375
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	50	29,250
Newfield Exploration Co.
5.75%, 01/30/22[c]	50	42,892
Nexen Energy ULC
6.40%, 05/15/37	50	58,324
7.50%, 07/30/39	75	95,383
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	150	134,955
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)	150	72,000
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)[c]	25	14,000
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 02/29/16)	26	24,736
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	75	43,500
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	91,916
4.63%, 06/15/45 (Call 12/15/44)	35	31,921
Paramount Resources Ltd.
6.88%, 06/30/23 (Call 06/30/18)[b]	25	15,938
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	25	17,438
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[b]	15	14,400
PBF Holding Co. LLC
7.00%, 11/15/23 (Call 11/15/18)[b]	25	22,875
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	4,063
Pertamina Persero PT
6.50%, 05/27/41[d]	200	173,481
Petro-Canada
6.80%, 05/15/38	100	96,511

Security	Principal (000s)	Value
Petrobras Global Finance BV
2.76%, 01/15/19[a]	$200	$147,000
2.89%, 03/17/17[a]	200	186,000
3.00%, 01/15/19	200	152,000
4.38%, 05/20/23	175	115,271
5.38%, 01/27/21	100	75,125
6.75%, 01/27/41	125	78,556
6.85%, 06/05/49	100	63,250
Petroleos de Venezuela SA
5.25%, 04/12/17[d]	65	25,350
6.00%, 05/16/24[d]	100	29,500
6.00%, 11/15/26[d]	200	58,780
8.50%, 11/02/17[d]	33	13,747
9.00%, 11/17/21[d]	125	41,687
9.75%, 05/17/35[d]	150	51,037
Petroleos Mexicanos
3.50%, 07/23/20[b]	100	92,630
4.88%, 01/18/24	200	180,957
6.00%, 03/05/20	100	102,086
6.38%, 01/23/45	50	41,794
6.50%, 06/02/41	300	256,482
6.63%, 06/15/38	200	173,640
8.00%, 05/03/19	125	135,331
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	217,596
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	132,552
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	100	92,997
3.95%, 07/15/22 (Call 04/15/22)	50	46,392
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/16)	25	16,250
6.63%, 11/15/20 (Call 02/29/16)	25	17,250
PTT PCL
4.50%, 10/25/42[d]	200	186,671
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	17,000
5.38%, 10/01/22 (Call 07/01/22)[c]	50	34,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[c]	50	39,000
5.00%, 03/15/23 (Call 03/15/18)[c]	50	39,000
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	274,812
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	100	92,660
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/01/16)	15	6,431
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	15	13,350
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	50	20,000
7.75%, 06/15/21 (Call 06/15/17)	15	6,225
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[b]	25	4,719
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[b]	10	8,913
Shell International Finance BV
2.00%, 11/15/18	250	248,755

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
2.25%, 11/10/20	$325	$319,437
2.25%, 01/06/23	100	91,031
4.30%, 09/22/19	25	26,581
4.38%, 03/25/20	95	101,461
4.38%, 05/11/45[c]	250	230,307
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	193,259
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,922
4.38%, 04/10/24[d]	200	209,719
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	400	397,410
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)	50	28,750
6.50%, 01/01/23 (Call 07/01/17)	50	28,875
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	100	62,750
4.95%, 01/23/25 (Call 10/23/24)[c]	50	31,500
Statoil ASA
1.15%, 05/15/18	500	491,255
2.45%, 01/17/23	137	126,730
3.95%, 05/15/43	150	129,418
Suncor Energy Inc.
6.10%, 06/01/18	25	26,024
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b,c]	25	23,438
6.38%, 04/01/23 (Call 04/01/18)[b]	50	46,125
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	50	48,187
Total Capital International SA
2.10%, 06/19/19	250	248,596
3.75%, 04/10/24[c]	25	24,859
Total Capital SA
4.45%, 06/24/20	250	268,735
Transocean Inc.
3.00%, 10/15/17[c]	50	42,500
7.13%, 12/15/21[c]	150	88,125
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[b]	50	7,000
Valero Energy Corp.
4.90%, 03/15/45[c]	50	40,076
6.63%, 06/15/37	25	24,335
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)[c]	50	7,875

Security	Principal (000s)	Value
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	$100	$62,750
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)[c]	87	50,460
YPF SA
8.75%, 04/04/24[d]	200	191,540

		15,670,788
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
5.13%, 09/15/40[c]	100	88,076
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 02/29/16)	25	6,650
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	150	140,719
3.80%, 11/15/25 (Call 08/15/25)	100	92,771
5.00%, 11/15/45 (Call 05/15/45)	150	133,781
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	34,375
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	100	88,202
3.95%, 12/01/42 (Call 06/01/42)	15	10,746
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	68,469
4.00%, 12/21/25 (Call 09/21/25)[b]	95	92,510
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	124,783
SESI LLC
6.38%, 05/01/19 (Call 02/29/16)[c]	25	18,375
Weatherford International LLC
6.35%, 06/15/17	12	10,560
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[c]	225	147,938

		1,057,955
PACKAGING & CONTAINERS — 0.12%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.00%, 11/15/20 (Call 11/15/16)[b]	35	33,441
Ball Corp.
5.00%, 03/15/22[c]	50	51,750
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[c]	50	48,750
5.50%, 05/15/22 (Call 05/15/17)[c]	50	49,875
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[b]	50	48,250
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[b,c]	50	41,250

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[c]	$75	$74,250
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b,c]	50	48,000
Owens-Illinois Inc.
7.80%, 05/15/18	36	39,240
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	104,328
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[b]	50	46,000
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	101,250
WestRock RKT Co.
4.90%, 03/01/22	50	53,710

		740,094
PHARMACEUTICALS — 1.27%
Abbott Laboratories
5.30%, 05/27/40	100	115,598
AbbVie Inc.
1.80%, 05/14/18	500	499,722
2.90%, 11/06/22	175	170,955
3.20%, 11/06/22 (Call 09/06/22)	250	250,983
3.60%, 05/14/25 (Call 02/14/25)[c]	35	34,972
4.40%, 11/06/42	25	23,525
4.70%, 05/14/45 (Call 11/14/44)	100	98,536
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	200	203,092
3.45%, 03/15/22 (Call 01/15/22)	300	304,634
3.80%, 03/15/25 (Call 12/15/24)	47	47,600
4.85%, 06/15/44 (Call 12/15/43)	200	200,504
Actavis Inc.
1.88%, 10/01/17	150	149,975
4.63%, 10/01/42 (Call 04/01/42)	200	195,252
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,217
AstraZeneca PLC
1.95%, 09/18/19	25	24,997
3.38%, 11/16/25	50	50,183
4.00%, 09/18/42	170	161,614
4.38%, 11/16/45	25	24,924
6.45%, 09/15/37[c]	90	114,634
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	50	49,982
4.00%, 06/23/25 (Call 03/23/25)[b]	40	39,750
5.25%, 06/23/45 (Call 12/23/44)[b]	20	19,812
Bayer U.S. Finance LLC
3.38%, 10/08/24[b]	200	205,967
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	109,846
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	100	102,543
Eli Lilly & Co.
1.95%, 03/15/19	175	177,805
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	150	145,059

Security	Principal (000s)	Value
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[b]	$100	$99,250
7.75%, 01/15/22 (Call 07/15/16)[b]	50	52,188
Express Scripts Holding Co.
2.25%, 06/15/19	250	249,810
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[c]	25	25,192
6.38%, 05/15/38	100	126,814
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50	51,203
JLL/Delta Dutch Pledgeco BV 8.75% (9.50%, PIK), 05/01/20
8.75% (9.50%, PIK) 05/01/20 (Call 05/01/16)[b,g]	25	22,125
Johnson & Johnson
3.38%, 12/05/23	250	269,549
4.38%, 12/05/33 (Call 06/05/33)	20	22,005
5.95%, 08/15/37[c]	50	65,163
McKesson Corp.
2.28%, 03/15/19	50	50,392
4.88%, 03/15/44 (Call 09/15/43)	100	100,296
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,423
4.13%, 11/15/25 (Call 08/15/25)	225	230,610
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	250	246,836
2.80%, 05/18/23	50	50,393
4.15%, 05/18/43	100	100,597
Novartis Capital Corp.
2.40%, 09/21/22[c]	250	251,322
3.00%, 11/20/25 (Call 08/20/25)	100	100,992
4.00%, 11/20/45 (Call 05/20/45)	50	50,316
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	275,740
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	200	198,073
Pfizer Inc.
1.10%, 05/15/17	150	150,029
6.20%, 03/15/19	300	340,648
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[c]	30	33,070
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	50	47,156
5.50%, 03/01/23 (Call 03/01/18)[b]	50	44,125
5.88%, 05/15/23 (Call 05/15/18)[b,c]	125	111,875
6.13%, 04/15/25 (Call 04/15/20)[b]	125	112,344
6.38%, 10/15/20 (Call 10/15/16)[b]	50	48,000
6.75%, 08/15/18 (Call 02/29/16)[b]	25	24,891
7.50%, 07/15/21 (Call 07/15/16)[b]	50	49,594
Wyeth LLC
5.95%, 04/01/37	200	241,990
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,412
4.50%, 11/13/25 (Call 08/13/25)	275	281,847

		7,805,951

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
PIPELINES — 0.79%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	$150	$144,392
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)[c]	50	43,221
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b,c]	100	99,520
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	50	31,687
DCP Midstream LLC
5.35%, 03/15/20[b]	100	81,748
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	33,611
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	33,490
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	23,129
5.88%, 10/15/25 (Call 07/15/25)[c]	100	93,624
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	20,966
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[c]	50	35,500
7.50%, 10/15/20[c]	50	44,000
Energy Transfer Partners LP
5.15%, 03/15/45 (Call 09/15/44)	50	34,150
5.20%, 02/01/22 (Call 11/01/21)	375	326,807
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	50	29,006
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	274,342
4.85%, 03/15/44 (Call 09/15/43)	100	80,299
4.90%, 05/15/46 (Call 11/15/45)	25	20,397
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	40,000
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	100	91,765
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	21,363
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[c]	700	640,436
4.30%, 06/01/25 (Call 03/01/25)[c]	100	86,806
5.30%, 12/01/34 (Call 06/01/34)	100	79,149
5.55%, 06/01/45 (Call 12/01/44)	100	78,318
7.80%, 08/01/31	25	23,857
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)[c]	150	132,633
4.20%, 12/01/42 (Call 06/01/42)	25	18,466
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[b]	100	83,000
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 02/29/16)[b,c]	50	46,750
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	50	40,625

Security	Principal (000s)	Value
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)[c]	$125	$104,966
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	199,572
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	44,639
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	44,750
6.00%, 01/15/19[b,c]	100	94,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	91,500
5.63%, 03/01/25 (Call 12/01/24)	75	64,500
5.75%, 05/15/24 (Call 02/15/24)[c]	100	87,750
Spectra Energy Capital LLC
8.00%, 10/01/19	50	55,898
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[c]	100	87,902
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	70,933
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	36,500
5.00%, 01/15/18 (Call 10/15/17)	50	46,687
6.63%, 10/01/20 (Call 10/01/16)[b]	30	26,025
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	21,888
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b,c]	50	46,437
6.25%, 10/15/22 (Call 10/15/18)[b,c]	50	45,500
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	22,086
4.88%, 01/15/26	80	80,649
7.63%, 01/15/39	150	177,780
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	55,221
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[c]	150	96,750
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	100	72,456
4.00%, 09/15/25 (Call 06/15/25)[c]	100	70,447
4.30%, 03/04/24 (Call 12/04/23)	275	199,754
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	79,000

		4,856,647
REAL ESTATE — 0.31%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	101,914
China Overseas Finance Cayman VI Ltd.
6.45%, 06/11/34[d]	200	213,784
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	204,318
7.88%, 05/27/19 (Call 05/27/17)[d]	200	210,478

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	$200	$197,500
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b]	100	99,945
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	197,604
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	203,326
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[d]	200	204,787
Vonovia Finance BV
3.20%, 10/02/17[b]	100	101,070
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	200,028

		1,934,754

REAL ESTATE INVESTMENT TRUSTS — 0.52%
American Tower Corp.
3.40%, 02/15/19	200	204,508
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	30,115
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)[c]	175	180,337
3.85%, 02/01/23 (Call 11/01/22)	150	155,601
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	99,405
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b,c]	25	23,875
8.25%, 10/15/23 (Call 04/15/19)[c]	25	22,062
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,921
Corrections Corp. of America
5.00%, 10/15/22 (Call 07/15/22)[c]	100	101,375
Crown Castle International Corp.
4.88%, 04/15/22[c]	25	26,125
5.25%, 01/15/23	40	42,200
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	95,724
Digital Delta Holdings LLC
4.75%, 10/01/25 (Call 07/01/25)[b]	50	51,413
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)[c]	50	50,460
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	52,299
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	100	103,500
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,129
4.50%, 06/01/45 (Call 12/01/44)	30	30,919
4.63%, 12/15/21 (Call 09/15/21)	100	110,897
HCP Inc.
4.00%, 06/01/25 (Call 03/01/25)	100	98,613
5.38%, 02/01/21 (Call 11/03/20)[c]	150	165,313

Security	Principal (000s)	Value
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	$25	$26,215
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	75	73,501
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[c]	100	94,250
7.13%, 02/15/18	48	47,640
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	100	93,445
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	25	21,742
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	150	158,368
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	49,980
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,611
3.30%, 01/15/26 (Call 10/15/25)	55	55,090
3.75%, 02/01/24 (Call 11/01/23)	200	208,475
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	200	193,233
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	250	249,017
Weyerhaeuser Co.
7.38%, 03/15/32	100	118,522

		3,211,880
RETAIL — 0.92%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b,c]	100	104,375
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[c]	50	49,000
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	50	48,875
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,830
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	35	34,504
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,104
BMC Stock Holdings Inc.
9.00%, 09/15/18 (Call 02/29/16)[b]	32	33,200
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 06/15/16)	25	9,625
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 02/29/16)[b]	50	29,875
Costco Wholesale Corp.
1.75%, 02/15/20[c]	100	100,064
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	250	253,792
3.50%, 07/20/22 (Call 05/20/22)	100	103,825
4.88%, 07/20/35 (Call 01/20/35)	100	104,189
5.13%, 07/20/45 (Call 01/20/45)[c]	50	53,649
5.75%, 06/01/17	165	174,367
6.13%, 09/15/39	100	119,182

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[c]	$25	$24,270
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[b,c]	50	52,500
5.75%, 03/01/23 (Call 03/01/18)[b,c]	100	105,375
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	50	39,438
6.75%, 06/15/23 (Call 06/15/19)[b,c]	25	19,000
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	254,213
4.25%, 04/01/46 (Call 10/01/45)	100	100,956
4.40%, 03/15/45 (Call 09/15/44)	100	103,087
5.88%, 12/16/36	25	30,493
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	100	82,500
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 02/29/16)[b]	25	20,125
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	150	145,666
L Brands Inc.
5.63%, 02/15/22[c]	150	161,212
6.88%, 11/01/35[b]	50	51,688
Landry’s Holdings II Inc.
10.25%, 01/01/18 (Call 02/29/16)[b]	32	31,680
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	250	257,602
4.65%, 04/15/42 (Call 10/15/41)	25	26,379
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	223,194
McDonald’s Corp.
2.63%, 01/15/22	200	198,271
3.70%, 02/15/42	25	21,224
4.88%, 12/09/45 (Call 06/09/45)[c]	250	253,590
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[b,c]	50	51,500
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b,c]	50	37,500
New Albertsons Inc.
7.45%, 08/01/29	75	60,375
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	50	48,500
5.75%, 10/01/22 (Call 10/01/17)	15	14,888
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	48,500
QVC Inc.
4.85%, 04/01/24	25	23,892
Radio Systems Corp.
8.38%, 11/01/19 (Call 02/29/16)[b]	27	27,810
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b,c]	50	52,750
6.75%, 06/15/21 (Call 06/15/16)	75	79,312
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[c]	50	52,188

Security	Principal (000s)	Value
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	$100	$108,169
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[c]	50	41,625
Target Corp.
3.50%, 07/01/24[c]	250	263,798
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/29/16)	4	3,400
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 02/29/16)	100	92,550
Wal-Mart Stores Inc.
4.25%, 04/15/21[c]	125	138,813
4.30%, 04/22/44 (Call 10/22/43)[c]	100	103,069
5.63%, 04/01/40	90	107,913
6.50%, 08/15/37	270	352,289
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	49,868
3.30%, 11/18/21 (Call 09/18/21)	350	347,553
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	50	43,500

		5,666,681
SAVINGS & LOANS — 0.03%
Nationwide Building Society
2.35%, 01/21/20[b]	200	200,664

		200,664
SEMICONDUCTORS — 0.32%
Advanced Micro Devices Inc.
7.50%, 08/15/22	50	31,000
7.75%, 08/01/20 (Call 02/29/16)[c]	25	15,875
Amkor Technology Inc.
6.63%, 06/01/21 (Call 02/29/16)	50	48,125
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)[c]	250	257,688
5.30%, 12/15/45 (Call 06/15/45)	100	105,014
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)[c]	65	65,971
5.10%, 10/01/35 (Call 04/01/35)	40	41,019
5.85%, 06/15/41	50	55,201
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	50	51,000
Intel Corp.
1.35%, 12/15/17	250	250,994
3.10%, 07/29/22	50	51,686
4.80%, 10/01/41	50	51,855
4.90%, 07/29/45 (Call 01/29/45)	250	259,364
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	40,500
5.50%, 02/01/25 (Call 08/01/19)	50	39,500
5.63%, 01/15/26 (Call 05/01/20)[b]	25	19,375
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[b,c]	50	49,375
QUALCOMM Inc.
2.25%, 05/20/20[c]	55	55,149
3.45%, 05/20/25 (Call 02/20/25)[c]	100	97,119

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
4.65%, 05/20/35 (Call 11/20/34)	$200	$185,464
4.80%, 05/20/45 (Call 11/20/44)	50	44,184
Sensata Technologies BV
4.88%, 10/15/23[b]	50	49,000
Texas Instruments Inc.
1.65%, 08/03/19	100	99,583

		1,964,041
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	75	77,438

		77,438
SOFTWARE — 0.51%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b,c]	40	42,000
6.13%, 09/15/23 (Call 09/15/18)[b,c]	50	53,500
Aspect Software Inc.
10.63%, 05/15/17 (Call 02/29/16)	25	18,750
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	40	40,300
6.13%, 11/01/23 (Call 11/01/18)[b]	50	50,375
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	39,678
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	15	9,188
BMC Software Inc.
7.25%, 06/01/18	28	22,680
Boxer Parent Co. Inc.
9.00% (9.75%, PIK), 10/15/19 (Call 02/29/16)[b,g]	25	14,250
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	198,404
Emdeon Inc.
11.00%, 12/31/19 (Call 02/29/16)	33	34,320
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	50,834
5.00%, 03/15/22 (Call 03/15/17)	50	51,858
5.00%, 10/15/25 (Call 07/15/25)	100	104,203
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b,c]	40	40,000
5.38%, 08/15/23 (Call 08/15/18)[b,c]	50	51,000
5.75%, 01/15/24 (Call 01/15/19)[b,c]	85	84,363
6.75%, 11/01/20 (Call 02/29/16)[b,c]	100	105,375
7.00%, 12/01/23 (Call 12/01/18)[b,c]	50	50,375
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[b,c]	75	65,438
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b,c]	25	22,375
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)[c]	120	121,213
3.50%, 02/12/35 (Call 08/12/34)	150	140,014
3.63%, 12/15/23 (Call 09/15/23)	275	295,749
3.75%, 02/12/45 (Call 08/12/44)	100	92,126
4.75%, 11/03/55 (Call 05/03/55)	50	50,415
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	50	50,000

Security	Principal (000s)	Value
Oracle Corp.
2.25%, 10/08/19	$525	$534,832
2.50%, 05/15/22 (Call 03/15/22)	400	398,067
3.63%, 07/15/23	50	52,072
3.90%, 05/15/35 (Call 11/15/34)	100	92,763
4.50%, 07/08/44 (Call 01/08/44)[c]	150	146,164

		3,122,681
STORAGE & WAREHOUSING — 0.02%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 02/29/16)[b]	200	156,000
		156,000

TELECOMMUNICATIONS — 2.02%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 02/10/16)[b]	200	215,000
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[b]	200	196,500
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/15/17)[b]	200	186,500
America Movil SAB de CV
6.38%, 03/01/35	125	141,115
AT&T Inc.
1.40%, 12/01/17	450	448,422
3.40%, 05/15/25 (Call 02/15/25)[c]	550	529,119
3.90%, 03/11/24 (Call 12/11/23)[c]	175	179,528
4.35%, 06/15/45 (Call 12/15/44)[c]	400	333,686
4.45%, 05/15/21	75	80,418
4.50%, 05/15/35 (Call 11/15/34)	50	45,352
4.75%, 05/15/46 (Call 11/15/45)	200	177,633
5.35%, 09/01/40	25	24,127
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	12,500
B Communications Ltd.
7.38%, 02/15/21 (Call 02/15/17)[b]	315	341,491
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	205,700
British Telecommunications PLC
2.35%, 02/14/19	200	201,797
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	50	42,500
5.80%, 03/15/22[c]	50	46,250
6.15%, 09/15/19	27	27,405
7.60%, 09/15/39	50	37,500
Series V
5.63%, 04/01/20[c]	40	39,250
Series W
6.75%, 12/01/23[c]	50	47,312
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 02/29/16)	25	25,437
Cisco Systems Inc.
1.10%, 03/03/17	250	250,718
5.50%, 01/15/40	115	133,367
5.90%, 02/15/39	50	60,274

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	$50	$48,125
5.50%, 06/15/24 (Call 06/15/19)[b]	50	48,125
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	24,312
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	25	21,125
CPI International Inc.
8.75%, 02/15/18 (Call 02/29/16)	52	50,700
Deutsche Telekom International Finance BV
8.75%, 06/15/30	125	174,535
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	200	161,775
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	42,125
7.13%, 03/15/19[c]	100	99,240
7.63%, 04/15/24	50	41,750
8.50%, 04/15/20	50	49,562
9.00%, 08/15/31	50	39,750
11.00%, 09/15/25 (Call 06/15/25)[b]	150	144,562
Harris Corp.
4.40%, 12/15/20	100	106,004
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[b]	28	23,800
Hughes Satellite Systems Corp.
7.63%, 06/15/21	50	53,875
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[c]	40	31,900
6.63%, 12/15/22 (Call 12/15/17)[c]	50	32,375
7.25%, 10/15/20 (Call 02/29/16)[c]	50	43,000
7.50%, 04/01/21 (Call 04/01/16)[c]	50	42,750
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[c]	50	36,625
7.75%, 06/01/21 (Call 06/01/17)	75	32,625
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[c]	50	50,750
5.38%, 01/15/24 (Call 01/15/19)[b,c]	100	101,000
7.00%, 06/01/20 (Call 06/01/16)	50	52,500
Motorola Solutions Inc.
3.50%, 09/01/21	100	94,950
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	190,060
Orange SA
5.50%, 02/06/44 (Call 08/06/43)[c]	100	108,010
PCCW-HKT Capital No. 5 Ltd.
3.75%, 03/08/23[d]	200	203,185
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b,c]	50	50,375
Qwest Corp.
6.75%, 12/01/21	25	26,219

Security	Principal (000s)	Value
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	$150	$148,943
4.10%, 10/01/23 (Call 07/01/23)[c]	100	104,685
SoftBank Group Corp.
4.50%, 04/15/20[b,c]	200	199,124
Sprint Capital Corp.
6.88%, 11/15/28	100	65,875
8.75%, 03/15/32	35	24,675
Sprint Communications Inc.
6.00%, 11/15/22	100	67,250
7.00%, 03/01/20[b,c]	50	48,000
7.00%, 08/15/20	50	36,750
9.00%, 11/15/18[b]	150	153,000
Sprint Corp.
7.13%, 06/15/24	100	67,500
7.25%, 09/15/21	90	64,800
7.88%, 09/15/23	150	106,875
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	100	101,750
6.38%, 03/01/25 (Call 09/01/19)	50	50,125
6.50%, 01/15/24 (Call 01/15/19)[c]	50	50,500
6.50%, 01/15/26 (Call 01/15/21)[c]	75	75,000
6.54%, 04/28/20 (Call 04/28/16)[c]	100	103,000
6.63%, 11/15/20 (Call 02/09/16)[c]	21	21,599
6.63%, 04/01/23 (Call 04/01/18)[c]	50	51,125
6.73%, 04/28/22 (Call 04/28/17)	100	102,625
Telecom Italia Capital SA
7.20%, 07/18/36	100	97,500
Telefonica Emisiones SAU
5.46%, 02/16/21	275	303,297
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	135	142,425
Verizon Communications Inc.
1.35%, 06/09/17	530	529,044
3.50%, 11/01/24 (Call 08/01/24)[c]	300	297,967
4.15%, 03/15/24 (Call 12/15/23)[c]	50	51,869
4.27%, 01/15/36[c]	550	491,282
4.50%, 09/15/20[c]	500	541,034
4.75%, 11/01/41	250	228,067
5.01%, 08/21/54	200	177,684
5.05%, 03/15/34 (Call 12/15/33)[c]	475	466,506
6.55%, 09/15/43	46	53,669
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	203,000
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b,c]	200	201,500
Vodafone Group PLC
1.50%, 02/19/18	250	247,329
6.15%, 02/27/37[c]	100	101,021
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[b,c]	75	63,187

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b,c]	$200	$196,500
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	25	18,063
7.50%, 06/01/22 (Call 06/01/17)	40	30,800
7.75%, 10/15/20 (Call 02/29/16)	50	41,375
7.88%, 11/01/17	50	52,250

		12,433,160
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,315
6.35%, 03/15/40	15	16,771

		42,086
TRANSPORTATION — 0.54%
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (Call 05/15/18)[b,c]	25	22,000
AP Moeller – Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b,c]	150	143,553
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	25,936
4.15%, 04/01/45 (Call 10/01/44)	350	323,610
4.70%, 10/01/19	200	216,977
4.90%, 04/01/44 (Call 10/01/43)	125	129,174
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,662
4.80%, 08/01/45 (Call 02/01/45)	45	44,697
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	305	300,233
4.10%, 03/15/44 (Call 09/15/43)[c]	10	9,050
4.75%, 05/30/42 (Call 11/30/41)	150	149,039
FedEx Corp.
3.20%, 02/01/25	250	244,623
4.75%, 11/15/45 (Call 05/15/45)[c]	75	74,600
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	50	45,750
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	100	101,246
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	191,900
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	15	12,825
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	50	18,000
Norfolk Southern Corp.
4.65%, 01/15/46 (Call 07/15/45)	30	29,455
4.80%, 08/15/43 (Call 02/15/43)	150	149,702
Overseas Shipholding Group Inc.
8.13%, 03/30/18	24	23,880
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	192,000

Security	Principal (000s)	Value
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	$35	$34,118
2.88%, 09/01/20 (Call 08/01/20)	85	83,710
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	252,115
3.88%, 02/01/55 (Call 08/01/54)	100	86,380
4.05%, 11/15/45 (Call 05/15/45)	25	24,104
United Parcel Service Inc.
1.13%, 10/01/17	200	200,199
6.20%, 01/15/38	25	32,410
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[b,c]	50	44,750
7.88%, 09/01/19 (Call 09/01/16)[b,c]	75	74,813

		3,328,511
TRUCKING & LEASING — 0.09%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[b]	100	99,500
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 02/29/16)[b]	44	43,560
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)[c]	100	95,025
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	99,144
3.75%, 05/11/17[b]	200	203,860

		541,089
WATER — 0.01%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)[c]	75	77,752

		77,752

TOTAL CORPORATE BONDS & NOTES
(Cost: $213,113,173)		203,394,029

FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.24%

ARGENTINA — 0.08%
Argentina Bonar Bonds
8.75%, 05/07/24	75	80,362
Argentine Republic Government International Bond
1.00%, 12/31/38[i]	100	61,000
2.50%, 12/31/38[f]	25	13,975
8.28%, 12/31/33[i]	140	154,224
8.28%, 12/31/33[i]	161	181,389

		490,950
BAHRAIN — 0.03%
Bahrain Government International Bond
6.13%, 08/01/23[d]	200	200,000

		200,000
BELGIUM — 0.03%
Belgium Government International Bond
2.88%, 09/18/24[d]	200	209,176

		209,176

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
BRAZIL — 0.15%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	$200	$186,500
Brazilian Government International Bond
4.88%, 01/22/21	100	95,500
7.13%, 01/20/37	125	113,125
8.75%, 02/04/25[c]	300	335,250
10.13%, 05/15/27	100	122,750
12.25%, 03/06/30	50	71,000

		924,125
CANADA — 0.40%
Canada Government International Bond
0.88%, 02/14/17	125	124,989
1.13%, 03/19/18	500	501,925
Export Development Canada
1.00%, 05/15/17	250	250,347
Province of British Columbia Canada
2.00%, 10/23/22	125	124,958
Province of Manitoba Canada
3.05%, 05/14/24	100	105,275
Province of Ontario Canada
1.10%, 10/25/17	775	774,974
2.00%, 01/30/19	50	50,633
3.20%, 05/16/24	200	212,338
Province of Quebec Canada
2.88%, 10/16/24	100	103,004
4.63%, 05/14/18	225	241,770

		2,490,213
CHILE — 0.03%
Chile Government International Bond
3.13%, 03/27/25[c]	200	203,262

		203,262
CHINA — 0.03%
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[d]	200	202,520

		202,520
COLOMBIA — 0.11%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[c]	200	175,000
4.50%, 01/28/26 (Call 10/28/25)[c]	200	189,190
5.00%, 06/15/45 (Call 12/15/44)[c]	200	162,593
7.38%, 03/18/19	100	111,379
8.13%, 05/21/24[c]	50	59,495

		697,657
COSTA RICA — 0.03%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	176,500

		176,500

Security	Principal (000s)	Value
CROATIA — 0.07%
Croatia Government International Bond
6.00%, 01/26/24[d]	$200	$214,950
6.38%, 03/24/21[d]	200	216,800

		431,750
DENMARK — 0.05%
Kommunekredit
1.13%, 01/16/18[d]	300	300,380

		300,380
DOMINICAN REPUBLIC — 0.05%
Dominican Republic International Bond
6.60%, 01/28/24[d]	100	100,750
6.85%, 01/27/45[d]	100	91,250
7.45%, 04/30/44[d]	100	96,500

		288,500
ECUADOR — 0.02%
Ecuador Government International Bond
10.50%, 03/24/20[d]	200	148,000

		148,000
EL SALVADOR — 0.03%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	159,000

		159,000
FINLAND — 0.03%
Finland Government International Bond
1.75%, 09/10/19[b]	200	202,606

		202,606
FRANCE — 0.06%
Caisse d’Amortissement de la Dette Sociale
3.00%, 10/26/20	350	369,155

		369,155
GABON — 0.03%
Gabon Government International Bond
6.38%, 12/12/24[d]	200	153,916

		153,916
GERMANY — 0.05%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	200,029
State of North Rhine-Westphalia
1.63%, 01/22/20[d]	100	100,010

		300,039
GHANA — 0.02%
Ghana Government International Bond
8.13%, 01/18/26[d]	200	143,224

		143,224
GUATEMALA — 0.03%
Guatemala Government Bond
5.75%, 06/06/22[c,d]	200	206,000

		206,000

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
HUNGARY — 0.10%
Hungary Government International Bond
4.00%, 03/25/19	$122	$126,819
5.38%, 03/25/24[c]	200	220,332
6.38%, 03/29/21	50	56,663
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	200,350

		604,164
INDONESIA — 0.21%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	189,248
4.13%, 01/15/25[d]	200	195,949
5.25%, 01/17/42[d]	200	189,150
5.88%, 03/13/20[d]	100	109,706
6.75%, 01/15/44[d]	200	218,047
7.75%, 01/17/38[d]	141	167,656
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	200	195,250

		1,265,006
ITALY — 0.03%
Italy Government International Bond
6.88%, 09/27/23[c]	150	189,401

		189,401
IVORY COAST — 0.03%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	176,216

		176,216
JAMAICA — 0.05%
Jamaica Government International Bond
7.63%, 07/09/25	200	211,500
8.00%, 03/15/39	100	104,125

		315,625
JAPAN — 0.16%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	400	399,397
1.75%, 11/13/18	600	603,404

		1,002,801
KAZAKHSTAN — 0.03%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	164,790

		164,790
LEBANON — 0.07%
Lebanese Republic
6.65%, 02/26/30[d]	200	191,984
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	96,552
6.75%, 11/29/27[d]	25	24,424
9.00%, 03/20/17	100	104,042

		417,002

Security	Principal (000s)	Value
LITHUANIA — 0.06%
Lithuania Government International Bond
7.38%, 02/11/20[d]	$300	$354,750

		354,750
MALAYSIA — 0.03%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	195,836

		195,836
MEXICO — 0.22%
Mexico Government International Bond
3.50%, 01/21/21[c]	200	203,350
3.60%, 01/30/25[c]	200	194,884
3.63%, 03/15/22	200	201,137
4.00%, 10/02/23	50	50,590
4.75%, 03/08/44[c]	200	180,952
5.55%, 01/21/45[c]	300	303,766
5.95%, 03/19/19	200	221,407

		1,356,086
MOROCCO — 0.03%
Morocco Government International Bond
4.25%, 12/11/22[d]	200	201,032

		201,032
NORWAY — 0.04%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	255,937

		255,937
PANAMA — 0.09%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)[c]	200	201,128
5.20%, 01/30/20	100	108,924
6.70%, 01/26/36[c]	200	239,199

		549,251
PERU — 0.03%
Peruvian Government International Bond
5.63%, 11/18/50[c]	200	206,591

		206,591
PHILIPPINES — 0.13%
Philippine Government International Bond
4.20%, 01/21/24	200	222,500
5.00%, 01/13/37[c]	200	241,250
6.50%, 01/20/20	200	234,500
9.50%, 02/02/30[c]	50	81,312

		779,562
POLAND — 0.09%
Poland Government International Bond
5.00%, 03/23/22[c]	200	221,040
6.38%, 07/15/19	300	338,625

		559,665

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
QATAR — 0.06%
Qatar Government International Bond
4.50%, 01/20/22[b]	$200	$214,400
6.40%, 01/20/40[b]	100	122,217

		336,617
ROMANIA — 0.06%
Romanian Government International Bond
6.75%, 02/07/22[c,d]	300	354,465

		354,465
RUSSIA — 0.19%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[d]	200	199,719
5.00%, 04/29/20[d]	400	414,929
5.63%, 04/04/42[d]	200	191,325
7.50%, 03/31/30[d,f]	309	371,274

		1,177,247
SERBIA — 0.03%
Serbia International Bond
4.88%, 02/25/20[d]	200	203,678

		203,678
SLOVENIA — 0.03%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	210,000

		210,000
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[c]	200	207,250
5.88%, 09/16/25	200	208,126

		415,376
SOUTH KOREA — 0.12%
Export-Import Bank of Korea
2.88%, 09/17/18	200	204,839
2.88%, 01/21/25	200	200,229
4.00%, 01/29/21	100	108,451
Korea International Bond
3.88%, 09/11/23[c]	200	220,693

		734,212
SRI LANKA — 0.06%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	400	380,452

		380,452
SUPRANATIONAL — 1.46%
African Development Bank
1.13%, 03/15/17	300	300,787
1.63%, 10/02/18	100	101,389
Asian Development Bank
1.88%, 02/18/22	500	503,629
2.00%, 01/22/25	250	247,992
2.25%, 08/18/17	350	357,264
Council of Europe Development Bank
1.63%, 03/10/20	250	251,732

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
0.75%, 09/01/17	$350	$349,388
1.63%, 11/15/18[c]	100	101,351
1.88%, 02/23/22[c]	250	252,178
European Investment Bank
0.88%, 04/18/17	1,575	1,575,064
1.38%, 06/15/20	500	496,730
1.88%, 03/15/19	100	101,780
1.88%, 02/10/25	200	194,890
2.25%, 08/15/22	300	306,907
2.50%, 04/15/21	50	52,038
3.25%, 01/29/24	450	490,293
Inter-American Development Bank
1.00%, 07/14/17	150	150,074
1.88%, 06/16/20	200	203,072
2.38%, 08/15/17[c]	575	588,314
3.00%, 10/04/23	300	322,662
3.20%, 08/07/42	30	30,400
4.38%, 01/24/44	100	123,399
International Bank for Reconstruction & Development
1.13%, 07/18/17	675	678,108
1.63%, 02/10/22	500	497,213
2.50%, 11/25/24	250	257,927
2.50%, 07/29/25	150	154,762
International Finance Corp.
1.63%, 07/16/20	100	100,891
1.75%, 09/16/19	25	25,387
Nordic Investment Bank
1.00%, 03/07/17	200	200,354

		9,015,975
SWEDEN — 0.04%
Sweden Government International Bond
0.88%, 01/23/18[b]	250	249,577

		249,577
TURKEY — 0.22%
Republic of Turkey
7.50%, 11/07/19[c]	250	281,875
Turkey Government International Bond
4.25%, 04/14/26[c]	200	190,914
4.88%, 04/16/43[c]	200	178,250
5.63%, 03/30/21[c]	200	213,150
6.25%, 09/26/22	200	219,500
6.75%, 05/30/40	200	225,308
7.38%, 02/05/25	20	23,625

		1,332,622
UKRAINE — 0.06%
Ukraine Government International Bond
7.75%, 09/01/19[b]	1	536
7.75%, 09/01/20[d]	162	152,199
7.75%, 09/01/23[d]	100	91,950
7.75%, 09/01/27[d]	100	89,250

		333,935

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
URUGUAY — 0.03%
Uruguay Government International Bond
5.10%, 06/18/50[c]	$200	$173,300

		173,300
VENEZUELA — 0.06%
Venezuela Government International Bond
7.00%, 12/01/18[d]	150	55,125
7.00%, 03/31/38[d]	150	48,375
8.25%, 10/13/24[d]	150	50,250
9.00%, 05/07/23[d]	100	34,000
9.25%, 09/15/27	100	36,750
11.75%, 10/21/26[d]	150	55,125
11.95%, 08/05/31[d]	150	55,500
12.75%, 08/23/22[d]	75	28,688

		363,813
ZAMBIA — 0.02%
Zambia Government International Bond
8.50%, 04/14/24[d]	200	142,924

		142,924

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $33,003,037)		32,314,881

MUNICIPAL DEBT OBLIGATIONS — 0.67%

CALIFORNIA — 0.33%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	84,671
Series S1
6.79%, 04/01/30	50	63,222
7.04%, 04/01/50	200	281,678
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	60	88,395
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50[c]	50	70,612
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	144,899
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	100	138,586
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	187,000
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	79,141
State of California GO BAB
7.55%, 04/01/39	480	703,190
7.63%, 03/01/40	35	51,465
University of California RB
Series AH
1.80%, 07/01/19	20	20,205

Security	Principal (000s)	Value
Series AN
4.77%, 05/15/44 (Call 05/15/24)	$50	$51,906
Series AQ
4.77%, 05/15/15	100	100,248

		2,065,218
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	50	56,560

		56,560
GEORGIA — 0.00%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	25	28,985

		28,985
ILLINOIS — 0.09%
City of Chicago IL GO
Series B
6.31%, 01/01/44	50	46,310
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	100	129,072
State of Illinois GO
5.10%, 06/01/33[c]	400	377,948

		553,330
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	29,842
Series B
0.00%, 02/15/22 (AGM)	100	78,636
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	106,389
Series F
7.41%, 01/01/40	25	36,636
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	50	53,369

		304,872
NEW YORK — 0.11%
City of New York NY GO BAB
5.97%, 03/01/36	100	127,282
5.99%, 12/01/36	55	69,299

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39		$200	$269,012
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
Series C-2
5.77%, 08/01/36		40	48,981
New York City Water & Sewer System RB BAB
5.88%, 06/15/44		65	87,959
Port Authority of New York & New Jersey RB
4.93%, 10/01/51		25	27,409
5.65%, 11/01/40	(GOI)	25	30,457

			660,399
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40		50	58,506

			58,506
OREGON — 0.02%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28	(NPFGC)	100	122,300

			122,300
TEXAS — 0.04%
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		100	136,104
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44		50	62,778
State of Texas GO BAB
5.52%, 04/01/39		50	65,198

			264,080
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39		30	38,023

			38,023

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,297,974)			4,152,273

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.38%

MORTGAGE-BACKED SECURITIES —23.87%
Fannie Mae Multifamily REMIC.
Series 2014-M13, Class A2
3.02%, 08/25/24[a]		10	10,329
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30		88	90,268
2.50%, 02/01/31[j]		3,630	3,711,108
2.50%, 02/01/46[j]		100	98,203
3.00%, 05/01/29		84	87,363
3.00%, 05/01/30		186	193,917
3.00%, 07/01/30		181	188,681
3.00%, 12/01/30		2,161	2,255,416

Security	Principal (000s)	Value
3.00%, 02/01/31[j]	$824	$858,763
3.00%, 11/01/45	293	298,534
3.00%, 12/01/45	294	300,093
3.00%, 02/01/46[j]	6,738	6,863,285
3.50%, 02/01/31[j]	2,115	2,230,003
3.50%, 04/01/43	64	66,989
3.50%, 01/01/44	202	211,438
3.50%, 09/01/44	54	56,166
3.50%, 03/01/45	83	87,071
3.50%, 10/01/45	123	128,221
3.50%, 11/01/45	3,220	3,368,771
3.50%, 12/01/45	1,411	1,476,246
3.50%, 01/01/46	407	425,509
3.50%, 02/01/46[j]	3,811	3,982,495
4.00%, 02/01/31[j]	765	798,469
4.00%, 07/01/44	90	97,272
4.00%, 06/01/45	116	124,107
4.00%, 08/01/45	699	746,712
4.00%, 09/01/45	333	355,461
4.00%, 10/01/45	1,839	1,965,430
4.00%, 11/01/45	973	1,039,717
4.00%, 12/01/45	987	1,054,254
4.00%, 01/01/46	569	607,434
4.00%, 02/01/46[j]	348	371,436
4.50%, 02/01/31[j]	175	180,961
4.50%, 02/01/46[j]	3,155	3,423,175
5.00%, 02/01/46[j]	900	985,078
5.50%, 02/01/46[j]	1,225	1,353,816
Federal National Mortgage Association
2.50%, 03/01/30	465	476,216
2.50%, 07/01/30	493	505,319
2.50%, 08/01/30	113	115,685
2.50%, 12/01/30	137	139,963
2.50%, 01/01/31	110	112,115
2.50%, 02/01/31[j]	3,057	3,124,827
2.50%, 02/01/46[j]	255	251,016
3.00%, 10/01/27	263	274,929
3.00%, 07/01/30	258	269,349
3.00%, 08/01/30	1,313	1,368,994
3.00%, 09/01/30	1,763	1,837,933
3.00%, 10/01/30	726	756,750
3.00%, 11/01/30	183	190,592
3.00%, 02/01/31[j]	148	154,198
3.00%, 12/01/42	997	1,019,940
3.00%, 07/01/43	4,488	4,589,363
3.00%, 12/01/45	692	706,463
3.00%, 02/01/46[j]	5,542	5,654,572
3.50%, 07/01/30	945	1,002,192
3.50%, 02/01/31[j]	2,115	2,234,630
3.50%, 11/01/42	182	190,395
3.50%, 10/01/43	189	198,462
3.50%, 02/01/45	94	98,276
3.50%, 03/01/45	165	173,861
3.50%, 05/01/45	728	764,174
3.50%, 08/01/45	681	713,671
3.50%, 09/01/45	811	850,721
3.50%, 10/01/45	1,310	1,373,365

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal (000s)	Value
3.50%, 11/01/45	$626	$656,740
3.50%, 12/01/45	5,731	6,007,004
3.50%, 01/01/46	2,566	2,688,954
3.50%, 02/01/46	678	711,475
3.50%, 02/01/46[j]	1,502	1,572,641
4.00%, 02/01/31[j]	1,319	1,378,355
4.00%, 06/01/42	7,375	7,934,895
4.00%, 12/01/44	354	381,804
4.00%, 02/01/45	757	820,433
4.00%, 05/01/45	411	444,652
4.00%, 06/01/45	60	64,706
4.00%, 07/01/45	1,178	1,262,696
4.00%, 08/01/45	909	974,351
4.00%, 09/01/45	1,094	1,169,918
4.00%, 10/01/45	880	942,746
4.00%, 11/01/45	2,077	2,221,302
4.00%, 01/01/46	293	313,241
4.00%, 02/01/46[j]	1,515	1,618,209
4.50%, 02/01/31[j]	785	812,475
4.50%, 06/01/41	58	63,194
4.50%, 08/01/43	531	577,358
4.50%, 03/01/44	472	513,659
4.50%, 04/01/44	810	881,016
4.50%, 10/01/44	2,188	2,388,208
4.50%, 10/01/45	179	195,409
4.50%, 02/01/46[j]	3,566	3,876,353
5.00%, 02/01/31[j]	293	300,325
5.00%, 04/01/41	1,552	1,737,971
5.00%, 10/01/41	74	81,425
5.00%, 01/01/42	219	242,191
5.00%, 05/01/42	175	193,390
5.00%, 02/01/46[j]	3,438	3,795,767
5.50%, 02/01/46[j]	5,230	5,833,084
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	35	36,173
Series K020, Class A2
2.37%, 05/25/22	50	50,755
Series K040, Class A2
3.24%, 09/25/24	1,000	1,047,990
Government National Mortgage Association
2.50%, 05/20/45	244	245,097
3.00%, 03/15/43	41	42,159
3.00%, 11/20/43	85	88,346
3.00%, 12/20/43	114	117,634
3.00%, 06/20/45	529	546,437
3.00%, 11/20/45	142	146,708
3.00%, 12/20/45	287	296,600
3.00%, 02/01/46[j]	2,784	2,869,260
3.50%, 05/20/45	913	965,708
3.50%, 08/20/45	664	701,962
3.50%, 09/20/45	3,535	3,737,424
3.50%, 10/20/45	421	445,119
3.50%, 11/20/45	241	254,826
3.50%, 12/20/45	2,171	2,293,044
3.50%, 01/20/46	3,742	3,953,216

Security	Principal (000s)	Value
3.50%, 02/01/46[j]	$2,166	$2,284,453
4.00%, 10/20/45	68	73,113
4.00%, 01/20/46	1,463	1,567,498
4.00%, 02/01/46[j]	1,344	1,436,400
4.50%, 04/15/40	80	87,282
4.50%, 02/01/46[j]	1,533	1,651,568
5.00%, 02/01/46[j]	210	227,522

		147,062,403
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.31%
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	340	339,410
1.00%, 06/29/17[c]	4,000	4,012,357
1.38%, 05/01/20[c]	1,000	1,003,345
3.00%, 12/01/45	776	791,391
6.75%, 09/15/29	1,500	2,219,251
Federal National Mortgage Association
1.13%, 04/27/17	125	125,586
1.13%, 12/14/18	500	501,208
1.25%, 01/30/17	75	75,414
1.75%, 09/12/19	3,000	3,057,364
1.88%, 09/18/18	150	153,594
2.63%, 09/06/24	500	521,180
3.00%, 04/01/30	316	329,543
3.00%, 12/01/30	395	412,351
3.00%, 11/01/45	152	155,071
3.50%, 10/01/30	131	138,137
3.50%, 12/01/45	157	165,326
6.25%, 05/15/29	135	190,272
6.63%, 11/15/30[c]	40	58,797

		14,249,597
U.S. GOVERNMENT OBLIGATIONS — 32.20%
U.S. Treasury Note/Bond
0.50%, 01/31/17	6,000	5,991,600
0.50%, 07/31/17[c]	500	498,255
0.63%, 05/31/17[c]	750	749,138
0.63%, 08/31/17[c]	10,000	9,979,000
0.75%, 02/28/18[c]	5,000	4,992,850
0.88%, 11/30/17[c]	4,000	4,007,040
0.88%, 01/15/18	6,500	6,509,230
0.88%, 07/15/18	1,500	1,499,310
0.88%, 10/15/18[c]	2,500	2,495,725
1.00%, 03/15/18	1,250	1,254,613
1.00%, 05/15/18	2,000	2,005,780
1.00%, 08/15/18	2,000	2,004,700
1.00%, 11/30/19	10,000	9,934,200
1.13%, 03/31/20[c]	1,000	996,320
1.13%, 04/30/20	500	497,615
1.25%, 01/31/20[c]	9,250	9,265,724
1.25%, 02/29/20	1,000	1,001,160
1.38%, 12/31/18	10,700	10,820,590
1.38%, 02/29/20	1,000	1,006,190
1.38%, 05/31/20	500	502,305
1.38%, 08/31/20	1,000	1,004,130
1.50%, 08/31/18	2,500	2,538,300
1.50%, 12/31/18	2,000	2,029,920
1.50%, 05/31/20	2,500	2,526,200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
1.50%, 01/31/22	$4,400	$4,390,892
1.63%, 04/30/19	950	967,442
1.63%, 06/30/19	100	101,817
1.63%, 11/30/20[c]	6,000	6,086,940
1.63%, 11/15/22[c]	1,000	999,040
1.75%, 12/31/20[c]	400	407,896
1.75%, 02/28/22	1,000	1,011,630
1.75%, 09/30/22	1,000	1,007,180
1.75%, 01/31/23	1,000	1,004,770
1.88%, 09/30/17	1,500	1,527,375
1.88%, 10/31/17	10,000	10,187,401
1.88%, 06/30/20	1,400	1,436,344
2.00%, 11/30/20[c]	1,500	1,545,315
2.00%, 10/31/21	8,000	8,217,600
2.00%, 02/15/22[c]	5,400	5,550,768
2.00%, 11/30/22	6,100	6,235,299
2.00%, 02/15/25	300	302,412
2.00%, 08/15/25	300	301,872
2.13%, 08/31/20	1,000	1,035,940
2.25%, 11/30/17[c]	13,500	13,856,264
2.25%, 11/15/24	840	865,133
2.50%, 05/15/24	150	157,759
2.50%, 02/15/45	100	94,653
2.63%, 11/15/20	2,000	2,117,200
2.75%, 12/31/17	3,000	3,110,640
2.88%, 08/15/45[c]	2,550	2,607,350
3.00%, 11/15/44	4,660	4,889,598
3.00%, 05/15/45	400	419,280
3.00%, 11/15/45[c]	900	944,334
3.13%, 08/15/44	80	86,075
3.38%, 05/15/44	1,120	1,264,178
3.63%, 02/15/44	450	532,305
3.88%, 08/15/40	3,400	4,164,082
4.25%, 05/15/39	275	355,627
4.25%, 11/15/40	3,500	4,529,350
4.38%, 05/15/40	650	855,868
4.38%, 05/15/41[c]	2,000	2,641,260
4.50%, 02/15/36[c]	2,700	3,616,218
4.63%, 02/15/40	700	953,960
4.75%, 02/15/41[c]	300	416,895
5.00%, 05/15/37[c]	150	214,561
5.38%, 02/15/31[c]	700	984,221
6.00%, 02/15/26[c]	2,200	3,013,956
6.25%, 05/15/30[c]	1,980	2,969,307
7.63%, 11/15/22[c]	4,000	5,541,120
8.13%, 05/15/21[c]	600	803,718

		198,432,740

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $357,011,554)		359,744,740

SHORT-TERM INVESTMENTS — 33.41%

MONEY MARKET FUNDS — 33.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,k,l]	124,155	124,154,998
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,k,l]	11,810	11,810,452

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,k]	69,892	$69,892,257

		205,857,707

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,857,707)		205,857,707

TOTAL INVESTMENTS IN SECURITIES — 132.56%
(Cost: $824,741,594)		816,847,192
Other Assets, Less Liabilities — (32.56)%		(200,630,845)

NET ASSETS — 100.00%		$616,216,347

BAB — Build America Bond

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[h]	Investments are denominated in U.S. dollars.
[i]	Issuer is in default of interest payments.
[j]	To-be-announced (TBA). See Note 1.
[k]	The rate quoted is the annualized seven-day yield of the fund at period end.
[l]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.97%
U.S. Treasury Note/Bond
0.50%, 07/31/17[a]	$2,956	$2,945,684
0.63%, 02/15/17[a]	24,504	24,497,384
0.63%, 05/31/17[a]	2,705	2,701,889
0.63%, 06/30/17[a]	1,787	1,784,713
0.63%, 08/31/17	5,548	5,536,150
0.63%, 09/30/17	941	938,789
0.75%, 06/30/17[a]	13,566	13,570,884
0.75%, 12/31/17[a]	14,461	14,448,853
0.75%, 03/31/18[a]	18,475	18,443,777
0.88%, 11/30/16[a]	3,286	3,293,065
0.88%, 01/31/17[a]	9,116	9,137,058
0.88%, 07/15/17[a]	1,162	1,164,498
0.88%, 08/15/17	36,586	36,655,517
0.88%, 10/15/17[a]	57,005	57,101,903
0.88%, 01/15/18[a]	27,441	27,479,966
0.88%, 01/31/18[a]	54,882	54,948,405
0.88%, 10/15/18[a]	14,860	14,834,590
0.88%, 07/31/19	37,329	37,032,608
1.00%, 03/31/17[a]	13,674	13,725,414
1.00%, 12/15/17[a]	957	960,838
1.00%, 08/15/18	3,280	3,287,708
1.00%, 06/30/19[a]	6,655	6,637,364
1.00%, 08/31/19[a]	16,664	16,597,843
1.00%, 11/30/19[a]	1,162	1,154,354
1.13%, 03/31/20[a]	5,178	5,158,945
1.13%, 04/30/20	12,090	12,032,331
1.25%, 11/30/18[a]	198,358	199,964,710
1.25%, 01/31/19[a]	4,490	4,523,585
1.25%, 10/31/19[a]	2,230	2,238,452
1.25%, 02/29/20	34,390	34,429,994
1.38%, 09/30/18	25,370	25,668,096
1.38%, 02/29/20	4,756	4,785,440
1.38%, 05/31/20	9,617	9,661,334
1.38%, 08/31/20	4,463	4,481,432
1.38%, 09/30/20	3,208	3,218,234
1.38%, 01/31/21	1,560	1,563,104
1.50%, 08/31/18	3,867	3,926,242
1.50%, 01/31/19[a]	3,750	3,805,875
1.50%, 02/28/19	20,371	20,669,437
1.50%, 11/30/19[a]	2,485	2,515,541
1.63%, 04/30/19[a]	3,791	3,860,501
1.63%, 07/31/19[a]	4,782	4,867,550
1.63%, 11/30/20	209	212,028
1.63%, 08/15/22[a]	1,032	1,033,145
1.63%, 11/15/22[a]	13,314	13,301,218
1.75%, 10/31/18[a]	3,312	3,383,871
1.75%, 09/30/19[a]	18,522	18,930,123
1.75%, 02/28/22	19,270	19,494,112
1.75%, 05/15/22[a]	12,631	12,760,343
1.75%, 09/30/22	6,092	6,135,942
1.75%, 05/15/23	15,400	15,446,200
1.88%, 09/30/17	25,144	25,602,877
1.88%, 10/31/17[a]	1,003	1,021,796
1.88%, 06/30/20[a]	1,204	1,235,256
1.88%, 11/30/21[a]	22,185	22,644,230
1.88%, 08/31/22	19,276	19,575,722
1.88%, 10/31/22	3,407	3,456,299

Security	Principal (000s)	Value
2.00%, 09/30/20	$1,171	$1,207,160
2.00%, 11/30/20	43,219	44,525,060
2.00%, 02/28/21[a]	11,841	12,196,303
2.00%, 08/31/21	13,721	14,109,167
2.00%, 11/15/21[a]	4,116	4,228,532
2.00%, 11/30/22	9,107	9,308,892
2.00%, 02/15/23[a]	456	466,019
2.00%, 02/15/25[a]	33,274	33,541,521
2.13%, 08/31/20[a]	2,238	2,318,434
2.13%, 01/31/21	12,600	13,059,670
2.13%, 06/30/21[a]	5,921	6,133,520
2.13%, 08/15/21	18,141	18,789,539
2.13%, 12/31/22	13,554	13,966,068
2.13%, 05/15/25	18,579	18,913,271
2.25%, 03/31/21	5,944	6,196,739
2.25%, 04/30/21[a]	9,623	10,030,358
2.25%, 11/15/24	20,740	21,360,952
2.38%, 07/31/17[a]	6,040	6,187,381
2.38%, 12/31/20[a]	8,134	8,527,685
2.38%, 08/15/24	73,422	76,434,711
2.50%, 06/30/17[a]	29,668	30,408,889
2.50%, 08/15/23	5,689	6,006,227
2.50%, 05/15/24	32,896	34,597,707
2.50%, 02/15/45[a]	20,766	19,655,547
2.63%, 01/31/18	25,000	25,899,250
2.63%, 08/15/20	5,372	5,682,770
2.63%, 11/15/20[a]	40,419	42,787,021
2.75%, 11/30/16[a]	8,478	8,627,382
2.75%, 02/15/24	8,175	8,761,040
2.75%, 08/15/42[a]	8,876	8,932,351
2.75%, 11/15/42[a]	2,962	2,974,575
2.88%, 05/15/43[a]	5,324	5,467,056
2.88%, 08/15/45[a]	12,098	12,370,084
3.00%, 02/28/17	3,372	3,456,165
3.00%, 05/15/42[a]	2,237	2,366,215
3.00%, 11/15/44[a]	13,310	13,965,784
3.00%, 05/15/45[a]	4,756	4,985,659
3.13%, 04/30/17	29,944	30,840,824
3.13%, 05/15/19	3,764	4,016,370
3.13%, 05/15/21	35,848	38,948,494
3.13%, 11/15/41[a]	30,693	33,305,895
3.13%, 02/15/42[a]	1,179	1,278,734
3.13%, 02/15/43[a]	21,840	23,556,082
3.13%, 08/15/44	8,507	9,153,237
3.25%, 12/31/16[a]	9,116	9,331,411
3.25%, 03/31/17	4,260	4,386,224
3.38%, 05/15/44[a]	13,376	15,097,329
3.50%, 05/15/20	45,134	49,325,951
3.63%, 08/15/19[a]	4,070	4,425,352
3.63%, 02/15/21	8,513	9,436,557
3.63%, 08/15/43[a]	181	214,593
3.63%, 02/15/44[a]	19,300	22,829,614
3.75%, 11/15/43	14,071	17,040,341
4.38%, 05/15/41	21,150	27,930,665
4.50%, 02/15/36[a]	2,961	3,966,322
4.50%, 05/15/38[a]	17,744	23,820,163
5.25%, 02/15/29[a]	4,496	6,085,471
5.38%, 02/15/31[a]	3,707	5,212,294
6.25%, 05/15/30[a]	1,455	2,181,841
6.63%, 02/15/27[a]	3,695	5,387,530
6.75%, 08/15/26[a]	5,960	8,666,760
7.13%, 02/15/23	35,010	47,772,333
8.75%, 08/15/20	18,874	25,055,802

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
U.S. Treasury STRIPS Coupon
0.01%, 08/15/36	$4,000	$2,293,560

		1,870,487,672

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,849,703,315)		1,870,487,672

SHORT-TERM INVESTMENTS — 26.40%

MONEY MARKET FUNDS — 26.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	411,615	411,615,001
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	39,156	39,155,565
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	48,268	48,268,059

		499,038,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $499,038,625)		499,038,625

TOTAL INVESTMENTS IN SECURITIES — 125.37%
(Cost: $2,348,741,940)		2,369,526,297
Other Assets, Less Liabilities — (25.37)%		(479,456,246)

NET ASSETS — 100.00%		$1,890,070,051

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

149

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.13%

EXCHANGE-TRADED FUNDS — 99.13%
iShares International High Yield Bond ETF[a]	188,569	$8,349,835

		8,349,835

TOTAL INVESTMENT COMPANIES		8,349,835
(Cost: $8,591,090)

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	3,487	3,487

		3,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,487)		3,487

TOTAL INVESTMENTS IN SECURITIES — 99.17%
(Cost: $8,594,577)		8,353,322
Other Assets, Less Liabilities — 0.83%		69,498

NET ASSETS — 100.00%		$8,422,820

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CAD 245,000	USD 174,815	02/03/2016	CITI	$73
CAD 94,000	USD 66,820	02/03/2016	MS	279
EUR 219,000	USD 237,165	02/03/2016	CITI	83
USD 185,035	CAD 257,000	02/03/2016	CITI	1,582
USD 67,589	CAD 94,000	02/03/2016	MS	490
USD 5,472,971	EUR 5,004,000	02/03/2016	CITI	52,007
USD 2,082,358	EUR 1,903,000	02/03/2016	MS	20,788
USD 602,885	GBP 407,000	02/03/2016	CITI	22,950
USD 241,606	GBP 163,000	02/03/2016	MS	9,347
CAD 5,000	USD 3,553	03/03/2016	MS	16
EUR 127,000	USD 137,524	03/03/2016	MS	154
GBP 3,000	USD 4,256	03/03/2016	MS	19
USD 5,236,551	EUR 4,785,000	03/03/2016	CITI	49,266
USD 2,079,945	EUR 1,903,000	03/03/2016	MS	16,955
USD 563,254	GBP 393,000	03/03/2016	CITI	3,248
USD 233,318	GBP 163,000	03/03/2016	MS	$1,051

				178,308

CAD 12,000	USD 8,605	02/03/2016	CITI	$(39)
EUR 4,785,000	USD 5,233,106	02/03/2016	CITI	(49,391)
EUR 1,903,000	USD 2,078,552	02/03/2016	MS	(16,982)
GBP 407,000	USD 583,845	02/03/2016	CITI	(3,910)
GBP 163,000	USD 233,317	02/03/2016	MS	(1,058)
USD 174,806	CAD 245,000	03/03/2016	CITI	(82)
USD 66,821	CAD 94,000	03/03/2016	MS	(279)

				(71,741)

Net unrealized appreciation				$106,567

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 88.03%

AEROSPACE & DEFENSE — 0.11%
Rockwell Collins Inc.
0.86%, 12/15/16	$4,000	$3,993,444

		3,993,444
AGRICULTURE — 0.15%
BAT International Finance PLC
1.02%, 06/15/18[b,c]	5,300	5,268,439

		5,268,439
AUTO MANUFACTURERS — 4.42%
American Honda Finance Corp.
0.54%, 09/02/16	4,750	4,745,440
0.78%, 05/26/16[b]	13,850	13,862,548
0.79%, 07/14/17	9,275	9,250,690
0.80%, 12/11/17	5,000	4,973,320
1.02%, 09/20/17	4,000	4,000,996
1.12%, 10/07/16	8,736	8,754,101
Daimler Finance North America LLC
0.67%, 08/01/17[b]	11,250	11,178,697
0.72%, 03/02/17[b]	3,000	2,986,350
0.84%, 03/10/17[b,c]	5,300	5,274,279
0.84%, 03/02/18[b]	6,000	5,914,026
1.01%, 08/01/16[b,c]	5,390	5,392,636
Ford Motor Credit Co. LLC
1.23%, 03/27/17	7,400	7,328,235
1.41%, 06/15/18	1,830	1,798,317
General Motors Financial Co. Inc.
1.98%, 04/10/18	5,000	4,950,190
Nissan Motor Acceptance Corp.
0.97%, 03/03/17[b]	5,000	4,988,610
1.30%, 09/26/16[b]	5,200	5,200,109
Toyota Motor Credit Corp.
0.56%, 05/16/17	4,000	3,989,796
0.65%, 05/17/16	2,100	2,100,632
0.69%, 09/23/16	7,200	7,195,774
0.87%, 03/12/20[c]	12,400	12,202,765
0.94%, 01/12/18	6,529	6,495,761
Volkswagen Group of America Finance LLC
0.66%, 11/22/16[b]	5,000	4,940,425
0.75%, 05/23/17[b]	8,600	8,408,891
0.81%, 11/20/17[b]	4,575	4,404,339
0.85%, 05/22/18[b]	3,000	2,848,149
Volkswagen International Finance NV
0.80%, 11/18/16[b]	6,600	6,512,392

		159,697,468
BANKS — 55.50%
Abbey National Treasury Services PLC/United Kingdom
1.01%, 03/13/17[c]	2,250	2,246,589
ABN AMRO Bank NV
1.42%, 10/28/16[b]	18,850	18,891,206
American Express Bank FSB
0.72%, 06/12/17[c]	8,028	7,993,030
Australia & New Zealand Banking Group Ltd.
0.80%, 07/15/16[b]	3,000	2,998,134
1.00%, 01/10/17[b]	9,800	9,800,549
1.06%, 01/16/18[b]	3,300	3,286,803
1.11%, 11/16/18[b]	5,000	4,995,895

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
0.92%, 05/15/18	$10,500	$10,461,213
Banco Santander Chile
1.52%, 04/11/17[b]	6,100	6,061,875
Bank Nederlandse Gemeenten NV
0.69%, 07/14/17[b]	22,638	22,588,196
0.79%, 07/18/16[b,c]	13,100	13,105,057
Bank of America Corp.
0.69%, 08/15/16	2,305	2,299,166
0.88%, 10/14/16	5,990	5,967,777
0.88%, 05/02/17	7,500	7,444,733
1.00%, 08/25/17	2,600	2,584,611
1.41%, 03/22/16[c]	6,200	6,203,999
1.48%, 04/01/19	3,600	3,555,947
1.66%, 03/22/18	10,750	10,756,439
1.66%, 01/15/19	12,500	12,471,950
Bank of America N.A.
0.79%, 06/15/16	20,400	20,372,807
0.81%, 06/15/17	17,025	16,862,496
0.83%, 11/14/16	10,500	10,497,280
0.83%, 02/14/17	5,500	5,492,135
0.90%, 06/05/17	1,250	1,247,654
1.21%, 12/07/18[c]	4,000	3,978,384
Bank of Montreal
0.87%, 07/14/17	3,320	3,309,439
1.14%, 07/15/16[c]	5,750	5,753,214
1.22%, 04/09/18[c]	12,530	12,508,962
1.23%, 07/31/18	4,500	4,482,414
Bank of New York Mellon Corp. (The)
0.67%, 03/04/16	3,125	3,125,147
0.76%, 05/22/18	2,400	2,380,951
0.89%, 08/01/18	3,000	2,998,530
0.97%, 09/11/19	2,400	2,358,780
1.23%, 08/17/20	5,000	5,008,215
Series 1
0.89%, 03/06/18	2,295	2,294,791
Bank of Nova Scotia (The)
0.91%, 03/15/16	3,950	3,949,838
0.92%, 12/13/16	4,580	4,579,313
0.93%, 04/11/17	7,200	7,183,829
0.96%, 06/11/18	5,000	4,975,140
1.14%, 07/15/16[c]	13,750	13,766,156
1.45%, 01/15/19	6,000	5,993,136
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.77%, 09/08/17[b]	6,400	6,363,994
0.86%, 02/26/16[b]	5,935	5,934,685
0.90%, 03/10/17[b]	9,200	9,177,322
1.00%, 03/05/18[b]	6,120	6,078,341
1.09%, 09/09/16[b]	5,900	5,904,219
1.52%, 09/14/18[b]	3,000	3,009,036
Banque Federative du Credit Mutuel SA
1.47%, 10/28/16[b]	6,500	6,511,804
1.47%, 01/20/17[b,c]	6,400	6,417,421
Barclays Bank PLC
0.94%, 02/17/17	6,800	6,796,070
1.02%, 12/09/16	1,180	1,179,371

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
BB&T Corp.
0.99%, 02/01/19 (Call 01/02/19)	$2,600	$2,570,467
1.37%, 06/15/18 (Call 05/15/18)	3,500	3,501,873
BNP Paribas SA
0.80%, 05/07/17	7,000	6,994,785
1.01%, 03/17/17	4,150	4,144,866
1.09%, 12/12/16	3,900	3,901,151
BPCE SA
1.00%, 06/17/17	1,000	997,915
1.19%, 02/10/17[c]	8,700	8,719,445
1.87%, 04/25/16	12,850	12,875,199
Branch Banking & Trust Co.
0.82%, 09/13/16	8,250	8,234,284
Canadian Imperial Bank of Commerce/Canada
1.14%, 07/18/16	3,055	3,058,388
Capital One N.A./Mclean VA
1.51%, 08/17/18 (Call 07/18/18)	5,000	5,031,710
Citigroup Inc.
0.75%, 06/09/16	18,740	18,709,285
0.85%, 08/14/17	4,800	4,770,557
1.03%, 03/10/17	18,200	18,133,697
1.04%, 11/15/16	3,000	3,003,072
1.08%, 11/24/17[c]	13,300	13,266,245
1.31%, 04/27/18	21,600	21,465,216
1.31%, 12/07/18	5,000	4,979,745
1.39%, 04/08/19[c]	7,100	7,035,923
1.40%, 04/01/16	13,200	13,200,779
1.58%, 07/25/16	6,700	6,712,100
1.93%, 10/26/20	5,000	5,041,960
2.06%, 05/15/18	14,690	14,934,662
Commonwealth Bank of Australia
0.62%, 06/03/16[b]	5,400	5,398,520
0.73%, 09/08/17[b]	5,000	4,980,035
0.90%, 03/12/18[b,c]	8,000	7,960,480
1.07%, 09/20/16[b]	21,775	21,793,443
Commonwealth Bank of Australia/New York NY
1.12%, 11/02/18[b]	4,935	4,936,328
Cooperatieve Rabobank UA/NY
0.95%, 04/28/17	8,100	8,091,746
1.01%, 03/18/16	13,600	13,601,931
Credit Agricole SA/London
1.42%, 04/15/19[b]	20,650	20,595,690
1.78%, 04/15/16[b]	8,105	8,112,084
Credit Suisse AG/New York NY
0.79%, 03/11/16	10,000	9,998,090
0.90%, 05/26/17	13,570	13,527,784
1.30%, 04/27/18	5,000	4,976,345
1.31%, 01/29/18[c]	2,500	2,490,038
DBS Group Holdings Ltd.
1.12%, 07/16/19[b]	5,000	4,994,470
Deutsche Bank AG
1.68%, 08/20/20	4,300	4,303,186
Deutsche Bank AG/London
0.88%, 05/30/17	13,000	12,931,542
0.97%, 02/13/17	8,450	8,426,881
1.04%, 02/13/18[c]	5,500	5,476,504
Dexia Credit Local SA/New York NY
0.65%, 06/05/18[b]	5,000	4,972,055
0.72%, 11/07/16[b]	8,000	7,996,736
1.02%, 01/11/17[b]	10,585	10,581,909

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
0.82%, 02/26/16	$6,000	$5,999,634
0.87%, 11/18/16 (Call 10/18/16)[c]	6,950	6,951,105
Goldman Sachs Group Inc. (The)
1.04%, 03/22/16	44,465	44,471,403
1.05%, 05/22/17	12,400	12,381,908
1.06%, 06/04/17	1,250	1,246,601
1.31%, 12/15/17[c]	10,000	9,977,280
1.46%, 11/15/18[c]	38,750	38,703,577
1.64%, 10/23/19[c]	8,300	8,269,132
1.71%, 09/15/20 (Call 08/15/20)[c]	15,000	14,922,600
1.78%, 04/23/20 (Call 03/23/20)	8,170	8,120,514
1.82%, 04/30/18	22,200	22,273,016
HSBC Bank PLC
1.00%, 05/15/18[b]	5,500	5,479,705
HSBC USA Inc.
0.70%, 11/13/17	3,000	2,981,841
0.87%, 03/03/17[c]	7,400	7,386,636
0.97%, 11/13/19	3,000	2,942,838
1.47%, 09/24/18	4,700	4,701,260
ING Bank NV
1.14%, 08/17/18[b]	5,000	4,999,445
1.30%, 10/01/19[b]	11,000	10,887,921
1.40%, 03/07/16[b]	9,150	9,152,873
JPMorgan Chase & Co.
0.88%, 02/15/17[c]	39,600	39,594,218
1.03%, 02/26/16	29,050	29,051,656
1.17%, 04/25/18	2,500	2,476,018
1.25%, 01/28/19[c]	12,300	12,128,587
1.52%, 01/25/18[c]	30,875	30,889,172
1.57%, 01/23/20	23,000	22,862,460
1.82%, 10/29/20 (Call 09/29/20)[c]	10,000	9,977,230
JPMorgan Chase Bank N.A.
0.84%, 06/02/17 (Call 06/02/16)	1,100	1,097,066
0.90%, 06/14/17	8,000	7,972,936
KEB Hana Bank
1.47%, 11/09/16[b]	700	701,590
Kookmin Bank
1.50%, 01/27/17[d]	1,000	1,001,631
1.87%, 10/11/16[b]	10,100	10,139,127
Korea Development Bank (The)
1.25%, 01/22/17	10,200	10,197,226
Landwirtschaftliche Rentenbank
0.71%, 03/15/16[b]	6,000	5,998,932
Lloyds Bank PLC
0.91%, 05/14/18[c]	10,000	9,952,140
1.00%, 01/22/19	6,000	6,017,616
1.14%, 08/17/18	2,000	1,995,306
Macquarie Bank Ltd.
0.96%, 06/15/16[b]	6,955	6,953,818
1.00%, 01/15/19	3,000	3,003,468
1.25%, 10/27/17[b]	5,000	4,974,260
1.38%, 03/24/17[b,c]	4,500	4,489,992
1.74%, 07/29/20[b]	6,700	6,700,797
Manufacturers & Traders Trust Co.
0.75%, 03/07/16	6,000	6,001,128
0.92%, 07/25/17[c]	3,500	3,480,120

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Mizuho Bank Ltd.
1.05%, 04/16/17[b]	$5,000	$4,983,080
1.05%, 09/25/17[b]	9,000	8,946,981
1.24%, 03/26/18[b]	3,000	2,990,280
1.81%, 10/20/18[b]	8,000	8,056,488
Morgan Stanley
1.00%, 02/01/19	15,000	15,072,135
1.07%, 10/18/16	6,837	6,817,446
1.36%, 07/23/19	12,775	12,550,096
1.47%, 01/24/19	14,532	14,448,397
1.50%, 06/16/20[c]	16,000	15,859,632
1.64%, 02/25/16	14,500	14,505,176
1.76%, 01/27/20	4,200	4,162,788
1.90%, 04/25/18[c]	14,271	14,363,062
MUFG Union Bank N.A.
1.35%, 09/26/16[c]	10,490	10,503,983
National Australia Bank Ltd.
0.85%, 12/02/16[b,c]	13,680	13,685,828
0.88%, 06/30/17[b]	5,000	4,983,795
0.90%, 03/17/17[b]	3,000	2,998,287
1.00%, 01/14/19[b]	5,000	5,001,485
1.26%, 07/23/18[b]	5,400	5,377,838
National Australia Bank Ltd./New York
1.17%, 07/25/16	18,480	18,494,137
National Bank of Canada
1.00%, 12/14/18	3,000	2,992,089
National City Bank/Cleveland OH
0.82%, 06/07/17	14,667	14,575,229
Nederlandse Waterschapsbank NV
0.59%, 02/14/18[b]	29,250	29,276,266
0.82%, 10/18/16[b]	8,565	8,568,049
Nordea Bank AB
0.82%, 05/13/16[b]	9,050	9,056,027
0.97%, 04/04/17[b,c]	1,950	1,946,718
1.37%, 09/17/18[b]	5,000	5,011,140
PNC Bank N.A.
0.63%, 08/01/17 (Call 08/01/16)[e]	700	697,210
0.83%, 06/01/18[e]	1,825	1,817,021
Royal Bank of Canad[a]
0.59%, 02/03/17	14,000	13,981,254
0.76%, 06/16/17	3,350	3,340,325
0.83%, 03/08/16[c]	12,015	12,013,919
0.88%, 10/13/17[c]	6,900	6,870,516
0.94%, 09/09/16	19,650	19,666,211
0.95%, 01/23/17	9,650	9,649,518
0.97%, 03/06/20	2,425	2,393,485
1.04%, 03/15/19	10,750	10,654,228
Royal Bank of Scotland Group PLC
1.54%, 03/31/17	3,200	3,185,645
Shinhan Bank
1.27%, 04/08/17[c,d]	5,000	4,993,665
Standard Chartered PLC
0.80%, 09/08/17[b]	6,000	5,940,294
State Street Corp.
1.26%, 08/18/20	5,000	4,999,425

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
0.94%, 07/11/17	$3,000	$2,982,513
1.05%, 01/10/17	10,000	9,984,790
1.20%, 01/16/18	9,000	8,956,332
1.29%, 07/19/16[c]	7,250	7,257,054
1.36%, 07/23/18	5,000	4,985,545
1.56%, 01/18/19[c]	5,000	5,005,825
Sumitomo Mitsui Trust Bank Ltd.
1.31%, 09/16/16[b]	8,750	8,745,651
Suncorp-Metway Ltd.
1.30%, 03/28/17[b]	3,800	3,797,807
Svenska Handelsbanken AB
1.02%, 03/21/16	10,315	10,320,849
1.06%, 09/23/16	15,250	15,270,069
Toronto-Dominion Bank (The)
0.57%, 05/02/17[c]	5,420	5,405,946
0.79%, 07/13/16	17,250	17,235,820
0.87%, 01/06/17	18,655	18,640,263
0.89%, 11/05/19	3,600	3,569,746
0.94%, 09/09/16[c]	10,850	10,862,944
1.00%, 01/22/19	5,000	5,007,310
1.00%, 12/14/20[c]	4,000	3,999,424
1.05%, 07/02/19	15,500	15,356,191
Series 1
0.87%, 04/30/18	9,420	9,386,804
U.S. Bancorp.
0.85%, 11/15/18 (Call 10/15/18)	6,600	6,539,980
U.S. Bank N.A./Cincinnati OH
0.55%, 01/30/17 (Call 12/30/16)[c]	13,650	13,645,086
0.74%, 04/22/16 (Call 03/22/16)	16,800	16,791,449
0.92%, 01/26/18 (Call 12/26/17)	3,000	2,984,007
UBS AG/Stamford CT
0.74%, 08/14/17	3,750	3,731,479
0.97%, 06/01/17	5,000	4,990,875
1.00%, 08/14/19	6,000	5,956,116
1.10%, 09/26/16	5,000	5,001,040
1.30%, 03/26/18	16,400	16,353,801
Wachovia Corp.
0.78%, 06/15/17	22,176	22,056,760
0.99%, 10/15/16	9,760	9,733,043
Wells Fargo & Co.
0.72%, 06/02/17	6,500	6,467,227
0.72%, 09/08/17	5,750	5,721,543
0.90%, 09/14/18	3,500	3,474,835
1.08%, 04/22/19[c]	8,263	8,167,934
1.15%, 07/20/16	14,800	14,804,292
1.25%, 04/23/18[c]	10,545	10,523,446
1.46%, 12/07/20[c]	5,000	4,996,750
1.50%, 07/22/20[c]	13,000	12,934,649
Series N
1.30%, 01/30/20	3,500	3,479,686

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
0.57%, 05/16/16	$10,450	$10,447,576
0.57%, 06/02/16	24,290	24,283,830
0.77%, 06/15/17 (Call 06/15/16)	5,100	5,074,510
0.84%, 03/15/16[c]	3,375	3,374,541
1.00%, 01/22/18	20,000	20,023,520
Westpac Banking Corp.
0.70%, 05/19/17	5,795	5,787,264
0.78%, 12/01/17	5,650	5,626,982
0.82%, 11/25/16	9,350	9,352,412
0.82%, 05/25/18	14,121	14,012,410
1.12%, 11/23/18[c]	10,000	9,998,630
1.36%, 07/30/18	7,430	7,428,180

		2,007,102,831
BEVERAGES — 1.13%
Anheuser-Busch InBev Finance Inc.
0.73%, 02/01/19	1,450	1,426,326
0.81%, 01/27/17	5,038	5,019,425
1.00%, 02/01/21	5,000	5,031,965
Coca-Cola Co. (The)
0.43%, 11/01/16	2,750	2,749,593
PepsiCo Inc.
0.62%, 02/26/16[c]	9,800	9,798,824
0.97%, 10/13/17	10,000	10,002,660
SABMiller Holdings Inc.
1.02%, 08/01/18[b]	7,000	6,948,186

		40,976,979

BIOTECHNOLOGY — 0.22%
Amgen Inc.
0.76%, 05/22/17	5,283	5,264,298
0.98%, 05/22/19	2,850	2,830,190

		8,094,488
BUILDING MATERIALS — 0.04%
Martin Marietta Materials Inc.
1.70%, 06/30/17	1,280	1,271,849

		1,271,849
CHEMICALS — 0.11%
Monsanto Co.
0.54%, 11/07/16	4,100	4,083,813

		4,083,813
COMPUTERS — 2.38%
Apple Inc.
0.38%, 05/03/16	9,700	9,698,807
0.41%, 05/05/17	2,400	2,398,752
0.41%, 05/12/17[c]	3,000	2,995,188
0.58%, 05/03/18[c]	18,913	18,862,616
0.59%, 02/07/20[c]	5,500	5,454,465
0.64%, 05/06/19[c]	10,990	10,930,083
0.66%, 05/06/20	5,000	4,947,745
Hewlett Packard Enterprise Co.
2.35%, 10/05/17[b,c]	5,000	5,013,690
2.54%, 10/05/18[b]	5,000	5,014,090
International Business Machines Corp.
0.40%, 02/05/16	9,500	9,499,924
0.73%, 02/12/19[c]	11,170	11,132,569

		85,947,929

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.30%
Procter & Gamble Co. (The)
0.41%, 11/04/16[c]	$4,900	$4,901,833
0.60%, 11/01/19[c]	6,046	6,028,243

		10,930,076
DISTRIBUTION & WHOLESALE — 0.12%
Glencore Funding LLC
1.98%, 01/15/19[b]	5,780	4,379,564

		4,379,564
DIVERSIFIED FINANCIAL SERVICES — 5.59%
American Express Co.
0.97%, 05/22/18	11,000	10,926,432
American Express Credit Corp.
0.72%, 06/05/17[c]	10,130	10,066,667
0.85%, 08/15/19	5,600	5,501,518
0.89%, 09/22/17	7,000	6,945,540
1.08%, 03/18/19	6,400	6,324,934
1.13%, 07/29/16[c]	2,500	2,499,000
1.14%, 05/26/20 (Call 04/25/20)	5,000	4,944,900
1.23%, 07/31/18 (Call 06/30/18)	4,900	4,873,692
Series F
1.55%, 09/14/20 (Call 08/14/20)[c]	5,300	5,272,620
Bear Stearns Companies Inc. (The)
0.77%, 11/21/16	25,680	25,636,421
Citigroup Inc.
1.20%, 07/30/18[c]	4,500	4,502,196
Ford Motor Credit Co. LLC
1.02%, 12/06/17	5,000	4,919,600
1.26%, 11/04/19	3,000	2,907,750
1.40%, 01/17/17	7,100	7,058,636
1.56%, 01/09/18	8,316	8,226,279
1.59%, 05/09/16	8,300	8,308,997
Series 1
1.33%, 03/12/19	6,250	6,058,125
General Electric Capital Corp.
0.53%, 02/15/17[c]	1,189	1,188,205
0.56%, 05/11/16	7,092	7,093,383
0.61%, 08/07/18	2,000	1,981,730
0.90%, 01/09/17[c]	26,002	26,035,491
1.13%, 01/14/19[c]	4,800	4,806,235
1.21%, 05/09/16	4,940	4,949,391
1.24%, 01/09/20 (Call 12/09/19)	4,346	4,348,138
1.27%, 07/12/16	1,601	1,603,672
HSBC Finance Corp.
0.84%, 06/01/16	4,627	4,623,423
Hyundai Capital Services Inc.
1.33%, 03/18/17[d]	1,700	1,695,803
1.33%, 03/18/17[b,c]	5,865	5,850,519
Macquarie Group Ltd.
1.62%, 01/31/17[b]	9,580	9,580,000
Nomura Holdings Inc.
1.95%, 09/13/16	3,550	3,560,079

		202,289,376

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ELECTRIC — 0.40%
Duke Energy Progress LLC
0.57%, 11/20/17	$5,300	$5,244,710
Electricite de France SA
1.08%, 01/20/17[b]	9,300	9,300,056

		14,544,766
FOOD — 0.49%
ConAgra Foods Inc.
0.99%, 07/21/16	8,100	8,090,466
Kroger Co. (The)
1.15%, 10/17/16	6,215	6,213,136
Mondelez International Inc.
0.85%, 02/01/19[c]	3,300	3,244,299

		17,547,901
HEALTH CARE — PRODUCTS — 0.34%
Becton Dickinson and Co.
0.96%, 06/15/16	7,383	7,381,907
Medtronic Inc.
1.31%, 03/15/20	5,000	4,990,880

		12,372,787
HEALTH CARE — SERVICES — 0.37%
Roche Holdings Inc.
0.69%, 09/29/17[b]	4,000	3,985,512
0.94%, 09/30/19[b]	6,900	6,819,656
UnitedHealth Group Inc.
1.07%, 01/17/17	2,600	2,601,105

		13,406,273
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
0.42%, 05/19/16	1,725	1,724,317

		1,724,317
INSURANCE — 2.14%
Berkshire Hathaway Finance Corp.
0.49%, 08/14/17	2,000	1,995,096
0.77%, 01/10/17	3,050	3,048,756
0.79%, 01/13/17	5,900	5,899,080
0.92%, 01/12/18	8,000	7,988,112
Metropolitan Life Global Funding I
0.72%, 06/23/16[b]	6,050	6,045,620
0.82%, 07/14/16[b]	19,000	18,984,857
1.00%, 04/10/17[b]	11,450	11,435,206
1.15%, 07/15/16[b]	3,250	3,252,252
New York Life Global Funding
0.97%, 05/23/16[b]	9,500	9,501,225
Principal Life Global Funding II
0.78%, 05/27/16[b]	5,250	5,252,541
Prudential Financial Inc.
1.14%, 08/15/18	4,000	3,988,660

		77,391,405
INTERNET — 0.35%
Alibaba Group Holding Ltd.
0.93%, 11/28/17	6,625	6,571,960

Security	Principal (000s)	Value
eBay Inc.
0.81%, 08/01/19	$2,300	$2,234,390
0.82%, 07/28/17[c]	3,878	3,831,402

		12,637,752
IRON & STEEL — 0.14%
Glencore Funding LLC
1.57%, 05/27/16[b]	5,000	4,901,275

		4,901,275
MACHINERY — 0.65%
Caterpillar Financial Services Corp.
0.65%, 02/26/16[c]	4,950	4,949,649
0.65%, 06/09/17[c]	1,120	1,116,419
John Deere Capital Corp.
0.49%, 02/25/16	2,750	2,749,381
0.72%, 04/12/16	1,450	1,450,642
0.73%, 12/15/17	5,000	4,978,100
0.91%, 10/11/16	3,400	3,401,180
0.91%, 01/16/18	5,000	4,978,055

		23,623,426
MANUFACTURING — 0.13%
Siemens Financieringsmaatschappij NV
0.67%, 05/25/18[b]	4,790	4,772,579

		4,772,579
MEDIA — 0.28%
NBCUniversal Enterprise Inc.
1.16%, 04/15/16[b]	3,800	3,799,802
1.31%, 04/15/18[b,c]	6,200	6,191,413

		9,991,215
MINING — 0.35%
Anglo American Capital PLC
1.57%, 04/15/16[b]	2,000	1,984,544
BHP Billiton Finance USA Ltd.
0.85%, 09/30/16[c]	6,240	6,205,200
Rio Tinto Finance USA PLC
1.37%, 06/17/16	4,500	4,489,659

		12,679,403
MULTI-NATIONAL — 0.42%
Asian Development Bank
1.00%, 02/08/18	7,000	7,000,000
Inter-American Development Bank
0.84%, 10/15/20	8,000	7,995,920

		14,995,920
OIL & GAS — 4.75%
BP Capital Markets PLC
0.76%, 11/07/16	5,100	5,089,081
0.78%, 02/13/18	2,500	2,474,732
0.85%, 05/10/18[c]	3,400	3,367,309
1.23%, 09/26/18[c]	2,200	2,176,115
Canadian Natural Resources Ltd.
0.98%, 03/30/16	3,150	3,136,027

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Chevron Corp.
0.44%, 11/09/16	$4,000	$3,995,448
0.48%, 02/22/17[c]	6,000	5,978,454
0.53%, 11/15/17[c]	6,623	6,571,923
0.59%, 03/02/18	11,100	10,994,517
0.72%, 11/09/17	5,000	4,979,435
0.77%, 11/15/19	2,100	2,050,541
0.87%, 11/16/18[c]	5,000	4,977,645
CNPC General Capital Ltd.
1.26%, 05/14/17[d]	11,000	10,983,786
Devon Energy Corp.
1.05%, 12/15/16	4,750	4,674,717
Exxon Mobil Corp.
0.46%, 03/01/18	3,000	2,983,041
0.55%, 03/15/17[c]	5,100	5,086,760
0.66%, 03/15/19	7,900	7,782,867
Petroleos Mexicanos
2.64%, 07/18/18[c]	9,300	8,974,500
Shell International Finance BV
0.57%, 11/15/16[c]	4,202	4,197,600
0.66%, 05/10/17	10,440	10,411,854
0.81%, 05/11/20	9,500	9,222,619
0.92%, 11/10/18[c]	5,000	4,984,795
Sinopec Group Overseas Development 2014 Ltd.
1.40%, 04/10/17[b]	11,291	11,263,224
1.54%, 04/10/19[b]	11,000	10,931,041
Statoil ASA
0.54%, 11/09/17	1,620	1,610,011
0.65%, 05/15/18	14,730	14,540,543
0.80%, 11/08/18	2,260	2,233,671
Total Capital International SA
0.91%, 08/10/18	6,153	6,113,061

		171,785,317
PHARMACEUTICALS — 1.61%
Actavis Funding SCS
1.58%, 03/12/18[c]	3,300	3,318,582
1.76%, 03/12/20	3,450	3,449,365
Baxalta Inc.
1.37%, 06/22/18[b]	6,500	6,481,846
Bayer U.S. Finance LLC
0.89%, 10/06/17[b]	7,000	6,975,521
Johnson & Johnson
0.48%, 11/28/16	5,208	5,207,594
Merck & Co. Inc.
0.47%, 02/10/17	4,000	3,997,932
0.55%, 05/18/16	2,800	2,800,739
0.72%, 05/18/18[c]	10,800	10,805,670
0.72%, 02/10/20[c]	5,000	4,961,500
Pfizer Inc.
0.51%, 05/15/17[c]	4,000	3,990,364
0.81%, 06/15/18[c]	6,300	6,283,601

		58,272,714
PIPELINES — 0.49%
Enbridge Inc.
0.87%, 06/02/17[c]	5,220	4,975,793
1.26%, 10/01/16	5,250	5,211,685

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
1.28%, 06/30/16	$3,000	$2,993,226
1.41%, 01/12/18	4,550	4,446,506

		17,627,210
RETAIL — 0.30%
Lowe’s Companies Inc.
0.91%, 09/10/19	1,200	1,193,203
Walgreens Boots Alliance Inc.
0.81%, 05/18/16	9,760	9,751,519

		10,944,722
SOFTWARE — 0.52%
Oracle Corp.
0.82%, 07/07/17	6,800	6,794,390
1.13%, 10/08/19[c]	3,315	3,310,349
1.20%, 01/15/19[c]	8,650	8,659,065

		18,763,804
TELECOMMUNICATIONS — 3.92%
America Movil SAB de CV
1.50%, 09/12/16	12,149	12,149,960
AT&T Inc.
0.74%, 02/12/16	8,175	8,174,477
1.16%, 03/11/19	7,250	7,179,378
1.32%, 11/27/18	2,605	2,604,359
1.53%, 06/30/20[c]	6,000	5,944,164
Cisco Systems Inc.
0.70%, 03/03/17[c]	18,670	18,674,238
0.82%, 06/15/18[c]	7,000	6,989,031
0.91%, 03/01/19[c]	5,900	5,897,368
Telefonica Emisiones SAU
1.24%, 06/23/17	5,300	5,272,572
Verizon Communications Inc.
0.88%, 06/09/17	7,800	7,770,906
1.30%, 06/17/19[c]	10,000	9,910,350
2.04%, 09/15/16	24,533	24,677,426
2.25%, 09/14/18[c]	17,886	18,277,632
Vodafone Group PLC
0.75%, 02/19/16	8,200	8,198,885

		141,720,746
TRANSPORTATION — 0.26%
Canadian National Railway Co.
0.53%, 11/14/17	2,050	2,038,922
Network Rail Infrastructure Finance PLC
0.37%, 02/13/17[b]	7,500	7,497,750

		9,536,672

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,196,048,367)		3,183,276,460

FOREIGN GOVERNMENT OBLIGATIONS[a,f] —9.84%

CANADA — 0.41%
Province of Quebec Canada
0.67%, 09/04/18	15,000	14,954,385

		14,954,385

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2016

Security	Principal (000s)	Value
JAPAN — 0.29%
Japan Bank for International Cooperation/Japan
0.72%, 11/13/18[c]	$10,500	$10,547,953

		10,547,953
NORWAY — 2.50%
Kommunalbanken AS
0.45%, 05/02/17[b]	14,000	13,993,070
0.46%, 05/02/19[b]	10,000	9,996,800
0.55%, 02/20/18[b]	8,900	8,886,445
0.60%, 03/17/20[b]	18,600	18,584,804
0.61%, 03/18/16[b]	7,600	7,596,983
0.75%, 10/31/16[b]	10,900	10,902,409
0.98%, 03/27/17[b]	20,300	20,346,710

		90,307,221
SOUTH KOREA — 0.44%
Export-Import Bank of Korea
1.08%, 09/17/16	250	250,522
1.37%, 01/14/17	15,644	15,669,312

		15,919,834
SUPRANATIONAL — 5.20%
Asian Development Bank
0.43%, 05/13/16	5,000	4,999,405
0.43%, 02/28/18	5,000	4,996,660
0.60%, 06/25/19	10,000	9,987,850
0.63%, 07/10/19	3,000	2,996,709
0.67%, 10/19/17	15,000	14,985,705
Inter-American Development Bank
0.44%, 06/12/17[c]	12,010	12,009,267
0.44%, 10/15/17	5,300	5,281,779
0.46%, 02/11/16	4,200	4,199,803
0.47%, 11/26/18[c]	19,000	18,893,752
0.49%, 12/12/16	13,000	13,002,522
0.53%, 09/12/18[c]	7,000	6,996,871
0.62%, 10/15/19	10,000	9,957,770
0.63%, 07/15/20	16,200	16,044,042
International Bank for Reconstruction & Development
0.60%, 09/30/17	20,000	19,984,560
International Finance Corp.
0.45%, 08/01/16	14,900	14,897,810
0.45%, 02/02/18	8,740	8,738,261
0.68%, 01/09/19	10,000	9,994,200
International Finance Facility for Immunisation Co.
0.80%, 07/05/16[b]	10,000	9,994,190

		187,961,156

Security	Principal or Shares (000s)	Value
SWEDEN — 1.00%
Kommuninvest I Sverige AB
0.45%, 12/03/18[b]	$4,000	$3,990,920
Svensk Exportkredit AB
0.52%, 11/10/17	5,000	4,991,890
0.68%, 06/12/17[c]	3,200	3,198,035
0.92%, 01/23/17	14,620	14,643,787
1.00%, 01/14/19	9,400	9,394,633

		36,219,265

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $356,454,174)		355,909,814

SHORT-TERM INVESTMENTS — 9.33%

MONEY MARKET FUNDS — 9.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,g,h]	189,132	189,132,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,g,h]	17,992	17,991,539
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,g]	130,285	130,285,408

		337,409,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $337,409,381)		337,409,381

TOTAL INVESTMENTS IN SECURITIES — 107.20%
(Cost: $3,889,911,922)		3,876,595,655
Other Assets, Less Liabilities — (7.20)%		(260,472,137)

NET ASSETS — 100.00%		$3,616,123,518

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

157

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 58.55%

AUSTRALIA — 0.89%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	13	$11,405
2.50%, 09/20/30[a]	AUD	27	26,650
3.00%, 09/20/25[a]	AUD	56	56,588
4.00%, 08/20/20[a]	AUD	21	28,345

			122,988

BRAZIL — 6.14%
Brazil Notas do Tesouro Nacional
Series B
6.08%, 08/15/16	BRL	77	55,214
6.08%, 08/15/18	BRL	270	193,411
6.08%, 08/15/20	BRL	188	131,803
6.08%, 08/15/22	BRL	106	71,641
6.08%, 08/15/24	BRL	120	79,416
6.08%, 08/15/40	BRL	101	61,950
6.08%, 08/15/50	BRL	170	102,042
6.15%, 05/15/35	BRL	114	69,371
6.15%, 05/15/45	BRL	125	73,930
6.15%, 05/15/55	BRL	20	11,754

			850,532

CANADA — 1.55%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	19	15,434
1.50%, 12/01/44	CAD	22	19,150
2.00%, 12/01/41	CAD	87	81,810
4.00%, 12/01/31	CAD	28	30,653
4.25%, 12/01/26	CAD	67	68,201

			215,248

CHILE — 1.11%
Bonos de la Tesoreria de la Republica
4.48%, 10/15/23	CLP	64,073	111,927
Bonos del Banco Central de Chile en UF
2.99%, 05/01/28	CLP	25,629	41,884

			153,811

COLOMBIA — 0.50%
Colombian TES
3.50%, 03/10/21	COP	230,029	69,250

			69,250

DENMARK — 0.15%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	135	20,273

			20,273

FRANCE — 7.78%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	51	58,237
0.25%, 07/25/18[a]	EUR	1	1,158

Security	Principal (000s)		Value
0.25%, 07/25/24[a]	EUR	20	$23,400
1.00%, 07/25/17[a]	EUR	1	1,261
1.10%, 07/25/22[a]	EUR	155	187,005
1.30%, 07/25/19[a]	EUR	11	12,407
1.80%, 07/25/40[a]	EUR	31	47,073
1.85%, 07/25/27[a]	EUR	1	1,437
2.10%, 07/25/23[a]	EUR	101	131,786
2.25%, 07/25/20[a]	EUR	61	75,327
3.15%, 07/25/32[a]	EUR	141	232,360
3.40%, 07/25/29	EUR	70	112,363
French Treasury Note BTAN
0.45%, 07/25/16[a]	EUR	178	194,252

			1,078,066

GERMANY — 2.65%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	55	60,959
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	100	115,379
0.10%, 04/15/46[a]	EUR	19	23,326
0.50%, 04/15/30[a]	EUR	24	29,232
1.75%, 04/15/20[a]	EUR	115	137,561

			366,457

ISRAEL — 1.68%
Israel Government Bond – CPI Linked
1.00%, 05/31/45	ILS	50	11,471
2.75%, 09/30/22	ILS	200	60,572
2.75%, 08/30/41	ILS	50	17,705
3.50%, 04/30/18	ILS	269	86,800
4.00%, 05/30/36	ILS	123	56,487

			233,035

ITALY — 6.43%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	185	207,321
2.10%, 09/15/21[a]	EUR	76	91,117
2.35%, 09/15/19[a]	EUR	164	193,477
2.35%, 09/15/24[b]	EUR	61	76,268
2.35%, 09/15/35[a]	EUR	73	96,105
2.55%, 09/15/41[a]	EUR	40	54,459
2.60%, 09/15/23[a]	EUR	86	108,174
3.10%, 09/15/26[a]	EUR	48	64,051

			890,972

JAPAN — 1.34%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	1,241	10,685
0.10%, 03/10/24	JPY	3,804	32,753
0.10%, 09/10/24	JPY	6,500	56,106
0.10%, 03/10/25	JPY	8,617	74,203
1.20%, 12/10/17	JPY	1,339	11,707

			185,454

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2016

Security	Principal (000s)		Value

MEXICO — 1.83%
Mexican Udibonos
2.50%, 12/10/20	MXN	866	$47,337
3.50%, 12/14/17	MXN	811	46,242
4.00%, 11/15/40	MXN	1,399	79,076
4.00%, 11/08/46	MXN	311	17,612
4.50%, 12/04/25	MXN	487	29,715
4.50%, 11/22/35	MXN	546	33,471

			253,453

NEW ZEALAND — 0.31%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	29	19,391
2.50%, 09/20/35[a]	NZD	13	8,677
3.00%, 09/20/30[a]	NZD	20	14,589

			42,657

SOUTH AFRICA — 0.86%
South Africa Government Bond – CPI Linked
2.25%, 01/31/38	ZAR	168	11,105
2.50%, 01/31/17	ZAR	29	1,850
2.50%, 03/31/46	ZAR	11	787
2.50%, 12/31/50	ZAR	192	13,587
2.60%, 03/31/28	ZAR	124	8,297
3.45%, 12/07/33	ZAR	547	41,685
5.50%, 12/07/23	ZAR	535	42,035

			119,346

SOUTH KOREA — 0.33%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	51,611	45,809

			45,809

SPAIN — 0.75%
Spain Government Inflation Linked Bond
1.00%, 11/30/30[b]	EUR	17	17,934
1.80%, 11/30/24[b]	EUR	73	86,490

			104,424

SWEDEN — 0.72%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	15,209
1.00%, 06/01/25	SEK	25	3,381
3.50%, 12/01/28	SEK	360	77,360
4.00%, 12/01/20	SEK	20	3,735

			99,685
THAILAND — 0.20%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,061	28,127

			28,127

TURKEY — 1.23%
Turkey Government Bond
1.00%, 05/03/23	TRY	62	18,442
2.00%, 10/26/22	TRY	155	50,139
2.00%, 09/18/24	TRY	22	7,025
2.40%, 05/08/24	TRY	40	13,092

Security	Principal (000s)		Value
2.50%, 05/04/16	TRY	6	$1,977
2.80%, 11/08/23	TRY	24	8,155
3.00%, 07/21/21	TRY	71	24,154
3.00%, 02/23/22	TRY	74	25,216
3.00%, 08/02/23	TRY	61	20,919
4.00%, 04/01/20	TRY	2	740

			169,859

UNITED KINGDOM — 22.10%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	88	132,949
0.13%, 03/22/24[a]	GBP	113	173,678
0.13%, 03/22/29[a]	GBP	101	161,370
0.13%, 03/22/44[a]	GBP	88	162,934
0.13%, 03/22/46[a]	GBP	22	41,938
0.13%, 03/22/58[a]	GBP	45	98,154
0.13%, 03/22/68[a]	GBP	53	132,290
0.25%, 03/22/52[a]	GBP	54	113,535
0.38%, 03/22/62[a]	GBP	57	145,358
0.50%, 03/22/50[a]	GBP	60	132,575
0.63%, 03/22/40[a]	GBP	141	280,075
0.63%, 11/22/42[a]	GBP	20	40,390
0.75%, 03/22/34[a]	GBP	11	20,583
0.75%, 11/22/47[a]	GBP	59	134,843
1.25%, 11/22/17[a]	GBP	121	179,556
1.25%, 11/22/32[a]	GBP	101	197,507
1.25%, 11/22/55[a]	GBP	63	182,913
1.88%, 11/22/22[a]	GBP	124	211,935
2.00%, 01/26/35[a]	GBP	80	263,622
2.50%, 07/26/16[a]	GBP	16	72,448
4.13%, 07/22/30[a]	GBP	39	183,432

			3,062,085

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES			8,111,531
(Cost: $9,518,183)

U.S. GOVERNMENT OBLIGATIONS — 38.75%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	USD	209	209,514
0.13%, 04/15/18	USD	455	456,929
0.13%, 01/15/23[c]	USD	445	435,579
0.13%, 07/15/22	USD	256	253,737
0.13%, 04/15/16	USD	124	123,100
0.13%, 04/15/19	USD	240	241,407
0.13%, 07/15/24	USD	191	185,257
0.13%, 04/15/20	USD	26	26,223
0.25%, 01/15/25	USD	50	48,805
0.38%, 07/15/23	USD	380	379,391
0.38%, 07/15/25	USD	46	45,501
0.63%, 02/15/43	USD	122	106,915
0.63%, 01/15/24[c]	USD	261	263,841
0.75%, 02/15/42	USD	120	108,407
0.75%, 02/15/45	USD	103	92,934
1.13%, 01/15/21	USD	321	336,612
1.38%, 07/15/18	USD	239	249,001
1.38%, 01/15/20	USD	216	227,961

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value
1.38%, 02/15/44	USD	127	$133,429
1.63%, 01/15/18[c]	USD	261	270,300
2.00%, 01/15/26	USD	211	239,119
2.13%, 02/15/40	USD	55	66,343
2.13%, 02/15/41	USD	134	162,307
2.38%, 01/15/25	USD	31	36,462
2.38%, 01/15/27	USD	118	138,988
3.88%, 04/15/29	USD	383	531,234

TOTAL U.S. GOVERNMENT OBLIGATIONS			5,369,296
(Cost: $5,374,751)

SHORT-TERM INVESTMENTS — 10.35%

MONEY MARKET FUNDS — 10.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]		899	898,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]		85	85,487
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]		450	449,943

			1,434,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,434,092)			1,434,092

TOTAL INVESTMENTS IN SECURITIES — 107.65%			14,914,919
(Cost: $16,327,026)
Other Assets, Less Liabilities — (7.65)%			(1,060,139)

NET ASSETS — 100.00%			$13,854,780

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

160

Schedule of Investments  (Unaudited)

iSHARES® GNMA BOND ETF

January 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.80%

MORTGAGE-BACKED SECURITIES — 99.80%
Government National Mortgage Association
2.50%, 01/15/28	$16	$16,677
2.50%, 02/20/28	34	35,172
2.50%, 01/20/31	475	491,019
2.50%, 04/20/43	52	52,003
2.50%, 02/01/46[a]	400	393,813
3.00%, 07/15/27	30	31,335
3.00%, 09/15/27	35	36,344
3.00%, 12/20/27	123	129,683
3.00%, 01/20/31	750	789,802
3.00%, 09/15/42	14	14,501
3.00%, 10/15/42	132	135,851
3.00%, 09/20/43	3,056	3,166,330
3.00%, 08/20/44	1,824	1,890,224
3.00%, 08/20/45	3,925	4,054,217
3.00%, 02/01/46[a]	4,575	4,714,484
3.50%, 02/15/26	19	20,404
3.50%, 11/15/26	14	14,559
3.50%, 02/20/27	36	38,704
3.50%, 01/20/31	225	238,920
3.50%, 09/15/41	22	23,494
3.50%, 11/15/41	326	343,573
3.50%, 01/15/42	35	36,871
3.50%, 09/15/42	75	79,692
3.50%, 10/15/42	26	26,960
3.50%, 11/15/42	134	141,083
3.50%, 03/15/43	104	109,811
3.50%, 05/15/43	113	120,157
3.50%, 06/15/43	97	102,868
3.50%, 07/20/45	11,843	12,511,438
3.50%, 01/20/46	395	417,227
3.50%, 02/01/46[a]	10,655	11,234,976
4.00%, 03/20/26	13	13,859
4.00%, 07/20/26	11	11,841
4.00%, 02/15/41	33	35,805
4.00%, 03/15/41	31	33,119
4.00%, 04/15/41	140	151,318
4.00%, 05/15/41	24	26,168
4.00%, 12/15/41	42	45,118
4.00%, 01/15/42	30	32,512
4.00%, 02/15/42	98	105,625
4.00%, 03/15/42	175	188,470
4.00%, 05/15/42	34	37,236
4.00%, 08/15/42	46	49,837
4.00%, 09/20/42	753	806,577
4.00%, 04/15/44	247	264,262
4.00%, 05/15/44	256	274,017
4.00%, 08/20/44	168	179,752
4.00%, 10/20/44	1,885	2,017,527
4.00%, 10/20/45	1,388	1,486,584
4.00%, 01/20/46	444	475,153
4.00%, 02/01/46[a]	7,541	8,058,787
4.50%, 04/15/24	29	30,750
4.50%, 07/20/24	13	13,430

Security	Principal or Shares (000s)	Value
4.50%, 08/15/39	$543	$590,343
4.50%, 07/15/40	183	199,255
4.50%, 08/15/40	264	288,130
4.50%, 02/01/46[a]	6,587	7,108,574
5.00%, 07/15/39	111	123,309
5.00%, 07/20/42	537	595,050
5.00%, 02/01/46[a]	1,202	1,302,242
5.00%, 02/22/46	2,820	3,098,475
5.50%, 10/15/38	72	80,488
5.50%, 07/20/40	881	971,007
5.50%, 02/01/46[a]	280	311,544
6.00%, 09/20/38	91	102,459
6.00%, 02/01/46[a]	200	224,875

		70,745,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $69,939,842)		70,745,690

SHORT-TERM INVESTMENTS — 51.83%

MONEY MARKET FUNDS — 51.83%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	36,746	36,746,308

		36,746,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,746,308)		36,746,308

TOTAL INVESTMENTS IN SECURITIES — 151.63%
(Cost: $106,686,150)		107,491,998
Other Assets, Less Liabilities — (51.63)%		(36,602,974)

NET ASSETS — 100.00%		$70,889,024

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.43%

ADVERTISING — 0.22%
Omnicom Group Inc.
5.90%, 04/15/16	$122	$123,181

		123,181
AEROSPACE & DEFENSE — 0.91%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	218	219,347
Boeing Co. (The)
3.75%, 11/20/16	14	14,324
General Dynamics Corp.
2.25%, 07/15/16	10	10,068
L-3 Communications Corp.
3.95%, 11/15/16	114	115,573
Lockheed Martin Corp.
2.13%, 09/15/16	139	139,887

		499,199
AGRICULTURE — 0.63%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	12	12,039
Philip Morris International Inc.
2.50%, 05/16/16	232	233,229
Reynolds American Inc.
3.50%, 08/04/16[a]	100	100,990

		346,258
AUTO MANUFACTURERS — 1.30%
American Honda Finance Corp.
1.13%, 10/07/16	259	259,413
PACCAR Financial Corp.
0.75%, 05/16/16	50	50,011
1.15%, 08/16/16	18	18,037
Toyota Motor Credit Corp.
0.80%, 05/17/16	18	18,001
2.00%, 09/15/16	367	369,691

		715,153
AUTO PARTS & EQUIPMENT — 0.18%
Johnson Controls Inc.
2.60%, 12/01/16	100	100,764

		100,764
BANKS — 29.09%
Abbey National Treasury Services PLC/United Kingdom
4.00%, 04/27/16	228	229,715
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,021
Bank of America Corp.
1.35%, 11/21/16	460	460,017
3.63%, 03/17/16	650	652,278
5.63%, 10/14/16[a]	80	82,434
5.75%, 08/15/16	20	20,464
6.50%, 08/01/16	205	210,329
Series 1
3.75%, 07/12/16	60	60,692

Security	Principal (000s)	Value
Bank of Montreal
1.30%, 07/15/16	$232	$232,453
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	288	289,943
Bank of Nova Scotia (The)
0.95%, 03/15/16	50	50,020
1.10%, 12/13/16	26	25,986
1.38%, 07/15/16	534	535,002
2.90%, 03/29/16	36	36,119
Barclays Bank PLC
5.00%, 09/22/16	500	512,063
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	107	107,102
3.95%, 04/29/16	8	8,062
BNP Paribas SA
1.25%, 12/12/16	276	276,277
3.60%, 02/23/16	160	160,253
Branch Banking & Trust Co.
1.45%, 10/03/16 (Call 09/03/16)[a]	345	345,912
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16	157	157,376
Capital One Financial Corp.
3.15%, 07/15/16	318	320,686
6.15%, 09/01/16	92	94,588
Citigroup Inc.
1.30%, 04/01/16	14	14,011
1.30%, 11/15/16	272	271,593
1.70%, 07/25/16	26	26,060
3.95%, 06/15/16	534	540,579
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	1,310	1,310,380
5.75%, 10/01/16	346	356,281
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	250,201
JPMorgan Chase & Co.
1.13%, 02/26/16	26	26,009
3.15%, 07/05/16[a]	760	767,177
3.45%, 03/01/16	884	885,599
Morgan Stanley
1.75%, 02/25/16	38	38,026
3.80%, 04/29/16	700	704,940
5.75%, 10/18/16[a]	200	206,331
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	250	250,437
National Australia Bank Ltd./New York
1.30%, 07/25/16	250	250,461
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	513	517,884
Royal Bank of Canada
0.85%, 03/08/16	114	114,034
1.45%, 09/09/16	64	64,202
2.30%, 07/20/16	434	436,933
2.88%, 04/19/16	47	47,219
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	284	285,176

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
State Street Corp.
2.88%, 03/07/16	$178	$178,396
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	234	234,761
Svenska Handelsbanken AB
3.13%, 07/12/16	250	252,514
Toronto-Dominion Bank (The)
1.50%, 09/09/16	51	51,146
2.38%, 10/19/16	386	389,854
2.50%, 07/14/16	167	168,261
U.S. Bancorp.
3.44%, 02/01/16	20	20,000
Series F
2.20%, 11/15/16 (Call 10/14/16)	326	328,722
UBS AG/Stamford CT Series 10
5.88%, 07/15/16	100	101,929
Wachovia Corp.
5.63%, 10/15/16	26	26,759
Wells Fargo & Co.
1.25%, 07/20/16	1,252	1,254,817
2.63%, 12/15/16	50	50,756
3.68%, 06/15/16[c]	256	258,580
5.13%, 09/15/16	24	24,614
Westpac Banking Corp.
1.05%, 11/25/16	200	200,059

		16,022,493
BEVERAGES — 2.13%
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16	10	10,007
Bottling Group LLC
5.50%, 04/01/16	14	14,115
Coca-Cola Co. (The)
0.75%, 11/01/16	22	21,999
1.80%, 09/01/16[a]	421	423,544
Diageo Capital PLC
0.63%, 04/29/16	226	225,966
5.50%, 09/30/16	114	117,364
PepsiCo Inc.
0.70%, 02/26/16	24	24,001
2.50%, 05/10/16	334	335,738

		1,172,734
BIOTECHNOLOGY — 0.89%
Amgen Inc.
2.30%, 06/15/16	214	215,118
2.50%, 11/15/16	135	136,436
Gilead Sciences Inc.
3.05%, 12/01/16	139	141,306

		492,860
BUILDING MATERIALS — 0.41%
Lafarge SA
6.50%, 07/15/16	220	224,773

		224,773
CHEMICALS — 1.27%
Dow Chemical Co. (The)
2.50%, 02/15/16	100	100,046

Security	Principal (000s)	Value
Ecolab Inc.
3.00%, 12/08/16	$259	$262,648
EI du Pont de Nemours & Co.
5.25%, 12/15/16	154	159,607
Monsanto Co.
2.75%, 04/15/16	25	25,087
Praxair Inc.
0.75%, 02/21/16	150	150,005

		697,393
COMMERCIAL SERVICES — 0.33%
Western Union Co. (The)
5.93%, 10/01/16	174	179,145

		179,145
COMPUTERS — 1.82%
Apple Inc.
0.45%, 05/03/16[a]	300	299,941
International Business Machines Corp.
0.45%, 05/06/16[a]	200	199,935
1.95%, 07/22/16	500	502,845

		1,002,721
COSMETICS & PERSONAL CARE — 0.71%
Colgate-Palmolive Co.
5.20%, 11/07/16	100	103,321
Procter & Gamble Co. (The)
0.75%, 11/04/16	106	106,022
1.45%, 08/15/16[a]	180	180,719

		390,062
DIVERSIFIED FINANCIAL SERVICES — 7.58%
American Express Co.
5.50%, 09/12/16	14	14,375
American Express Credit Corp.
1.30%, 07/29/16[a]	30	30,038
2.80%, 09/19/16	629	636,106
Countrywide Financial Corp.
6.25%, 05/15/16	220	223,136
Credit Suisse USA Inc.
5.38%, 03/02/16	268	269,025
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	100,902
4.21%, 04/15/16[a]	500	502,993
8.00%, 12/15/16	400	420,867
General Electric Capital Corp.
2.95%, 05/09/16	773	777,665
3.35%, 10/17/16	245	249,057
5.38%, 10/20/16	100	103,014
General Motors Financial Co. Inc.
2.75%, 05/15/16	297	298,060
International Lease Finance Corp.
6.75%, 09/01/16[d]	100	102,000
Jefferies Group LLC
5.50%, 03/15/16	25	25,121
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	150,275
Nomura Holdings Inc.
2.00%, 09/13/16	263	263,922

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Vesey Street Investment Trust I
4.40%, 09/01/16[c]	$10	$10,171

		4,176,727
ELECTRIC — 2.93%
Dayton Power & Light Co. (The)
1.88%, 09/15/16	70	70,141
Dominion Gas Holdings LLC
1.05%, 11/01/16	200	199,909
Dominion Resources Inc./VA
1.95%, 08/15/16	150	150,649
DTE Energy Co.
6.35%, 06/01/16[a]	100	101,719
Duke Energy Corp.
2.15%, 11/15/16	264	265,925
Jersey Central Power & Light Co.
5.63%, 05/01/16	100	101,136
Ohio Power Co.
6.00%, 06/01/16	50	50,784
PSEG Power LLC
5.32%, 09/15/16	100	102,252
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	100	101,395
Southern Co. (The)
1.95%, 09/01/16	266	267,132
TECO Finance Inc.
4.00%, 03/15/16	100	100,351
Xcel Energy Inc.
0.75%, 05/09/16	100	99,904

		1,611,297
ELECTRONICS — 0.20%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	107	107,427

		107,427
ENVIRONMENTAL CONTROL — 0.25%
Waste Management Inc.
2.60%, 09/01/16	139	140,098

		140,098
FOOD — 1.58%
Hershey Co. (The)
1.50%, 11/01/16	150	150,744
5.45%, 09/01/16	25	25,676
Kellogg Co.
1.88%, 11/17/16	160	160,897
4.45%, 05/30/16	22	22,259
Kroger Co. (The)
1.20%, 10/17/16	100	100,017
Mondelez International Inc.
4.13%, 02/09/16	292	292,159
Tyson Foods Inc.
6.60%, 04/01/16	18	18,166
Unilever Capital Corp.
2.75%, 02/10/16	100	100,041

		869,959

Security	Principal (000s)	Value
GAS — 0.31%
Sempra Energy
6.50%, 06/01/16	$168	$170,960

		170,960
HEALTH CARE — PRODUCTS — 0.97%
Baxter International Inc.
0.95%, 06/01/16	173	172,944
Becton Dickinson and Co.
1.75%, 11/08/16	172	172,464
Medtronic Inc.
2.63%, 03/15/16	10	10,022
Stryker Corp.
2.00%, 09/30/16	180	181,267

		536,697
HEALTH CARE — SERVICES — 0.74%
UnitedHealth Group Inc.
5.38%, 03/15/16	297	298,609
Ventas Realty LP
1.55%, 09/26/16	110	110,188

		408,797
INSURANCE — 2.64%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	338	347,990
Aon Corp.
3.13%, 05/27/16	106	106,701
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16[a]	318	318,161
Berkshire Hathaway Inc.
2.20%, 08/15/16	10	10,083
CNA Financial Corp.
6.50%, 08/15/16	140	143,656
MetLife Inc.
6.75%, 06/01/16	313	319,066
Prudential Financial Inc.
3.00%, 05/12/16	106	106,603
Travelers Companies Inc. (The)
6.25%, 06/20/16	100	102,144

		1,454,404
INTERNET — 0.26%
Google Inc.
2.13%, 05/19/16	145	145,705

		145,705
LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	60	60,001

		60,001
LODGING — 0.19%
Wyndham Worldwide Corp.
6.00%, 12/01/16	100	103,347

		103,347

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
MACHINERY — 1.98%
Caterpillar Financial Services Corp.
0.70%, 02/26/16	$100	$100,007
1.00%, 11/25/16	43	43,075
1.35%, 09/06/16	50	50,158
2.05%, 08/01/16[a]	422	424,465
Caterpillar Inc.
5.70%, 08/15/16	41	42,079
John Deere Capital Corp.
1.05%, 10/11/16	16	16,022
1.05%, 12/15/16	110	110,170
1.85%, 09/15/16	114	114,734
2.25%, 06/07/16	70	70,386
Xylem Inc./NY
3.55%, 09/20/16	116	117,522

		1,088,618
MANUFACTURING — 0.76%
3M Co.
1.38%, 09/29/16[a]	297	298,221
Danaher Corp.
2.30%, 06/23/16	118	118,783

		417,004
MEDIA — 1.85%
Comcast Corp.
4.95%, 06/15/16[a]	30	30,436
NBCUniversal Media LLC
2.88%, 04/01/16	293	294,047
Scripps Networks Interactive Inc.
2.70%, 12/15/16	118	119,100
Thomson Reuters Corp.
0.88%, 05/23/16	18	17,990
Viacom Inc.
2.50%, 12/15/16	200	200,903
6.25%, 04/30/16	49	49,586
Walt Disney Co. (The)
1.35%, 08/16/16	266	267,005
5.63%, 09/15/16	41	42,249

		1,021,316
MINING — 0.91%
BHP Billiton Finance USA Ltd.
1.88%, 11/21/16	200	199,849
Rio Tinto Finance USA PLC
1.38%, 06/17/16	300	299,772

		499,621
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
6.40%, 03/15/16	120	120,709

		120,709

Security	Principal (000s)	Value
OIL & GAS — 3.85%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$306	$310,600
BP Capital Markets PLC
2.25%, 11/01/16	32	32,217
3.20%, 03/11/16	386	387,073
Chevron Corp.
0.89%, 06/24/16[a]	112	112,062
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	224	230,082
Marathon Petroleum Corp.
3.50%, 03/01/16	118	118,157
Occidental Petroleum Corp.
2.50%, 02/01/16	309	309,000
4.13%, 06/01/16	37	37,392
Shell International Finance BV
0.90%, 11/15/16	176	175,896
Total Capital International SA
1.00%, 08/12/16	316	316,164
Total Capital SA
2.30%, 03/15/16	91	91,154

		2,119,797
OIL & GAS SERVICES — 0.49%
Cameron International Corp.
1.15%, 12/15/16	100	99,229
Halliburton Co.
1.00%, 08/01/16	172	171,794

		271,023
PHARMACEUTICALS — 3.86%
Allergan Inc./U.S.
5.75%, 04/01/16[a]	122	122,906
Express Scripts Holding Co.
3.13%, 05/15/16	365	367,232
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	228	228,026
Johnson & Johnson
0.70%, 11/28/16	150	150,056
2.15%, 05/15/16	14	14,067
McKesson Corp.
3.25%, 03/01/16[a]	112	112,207
Merck & Co. Inc.
0.70%, 05/18/16	222	222,038
Mylan Inc.
1.35%, 11/29/16	114	113,203
Sanofi
2.63%, 03/29/16	434	435,430
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	225	226,820
Wyeth LLC
5.50%, 02/15/16	134	134,220

		2,126,205

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
PIPELINES — 1.02%
Enterprise Products Operating LLC
3.20%, 02/01/16	$174	$174,000
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	214	214,358
ONEOK Partners LP
3.25%, 02/01/16	176	176,000

		564,358
REAL ESTATE INVESTMENT TRUSTS — 1.36%
AvalonBay Communities Inc.
5.75%, 09/15/16[a]	100	102,710
ERP Operating LP
5.13%, 03/15/16	8	8,038
5.38%, 08/01/16	175	178,654
HCP Inc.
3.75%, 02/01/16	156	156,000
Kimco Realty Corp.
5.78%, 03/15/16	50	50,233
Liberty Property LP
5.50%, 12/15/16	50	51,555
Welltower Inc.
3.63%, 03/15/16	200	200,537

		747,727
RETAIL — 3.47%
CVS Health Corp.
1.20%, 12/05/16	226	225,939
6.13%, 08/15/16	100	102,616
Home Depot Inc. (The)
5.40%, 03/01/16	488	489,861
Lowe’s Companies Inc.
2.13%, 04/15/16 (Call 03/15/16)	325	325,585
5.40%, 10/15/16	12	12,380
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	176	182,537
Starbucks Corp.
0.88%, 12/05/16	100	99,903
Target Corp.
5.88%, 07/15/16	200	204,683
Wal-Mart Stores Inc.
0.60%, 04/11/16	222	222,046
2.80%, 04/15/16	47	47,219

		1,912,769
SAVINGS & LOANS — 0.25%
Santander Holdings USA Inc.
4.63%, 04/19/16	135	135,955

		135,955
SEMICONDUCTORS — 0.94%
Intel Corp.
1.95%, 10/01/16	377	379,966
Texas Instruments Inc.
2.38%, 05/16/16	136	136,691

		516,657

Security	Principal or Shares (000s)	Value
SOFTWARE — 0.03%
Microsoft Corp.
2.50%, 02/08/16	$18	$18,005

		18,005
TELECOMMUNICATIONS — 5.52%
America Movil SAB de CV
2.38%, 09/08/16	400	400,995
AT&T Inc.
2.40%, 08/15/16	369	371,482
2.95%, 05/15/16	275	276,500
Cisco Systems Inc.
5.50%, 02/22/16	470	471,440
Deutsche Telekom International Finance BV
5.75%, 03/23/16	225	226,551
Embarq Corp.
7.08%, 06/01/16	26	26,455
Orange SA
2.75%, 09/14/16	182	183,737
Telefonica Emisiones SAU
3.99%, 02/16/16	409	409,415
6.42%, 06/20/16	34	34,575
Verizon Communications Inc.
2.00%, 11/01/16	572	575,999
2.50%, 09/15/16	60	60,472

		3,037,621
TOYS, GAMES & HOBBIES — 0.18%
Mattel Inc.
2.50%, 11/01/16	100	100,884

		100,884
TRANSPORTATION — 0.09%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	50	50,186

		50,186

TOTAL CORPORATE BONDS & NOTES
(Cost: $46,526,952)		46,500,610

SHORT-TERM INVESTMENTS — 19.28%

MONEY MARKET FUNDS — 19.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,e,f]	3,087	3,087,355
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,e,f]	162	162,490
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,e]	7,367	7,366,965

		10,616,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,616,810)		10,616,810

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

January 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.71%
(Cost: $57,143,762)	$57,117,420
Other Assets, Less Liabilities — (3.71)%	(2,041,553)

NET ASSETS — 100.00%	$55,075,867

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

167

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.36%

AEROSPACE & DEFENSE — 0.97%
General Dynamics Corp.
1.00%, 11/15/17	$187	$186,885
United Technologies Corp.
1.80%, 06/01/17	239	240,939
5.38%, 12/15/17	36	38,680

		466,504
AGRICULTURE — 0.68%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	15	15,144
Philip Morris International Inc.
1.13%, 08/21/17	59	59,073
1.25%, 11/09/17	127	127,100
1.63%, 03/20/17[a]	9	9,055
Reynolds American Inc.
2.30%, 08/21/17[a]	50	50,432
6.75%, 06/15/17	65	69,125

		329,929
AUTO MANUFACTURERS — 2.51%
American Honda Finance Corp.
0.95%, 05/05/17	250	249,267
1.20%, 07/14/17	9	8,989
1.55%, 12/11/17	51	51,108
General Motors Financial Co. Inc.
2.63%, 07/10/17[a]	18	17,934
3.00%, 09/25/17	221	220,873
4.75%, 08/15/17	70	71,845
PACCAR Financial Corp.
1.40%, 11/17/17	100	99,939
1.60%, 03/15/17	12	12,063
Toyota Motor Credit Corp.
1.13%, 05/16/17	59	59,030
1.25%, 10/05/17	198	197,886
1.75%, 05/22/17	133	134,146
2.05%, 01/12/17	86	86,902

		1,209,982
BANKS — 33.93%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	151	150,900
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	200,041
Bank of America Corp.
1.70%, 08/25/17	396	395,605
3.88%, 03/22/17	27	27,712
5.42%, 03/15/17	100	103,905
5.75%, 12/01/17	230	244,651
6.00%, 09/01/17	130	138,137
6.40%, 08/28/17	175	186,779
Bank of America N.A.
5.30%, 03/15/17	500	520,859
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	295	295,262
1.40%, 09/11/17	53	53,013
2.50%, 01/11/17	39	39,499

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	$12	$12,096
2.40%, 01/17/17 (Call 12/18/16)	115	116,373
Bank of Nova Scotia (The)
1.25%, 04/11/17	233	233,042
1.38%, 12/18/17 (Call 11/18/17)	333	332,509
2.55%, 01/12/17	157	159,162
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	212	212,351
2.15%, 03/22/17 (Call 02/22/17)	175	176,679
BNP Paribas SA
1.38%, 03/17/17	236	236,237
2.38%, 09/14/17	160	162,013
Capital One Financial Corp.
6.75%, 09/15/17	15	16,135
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	248,612
Citigroup Inc.
1.35%, 03/10/17	48	47,929
1.55%, 08/14/17	148	147,632
1.85%, 11/24/17	457	456,959
4.45%, 01/10/17	100	102,905
6.13%, 11/21/17	100	107,397
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	750	749,919
Cooperatieve Rabobank UA
3.38%, 01/19/17	163	166,501
Credit Suisse AG/New York NY
1.38%, 05/26/17[a]	250	248,993
Deutsche Bank AG/London
1.35%, 05/30/17	136	135,048
1.40%, 02/13/17	336	334,682
6.00%, 09/01/17	72	76,425
Fifth Third Bancorp.
5.45%, 01/15/17	35	36,278
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	291	301,821
6.25%, 09/01/17	372	396,183
HSBC USA Inc.
1.50%, 11/13/17	200	199,353
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,730
JPMorgan Chase & Co.
1.35%, 02/15/17	932	932,147
2.00%, 08/15/17	237	238,490
6.13%, 06/27/17	121	127,995
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	300	320,667
Lloyds Bank PLC
4.20%, 03/28/17	62	63,962
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,691
Morgan Stanley
4.75%, 03/22/17	494	511,900
5.45%, 01/09/17	200	207,461
6.25%, 08/28/17	500	534,516
National Australia Bank Ltd./New York
2.75%, 03/09/17	250	254,423

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[c]	$250	$249,976
PNC Funding Corp.
5.63%, 02/01/17[c]	15	15,607
Royal Bank of Canada
1.20%, 01/23/17	310	310,347
1.25%, 06/16/17	56	56,012
1.40%, 10/13/17	177	176,897
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	100	99,816
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	249,094
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	142	144,700
6.00%, 09/11/17	100	106,334
Svenska Handelsbanken AB
2.88%, 04/04/17	500	509,534
Toronto-Dominion Bank (The)
1.13%, 05/02/17	283	282,615
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	261	262,606
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	250	250,149
UBS AG/Stamford CT
5.88%, 12/20/17	500	539,698
Wachovia Corp.
5.75%, 06/15/17	210	222,119
Wells Fargo & Co.
1.15%, 06/02/17	137	136,846
1.40%, 09/08/17	520	519,468
2.10%, 05/08/17	151	152,640
5.63%, 12/11/17	156	167,362
Westpac Banking Corp.
1.20%, 05/19/17	300	299,673
1.50%, 12/01/17	100	99,937
2.00%, 08/14/17	100	100,886

		16,363,895
BEVERAGES — 2.68%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	33	32,965
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	385	385,223
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	100	99,777
Diageo Capital PLC
1.50%, 05/11/17	305	305,635
5.75%, 10/23/17	39	41,792
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,132
PepsiCo Inc.
0.95%, 02/22/17	36	36,025
1.13%, 07/17/17	200	200,117
1.25%, 08/13/17	142	142,291

		1,293,957

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.84%
Amgen Inc.
1.25%, 05/22/17	$171	$170,702
2.13%, 05/15/17	201	203,022
5.85%, 06/01/17	21	22,205
Celgene Corp.
1.90%, 08/15/17	9	9,043

		404,972
CHEMICALS — 1.18%
Eastman Chemical Co.
2.40%, 06/01/17	277	278,686
Ecolab Inc.
1.45%, 12/08/17	15	14,909
Monsanto Co.
1.15%, 06/30/17	112	111,399
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	15	15,231
Praxair Inc.
5.20%, 03/15/17	25	26,144
Rohm & Haas Co.
6.00%, 09/15/17	100	106,211
Sherwin-Williams Co. (The)
1.35%, 12/15/17	15	14,908

		567,488
COMMERCIAL SERVICES — 0.24%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	109	108,410
Western Union Co. (The)
2.88%, 12/10/17	9	9,104

		117,514
COMPUTERS — 2.15%
Apple Inc.
0.90%, 05/12/17	109	108,952
1.05%, 05/05/17	160	160,331
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	200	200,375
International Business Machines Corp.
5.70%, 09/14/17	500	535,598
NetApp Inc.
2.00%, 12/15/17	33	32,889

		1,038,145
COSMETICS & PERSONAL CARE — 0.06%
Colgate-Palmolive Co.
1.30%, 01/15/17	30	30,118

		30,118
DIVERSIFIED FINANCIAL SERVICES — 6.92%
Air Lease Corp.
5.63%, 04/01/17	133	137,691
American Express Co.
6.15%, 08/28/17	66	70,454
American Express Credit Corp.
1.13%, 06/05/17	501	498,278
1.55%, 09/22/17	112	112,082
2.38%, 03/24/17	172	174,029

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	$51	$52,898
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	78	83,786
Discover Financial Services
6.45%, 06/12/17	100	105,559
Ford Motor Credit Co. LLC
1.50%, 01/17/17[a]	200	199,176
1.72%, 12/06/17	400	393,825
3.00%, 06/12/17	200	201,773
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	271	271,533
1.60%, 11/20/17	67	67,495
2.30%, 04/27/17	91	92,357
2.90%, 01/09/17[a]	36	36,660
5.40%, 02/15/17	42	43,822
5.63%, 09/15/17	190	203,513
Murray Street Investment Trust I
4.65%, 03/09/17[b]	60	61,805
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	75	74,877
1.10%, 01/27/17	50	50,032
5.45%, 04/10/17[a]	65	68,389
NYSE Holdings LLC
2.00%, 10/05/17	121	121,788
ORIX Corp.
3.75%, 03/09/17	15	15,296
Visa Inc.
1.20%, 12/14/17	200	200,241

		3,337,359
ELECTRIC — 3.83%
Alabama Power Co.
5.50%, 10/15/17	75	79,780
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	184	183,208
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	50	49,736
Commonwealth Edison Co.
6.15%, 09/15/17	50	53,673
Dominion Resources Inc./VA
1.25%, 03/15/17	100	99,740
Series A
1.40%, 09/15/17	50	49,690
Duke Energy Corp.
1.63%, 08/15/17	302	302,432
Edison International
3.75%, 09/15/17	150	154,929
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10	10,225
Exelon Corp.
1.55%, 06/09/17	15	14,974
Exelon Generation Co. LLC
6.20%, 10/01/17	161	171,278
Florida Power & Light Co.
5.55%, 11/01/17	100	107,124
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	75	75,262

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
5.63%, 11/30/17	$21	$22,443
Southern Co. (The)
1.30%, 08/15/17	200	198,614
TECO Finance Inc.
6.57%, 11/01/17	25	26,936
TransAlta Corp.
1.90%, 06/03/17	75	70,312
Virginia Electric & Power Co.
5.95%, 09/15/17	68	73,007
Xcel Energy Inc.
5.61%, 04/01/17	100	104,815

		1,848,178
ELECTRONICS — 0.29%
Honeywell International Inc.
5.30%, 03/15/17	10	10,469
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	127	126,705

		137,174
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
1.63%, 05/08/17	15	15,045

		15,045
FOOD — 1.47%
General Mills Inc.
1.40%, 10/20/17	9	8,976
5.70%, 02/15/17	183	191,506
Kellogg Co.
1.75%, 05/17/17	75	75,350
Kraft Foods Group Inc.
2.25%, 06/05/17	137	138,207
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	75	74,964
Kroger Co. (The)
2.20%, 01/15/17	100	100,914
6.40%, 08/15/17	12	12,875
Mondelez International Inc.
6.50%, 08/11/17	100	107,311

		710,103
GAS — 0.36%
CenterPoint Energy Inc.
5.95%, 02/01/17	150	156,242
Sempra Energy
2.30%, 04/01/17	18	18,138

		174,380
HEALTH CARE — PRODUCTS — 1.16%
Baxter International Inc.
1.85%, 01/15/17	9	9,048
Becton Dickinson and Co.
1.80%, 12/15/17	189	189,747
Boston Scientific Corp.
5.13%, 01/12/17	100	103,267
Covidien International Finance SA
6.00%, 10/15/17	177	191,188
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	65	64,675

		557,925

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.07%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$131	$130,805
Anthem Inc.
2.38%, 02/15/17	50	50,457
5.88%, 06/15/17	62	65,552
Laboratory Corp. of America Holdings
2.20%, 08/23/17	21	21,095
UnitedHealth Group Inc.
1.40%, 10/15/17	43	43,083
1.40%, 12/15/17	27	27,008
1.45%, 07/17/17	177	177,678

		515,678
HOME FURNISHINGS — 0.41%
Whirlpool Corp.
1.35%, 03/01/17	100	99,909
1.65%, 11/01/17	100	99,597

		199,506
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kimberly-Clark Corp.
6.13%, 08/01/17	154	165,518

		165,518
INSURANCE — 2.20%
ACE INA Holdings Inc.
5.70%, 02/15/17	15	15,673
Aflac Inc.
2.65%, 02/15/17	215	217,573
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	210	211,381
Berkshire Hathaway Inc.
1.90%, 01/31/17	77	77,644
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	100	101,089
MetLife Inc.
1.76%, 12/15/17	316	316,725
1.90%, 12/15/17	50	50,204
Prudential Financial Inc. Series D
6.00%, 12/01/17	65	69,613

		1,059,902
INTERNET — 1.86%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	198,925
Amazon.com Inc.
1.20%, 11/29/17	253	252,295
Baidu Inc.
2.25%, 11/28/17	200	200,976
eBay Inc.
1.35%, 07/15/17	227	225,912
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	21	20,990

		899,098

Security	Principal (000s)	Value
IRON & STEEL — 0.38%
Nucor Corp.
5.75%, 12/01/17[a]	$31	$32,659
Vale Overseas Ltd.
6.25%, 01/23/17	150	149,813

		182,472
LEISURE TIME — 0.08%
Carnival Corp.
1.88%, 12/15/17	37	37,129

		37,129
MACHINERY — 1.73%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	65	64,976
1.25%, 08/18/17	162	161,865
1.63%, 06/01/17	130	130,789
Series G
1.25%, 11/06/17	30	29,935
Caterpillar Inc.
1.50%, 06/26/17	21	21,115
John Deere Capital Corp.
1.13%, 06/12/17	115	114,985
1.20%, 10/10/17	118	117,754
1.40%, 03/15/17	66	66,268
1.55%, 12/15/17	21	21,052
2.00%, 01/13/17[a]	12	12,115
2.80%, 09/18/17	46	47,121
5.50%, 04/13/17	45	47,362

		835,337
MANUFACTURING — 1.92%
3M Co.
1.00%, 06/26/17	65	65,104
Eaton Corp.
1.50%, 11/02/17	205	203,996
General Electric Co.
5.25%, 12/06/17	440	471,324
Illinois Tool Works Inc.
0.90%, 02/25/17	81	80,799
Tyco Electronics Group SA
6.55%, 10/01/17	96	103,312

		924,535
MEDIA — 2.60%
Comcast Cable Communications LLC
8.88%, 05/01/17	15	16,397
Comcast Corp.
6.30%, 11/15/17	164	177,886
6.50%, 01/15/17	74	77,799
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	139	140,410
Thomson Reuters Corp.
1.30%, 02/23/17	27	26,905
1.65%, 09/29/17	109	108,760
Time Warner Cable Inc.
5.85%, 05/01/17	157	163,853

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Time Warner Companies Inc.
7.25%, 10/15/17	$28	$30,509
Viacom Inc.
3.50%, 04/01/17	24	24,361
6.13%, 10/05/17	109	115,477
Walt Disney Co. (The)
1.10%, 12/01/17[a]	289	289,185
1.13%, 02/15/17	30	30,075
Series C
6.00%, 07/17/17	50	53,515

		1,255,132
MINING — 1.19%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	275	273,819
5.40%, 03/29/17	50	51,861
Freeport-McMoRan Inc.
2.15%, 03/01/17	71	58,575
2.30%, 11/14/17	21	14,175
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	158	153,821
2.00%, 03/22/17 (Call 02/22/17)	21	20,700

		572,951
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
5.75%, 09/15/17	22	23,170
Xerox Corp.
2.95%, 03/15/17	77	77,393
6.75%, 02/01/17	21	21,869

		122,432
OIL & GAS — 5.79%
Anadarko Petroleum Corp.
6.38%, 09/15/17	272	271,977
BP Capital Markets PLC
1.38%, 11/06/17	139	137,537
1.85%, 05/05/17	145	145,470
Canadian Natural Resources Ltd.
5.70%, 05/15/17	77	76,443
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	313	309,994
1.34%, 11/09/17	125	124,476
1.35%, 11/15/17	21	20,912
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	89	85,417
EOG Resources Inc.
5.88%, 09/15/17	15	15,791
Exxon Mobil Corp.
0.92%, 03/15/17	243	242,963
Marathon Oil Corp.
6.00%, 10/01/17	18	16,470
Murphy Oil Corp.
2.50%, 12/01/17	18	14,670
Noble Holding International Ltd.
2.50%, 03/15/17	25	21,875
Occidental Petroleum Corp.
1.75%, 02/15/17	177	176,846
Phillips 66
2.95%, 05/01/17	236	239,381

Security	Principal (000s)	Value
Rowan Companies Inc.
5.00%, 09/01/17	$20	$17,600
Shell International Finance BV
1.13%, 08/21/17	121	119,781
1.25%, 11/10/17	110	109,645
5.20%, 03/22/17	24	25,061
Total Capital International SA
1.00%, 01/10/17	6	5,984
1.50%, 02/17/17	39	39,046
1.55%, 06/28/17	454	454,095
Valero Energy Corp.
6.13%, 06/15/17	118	123,022

		2,794,456
OIL & GAS SERVICES — 0.17%
FMC Technologies Inc.
2.00%, 10/01/17	25	24,028
National Oilwell Varco Inc.
1.35%, 12/01/17	59	56,408

		80,436
PHARMACEUTICALS — 5.55%
AbbVie Inc.
1.75%, 11/06/17	489	489,635
Actavis Funding SCS
1.30%, 06/15/17	115	114,325
1.85%, 03/01/17	46	46,155
Actavis Inc.
1.88%, 10/01/17	83	82,986
AmerisourceBergen Corp.
1.15%, 05/15/17	115	114,437
AstraZeneca PLC
5.90%, 09/15/17	247	264,826
Bristol-Myers Squibb Co.
0.88%, 08/01/17	121	120,534
Eli Lilly & Co.
5.20%, 03/15/17	15	15,695
Express Scripts Holding Co.
1.25%, 06/02/17	127	126,440
2.65%, 02/15/17	345	348,593
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	326	327,701
Johnson & Johnson
1.13%, 11/21/17	24	24,103
5.55%, 08/15/17	199	213,000
McKesson Corp.
1.29%, 03/10/17	94	94,007
5.70%, 03/01/17	12	12,575
Pfizer Inc.
0.90%, 01/15/17	15	14,995
1.10%, 05/15/17	239	239,046
6.05%, 03/30/17	15	15,868
Wyeth LLC
5.45%, 04/01/17	9	9,460

		2,674,381
PIPELINES — 1.82%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	25	24,495

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Energy Transfer Partners LP
6.13%, 02/15/17	$150	$152,010
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	24	25,133
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	271	276,036
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	37	35,143
7.00%, 06/15/17[a]	21	21,525
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	50	46,785
TransCanada PipeLines Ltd.
1.63%, 11/09/17	150	147,011
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	150	150,000

		878,138
REAL ESTATE INVESTMENT TRUSTS — 2.24%
Brandywine Operating Partnership LP
5.70%, 05/01/17	100	104,181
ERP Operating LP
5.75%, 06/15/17	68	71,735
Essex Portfolio LP
5.50%, 03/15/17	100	103,994
HCP Inc.
6.00%, 01/30/17	112	116,703
Hospitality Properties Trust
5.63%, 03/15/17	25	25,919
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	112	113,162
2.80%, 01/30/17 (Call 10/30/16)	183	185,195
Ventas Realty LP
1.25%, 04/17/17	100	99,421
Welltower Inc.
4.70%, 09/15/17	250	261,393

		1,081,703
RETAIL — 2.54%
Costco Wholesale Corp.
1.13%, 12/15/17	236	236,394
5.50%, 03/15/17	27	28,388
CVS Health Corp.
5.75%, 06/01/17	111	117,301
Dollar General Corp.
4.13%, 07/15/17	15	15,502
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	9	9,049
6.10%, 09/15/17	100	107,705
McDonald’s Corp.
5.80%, 10/15/17	168	179,866
Target Corp.
5.38%, 05/01/17	200	211,060
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	156	156,218
5.38%, 04/05/17	33	34,732
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	127	126,033

		1,222,248

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.31%
Altera Corp.
1.75%, 05/15/17	$49	$49,290
Intel Corp.
1.35%, 12/15/17	375	376,492
KLA-Tencor Corp.
2.38%, 11/01/17	25	25,124
National Semiconductor Corp.
6.60%, 06/15/17	50	53,638
Texas Instruments Inc.
0.88%, 03/12/17	125	125,056

		629,600
SOFTWARE — 0.91%
Intuit Inc.
5.75%, 03/15/17	15	15,709
Microsoft Corp.
0.88%, 11/15/17	127	126,754
Oracle Corp.
1.20%, 10/15/17	294	294,819

		437,282
TELECOMMUNICATIONS — 3.93%
America Movil SAB de CV
5.63%, 11/15/17	12	12,753
AT&T Inc.
1.40%, 12/01/17[a]	336	334,822
1.60%, 02/15/17	33	33,090
1.70%, 06/01/17	51	51,110
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	109	109,489
Cisco Systems Inc.
1.10%, 03/03/17	360	361,033
3.15%, 03/14/17	27	27,695
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	28	27,966
Qwest Corp.
6.50%, 06/01/17	15	15,750
Telefonica Emisiones SAU
6.22%, 07/03/17	88	93,201
Verizon Communications Inc.
1.10%, 11/01/17	30	29,740
1.35%, 06/09/17	395	394,287
Vodafone Group PLC
1.25%, 09/26/17	180	178,584
1.63%, 03/20/17	30	30,030
5.63%, 02/27/17	186	194,160

		1,893,710
TRANSPORTATION — 0.66%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	115	120,982
CSX Corp.
5.60%, 05/01/17	78	82,009
Norfolk Southern Corp.
7.70%, 05/15/17	12	12,940
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	25	25,201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
1.13%, 10/01/17	$75	$75,075

		316,207
TRUCKING & LEASING — 0.10%
GATX Corp.
1.25%, 03/04/17	50	49,766

		49,766
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	6	6,410

		6,410

TOTAL CORPORATE BONDS & NOTES
(Cost: $47,524,463)		47,436,695

SHORT-TERM INVESTMENTS — 5.42%

MONEY MARKET FUNDS — 5.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,e,f]	874	874,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,e,f]	83	83,156
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,e]	1,657	1,657,498

		2,614,811

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,614,811)		2,614,811

TOTAL INVESTMENTS IN SECURITIES — 103.78%
(Cost: $50,139,274)		50,051,506
Other Assets, Less Liabilities — (3.78)%		(1,822,838)

NET ASSETS — 100.00%		$48,228,668

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

174

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.43%

AEROSPACE & DEFENSE — 0.87%
Lockheed Martin Corp.
1.85%, 11/23/18	$300	$301,931
Northrop Grumman Corp.
1.75%, 06/01/18	182	181,360
United Technologies Corp.
1.78%, 05/04/18[a]	200	198,875

		682,166
AGRICULTURE — 1.01%
Altria Group Inc.
9.70%, 11/10/18	122	146,184
Archer-Daniels-Midland Co.
5.45%, 03/15/18	5	5,385
Philip Morris International Inc.
5.65%, 05/16/18	398	434,736
Reynolds American Inc.
2.30%, 06/12/18	203	204,704

		791,009
AUTO MANUFACTURERS — 2.60%
American Honda Finance Corp.
1.50%, 03/13/18	100	99,721
2.13%, 10/10/18	213	215,176
Ford Motor Credit Co. LLC
2.55%, 10/05/18	200	198,544
General Motors Co.
3.50%, 10/02/18	263	264,429
General Motors Financial Co. Inc.
2.40%, 04/10/18	9	8,861
3.25%, 05/15/18	307	306,758
6.75%, 06/01/18	50	53,858
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,584
Toyota Motor Credit Corp.
1.38%, 01/10/18	11	10,998
1.45%, 01/12/18	407	407,509
1.55%, 07/13/18	152	152,056
2.00%, 10/24/18	222	224,453

		2,041,947
BANKS — 34.84%
Abbey National Treasury Services PLC/United Kingdom
2.00%, 08/24/18	100	100,412
3.05%, 08/23/18	184	189,336
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	250	249,487
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	250	249,450
2.00%, 11/16/18	250	250,643
Bank of America Corp.
2.00%, 01/11/18	27	26,957
5.65%, 05/01/18	135	144,781
6.50%, 07/15/18	5	5,499
6.88%, 04/25/18	1,176	1,296,086
6.88%, 11/15/18	10	11,201

Security	Principal (000s)	Value
Series L
1.95%, 05/12/18	$800	$797,959
Bank of Montreal
1.40%, 04/10/18	214	212,831
1.45%, 04/09/18 (Call 03/09/18)	207	206,092
1.80%, 07/31/18	50	50,019
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[b]	204	203,267
2.10%, 08/01/18 (Call 07/02/18)	257	259,706
Bank of Nova Scotia (The)
1.45%, 04/25/18	34	33,826
1.70%, 06/11/18 (Call 05/11/18)	50	49,960
2.05%, 10/30/18	416	418,386
Barclays PLC
2.00%, 03/16/18	200	199,566
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	105	104,684
2.05%, 06/19/18 (Call 05/15/18)	155	156,441
BNP Paribas SA
2.40%, 12/12/18	265	268,047
2.70%, 08/20/18	208	211,946
BPCE SA
1.63%, 01/26/18	250	249,225
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	5	4,987
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	500	496,230
2.35%, 08/17/18 (Call 07/17/18)	250	250,927
Citigroup Inc.
1.70%, 04/27/18	416	412,965
1.75%, 05/01/18	313	310,570
1.80%, 02/05/18	23	22,872
2.05%, 12/07/18	400	398,187
2.15%, 07/30/18	100	99,965
2.50%, 09/26/18	617	621,664
6.13%, 05/15/18	99	107,892
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	150	150,260
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	249,099
2.50%, 09/20/18	250	254,259
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,340
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,536
1.75%, 01/29/18	750	748,764
6.00%, 02/15/18	111	119,399
Deutsche Bank AG/London
1.88%, 02/13/18	319	315,791
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	250,735
Fifth Third Bancorp.
4.50%, 06/01/18	106	111,502
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,698
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	319	320,352
2.90%, 07/19/18	727	739,421

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
5.95%, 01/18/18	$77	$82,667
6.15%, 04/01/18	837	906,836
HSBC USA Inc.
1.63%, 01/16/18	100	99,694
1.70%, 03/05/18	100	100,031
2.00%, 08/07/18	100	100,038
2.63%, 09/24/18	300	304,539
Huntington National Bank (The)
2.00%, 06/30/18	500	497,838
Intesa Sanpaolo SpA
3.88%, 01/16/18	200	205,398
JPMorgan Chase & Co.
1.63%, 05/15/18	436	433,860
1.80%, 01/25/18	12	11,999
6.00%, 01/15/18	525	566,708
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,645	1,643,499
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	249,831
1.70%, 06/01/18	250	249,801
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	11	11,079
Lloyds Bank PLC
1.75%, 05/14/18	650	650,218
Morgan Stanley
1.88%, 01/05/18[b]	67	66,824
2.13%, 04/25/18	772	772,332
2.20%, 12/07/18	109	109,045
6.63%, 04/01/18	500	547,273
National Australia Bank Ltd./New York
1.88%, 07/23/18	250	250,727
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	500	498,842
1.80%, 11/05/18 (Call 10/06/18)[c]	250	249,969
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,094
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	155	154,020
Royal Bank of Canada
1.50%, 01/16/18	11	10,993
1.80%, 07/30/18	250	250,216
2.00%, 12/10/18	250	251,145
2.20%, 07/27/18	319	322,601
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	248,416
Societe Generale SA
2.63%, 10/01/18	250	254,135
State Street Corp.
1.35%, 05/15/18	155	154,012
4.96%, 03/15/18	5	5,259
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	249,786
1.95%, 07/23/18	250	250,394
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	106	106,451
Toronto-Dominion Bank (The)
1.40%, 04/30/18	38	37,804
1.63%, 03/13/18	415	415,346
1.75%, 07/23/18	150	150,056
2.63%, 09/10/18	336	343,335

Security	Principal (000s)	Value
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	$109	$109,762
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,831
UBS AG/Stamford CT
5.75%, 04/25/18	500	543,206
Wachovia Corp.
5.75%, 02/01/18	383	413,497
Wells Fargo & Co.
1.50%, 01/16/18	704	703,531
Westpac Banking Corp.
1.55%, 05/25/18	250	248,955
1.60%, 01/12/18	200	199,982
1.95%, 11/23/18	100	100,205
2.25%, 07/30/18	100	101,205

		27,365,507
BEVERAGES — 2.48%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	5	5,361
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	437	433,936
Coca-Cola Co. (The)
1.15%, 04/01/18	210	209,845
1.65%, 03/14/18	6	6,077
1.65%, 11/01/18[b]	365	370,575
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	149,959
Diageo Capital PLC
1.13%, 04/29/18	105	103,597
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	105	116,360
PepsiCo Inc.
1.25%, 04/30/18	200	199,935
5.00%, 06/01/18	46	49,750
7.90%, 11/01/18	256	298,573

		1,943,968
BIOTECHNOLOGY — 0.71%
Amgen Inc.
6.15%, 06/01/18	103	113,328
Biogen Inc.
6.88%, 03/01/18	105	115,087
Celgene Corp.
2.13%, 08/15/18	225	226,056
Gilead Sciences Inc.
1.85%, 09/04/18[b]	100	100,824

		555,295
BUILDING MATERIALS — 0.15%
CRH America Inc.
8.13%, 07/15/18	107	121,426

		121,426
CHEMICALS — 0.83%
CF Industries Inc.
6.88%, 05/01/18	107	115,744
Dow Chemical Co. (The)
5.70%, 05/15/18	50	53,612
Ecolab Inc.
1.55%, 01/12/18	150	148,902
EI du Pont de Nemours & Co.
6.00%, 07/15/18	144	157,065

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Monsanto Co.
5.13%, 04/15/18	$100	$106,295
Praxair Inc.
1.25%, 11/07/18	75	74,022

		655,640
COMMERCIAL SERVICES — 0.17%
Total System Services Inc.
2.38%, 06/01/18	53	52,868
Western Union Co. (The)
3.65%, 08/22/18	75	76,778

		129,646
COMPUTERS — 3.40%
Apple Inc.
1.00%, 05/03/18	724	720,392
Computer Sciences Corp.
6.50%, 03/15/18	109	117,990
EMC Corp./MA
1.88%, 06/01/18	298	283,162
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[d]	500	500,315
International Business Machines Corp.
1.13%, 02/06/18	500	497,629
1.25%, 02/08/18	100	99,772
7.63%, 10/15/18	300	346,498
Seagate HDD Cayman
3.75%, 11/15/18	107	106,331

		2,672,089
COSMETICS & PERSONAL CARE — 0.46%
Colgate-Palmolive Co.
1.50%, 11/01/18	100	100,851
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	257	259,707

		360,558
DIVERSIFIED FINANCIAL SERVICES — 4.53%
Air Lease Corp.
2.13%, 01/15/18	5	4,914
2.63%, 09/04/18 (Call 08/04/18)	80	78,796
American Express Co.
1.55%, 05/22/18	334	331,859
7.00%, 03/19/18	23	25,448
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	335	334,642
2.13%, 07/27/18	5	5,041
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18	8	8,472
7.25%, 02/01/18	127	139,654
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	100	100,130
2.20%, 07/25/18 (Call 06/25/18)	100	100,972
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	396,319
2.88%, 10/01/18	400	400,404
5.00%, 05/15/18	200	209,751
General Electric Capital Corp.
1.63%, 04/02/18	161	162,341
5.63%, 05/01/18	438	479,508

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.50%, 10/15/18	$5	$5,061
International Lease Finance Corp.
7.13%, 09/01/18[d]	225	243,000
Jefferies Group LLC
5.13%, 04/13/18	107	110,911
Nasdaq Inc.
5.25%, 01/16/18	100	105,943
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	259	318,353

		3,561,519
ELECTRIC — 4.77%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	150	150,077
5.75%, 04/01/18	107	115,845
Commonwealth Edison Co.
5.80%, 03/15/18	105	114,071
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	100	108,937
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	8	8,696
7.13%, 12/01/18	152	173,306
Dominion Resources Inc./VA
1.90%, 06/15/18	377	375,435
6.40%, 06/15/18	105	115,341
Duke Energy Carolinas LLC
7.00%, 11/15/18	33	37,656
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	605	607,414
Nevada Power Co.
6.50%, 08/01/18	155	172,369
NiSource Finance Corp.
6.40%, 03/15/18	107	116,534
Northern States Power Co./MN
5.25%, 03/01/18	105	112,621
Ohio Power Co.
6.05%, 05/01/18	100	108,668
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	5	5,569
Pacific Gas & Electric Co.
8.25%, 10/15/18	158	184,367
PacifiCorp
5.65%, 07/15/18	53	57,828
PECO Energy Co.
5.35%, 03/01/18	5	5,382
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	99,591
South Carolina Electric & Gas Co.
6.50%, 11/01/18	150	168,660
Southern California Edison Co.
5.50%, 08/15/18	100	109,434
Southern Co. (The)
2.45%, 09/01/18	454	457,618
Southern Power Co.
1.50%, 06/01/18	100	98,129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	$100	$107,687
TransAlta Corp.
6.90%, 05/15/18	100	97,000
Wisconsin Public Service Corp.
1.65%, 12/04/18	40	40,110

		3,748,345
ELECTRONICS — 0.66%
Honeywell International Inc.
5.30%, 03/01/18	177	191,753
Koninklijke Philips NV
5.75%, 03/11/18	113	121,265
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	5	5,002
2.15%, 12/14/18	200	200,360

		518,380
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
3.80%, 05/15/18	105	109,123
Waste Management Inc.
6.10%, 03/15/18	145	158,225

		267,348
FOOD — 1.50%
ConAgra Foods Inc.
1.90%, 01/25/18	107	106,412
JM Smucker Co. (The)
1.75%, 03/15/18	250	249,819
Kellogg Co.
3.25%, 05/21/18	100	103,065
Kraft Foods Group Inc.
6.13%, 08/23/18	112	122,786
Kraft Heinz Foods Co.
2.00%, 07/02/18[d]	400	399,673
Kroger Co. (The)
6.80%, 12/15/18	50	56,613
Mondelez International Inc.
6.13%, 02/01/18	5	5,409
Sysco Corp.
5.25%, 02/12/18	126	134,800

		1,178,577
FOREST PRODUCTS & PAPER — 0.15%
International Paper Co.
7.95%, 06/15/18	102	115,139

		115,139
GAS — 0.41%
CenterPoint Energy Inc.
6.50%, 05/01/18	100	108,044
Sempra Energy
6.15%, 06/15/18	104	113,469

Security	Principal (000s)	Value
Southern California Gas Co.
1.55%, 06/15/18	$100	$99,860

		321,373
HAND & MACHINE TOOLS — 0.13%
Stanley Black & Decker Inc.
2.45%, 11/17/18	100	101,124

		101,124
HEALTH CARE — PRODUCTS — 1.72%
Baxter International Inc.
1.85%, 06/15/18[b]	155	154,875
5.38%, 06/01/18[b]	37	39,890
Boston Scientific Corp.
2.65%, 10/01/18	107	108,282
CR Bard Inc.
1.38%, 01/15/18	55	54,569
Danaher Corp.
1.65%, 09/15/18[b]	200	201,104
Edwards Lifesciences Corp.
2.88%, 10/15/18	105	106,339
Medtronic Inc.
1.38%, 04/01/18[b]	184	183,962
1.50%, 03/15/18	200	200,689
St. Jude Medical Inc.
2.00%, 09/15/18	100	99,911
Stryker Corp.
1.30%, 04/01/18	37	36,855
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	161	160,983

		1,347,459
HEALTH CARE — SERVICES — 1.10%
Anthem Inc.
1.88%, 01/15/18	204	204,352
2.30%, 07/15/18	7	7,061
Humana Inc.
7.20%, 06/15/18	105	117,834
Laboratory Corp. of America Holdings
2.50%, 11/01/18	50	50,192
UnitedHealth Group Inc.
1.90%, 07/16/18	359	362,153
6.00%, 02/15/18	111	120,794

		862,386
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Ares Capital Corp.
4.88%, 11/30/18	107	110,099
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	75	74,541

		184,640
HOUSEHOLD PRODUCTS & WARES — 0.20%
Kimberly-Clark Corp.
6.25%, 07/15/18	100	111,397
7.50%, 11/01/18	42	48,659

		160,056

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
2.15%, 10/15/18	$25	$24,557

		24,557
INSURANCE — 1.98%
American International Group Inc.
5.85%, 01/16/18	225	240,276
Assurant Inc.
2.50%, 03/15/18	50	50,170
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	57	57,020
2.00%, 08/15/18	9	9,160
5.40%, 05/15/18[b]	282	307,754
Berkshire Hathaway Inc.
1.55%, 02/09/18	119	119,629
Chubb Corp. (The)
5.75%, 05/15/18	106	115,834
MetLife Inc. Series A
6.82%, 08/15/18	208	233,316
Prudential Financial Inc.
2.30%, 08/15/18	100	100,406
Voya Financial Inc.
2.90%, 02/15/18	206	208,922
XLIT Ltd.
2.30%, 12/15/18	110	109,590

		1,552,077
INTERNET — 0.41%
Baidu Inc.
3.25%, 08/06/18	200	203,898
Expedia Inc.
7.46%, 08/15/18	105	116,532

		320,430
IRON & STEEL — 0.18%
Nucor Corp.
5.85%, 06/01/18	131	139,700

		139,700
LODGING — 0.06%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	50	49,965

		49,965
MACHINERY — 1.97%
Caterpillar Financial Services Corp.
1.30%, 03/01/18[b]	30	29,881
1.70%, 06/16/18	265	265,462
1.80%, 11/13/18	150	150,549
5.45%, 04/15/18	147	159,031
Series G
2.45%, 09/06/18	100	101,885
Caterpillar Inc.
7.90%, 12/15/18	11	12,814
John Deere Capital Corp.
1.35%, 01/16/18	100	99,876

Security	Principal (000s)	Value
1.60%, 07/13/18	$50	$49,971
1.75%, 08/10/18	250	250,464
1.95%, 12/13/18	362	363,967
5.75%, 09/10/18	8	8,783
Roper Technologies Inc.
2.05%, 10/01/18	57	56,758

		1,549,441
MANUFACTURING — 0.58%
Crane Co.
2.75%, 12/15/18	200	200,081
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	232	255,103

		455,184
MEDIA — 2.18%
21st Century Fox America Inc.
8.25%, 08/10/18	25	28,805
CBS Corp.
4.63%, 05/15/18	100	105,417
Comcast Corp.
5.70%, 05/15/18[b]	372	406,711
5.88%, 02/15/18	29	31,578
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	157	156,746
Historic TW Inc.
6.88%, 06/15/18	106	117,638
Thomson Reuters Corp.
6.50%, 07/15/18	167	183,926
Time Warner Cable Inc.
6.75%, 07/01/18	326	355,602
Viacom Inc.
2.50%, 09/01/18	128	126,939
Walt Disney Co. (The)
1.50%, 09/17/18	200	201,264

		1,714,626
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	82	81,709

		81,709
MINING — 0.95%
Barrick North America Finance LLC
6.80%, 09/15/18	50	51,447
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	50	48,623
Freeport-McMoRan Inc.
2.38%, 03/15/18	164	102,500
Goldcorp Inc.
2.13%, 03/15/18	55	53,373
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	19	20,176
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	490	472,309

		748,428

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.
4.75%, 05/15/18	$5	$5,222
Xerox Corp.
6.35%, 05/15/18	146	155,449

		160,671
OIL & GAS — 5.48%
BP Capital Markets PLC
1.38%, 05/10/18[b]	433	425,731
1.67%, 02/13/18	111	110,097
2.24%, 09/26/18	7	6,992
Canadian Natural Resources Ltd.
1.75%, 01/15/18	131	117,871
Chevron Corp.
1.37%, 03/02/18	115	114,016
1.72%, 06/24/18 (Call 05/24/18)	296	295,193
1.79%, 11/16/18	375	373,530
ConocoPhillips
5.20%, 05/15/18	153	157,697
ConocoPhillips Co.
1.50%, 05/15/18	305	291,789
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	157	134,973
EQT Corp.
6.50%, 04/01/18	5	5,000
Exxon Mobil Corp.
1.31%, 03/06/18	363	361,658
Marathon Oil Corp.
5.90%, 03/15/18	106	95,400
Marathon Petroleum Corp.
2.70%, 12/14/18	100	98,141
Nabors Industries Inc.
6.15%, 02/15/18	109	102,460
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	103	101,096
Petro-Canada
6.05%, 05/15/18	106	110,078
Shell International Finance BV
1.63%, 11/10/18	100	98,500
1.90%, 08/10/18	16	15,908
2.00%, 11/15/18	514	511,441
Southwestern Energy Co.
3.30%, 01/23/18	100	78,000
7.50%, 02/01/18	100	82,500
Suncor Energy Inc.
6.10%, 06/01/18	209	217,561
Total Capital Canada Ltd.
1.45%, 01/15/18	9	8,925
Total Capital SA
2.13%, 08/10/18	388	388,859

		4,303,416
OIL & GAS SERVICES — 0.34%
Baker Hughes Inc.
7.50%, 11/15/18	57	63,269
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	98,355

Security	Principal (000s)	Value
Western Atlas Inc.
6.00%, 06/01/18	$100	$106,627

		268,251
PHARMACEUTICALS — 5.17%
AbbVie Inc.
1.80%, 05/14/18	367	366,796
2.00%, 11/06/18	225	225,090
Actavis Funding SCS
2.35%, 03/12/18	475	478,080
AstraZeneca PLC
1.75%, 11/16/18	450	450,796
Cardinal Health Inc.
1.95%, 06/15/18	300	299,413
Eli Lilly & Co.
1.25%, 03/01/18	160	160,214
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	404	442,684
Johnson & Johnson
1.65%, 12/05/18	309	313,010
5.15%, 07/15/18	5	5,485
McKesson Corp.
1.40%, 03/15/18	103	102,284
Medco Health Solutions Inc.
7.13%, 03/15/18	210	231,486
Merck & Co. Inc.
1.10%, 01/31/18	13	12,994
1.30%, 05/18/18	184	184,188
Mylan Inc.
2.60%, 06/24/18	5	4,996
Mylan NV
3.00%, 12/15/18[d]	150	150,800
Pfizer Inc.
1.50%, 06/15/18	309	310,189
4.65%, 03/01/18	5	5,345
Sanofi
1.25%, 04/10/18	213	212,611
Zoetis Inc.
1.88%, 02/01/18	107	106,252

		4,062,713
PIPELINES — 2.16%
Columbia Pipeline Group Inc.
2.45%, 06/01/18[d]	160	152,757
Enbridge Energy Partners LP Series B
6.50%, 04/15/18	100	100,486
Energy Transfer Partners LP
2.50%, 06/15/18	200	185,960
6.70%, 07/01/18	106	105,981
Enterprise Products Operating LLC
1.65%, 05/07/18	104	100,425
6.65%, 04/15/18	100	106,548
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	310	314,169
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	41,399
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	45,802

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	$120	$120,600
Spectra Energy Capital LLC
6.20%, 04/15/18	103	107,124
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	55	53,851
TransCanada PipeLines Ltd.
1.88%, 01/12/18	200	196,761
6.50%, 08/15/18	62	67,290

		1,699,153
REAL ESTATE INVESTMENT TRUSTS — 1.62%
American Tower Corp.
4.50%, 01/15/18	209	217,804
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	206	214,466
HCP Inc.
6.70%, 01/30/18	110	119,768
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	52,448
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	100	104,106
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	50	50,015
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	200	200,245
UDR Inc.
4.25%, 06/01/18	100	104,904
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	105	104,928
Welltower Inc.
2.25%, 03/15/18	100	100,341

		1,269,025
RETAIL — 3.12%
AutoNation Inc.
6.75%, 04/15/18	100	108,421
Best Buy Co. Inc.
5.00%, 08/01/18	55	56,214
Brinker International Inc.
2.60%, 05/15/18	100	100,475
CVS Health Corp.
1.90%, 07/20/18	434	435,204
2.25%, 12/05/18 (Call 11/05/18)	218	219,839
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[b]	190	194,543
McDonald’s Corp.
2.10%, 12/07/18	200	201,744
5.35%, 03/01/18	212	227,613
Nordstrom Inc.
6.25%, 01/15/18	55	59,866
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	55	54,603
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	50	50,831
Target Corp.
6.00%, 01/15/18	200	217,951
Wal-Mart Stores Inc.
1.13%, 04/11/18	32	31,959

Security	Principal (000s)	Value
1.95%, 12/15/18	$464	$471,360
5.80%, 02/15/18	15	16,391

		2,447,014
SAVINGS & LOANS — 0.13%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	103	105,261

		105,261
SEMICONDUCTORS — 0.50%
Altera Corp.
2.50%, 11/15/18	75	76,145
Broadcom Corp.
2.70%, 11/01/18	7	7,051
Maxim Integrated Products Inc.
2.50%, 11/15/18	103	103,317
QUALCOMM Inc.
1.40%, 05/18/18	204	202,924
Texas Instruments Inc.
1.00%, 05/01/18	5	4,958

		394,395
SOFTWARE — 1.64%
CA Inc.
2.88%, 08/15/18	50	50,354
Fidelity National Information Services Inc.
2.85%, 10/15/18	125	125,957
Microsoft Corp.
1.00%, 05/01/18	10	9,981
1.30%, 11/03/18[b]	325	326,013
1.63%, 12/06/18[b]	388	392,769
Oracle Corp.
5.75%, 04/15/18	348	380,880

		1,285,954
TELECOMMUNICATIONS — 4.16%
AT&T Inc.
2.38%, 11/27/18	167	168,458
5.50%, 02/01/18	632	674,712
5.60%, 05/15/18	137	148,122
British Telecommunications PLC
5.95%, 01/15/18	100	107,688
Cisco Systems Inc.
1.65%, 06/15/18	411	415,267
Deutsche Telekom International Finance BV
6.75%, 08/20/18	100	111,539
Harris Corp.
2.00%, 04/27/18	78	77,465
Rogers Communications Inc.
6.80%, 08/15/18	167	186,154
Telefonica Emisiones SAU
3.19%, 04/27/18	150	152,130
Verizon Communications Inc.
3.65%, 09/14/18	523	547,304
5.50%, 02/15/18	5	5,372
6.10%, 04/15/18	307	334,262
Vodafone Group PLC
1.50%, 02/19/18	335	331,421
4.63%, 07/15/18	9	9,511

		3,269,405

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
TOYS, GAMES & HOBBIES — 0.13%
Mattel Inc.
1.70%, 03/15/18	$100	$99,000

		99,000
TRANSPORTATION — 1.01%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	55	59,461
CSX Corp.
6.25%, 03/15/18	105	114,604
Norfolk Southern Corp.
5.75%, 04/01/18	104	112,262
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	74,529
Union Pacific Corp.
5.70%, 08/15/18	225	247,361
United Parcel Service Inc.
5.50%, 01/15/18	172	186,305

		794,522
TRUCKING & LEASING — 0.06%
GATX Corp.
2.38%, 07/30/18	50	49,569

		49,569

TOTAL CORPORATE BONDS & NOTES (Cost: $77,077,388)		76,530,063

SHORT-TERM INVESTMENTS — 7.00%

MONEY MARKET FUNDS — 7.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,e,f]	2,597	2,596,547
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,e,f]	137	136,658
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,e]	2,762	2,762,005

		5,495,210

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,495,210)		5,495,210

Value
TOTAL INVESTMENTS IN SECURITIES — 104.43% (Cost: $82,572,598)	$82,025,273
Other Assets, Less Liabilities — (4.43)%	(3,477,435)

NET ASSETS — 100.00%	$78,547,838

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

182

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.54%

ADVERTISING — 0.01%
Omnicom Group Inc.
6.25%, 07/15/19	$6	$6,735

		6,735

AEROSPACE & DEFENSE — 1.37%
Boeing Capital Corp.
4.70%, 10/27/19	5	5,537
Boeing Co. (The)
6.00%, 03/15/19	256	288,886
L-3 Communications Corp.
5.20%, 10/15/19	161	169,721
Lockheed Martin Corp.
4.25%, 11/15/19	109	118,347
Northrop Grumman Corp.
5.05%, 08/01/19	5	5,456
United Technologies Corp.
6.13%, 02/01/19	200	224,571

		812,518

AGRICULTURE — 0.92%
Altria Group Inc.
9.25%, 08/06/19	161	196,895
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	75	87,155
Philip Morris International Inc.
1.88%, 01/15/19	82	82,546
Reynolds American Inc.
8.13%, 06/23/19	150	177,434

		544,030

AIRLINES — 0.24%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,620
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	100	101,638

		142,258

AUTO MANUFACTURERS — 1.75%
American Honda Finance Corp.
2.25%, 08/15/19	109	110,400
Ford Motor Credit Co. LLC
2.94%, 01/08/19	200	200,669
General Motors Financial Co. Inc.
3.10%, 01/15/19	225	222,970
3.50%, 07/10/19	172	171,869
Toyota Motor Credit Corp.
2.10%, 01/17/19	38	38,467
2.13%, 07/18/19	286	288,885

		1,033,260

BANKS — 30.32%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	190	191,158

Security	Principal (000s)	Value
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)	$50	$50,134
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	100	100,669
Bank of America Corp.
2.60%, 01/15/19	507	509,107
2.65%, 04/01/19	575	578,069
7.63%, 06/01/19	350	405,874
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	161	163,044
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	111	111,857
2.20%, 05/15/19 (Call 04/15/19)	207	208,644
2.30%, 09/11/19 (Call 08/11/19)	215	216,651
5.45%, 05/15/19	7	7,724
Bank of Nova Scotia (The)
1.95%, 01/15/19	200	200,611
2.05%, 06/05/19	111	111,095
Barclays Bank PLC
2.50%, 02/20/19	200	203,404
6.75%, 05/22/19	500	575,244
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	150	151,600
6.85%, 04/30/19	150	171,874
BNP Paribas SA
2.45%, 03/17/19	200	202,573
BPCE SA
2.50%, 07/15/19	250	253,122
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	307	307,249
Citigroup Inc.
2.50%, 07/29/19	651	652,667
2.55%, 04/08/19	200	201,382
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	251,702
2.30%, 09/06/19	250	251,521
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	250	252,334
CorpBanca SA
3.88%, 09/22/19[a]	200	198,000
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	251,810
5.30%, 08/13/19	450	496,797
Deutsche Bank AG/London
2.50%, 02/13/19	376	374,657
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	204	205,042
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	477	476,938
2.63%, 01/31/19	250	252,173
7.50%, 02/15/19	500	570,771
HSBC USA Inc.
2.38%, 11/13/19	200	200,010
Intesa Sanpaolo SpA
3.88%, 01/15/19[b]	200	206,383

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
JPMorgan Chase & Co.
2.20%, 10/22/19	$519	$520,414
2.35%, 01/28/19	372	375,512
6.30%, 04/23/19	281	316,013
Lloyds Bank PLC
2.35%, 09/05/19	200	200,870
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	250	250,628
Morgan Stanley
2.38%, 07/23/19	750	749,298
2.45%, 02/01/19	100	100,365
5.63%, 09/23/19	300	330,546
7.30%, 05/13/19	500	573,929
National Australia Bank Ltd./New York
2.00%, 01/14/19	250	251,265
National City Corp.
6.88%, 05/15/19	9	10,244
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[c]	250	252,732
PNC Funding Corp.
6.70%, 06/10/19[c]	305	350,007
Royal Bank of Canada
2.15%, 03/15/19[b]	115	115,716
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	222,850
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250	251,053
2.25%, 07/11/19	250	251,047
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	107	107,411
Svenska Handelsbanken AB
2.50%, 01/25/19	500	506,869
Toronto-Dominion Bank (The)
2.13%, 07/02/19	211	212,262
2.25%, 11/05/19	265	266,875
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	315	319,003
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	250	252,038
UBS AG/Stamford CT
2.38%, 08/14/19	500	503,416
Wells Fargo & Co.
2.13%, 04/22/19	215	216,348
2.15%, 01/15/19	215	216,703
Westpac Banking Corp.
2.25%, 01/17/19	250	252,484
4.88%, 11/19/19	350	385,647

		17,923,435

BEVERAGES — 2.56%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	450	451,267
2.15%, 02/01/19	339	340,936
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	116	134,902
7.75%, 01/15/19	273	316,096
Bottling Group LLC
5.13%, 01/15/19	56	61,585
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	207	210,890

		1,515,676

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.92%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$392	$395,376
5.70%, 02/01/19	7	7,767
Celgene Corp.
2.25%, 05/15/19	59	59,068
Gilead Sciences Inc.
2.05%, 04/01/19	82	82,771

		544,982
CHEMICALS — 2.62%
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	25	24,490
Dow Chemical Co. (The)
8.55%, 05/15/19	398	465,663
Eastman Chemical Co.
5.50%, 11/15/19	75	80,763
Ecolab Inc.
2.00%, 01/14/19	75	74,843
EI du Pont de Nemours & Co.
5.75%, 03/15/19	55	59,863
Lubrizol Corp.
8.88%, 02/01/19	6	7,191
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	421,617
Methanex Corp.
3.25%, 12/15/19	50	47,589
Monsanto Co.
2.13%, 07/15/19	106	104,958
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	55	61,398
Praxair Inc.
4.50%, 08/15/19	109	117,981
RPM International Inc.
6.13%, 10/15/19	75	81,719

		1,548,075
COMMERCIAL SERVICES — 0.48%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	50	54,662
MasterCard Inc.
2.00%, 04/01/19	54	54,542
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	25	25,466
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	150	150,384

		285,054
COMPUTERS — 1.14%
Apple Inc.
2.10%, 05/06/19	300	305,487
HP Inc.
2.75%, 01/14/19	50	50,534
International Business Machines Corp.
1.95%, 02/12/19[b]	300	303,244
8.38%, 11/01/19	14	17,252

		676,517
COSMETICS & PERSONAL CARE — 0.66%
Colgate-Palmolive Co.
1.75%, 03/15/19	53	53,771

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Procter & Gamble Co. (The)
1.90%, 11/01/19	$211	$214,272
4.70%, 02/15/19	113	124,329

		392,372
DIVERSIFIED FINANCIAL SERVICES —3.87%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	5	5,007
American Express Co.
8.13%, 05/20/19	5	5,908
American Express Credit Corp.
2.13%, 03/18/19	261	262,195
2.25%, 08/15/19	215	215,997
Ameriprise Financial Inc.
7.30%, 06/28/19	50	58,286
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	249,103
Ford Motor Credit Co. LLC
2.38%, 03/12/19	200	196,464
2.60%, 11/04/19	200	196,291
General Electric Capital Corp.
2.30%, 01/14/19	350	357,821
Jefferies Group LLC
8.50%, 07/15/19[b]	222	257,254
Legg Mason Inc.
2.70%, 07/15/19	75	75,436
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	50	50,250
2.30%, 11/15/19 (Call 10/15/19)	150	150,940
Nomura Holdings Inc.
2.75%, 03/19/19	107	108,696
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	100	99,902

		2,289,550
ELECTRIC — 4.93%
Arizona Public Service Co.
8.75%, 03/01/19	100	119,484
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100	114,010
Consumers Energy Co.
6.70%, 09/15/19	104	120,494
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	181	180,873
5.20%, 08/15/19	108	118,033
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	75	75,480
Duke Energy Corp.
5.05%, 09/15/19	80	86,952
Duke Energy Progress LLC
5.30%, 01/15/19	5	5,513
Entergy Texas Inc.
7.13%, 02/01/19	55	62,697
Eversource Energy
4.50%, 11/15/19	100	107,850
Exelon Generation Co. LLC
5.20%, 10/01/19	157	166,807

Security	Principal (000s)	Value
Georgia Power Co.
4.25%, 12/01/19	$103	$110,437
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	205	207,872
Nevada Power Co.
7.13%, 03/15/19	6	6,882
NextEra Energy Capital Holdings Inc.
2.70%, 09/15/19 (Call 08/15/19)	200	200,516
6.00%, 03/01/19	106	116,864
NiSource Finance Corp.
6.80%, 01/15/19	57	63,298
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	125	123,911
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	50	50,400
Portland General Electric Co.
6.10%, 04/15/19	50	55,717
Progress Energy Inc.
4.88%, 12/01/19	125	135,435
7.05%, 03/15/19	250	285,383
Public Service Co. of Colorado
5.13%, 06/01/19	100	110,117
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	109,922
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	25	24,981
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	100	99,067
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,593

		2,913,588
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.88%, 10/15/19	25	27,532
5.00%, 04/15/19	50	54,841

		82,373
ELECTRONICS — 0.70%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	55	55,273
Honeywell International Inc.
5.00%, 02/15/19	133	146,806
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	50	49,523
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	159	160,042

		411,644
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
5.50%, 09/15/19	57	62,941

		62,941
FOOD — 2.13%
Campbell Soup Co.
4.50%, 02/15/19	100	106,049
ConAgra Foods Inc.
7.00%, 04/15/19	150	168,574

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
General Mills Inc.
2.20%, 10/21/19	$207	$207,933
5.65%, 02/15/19	109	120,424
Kellogg Co.
4.15%, 11/15/19	5	5,330
Kroger Co. (The)
2.00%, 01/15/19	150	150,975
2.30%, 01/15/19 (Call 12/15/18)	30	30,340
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	132	132,845
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	133	133,775
Unilever Capital Corp.
2.20%, 03/06/19	200	204,079

		1,260,324
FOREST PRODUCTS & PAPER — 0.29%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100	112,170
International Paper Co.
9.38%, 05/15/19	50	59,522

		171,692
GAS — 0.57%
AGL Capital Corp.
5.25%, 08/15/19	100	108,645
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	100	100,650
Sempra Energy
9.80%, 02/15/19	107	129,114

		338,409
HAND & MACHINE TOOLS — 0.21%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	121,837

		121,837
HEALTH CARE-PRODUCTS — 1.11%
Baxter International Inc.
4.50%, 08/15/19	55	58,948
Becton Dickinson and Co.
2.68%, 12/15/19	286	291,085
5.00%, 05/15/19	7	7,636
6.38%, 08/01/19	113	128,510
Medtronic Inc.
5.60%, 03/15/19	100	111,733
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	54	57,975

		655,887
HEALTH CARE-SERVICES — 1.22%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	125	125,832
Anthem Inc.
2.25%, 08/15/19	181	180,858
Dignity Health
2.64%, 11/01/19	50	50,094

Security	Principal (000s)	Value
Humana Inc.
2.63%, 10/01/19	$100	$100,808
Quest Diagnostics Inc.
2.70%, 04/01/19	100	100,929
UnitedHealth Group Inc.
1.63%, 03/15/19	107	106,681
2.30%, 12/15/19	54	54,614

		719,816
HOLDING COMPANIES-DIVERSIFIED — 0.17%
FS Investment Corp.
4.00%, 07/15/19[b]	50	50,203
Prospect Capital Corp.
5.00%, 07/15/19	50	49,650

		99,853
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
1.90%, 05/22/19	50	50,331

		50,331
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	25	24,449

		24,449
INSURANCE — 2.55%
Allstate Corp. (The)
7.45%, 05/16/19	15	17,527
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	311	307,697
AXIS Specialty Finance PLC
2.65%, 04/01/19	50	50,115
Berkshire Hathaway Inc.
2.10%, 08/14/19[b]	107	108,673
Lincoln National Corp.
8.75%, 07/01/19	150	180,387
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	200,855
MetLife Inc.
7.72%, 02/15/19	164	191,122
Protective Life Corp.
7.38%, 10/15/19	100	116,285
Prudential Financial Inc.
2.35%, 08/15/19	125	125,324
7.38%, 06/15/19	56	65,024
Travelers Companies Inc. (The)
5.90%, 06/02/19	103	116,350
WR Berkley Corp.
7.38%, 09/15/19	25	29,201

		1,508,560
INTERNET — 1.65%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	396,302
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	213	216,962
Baidu Inc.
2.75%, 06/09/19	200	200,023

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	$163	$161,516

		974,803
IRON & STEEL — 0.22%
Vale Overseas Ltd.
5.63%, 09/15/19[b]	150	130,687

		130,687
LODGING — 0.10%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	56	57,189

		57,189
MACHINERY — 1.51%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	150	150,857
2.25%, 12/01/19	115	115,744
7.15%, 02/15/19	100	114,876
Deere & Co.
4.38%, 10/16/19	100	108,285
John Deere Capital Corp.
1.95%, 01/08/19	200	201,751
1.95%, 03/04/19	100	100,830
2.30%, 09/16/19	100	101,032

		893,375
MANUFACTURING — 1.41%
3M Co.
1.63%, 06/15/19	153	153,862
Danaher Corp.
5.40%, 03/01/19	155	171,547
Eaton Corp.
6.95%, 03/20/19	100	113,425
Illinois Tool Works Inc.
1.95%, 03/01/19	204	205,997
6.25%, 04/01/19	7	7,944
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	125	125,712
Textron Inc.
7.25%, 10/01/19	50	57,336

		835,823
MEDIA — 3.55%
21st Century Fox America Inc.
6.90%, 03/01/19	108	122,796
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	55	54,679
Comcast Corp.
5.70%, 07/01/19	155	174,376
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	133	147,529
Discovery Communications LLC
5.63%, 08/15/19	55	59,922
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	31	30,698
Thomson Reuters Corp.
4.70%, 10/15/19	105	112,266

Security	Principal (000s)	Value
Time Warner Cable Inc.
8.25%, 04/01/19	$244	$279,834
8.75%, 02/14/19	263	304,303
Time Warner Inc.
2.10%, 06/01/19	166	164,290
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	100	98,110
5.63%, 09/15/19	105	112,994
Walt Disney Co. (The)
1.65%, 01/08/19	250	253,068
1.85%, 05/30/19	106	107,535
5.50%, 03/15/19	67	75,093

		2,097,493
MINING — 1.48%
Barrick Gold Corp.
6.95%, 04/01/19	75	77,645
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	305	332,440
Newmont Mining Corp.
5.13%, 10/01/19	159	161,385
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	263	301,612

		873,082
OFFICE & BUSINESS EQUIPMENT — 0.38%
Pitney Bowes Inc.
6.25%, 03/15/19	50	54,693
Xerox Corp.
2.75%, 03/15/19[b]	28	27,243
5.63%, 12/15/19	138	144,837

		226,773
OIL & GAS — 5.68%
Anadarko Petroleum Corp.
8.70%, 03/15/19	100	104,502
BP Capital Markets PLC
2.24%, 05/10/19	286	283,438
4.75%, 03/10/19	10	10,692
Cenovus Energy Inc.
5.70%, 10/15/19	186	174,843
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	331	331,231
4.95%, 03/03/19	67	72,632
ConocoPhillips
5.75%, 02/01/19	375	391,513
Devon Energy Corp.
6.30%, 01/15/19[b]	100	92,000
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	103	91,155
Encana Corp.
6.50%, 05/15/19	5	4,302
EOG Resources Inc.
5.63%, 06/01/19	307	331,122
EQT Corp.
8.13%, 06/01/19	6	6,301
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	292	292,825
Hess Corp.
8.13%, 02/15/19	108	110,994

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Husky Energy Inc.
7.25%, 12/15/19	$109	$112,298
Noble Energy Inc.
8.25%, 03/01/19	111	114,892
Pride International Inc.
8.50%, 06/15/19	55	43,725
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	82	75,981
Rowan Companies Inc.
7.88%, 08/01/19	55	44,550
Shell International Finance BV
4.30%, 09/22/19	320	340,231
Total Capital International SA
2.10%, 06/19/19	255	253,567
2.13%, 01/10/19[b]	11	10,985
Valero Energy Corp.
9.38%, 03/15/19	56	65,696

		3,359,475
OIL & GAS SERVICES — 0.32%
Halliburton Co.
6.15%, 09/15/19	134	147,302
SESI LLC
6.38%, 05/01/19 (Call 02/29/16)[b]	55	40,425

		187,727
PACKAGING & CONTAINERS — 0.19%
Bemis Co. Inc.
6.80%, 08/01/19	50	56,672
WestRock RKT Co.
4.45%, 03/01/19	50	52,460

		109,132
PHARMACEUTICALS — 4.90%
Abbott Laboratories
5.13%, 04/01/19	107	118,343
Actavis Funding SCS
2.45%, 06/15/19	128	128,027
AmerisourceBergen Corp.
4.88%, 11/15/19	100	109,011
AstraZeneca PLC
1.95%, 09/18/19	209	208,975
Bristol-Myers Squibb Co.
1.75%, 03/01/19	54	54,124
Cardinal Health Inc.
2.40%, 11/15/19	50	50,410
Eli Lilly & Co.
1.95%, 03/15/19	77	78,234
Express Scripts Holding Co.
2.25%, 06/15/19	254	253,807
7.25%, 06/15/19	7	8,051
Johnson & Johnson
1.88%, 12/05/19	61	61,913
McKesson Corp.
2.28%, 03/15/19	283	285,220
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	211	234,047
Mylan Inc.
2.55%, 03/28/19	54	53,395

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$404	$445,596
Pfizer Inc.
2.10%, 05/15/19	413	419,279
6.20%, 03/15/19	344	390,610

		2,899,042
PIPELINES — 2.57%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	50	38,750
Enbridge Energy Partners LP
9.88%, 03/01/19	80	86,012
Energy Transfer Partners LP
9.00%, 04/15/19	100	103,004
9.70%, 03/15/19	50	52,253
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	38,231
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	133	128,313
6.50%, 01/31/19	33	35,528
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[b]	58	53,647
9.00%, 02/01/19	131	137,573
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[b]	290	265,323
Magellan Midstream Partners LP
6.55%, 07/15/19	105	113,478
ONEOK Partners LP
8.63%, 03/01/19[b]	55	58,444
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	107	94,695
Spectra Energy Capital LLC
8.00%, 10/01/19	80	89,437
TransCanada PipeLines Ltd.
3.13%, 01/15/19	100	100,371
7.13%, 01/15/19	111	122,949

		1,518,008
REAL ESTATE INVESTMENT TRUSTS — 2.44%
American Tower Corp.
3.40%, 02/15/19	236	241,320
7.25%, 05/15/19	25	28,519
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	185	206,274
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	125	126,411
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	75	77,939
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	101,643
Realty Income Corp.
6.75%, 08/15/19	56	64,067
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	25	25,090
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	282	285,448
10.35%, 04/01/19 (Call 01/01/19)	5	6,149
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	105	110,069
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	50	49,477

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	$55	$57,621
Weyerhaeuser Co.
7.38%, 10/01/19	54	61,192

		1,441,219
RETAIL — 1.89%
Costco Wholesale Corp.
1.70%, 12/15/19	164	164,163
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	156	156,759
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	108	109,820
McDonald’s Corp.
1.88%, 05/29/19	150	149,767
Target Corp.
2.30%, 06/26/19	207	211,826
Wal-Mart Stores Inc.
4.13%, 02/01/19	55	59,181
Walgreen Co.
5.25%, 01/15/19	27	29,084
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	238	237,372

		1,117,972
SEMICONDUCTORS — 0.43%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	100	101,211
Texas Instruments Inc.
1.65%, 08/03/19	106	105,559
Xilinx Inc.
2.13%, 03/15/19	50	49,852

		256,622
SOFTWARE — 1.80%
CA Inc.
5.38%, 12/01/19	29	31,395
Microsoft Corp.
4.20%, 06/01/19	161	175,447
Oracle Corp.
2.25%, 10/08/19	617	628,555
2.38%, 01/15/19	91	93,099
5.00%, 07/08/19	123	136,477

		1,064,973
TELECOMMUNICATIONS — 4.88%
America Movil SAB de CV
5.00%, 10/16/19[b]	100	108,897
AT&T Inc.
2.30%, 03/11/19	300	300,956
5.80%, 02/15/19	400	441,194
British Telecommunications PLC
2.35%, 02/14/19	200	201,797
Cisco Systems Inc.
2.13%, 03/01/19[b]	525	534,480
4.95%, 02/15/19	50	54,960
Corning Inc.
6.63%, 05/15/19	100	112,526

Security	Principal or Shares (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$75	$84,452
Orange SA
2.75%, 02/06/19	155	157,822
5.38%, 07/08/19	113	125,034
Telefonica Emisiones SAU
5.88%, 07/15/19	100	110,159
Verizon Communications Inc.
2.55%, 06/17/19	257	261,397
6.35%, 04/01/19	115	129,807
Vodafone Group PLC
5.45%, 06/10/19	236	258,499

		2,881,980
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
2.35%, 05/06/19	57	56,692

		56,692
TRANSPORTATION — 1.88%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	107	116,083
Canadian National Railway Co.
5.55%, 03/01/19	105	115,682
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,483
CSX Corp.
7.38%, 02/01/19	56	64,504
FedEx Corp.
8.00%, 01/15/19	207	241,021
Norfolk Southern Corp.
5.90%, 06/15/19	56	62,459
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	120	118,279
Union Pacific Corp.
2.25%, 02/15/19	50	50,702
United Parcel Service Inc.
5.13%, 04/01/19	208	230,254

		1,113,467
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	25	24,723

		24,723

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,582,089)		58,256,423

SHORT-TERM INVESTMENTS — 5.80%

MONEY MARKET FUNDS — 5.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	1,539	1,538,646

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	146	$146,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	1,742	1,741,892

		3,426,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,426,905)		3,426,905

TOTAL INVESTMENTS IN SECURITIES — 104.34%
(Cost: $62,008,994)		61,683,328
Other Assets, Less Liabilities — (4.34)%		(2,566,951)

NET ASSETS — 100.00%		$59,116,377

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

190

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.54%

ADVERTISING — 0.13%
Omnicom Group Inc.
4.45%, 08/15/20	$100	$106,927

		106,927
AEROSPACE & DEFENSE — 1.61%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	100	99,169
4.88%, 02/15/20	75	84,215
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	50	49,675
L-3 Communications Corp.
4.75%, 07/15/20[a]	150	154,649
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	350	352,593
Raytheon Co.
3.13%, 10/15/20	350	365,453
United Technologies Corp.
4.50%, 04/15/20	225	246,779

		1,352,533
AGRICULTURE — 1.21%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	270	272,898
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	100	100,069
Philip Morris International Inc.
4.50%, 03/26/20	200	220,300
Reynolds American Inc.
3.25%, 06/12/20	350	359,126
6.88%, 05/01/20	50	58,253

		1,010,646
AIRLINES — 0.25%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	12	12,350
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	200	200,581

		212,931
APPAREL — 0.06%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	50	51,041

		51,041
AUTO MANUFACTURERS — 2.31%
American Honda Finance Corp.
2.15%, 03/13/20	50	50,228
2.45%, 09/24/20	250	253,481
Ford Motor Credit Co. LLC
2.46%, 03/27/20	600	582,055
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	150	147,349
3.20%, 07/13/20 (Call 06/13/20)	250	244,576
3.70%, 11/24/20 (Call 10/24/20)	325	323,097

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
2.15%, 03/12/20	$195	$196,661
Series B
4.50%, 06/17/20	125	137,574

		1,935,021
AUTO PARTS & EQUIPMENT — 0.19%
BorgWarner Inc.
4.63%, 09/15/20	50	53,407
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	50	50,144
Johnson Controls Inc.
5.00%, 03/30/20	50	53,817

		157,368

BANKS — 27.59%
Abbey National Treasury Services PLC/United Kingdom
2.38%, 03/16/20	125	125,692
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	250	253,559
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	200	199,703
Bank of America Corp.
2.63%, 10/19/20	550	544,960
5.63%, 07/01/20	485	537,635
Series L
2.25%, 04/21/20	350	341,648
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	40	40,208
2.60%, 08/17/20 (Call 07/17/20)	300	304,391
Series G
2.15%, 02/24/20 (Call 01/24/20)	375	375,237
Bank of Nova Scotia (The)
2.35%, 10/21/20	200	200,233
Barclays Bank PLC
5.13%, 01/08/20	250	278,589
5.14%, 10/14/20	100	109,623
Barclays PLC
2.88%, 06/08/20	400	398,233
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	304,072
2.63%, 06/29/20 (Call 05/29/20)	150	152,100
BNP Paribas SA
2.38%, 05/21/20[a]	400	400,671
BPCE SA
2.25%, 01/27/20	250	250,157
Citigroup Inc.
2.40%, 02/18/20	75	74,275
2.65%, 10/26/20	550	547,721
5.38%, 08/09/20	350	390,655
City National Corp./CA
5.25%, 09/15/20	125	139,431
Comerica Bank
2.50%, 06/02/20	250	249,145

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	$250	$250,648
2.40%, 11/02/20	250	250,181
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,382
Credit Suisse AG/New York NY
4.38%, 08/05/20	250	270,063
5.40%, 01/14/20	550	605,673
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	200	198,959
3.13%, 12/10/20[b]	250	250,460
Deutsche Bank AG
2.95%, 08/20/20	250	249,433
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	250	251,653
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	175	177,479
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	100,065
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	650	647,833
2.75%, 09/15/20 (Call 08/15/20)	650	649,053
5.38%, 03/15/20	425	466,732
HSBC Bank USA N.A.
4.88%, 08/24/20	250	270,588
HSBC USA Inc.
2.35%, 03/05/20	600	592,285
5.00%, 09/27/20[a]	200	217,402
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)[a]	250	248,196
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)[a]	500	495,604
2.55%, 10/29/20 (Call 09/29/20)	450	448,925
2.75%, 06/23/20 (Call 05/23/20)	900	905,344
4.25%, 10/15/20	550	589,594
4.40%, 07/22/20	50	53,749
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	249,181
KeyCorp
2.90%, 09/15/20	100	100,717
Lloyds Bank PLC
2.40%, 03/17/20	200	200,519
2.70%, 08/17/20	200	203,143
Morgan Stanley
2.65%, 01/27/20[a]	600	600,826
2.80%, 06/16/20	650	653,098
5.50%, 01/26/20	300	332,939
5.50%, 07/24/20	200	221,848
National Australia Bank Ltd./New York
2.63%, 07/23/20	250	253,615
Northern Trust Corp.
3.45%, 11/04/20	100	104,999
PNC Bank N.A.
2.45%, 11/05/20 (Call 10/06/20)[c]	250	250,180

Security	Principal (000s)	Value
PNC Funding Corp.
4.38%, 08/11/20[c]	$290	$315,298
5.13%, 02/08/20[c]	100	110,449
Royal Bank of Canada
2.15%, 03/06/20	100	100,064
2.35%, 10/30/20	200	200,145
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	200	225,109
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	275	271,390
Santander UK Group Holdings PLC
2.88%, 10/16/20	250	250,121
State Street Corp.
2.55%, 08/18/20	200	203,766
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	251,945
2.45%, 10/20/20	250	250,846
Svenska Handelsbanken AB
2.40%, 10/01/20[a]	250	251,280
Toronto-Dominion Bank (The)
2.50%, 12/14/20[a]	400	403,045
UBS AG/Stamford CT
2.35%, 03/26/20[a]	750	750,479
Wells Fargo & Co.
2.55%, 12/07/20[a]	200	200,602
2.60%, 07/22/20	800	809,010
Series N
2.15%, 01/30/20	250	249,682
Westpac Banking Corp.
2.30%, 05/26/20	50	50,238
2.60%, 11/23/20	400	404,637

		23,128,410
BEVERAGES — 3.07%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	375	413,241
5.38%, 01/15/20	300	332,725
Coca-Cola Co. (The)
1.88%, 10/27/20	525	526,695
2.45%, 11/01/20	100	102,791
3.15%, 11/15/20	150	158,659
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	200	207,492
Diageo Capital PLC
4.83%, 07/15/20	50	55,249
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	100	100,186
2.15%, 10/14/20 (Call 09/14/20)	400	402,572
4.50%, 01/15/20	250	274,119

		2,573,729
BIOTECHNOLOGY — 2.12%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	50	49,821
3.45%, 10/01/20	355	370,822

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Biogen Inc.
2.90%, 09/15/20	$335	$337,692
Celgene Corp.
2.88%, 08/15/20	350	352,845
3.95%, 10/15/20	75	79,001
Genzyme Corp.
5.00%, 06/15/20	50	56,398
Gilead Sciences Inc.
2.35%, 02/01/20	75	75,850
2.55%, 09/01/20	450	456,760

		1,779,189
CHEMICALS — 1.52%
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	25	25,753
CF Industries Inc.
7.13%, 05/01/20	125	140,985
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	325	341,647
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	255	247,675
Ecolab Inc.
2.25%, 01/12/20	50	49,750
EI du Pont de Nemours & Co.
4.63%, 01/15/20	250	267,129
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 04/01/20 (Call 04/01/16)	100	103,875
PPG Industries Inc.
3.60%, 11/15/20	50	51,591
Praxair Inc.
2.25%, 09/24/20	50	49,926

		1,278,331
COMMERCIAL SERVICES — 0.74%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	300	304,369
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	100	102,057
McGraw Hill Financial Inc.
3.30%, 08/14/20 (Call 07/14/20)	100	102,234
Western Union Co. (The)
5.25%, 04/01/20	100	108,418

		617,078
COMPUTERS — 2.34%
Apple Inc.
1.55%, 02/07/20	300	297,413
2.00%, 05/06/20	300	301,915
EMC Corp./MA
2.65%, 06/01/20	325	283,600
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	600	605,248
HP Inc.
3.75%, 12/01/20[a]	225	227,140
International Business Machines Corp.
1.63%, 05/15/20[a]	200	197,715
Lexmark International Inc.
5.13%, 03/15/20	50	51,763

		1,964,794

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.12%
Colgate-Palmolive Co.
2.95%, 11/01/20	$100	$105,056

		105,056
DIVERSIFIED FINANCIAL SERVICES — 6.42%
Alterra Finance LLC
6.25%, 09/30/20	50	57,013
American Express Credit Corp.
2.38%, 05/26/20 (Call 04/25/20)	400	399,863
Series F
2.60%, 09/14/20 (Call 08/14/20)	275	276,366
Ameriprise Financial Inc.
5.30%, 03/15/20	105	116,953
BP Capital Markets PLC
2.52%, 01/15/20	50	49,604
Charles Schwab Corp. (The)
4.45%, 07/22/20[a]	175	192,607
Ford Motor Credit Co. LLC
8.13%, 01/15/20	200	234,829
GE Capital International Funding Co.
2.34%, 11/15/20[a,b]	1,259	1,263,437
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	625	634,661
4.38%, 09/16/20	226	248,194
5.50%, 01/08/20	25	28,313
Series A
5.55%, 05/04/20	75	85,704
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	250	254,090
Lazard Group LLC
4.25%, 11/14/20	50	52,010
Nasdaq Inc.
5.55%, 01/15/20	198	217,213
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	200	200,158
2.35%, 06/15/20 (Call 05/15/20)	100	100,276
Nomura Holdings Inc.
6.70%, 03/04/20	275	320,192
Stifel Financial Corp.
3.50%, 12/01/20	100	99,849
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	100	98,380
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	450	453,196

		5,382,908
ELECTRIC — 3.86%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	150	151,434
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	125	125,131
CMS Energy Corp.
6.25%, 02/01/20	150	171,061
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	50	54,698
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,696

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	$175	$186,805
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	100	108,718
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	100	100,675
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	300	294,676
4.00%, 10/01/20 (Call 07/01/20)[a]	250	250,668
Integrys Holding Inc.
4.17%, 11/01/20	50	53,755
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	78,576
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	100	104,836
NiSource Finance Corp.
5.45%, 09/15/20	125	137,084
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	50,569
NV Energy Inc.
6.25%, 11/15/20	100	113,278
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	145	151,751
Pennsylvania Electric Co.
5.20%, 04/01/20	50	54,105
PSEG Power LLC
5.13%, 04/15/20	150	162,905
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	350	365,949
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	225	224,877
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)[a]	75	73,613
TECO Finance Inc.
5.15%, 03/15/20	50	54,473
UIL Holdings Corp.
4.63%, 10/01/20	8	8,234
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	100	101,090

		3,231,657
ELECTRONICS — 0.06%
Agilent Technologies Inc.
5.00%, 07/15/20	50	54,177

		54,177
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
5.00%, 03/01/20	175	190,931
Waste Management Inc.
4.75%, 06/30/20	90	98,476

		289,407
FOOD — 1.43%
JM Smucker Co. (The)
2.50%, 03/15/20	100	100,454

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20	$155	$164,988
Kraft Foods Group Inc.
5.38%, 02/10/20	125	137,253
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	400	401,897
Kroger Co. (The)
6.15%, 01/15/20	50	57,170
Mondelez International Inc.
5.38%, 02/10/20	100	111,620
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	125	126,439
Unilever Capital Corp.
2.10%, 07/30/20	100	100,930

		1,200,751
GAS — 0.39%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	150	152,304
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	75	73,456
2.85%, 11/15/20 (Call 10/15/20)	100	100,517

		326,277
HEALTH CARE — PRODUCTS — 2.74%
Baxter International Inc.
4.25%, 03/15/20	50	53,298
Becton Dickinson and Co.
3.25%, 11/12/20	170	176,615
Boston Scientific Corp.
2.85%, 05/15/20	150	151,003
6.00%, 01/15/20	100	112,247
Covidien International Finance SA
4.20%, 06/15/20	50	54,465
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	100	101,581
Life Technologies Corp.
6.00%, 03/01/20	100	112,332
Medtronic Inc.
2.50%, 03/15/20	400	408,136
4.45%, 03/15/20	375	410,964
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	100	100,286
Stryker Corp.
4.38%, 01/15/20	50	54,428
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	108,674
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	450	451,149

		2,295,178
HEALTH CARE — SERVICES — 1.63%
Aetna Inc.
3.95%, 09/01/20	165	176,158
Anthem Inc.
4.35%, 08/15/20	200	215,039
Cigna Corp.
5.13%, 06/15/20	50	55,329

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.63%, 02/01/20	$255	$254,727
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	200	198,326
UnitedHealth Group Inc.
2.70%, 07/15/20	350	359,587
3.88%, 10/15/20 (Call 07/15/20)	100	107,365

		1,366,531
HOLDING COMPANIES — DIVERSIFIED — 0.35%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	90	91,267
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,118
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	148,951

		290,336
HOUSEHOLD PRODUCTS & WARES — 0.13%
Kimberly-Clark Corp.
3.63%, 08/01/20	100	106,811

		106,811
INSURANCE — 2.56%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	300	300,614
AEGON Funding Co. LLC
5.75%, 12/15/20	50	57,450
Aflac Inc.
2.40%, 03/16/20	100	101,046
American International Group Inc.
3.38%, 08/15/20	325	330,363
6.40%, 12/15/20	50	57,325
Aon Corp.
5.00%, 09/30/20	175	193,870
Axis Specialty Finance LLC
5.88%, 06/01/20	75	83,751
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20[a]	100	104,326
CNA Financial Corp.
5.88%, 08/15/20	50	55,645
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	200	221,214
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	99,869
Prudential Financial Inc.
5.38%, 06/21/20	250	279,325
Travelers Companies Inc. (The)
3.90%, 11/01/20	100	107,469
Unum Group
5.63%, 09/15/20	85	94,237
WR Berkley Corp.
5.38%, 09/15/20	50	55,353

		2,141,857
INTERNET — 0.78%
Baidu Inc.
3.00%, 06/30/20	200	200,542
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)	130	132,799

Security	Principal (000s)	Value
Expedia Inc.
5.95%, 08/15/20	$150	$163,435
Symantec Corp.
4.20%, 09/15/20	150	155,521

		652,297
IRON & STEEL — 0.14%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	150	117,938

		117,938
LEISURE TIME — 0.12%
Carnival Corp.
3.95%, 10/15/20	100	104,434

		104,434
LODGING — 0.06%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	51,656

		51,656
MACHINERY — 0.96%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	100	99,790
2.50%, 11/13/20	100	100,839
John Deere Capital Corp.
1.70%, 01/15/20	25	24,591
2.05%, 03/10/20	100	99,595
2.38%, 07/14/20	50	50,235
Series 0014
2.45%, 09/11/20	100	101,250
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	124,836
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	200	201,033

		802,169
MANUFACTURING — 0.50%
3M Co.
2.00%, 08/07/20	150	151,861
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	85	86,468
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	75	78,694
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	49,387
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	50	50,504

		416,914
MEDIA — 3.44%
21st Century Fox America Inc.
5.65%, 08/15/20	50	56,527
CBS Corp.
5.75%, 04/15/20	200	222,544
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	350	350,790
Comcast Corp.
5.15%, 03/01/20	175	196,264
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	175	191,001
Discovery Communications LLC
5.05%, 06/01/20	300	318,118
NBCUniversal Media LLC
5.15%, 04/30/20	575	646,299

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	$75	$73,833
Time Warner Cable Inc.
5.00%, 02/01/20	300	318,579
Time Warner Inc.
4.88%, 03/15/20	350	379,024
Walt Disney Co. (The)
2.15%, 09/17/20	125	127,026

		2,880,005
METAL FABRICATE & HARDWARE — 0.31%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	200	200,950
Valmont Industries Inc.
6.63%, 04/20/20	50	56,320

		257,270
MINING — 0.49%
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	50	48,151
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	100	45,500
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	275	268,121
Southern Copper Corp.
5.38%, 04/16/20	50	50,875

		412,647
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
2.75%, 09/01/20[a]	200	185,383

		185,383
OIL & GAS — 5.29%
BP Capital Markets PLC
2.32%, 02/13/20	525	516,663
4.50%, 10/01/20	250	266,956
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	147,832
2.42%, 11/17/20 (Call 10/17/20)	360	358,145
2.43%, 06/24/20 (Call 05/24/20)	275	276,050
ConocoPhillips
6.00%, 01/15/20	75	78,940
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	225	207,638
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	175	171,365
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	275	274,767
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 02/29/16)	175	86,625
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	125	93,750

Security	Principal (000s)	Value
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	$200	$193,151
Nabors Industries Inc.
5.00%, 09/15/20[a]	125	98,750
Noble Holding International Ltd.
4.90%, 08/01/20	50	30,000
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	105,017
Pride International Inc.
6.88%, 08/15/20	125	88,125
Shell International Finance BV
2.13%, 05/11/20	350	343,536
2.25%, 11/10/20	425	417,726
4.38%, 03/25/20	150	160,202
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	125	84,375
Total Capital SA
4.45%, 06/24/20	275	295,609
Valero Energy Corp.
6.13%, 02/01/20	125	136,255

		4,431,477
OIL & GAS SERVICES — 0.35%
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	300	292,294

		292,294
PACKAGING & CONTAINERS — 0.06%
WestRock RKT Co.
3.50%, 03/01/20	50	51,082

		51,082
PHARMACEUTICALS — 4.61%
Abbott Laboratories
2.00%, 03/15/20	150	150,987
4.13%, 05/27/20	125	136,033
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	725	724,594
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	770	781,905
Allergan Inc./U.S.
3.38%, 09/15/20	50	51,383
AstraZeneca PLC
2.38%, 11/16/20	375	377,224
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	200	199,928
Cardinal Health Inc.
4.63%, 12/15/20	50	55,005
Johnson & Johnson
2.95%, 09/01/20	100	105,700
Mead Johnson Nutrition Co.
3.00%, 11/15/20	300	304,232
Medco Health Solutions Inc.
4.13%, 09/15/20	150	158,868
Merck & Co. Inc.
1.85%, 02/10/20	250	252,101
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[b]	100	101,739

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Novartis Capital Corp.
4.40%, 04/24/20	$100	$110,744
Pfizer Inc.
5.20%, 08/12/20[a]	50	56,819
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	150	148,050
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	150	152,058

		3,867,370
PIPELINES — 2.26%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	175	163,572
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	150	140,979
5.20%, 03/15/20	50	48,496
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	275	242,591
Enterprise Products Operating LLC
5.20%, 09/01/20	225	235,397
5.25%, 01/31/20	50	52,225
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	350	339,480
6.85%, 02/15/20	50	50,236
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	91,956
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20[a]	50	48,483
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	25	23,370
Spectra Energy Capital LLC
5.65%, 03/01/20	50	50,009
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	50	48,241
TransCanada PipeLines Ltd.
3.80%, 10/01/20	50	50,567
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	50	38,750
5.25%, 03/15/20	325	266,500

		1,890,852
REAL ESTATE — 0.15%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	125	126,947

		126,947
REAL ESTATE INVESTMENT TRUSTS — 2.63%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	100	99,875
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	130	128,930
5.05%, 09/01/20	100	107,900

Security	Principal (000s)	Value
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	$150	$157,635
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	150	169,079
DDR Corp.
7.88%, 09/01/20	175	211,661
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[b]	100	101,129
Digital Realty Trust LP
5.88%, 02/01/20	50	55,713
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	109,964
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	174,483
Kilroy Realty LP
6.63%, 06/01/20	50	57,457
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	53,737
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,762
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	150	152,141
5.65%, 02/01/20 (Call 11/01/19)	200	225,610
Tanger Properties LP
6.13%, 06/01/20	50	56,993
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	52,423
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	74,462
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	50	53,621
Welltower Inc.
6.13%, 04/15/20	100	113,383

		2,206,958
RETAIL — 3.47%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	80,735
AutoNation Inc.
5.50%, 02/01/20	100	108,051
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	75	79,029
Costco Wholesale Corp.
1.75%, 02/15/20	75	75,048
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	600	609,102
4.75%, 05/18/20 (Call 11/18/19)	25	27,230
Home Depot Inc. (The)
3.95%, 09/15/20 (Call 06/15/20)	75	81,641
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	109,203
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	300	298,972
2.75%, 12/09/20 (Call 11/09/20)[a]	150	151,923
3.50%, 07/15/20	50	52,239

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Nordstrom Inc.
4.75%, 05/01/20	$100	$108,538
Target Corp.
3.88%, 07/15/20	175	189,827
Wal-Mart Stores Inc.
3.25%, 10/25/20[a]	625	664,954
3.63%, 07/08/20	250	269,551

		2,906,043
SEMICONDUCTORS — 1.51%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	101,565
Intel Corp.
2.45%, 07/29/20	400	408,507
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	150	147,789
QUALCOMM Inc.
2.25%, 05/20/20	380	381,029
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	225	222,867

		1,261,757
SOFTWARE — 2.62%
Adobe Systems Inc.
4.75%, 02/01/20	150	163,767
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	75	74,821
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	50	52,164
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	50	51,018
Dun & Bradstreet Corp. (The)
4.00%, 06/15/20 (Call 05/15/20)	50	51,321
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	350	355,836
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	160	159,910
4.63%, 10/01/20	90	96,999
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	50	50,412
2.00%, 11/03/20 (Call 10/03/20)	550	555,562
3.00%, 10/01/20	350	369,786
Oracle Corp.
3.88%, 07/15/20	200	216,055

		2,197,651
TELECOMMUNICATIONS — 4.37%
America Movil SAB de CV
5.00%, 03/30/20	400	438,246
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	650	645,860
Cisco Systems Inc.
2.45%, 06/15/20	600	613,436
4.45%, 01/15/20	250	274,346
Harris Corp.
4.40%, 12/15/20	50	53,002
Telefonica Emisiones SAU
5.13%, 04/27/20	200	216,998

Security	Principal or Shares (000s)	Value
Verizon Communications Inc.
2.63%, 02/21/20	$200	$201,470
4.50%, 09/15/20[a]	1,125	1,217,326

		3,660,684
TOYS, GAMES & HOBBIES — 0.13%
Mattel Inc.
4.35%, 10/01/20	100	105,018

		105,018
TRANSPORTATION — 0.78%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	50	52,176
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	125	131,433
FedEx Corp.
2.30%, 02/01/20	75	75,764
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	250	245,867
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	50	49,649
2.25%, 06/19/20 (Call 05/19/20)	100	100,846

		655,735
TRUCKING & LEASING — 0.12%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	100	97,358

		97,358

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,099,990)		82,590,883

SHORT-TERM INVESTMENTS — 8.20%

MONEY MARKET FUNDS — 8.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	5,801	5,801,461
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	552	551,874
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	514	514,460

		6,867,795

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,867,795)		6,867,795

TOTAL INVESTMENTS IN SECURITIES — 106.74%
(Cost: $89,967,785)		89,458,678
Other Assets, Less Liabilities — (6.74)%		(5,645,967)

NET ASSETS — 100.00%		$83,812,711

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

198

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.64%

ADVERTISING — 0.35%
WPP Finance 2010
4.75%, 11/21/21	$161	$173,823

		173,823
AEROSPACE & DEFENSE — 1.49%
Boeing Co. (The)
2.35%, 10/30/21	150	152,235
Exelis Inc.
5.55%, 10/01/21	25	27,662
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	61	65,585
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	100	103,738
Lockheed Martin Corp.
3.35%, 09/15/21	165	171,752
Northrop Grumman Corp.
3.50%, 03/15/21	161	168,429
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,455

		740,856
AGRICULTURE — 0.94%
Altria Group Inc.
4.75%, 05/05/21	271	298,298
Archer-Daniels-Midland Co.
4.48%, 03/01/21	7	7,681
Philip Morris International Inc.
2.90%, 11/15/21	159	163,414

		469,393
APPAREL — 0.17%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	80	85,069

		85,069
AUTO MANUFACTURERS — 1.19%
General Motors Financial Co. Inc.
4.38%, 09/25/21	242	245,517
Toyota Motor Credit Corp.
2.75%, 05/17/21	136	138,804
3.40%, 09/15/21	188	197,491
4.25%, 01/11/21	9	9,823

		591,635
AUTO PARTS & EQUIPMENT — 0.22%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	100	102,363
4.25%, 03/01/21	5	5,236

		107,599
BANKS — 19.23%
Bancolombia SA
5.95%, 06/03/21[a]	200	207,760
Bank of America Corp.
5.00%, 05/13/21	365	399,782
5.88%, 01/05/21	225	254,605

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
3.55%, 09/23/21 (Call 08/23/21)	$256	$269,418
4.15%, 02/01/21	5	5,426
Bank of Nova Scotia (The)
2.80%, 07/21/21	344	350,423
4.38%, 01/13/21	9	9,810
Barclays PLC
3.25%, 01/12/21	200	201,059
BNP Paribas SA
5.00%, 01/15/21	516	573,647
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	250	255,913
Capital One Financial Corp.
4.75%, 07/15/21	315	342,822
Capital One N.A./Mclean VA
2.95%, 07/23/21 (Call 06/23/21)	250	249,580
Cooperatieve Rabobank UA
4.50%, 01/11/21	339	372,941
Credit Suisse AG/New York NY
3.00%, 10/29/21	500	509,701
Deutsche Bank AG
3.13%, 01/13/21	100	99,733
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	249,579
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	625	692,895
HSBC Holdings PLC
5.10%, 04/05/21	603	669,902
JPMorgan Chase & Co.
4.35%, 08/15/21	668	714,987
4.63%, 05/10/21	173	188,346
KeyCorp
5.10%, 03/24/21	137	151,770
Lloyds Bank PLC
6.38%, 01/21/21	140	164,977
Morgan Stanley
5.50%, 07/28/21	461	517,380
5.75%, 01/25/21	400	451,878
National Australia Bank Ltd/New York
2.63%, 01/14/21	250	252,571
Northern Trust Corp.
3.38%, 08/23/21	65	68,511
Royal Bank of Canada
2.50%, 01/19/21	100	100,777
Santander UK Group Holdings PLC
3.13%, 01/08/21	250	253,333
State Street Corp.
4.38%, 03/07/21	111	122,003
U.S. Bancorp.
4.13%, 05/24/21 (Call 04/23/21)	114	123,996
Wells Fargo & Co.
3.00%, 01/22/21	64	65,841
4.60%, 04/01/21	632	694,859

		9,586,225

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
BEVERAGES — 2.71%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	$600	$605,435
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21[a]	106	114,970
Coca-Cola Co. (The)
3.30%, 09/01/21	273	289,677
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	200	203,287
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	25	25,531
PepsiCo Inc.
3.00%, 08/25/21	107	111,384

		1,350,284
BIOTECHNOLOGY — 1.97%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	377	399,978
4.10%, 06/15/21 (Call 03/15/21)	161	172,565
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	363	398,468
4.50%, 04/01/21 (Call 01/01/21)	9	9,892

		980,903
CHEMICALS — 2.86%
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	265	274,849
Eastman Chemical Co.
4.50%, 01/15/21 (Call 10/15/20)	50	51,751
Ecolab Inc.
4.35%, 12/08/21	267	288,690
EI du Pont de Nemours & Co.
3.63%, 01/15/21	194	201,052
4.25%, 04/01/21[a]	52	55,258
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	200	221,984
Monsanto Co.
2.75%, 07/15/21	225	222,372
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	50	49,527
Praxair Inc.
4.05%, 03/15/21	55	59,394

		1,424,877
COMMERCIAL SERVICES — 0.32%
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	157	158,271

		158,271
COMPUTERS — 3.12%
Apple Inc.
2.85%, 05/06/21	668	691,028
HP Inc.
4.30%, 06/01/21	13	13,071
4.38%, 09/15/21[a]	363	364,630
4.65%, 12/09/21	273	277,414
International Business Machines Corp.
2.90%, 11/01/21	100	103,030

Security	Principal (000s)	Value
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	$107	$105,916

		1,555,089
DIVERSIFIED FINANCIAL SERVICES — 6.48%
Air Lease Corp.
3.88%, 04/01/21 (Call 03/01/21)[a]	100	100,648
Ford Motor Credit Co. LLC
5.75%, 02/01/21	200	219,675
5.88%, 08/02/21	600	661,818
General Electric Capital Corp.
4.63%, 01/07/21	130	144,638
4.65%, 10/17/21	150	168,474
5.30%, 02/11/21	900	1,025,965
HSBC Finance Corp.
6.68%, 01/15/21	592	670,135
Jefferies Group LLC
6.88%, 04/15/21	211	237,828

		3,229,181
ELECTRIC — 4.10%
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	150	155,392
Dominion Resources Inc./VA
4.45%, 03/15/21	106	114,114
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	25	27,017
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	159	172,159
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	309	321,227
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	5	5,188
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	100	106,914
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	50	53,796
Ohio Power Co. Series M
5.38%, 10/01/21	143	161,100
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	200	205,646
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	106,685
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	30	30,853
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	26,737
Puget Energy Inc.
6.00%, 09/01/21	155	177,159
San Diego Gas & Electric Co.
3.00%, 08/15/21	50	51,593
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	105,101
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	160	172,157
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	52,647

		2,045,485

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	$64	$64,826

		64,826
ELECTRONICS — 1.35%
Honeywell International Inc.
4.25%, 03/01/21	184	204,070
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	30	31,808
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	271	279,796
4.50%, 03/01/21	92	99,209
Thomas & Betts Corp.
5.63%, 11/15/21	50	57,258

		672,141
ENGINEERING & CONSTRUCTION — 0.11%
Fluor Corp.
3.38%, 09/15/21	53	54,481

		54,481
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
5.25%, 11/15/21	59	66,059
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	50	53,498

		119,557
FOOD — 1.73%
Campbell Soup Co.
4.25%, 04/15/21	5	5,278
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	213	218,716
JM Smucker Co. (The)
3.50%, 10/15/21	136	141,105
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	101,324
2.95%, 11/01/21 (Call 10/01/21)	113	114,276
3.30%, 01/15/21 (Call 12/15/20)	57	58,991
Unilever Capital Corp.
4.25%, 02/10/21	200	220,571

		860,261
FOREST PRODUCTS & PAPER — 0.13%
International Paper Co.
7.50%, 08/15/21	55	65,430

		65,430
GAS — 0.11%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	50	50,530
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	6	6,212

		56,742

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.12%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	$60	$61,588

		61,588
HEALTH CARE — PRODUCTS — 1.01%
Becton Dickinson and Co.
3.13%, 11/08/21[a]	197	201,616
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	125	135,994
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	105	114,020
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	50	50,819

		502,449
HEALTH CARE — SERVICES — 1.51%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	105	112,406
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	61	63,581
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	150	162,012
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	63	70,809
Quest Diagnostics Inc.
4.70%, 04/01/21	59	63,609
UnitedHealth Group Inc.
2.88%, 12/15/21	265	270,633
3.38%, 11/15/21 (Call 08/15/21)	9	9,446

		752,496
HOUSEHOLD PRODUCTS & WARES — 0.54%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	54,249
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	207	215,202

		269,451
INSURANCE — 2.45%
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	101,018
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	163	179,141
Berkshire Hathaway Inc.
3.75%, 08/15/21	113	121,882
CNA Financial Corp.
5.75%, 08/15/21	50	55,930
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	162	178,559
MetLife Inc.
4.75%, 02/08/21	200	220,771
Progressive Corp. (The)
3.75%, 08/23/21	57	61,034
Prudential Financial Inc.
4.50%, 11/16/21	75	81,006
Reinsurance Group of America Inc.
5.00%, 06/01/21	100	108,332

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Willis Group Holdings PLC
5.75%, 03/15/21	$28	$31,161
XLIT Ltd.
5.75%, 10/01/21	75	84,905

		1,223,739
INTERNET — 1.70%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	200	198,114
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	190	197,760
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[a]	169	168,077
Google Inc.
3.63%, 05/19/21	263	282,555

		846,506
LODGING — 0.46%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)[a]	25	27,330
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	175	175,744
Wyndham Worldwide Corp.
5.63%, 03/01/21	25	27,291

		230,365
MACHINERY — 1.79%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)	50	54,562
Caterpillar Inc.
3.90%, 05/27/21	269	287,881
John Deere Capital Corp.
2.55%, 01/08/21	150	152,559
2.80%, 03/04/21	106	108,258
3.15%, 10/15/21	106	109,449
3.90%, 07/12/21	58	62,161
Joy Global Inc.
5.13%, 10/15/21[a]	7	4,900
Xylem Inc./NY
4.88%, 10/01/21	105	113,010

		892,780
MANUFACTURING — 0.28%
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	105	113,461
Textron Inc.
5.95%, 09/21/21 (Call 06/21/21)	25	28,400

		141,861
MEDIA — 5.17%
21st Century Fox America Inc.
4.50%, 02/15/21	187	202,450
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	25	26,288
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.60%, 02/15/21 (Call 11/15/20)	100	106,478
5.00%, 03/01/21	344	373,107

Security	Principal (000s)	Value
Discovery Communications LLC
4.38%, 06/15/21	$120	$123,712
NBCUniversal Media LLC
4.38%, 04/01/21	323	353,924
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	52,019
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	217	220,828
4.13%, 02/15/21 (Call 11/15/20)	200	205,354
Time Warner Inc.
4.70%, 01/15/21	225	242,667
4.75%, 03/29/21	150	161,838
Viacom Inc.
3.88%, 12/15/21	100	97,895
Walt Disney Co. (The)
2.30%, 02/12/21	250	254,730
2.75%, 08/16/21	150	154,809

		2,576,099
MINING — 1.80%
Barrick North America Finance LLC
4.40%, 05/30/21	200	180,784
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21[a]	200	190,955
Freeport-McMoRan Inc.
4.00%, 11/14/21[a]	107	46,545
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	57	53,142
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	45	30,150
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	344	330,714
4.13%, 05/20/21[a]	67	66,185

		898,475
OFFICE & BUSINESS EQUIPMENT — 0.29%
Xerox Corp.
4.50%, 05/15/21[a]	144	144,103

		144,103
OIL & GAS — 5.92%
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	107	99,470
BP Capital Markets PLC
3.56%, 11/01/21	345	352,695
4.74%, 03/11/21	194	209,579
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	82	63,799
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	157	141,628
Continental Resources Inc./OK
7.13%, 04/01/21 (Call 04/01/16)	50	37,000
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	180	140,910
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	84	56,280
Ensco PLC
4.70%, 03/15/21[a]	196	130,340
EOG Resources Inc.
4.10%, 02/01/21	86	89,415

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
EQT Corp.
4.88%, 11/15/21	$134	$121,611
Marathon Petroleum Corp.
5.13%, 03/01/21	259	264,698
Nabors Industries Inc.
4.63%, 09/15/21	82	60,680
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	146	131,356
5.63%, 05/01/21 (Call 05/01/17)	82	77,490
Noble Holding International Ltd.
4.63%, 03/01/21	30	16,800
Occidental Petroleum Corp.
Series 1
4.10%, 02/01/21 (Call 11/01/20)	225	233,530
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	200	185,993
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)	184	147,200
Total Capital International SA
2.75%, 06/19/21[a]	138	137,427
Total Capital SA
4.13%, 01/28/21	162	172,063
4.25%, 12/15/21	78	83,283

		2,953,247
OIL & GAS SERVICES — 0.55%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	113	109,732
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	107	104,054
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[a]	86	60,630

		274,416
PACKAGING & CONTAINERS — 0.11%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,632

		52,632
PHARMACEUTICALS — 4.25%
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	111	115,057
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	52,152
Express Scripts Holding Co.
4.75%, 11/15/21	369	400,341
Johnson & Johnson
2.45%, 12/05/21	70	71,793
3.55%, 05/15/21	100	108,350
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	150	164,680
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	225	243,824
Owens & Minor Inc.
3.88%, 09/15/21	225	228,307
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	200	198,073
Sanofi
4.00%, 03/29/21	400	435,276

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	$100	$102,706

		2,120,559
PIPELINES — 2.77%
ANR Pipeline Co.
9.63%, 11/01/21	100	128,074
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	150	157,233
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	100	90,961
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)[a]	186	163,675
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	408	369,131
5.00%, 10/01/21 (Call 07/01/21)	5	4,723
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	75	70,496
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 07/15/16)	5	4,750
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	50	45,503
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	50	49,919
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	150	138,000
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	107	82,693
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	100	73,973

		1,379,131
REAL ESTATE INVESTMENT TRUSTS — 4.96%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	300	301,996
3.45%, 09/15/21	11	11,065
5.90%, 11/01/21	80	90,212
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	100	106,020
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	184	195,353
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	75	81,179
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	25	24,719
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	100	109,260
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	25	25,775
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	163	180,762
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	230	253,480
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	55,791
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	25	24,812
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	50	56,294

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	$107	$108,844
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	36	36,822
Realty Income Corp.
5.75%, 01/15/21 (Call 10/15/20)	25	28,133
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	300	302,439
4.13%, 12/01/21 (Call 09/01/21)	7	7,596
4.38%, 03/01/21 (Call 12/01/20)	270	296,096
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	86	92,696
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	75	81,261

		2,470,605
RETAIL — 4.04%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	50	49,811
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	49,317
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	150	150,483
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	86	92,226
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	167	171,423
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/01/21)	221	245,901
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	259	261,119
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	55	58,759
3.80%, 11/15/21 (Call 08/15/21)	55	58,932
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)	100	98,277
McDonald’s Corp.
3.63%, 05/20/21	100	104,875
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	53	56,381
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	109	111,214
Wal-Mart Stores Inc.
4.25%, 04/15/21	213	236,538
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	273	271,091

		2,016,347
SEMICONDUCTORS — 1.10%
Applied Materials Inc.
4.30%, 06/15/21	107	115,876
Intel Corp.
3.30%, 10/01/21	302	317,733
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	61	61,580
Xilinx Inc.
3.00%, 03/15/21	55	55,695

		550,884

Security	Principal (000s)	Value
SOFTWARE — 1.17%
Fiserv Inc.
4.75%, 06/15/21	$100	$108,190
Microsoft Corp.
4.00%, 02/08/21	105	115,861
Oracle Corp.
2.80%, 07/08/21	350	358,109

		582,160
TELECOMMUNICATIONS — 5.01%
AT&T Inc.
3.88%, 08/15/21	400	418,080
4.45%, 05/15/21	120	128,669
Cisco Systems Inc.
2.90%, 03/04/21[a]	86	89,375
Juniper Networks Inc.
4.60%, 03/15/21	75	77,648
Motorola Solutions Inc.
3.50%, 09/01/21	25	23,737
Orange SA
4.13%, 09/14/21	113	121,626
Qwest Corp.
6.75%, 12/01/21	186	195,067
Telefonica Emisiones SAU
5.46%, 02/16/21	247	272,416
Verizon Communications Inc.
3.00%, 11/01/21 (Call 09/01/21)	850	857,260
3.45%, 03/15/21	50	51,604
3.50%, 11/01/21	200	206,378
Vodafone Group PLC
4.38%, 03/16/21	55	58,342

		2,500,202
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,315

		25,315
TRANSPORTATION — 1.59%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	50	51,627
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	150	152,396
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	100	106,907
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	59	59,803
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	175	188,700
United Parcel Service Inc.
3.13%, 01/15/21	221	231,784

		791,217

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.05%
GATX Corp.
4.85%, 06/01/21	$25	$26,461

		26,461

TOTAL CORPORATE BONDS & NOTES
(Cost: $49,076,636)		48,675,216

SHORT-TERM INVESTMENTS — 8.92%

MONEY MARKET FUNDS — 8.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	2,330	2,329,738
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	222	221,620
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	1,894	1,894,407

		4,445,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,445,765)		4,445,765

TOTAL INVESTMENTS IN SECURITIES — 106.56%
(Cost: $53,522,401)		53,120,981
Other Assets, Less Liabilities — (6.56)%		(3,271,422)

NET ASSETS — 100.00%		$49,849,559

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

205

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.72%

ALABAMA — 1.68%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21	$35	$41,854
Alabama Public School & College Authority RB Series B
5.00%, 01/01/21	80	94,740
City of Huntsville AL GO Series A
5.00%, 08/01/21	50	60,240
State of Alabama GO
5.00%, 08/01/21	25	30,209
University of Alabama (The) RB Series A
5.00%, 07/01/21	65	78,042

		305,085
ALASKA — 0.83%
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21	20	22,892
City of Valdez AK RB
Series B
5.00%, 01/01/21	20	23,022
Series C
5.00%, 01/01/21	20	23,022
State of Alaska GO
4.00%, 08/01/21	50	57,754
University of Alaska RB Series S
4.00%, 10/01/21	20	22,872

		149,562
ARIZONA — 1.34%
Arizona School Facilities Board COP
5.00%, 09/01/21	45	53,678
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21	30	36,416
City of Phoenix AZ GO
4.00%, 07/01/21	20	23,033
Series C
4.00%, 07/01/21	25	28,792
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	25	28,707
5.00%, 07/01/21	10	12,041
City of Scottsdale AZ GOL
5.00%, 07/01/21	25	30,148
Salt River Project Agricultural Improvement and Power District RB Series A
5.00%, 12/01/21	25	30,309

		243,124
ARKANSAS — 1.40%
State of Arkansas GO
5.00%, 06/15/21	75	90,334
5.00%, 10/01/21	75	90,994
University of Arkansas RB
5.00%, 09/15/21	50	59,813
5.00%, 11/01/21	10	11,996

		253,137

Security	Principal (000s)	Value
CALIFORNIA — 9.19%
California Health Facilities Financing Authority RB
5.00%, 08/15/21	$15	$18,004
California Infrastructure & Economic Development Bank RB Series A-1
5.00%, 10/01/21	20	24,388
California State Public Works Board RB
Series D
5.00%, 12/01/21	150	181,560
Series G
5.00%, 11/01/21	65	78,520
Series I
5.00%, 11/01/21	15	18,120
City & County of San Francisco CA GO Series A
5.00%, 06/15/21	25	30,214
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21	20	24,084
Series C
5.00%, 05/15/21	20	23,926
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/21 (AMBAC)	100	91,124
Escondido Union High School District GO
0.00%, 08/01/21 (AGC)	75	68,457
Garden Grove Unified School District GO Series A
0.00%, 08/01/21	35	32,094
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21	35	42,412
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	35	42,036
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/21	40	48,330
Series B
5.00%, 07/01/21	15	18,124
Los Angeles Unified School District/CA GO
Series A-2
5.00%, 07/01/21	35	42,268
Series C
5.00%, 07/01/21	35	42,268
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21	50	45,072
Palo Alto Unified School District GO
0.00%, 08/01/21	20	18,516
San Diego Unified School District/CA GO Series R-3
4.00%, 07/01/21	40	46,112
Santa Monica Community College District GO Series A
0.00%, 08/01/21 (FGIC)	25	22,969

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/21	$50	$58,710
Southern California Public Power Authority RB Series A
5.00%, 07/01/21	25	30,002
State of California Department of Water Resources Power Supply Revenue RB Series O
5.00%, 05/01/21	125	150,346
State of California GO
4.00%, 10/01/21	55	63,451
5.00%, 02/01/21	10	11,891
5.00%, 09/01/21	20	24,128
5.00%, 10/01/21	20	24,167
5.00%, 11/01/21	40	48,410
5.00%, 12/01/21	190	230,310
University of California RB
Series AB
5.00%, 05/15/21	20	24,153
Series AO
5.00%, 05/15/21	35	42,268

		1,666,434
COLORADO — 0.33%
Board of Governors of Colorado State University System RB Series B
5.00%, 03/01/21	20	23,788
University of Colorado RB Series A
5.00%, 06/01/21	30	36,151

		59,939
CONNECTICUT — 2.46%
State of Connecticut GO
Series B
5.00%, 05/15/21	20	23,721
Series C
5.00%, 07/15/21	100	119,068
Series E
4.00%, 09/15/21	40	45,714
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21	20	23,990
5.00%, 10/01/21	50	60,205
Series B
5.00%, 08/01/21	15	17,992
University of Connecticut RB Series A
5.00%, 08/15/21	130	155,844

		446,534
DELAWARE — 0.33%
Delaware Transportation Authority RB
5.00%, 07/01/21	25	30,118
State of Delaware GO Series B
5.00%, 07/01/21	25	30,221

		60,339

Security	Principal (000s)	Value
DISTRICT OF COLUMBIA — 2.44%
District of Columbia GO
Series A
5.00%, 06/01/21	$15	$18,006
5.00%, 12/01/21	20	24,336
District of Columbia RB
5.00%, 07/15/21	25	29,681
Series A
5.00%, 12/01/21	60	73,007
Series C
4.00%, 12/01/21	75	86,760
Series F
5.00%, 12/01/21	15	18,252
District of Columbia Water & Sewer Authority RB Series C
5.00%, 10/01/21	45	54,321
Metropolitan Washington Airports Authority RB Series F-1
5.00%, 10/01/21	115	138,105

		442,468
FLORIDA — 10.46%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/21	60	71,759
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	20	24,130
City of Jacksonville FL RB
5.00%, 10/01/21	35	41,968
Series B
5.00%, 10/01/21	100	120,106
Series C
5.00%, 10/01/21	25	29,992
City of Miami Beach FL RB
5.00%, 09/01/21	35	41,868
City of Tallahassee GO
5.00%, 10/01/21	40	48,212
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	75	89,353
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	65	77,941
County of Palm Beach FL RB
4.00%, 06/01/21	60	68,590
Florida Department of Environmental Protection RB
5.00%, 07/01/21	15	17,962
Series A
5.00%, 07/01/21	15	17,962
Series B
5.00%, 07/01/21	35	41,910
Florida Department of Management Services COP Series A
5.00%, 08/01/21	45	53,977
Florida Municipal Power Agency RB
5.00%, 10/01/21	55	65,469

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/21	$25	$29,778
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/21	25	29,987
Florida’s Turnpike RB Series A
5.00%, 07/01/21	110	131,943
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	30	36,009
Series B
5.00%, 10/01/21	25	30,008
Lee County School Board COP Series B
5.00%, 08/01/21	50	59,639
Miami-Dade County Expressway Authority RB Series B
5.00%, 07/01/21	50	59,410
Orlando Utilities Commission RB
Series C
4.00%, 10/01/21	25	28,827
5.25%, 10/01/21	15	18,321
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	59,640
Series D
5.00%, 08/01/21	65	77,531
Pasco County School Board COP
5.00%, 08/01/21	75	89,039
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	30	35,549
School District of Broward County/FL COP
5.00%, 07/01/21	70	82,993
South Broward Hospital District RB
5.00%, 05/01/21	50	59,248
State of Florida GO
5.00%, 07/01/21	15	18,097
Series A
5.00%, 06/01/21	80	96,310
5.00%, 07/01/21	40	48,259
Series B
5.00%, 06/01/21	20	24,077
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/21	40	47,886
Tampa Bay Water RB
5.00%, 10/01/21	20	24,130

		1,897,880
GEORGIA — 2.14%
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	25	29,720
City of Atlanta GA Water & Wastewater Revenue RB Series B
5.00%, 11/01/21	15	18,103
Municipal Electric Authority of Georgia RB
5.00%, 01/01/21	20	23,580

Security	Principal (000s)	Value
Series A
4.00%, 01/01/21	$10	$11,299
5.00%, 11/01/21	50	60,189
State of Georgia GO
Series A
5.00%, 07/01/21	70	84,536
Series E-2
5.00%, 09/01/21	15	18,189
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21 (ETM)	155	142,707

		388,323
HAWAII — 0.43%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21	25	29,856
City & County of Honolulu HI GO Series C
5.00%, 10/01/21	20	24,192
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/21	20	24,013

		78,061
ILLINOIS — 1.59%
Chicago O’Hare International Airport RB
Series A
5.00%, 01/01/21	10	11,696
Series B
5.00%, 01/01/21	15	17,544
DuPage County Forest Preserve District GO
5.00%, 01/01/21	40	47,223
Illinois State Toll Highway Authority RB Series D
5.00%, 01/01/21	15	17,622
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21	20	17,197
Regional Transportation Authority RB Series A
6.00%, 07/01/21	25	31,006
State of Illinois GO
5.00%, 03/01/21	15	16,901
5.00%, 08/01/21	25	28,322
Series A
4.00%, 01/01/21	25	26,943
Series B
5.25%, 01/01/21	45	51,099
State of Illinois RB
5.00%, 06/15/21	20	23,586

		289,139
INDIANA — 0.29%
Indiana Finance Authority RB Series A
5.00%, 05/01/21	30	35,116
Indiana University RB Series A
5.00%, 06/01/21	15	18,023

		53,139
KANSAS — 0.50%
State of Kansas Department of Transportation RB Series B
5.00%, 09/01/21	75	90,856

		90,856

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
LOUISIANA — 0.16%
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	$10	$11,914
State of Louisiana GO Series A
5.00%, 02/01/21	15	17,762

		29,676

MAINE — 1.09%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	30	36,098
Series C
5.00%, 11/01/21	25	30,128
Maine Turnpike Authority RB
5.00%, 07/01/21	60	72,038
State of Maine GO Series B
5.00%, 06/01/21	50	60,194

		198,458
MARYLAND — 1.98%
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	45,838
County of Baltimore MD GO Series B
4.50%, 09/01/21	20	23,676
State of Maryland Department of Transportation RB
5.00%, 12/01/21	50	60,934
State of Maryland GO
Series A
5.00%, 03/01/21	120	143,605
Series B
5.00%, 08/01/21	60	72,609
Series C
5.00%, 08/01/21	10	12,102

		358,764
MASSACHUSETTS — 1.89%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21	35	42,651
Series B
5.25%, 08/01/21 (AGM)	125	152,326
Massachusetts School Building Authority RB Series B
5.00%, 10/15/21	60	72,752
Massachusetts Turnpike Authority RB Series C
0.00%, 01/01/21	35	32,566
Massachusetts Water Resources Authority RB Series J
5.50%, 08/01/21 (AGM)	10	12,356
University of Massachusetts Building Authority RB
5.00%, 11/01/21	25	30,252

		342,903

Security	Principal (000s)	Value
MICHIGAN — 0.60%
State of Michigan GO Series A
5.00%, 12/01/21	$50	$60,431
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	40	48,346

		108,777

MINNESOTA — 1.02%
Minnesota Municipal Power Agency RB Series A
4.00%, 10/01/21	10	11,401
Southern Minnesota Municipal Power Agency RB Series A
0.00%, 01/01/21	25	22,990
State of Minnesota GO
Series B
5.00%, 08/01/21	100	120,837
Series F
5.00%, 10/01/21	25	30,331

		185,559

MISSISSIPPI — 0.76%
Mississippi Development Bank RB
5.00%, 01/01/21	35	41,137
State of Mississippi GO
Series C
5.00%, 10/01/21	25	30,193
Series F
5.00%, 11/01/21	20	24,201
5.25%, 10/01/21	25	30,535
Series H
4.00%, 12/01/21	10	11,538

		137,604

MISSOURI — 0.47%
Missouri Highway & Transportation Commission RB Series B
5.00%, 05/01/21	60	72,133
University of Missouri RB Series A
5.00%, 11/01/21	10	12,169

		84,302

NEBRASKA — 1.03%
City of Omaha NE GO
5.25%, 04/01/21	25	30,118
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	10	12,087
Nebraska Public Power District RB
5.00%, 07/01/21	20	23,856
Series A
5.00%, 01/01/21	55	64,758
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
4.00%, 02/01/21	50	56,610

		187,429

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
NEVADA — 1.50%
County of Clark NV RB Series A
5.00%, 07/01/21	$20	$23,914
State of Nevada GOL
5.00%, 04/01/21	50	59,653
5.00%, 06/01/21	40	47,925
5.00%, 08/01/21	15	18,045
State of Nevada RB
5.00%, 12/01/21	100	121,616

		271,153
NEW HAMPSHIRE — 0.40%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	20	24,000
Series D
5.00%, 08/15/21	30	35,999
State of New Hampshire GO Series B
5.00%, 11/01/21	10	12,169

		72,168
NEW JERSEY — 1.28%
New Jersey Building Authority RB Series A
5.00%, 06/15/21	50	55,175
New Jersey Economic Development Authority RB
5.00%, 06/15/21	10	11,035
Series II
5.00%, 03/01/21	25	27,488
Series KK
5.00%, 03/01/21	20	21,990
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/21	75	88,033
New Jersey Transportation Trust Fund Authority RB Series B
5.00%, 06/15/21	25	27,758

		231,479
NEW MEXICO — 0.13%
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/21	20	24,013

		24,013
NEW YORK — 11.07%
City of New York NY GO
5.00%, 08/01/21	135	162,090
Series H
5.00%, 08/01/21	65	78,044
Series J
5.00%, 08/01/21	125	150,084
Long Island Power Authority RB Series A
0.00%, 06/01/21	30	27,619
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	36,295
Series B
5.00%, 11/15/21	20	24,085

Security	Principal (000s)	Value
Series B-2
5.00%, 11/15/21	$100	$120,423
Series C
5.00%, 11/15/21	50	60,211
Series E
5.00%, 11/15/21	30	36,127
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1
5.00%, 07/15/21	25	29,972
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21	50	60,679
Series C
5.00%, 11/01/21	30	36,407
Series E
5.00%, 11/01/21	55	66,747
Series I
5.00%, 05/01/21	50	59,903
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21	35	42,103
New York State Dormitory Authority RB
0.00%, 08/01/21	50	46,392
4.00%, 05/15/21	40	45,759
Series A
5.00%, 02/15/21	25	29,734
5.00%, 03/15/21	75	89,950
5.00%, 07/01/21	70	83,825
5.00%, 10/01/21 (SAW)	50	60,106
Series D
5.00%, 02/15/21	40	47,575
Series E
4.00%, 03/15/21	100	114,247
5.00%, 08/15/21	30	36,164
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	29,911
5.00%, 06/15/21	75	90,593
5.00%, 11/15/21	25	30,525
New York State Thruway Authority Highway & Bridge Trust Fund RB Series A-1
5.00%, 04/01/21	40	47,789
New York State Thruway Authority RB
Series A
5.00%, 03/15/21	20	23,843
Series K
4.00%, 01/01/21	70	79,054
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	55	66,520
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/21	25	30,391
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21	40	46,184
Series B
5.00%, 11/15/21	15	18,230

		2,007,581

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
NORTH CAROLINA — 2.53%
County of Forsyth NC GO
4.00%, 12/01/21	$10	$11,636
North Carolina Eastern Municipal Power Agency RB Series A
5.00%, 01/01/21	220	261,347
State of North Carolina GOL Series B
5.00%, 06/01/21	105	125,863
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	59,238

		458,084
OHIO — 2.45%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	40	48,166
Series 2012-3
5.00%, 08/15/21	35	42,354
Cleveland State University RB
5.00%, 06/01/21	30	35,657
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	25	29,449
Ohio State University (The) RB Series D
5.00%, 12/01/21	10	12,124
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	15	18,299
State of Ohio GO
Series A
5.00%, 05/01/21	50	59,865
5.00%, 08/01/21	15	18,072
Series B
5.00%, 08/01/21	150	180,721

		444,707
OKLAHOMA — 0.23%
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	35	42,145

		42,145
OREGON — 2.28%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	40	48,098
5.00%, 10/01/21	60	72,721
Lane Community College GO
4.00%, 06/15/21	65	74,540
Portland Community College District GO
5.00%, 06/15/21	20	24,032
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/21	25	30,419
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/21 (GTD)	100	114,676
Washington County Clean Water Services RB
5.00%, 10/01/21	40	48,285

		412,771

Security	Principal (000s)	Value
PENNSYLVANIA — 1.51%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	$25	$29,441
First Series
5.00%, 07/01/21	15	17,767
5.00%, 08/15/21	10	11,876
5.00%, 11/15/21	10	11,938
Second Series
5.00%, 07/01/21	75	88,835
5.00%, 10/15/21	10	11,918
Series T
5.00%, 07/01/21	30	35,534
Pennsylvania Higher Educational Facilities Authority RB Series A
5.00%, 05/01/21	15	17,649
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	18,050
Series A
5.00%, 12/01/21	25	30,105

		273,113
RHODE ISLAND — 0.17%
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	25	30,209

		30,209
SOUTH CAROLINA — 1.77%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	50	60,366
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	20	23,961
South Carolina State Public Service Authority RB
Series B
4.00%, 12/01/21	40	45,931
5.00%, 12/01/21	60	72,255
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	30	36,009
Series B
5.00%, 10/01/21	50	60,015
State of South Carolina GO Series A
4.00%, 06/01/21	20	23,051

		321,588
TENNESSEE — 0.93%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	29,487
State of Tennessee GO Series A
5.00%, 09/01/21	25	30,316
Tennessee State School Bond Authority RB Series B
5.00%, 11/01/21	90	109,017

		168,820

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
TEXAS — 13.87%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21	$50	$59,168
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)	345	320,291
City of Austin TX GOL
5.00%, 09/01/21	25	30,285
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	30	35,836
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	40	47,581
City of Dallas TX GOL
5.00%, 02/15/21	45	53,509
City of Denton TX GO
5.00%, 02/15/21	25	29,673
City Of Grand Prairie TX GOL
5.00%, 02/15/21	75	89,305
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/21	40	47,402
City of Houston TX Combined Utility System Revenue RB Series C
5.00%, 05/15/21	55	65,699
City of Houston TX GOL Series A
5.00%, 03/01/21	110	130,597
City of San Antonio TX Water System Revenue RB
5.00%, 05/15/21	25	29,920
Series A
5.00%, 05/15/21	40	47,872
City of San Marcos TX GOL
5.00%, 08/15/21	30	35,982
Clear Creek Independent School District GO Series A
5.00%, 02/15/21 (PSF)	50	59,495
County of Harris TX GOL
Series A
5.00%, 08/15/21	35	42,208
5.00%, 10/01/21	75	90,718
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21 (PSF)	20	23,852
Dallas Independent School District GO
4.00%, 08/15/21	45	51,870
Dallas/Fort Worth International Airport Revenue RB
Series F
5.00%, 11/01/21	20	23,955
Series G
5.00%, 11/01/21	25	29,944
Fort Bend Independent School District GO
5.00%, 08/15/21	10	12,062

Security	Principal (000s)	Value
Frisco Independent School District GO Series A
4.50%, 08/15/21 (PSF)	$20	$23,589
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/21	45	54,026
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	35,851
Series A
5.00%, 11/15/21	15	17,798
Harris County Flood Control District GOL Series A
5.25%, 10/01/21	55	67,380
Lewisville Independent School District GO Series B
4.00%, 08/15/21	75	86,037
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	15	18,041
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	20	24,201
Midland Independent School District GO
5.00%, 02/15/21 (PSF)	50	59,495
North Texas Municipal Water District RB
5.00%, 09/01/21	15	18,081
North Texas Tollway Authority RB Series A
5.00%, 09/01/21	20	24,036
Northwest Independent School District GO
5.00%, 02/15/21 (PSF)	40	47,596
Permanent University Fund RB
5.00%, 07/01/21	10	12,059
Pflugerville Independent School District GO
5.00%, 02/15/21 (PSF)	25	29,748
State of Texas GO
5.00%, 10/01/21	80	96,913
Series C
5.00%, 08/01/21	20	24,132
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	60	71,907
Tarrant Regional Water District RB
5.00%, 03/01/21	40	47,620
Series A
5.00%, 03/01/21	45	53,573
Texas State University System RB
4.50%, 03/15/21	15	17,454
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	15	18,144
Series A
5.00%, 04/01/21	50	59,736
University of Houston System RB Series A
5.00%, 02/15/21	100	118,587

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
University of Texas System (The) RB
Series A
5.00%, 07/01/21	$40	$48,166
Series C
5.00%, 08/15/21	70	84,666

		2,516,060
UTAH — 1.51%
State of Utah GO
Series 2011A
5.00%, 07/01/24 (PR 07/01/21)	90	108,373
Series A
4.00%, 07/01/21	25	28,877
Utah State Building Ownership Authority RB
5.00%, 05/15/21	35	41,888
Utah Transit Authority RB Series A
5.00%, 06/15/21	80	95,362

		274,500
VIRGINIA — 3.95%
City of Norfolk VA GO
5.00%, 08/01/21	40	48,122
County of Fairfax VA GO
Series A
5.00%, 10/01/21 (SAW)	50	60,754
Series B
5.00%, 04/01/21 (SAW)	25	29,986
Fairfax County Economic Development Authority RB
Series A
5.00%, 10/01/21	80	96,425
University of Virginia RB
Series B
5.00%, 08/01/21	40	48,478
Virginia College Building Authority RB
5.00%, 02/01/21	35	41,633
Series 2
5.00%, 09/01/21	35	42,252
Series A
5.00%, 09/01/21	80	96,575
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	50	59,585
5.00%, 05/15/21	100	119,679
Virginia Public Building Authority RB
Series B
5.00%, 08/01/21	30	36,092
Virginia Resources Authority RB
5.00%, 11/01/21 (SAW)	30	36,413

		715,994
WASHINGTON — 6.89%
City of Seattle WA GO
5.00%, 09/01/21	25	30,135
5.00%, 12/01/21	25	30,310
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	25	30,180

Security	Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	$15	$18,081
City of Seattle WA Water System Revenue RB
5.00%, 09/01/21	30	36,342
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	80	93,985
County of King WA GOL
5.00%, 07/01/21	50	60,207
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	20	23,706
Series B
4.00%, 01/01/21	85	96,429
Energy Northwest RB
5.00%, 07/01/21	55	66,035
Series A
5.00%, 07/01/21	55	66,035
Port of Seattle WA RB
Series A
4.00%, 08/01/21	40	45,619
5.25%, 07/01/21	30	36,123
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21	30	34,484
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21	25	30,278
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21 (GTD)	20	24,172
State of Washington COP
5.00%, 07/01/21	40	47,643
State of Washington GO
Series B
5.00%, 08/01/21	160	192,770
Series C
0.00%, 06/01/21 (FGIC)	200	184,616
Series R-2015E
5.00%, 07/01/21	15	18,036
State of Washington RB
5.00%, 09/01/21	10	11,962
University of Washington RB
5.00%, 07/01/21	15	18,062
Series A
5.00%, 04/01/21	45	53,838

		1,249,048
WEST VIRGINIA — 0.17%
West Virginia University RB
Series B
5.00%, 10/01/21	25	30,027

		30,027

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
WISCONSIN — 1.67%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	$25	$28,662
State of Wisconsin GO
5.00%, 05/01/21	25	29,975
Series 2
4.00%, 11/01/21	35	40,412
5.00%, 05/01/21	45	53,954
Series 3
5.00%, 11/01/21	60	72,827
WPPI Energy RB
Series A
5.00%, 07/01/21	65	77,533

		303,363

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $17,503,274)		17,904,315

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	47	47,113

		47,113

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,113)		47,113

TOTAL INVESTMENTS IN SECURITIES — 98.98%
(Cost: $17,550,387)		17,951,428
Other Assets, Less Liabilities — 1.02%		185,225

NET ASSETS — 100.00%		$18,136,653

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.41%

ADVERTISING — 0.55%
Omnicom Group Inc.
3.63%, 05/01/22	$100	$102,767
WPP Finance 2010
3.63%, 09/07/22	106	108,447

		211,214
AEROSPACE & DEFENSE — 1.73%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	50	49,277
Embraer SA
5.15%, 06/15/22	50	49,313
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	125	122,801
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	150	151,066
United Technologies Corp.
3.10%, 06/01/22	287	298,160

		670,617
AGRICULTURE — 1.51%
Altria Group Inc.
2.85%, 08/09/22	225	224,821
Philip Morris International Inc.
2.50%, 08/22/22	71	71,413
Reynolds American Inc.
3.25%, 11/01/22	233	236,052
4.00%, 06/12/22	50	52,777

		585,063
AUTO MANUFACTURERS — 1.05%
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	150	143,258
Toyota Motor Credit Corp.
3.30%, 01/12/22	251	262,265

		405,523
BANKS — 13.05%
Bank of America Corp.
5.70%, 01/24/22	318	363,125
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	145	144,520
BB&T Corp.
3.95%, 03/22/22 (Call 02/22/22)	50	52,802
Citigroup Inc.
4.05%, 07/30/22	192	196,034
4.50%, 01/14/22	250	269,122
Cooperatieve Rabobank UA
3.88%, 02/08/22	608	645,587
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250	252,424
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	40	41,358
Goldman Sachs Group Inc. (The)
5.75%, 01/24/22	530	601,075
HSBC Holdings PLC
4.00%, 03/30/22	400	423,885
4.88%, 01/14/22	39	43,108

Security	Principal (000s)	Value
JPMorgan Chase & Co.
3.25%, 09/23/22	$523	$525,057
4.50%, 01/24/22	250	270,768
Morgan Stanley
4.88%, 11/01/22	235	249,423
Northern Trust Corp.
2.38%, 08/02/22	45	44,843
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	33	32,940
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	271	276,440
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	204	205,379
3.00%, 03/15/22 (Call 02/15/22)	92	94,389
Wells Fargo & Co.
3.50%, 03/08/22	308	321,536

		5,053,815
BEVERAGES — 2.23%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	352	341,467
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	24,812
Diageo Investment Corp.
2.88%, 05/11/22	173	174,899
Molson Coors Brewing Co.
3.50%, 05/01/22[c]	59	59,882
PepsiCo Inc.
2.75%, 03/05/22	257	263,046

		864,106
BIOTECHNOLOGY — 1.69%
Amgen Inc.
2.70%, 05/01/22 (Call 03/01/22)	50	49,337
3.63%, 05/15/22 (Call 02/15/22)	71	73,699
Biogen Inc.
3.63%, 09/15/22	125	129,024
Celgene Corp.
3.25%, 08/15/22	71	70,861
3.55%, 08/15/22[c]	200	202,172
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	125	128,407

		653,500
BUILDING MATERIALS — 0.19%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	71	71,887

		71,887
CHEMICALS — 2.21%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	77	73,928
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	219	210,075
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	138	133,818
Methanex Corp.
5.25%, 03/01/22	50	48,521

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	$100	$93,465
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	139	135,402
Syngenta Finance NV
3.13%, 03/28/22	112	111,324
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	50	50,190

		856,723
COMMERCIAL SERVICES — 0.26%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	21	22,327
Catholic Health Initiatives
2.95%, 11/01/22	40	39,918
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	21	21,397
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	15	15,992

		99,634
COMPUTERS — 2.28%
Apple Inc.
2.15%, 02/09/22	175	172,721
2.70%, 05/13/22	115	116,841
Computer Sciences Corp.
4.45%, 09/15/22[c]	50	51,198
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[d]	200	198,459
HP Inc.
4.05%, 09/15/22	50	48,768
International Business Machines Corp.
1.88%, 08/01/22	100	95,208
2.88%, 11/09/22	200	199,892

		883,087
COSMETICS & PERSONAL CARE — 0.73%
Colgate-Palmolive Co.
2.30%, 05/03/22	133	135,464
Procter & Gamble Co. (The)
2.30%, 02/06/22	144	145,754

		281,218
DISTRIBUTION & WHOLESALE — 0.07%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	25	25,675

		25,675
DIVERSIFIED FINANCIAL SERVICES — 3.76%
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)[c]	21	20,741
American Express Co.
2.65%, 12/02/22	233	226,813
CME Group Inc./IL
3.00%, 09/15/22	140	143,957
Discover Financial Services
3.85%, 11/21/22	59	59,762
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	100	103,000
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	204,245

Security	Principal (000s)	Value
General Electric Capital Corp.
3.15%, 09/07/22	$167	$174,046
Invesco Finance PLC
3.13%, 11/30/22[c]	15	15,270
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	100	102,767
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	150	152,202
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	250	254,549

		1,457,352
ELECTRIC — 4.59%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)[c]	125	126,212
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	69	69,069
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	50	48,423
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)[d]	75	76,251
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	89	88,824
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	56	56,988
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	100	104,333
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	146	140,594
Georgia Power Co.
2.85%, 05/15/22	100	99,351
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a]	25	27,692
NiSource Finance Corp.
6.13%, 03/01/22	68	78,778
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	50	49,422
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	125	132,355
7.00%, 09/01/22	33	39,773
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	49,304
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	51,244
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	75	76,984
4.20%, 06/15/22 (Call 03/15/22)	50	53,381
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	130	130,956
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	50	49,442
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	112,158
Southern California Edison Co.
Series B
2.40%, 02/01/22 (Call 12/01/21)	100	98,987

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	$25	$17,500

		1,778,021

ELECTRONICS — 1.41%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	7	7,224
Avnet Inc.
4.88%, 12/01/22	25	26,092
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	50	48,640
Jabil Circuit Inc.
4.70%, 09/15/22	74	71,040
Koninklijke Philips NV
3.75%, 03/15/22	263	272,706
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	120	121,762

		547,464

ENGINEERING & CONSTRUCTION — 0.34%
ABB Finance USA Inc.
2.88%, 05/08/22	130	130,529

		130,529

ENVIRONMENTAL CONTROL — 0.51%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	96	99,819
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	99,203

		199,022

FOOD — 2.29%
Campbell Soup Co.
2.50%, 08/02/22	100	94,601
ConAgra Foods Inc.
3.25%, 09/15/22	30	29,501
JM Smucker Co. (The)
3.00%, 03/15/22	50	50,464
Kraft Foods Group Inc.
3.50%, 06/06/22	313	322,279
Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)[d]	100	102,655
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	65	66,825
Sysco Corp.
2.60%, 06/12/22	25	24,662
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	183	195,782

		886,769

FOREST PRODUCTS & PAPER — 0.46%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	50	50,937
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	120	127,910

		178,847

Security	Principal (000s)	Value

GAS — 0.16%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$65	$63,611

		63,611

HAND & MACHINE TOOLS — 0.38%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	75,745
Stanley Black & Decker Inc.
2.90%, 11/01/22	71	71,504

		147,249

HEALTH CARE — PRODUCTS — 1.76%
Boston Scientific Corp.
3.38%, 05/15/22	71	70,970
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	25	25,654
Medtronic Inc.
3.15%, 03/15/22	461	475,695
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	109	107,901

		680,220

HEALTH CARE — SERVICES — 2.34%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	133	131,910
Anthem Inc.
3.13%, 05/15/22	77	75,665
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	86	90,152
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	71	70,853
Laboratory Corp. of America Holdings
3.20%, 02/01/22	118	116,834
3.75%, 08/23/22 (Call 05/23/22)	18	18,475
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	92	93,705
3.35%, 07/15/22	300	309,082

		906,676

HOLDING COMPANIES — DIVERSIFIED — 0.13%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	25	25,129
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	25	24,554

		49,683

HOME BUILDERS — 0.07%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	27	27,329

		27,329
HOUSEHOLD PRODUCTS & WARES — 0.27%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	49,554
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	56	56,215

		105,769

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
INSURANCE — 3.37%
ACE INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	$125	$126,437
Alleghany Corp.
4.95%, 06/27/22	50	54,626
American International Group Inc.
4.88%, 06/01/22	207	222,019
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	127	131,772
Berkshire Hathaway Inc.
3.40%, 01/31/22	33	35,016
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	127	139,654
Lincoln National Corp.
4.20%, 03/15/22	100	104,478
Markel Corp.
4.90%, 07/01/22	100	108,679
MetLife Inc.
3.05%, 12/15/22	90	90,144
Primerica Inc.
4.75%, 07/15/22	100	107,564
Principal Financial Group Inc.
3.30%, 09/15/22	50	50,196
Voya Financial Inc.
5.50%, 07/15/22	121	136,112

		1,306,697
INTERNET — 0.72%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	148,291
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	139	131,568

		279,859
IRON & STEEL — 0.57%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	46	46,622
Vale Overseas Ltd.
4.38%, 01/11/22[c]	250	174,063

		220,685
LODGING — 0.28%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[c]	106	108,234

		108,234
MACHINERY — 1.26%
Caterpillar Financial Services Corp.
2.85%, 06/01/22	124	124,474
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	65	64,304
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[c]	126	124,878
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	74	73,637
John Deere Capital Corp.
2.75%, 03/15/22	75	75,195
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	25	24,835

		487,323

Security	Principal (000s)	Value
MANUFACTURING — 2.02%
3M Co.
2.00%, 06/26/22	$83	$82,340
Eaton Corp.
2.75%, 11/02/22	269	262,760
General Electric Co.
2.70%, 10/09/22	386	393,028
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	31	29,595
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	15	15,447

		783,170
MEDIA — 5.10%
21st Century Fox America Inc.
3.00%, 09/15/22[c]	171	170,148
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	75	75,760
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[c,d]	350	350,594
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	261	366,048
Comcast Corp.
3.13%, 07/15/22	33	33,957
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	225	227,651
Discovery Communications LLC
3.30%, 05/15/22	106	100,583
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	127	125,794
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	24,463
Time Warner Inc.
3.40%, 06/15/22	27	27,256
4.00%, 01/15/22	133	138,848
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	46,798
Walt Disney Co. (The)
2.35%, 12/01/22	289	289,297

		1,977,197
MINING — 1.87%
Barrick Gold Corp.
3.85%, 04/01/22	25	21,695
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	160	148,074
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	194	81,480
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[c]	255	229,355
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	171	152,372
3.50%, 03/22/22 (Call 12/22/21)	70	65,088
Southern Copper Corp.
3.50%, 11/08/22	30	27,525

		725,589

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
OIL & GAS — 6.77%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$174	$156,341
BP Capital Markets PLC
2.50%, 11/06/22	198	184,078
3.06%, 03/17/22	25	24,355
3.25%, 05/06/22	230	225,659
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	9	7,003
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	181	172,917
2.41%, 03/03/22 (Call 01/03/22)	134	129,756
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	96	89,640
ConocoPhillips Co.
1.26%, 05/15/22[e]	53	49,449
2.40%, 12/15/22 (Call 09/15/22)	100	83,818
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)[c]	225	156,375
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	150	116,672
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	195	194,050
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	49	23,275
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	46	38,347
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	99	66,825
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	21	12,285
4.00%, 06/01/22 (Call 03/01/22)	96	57,600
Noble Holding International Ltd.
3.95%, 03/15/22	50	24,000
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	121	115,786
Phillips 66
4.30%, 04/01/22	257	262,810
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	65	60,310
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[c]	71	46,505
Shell International Finance BV
2.38%, 08/21/22	175	165,195
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	100	62,750
Total Capital International SA
2.88%, 02/17/22	100	96,974

		2,622,775
OIL & GAS SERVICES — 0.83%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	33	27,969
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	150	146,356

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$168	$148,180

		322,505
PACKAGING & CONTAINERS — 0.20%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	50	51,139
WestRock RKT Co.
4.90%, 03/01/22	25	26,855

		77,994
PHARMACEUTICALS — 6.42%
Abbott Laboratories
2.55%, 03/15/22	170	168,535
AbbVie Inc.
2.90%, 11/06/22	399	389,777
3.20%, 11/06/22 (Call 09/06/22)	180	180,708
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	450	456,951
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	138	137,313
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)[d]	75	75,695
Bristol-Myers Squibb Co.
2.00%, 08/01/22	50	49,298
Cardinal Health Inc.
3.20%, 06/15/22	25	25,239
Express Scripts Holding Co.
3.90%, 02/15/22	171	177,216
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	231	236,559
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	100	97,047
Merck & Co. Inc.
2.35%, 02/10/22	100	100,092
2.40%, 09/15/22 (Call 06/15/22)	145	144,264
Novartis Capital Corp.
2.40%, 09/21/22[c]	150	150,793
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100	97,357

		2,486,844
PIPELINES — 3.02%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	25	26,720
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	159	138,566
Enterprise Products Operating LLC
4.05%, 02/15/22	111	109,053
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	133	115,493
4.15%, 03/01/22	25	22,047
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	77,840
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	96	82,047

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	$46	$38,647
5.88%, 03/01/22 (Call 12/01/21)	89	79,457
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	25	22,914
TransCanada PipeLines Ltd.
2.50%, 08/01/22	115	103,471
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	121	84,692
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	126	88,478
3.60%, 03/15/22 (Call 01/15/22)	250	181,140

		1,170,565
REAL ESTATE INVESTMENT TRUSTS — 4.27%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	121	127,506
American Tower Corp.
4.70%, 03/15/22	100	105,523
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	75	75,202
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	75	78,464
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)[c]	100	100,920
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	50	51,065
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	25	24,207
4.00%, 12/01/22 (Call 10/01/22)	125	126,214
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	74	77,596
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	75	81,278
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	75	75,823
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	24,490
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	50	51,053
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	50	49,453
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	25	24,579
Simon Property Group LP
3.38%, 03/15/22 (Call 12/15/21)	70	72,924
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	56	55,402
4.25%, 03/01/22 (Call 12/01/21)	118	123,374
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	150	162,086
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	99,949
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	61	67,197

		1,654,305

Security	Principal (000s)	Value
RETAIL — 3.85%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$50	$52,085
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	77	80,418
Costco Wholesale Corp.
2.25%, 02/15/22	115	116,408
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	89	87,994
3.50%, 07/20/22 (Call 05/20/22)	188	195,190
4.75%, 12/01/22 (Call 09/01/22)[d]	100	108,311
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	133	135,709
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	171	178,438
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[c]	59	57,291
McDonald’s Corp.
2.63%, 01/15/22	83	82,283
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	51,467
QVC Inc.
5.13%, 07/02/22	50	50,657
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	50	50,908
Target Corp.
2.90%, 01/15/22	121	124,112
Walgreen Co.
3.10%, 09/15/22	121	118,626

		1,489,897
SAVINGS & LOANS — 0.18%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	71	70,431

		70,431
SEMICONDUCTORS — 1.98%
Intel Corp.
2.70%, 12/15/22	163	164,700
3.10%, 07/29/22	145	149,891
QUALCOMM Inc.
3.00%, 05/20/22	453	453,935

		768,526
SOFTWARE — 3.48%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	25	24,768
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)[c]	50	51,474
5.00%, 03/15/22 (Call 03/15/17)	109	113,050
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	39	39,373
Microsoft Corp.
2.13%, 11/15/22	83	81,919
2.38%, 02/12/22 (Call 01/12/22)	213	215,265
2.65%, 11/03/22 (Call 09/03/22)	150	152,424
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	350	348,309

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
2.50%, 10/15/22	$324	$320,369

		1,346,951

TELECOMMUNICATIONS — 4.27%
America Movil SAB de CV
3.13%, 07/16/22	200	198,398
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	119	113,532
3.00%, 02/15/22	275	272,247
3.00%, 06/30/22 (Call 04/30/22)	400	395,081
Cisco Systems Inc.
3.00%, 06/15/22	75	77,448
Motorola Solutions Inc.
3.75%, 05/15/22	139	129,122
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	118	123,119
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	288	275,254
Vodafone Group PLC
2.50%, 09/26/22	75	70,226

		1,654,427
TRANSPORTATION — 1.65%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	21	21,211
3.05%, 09/01/22 (Call 06/01/22)	171	172,442
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	50	48,906
FedEx Corp.
2.63%, 08/01/22	46	45,273
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	50,623
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	9	8,983
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	111	120,664
United Parcel Service Inc.
2.45%, 10/01/22	171	171,695

		639,797

TRUCKING & LEASING — 0.28%
GATX Corp.
4.75%, 06/15/22	100	106,297

		106,297

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,510,009)		38,120,671

U.S. GOVERNMENT OBLIGATIONS — 0.40%
U.S. Treasury Note/Bond
2.13%, 12/31/22	150	154,566

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $151,681)		154,566

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.73%

MONEY MARKET FUNDS — 5.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,f,g]	1,621	$1,621,333
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,f,g]	154	154,232
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,f]	444	443,795

		2,219,360

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,219,360)		2,219,360

TOTAL INVESTMENTS IN SECURITIES — 104.54%
(Cost: $40,881,050)		40,494,597
Other Assets, Less Liabilities — (4.54)%		(1,757,041)

NET ASSETS — 100.00%		$38,737,556

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

221

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.78%

ALABAMA — 0.83%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$75	$86,399

		86,399
ALASKA — 0.23%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	24,285

		24,285
ARIZONA — 0.92%
City of Chandler AZ GOL
4.00%, 07/01/22	25	29,163
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	25	30,656
City of Tempe AZ GO
4.50%, 07/01/22	30	35,989

		95,808
ARKANSAS — 0.29%
University of Arkansas RB
5.00%, 11/01/22	25	30,475

		30,475
CALIFORNIA — 12.76%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22 (AGM)	30	26,878
California Health Facilities Financing Authority RB
5.00%, 03/01/22	20	24,115
Series A
5.00%, 10/01/22	20	24,722
California State Public Works Board RB
Series B
5.00%, 10/01/22	65	79,867
Series H
5.00%, 12/01/22	55	67,791
California State University RB
Series C
5.00%, 11/01/22 (AGM)	30	37,482
City & County of San Francisco CA GO
5.00%, 06/15/22	25	30,920
City of Los Angeles Department of Airports RB
5.00%, 05/15/22	20	24,451
City of Sacramento CA RB
5.00%, 09/01/22	30	36,980
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	29,366
Corona-Norca Unified School District GO
Series C
0.00%, 08/01/22 (AGM)	20	17,733
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22	30	37,089

Security	Principal (000s)	Value
Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue RB
5.00%, 12/01/22	$25	$30,476
Los Angeles Department of Water & Power RB
4.00%, 07/01/22	45	52,630
5.00%, 07/01/22	25	30,864
Manhattan Beach Unified School District GO
0.00%, 09/01/22	25	22,216
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22	30	36,753
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22	65	80,034
San Jose Financing Authority RB
Series A
5.00%, 06/01/22	40	48,746
San Mateo County Community College District GO
4.00%, 09/01/22	30	35,403
Series A
0.00%, 09/01/22 (NPFGC)	75	67,627
State of California Department of Water Resources Power Supply Revenue RB
Series O
5.00%, 05/01/22	80	98,429
State of California GO
4.00%, 02/01/22	30	34,724
5.00%, 05/01/22	115	140,537
5.00%, 09/01/22	40	49,240
5.25%, 09/01/22	40	49,869
5.25%, 10/01/22	35	43,719
University of California RB
4.00%, 05/15/22	20	23,411
Series G
5.00%, 05/15/22	40	49,377

		1,331,449
COLORADO — 0.47%
City & County of Denver CO GO
0.00%, 01/29/22	20	18,176
University of Colorado RB
5.00%, 06/01/22	25	30,824

		49,000
CONNECTICUT — 0.70%
State of Connecticut GO
Series D
5.00%, 06/15/22	20	24,220
Series E
5.00%, 08/15/22	10	12,153
State of Connecticut Special Tax Revenue RB
Series B
5.00%, 08/01/22	30	36,685

		73,058
DELAWARE — 0.30%
Delaware Transportation Authority RB
5.00%, 07/01/22	25	30,777

		30,777

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.59%
District of Columbia GO
Series A
5.00%, 06/01/22	$10	$12,261
District of Columbia RB
Series C
5.00%, 12/01/22	30	37,172
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	10	12,312

		61,745
FLORIDA — 10.43%
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	15	18,468
Central Florida Expressway Authority RB
5.00%, 07/01/22	25	30,364
Citizens Property Insurance Corp. RB
Series A-1
5.00%, 06/01/22	35	42,006
City of Jacksonville FL RB
5.00%, 10/01/22	35	42,663
Series C
5.00%, 10/01/22	25	30,451
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	15	18,318
City of Tampa FL RB
5.00%, 10/01/22	20	24,347
County of Miami-Dade FL Aviation Revenue RB
Series B
5.00%, 10/01/22	75	91,154
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	30	36,284
County of Miami-Dade FL Water & Sewer System Revenue RB
Series B
5.25%, 10/01/22 (AGM)	35	43,190
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	15	18,252
County of Palm Beach FL RB
5.00%, 11/01/22	20	24,623
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	35,302
County of Sarasota FL RB
5.00%, 10/01/22	45	55,180
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/22	50	61,037
Florida Department of Management Services COP
Series A
5.00%, 08/01/22	20	24,456
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	40	48,939

Security	Principal (000s)	Value
Jacksonville Transportation Authority RB
5.00%, 08/01/22	$25	$30,571
JEA Electric System Revenue RB
Series A
5.00%, 10/01/22	50	61,044
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	10	12,031
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	25	30,219
Orlando Utilities Commission RB
Series C
5.00%, 10/01/22	40	49,306
Palm Beach County School District COP
Series D
5.00%, 08/01/22	40	48,566
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/22	15	17,255
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	25	29,929
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	35	42,068
State of Florida GO
5.00%, 06/01/22	75	91,956
Volusia County School Board COP
Series A
5.00%, 08/01/22	25	30,396

		1,088,375
GEORGIA — 0.39%
State of Georgia GO
Series C
4.00%, 09/01/22	35	41,133

		41,133
HAWAII — 1.59%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22	25	30,552
City & County of Honolulu HI GO
Series A
5.00%, 11/01/22	25	30,923
State of Hawaii GO
Series EF
5.00%, 11/01/22	25	30,869
Series EP
5.00%, 08/01/22	60	73,705

		166,049
ILLINOIS — 4.10%
Chicago O’Hare international Airport RB
Series D
5.00%, 01/01/22	40	47,680

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Illinois Finance Authority RB
5.00%, 07/01/22	$25	$30,501
5.00%, 10/01/22	25	30,104
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/22	55	67,003
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22	45	37,032
0.00%, 06/15/22 (NPFGC)	45	49,877
Regional Transportation Authority RB
Series A
5.50%, 07/01/22 (NPFGC)	30	37,208
State of Illinois GO
0.00%, 08/01/22	50	41,704
5.00%, 02/01/22	25	28,410
5.00%, 05/01/22	20	22,771
State of Illinois RB
5.00%, 06/15/22	30	35,885

		428,175
INDIANA — 1.46%
Indiana Finance Authority RB
5.00%, 12/01/22	50	61,024
Series A
5.00%, 10/01/22	50	60,805
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22 (NPFGC)	25	30,299

		152,128
IOWA — 0.41%
City of Des Moines IA GO
Series E
5.00%, 06/01/22	35	42,841

		42,841
LOUISIANA — 0.85%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	25	30,134
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	24,244
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22	30	34,624

		89,002
MAINE — 1.00%
Maine Municipal Bond Bank RB
Series C
5.00%, 11/01/22	50	61,412
Maine Turnpike Authority RB
5.00%, 07/01/22	35	42,918

		104,330
MARYLAND — 2.58%
County of Anne Arundel MD GOL
5.00%, 04/01/22	30	36,733
County of Baltimore MD RB
4.00%, 09/01/22	30	35,195
5.00%, 07/01/22	40	48,939
State of Maryland GO
Series B
5.00%, 08/01/22	100	123,631
Series C
5.00%, 08/01/22	20	24,726

		269,224

Security	Principal (000s)	Value
MASSACHUSETTS — 3.31%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/22	$50	$63,395
Commonwealth of Massachusetts GOL
Series C
5.00%, 08/01/22	130	159,511
Massachusetts Bay Transportation Authority RB
Series B
5.25%, 07/01/22	50	62,289
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	30	37,047
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/22 (NPFGC)	25	22,682

		344,924
MICHIGAN — 1.35%
Michigan State Building Authority RB
5.00%, 10/15/22	45	54,928
Michigan State University RB
Series A
5.00%, 08/15/22	20	24,560
State of Michigan GO
Series A
5.00%, 12/01/22	50	61,695

		141,183
MINNESOTA — 2.14%
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/22	25	30,262
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	50	44,860
State of Minnesota GO
Series B
5.00%, 08/01/22	100	123,420
State of Minnesota RB
Series A
5.00%, 06/01/22	20	24,453

		222,995
MISSISSIPPI — 0.91%
Mississippi Development Bank SO
5.00%, 01/01/22	35	42,093
State of Mississippi GO
Series F
4.00%, 11/01/22	45	52,478

		94,571
MISSOURI — 0.28%
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	25	28,959

		28,959
NEBRASKA — 1.57%
City of Omaha NE GO
Series B
5.00%, 11/15/22	45	55,522
Nebraska Public Power District RB
Series A
5.00%, 01/01/22	60	72,234

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Omaha Public Power District RB
Series A
5.00%, 02/01/22	$30	$36,094

		163,850
NEVADA — 1.43%
County of Clark NV RB
5.00%, 07/01/22	40	48,542
State of Nevada GOL
Series B
4.00%, 08/01/22	25	29,157
State of Nevada RB
5.00%, 12/01/22	20	24,825
State of Nevada State Highway Fund RB
4.00%, 12/01/22	40	46,871

		149,395
NEW JERSEY — 1.40%
New Jersey Economic Development Authority RB
Series NN
5.00%, 03/01/22	90	99,835
New Jersey Transportation Trust Fund Authority RB
Series AA
5.00%, 06/15/22	15	16,754
State of New Jersey GO
5.25%, 08/01/22	25	30,009

		146,598
NEW MEXICO — 0.59%
University of New Mexico (The) RB
Series C
5.00%, 06/01/22	50	61,134

		61,134
NEW YORK — 15.02%
City of New York NY GO
Series A
5.00%, 08/01/22	25	30,585
Series E
5.25%, 08/01/22	215	266,363
Series H
5.00%, 08/01/22	25	30,585
Long Island Power Authority RB
5.00%, 09/01/22	40	48,444
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	30,580
5.25%, 11/15/22	35	43,375
Series B
5.00%, 11/15/22	25	30,580
Series D-1
5.00%, 11/01/22	40	48,898
Series F
5.00%, 11/15/22	60	73,392
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	20	23,652
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22	50	58,173
5.00%, 02/01/22	45	54,731
Series A-1
5.00%, 08/01/22	20	24,580

Security	Principal (000s)	Value
Series C
5.00%, 11/01/22	$25	$30,875
New York City Water & Sewer System RB
Series DD
4.00%, 06/15/22	10	11,615
5.00%, 06/15/22	10	12,265
New York Convention Center Development Corp. RB
5.00%, 11/15/22	25	30,580
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	55	67,206
New York State Dormitory Authority RB
Series A
5.00%, 02/15/22	25	30,318
5.00%, 03/15/22	120	145,784
5.00%, 07/01/22	45	54,871
5.00%, 10/01/22	50	60,339
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22	50	58,952
New York State Thruway Authority RB
Series I
5.00%, 01/01/22	10	12,090
Series K
4.00%, 01/01/22	80	91,438
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/22	25	31,016
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/22	60	73,849
Series B-1
5.00%, 11/15/22	75	92,639

		1,567,775
NORTH CAROLINA — 0.75%
City of Raleigh NC GOL
Series A
4.00%, 10/01/22	20	23,312
County of Boncombe NC GOL
5.00%, 06/01/22	20	24,412
North Carolina Municipal Power Agency No. 1 RB
Series E
5.00%, 01/01/22	15	18,059
State of North Carolina RB
Series C
5.00%, 05/01/22	10	12,218

		78,001
OHIO — 2.42%
City of Columbus OH GO
Series A
5.00%, 08/15/22	30	37,054
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	50	62,064
State of Ohio GO
Series A
5.00%, 09/15/22	25	30,842
Series B
5.00%, 08/01/22	100	123,051

		253,011

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
OKLAHOMA — 0.22%
Grand River Dam Authority RB
4.00%, 06/01/22	$10	$11,496
Oklahoma Capital Improvement Authority RB
Series C
4.00%, 07/01/22	10	11,512

		23,008
OREGON — 0.92%
Clackamas Community College District GO
Series B
0.00%, 06/15/22 (GTD)	25	22,470
Oregon State Lottery RB
Series B
5.00%, 04/01/22	35	42,849
State of Oregon GO
Series F
5.00%, 05/01/22	25	30,647

		95,966
PENNSYLVANIA — 1.69%
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	20	24,141
Second Series
5.00%, 10/15/22	100	121,362
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	25	30,494

		175,997
SOUTH CAROLINA — 0.98%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	40	49,161
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	25	22,182
South Carolina State Public Service Authority RB
Series A
5.00%, 12/01/22	25	30,628

		101,971
TENNESSEE — 1.17%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
5.00%, 10/01/22	20	24,682
Tennessee Energy Acquisition Corp. RB
Series C
5.00%, 02/01/22	30	35,088
Tennessee State School Bond Authority RB
5.00%, 11/01/22	50	61,810

		121,580
TEXAS — 10.82%
Austin Community College District GOL
5.00%, 08/01/22	25	30,710
Central Texas Regional Mobility Authority RB
Series A
5.00%, 01/01/22	10	11,526
Central Texas Turnpike System RB
0.00%, 08/15/22	10	8,761
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	10	12,219

Security	Principal (000s)	Value
City of Austin TX GOL
4.50%, 09/01/22	$15	$18,049
City of Austin TX Water & Wastewater System Revenue RB
Series A
5.00%, 11/15/22	40	49,254
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	18,038
City of Corpus Christi TX Utility System Revenue RB
Series C
5.00%, 07/15/22	25	30,119
City of El Paso TX GOL
5.00%, 08/15/22	45	54,994
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	15	18,261
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	30	36,286
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	29,991
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/22	70	85,412
City of Houston TX GOL
Series A
5.00%, 03/01/22	25	30,336
City of Houston TX RB
5.00%, 09/01/22	40	47,891
City of San Antonio TX GOL
5.00%, 02/01/22	20	24,379
City of San Antonio TX Water System Revenue RB
5.00%, 05/15/22	25	30,471
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	30	37,105
Dallas/Fort Worth International Airport Revenue RB
Series E
5.00%, 11/01/22	20	24,409
Deer Park Independent School District GOL
5.00%, 02/15/22	20	24,350
Houston Community College System GOL
5.00%, 02/15/22	20	24,296
Katy Independent School District GO
4.00%, 02/15/22	10	11,563
Lower Colorado River Authority RB
5.00%, 05/15/22	50	60,351
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22	20	24,310
North East Independent School District/TX GO
5.25%, 02/01/22 (PSF)	35	43,216
Northside Independent School District GO
5.00%, 06/15/22	25	30,669
State of Texas GO
5.00%, 04/01/22	20	24,472
5.00%, 10/01/22	20	24,740

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	$35	$42,638
5.00%, 12/01/22	10	12,212
Texas A&M University RB
Series B
5.00%, 05/15/22	20	24,539
Texas State University System RB
Series A
5.00%, 03/15/22	30	36,474
Texas Transportation Commission State Highway Fund RB
Series A
5.00%, 04/01/22	30	36,648
University of North Texas RB
5.00%, 04/15/22	20	24,187
University of Texas System (The) RB
5.00%, 08/15/22	25	30,896
Series A
5.00%, 08/15/22	45	55,486

		1,129,258
UTAH — 1.12%
Central Utah Water Conservancy District RB
Series B
5.00%, 10/01/22	20	24,425
State of Utah GO
5.00%, 07/01/22	35	43,198
University of Utah (The) RB
Series B
5.00%, 08/01/22	20	24,568
Utah Transit Authority RB
5.00%, 06/15/22	20	24,273

		116,464
VIRGINIA — 1.83%
County of Fairfax VA GO
5.00%, 10/01/22	25	31,010
Virginia College Building Authority RB
5.00%, 02/01/22	25	30,377
Virginia Public Building Authority RB
5.00%, 08/01/22	25	30,710
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	25	30,710
Virginia Resources Authority RB
5.00%, 11/01/22	55	68,092

		190,899
WASHINGTON — 5.85%
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	35	43,068
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22	25	30,145
County of King WA GOL
4.00%, 12/01/22	20	23,407
5.25%, 01/01/22	40	49,029
County of King WA Sewer Revenue RB
5.00%, 07/01/22	40	49,050
King County School District No. 405 Bellevue GO
5.00%, 12/01/22	50	62,064
Port of Seattle WA RB
Series A
5.00%, 08/01/22	50	60,653

Security	Principal or Shares (000s)	Value
State of Washington GO
5.00%, 07/01/22	$105	$128,755
State of Washington RB
5.00%, 09/01/22	105	127,825
Washington State University RB
5.00%, 10/01/22	30	36,637

		610,633
WISCONSIN — 3.11%
City of Milwaukee WI GO
Series N2
5.00%, 05/15/22	50	60,874
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22	75	87,254
State of Wisconsin GO
5.00%, 05/01/22	60	73,553
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	25	29,897
Series C
5.00%, 08/15/22	40	48,426
WPPI Energy RB
Series A
5.00%, 07/01/22	20	24,332

		324,336

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $10,019,133)		10,306,761

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	13	12,596

		12,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,596)		12,596

TOTAL INVESTMENTS IN SECURITIES — 98.90%
(Cost: $10,031,729)		10,319,357
Other Assets, Less Liabilities — 1.10%		115,206

NET ASSETS — 100.00%		$10,434,563

COP — Certificates of Participation
GO — General Obligation
GOL — General Obligation Limited
GTD — Guaranteed by the Commonwealth, County or State
PSF — Permanent School Fund
RB — Revenue Bond
SAW — State Aid Withholding

Insured by:
AGM — Assured Guaranty Municipal Corp.
NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

227

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.80%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$48,402

		48,402
AEROSPACE & DEFENSE — 1.06%
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	150	152,321
Northrop Grumman Corp.
3.25%, 08/01/23	150	152,599
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	26,131

		331,051
AGRICULTURE — 1.43%
Altria Group Inc.
2.95%, 05/02/23	50	49,258
Philip Morris International Inc.
3.60%, 11/15/23	250	266,057
Reynolds American Inc.
3.75%, 05/20/23 (Call 02/20/23)	75	75,926
4.85%, 09/15/23	50	54,478

		445,719
AIRLINES — 0.57%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,113

		178,113
APPAREL — 0.31%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	100	98,478

		98,478
AUTO MANUFACTURERS — 1.40%
General Motors Co.
4.88%, 10/02/23	350	353,201
General Motors Financial Co. Inc.
4.25%, 05/15/23	26	25,314
Toyota Motor Credit Corp.
2.63%, 01/10/23	59	58,609

		437,124
AUTO PARTS & EQUIPMENT — 0.42%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	125	130,000

		130,000
BANKS — 15.84%
Bank of America Corp.
3.30%, 01/11/23	600	589,727
4.10%, 07/24/23	250	257,298
BNP Paribas SA
3.25%, 03/03/23	225	227,696

Security	Principal (000s)	Value
Capital One Financial Corp.
3.50%, 06/15/23	$250	$248,700
Citigroup Inc.
3.88%, 10/25/23	450	461,008
Cooperatieve Rabobank UA
4.63%, 12/01/23	250	259,888
Discover Bank/Greenwood DE
4.20%, 08/08/23	250	254,349
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	370	375,119
JPMorgan Chase & Co.
3.20%, 01/25/23	750	741,643
3.38%, 05/01/23	7	6,813
Morgan Stanley
3.75%, 02/25/23	475	485,945
4.10%, 05/22/23	225	225,265
State Street Corp.
3.10%, 05/15/23	125	124,750
3.70%, 11/20/23	150	158,532
Wells Fargo & Co.
4.13%, 08/15/23	225	234,542
Series M
3.45%, 02/13/23	300	301,294

		4,952,569
BEVERAGES — 5.64%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	700	678,020
3.30%, 02/01/23 (Call 12/01/22)	50	50,776
Coca-Cola Co. (The)
2.50%, 04/01/23	300	301,951
3.20%, 11/01/23	125	131,123
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	152,985
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	244,243
PepsiCo Inc.
2.75%, 03/01/23[a]	200	203,089

		1,762,187
CHEMICALS — 1.69%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	75	70,668
CF Industries Inc.
3.45%, 06/01/23	50	45,488
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	50	50,806
EI du Pont de Nemours & Co.
2.80%, 02/15/23	175	165,000
LYB International Finance BV
4.00%, 07/15/23	100	98,538
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	48,289

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	$50	$49,744

		528,533
COMMERCIAL SERVICES — 0.11%
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	32	32,960

		32,960
COMPUTERS — 3.69%
Apple Inc.
2.40%, 05/03/23	800	783,209
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[a]	100	80,319
International Business Machines Corp.
3.38%, 08/01/23[a]	200	202,980
Seagate HDD Cayman
4.75%, 06/01/23	100	86,000

		1,152,508
COSMETICS & PERSONAL CARE — 0.98%
Colgate-Palmolive Co.
1.95%, 02/01/23	100	97,683
Procter & Gamble Co. (The)
3.10%, 08/15/23	200	210,160

		307,843
DIVERSIFIED FINANCIAL SERVICES — 2.62%
Ameriprise Financial Inc.
4.00%, 10/15/23	200	210,139
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	49,500
Ford Motor Credit Co. LLC
4.38%, 08/06/23	200	203,779
General Electric Capital Corp.
3.10%, 01/09/23	200	205,919
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	52,430
Jefferies Group LLC
5.13%, 01/20/23	100	98,815

		820,582
ELECTRIC — 4.41%
Alabama Power Co.
Series 13-A
3.55%, 12/01/23	50	52,331
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	135	140,578
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	50	52,205
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	52,362
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	50	52,035
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	100	103,725

Security	Principal (000s)	Value
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	$100	$96,606
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	52,116
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	100	100,905
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	99,600
Pacific Gas & Electric Co.
3.85%, 11/15/23 (Call 08/15/23)	100	105,832
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	100	99,801
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)	60	60,074
San Diego Gas & Electric Co.
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	52,702
Southern California Edison Co.
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	150	157,703
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	99,803

		1,378,378
ELECTRICAL COMPONENTS & EQUIPMENT — 0.32%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	100	99,139

		99,139
ELECTRONICS — 0.80%
Flextronics International Ltd.
5.00%, 02/15/23	100	100,750
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	150	148,331

		249,081
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	100	110,160

		110,160
FOOD — 1.11%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	150	145,958
Hershey Co. (The)
2.63%, 05/01/23 (Call 02/01/23)	150	150,234
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	50	52,319

		348,511
GAS — 0.25%
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	75	76,819

		76,819
HEALTH CARE — PRODUCTS — 1.28%
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	50	51,431

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	$150	$149,697
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	98,967
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	100	99,169

		399,264
HEALTH CARE — SERVICES — 2.01%
Anthem Inc.
3.30%, 01/15/23	150	147,429
Howard Hughes Medical Institute
3.50%, 09/01/23	180	191,077
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	51,038
UnitedHealth Group Inc.
2.88%, 03/15/23	240	239,146

		628,690
HOLDING COMPANIES — DIVERSIFIED — 0.46%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	100	95,865
Prospect Capital Corp.
5.88%, 03/15/23	50	47,742

		143,607
HOUSEHOLD PRODUCTS & WARES — 0.32%
Kimberly-Clark Corp.
2.40%, 06/01/23	100	98,932

		98,932
INSURANCE — 2.62%
ACE INA Holdings Inc.
2.70%, 03/13/23	75	74,277
Aflac Inc.
3.63%, 06/15/23	150	155,648
Allstate Corp. (The)
3.15%, 06/15/23	50	50,722
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	51,548
Assurant Inc.
4.00%, 03/15/23	50	50,835
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	50	51,340
Lincoln National Corp.
4.00%, 09/01/23	50	50,717
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	100	96,409
Marsh & McLennan Companies Inc.
4.05%, 10/15/23 (Call 07/15/23)	50	52,190
MetLife Inc.
Series D
4.37%, 09/15/23	175	186,740

		820,426

Security	Principal (000s)	Value
IRON & STEEL — 0.16%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$50	$48,952

		48,952
LODGING — 0.39%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	15	14,279
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	60	59,232
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	50	48,996

		122,507
MACHINERY — 0.47%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	150	146,898

		146,898
MANUFACTURING — 0.84%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	104,668
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	150	156,948

		261,616
MEDIA — 3.44%
21st Century Fox America Inc.
4.00%, 10/01/23	100	103,808
Discovery Communications LLC
3.25%, 04/01/23	75	68,314
NBCUniversal Media LLC
2.88%, 01/15/23	350	352,520
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	75	78,547
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	120,803
Time Warner Inc.
4.05%, 12/15/23	200	204,318
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	150	145,913

		1,074,223
METAL FABRICATE & HARDWARE — 0.55%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	175	171,588

		171,588
MINING — 1.99%
Barrick Gold Corp.
4.10%, 05/01/23	125	107,143
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23[a]	250	237,056
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	350	141,750

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	$150	$136,072

		622,021
OIL & GAS — 5.28%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	84,707
BP Capital Markets PLC
2.75%, 05/10/23	325	301,897
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	20	16,032
Chevron Corp.
3.19%, 06/24/23 (Call 03/24/23)	300	299,221
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)[a]	200	136,000
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	150	137,057
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	175	160,853
Shell International Finance BV
2.25%, 01/06/23	25	22,758
3.40%, 08/12/23	275	267,318
Total Capital Canada Ltd.
2.75%, 07/15/23	240	224,060

		1,649,903
OIL & GAS SERVICES — 1.09%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	175	164,173
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	175	177,546

		341,719
PACKAGING & CONTAINERS — 0.17%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	52,164

		52,164
PHARMACEUTICALS — 5.30%
Bristol-Myers Squibb Co.
3.25%, 11/01/23	50	52,444
Cardinal Health Inc.
3.20%, 03/15/23	100	99,806
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	300	302,309
Johnson & Johnson
3.38%, 12/05/23	100	107,820
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	96,051
Merck & Co. Inc.
2.80%, 05/18/23	350	352,750
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)[a]	125	123,106
Pfizer Inc.
3.00%, 06/15/23[a]	100	102,460
5.80%, 08/12/23	100	118,892
Zeneca Wilmington Inc.
7.00%, 11/15/23	50	61,338
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	250	238,939

		1,655,915

Security	Principal (000s)	Value
PIPELINES — 4.49%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	$50	$43,221
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	125	111,365
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	163,545
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	150	137,171
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)[a]	155	127,658
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[b]	125	97,188
5.50%, 02/15/23 (Call 08/15/17)[b]	100	83,000
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	41,986
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	150	124,978
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	75	59,932
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	81,828
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	40,643
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[a]	100	96,544
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	60	43,900
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	200	152,000

		1,404,959
REAL ESTATE — 0.32%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	100	101,422

		101,422
REAL ESTATE INVESTMENT TRUSTS — 8.23%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	150	151,111
American Tower Corp.
3.50%, 01/31/23	125	121,961
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	100	106,716
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	200	207,468
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	50	54,861
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	40	39,043
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	50	47,137
Crown Castle International Corp.
5.25%, 01/15/23	250	263,750
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	100	104,919

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$100	$95,892
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	50	49,668
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	50	51,881
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	50	49,676
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	125	125,958
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	100	100,994
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	100	105,177
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	100,707
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,016
Lexington Realty Trust
4.25%, 06/15/23 (Call 03/15/23)	100	100,731
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	50	48,236
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	50	49,115
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	85	89,742
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	100	105,150
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	50	49,527
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	100	100,947
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)[a]	100	99,376
Weyerhaeuser Co.
4.63%, 09/15/23	100	105,544

		2,574,303
RETAIL — 4.44%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	100	99,306
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	150	158,236
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	75	72,810
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	200	200,875
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	100,760
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)	100	107,251
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	100	89,278
4.38%, 09/01/23 (Call 06/01/23)	25	24,438
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	15	15,347
QVC Inc.
4.38%, 03/15/23	100	95,248

Security	Principal (000s)	Value
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	$75	$72,573
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	70	75,718
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	25	24,378
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	250	250,310

		1,386,528
SEMICONDUCTORS — 0.72%
Altera Corp.
4.10%, 11/15/23	25	26,932
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	25	24,343
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	125	125,340
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	50	48,429

		225,044
SOFTWARE — 2.18%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	100	96,707
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	350	376,407
Oracle Corp.
3.63%, 07/15/23	200	208,288

		681,402
TELECOMMUNICATIONS — 5.80%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150	150,637
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[a]	75	74,593
Motorola Solutions Inc.
3.50%, 03/01/23	50	43,713
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	24,511
4.10%, 10/01/23 (Call 07/01/23)[a]	100	104,685
Telefonica Emisiones SAU
4.57%, 04/27/23	150	158,405
Verizon Communications Inc.
5.15%, 09/15/23	925	1,023,664
Vodafone Group PLC
2.95%, 02/19/23	250	234,296

		1,814,504
TRANSPORTATION — 2.10%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	255	253,692
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	53,350
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	100	103,645
FedEx Corp.
2.70%, 04/15/23	100	97,493
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	97,829

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	$50	$49,900

		655,909

TOTAL CORPORATE BONDS & NOTES
(Cost: $30,997,144)		30,570,653
U.S. GOVERNMENT OBLIGATIONS — 0.32%
U.S. Treasury Note/Bond
1.75%, 05/15/23	100	100,300

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $99,475)		100,300

SHORT-TERM INVESTMENTS — 5.95%

MONEY MARKET FUNDS — 5.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	1,467	1,467,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	140	139,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	255	254,693

		1,861,413

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,861,413)		1,861,413

TOTAL INVESTMENTS IN SECURITIES — 104.07% (Cost: $32,958,032)		32,532,366
Other Assets, Less Liabilities — (4.07)%		(1,273,301)

NET ASSETS — 100.00%		$31,259,065

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

233

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.90%

ADVERTISING — 0.90%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$49,212
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	91	91,128
WPP Finance 2010
3.75%, 09/19/24	63	63,088

		203,428
AEROSPACE & DEFENSE — 0.73%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	50	50,640
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	66	63,586
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	50	51,370

		165,596
AGRICULTURE — 1.38%
Altria Group Inc.
4.00%, 01/31/24	132	139,778
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	80	81,268
Philip Morris International Inc.
3.25%, 11/10/24	90	92,701

		313,747
AUTO PARTS & EQUIPMENT — 0.71%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	62	62,496
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	68	67,001
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	32	31,758

		161,255
BANKS — 23.58%
Abbey National Treasury Services PLC/United Kingdom
4.00%, 03/13/24	120	127,248
Bank of America Corp.
4.00%, 04/01/24	181	184,018
4.13%, 01/22/24	316	323,872
4.20%, 08/26/24	164	162,826
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	100	101,639
3.40%, 05/15/24 (Call 04/15/24)	41	42,395
3.65%, 02/04/24 (Call 01/05/24)	48	50,428
Barclays Bank PLC
3.75%, 05/15/24	200	207,497
Barclays PLC
4.38%, 09/11/24	200	194,047
BPCE SA
4.00%, 04/15/24	250	261,923

Security	Principal (000s)	Value
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	$106	$106,141
Citigroup Inc.
3.75%, 06/16/24[a]	160	161,597
4.00%, 08/05/24	16	15,739
Credit Suisse AG/New York NY
3.63%, 09/09/24	250	256,596
Deutsche Bank AG/London
3.70%, 05/30/24	191	187,891
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	60	62,314
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	56	56,667
4.00%, 03/03/24	517	530,276
HSBC USA Inc.
3.50%, 06/23/24	300	303,692
JPMorgan Chase & Co.
3.63%, 05/13/24	86	86,885
3.88%, 02/01/24	216	222,211
3.88%, 09/10/24	375	371,322
Morgan Stanley
3.70%, 10/23/24	205	204,833
Series F
3.88%, 04/29/24	372	377,091
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	96	98,838
State Street Corp.
3.30%, 12/16/24	140	142,915
U.S. Bancorp.
Series F
3.60%, 09/11/24 (Call 08/11/24)	148	151,492
Wells Fargo & Co.
3.30%, 09/09/24	250	250,359
4.48%, 01/16/24	99	104,417

		5,347,169
BEVERAGES — 1.23%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24[a]	132	135,869
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	135	143,230

		279,099
BIOTECHNOLOGY — 1.94%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	157	158,803
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)[a]	100	99,250
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	174	180,901

		438,954
BUILDING MATERIALS — 0.43%
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	100	98,326

		98,326

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 1.95%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)[a]	$50	$50,794
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	25	24,136
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	111	107,357
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	75	72,366
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	115	108,458
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	80	78,312

		441,423
COMMERCIAL SERVICES — 1.11%
MasterCard Inc.
3.38%, 04/01/24	114	117,738
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	10	10,733
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	125	124,111

		252,582
COMPUTERS — 2.38%
Apple Inc.
3.45%, 05/06/24	297	308,465
International Business Machines Corp.
3.63%, 02/12/24	225	231,234

		539,699
COSMETICS & PERSONAL CARE — 0.07%
Colgate-Palmolive Co.
3.25%, 03/15/24	16	17,022

		17,022
DISTRIBUTION & WHOLESALE — 0.29%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	66	65,860

		65,860
DIVERSIFIED FINANCIAL SERVICES — 2.89%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	74	72,014
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)[a]	90	89,288
Ameriprise Financial Inc.
3.70%, 10/15/24	98	100,341
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	73,023
General Electric Capital Corp.
3.45%, 05/15/24 (Call 02/13/24)	80	84,127
Invesco Finance PLC
4.00%, 01/30/24	113	118,517
Legg Mason Inc.
3.95%, 07/15/24	50	49,891

Security	Principal (000s)	Value
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	$66	$67,219

		654,420
ELECTRIC — 5.12%
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)	25	25,662
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	50,446
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	50	51,126
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	68	67,716
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	80	80,671
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	96	97,784
Entergy Louisiana LLC
5.40%, 11/01/24	125	144,490
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	120	124,626
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	99,068
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	150	156,930
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)	125	131,201
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)[a]	25	26,265
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	50	51,605
Public Service Electric & Gas Co.
Series I
3.75%, 03/15/24 (Call 12/15/23)	50	53,516

		1,161,106
ELECTRONICS — 0.93%
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	100	96,284
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	110	114,212

		210,496
ENGINEERING & CONSTRUCTION — 0.23%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	50	51,197

		51,197
ENVIRONMENTAL CONTROL — 0.23%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	50	51,268

		51,268
FOOD — 1.82%
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	75	79,037

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	$175	$180,296
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	149	154,112

		413,445
FOREST PRODUCTS & PAPER — 1.26%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	94,375
Georgia-Pacific LLC
8.00%, 01/15/24	76	95,473
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	99	97,032

		286,880
GAS — 0.89%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	74,432
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	112	110,555
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	16	16,379

		201,366
HEALTH CARE — PRODUCTS — 1.23%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	205	209,920
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	66	68,730

		278,650
HEALTH CARE — SERVICES — 1.30%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	68	67,588
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	98	96,714
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	100	101,580
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	30	29,829

		295,711
HOUSEHOLD PRODUCTS & WARES — 0.22%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	50	50,744

		50,744
HOUSEWARES — 0.25%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	60	56,325

		56,325
INSURANCE — 4.29%
ACE INA Holdings Inc.
3.35%, 05/15/24	82	83,785
Aflac Inc.
3.63%, 11/15/24	90	92,348

Security	Principal (000s)	Value
American International Group Inc.
4.13%, 02/15/24	$139	$138,759
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	90	89,349
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	16	16,634
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	74	74,361
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	72	72,590
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	50,068
MetLife Inc.
3.60%, 04/10/24	116	117,390
Prudential Financial Inc.
3.50%, 05/15/24	100	99,070
Unum Group
4.00%, 03/15/24	50	50,516
XLIT Ltd.
6.38%, 11/15/24	75	88,204

		973,074
INTERNET — 2.88%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	250	242,427
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	114	119,275
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	76	73,383
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	76	73,228
Google Inc.
3.38%, 02/25/24[a]	136	144,844

		653,157
MACHINERY — 1.26%
Caterpillar Financial Services Corp.
3.25%, 12/01/24	100	99,994
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	82	83,326
John Deere Capital Corp.
3.35%, 06/12/24	100	102,492

		285,812
MANUFACTURING — 1.62%
General Electric Co.
3.38%, 03/11/24	100	104,883
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	105	110,060
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	49,440
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	100	103,008

		367,391

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
MEDIA — 3.08%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	$50	$50,357
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	50	49,028
Comcast Corp.
3.60%, 03/01/24[a]	190	199,373
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.45%, 04/01/24 (Call 01/01/24)[a]	150	154,024
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	43	41,504
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	50	50,428
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	111	108,406
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	50	45,758

		698,878
MINING — 0.42%
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)	70	29,400
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	105	65,100

		94,500
OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	84	82,571

		82,571
OIL & GAS — 5.41%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	116	92,409
BP Capital Markets PLC
3.54%, 11/04/24	120	115,215
3.81%, 02/10/24	132	130,057
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	40	30,676
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	18	15,693
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)[a]	125	107,008
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	74	46,990
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	66	39,600
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	114	115,555
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	50	40,272
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	66	52,970
Kerr-McGee Corp.
6.95%, 07/01/24	16	15,284
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	98	87,188
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	62	52,143

Security	Principal (000s)	Value
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$66	$58,033
Total Capital International SA
3.70%, 01/15/24[a]	105	104,067
3.75%, 04/10/24[a]	125	124,294

		1,227,454
OIL & GAS SERVICES — 0.15%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	43	34,422

		34,422
PHARMACEUTICALS — 4.35%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	165	167,761
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	50	49,818
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	100	100,880
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	106	102,035
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	109	110,376
Novartis Capital Corp.
3.40%, 05/06/24[a]	246	258,105
Pfizer Inc.
3.40%, 05/15/24[a]	190	198,226

		987,201
PIPELINES — 3.89%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	75	63,497
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	75	50,235
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	40	33,546
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	100	85,484
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	50	31,982
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	82	76,446
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	18	14,355
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)[a]	16	13,656
4.25%, 09/01/24 (Call 06/01/24)	16	13,583
4.30%, 05/01/24 (Call 02/01/24)	141	120,767
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)[c]	125	96,875
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	60	47,897
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	50	48,424
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	68	56,772
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	162	117,673

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	$16	$12,160

		883,352
REAL ESTATE — 0.52%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	50,674
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	66	66,302

		116,976
REAL ESTATE INVESTMENT TRUSTS — 5.20%
American Tower Corp.
5.00%, 02/15/24	90	95,813
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	75	76,105
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	16	16,488
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	100	105,026
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	40	37,061
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	35	36,290
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	50	49,441
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	128	125,666
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,110
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	51,394
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	50	50,765
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	100	100,124
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	40	39,984
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	48	48,791
3.75%, 02/01/24 (Call 11/01/23)	135	140,720
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	75	76,427
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	100	103,757

		1,178,962
RETAIL — 4.40%
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	60	59,978
5.00%, 12/01/24 (Call 09/01/24)[c]	75	83,250
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	125	133,437
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	16	14,793
6.65%, 07/15/24	75	82,198

Security	Principal (000s)	Value
McDonald’s Corp.
3.25%, 06/10/24[a]	$91	$90,797
QVC Inc.
4.85%, 04/01/24	76	72,633
Target Corp.
3.50%, 07/01/24	84	88,636
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)[a]	150	156,962
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	220	216,267

		998,951
SEMICONDUCTORS — 0.48%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	108	108,901

		108,901
SOFTWARE — 1.37%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	84	81,628
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	225	228,539

		310,167
TELECOMMUNICATIONS — 2.84%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)	116	119,001
Cisco Systems Inc.
3.63%, 03/04/24	94	99,576
Motorola Solutions Inc.
4.00%, 09/01/24	58	49,845
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	218	216,523
4.15%, 03/15/24 (Call 12/15/23)	154	159,757

		644,702
TRANSPORTATION — 2.19%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	68	68,441
3.75%, 04/01/24 (Call 01/01/24)	134	139,019
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	66	65,950
FedEx Corp.
4.00%, 01/15/24	86	90,301
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	50	52,762
3.75%, 03/15/24 (Call 12/15/23)	75	79,619

		496,092
WATER — 0.12%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	25	26,599

		26,599

TOTAL CORPORATE BONDS & NOTES
(Cost: $22,663,955)		22,204,930

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 11.06%

MONEY MARKET FUNDS — 11.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	2,146	$2,145,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	204	204,120
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	158	158,163

		2,508,053

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,508,053)		2,508,053

TOTAL INVESTMENTS IN SECURITIES — 108.96%
(Cost: $25,172,008)		24,712,983
Other Assets, Less Liabilities — (8.96)%		(2,031,785)

NET ASSETS — 100.00%		$22,681,198

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

239

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.99%

AEROSPACE & DEFENSE — 1.20%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$50	$49,078
2.60%, 10/30/25 (Call 07/30/25)	100	98,467
Embraer Netherlands Finance BV
5.05%, 06/15/25[a]	50	45,187
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	200	194,831

		387,563

AGRICULTURE — 1.39%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)[a]	100	103,921
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	325	344,216

		448,137

AIRLINES — 0.38%
United Airlines 2013-1 Pass Through Trust Series A, Class A
4.30%, 02/15/27	119	123,163

		123,163

AUTO MANUFACTURERS — 1.50%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	197,731
General Motors Co.
4.00%, 04/01/25	105	97,859
General Motors Financial Co. Inc.
4.30%, 07/13/25 (Call 04/13/25)	200	190,562

		486,152

BANKS — 23.12%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	20	20,101
Bank of America Corp.
3.88%, 08/01/25	725	731,585
4.00%, 01/22/25	170	165,858
Series L
3.95%, 04/21/25[a]	100	97,350
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)[a]	125	124,209
3.95%, 11/18/25 (Call 10/18/25)	25	26,704
Bank of Nova Scotia (The)
4.50%, 12/16/25	150	148,456
Barclays PLC
3.65%, 03/16/25	200	190,842
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	250	255,564
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	100	95,602
4.20%, 10/29/25 (Call 09/29/25)	225	225,338
Citigroup Inc.
3.30%, 04/27/25	300	292,267
5.50%, 09/13/25	425	456,814

Security	Principal (000s)	Value
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	$75	$75,403
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	250	251,475
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[a]	250	242,802
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	250	245,825
3.75%, 05/22/25 (Call 02/22/25)[a]	200	200,909
4.25%, 10/21/25	305	303,293
HSBC Holdings PLC
4.25%, 08/18/25	200	195,992
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	90	86,876
3.90%, 07/15/25 (Call 04/15/25)[a]	500	513,237
Lloyds Bank PLC
3.50%, 05/14/25	200	203,163
Morgan Stanley
4.00%, 07/23/25	525	534,108
5.00%, 11/24/25	125	131,626
Northern Trust Corp.
3.95%, 10/30/25[a]	100	106,576
PNC Bank N.A.
4.20%, 11/01/25 (Call 10/02/25)[b]	250	267,840
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	200	207,172
Santander Issuances SAU
5.18%, 11/19/25	200	188,224
State Street Corp.
3.55%, 08/18/25	125	131,089
SVB Financial Group
3.50%, 01/29/25	25	23,646
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	247,439
Wells Fargo & Co.
3.00%, 02/19/25	210	204,615
3.55%, 09/29/25[a]	275	279,489

		7,471,489

BEVERAGES — 2.41%
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	75	76,323
Coca-Cola Co. (The)
2.88%, 10/27/25	350	349,831
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	100	100,401
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	150	148,780
3.50%, 07/17/25 (Call 04/17/25)[a]	100	104,983

		780,318

BIOTECHNOLOGY — 2.26%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)[a]	100	96,821
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)[a]	150	153,166

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	$300	$302,211
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	175	178,576

		730,774

CHEMICALS — 1.39%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	45	40,677
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	180	169,614
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	100	90,632
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	50	46,447
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	50	48,897
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	50	51,805

		448,072

COMMERCIAL SERVICES — 0.31%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	50	51,686
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	49,304

		100,990

COMPUTERS — 2.88%
Apple Inc.
2.50%, 02/09/25	330	316,777
3.20%, 05/13/25	150	152,041
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[c]	300	286,566
International Business Machines Corp.
7.00%, 10/30/25[a]	75	96,441
Seagate HDD Cayman
4.75%, 01/01/25	100	80,000

		931,825

DIVERSIFIED FINANCIAL SERVICES — 5.16%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	92,890
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	75	75,114
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)[a]	50	49,879
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	80	77,416
Franklin Resources Inc.
2.85%, 03/30/25	25	23,962
GE Capital International Funding Co.
3.37%, 11/15/25[c]	200	205,757
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	225	230,828
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	51,674
Lazard Group LLC
3.75%, 02/13/25	55	51,264

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	$25	$24,803
3.25%, 11/01/25 (Call 08/01/25)	100	100,566
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	175	175,932
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	500	507,046

		1,667,131

ELECTRIC — 4.20%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	51,040
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,115
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)[a]	100	100,902
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	55	55,529
Dominion Resources Inc./VA
3.90%, 10/01/25 (Call 07/01/25)[a]	100	101,335
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	70	72,684
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	105	107,455
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[c]	150	148,483
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	102,398
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,735
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	47,743
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	90	93,201
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)	100	101,184
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[a]	75	73,660
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	85	86,817
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	75	75,587
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	30	30,999
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	50	51,073

		1,355,940

ELECTRONICS — 0.23%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	48,574
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	25	25,039

		73,613

ENVIRONMENTAL CONTROL — 0.38%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	49,334
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)[a]	75	74,381

		123,715

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value

FOOD — 1.29%
JM Smucker Co. (The)
3.50%, 03/15/25	$100	$101,008
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[a],c	235	240,467
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)[a]	50	51,357
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[c]	25	24,864

		417,696

GAS — 0.60%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	75	69,538
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	100	99,749
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	25	25,596

		194,883

HEALTH CARE — PRODUCTS — 2.96%
Boston Scientific Corp.
3.85%, 05/15/25	100	98,991
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	100	104,335
Medtronic Inc.
3.50%, 03/15/25	400	409,406
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	100	98,723
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	250	243,670

		955,125

HEALTH CARE — SERVICES — 1.86%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	146,714
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	97,887
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	122,777
UnitedHealth Group Inc.
3.75%, 07/15/25	225	233,527

		600,905

HOLDING COMPANIES — DIVERSIFIED — 0.45%
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	75	73,433
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	75	72,796

		146,229

HOME FURNISHINGS — 0.15%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	48,018

		48,018

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
2.65%, 03/01/25	$30	$29,735

		29,735

HOUSEWARES — 0.14%
Newell Rubbermaid Inc.
3.90%, 11/01/25 (Call 08/01/25)	50	45,864

		45,864

INSURANCE — 2.24%
ACE INA Holdings Inc.
3.15%, 03/15/25	100	100,786
Aflac Inc.
3.25%, 03/17/25	50	49,685
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	49,682
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	194,097
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	24,943
Lincoln National Corp.
3.35%, 03/09/25	50	47,611
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	85	85,126
MetLife Inc.
3.00%, 03/01/25	50	48,142
3.60%, 11/13/25 (Call 08/13/25)	50	50,078
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	48,742
Unum Group
3.88%, 11/05/25	25	24,887

		723,779

INTERNET — 0.15%
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	50	49,499

		49,499

LEISURE TIME — 0.24%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	75	76,007

		76,007

LODGING — 0.47%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)[a]	50	50,274
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	25	24,845
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	75	77,372

		152,491

MACHINERY — 1.10%
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	100,241

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
John Deere Capital Corp.
3.40%, 09/11/25	$100	$102,304
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	50,057
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	101,362

		353,964
MANUFACTURING — 0.08%
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	24,650

		24,650
MEDIA — 4.82%
21st Century Fox America Inc.
7.70%, 10/30/25	50	63,505
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	150	143,848
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[c]	525	523,718
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)	250	255,102
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	200	197,761
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	130	115,992
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)[a]	105	102,038
Walt Disney Co. (The)
3.15%, 09/17/25	150	154,395

		1,556,359
METAL FABRICATE & HARDWARE — 0.16%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	50,829

		50,829
MINING — 0.56%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[a]	175	157,437
Southern Copper Corp.
3.88%, 04/23/25	25	22,156

		179,593
OIL & GAS — 4.35%
BP Capital Markets PLC
3.51%, 03/17/25[a]	175	167,397
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[a]	80	61,702
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	100	99,134
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)[a]	100	84,974
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)[a]	100	92,695
Ensco PLC
5.20%, 03/15/25 (Call 12/15/24)	50	30,500
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	25	22,964

Security	Principal (000s)	Value
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)[a]	$150	$146,189
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a]	100	94,783
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)[a]	100	71,000
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)	25	12,000
Shell International Finance BV
3.25%, 05/11/25	350	333,459
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	75	47,250
Valero Energy Corp.
3.65%, 03/15/25[a]	150	140,216

		1,404,263
OIL & GAS SERVICES — 0.79%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	275	255,121

		255,121
PHARMACEUTICALS — 7.05%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	100	99,757
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	475	474,617
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	450	455,744
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,217
AstraZeneca PLC
3.38%, 11/16/25	300	301,100
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)[c]	150	149,061
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	100	100,557
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	50	51,247
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	250	246,836
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	300	302,976

		2,280,112
PIPELINES — 3.05%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[c]	50	44,595
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)[a]	50	46,812
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)[a]	100	81,346
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	15,618
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	150	137,208
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	150	130,210

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)[a]	$50	$44,211
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	115	89,700
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	25	20,144
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	43,223
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)[a]	50	42,825
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	87,902
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)[a]	50	46,203
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	30	26,266
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	65	42,228
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)[a]	125	88,059

		986,550

REAL ESTATE — 0.39%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	25	24,850
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	100	100,552

		125,402

REAL ESTATE INVESTMENT TRUSTS — 4.51%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	100	99,070
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	50	50,192
3.50%, 11/15/25 (Call 08/15/25)	50	50,484
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	100	100,515
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	90	86,152
Digital Delta Holdings LLC
4.75%, 10/01/25 (Call 07/01/25)[c]	50	51,413
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	100	98,069
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	120	113,467
4.00%, 06/01/25 (Call 03/01/25)	125	123,266
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	48,971
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	50	49,001
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)[a]	65	67,514
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	50	50,871
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	50	51,074
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	105	99,550
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)[a]	100	102,401

Security	Principal (000s)	Value
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	$70	$67,632
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	150	149,411

		1,459,053

RETAIL — 3.09%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)	100	101,298
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	10	9,858
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	140	133,532
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	290	299,659
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)[a]	150	154,504
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	25	24,278
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	100	103,041
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	100	99,164
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	80	73,914

		999,248

SEMICONDUCTORS — 2.26%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	50	51,537
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	100	101,494
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)[a]	250	263,415
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	25	23,737
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	300	291,357

		731,540

SOFTWARE — 3.81%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	49,307
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	125	130,253
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	175	174,021
3.13%, 11/03/25 (Call 08/03/25)	550	562,033
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	325	316,962

		1,232,576

TELECOMMUNICATIONS — 2.64%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)[a]	625	601,272
Cisco Systems Inc.
3.50%, 06/15/25[a]	100	104,552
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	50	48,756

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	$100	$99,295

		853,875

TRANSPORTATION — 1.74%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (Call 06/01/25)	75	76,426
7.00%, 12/15/25	50	63,871
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,662
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	100	98,437
FedEx Corp.
3.20%, 02/01/25	125	122,312
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	153,546

		562,254

WATER — 0.14%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	45	46,387

		46,387

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,952,066)		31,670,889

SHORT-TERM INVESTMENTS — 17.49%

MONEY MARKET FUNDS — 17.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%b,d,e,	4,854	4,853,923
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	462	461,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	339	338,503

		5,654,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,654,163)		5,654,163

TOTAL INVESTMENTS IN SECURITIES — 115.48%
(Cost: $37,606,229)		37,325,052
Other Assets, Less Liabilities — (15.48)%		(5,003,537)

NET ASSETS — 100.00%		$32,321,515

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

245

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 17.79%

AGRICULTURE — 0.11%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$75	$75,246

		75,246
BANKS — 9.26%
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,022
Bank of America Corp.
3.63%, 03/17/16	675	677,365
Bank of Nova Scotia (The)
0.95%, 03/15/16	150	150,059
2.90%, 03/29/16	575	576,905
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)[a]	400	400,380
BNP Paribas SA
3.60%, 02/23/16	500	500,792
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	1,000	1,000,290
JPMorgan Chase & Co.
1.13%, 02/26/16	260	260,087
3.45%, 03/01/16	600	601,085
Morgan Stanley
1.75%, 02/25/16	350	350,240
Royal Bank of Canada
0.85%, 03/08/16[a]	375	375,113
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	450	451,863
State Street Corp.
2.88%, 03/07/16	250	250,556
U.S. Bancorp.
3.44%, 02/01/16	225	225,000

		6,069,757
CHEMICALS — 0.16%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	105,048

		105,048
ELECTRIC — 0.12%
TECO Finance Inc.
4.00%, 03/15/16	75	75,263

		75,263
FOOD — 0.61%
Mondelez International Inc.
4.13%, 02/09/16	400	400,218

		400,218
HEALTH CARE — SERVICES — 0.23%
UnitedHealth Group Inc.
5.38%, 03/15/16	150	150,812

		150,812

Security	Principal (000s)	Value
LEISURE TIME — 0.15%
Carnival Corp.
1.20%, 02/05/16	$100	$100,002

		100,002
MINING — 0.15%
BHP Billiton Finance USA Ltd.
7.25%, 03/01/16	100	100,469

		100,469
OFFICE & BUSINESS EQUIPMENT — 0.23%
Xerox Corp.
6.40%, 03/15/16	150	150,886

		150,886
OIL & GAS — 1.30%
BP Capital Markets PLC
3.20%, 03/11/16	300	300,834
Marathon Petroleum Corp.
3.50%, 03/01/16	100	100,133
Noble Holding International Ltd.
3.05%, 03/01/16	100	99,369
Total Capital SA
2.30%, 03/15/16	350	350,592

		850,928
PHARMACEUTICALS — 1.64%
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	375	375,043
McKesson Corp.
3.25%, 03/01/16[a]	100	100,184
Sanofi
2.63%, 03/29/16	300	300,989
Wyeth LLC
5.50%, 02/15/16	150	150,246
Zoetis Inc.
1.15%, 02/01/16	150	150,000

		1,076,462
PIPELINES — 0.84%
Enterprise Products Operating LLC
3.20%, 02/01/16	400	400,000
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	50,084
ONEOK Partners LP
3.25%, 02/01/16[a]	100	100,000

		550,084
REAL ESTATE INVESTMENT TRUSTS — 0.50%
ERP Operating LP
5.13%, 03/15/16	150	150,709

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
HCP Inc.
3.75%, 02/01/16	$100	$100,000
Welltower Inc.
3.63%, 03/15/16	75	75,202

		325,911
RETAIL — 0.77%
Home Depot Inc. (The)
5.40%, 03/01/16	500	501,906

		501,906
SOFTWARE — 0.15%
Microsoft Corp.
2.50%, 02/08/16	100	100,029

		100,029
TELECOMMUNICATIONS — 1.57%
Cisco Systems Inc.
5.50%, 02/22/16	575	576,763
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	151,034
Telefonica Emisiones SAU
3.99%, 02/16/16	300	300,304

		1,028,101

TOTAL CORPORATE BONDS & NOTES (Cost: $11,662,189)		11,661,122

INVESTMENT COMPANIES — 11.46%
iShares iBonds Mar 2016 Corporate ex-Financials ETF[b]	76	7,509,230

TOTAL INVESTMENT COMPANIES (Cost: $7,504,435)		7,509,230

SHORT-TERM INVESTMENTS — 71.49%

MONEY MARKET FUNDS — 71.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	601	600,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	57	57,147

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	46,194	$46,194,059

		46,851,954

TOTAL SHORT-TERM INVESTMENTS (Cost: $46,851,954)		46,851,954

TOTAL INVESTMENTS IN SECURITIES — 100.74% (Cost: $66,018,578)		66,022,306
Other Assets, Less Liabilities — (0.74)%		(486,470)

NET ASSETS — 100.00%		$65,535,836

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

247

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 21.88%

AGRICULTURE — 0.16%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$57	$57,187

		57,187
AUTO MANUFACTURERS — 0.43%
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,002

		150,002
BEVERAGES — 0.76%
PepsiCo Inc.
0.70%, 02/26/16	264	264,010

		264,010
CHEMICALS — 0.96%
Dow Chemical Co. (The)
2.50%, 02/15/16	119	119,055
Praxair Inc.
0.75%, 02/21/16	214	214,006

		333,061
DIVERSIFIED FINANCIAL SERVICES — 0.43%
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	150,275

		150,275
ELECTRIC — 0.27%
Union Electric Co.
5.40%, 02/01/16	95	95,000

		95,000
ELECTRONICS — 0.43%
Honeywell International Inc.
5.40%, 03/15/16	150	150,832

		150,832
FOOD — 0.72%
Mondelez International Inc.
4.13%, 02/09/16	150	150,082
Unilever Capital Corp.
2.75%, 02/10/16	100	100,041

		250,123
GAS — 0.22%
Questar Corp.
2.75%, 02/01/16	76	76,000

		76,000

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.22%
Medtronic Inc.
2.63%, 03/15/16	$76	$76,169

		76,169
LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	38	38,001

		38,001
MACHINERY — 0.86%
Caterpillar Financial Services Corp.
0.70%, 02/26/16	300	300,020

		300,020
OFFICE & BUSINESS EQUIPMENT — 0.11%
Xerox Corp.
6.40%, 03/15/16	38	38,224

		38,224
OIL & GAS — 3.54%
BP Capital Markets PLC
3.20%, 03/11/16	514	515,429
EOG Resources Inc.
2.50%, 02/01/16	188	188,000
Marathon Petroleum Corp.
3.50%, 03/01/16	114	114,152
Occidental Petroleum Corp.
2.50%, 02/01/16	226	226,000
Total Capital SA
2.30%, 03/15/16	188	188,318

		1,231,899
PHARMACEUTICALS — 4.73%
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16[a]	588	588,067
Sanofi
2.63%, 03/29/16	700	702,307
Wyeth LLC
5.50%, 02/15/16	338	338,554
Zoetis Inc.
1.15%, 02/01/16	19	19,000

		1,647,928
PIPELINES — 0.72%
Enterprise Products Operating LLC
3.20%, 02/01/16	76	76,000
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	38	38,064

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
ONEOK Partners LP
3.25%, 02/01/16[a]	$138	$138,000

		252,064
RETAIL — 2.59%
Home Depot Inc. (The)
5.40%, 03/01/16	900	903,432

		903,432
SOFTWARE — 0.54%
Microsoft Corp.
2.50%, 02/08/16[a]	188	188,055

		188,055
TELECOMMUNICATIONS — 3.97%
Cisco Systems Inc.
5.50%, 02/22/16	1,038	1,041,181
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	151,034
Juniper Networks Inc.
3.10%, 03/15/16	76	76,180
Telefonica Emisiones SAU
3.99%, 02/16/16	114	114,116

		1,382,511
TRANSPORTATION — 0.11%
Ryder System Inc.
3.60%, 03/01/16	38	38,085

		38,085

TOTAL CORPORATE BONDS & NOTES (Cost: $7,621,902)		7,622,878

SHORT-TERM INVESTMENTS — 79.21%

MONEY MARKET FUNDS — 79.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	451	451,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	43	42,921

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	27,094	$27,093,770

		27,587,885

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,587,885)		27,587,885

TOTAL INVESTMENTS IN SECURITIES — 101.09% (Cost: $35,209,787)		35,210,763
Other Assets, Less Liabilities — (1.09)%		(380,608)

NET ASSETS — 100.00%		$34,830,155

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

249

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 91.71%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$99,938

		99,938
AEROSPACE & DEFENSE — 0.73%
General Dynamics Corp.
1.00%, 11/15/17	150	149,908
L-3 Communications Corp.
1.50%, 05/28/17	150	147,989
United Technologies Corp.
1.80%, 06/01/17	300	302,433
5.38%, 12/15/17	100	107,445

		707,775
AGRICULTURE — 0.72%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	80	86,165
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	75,718
Philip Morris International Inc.
1.13%, 08/21/17	400	400,495
Reynolds American Inc.
2.30%, 08/21/17[a]	50	50,432
6.75%, 06/15/17	75	79,760

		692,570
AUTO MANUFACTURERS — 2.64%
American Honda Finance Corp.
0.95%, 05/05/17	450	448,681
1.20%, 07/14/17	100	99,879
1.55%, 12/11/17	300	300,632
General Motors Financial Co. Inc.
4.75%, 08/15/17	400	410,540
PACCAR Financial Corp.
1.45%, 03/09/18	350	349,388
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,077
1.38%, 01/10/18[a]	600	599,889
1.45%, 01/12/18	100	100,125
1.75%, 05/22/17	100	100,862

		2,560,073
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,253

		99,253
BANKS — 32.73%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	250	250,051
1.50%, 01/16/18	250	249,450
Bank of America Corp.
1.70%, 08/25/17	600	599,402
2.00%, 01/11/18	850	848,634
5.70%, 05/02/17	250	261,747
5.75%, 12/01/17	600	638,220
6.00%, 09/01/17	450	478,165

Security	Principal (000s)	Value
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	$250	$250,222
1.40%, 09/11/17	250	250,060
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	373,576
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	300,053
1.38%, 12/18/17 (Call 11/18/17)	350	349,484
Barclays PLC
2.00%, 03/16/18	500	498,915
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,774
1.60%, 08/15/17 (Call 07/14/17)	100	100,166
BNP Paribas SA
2.38%, 09/14/17	300	303,774
BPCE SA
1.63%, 01/26/18	250	249,225
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,464
1.35%, 10/01/17 (Call 09/01/17)	250	249,570
Capital One Financial Corp.
6.75%, 09/15/17	150	161,351
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	248,612
1.65%, 02/05/18 (Call 01/05/18)	500	496,230
Citigroup Inc.
1.55%, 08/14/17	900	897,763
1.85%, 11/24/17	250	249,977
6.00%, 08/15/17	100	106,291
6.13%, 11/21/17	850	912,874
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	249,691
1.90%, 09/18/17	500	503,009
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	248,236
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,340
CorpBanca SA
3.13%, 01/15/18	200	197,260
Credit Suisse AG/New York NY
1.38%, 05/26/17	1,100	1,095,568
6.00%, 02/15/18	190	204,378
Deutsche Bank AG/London
1.35%, 05/30/17	450	446,851
1.88%, 02/13/18	500	494,971
6.00%, 09/01/17	375	398,047
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	198,642
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,054,450
5.95%, 01/18/18	100	107,359
6.25%, 09/01/17	650	692,256
HSBC USA Inc.
1.30%, 06/23/17[a]	100	99,540
1.50%, 11/13/17	300	299,029
1.63%, 01/16/18	300	299,082
1.70%, 03/05/18	350	350,109

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	$250	$248,563
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	256,747
JPMorgan Chase & Co.
Series H
1.70%, 03/01/18 (Call 02/01/18)	150	149,863
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	801,668
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	249,831
Lloyds Bank PLC
1.75%, 03/16/18	400	400,126
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,691
Morgan Stanley
5.95%, 12/28/17	800	857,543
Series F
5.55%, 04/27/17	600	628,679
MUFG Union Bank N.A.
2.13%, 06/16/17	250	251,829
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,198
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	249,421
6.00%, 12/07/17[b]	250	267,902
Royal Bank of Canada
1.00%, 04/27/17	125	124,640
1.25%, 06/16/17	250	250,052
1.40%, 10/13/17	250	249,854
1.50%, 01/16/18	250	249,834
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	248,416
Societe Generale SA
2.75%, 10/12/17	250	253,804
State Street Corp.
4.96%, 03/15/18	150	157,773
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	248,824
1.75%, 01/16/18	250	249,786
1.80%, 07/18/17	250	250,415
SunTrust Banks Inc.
6.00%, 09/11/17	150	159,500
Svenska Handelsbanken AB
1.63%, 03/21/18	500	499,374
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	249,660
1.63%, 03/13/18	400	400,333
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	250	251,538
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,831
1.38%, 09/11/17 (Call 08/11/17)	250	250,416
UBS AG/Stamford CT
1.38%, 06/01/17	250	248,982
1.38%, 08/14/17	500	497,662
1.80%, 03/26/18	500	499,633
5.88%, 12/20/17[a]	500	539,698
Wachovia Corp.
5.75%, 02/01/18	800	863,701

Security	Principal (000s)	Value
Wells Fargo & Co.
1.15%, 06/02/17	$150	$149,832
1.50%, 01/16/18	900	899,401
5.63%, 12/11/17	650	697,342
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	269,018
Westpac Banking Corp.
1.20%, 05/19/17	150	149,836
1.50%, 12/01/17	500	499,686
1.60%, 01/12/18	350	349,969

		31,706,739
BEVERAGES — 1.96%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	80,421
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	400	397,196
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	250	250,145
Coca-Cola Co. (The)
1.65%, 03/14/18	250	253,216
Diageo Capital PLC
1.50%, 05/11/17	250	250,521
5.75%, 10/23/17	250	267,895
PepsiCo Inc.
1.13%, 07/17/17	250	250,146
1.25%, 08/13/17	150	150,308

		1,899,848
BIOTECHNOLOGY — 0.79%
Amgen Inc.
1.25%, 05/22/17	250	249,564
2.13%, 05/15/17	250	252,515
Biogen Inc.
6.88%, 03/01/18	100	109,607
Celgene Corp.
1.90%, 08/15/17	150	150,716

		762,402
CHEMICALS — 1.06%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,606
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	99,533
Eastman Chemical Co.
2.40%, 06/01/17	250	251,521
Ecolab Inc.
1.45%, 12/08/17	75	74,544
1.55%, 01/12/18	150	148,902
Monsanto Co.
1.15%, 06/30/17	150	149,196
RPM International Inc.
6.50%, 02/15/18	100	107,005
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,386

		1,029,693
COMMERCIAL SERVICES — 0.21%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	99,459

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Western Union Co. (The)
2.88%, 12/10/17	$100	$101,158

		200,617
COMPUTERS — 2.59%
Apple Inc.
0.90%, 05/12/17	100	99,956
1.05%, 05/05/17[a]	350	350,724
Computer Sciences Corp.
6.50%, 03/15/18	150	162,371
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	500	500,937
International Business Machines Corp.
1.13%, 02/06/18	100	99,526
5.70%, 09/14/17	1,050	1,124,756
NetApp Inc.
2.00%, 12/15/17	175	174,409

		2,512,679
DIVERSIFIED FINANCIAL SERVICES — 7.77%
Air Lease Corp.
5.63%, 04/01/17	50	51,763
American Express Co.
6.15%, 08/28/17	600	640,491
7.00%, 03/19/18	600	663,866
American Express Credit Corp.
1.13%, 06/05/17	300	298,370
1.55%, 09/22/17	150	150,109
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	1,050	1,154,619
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	590,798
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	375	375,488
6.38%, 09/01/17[a]	100	107,837
Discover Financial Services
6.45%, 06/12/17	150	158,338
Ford Motor Credit Co. LLC
1.72%, 12/06/17[a]	200	196,913
2.15%, 01/09/18	300	297,240
2.38%, 01/16/18	700	696,550
3.00%, 06/12/17	200	201,773
General Electric Capital Corp.
2.30%, 04/27/17	450	456,709
5.63%, 09/15/17[a]	1,045	1,119,323
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	214,114
NYSE Holdings LLC
2.00%, 10/05/17	150	150,977

		7,525,278
ELECTRIC — 3.64%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	99,570
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	104,216
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	248,681

Security	Principal (000s)	Value
CMS Energy Corp.
5.05%, 02/15/18	$75	$79,876
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	74,535
Duke Energy Corp.
1.63%, 08/15/17	200	200,286
Edison International
3.75%, 09/15/17	75	77,464
Exelon Corp.
1.55%, 06/09/17	250	249,565
Exelon Generation Co. LLC
6.20%, 10/01/17	75	79,788
Kansas City Power & Light Co.
6.38%, 03/01/18	450	490,536
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	125	124,764
NiSource Finance Corp.
6.40%, 03/15/18	180	196,039
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	157,350
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	80,153
PECO Energy Co.
5.35%, 03/01/18	250	269,080
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	450	449,140
Southern Co. (The)
1.30%, 08/15/17	100	99,307
TransAlta Corp.
1.90%, 06/03/17	250	234,375
Virginia Electric & Power Co.
5.95%, 09/15/17	200	214,726

		3,529,451
ELECTRONICS — 1.12%
Amphenol Corp.
1.55%, 09/15/17	100	99,626
Honeywell International Inc.
5.30%, 03/01/18	375	406,257
Koninklijke Philips NV
5.75%, 03/11/18	400	429,258
Tech Data Corp.
3.75%, 09/21/17	50	50,928
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,030

		1,086,099
ENVIRONMENTAL CONTROL — 0.11%
Waste Management Inc.
6.10%, 03/15/18	100	109,121

		109,121
FOOD — 1.90%
Campbell Soup Co.
3.05%, 07/15/17[a]	100	102,100
ConAgra Foods Inc.
1.90%, 01/25/18	225	223,764

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
General Mills Inc.
1.40%, 10/20/17	$300	$299,214
JM Smucker Co. (The)
1.75%, 03/15/18	100	99,928
Kraft Foods Group Inc.
2.25%, 06/05/17	125	126,101
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	400	399,806
Kroger Co. (The)
6.40%, 08/15/17	100	107,291
Mondelez International Inc.
6.13%, 02/01/18	105	113,591
Sysco Corp.
5.25%, 02/12/18	250	267,459
Unilever Capital Corp.
0.85%, 08/02/17	100	99,726

		1,838,980
HEALTH CARE — PRODUCTS — 1.20%
Becton Dickinson and Co.
1.45%, 05/15/17	100	99,892
1.80%, 12/15/17	400	401,581
Covidien International Finance SA
6.00%, 10/15/17	175	189,028
CR Bard Inc.
1.38%, 01/15/18	75	74,412
Medtronic Inc.
1.50%, 03/15/18	300	301,034
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	100	99,500

		1,165,447
HEALTH CARE — SERVICES — 1.33%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	149,776
Anthem Inc.
1.88%, 01/15/18	105	105,182
5.88%, 06/15/17	200	211,457
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	100,452
UnitedHealth Group Inc.
1.40%, 12/15/17	450	450,126
6.00%, 02/15/18	250	272,059

		1,289,052
HOUSEHOLD PRODUCTS & WARES — 0.22%
Clorox Co. (The)
5.95%, 10/15/17	100	107,227
Kimberly-Clark Corp.
6.13%, 08/01/17	100	107,479

		214,706
HOUSEWARES — 0.10%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	98,959

		98,959

Security	Principal (000s)	Value
INSURANCE — 2.05%
American International Group Inc.
5.85%, 01/16/18	$250	$266,974
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	251,644
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	301,585
Kemper Corp.
6.00%, 05/15/17	100	104,038
MetLife Inc.
1.76%, 12/15/17	375	375,860
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,342
Prudential Financial Inc.
Series D
6.00%, 12/01/17	405	433,744
Voya Financial Inc.
2.90%, 02/15/18	150	152,128

		1,986,315
INTERNET — 0.88%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	198,924
Amazon.com Inc.
1.20%, 11/29/17	150	149,582
Baidu Inc.
2.25%, 11/28/17	200	200,976
eBay Inc.
1.35%, 07/15/17	200	199,042
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	99,952

		848,476
LEISURE TIME — 0.10%
Carnival Corp.
1.88%, 12/15/17	100	100,349

		100,349
LODGING — 0.10%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	99,929

		99,929
MACHINERY — 1.40%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	249,792
Series G
1.25%, 11/06/17[a]	250	249,458
John Deere Capital Corp.
1.20%, 10/10/17	250	249,480
1.55%, 12/15/17	300	300,747
2.80%, 09/18/17	150	153,655
Roper Technologies Inc.
1.85%, 11/15/17	150	149,645

		1,352,777

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
MANUFACTURING — 1.36%
3M Co.
1.00%, 06/26/17	$100	$100,161
Eaton Corp.
1.50%, 11/02/17	250	248,776
General Electric Co.
5.25%, 12/06/17	800	856,952
Tyco Electronics Group SA
6.55%, 10/01/17	100	107,616

		1,313,505
MEDIA — 1.93%
Comcast Corp.
5.88%, 02/15/18	155	168,780
6.30%, 11/15/17	250	271,168
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	249,595
Thomson Reuters Corp.
1.65%, 09/29/17	100	99,780
Time Warner Cable Inc.
5.85%, 05/01/17	425	443,552
Viacom Inc.
3.50%, 04/01/17	125	126,881
6.13%, 10/05/17	100	105,942
Walt Disney Co. (The)
1.10%, 12/01/17	400	400,256

		1,865,954
METAL FABRICATE & HARDWARE — 0.46%
Precision Castparts Corp.
1.25%, 01/15/18	450	448,404

		448,404
MINING — 0.81%
Freeport-McMoRan Inc.
2.38%, 03/15/18	475	296,875
Goldcorp Inc.
2.13%, 03/15/18	100	97,041
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	400	389,419

		783,335
OFFICE & BUSINESS EQUIPMENT — 0.18%
Pitney Bowes Inc.
5.75%, 09/15/17	162	170,620

		170,620
OIL & GAS — 5.34%
Anadarko Petroleum Corp.
6.38%, 09/15/17	405	404,965
BP Capital Markets PLC
1.38%, 11/06/17	250	247,369
1.67%, 02/13/18	350	347,153
1.85%, 05/05/17	150	150,486
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	134,967
5.70%, 05/15/17	300	297,829
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	297,118

Security	Principal (000s)	Value
1.35%, 11/15/17[a]	$300	$298,736
1.37%, 03/02/18	350	347,005
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	175	167,954
Exxon Mobil Corp.
1.31%, 03/06/18	600	597,782
Marathon Oil Corp.
6.00%, 10/01/17	200	183,000
Murphy Oil Corp.
2.50%, 12/01/17	100	81,500
Nabors Industries Inc.
6.15%, 02/15/18	200	188,000
Phillips 66
2.95%, 05/01/17	325	329,656
Rowan Companies Inc.
5.00%, 09/01/17	94	82,720
Shell International Finance BV
1.13%, 08/21/17	200	197,985
1.25%, 11/10/17	250	249,193
Southwestern Energy Co.
3.30%, 01/23/18	75	58,500
7.50%, 02/01/18	100	82,500
Total Capital Canada Ltd.
1.45%, 01/15/18	350	347,093
Valero Energy Corp.
6.13%, 06/15/17	75	78,192

		5,169,703
OIL & GAS SERVICES — 0.10%
FMC Technologies Inc.
2.00%, 10/01/17[a]	100	96,112

		96,112
PHARMACEUTICALS — 4.77%
AbbVie Inc.
1.75%, 11/06/17	800	801,038
Actavis Funding SCS
2.35%, 03/12/18	900	905,836
Actavis Inc.
1.88%, 10/01/17	250	249,959
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,511
AstraZeneca PLC
5.90%, 09/15/17	450	482,476
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	100	99,615
Cardinal Health Inc.
1.70%, 03/15/18	100	99,928
Express Scripts Holding Co.
1.25%, 06/02/17	250	248,897
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	301,566
Johnson & Johnson
1.13%, 11/21/17	100	100,429
5.55%, 08/15/17	200	214,070
McKesson Corp.
1.40%, 03/15/18	75	74,479
Medco Health Solutions Inc.
7.13%, 03/15/18	175	192,905

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18	$300	$299,855
Pfizer Inc.
1.10%, 05/15/17	350	350,068
Zoetis Inc.
1.88%, 02/01/18	100	99,301

		4,619,933
PIPELINES — 1.19%
Buckeye Partners LP
6.05%, 01/15/18	50	49,246
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	104,721
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	278,698
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	284,941
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	187,140
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	101,414
TransCanada PipeLines Ltd.
1.88%, 01/12/18	150	147,570

		1,153,730
REAL ESTATE INVESTMENT TRUSTS — 1.71%
American Tower Corp.
4.50%, 01/15/18	275	286,585
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	52,701
HCP Inc.
6.70%, 01/30/18	155	168,764
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	105,914
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	78,080
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	300,368
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,556
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	204,858
Welltower Inc.
2.25%, 03/15/18	305	306,039

		1,654,865
RETAIL — 3.02%
Costco Wholesale Corp.
1.13%, 12/15/17	400	400,668
CVS Health Corp.
5.75%, 06/01/17	400	422,708
Dollar General Corp.
4.13%, 07/15/17	100	103,348
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	100	100,545
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	107,352

Security	Principal (000s)	Value
McDonald’s Corp.
5.35%, 03/01/18	$250	$268,412
Nordstrom Inc.
6.25%, 01/15/18	100	108,847
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	49,639
Target Corp.
5.38%, 05/01/17	300	316,589
6.00%, 01/15/18	100	108,975
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	315,745
5.80%, 02/15/18	300	327,810
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	297,715

		2,928,353
SEMICONDUCTORS — 0.57%
Altera Corp.
1.75%, 05/15/17	100	100,592
Intel Corp.
1.35%, 12/15/17	450	451,790

		552,382
SOFTWARE — 0.75%
Autodesk Inc.
1.95%, 12/15/17	100	99,118
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	101,092
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,224
Microsoft Corp.
0.88%, 11/15/17	100	99,806
Oracle Corp.
1.20%, 10/15/17	350	350,975

		725,215
TELECOMMUNICATIONS — 2.95%
AT&T Inc.
1.40%, 12/01/17[a]	600	597,896
5.50%, 02/01/18	450	480,412
British Telecommunications PLC
5.95%, 01/15/18	200	215,377
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	99,878
Qwest Corp.
6.50%, 06/01/17	100	105,000
Telefonica Emisiones SAU
6.22%, 07/03/17	125	132,387
Verizon Communications Inc.
1.35%, 06/09/17	750	748,647
5.50%, 02/15/18	75	80,586
Vodafone Group PLC
1.50%, 02/19/18	400	395,727

		2,855,910
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
1.70%, 03/15/18	100	99,000

		99,000

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.75%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	$100	$105,201
5.75%, 03/15/18	125	135,139
CSX Corp.
6.25%, 03/15/18	100	109,147
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	75,022
United Parcel Service Inc.
1.13%, 10/01/17	300	300,298

		724,807
WATER — 0.17%
American Water Capital Corp.
6.09%, 10/15/17	150	160,259

		160,259

TOTAL CORPORATE BONDS & NOTES (Cost: $89,389,713)		88,838,613

INVESTMENT COMPANIES — 5.21%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	51	5,049,000

TOTAL INVESTMENT COMPANIES (Cost: $4,980,452)		5,049,000

SHORT-TERM INVESTMENTS — 5.90%

MONEY MARKET FUNDS — 5.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	3,198	3,198,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	304	304,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	2,215	2,215,476

		5,718,199

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,718,199)		5,718,199

TOTAL INVESTMENTS IN SECURITIES — 102.82% (Cost: $100,088,364)		99,605,812
Other Assets, Less Liabilities — (2.82)%		(2,734,393)

NET ASSETS — 100.00%		$96,871,419

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

256

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.97%

AEROSPACE & DEFENSE — 2.79%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,448,111
United Technologies Corp.
1.80%, 06/01/17	3,601	3,630,212

		5,078,323
AGRICULTURE — 1.94%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,077	1,160,002
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	208	209,992
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,026,268
1.25%, 08/11/17	1,000	1,003,257
Reynolds American Inc.
6.75%, 06/15/17	129	137,186

		3,536,705
AUTO MANUFACTURERS — 4.09%
American Honda Finance Corp.
0.95%, 05/05/17	1,000	997,069
1.20%, 07/14/17	500	499,393
1.50%, 03/13/18	500	498,603
1.55%, 12/11/17	1,300	1,302,740
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,835,942
1.38%, 01/10/18[a]	251	250,954
1.45%, 01/12/18	500	500,626
1.75%, 05/22/17	1,550	1,563,356

		7,448,683
BEVERAGES — 6.83%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	1,593	1,581,832
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,374	2,375,376
Beam Suntory Inc.
1.88%, 05/15/17	409	409,206
Brown-Forman Corp.
1.00%, 01/15/18	574	567,236
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,613,496
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,861,950
5.75%, 10/23/17	165	176,810
PepsiCo Inc.
1.13%, 07/17/17	1,000	1,000,584
1.25%, 08/13/17	1,837	1,840,771

		12,427,261
BIOTECHNOLOGY — 0.50%
Amgen Inc.
2.13%, 05/15/17	904	913,094

		913,094

Security	Principal (000s)	Value
CHEMICALS — 2.13%
Eastman Chemical Co.
2.40%, 06/01/17	$373	$375,270
Ecolab Inc.
1.45%, 12/08/17	409	406,515
Monsanto Co.
1.15%, 06/30/17	450	447,587
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	586	595,033
Praxair Inc.
1.05%, 11/07/17	940	933,712
Rohm & Haas Co.
6.00%, 09/15/17	109	115,770
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	996,836

		3,870,723
COMMERCIAL SERVICES — 0.33%
Catholic Health Initiatives
1.60%, 11/01/17	185	185,047
Western Union Co. (The)
2.88%, 12/10/17	409	413,736

		598,783
COMPUTERS — 4.05%
Apple Inc.
0.90%, 05/12/17	500	499,779
1.05%, 05/05/17	1,750	1,753,619
Computer Sciences Corp.
6.50%, 03/15/18	373	403,763
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	500	500,937
International Business Machines Corp.
1.25%, 02/08/18[a]	1,550	1,546,475
5.70%, 09/14/17	2,289	2,451,969
NetApp Inc.
2.00%, 12/15/17	208	207,298

		7,363,840
DIVERSIFIED FINANCIAL SERVICES — 2.89%
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	493,745
3.00%, 06/12/17	800	807,092
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	998,357
5.45%, 04/10/17	409	430,327
5.45%, 02/01/18	495	529,932
Visa Inc.
1.20%, 12/14/17	2,000	2,002,409

		5,261,862

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
ELECTRIC — 6.89%
Alabama Power Co.
5.50%, 10/15/17	$129	$137,221
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	492,871
Commonwealth Edison Co.
5.80%, 03/15/18	208	225,969
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	409	406,464
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	138,364
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,606,294
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,063,840
Georgia Power Co.
Series B
5.70%, 06/01/17	458	482,810
MidAmerican Energy Co.
5.30%, 03/15/18	904	972,731
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	998,110
NiSource Finance Corp.
6.40%, 03/15/18	409	445,443
Northern States Power Co./MN
5.25%, 03/01/18	983	1,054,346
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	91,909
PECO Energy Co.
5.35%, 03/01/18	1,227	1,320,645
Pennsylvania Electric Co.
6.05%, 09/01/17	86	90,857
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	500	499,045
Southern Co. (The)
1.30%, 08/15/17	500	496,535
Union Electric Co.
6.40%, 06/15/17	129	137,524
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,869,190

		12,530,168
ELECTRONICS — 1.89%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,461,443
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,886,589
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,025

		3,434,057
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17	287	287,863

		287,863

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.25%
Waste Management Inc.
6.10%, 03/15/18	$409	$446,305

		446,305
FOOD — 1.95%
ConAgra Foods Inc.
1.90%, 01/25/18	452	449,516
Kellogg Co.
1.75%, 05/17/17	409	410,908
Kraft Foods Group Inc.
2.25%, 06/05/17	373	376,286
Kroger Co. (The)
6.40%, 08/15/17	86	92,271
Mondelez International Inc.
6.13%, 02/01/18	409	442,465
6.50%, 08/11/17	452	485,046
Sysco Corp.
5.25%, 02/12/18	665	711,442
Unilever Capital Corp.
0.85%, 08/02/17	574	572,425

		3,540,359
GAS — 0.28%
Sempra Energy
2.30%, 04/01/17	500	503,824

		503,824
HEALTH CARE — PRODUCTS — 2.22%
Becton Dickinson and Co.
1.80%, 12/15/17	500	501,976
Covidien International Finance SA
6.00%, 10/15/17	330	356,453
CR Bard Inc.
1.38%, 01/15/18	674	668,717
Medtronic Inc.
1.50%, 03/15/18	2,500	2,508,617

		4,035,763
HOUSEHOLD PRODUCTS & WARES — 0.44%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	794,273

		794,273
HOUSEWARES — 0.11%
Newell Rubbermaid Inc.
2.05%, 12/01/17	208	205,835

		205,835
INTERNET — 2.28%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,000	994,623
Amazon.com Inc.
1.20%, 11/29/17	495	493,621
Baidu Inc.
2.25%, 11/28/17	900	904,391

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
eBay Inc.
1.35%, 07/15/17	$1,349	$1,342,535
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	408,804

		4,143,974
IRON & STEEL — 0.26%
Nucor Corp.
5.75%, 12/01/17	452	476,192

		476,192
LEISURE TIME — 0.16%
Carnival Corp.
1.88%, 12/15/17	287	288,001

		288,001
MACHINERY — 4.37%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	750	749,374
1.30%, 03/01/18	1,471	1,465,147
1.63%, 06/01/17	1,104	1,110,701
Series G
1.25%, 11/06/17[a]	287	286,378
John Deere Capital Corp.
1.20%, 10/10/17	458	457,047
1.30%, 03/12/18	1,471	1,463,237
1.35%, 01/16/18	500	499,378
1.55%, 12/15/17	1,000	1,002,489
2.80%, 09/18/17	617	632,035
Roper Technologies Inc.
1.85%, 11/15/17	287	286,322

		7,952,108
MANUFACTURING — 3.51%
3M Co.
1.00%, 06/26/17	1,161	1,162,863
Danaher Corp.
5.63%, 01/15/18	86	93,011
Eaton Corp.
1.50%, 11/02/17	574	571,189
General Electric Co.
5.25%, 12/06/17	3,936	4,216,205
Pentair Finance SA
1.88%, 09/15/17	336	333,553

		6,376,821
MEDIA — 3.74%
CBS Corp.
1.95%, 07/01/17	287	287,260
Comcast Corp.
5.88%, 02/15/18	409	445,362
6.30%, 11/15/17	2,589	2,808,214
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	373	372,396
Time Warner Cable Inc.
5.85%, 05/01/17	287	299,528
Viacom Inc.
3.50%, 04/01/17	287	291,319

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.10%, 12/01/17	$2,289	$2,290,463

		6,794,542
METAL FABRICATE & HARDWARE — 0.67%
Precision Castparts Corp.
1.25%, 01/15/18	1,227	1,222,647

		1,222,647
MINING — 1.18%
Goldcorp Inc.
2.13%, 03/15/18	500	485,206
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	1,715	1,669,635

		2,154,841
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,851

		16,851
OIL & GAS — 11.35%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,270	1,269,892
BP Capital Markets PLC
1.38%, 11/06/17[a]	2,203	2,179,819
1.67%, 02/13/18	500	495,933
1.85%, 05/05/17	787	789,552
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	569,846
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,430,428
1.34%, 11/09/17	250	248,952
1.35%, 11/15/17[a]	500	497,893
1.37%, 03/02/18[a]	1,000	991,442
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,218,865
EOG Resources Inc.
5.88%, 09/15/17	330	347,401
Exxon Mobil Corp.
1.31%, 03/06/18	2,000	1,992,605
Marathon Oil Corp.
5.90%, 03/15/18	287	258,300
Murphy Oil Corp.
2.50%, 12/01/17	409	333,335
Nabors Industries Inc.
6.15%, 02/15/18	208	195,520
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	521,186
Phillips 66
2.95%, 05/01/17	452	458,476
Shell International Finance BV
1.13%, 08/21/17	1,306	1,292,840
1.25%, 11/10/17[a]	1,000	996,772
Southwestern Energy Co.
7.50%, 02/01/18	129	106,425
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,622,410

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
Total Capital International SA
1.55%, 06/28/17[a]	$1,471	$1,471,309
Valero Energy Corp.
6.13%, 06/15/17	86	89,660
XTO Energy Inc.
6.25%, 08/01/17	250	268,384

		20,647,245
OIL & GAS SERVICES — 0.24%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	432,140

		432,140
PHARMACEUTICALS — 8.65%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,069,386
Actavis Funding SCS
2.35%, 03/12/18	500	503,242
Actavis Inc.
1.88%, 10/01/17	373	372,938
Allergan Inc./U.S.
1.35%, 03/15/18	287	282,644
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,475,638
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	1,025	1,021,055
Cardinal Health Inc.
1.70%, 03/15/18	409	408,704
Eli Lilly & Co.
1.25%, 03/01/18	500	500,671
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,423,583
Johnson & Johnson
5.55%, 08/15/17	1,684	1,802,471
McKesson Corp.
1.40%, 03/15/18[a]	409	406,159
Medco Health Solutions Inc.
7.13%, 03/15/18	531	585,330
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,715	1,714,171
Pfizer Inc.
1.10%, 05/15/17	500	500,097
4.65%, 03/01/18	251	268,308
Wyeth LLC
5.45%, 04/01/17	983	1,033,189
Zoetis Inc.
1.88%, 02/01/18	373	370,391

		15,737,977
PIPELINES — 1.35%
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	409	428,310
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	916,157
Questar Pipeline Co.
5.83%, 02/01/18	129	137,761
TransCanada PipeLines Ltd.
1.63%, 11/09/17	500	490,035

Security	Principal (000s)	Value
1.88%, 01/12/18	$500	$491,901

		2,464,164
RETAIL — 7.28%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,430,386
CVS Health Corp.
5.75%, 06/01/17	452	477,659
Dollar General Corp.
4.13%, 07/15/17[a]	409	422,691
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,190,455
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,271,200
5.80%, 10/15/17	983	1,052,430
Nordstrom Inc.
6.25%, 01/15/18	287	312,390
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	409	406,047
Target Corp.
5.38%, 05/01/17	100	105,530
6.00%, 01/15/18	2,490	2,713,483
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	828,305
5.80%, 02/15/18	2,325	2,540,528
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[a]	500	496,191

		13,247,295
SEMICONDUCTORS — 2.44%
Altera Corp.
1.75%, 05/15/17	574	577,401
Intel Corp.
1.35%, 12/15/17	3,839	3,854,267

		4,431,668
SOFTWARE — 2.55%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	290,134
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	98,966
Microsoft Corp.
0.88%, 11/15/17[a]	1,148	1,145,773
Oracle Corp.
1.20%, 10/15/17	3,100	3,108,639

		4,643,512
TELECOMMUNICATIONS — 4.27%
America Movil SAB de CV
5.63%, 11/15/17[a]	775	823,614
AT&T Inc.
1.40%, 12/01/17[a]	1,392	1,387,118
1.70%, 06/01/17[a]	1,062	1,064,303
5.50%, 02/01/18	550	587,170
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	494,395
Telefonica Emisiones SAU
6.22%, 07/03/17	208	220,293
Verizon Communications Inc.

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
1.10%, 11/01/17	$361	$357,867
5.50%, 02/15/18	574	616,750
Vodafone Group PLC
1.25%, 09/26/17	636	630,997
1.50%, 02/19/18	1,593	1,575,983

		7,758,490
TRANSPORTATION — 1.92%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	251	264,056
5.75%, 03/15/18	904	977,323
CSX Corp.
6.25%, 03/15/18	452	493,344
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	208,062
United Parcel Service Inc.
1.13%, 10/01/17	1,404	1,405,394
5.50%, 01/15/18	129	139,729

		3,487,908

TOTAL CORPORATE BONDS & NOTES (Cost: $175,190,401)		174,554,097

SHORT-TERM INVESTMENTS — 9.14%

MONEY MARKET FUNDS — 9.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	9,148	9,147,574
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	870	870,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	6,595	6,594,648

		16,612,401

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,612,401)		16,612,401

TOTAL INVESTMENTS IN SECURITIES — 105.11% (Cost: $191,802,802)		191,166,498
Other Assets, Less Liabilities — (5.11)%		(9,287,105)

NET ASSETS — 100.00%		$181,879,393

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

261

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.11%

AEROSPACE & DEFENSE — 0.97%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$166,098
Boeing Co. (The)
4.88%, 02/15/20	100	112,286
L-3 Communications Corp.
5.20%, 10/15/19	245	258,271
Lockheed Martin Corp.
4.25%, 11/15/19	200	217,151

		753,806
AGRICULTURE — 1.13%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	325	328,488
9.25%, 08/06/19	125	152,869
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	81,344
Philip Morris International Inc.
4.50%, 03/26/20	100	110,150
Reynolds American Inc.
8.13%, 06/23/19[a]	170	201,092

		873,943
AUTO MANUFACTURERS — 1.81%
American Honda Finance Corp.
2.25%, 08/15/19	250	253,211
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	194,018
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	355	348,726
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	202,017
2.15%, 03/12/20[a]	400	403,407

		1,401,379
BANKS — 30.06%
Abbey National Treasury Services PLC/ United Kingdom
2.35%, 09/10/19	200	201,219
2.38%, 03/16/20	200	201,108
Australia & New Zealand Banking Group Ltd./ New York NY
2.25%, 06/13/19	250	251,672
Bank of America Corp.
2.65%, 04/01/19	925	929,937
7.63%, 06/01/19	200	231,928
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	251,985
2.30%, 09/11/19 (Call 08/11/19)	415	418,186
Series G
2.15%, 02/24/20 (Call 01/24/20)	250	250,158
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	250,214
Barclays Bank PLC
5.13%, 01/08/20[a]	350	390,025
6.75%, 05/22/19	450	517,719
Barclays PLC
2.75%, 11/08/19	200	200,401
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	304,072
6.85%, 04/30/19	200	229,165

Security	Principal (000s)	Value
BPCE SA
2.25%, 01/27/20[a]	$250	$250,157
2.50%, 07/15/19	250	253,122
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	550	550,447
Citigroup Inc.
2.40%, 02/18/20	500	495,165
2.50%, 07/29/19	300	300,768
2.55%, 04/08/19	900	906,221
8.50%, 05/22/19	200	237,001
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,529
Commonwealth Bank of Australia/ New York NY
2.30%, 09/06/19	250	251,521
2.30%, 03/12/20	250	250,648
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,382
CorpBanca SA
3.88%, 09/22/19[b]	200	198,000
Credit Suisse AG/New York NY
5.30%, 08/13/19	300	331,198
5.40%, 01/14/20	510	561,624
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	497,397
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	202,014
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	650	649,915
5.38%, 03/15/20	400	439,277
HSBC USA Inc.
2.25%, 06/23/19	300	299,771
2.35%, 03/05/20	400	394,857
JPMorgan Chase & Co.
2.20%, 10/22/19	750	752,044
2.25%, 01/23/20 (Call 12/23/19)	750	743,406
4.95%, 03/25/20	500	545,649
KeyBank N.A./Cleveland OH
2.50%, 12/15/19	250	251,163
Lloyds Bank PLC
2.35%, 09/05/19	200	200,870
2.40%, 03/17/20	200	200,519
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	500	494,606
Morgan Stanley
2.38%, 07/23/19	100	99,906
2.65%, 01/27/20	400	400,550
5.63%, 09/23/19	800	881,456
7.30%, 05/13/19	750	860,893
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	249,269
PNC Bank N.A.
2.40%, 10/18/19 (Call 09/18/19)[c]	500	505,684
PNC Funding Corp.
5.13%, 02/08/20[c]	300	331,346
Royal Bank of Canada
2.15%, 03/06/20[a]	250	250,160

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	$300	$334,275
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	503,889
Svenska Handelsbanken AB
2.25%, 06/17/19	250	251,433
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	649,565
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	202,542
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	500	504,076
UBS AG/Stamford CT
2.35%, 03/26/20[a]	500	500,319
2.38%, 08/14/19	250	251,708
Wells Fargo & Co.
2.13%, 04/22/19	250	251,568
Series N
2.15%, 01/30/20	550	549,300
Westpac Banking Corp.
4.88%, 11/19/19[a]	450	495,832

		23,309,831
BEVERAGES — 1.27%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	625	693,178
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	98,189
PepsiCo Inc.
4.50%, 01/15/20	175	191,884

		983,251
BIOTECHNOLOGY — 0.85%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	350	353,014
Celgene Corp.
2.25%, 05/15/19	100	100,115
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,941
2.35%, 02/01/20	100	101,133

		655,203
CHEMICALS — 2.44%
Dow Chemical Co. (The)
8.55%, 05/15/19	380	444,602
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	242,819
EI du Pont de Nemours & Co.
4.63%, 01/15/20	200	213,703
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	421,617
Methanex Corp.
3.25%, 12/15/19	100	95,179
Monsanto Co.
2.13%, 07/15/19	75	74,263
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	107,758
6.50%, 05/15/19	75	83,724

Security	Principal (000s)	Value
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	$100	$98,662
Praxair Inc.
4.50%, 08/15/19	100	108,239

		1,890,566
COMMERCIAL SERVICES — 0.26%
MasterCard Inc.
2.00%, 04/01/19[a]	100	101,003
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	100,256

		201,259
COMPUTERS — 1.47%
Apple Inc.
2.10%, 05/06/19	750	763,718
International Business Machines Corp.
8.38%, 11/01/19	200	246,461
Lexmark International Inc.
5.13%, 03/15/20	125	129,408

		1,139,587
COSMETICS & PERSONAL CARE — 0.13%
Procter & Gamble Co. (The)
1.90%, 11/01/19	100	101,551

		101,551
DIVERSIFIED FINANCIAL SERVICES — 5.36%
American Express Credit Corp.
2.25%, 08/15/19	450	452,088
Ameriprise Financial Inc.
5.30%, 03/15/20	150	167,076
BP Capital Markets PLC
2.52%, 01/15/20	100	99,208
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	196,291
8.13%, 01/15/20	200	234,829
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	250	253,864
5.50%, 01/08/20	200	226,501
6.00%, 08/07/19	625	715,829
Jefferies Group LLC
8.50%, 07/15/19[a]	100	115,880
Legg Mason Inc.
2.70%, 07/15/19[a]	115	115,668
Nasdaq Inc.
5.55%, 01/15/20	300	329,111
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	247,803
Nomura Holdings Inc.
6.70%, 03/04/20	450	523,950
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	368,926
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	112,536

		4,159,560
ELECTRIC — 2.91%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	350,367

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CMS Energy Corp.
8.75%, 06/15/19	$125	$151,787
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	199,860
5.20%, 08/15/19	100	109,290
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	100,640
Duke Energy Corp.
5.05%, 09/15/19	300	326,070
Eversource Energy
4.50%, 11/15/19	50	53,925
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	100	98,225
5.20%, 10/01/19	100	106,247
Kansas City Power & Light Co.
7.15%, 04/01/19	100	115,800
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	24,937
2.70%, 09/15/19 (Call 08/15/19)	100	100,258
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	99,129
Portland General Electric Co.
6.10%, 04/15/19	25	27,859
Public Service Co. of Colorado
5.13%, 06/01/19	100	110,117
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,925
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	125	123,834
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,593

		2,252,863
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Emerson Electric Co.
4.88%, 10/15/19	150	165,194

		165,194
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
5.00%, 03/01/20	275	300,034

		300,034
FOOD — 1.56%
General Mills Inc.
2.20%, 10/21/19	300	301,353
JM Smucker Co. (The)
2.50%, 03/15/20	100	100,454
Kellogg Co.
4.15%, 11/15/19	100	106,586
Kraft Foods Group Inc.
5.38%, 02/10/20	225	247,056
Kroger Co. (The)
6.15%, 01/15/20	100	114,340
Mondelez International Inc.
5.38%, 02/10/20	150	167,430

Security	Principal (000s)	Value
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	$175	$176,020

		1,213,239
FOREST PRODUCTS & PAPER — 0.15%
International Paper Co.
9.38%, 05/15/19	100	119,043

		119,043
GAS — 0.51%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	150,975
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	250	244,854

		395,829
HAND & MACHINE TOOLS — 0.66%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	525	511,717

		511,717
HEALTH CARE — PRODUCTS — 2.85%
Baxter International Inc.
4.25%, 03/15/20	100	106,596
4.50%, 08/15/19	100	107,178
Becton Dickinson and Co.
2.68%, 12/15/19	400	407,113
6.38%, 08/01/19	100	113,725
Boston Scientific Corp.
6.00%, 01/15/20	200	224,494
Life Technologies Corp.
6.00%, 03/01/20	200	224,664
Medtronic Inc.
2.50%, 03/15/20	895	913,204
Stryker Corp.
4.38%, 01/15/20	100	108,855

		2,205,829
HEALTH CARE — SERVICES — 1.03%
Anthem Inc.
2.25%, 08/15/19	200	199,843
Humana Inc.
2.63%, 10/01/19	100	100,808
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	149,839
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	99,163
2.70%, 04/01/19[a]	100	100,929
UnitedHealth Group Inc.
2.30%, 12/15/19	150	151,705

		802,287
HOLDING COMPANIES — DIVERSIFIED — 0.65%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	275	278,871
FS Investment Corp.
4.00%, 07/15/19[a]	125	125,507
4.25%, 01/15/20 (Call 12/15/19)	100	100,237

		504,615

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.32%
Kimberly-Clark Corp.
1.85%, 03/01/20	$250	$249,476

		249,476
HOUSEWARES — 0.09%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	73,348

		73,348
INSURANCE — 2.66%
ACE INA Holdings Inc.
5.90%, 06/15/19	100	112,574
Aflac Inc.
2.40%, 03/16/20	100	101,046
Allstate Corp. (The)
7.45%, 05/16/19	100	116,845
American Financial Group Inc./OH
9.88%, 06/15/19	100	122,345
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	346,282
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	200	203,126
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	138,259
Lincoln National Corp.
8.75%, 07/01/19	125	150,322
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	189,752
Protective Life Corp.
7.38%, 10/15/19	100	116,285
Prudential Financial Inc.
7.38%, 06/15/19	250	290,286
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	112,961
WR Berkley Corp.
7.38%, 09/15/19	50	58,402

		2,058,485
INTERNET — 1.42%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	396,302
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	200	203,720
Baidu Inc.
2.75%, 06/09/19	200	200,023
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	300	297,269

		1,097,314
IRON & STEEL — 0.25%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	220	191,675

		191,675
MACHINERY — 1.31%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	149,686
2.10%, 06/09/19	150	150,857

Security	Principal (000s)	Value
John Deere Capital Corp.
1.70%, 01/15/20	$50	$49,182
2.30%, 09/16/19	400	404,128
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	180	179,764
Roper Technologies Inc.
6.25%, 09/01/19	75	83,563

		1,017,180
MANUFACTURING — 0.48%
3M Co.
1.63%, 06/15/19[a]	200	201,126
Illinois Tool Works Inc.
6.25%, 04/01/19	150	170,238

		371,364
MEDIA — 3.31%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	149,125
Comcast Corp.
5.15%, 03/01/20	350	392,529
5.70%, 07/01/19	50	56,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	450	491,144
Time Warner Cable Inc.
5.00%, 02/01/20	500	530,965
8.25%, 04/01/19	150	172,029
Time Warner Inc.
2.10%, 06/01/19	100	98,970
4.88%, 03/15/20	300	324,877
Viacom Inc.
2.20%, 04/01/19	200	195,060
5.63%, 09/15/19	100	107,614
Walt Disney Co. (The)
1.85%, 05/30/19	50	50,724

		2,569,287
MINING — 2.01%
Barrick Gold Corp.
6.95%, 04/01/19	200	207,052
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	500	544,985
Freeport-McMoRan Inc.
3.10%, 03/15/20	200	91,000
Newmont Mining Corp.
5.13%, 10/01/19	200	203,000
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	450	516,066

		1,562,103
OFFICE & BUSINESS EQUIPMENT — 0.20%
Xerox Corp.
5.63%, 12/15/19	150	157,431

		157,431

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
OIL & GAS — 4.87%
BP Capital Markets PLC
2.24%, 05/10/19	$150	$148,656
2.32%, 02/13/20	350	344,442
Cenovus Energy Inc.
5.70%, 10/15/19	250	235,004
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	344,942
2.19%, 11/15/19 (Call 10/15/19)	75	75,052
ConocoPhillips
6.00%, 01/15/20	200	210,508
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	175	154,875
Encana Corp.
6.50%, 05/15/19	150	129,049
EOG Resources Inc.
5.63%, 06/01/19	200	215,715
EQT Corp.
8.13%, 06/01/19	50	52,510
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	250	249,788
Husky Energy Inc.
7.25%, 12/15/19	150	154,539
Pioneer Natural Resources Co.
7.50%, 01/15/20	200	210,034
Pride International Inc.
8.50%, 06/15/19	75	59,625
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	125	115,825
Rowan Companies Inc.
7.88%, 08/01/19	50	40,500
Shell International Finance BV
4.30%, 09/22/19	350	372,128
4.38%, 03/25/20	150	160,202
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	200	135,000
Total Capital International SA
2.10%, 06/19/19	150	149,157
Valero Energy Corp.
6.13%, 02/01/20	200	218,009

		3,775,560
OIL & GAS SERVICES — 0.59%
Halliburton Co.
6.15%, 09/15/19	300	329,780
SESI LLC
6.38%, 05/01/19 (Call 02/29/16)[a]	175	128,625

		458,405
PACKAGING & CONTAINERS — 0.13%
WestRock RKT Co.
3.50%, 03/01/20	100	102,164

		102,164
PHARMACEUTICALS — 3.67%
Abbott Laboratories
2.00%, 03/15/20[a]	195	196,283
5.13%, 04/01/19	100	110,601

Security	Principal (000s)	Value
Actavis Funding SCS
2.45%, 06/15/19	$100	$100,021
3.00%, 03/12/20 (Call 02/12/20)	745	756,518
Actavis Inc.
6.13%, 08/15/19	25	27,967
AstraZeneca PLC
1.95%, 09/18/19	100	99,988
Express Scripts Holding Co.
2.25%, 06/15/19	300	299,772
Johnson & Johnson
1.88%, 12/05/19	200	202,992
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	108,264
Merck & Co. Inc.
1.85%, 02/10/20	100	100,840
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	360,500
Pfizer Inc.
2.10%, 05/15/19[a]	375	380,701
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	100	98,700

		2,843,147
PIPELINES — 2.35%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	77,500
Enbridge Energy Partners LP
5.20%, 03/15/20	50	48,496
Energy Transfer Partners LP
9.00%, 04/15/19	100	103,004
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	38,231
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	75	72,357
5.25%, 01/31/20	125	130,562
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	50,236
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	365,963
Magellan Midstream Partners LP
6.55%, 07/15/19	100	108,074
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	68,967
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	44,250
5.75%, 01/15/20[a]	250	242,416
Spectra Energy Capital LLC
5.65%, 03/01/20	125	125,023
8.00%, 10/01/19	50	55,898
Williams Partners LP
5.25%, 03/15/20	350	287,000

		1,817,977
REAL ESTATE INVESTMENT TRUSTS — 2.76%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	390,248
Digital Realty Trust LP
5.88%, 02/01/20	75	83,569

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	$150	$151,693
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	153,059
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	174,483
Realty Income Corp.
6.75%, 08/15/19	50	57,203
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	100	101,524
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	225,610
10.35%, 04/01/19 (Call 01/01/19)	225	276,725
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	183,449
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	98,954
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	157,147
Weyerhaeuser Co.
7.38%, 10/01/19	75	84,989

		2,138,653
RETAIL — 2.21%
AutoNation Inc.
5.50%, 02/01/20	100	108,051
Costco Wholesale Corp.
1.70%, 12/15/19	275	275,274
1.75%, 02/15/20	100	100,064
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	200,973
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	254,213
McDonald’s Corp.
1.88%, 05/29/19	100	99,845
Target Corp.
2.30%, 06/26/19	300	306,995
TJX Companies Inc. (The)
6.95%, 04/15/19	100	114,877
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	250	249,340

		1,709,632
SEMICONDUCTORS — 0.23%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	75	75,908
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	98,526

		174,434
SOFTWARE — 2.29%
Adobe Systems Inc.
4.75%, 02/01/20	200	218,356
CA Inc.
5.38%, 12/01/19[a]	100	108,260

Security	Principal or Shares (000s)	Value
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	$450	$453,713
4.20%, 06/01/19	100	108,973
Oracle Corp.
2.25%, 10/08/19[a]	600	611,237
5.00%, 07/08/19	250	277,392

		1,777,931
TELECOMMUNICATIONS — 3.76%
America Movil SAB de CV
5.00%, 10/16/19	100	108,898
5.00%, 03/30/20	400	438,246
Cisco Systems Inc.
4.45%, 01/15/20	450	493,823
Orange SA
5.38%, 07/08/19	300	331,949
Telefonica Emisiones SAU
5.88%, 07/15/19	200	220,318
Verizon Communications Inc.
2.63%, 02/21/20	925	931,798
6.35%, 04/01/19	100	112,875
Vodafone Group PLC
5.45%, 06/10/19	250	273,834

		2,911,741
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
2.35%, 05/06/19[a]	50	49,729

		49,729
TRANSPORTATION — 1.41%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	216,977
FedEx Corp.
2.30%, 02/01/20	150	151,529
Norfolk Southern Corp.
5.90%, 06/15/19	100	111,534
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	98,566
2.55%, 06/01/19 (Call 05/01/19)	100	99,135
2.65%, 03/02/20 (Call 02/02/20)	100	98,347
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	99,298
United Parcel Service Inc.
5.13%, 04/01/19	200	221,398

		1,096,784
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	50	48,679

		48,679

TOTAL CORPORATE BONDS & NOTES (Cost: $73,049,728)		72,193,085

INVESTMENT COMPANIES — 4.05%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[c]	32	3,142,911

TOTAL INVESTMENT COMPANIES (Cost: $3,047,085)		3,142,911

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.91%

MONEY MARKET FUNDS — 8.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	4,950	$4,950,016
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	471	470,879
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	1,487	1,487,432

		6,908,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,908,327)		6,908,327

TOTAL INVESTMENTS IN SECURITIES — 106.07%
(Cost: $83,005,140)		82,244,323
Other Assets, Less Liabilities — (6.07)%		(4,707,399)

NET ASSETS — 100.00%		$77,536,924

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

268

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.75%

AEROSPACE & DEFENSE — 2.40%
Boeing Capital Corp.
4.70%, 10/27/19	$186	$205,961
Boeing Co. (The)
4.88%, 02/15/20	484	543,464
L-3 Communications Corp.
5.20%, 10/15/19	95	100,146
Lockheed Martin Corp.
4.25%, 11/15/19	186	201,951
Northrop Grumman Corp.
5.05%, 08/01/19	83	90,566
Raytheon Co.
4.40%, 02/15/20	240	262,892

		1,404,980
AGRICULTURE — 2.17%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	207	209,222
9.25%, 08/06/19	119	145,531
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	162	188,254
Philip Morris International Inc.
4.50%, 03/26/20	559	615,740
Reynolds American Inc.
8.13%, 06/23/19	95	112,375

		1,271,122
AIRLINES — 0.21%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	108	121,858

		121,858
AUTO MANUFACTURERS — 3.52%
American Honda Finance Corp.
2.15%, 03/13/20[a]	100	100,457
2.25%, 08/15/19	539	545,923
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	194,018
PACCAR Financial Corp.
2.20%, 09/15/19	25	25,197
Toyota Motor Credit Corp.
2.13%, 07/18/19	829	837,361
2.15%, 03/12/20	350	352,981

		2,055,937
BEVERAGES — 3.57%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	1,046	1,160,103
6.88%, 11/15/19	108	125,599
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	212,795
PepsiCo Inc.
4.50%, 01/15/20	535	586,615

		2,085,112

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.06%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$100	$100,861
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,941
2.35%, 02/01/20	414	418,692

		620,494
CHEMICALS — 4.65%
Air Products & Chemicals Inc.
4.38%, 08/21/19	186	200,269
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	95	94,787
Dow Chemical Co. (The)
8.55%, 05/15/19	291	340,472
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	97,127
Ecolab Inc.
2.25%, 01/12/20	50	49,750
EI du Pont de Nemours & Co.
4.63%, 01/15/20	510	544,943
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	316,213
Monsanto Co.
2.13%, 07/15/19	75	74,263
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	402	433,187
6.50%, 05/15/19	195	217,684
Praxair Inc.
4.50%, 08/15/19	323	349,612

		2,718,307
COMMERCIAL SERVICES — 1.21%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	215	235,047
MasterCard Inc.
2.00%, 04/01/19[a]	414	418,153
Western Union Co. (The)
3.35%, 05/22/19	54	54,806

		708,006
COMPUTERS — 4.19%
Apple Inc.
1.55%, 02/07/20[a]	350	346,981
2.10%, 05/06/19	1,036	1,054,949
International Business Machines Corp.
1.88%, 05/15/19[a]	500	503,533
8.38%, 11/01/19	269	331,489
Lexmark International Inc.
5.13%, 03/15/20	208	215,335

		2,452,287

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.16%
BP Capital Markets PLC
2.52%, 01/15/20[a]	$622	$617,074
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	117,415
General Electric Capital Corp.
5.50%, 01/08/20	250	283,127
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	247,802

		1,265,418
ELECTRIC — 6.46%
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	25	25,063
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	373	425,257
Consumers Energy Co.
6.70%, 09/15/19	373	432,158
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	24,983
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,160
Duke Energy Corp.
5.05%, 09/15/19	50	54,345
Duke Energy Ohio Inc.
5.45%, 04/01/19	177	195,780
Eversource Energy
4.50%, 11/15/19	120	129,420
Exelon Generation Co. LLC
5.20%, 10/01/19	137	145,558
Georgia Power Co.
4.25%, 12/01/19[a]	269	288,422
Kansas City Power & Light Co.
7.15%, 04/01/19	186	215,388
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	249	248,370
Portland General Electric Co.
6.10%, 04/15/19	100	111,434
Progress Energy Inc.
4.88%, 12/01/19	100	108,348
Public Service Co. of Colorado
5.13%, 06/01/19	269	296,215
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	83	83,351
Series I
1.80%, 06/01/19 (Call 05/01/19)	207	206,844
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	20	19,813
TECO Finance Inc.
5.15%, 03/15/20	200	217,890
Virginia Electric & Power Co.
5.00%, 06/30/19	377	414,489
Wisconsin Power & Light Co.
5.00%, 07/15/19	100	109,186

		3,777,474

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.76%
Emerson Electric Co.
4.88%, 10/15/19	$402	$442,719

		442,719
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
5.50%, 09/15/19	186	205,386

		205,386
FOOD — 1.09%
Kellogg Co.
4.15%, 11/15/19	54	57,557
Kraft Foods Group Inc.
5.38%, 02/10/20	162	177,881
Kroger Co. (The)
6.15%, 01/15/20	108	123,487
Mondelez International Inc.
5.38%, 02/10/20	215	239,982
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	41	41,239

		640,146
GAS — 0.21%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	30	30,195
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	95	93,044

		123,239
HAND & MACHINE TOOLS — 0.66%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	395	385,006

		385,006
HEALTH CARE — PRODUCTS — 5.06%
Baxter International Inc.
4.50%, 08/15/19	535	573,401
Becton Dickinson and Co.
2.68%, 12/15/19[a]	50	50,889
5.00%, 05/15/19	240	261,814
6.38%, 08/01/19	54	61,412
Boston Scientific Corp.
6.00%, 01/15/20	95	106,634
Life Technologies Corp.
6.00%, 03/01/20	186	208,937
Medtronic Inc.
2.50%, 03/15/20	495	505,068
4.45%, 03/15/20	767	840,558
Stryker Corp.
4.38%, 01/15/20	323	351,604

		2,960,317

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.36%
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	$207	$208,923

		208,923
HOUSEHOLD PRODUCTS & WARES — 0.43%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	249,476

		249,476
INTERNET — 3.64%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,100	1,089,830
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	83	84,544
Baidu Inc.
2.75%, 06/09/19	500	500,058
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	456	451,849

		2,126,281
IRON & STEEL — 0.14%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	95	82,769

		82,769
MACHINERY — 4.08%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	290	291,656
2.25%, 12/01/19	484	487,133
John Deere Capital Corp.
1.70%, 01/15/20	787	774,125
2.05%, 03/10/20	250	248,986
2.25%, 04/17/19	394	398,233
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	186	185,757

		2,385,890
MANUFACTURING — 0.98%
3M Co.
1.63%, 06/15/19	207	208,166
Illinois Tool Works Inc.
6.25%, 04/01/19	323	366,580

		574,746
MEDIA — 5.00%
Comcast Corp.
5.15%, 03/01/20	862	966,743
5.70%, 07/01/19	207	232,876
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	269	298,385
Thomson Reuters Corp.
4.70%, 10/15/19	108	115,473
Time Warner Cable Inc.
5.00%, 02/01/20	286	303,712
Time Warner Inc.
2.10%, 06/01/19	307	303,837
4.88%, 03/15/20	178	192,760

Security	Principal (000s)	Value
Viacom Inc.
5.63%, 09/15/19	$137	$147,431
Walt Disney Co. (The)
1.85%, 05/30/19	357	362,171

		2,923,388
MINING — 3.26%
Barrick Gold Corp.
6.95%, 04/01/19	158	163,571
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	785	855,626
Newmont Mining Corp.
5.13%, 10/01/19[a]	95	96,425
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	687	787,860

		1,903,482
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
5.63%, 12/15/19	108	113,351

		113,351
OIL & GAS — 10.88%
Anadarko Petroleum Corp.
6.95%, 06/15/19	137	137,664
BP Capital Markets PLC
2.24%, 05/10/19	414	410,292
2.32%, 02/13/20[a]	250	246,030
Cenovus Energy Inc.
5.70%, 10/15/19	187	175,783
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	908	894,878
2.19%, 11/15/19 (Call 10/15/19)	207	207,144
ConocoPhillips
6.00%, 01/15/20	606	637,839
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	269	238,065
Encana Corp.
6.50%, 05/15/19	187	160,881
EOG Resources Inc.
5.63%, 06/01/19	285	307,393
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	650	649,450
Husky Energy Inc.
7.25%, 12/15/19	95	97,874
Pioneer Natural Resources Co.
7.50%, 01/15/20	150	157,526
Pride International Inc.
8.50%, 06/15/19[a]	83	65,985
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	137	126,944
Shell International Finance BV
4.30%, 09/22/19[a]	749	796,353
4.38%, 03/25/20	423	451,770
Total Capital International SA
2.10%, 06/19/19[a]	497	494,208

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20	$95	$103,554

		6,359,633
OIL & GAS SERVICES — 1.36%
Halliburton Co.
6.15%, 09/15/19	659	724,416
SESI LLC
6.38%, 05/01/19 (Call 02/29/16)[a]	100	73,500

		797,916
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
6.80%, 08/01/19	41	46,471

		46,471
PHARMACEUTICALS — 7.94%
Abbott Laboratories
2.00%, 03/15/20	537	540,532
5.13%, 04/01/19	261	288,669
Actavis Funding SCS
2.45%, 06/15/19	21	21,004
3.00%, 03/12/20 (Call 02/12/20)	237	240,664
AstraZeneca PLC
1.95%, 09/18/19	613	612,928
Express Scripts Holding Co.
2.25%, 06/15/19	41	40,969
7.25%, 06/15/19	54	62,105
Johnson & Johnson
1.88%, 12/05/19	514	521,689
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	58,462
Merck & Co. Inc.
1.85%, 02/10/20	400	403,361
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	762	845,233
Pfizer Inc.
2.10%, 05/15/19	829	841,603
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	166	163,843

		4,641,062
PIPELINES — 1.93%
Enbridge Energy Partners LP
5.20%, 03/15/20	95	92,141
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	207	158,275
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	96,476
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	149	149,704
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	44,250
5.75%, 01/15/20[a]	54	52,362
8.75%, 05/01/19[a]	95	98,325
Spectra Energy Capital LLC
8.00%, 10/01/19	208	232,536

Security	Principal (000s)	Value
Williams Partners LP
5.25%, 03/15/20	$253	$207,460

		1,131,529
REAL ESTATE INVESTMENT TRUSTS — 0.16%
Weyerhaeuser Co.
7.38%, 10/01/19	83	94,054

		94,054
RETAIL — 4.22%
AutoNation Inc.
5.50%, 02/01/20	83	89,682
Costco Wholesale Corp.
1.70%, 12/15/19	848	848,846
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)[a]	83	83,404
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	414	420,977
McDonald’s Corp.
1.88%, 05/29/19	373	372,420
Target Corp.
2.30%, 06/26/19	429	439,003
TJX Companies Inc. (The)
6.95%, 04/15/19	186	213,672

		2,468,004
SEMICONDUCTORS — 0.94%
Texas Instruments Inc.
1.65%, 08/03/19	552	549,700

		549,700
SOFTWARE — 5.21%
Adobe Systems Inc.
4.75%, 02/01/20	54	58,956
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	1,016	1,024,382
4.20%, 06/01/19	260	283,330
Oracle Corp.
2.25%, 10/08/19	1,079	1,099,208
5.00%, 07/08/19	526	583,633

		3,049,509
TELECOMMUNICATIONS — 5.85%
America Movil SAB de CV
5.00%, 03/30/20	985	1,079,181
Cisco Systems Inc.
4.45%, 01/15/20	1,182	1,297,108
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	185,795
Orange SA
5.38%, 07/08/19	108	119,502
Telefonica Emisiones SAU
5.88%, 07/15/19	95	104,651
Verizon Communications Inc.
2.63%, 02/21/20	250	251,837
6.35%, 04/01/19	108	121,906

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
Vodafone Group PLC
5.45%, 06/10/19	$240	$262,881

		3,422,861
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
2.35%, 05/06/19[a]	62	61,665

		61,665
TRANSPORTATION — 2.26%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	154	167,073
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	32,527
2.55%, 06/01/19 (Call 05/01/19)	95	94,178
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	500	496,490
United Parcel Service Inc.
5.13%, 04/01/19	478	529,141

		1,319,409

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,323,103)		57,747,927

SHORT-TERM INVESTMENTS — 5.83%

MONEY MARKET FUNDS — 5.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	2,664	2,664,411
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	253	253,457
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	489	489,117

		3,406,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,406,985)		3,406,985

TOTAL INVESTMENTS IN SECURITIES — 104.58%
(Cost: $61,730,088)		61,154,912
Other Assets, Less Liabilities — (4.58)%		(2,676,002)

NET ASSETS — 100.00%		$58,478,910

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

273

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.76%

ADVERTISING — 0.73%
Omnicom Group Inc.
3.63%, 05/01/22	$325	$333,993
WPP Finance 2010
3.63%, 09/07/22	150	153,463

		487,456
AEROSPACE & DEFENSE — 1.56%
Embraer SA
5.15%, 06/15/22	200	197,250
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	98,241
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	201,421
United Technologies Corp.
3.10%, 06/01/22	525	545,415

		1,042,327
AGRICULTURE — 1.66%
Altria Group Inc.
2.85%, 08/09/22	450	449,642
Philip Morris International Inc.
2.50%, 08/22/22	300	301,746
2.63%, 03/06/23	100	99,964
Reynolds American Inc.
3.25%, 11/01/22	250	253,275

		1,104,627
AUTO MANUFACTURERS — 1.10%
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	400	382,020
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	100	99,337
2.80%, 07/13/22	250	253,196

		734,553
AUTO PARTS & EQUIPMENT — 0.47%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	300	312,000

		312,000
BANKS — 11.57%
Bank of America Corp.
3.30%, 01/11/23	1,075	1,056,595
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	398,675
BNP Paribas SA
3.25%, 03/03/23	300	303,595
Citigroup Inc.
3.38%, 03/01/23	100	99,777
4.05%, 07/30/22	250	255,253
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	509,406
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250	252,424

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	$625	$633,647
JPMorgan Chase & Co.
3.20%, 01/25/23	800	791,085
3.25%, 09/23/22	500	501,967
Morgan Stanley
3.75%, 02/25/23	800	818,434
4.88%, 11/01/22	275	291,878
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	104,161
National Australia Bank Ltd./New York
3.00%, 01/20/23[a]	250	251,088
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	243,447
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	100	99,819
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	257,616
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	300	302,027
Wells Fargo & Co. Series M
3.45%, 02/13/23	550	552,373

		7,723,267
BEVERAGES — 4.01%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	654	633,464
3.30%, 02/01/23 (Call 12/01/22)	1,000	1,015,516
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	250	242,519
Diageo Investment Corp.
2.88%, 05/11/22	350	353,843
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	100	101,494
PepsiCo Inc.
2.75%, 03/01/23	325	330,020

		2,676,856
BIOTECHNOLOGY — 1.38%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	250	259,504
Biogen Inc.
3.63%, 09/15/22	250	258,048
Celgene Corp.
3.25%, 08/15/22	250	249,510
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	154,088

		921,150
BUILDING MATERIALS — 0.11%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	70,875

		70,875

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 1.95%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$380	$364,513
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	310,303
EI du Pont de Nemours & Co.
2.80%, 02/15/23	300	282,857
NewMarket Corp.
4.10%, 12/15/22[a]	100	102,079
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	243,529

		1,303,281
COMMERCIAL SERVICES — 0.42%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	79,740
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	101,890
Verisk Analytics Inc.
4.13%, 09/12/22	100	101,686

		283,316
COMPUTERS — 1.74%
Apple Inc.
2.70%, 05/13/22	350	355,604
Computer Sciences Corp.
4.45%, 09/15/22[a]	100	102,396
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a,d]	250	248,073
HP Inc.
4.05%, 09/15/22	75	73,152
International Business Machines Corp.
1.88%, 08/01/22	400	380,830

		1,160,055
COSMETICS & PERSONAL CARE — 0.33%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	219,786

		219,786
DISTRIBUTION & WHOLESALE — 0.37%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	247,482

		247,482
DIVERSIFIED FINANCIAL SERVICES — 5.09%
American Express Co.
2.65%, 12/02/22	350	340,707
Capital One Bank USA N.A.
3.38%, 02/15/23	250	244,844
Charles Schwab Corp. (The)
3.23%, 09/01/22	100	102,942
CME Group Inc./IL
3.00%, 09/15/22	250	257,066
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	204,245
General Electric Capital Corp.
3.10%, 01/09/23	800	823,677
3.15%, 09/07/22	250	260,548

Security	Principal (000s)	Value
Invesco Finance PLC
3.13%, 11/30/22	$250	$254,492
Jefferies Group LLC
5.13%, 01/20/23	150	148,223
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	253,670
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	500	509,099

		3,399,513
ELECTRIC — 4.26%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	100,970
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	200	200,201
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	127,555
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	96,846
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	199,605
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	203,530
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	300	288,891
Georgia Power Co.
2.85%, 05/15/22	100	99,351
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	99,805
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	400	423,537
7.00%, 09/01/22	50	60,263
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	197,216
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	256,613
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	125	123,545
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	112,159
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	52,500
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	199,606

		2,842,193
ELECTRONICS — 0.62%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	99,206
Jabil Circuit Inc.
4.70%, 09/15/22	50	48,000
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	266,995

		414,201

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.45%
ABB Finance USA Inc.
2.88%, 05/08/22	$300	$301,220

		301,220
ENVIRONMENTAL CONTROL — 0.57%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	280,742
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	99,203

		379,945
FOOD — 1.72%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	273	265,643
Kraft Foods Group Inc.
3.50%, 06/06/22	500	514,822
Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)[d]	100	102,655
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	267,461

		1,150,581
HAND & MACHINE TOOLS — 0.30%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	201,421

		201,421
HEALTH CARE — PRODUCTS — 0.37%
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	250	247,480

		247,480
HEALTH CARE — SERVICES — 2.08%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	297,541
Anthem Inc.
3.30%, 01/15/23	450	442,286
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	100	99,794
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	102,642
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)[a]	300	296,578
2.88%, 03/15/23	150	149,466

		1,388,307
HOLDING COMPANIES — DIVERSIFIED — 0.23%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	150	150,774

		150,774
HOME BUILDERS — 0.23%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	151,828

		151,828

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.11%
Whirlpool Corp.
3.70%, 03/01/23	$75	$76,735

		76,735
HOUSEHOLD PRODUCTS & WARES — 0.30%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	99,108
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	100	100,384

		199,492
HOUSEWARES — 0.15%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	98,157

		98,157
INSURANCE — 3.05%
ACE INA Holdings Inc.
2.70%, 03/13/23	250	247,589
American International Group Inc.
4.88%, 06/01/22	500	536,279
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	103,757
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	350	359,382
Fidelity National Financial Inc.
5.50%, 09/01/22	50	53,902
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	225	247,418
MetLife Inc.
3.05%, 12/15/22	125	125,200
Primerica Inc.
4.75%, 07/15/22	75	80,673
Voya Financial Inc.
5.50%, 07/15/22	250	281,223

		2,035,423
INTERNET — 1.32%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	370	365,785
Baidu Inc.
3.50%, 11/28/22	200	200,552
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	225	212,970
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	100	100,360

		879,667

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
IRON & STEEL — 0.15%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	$100	$101,353

		101,353
MACHINERY — 1.34%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	395,719
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	396,439
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	99,509

		891,667
MANUFACTURING — 1.33%
3M Co.
2.00%, 06/26/22	200	198,409
Eaton Corp.
2.75%, 11/02/22	400	390,721
General Electric Co.
2.70%, 10/09/22	200	203,641
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	95,469

		888,240
MEDIA — 5.14%
21st Century Fox America Inc.
3.00%, 09/15/22	500	497,509
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[d]	750	751,272
Comcast Corp.
3.13%, 07/15/22	500	514,501
Discovery Communications LLC
3.30%, 05/15/22	75	71,167
NBCUniversal Media LLC
2.88%, 01/15/23	650	654,679
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,050
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	241,606
Time Warner Inc.
3.40%, 06/15/22	170	171,615
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	250	229,972
Walt Disney Co. (The)
2.35%, 12/01/22[a]	200	200,206

		3,431,577
METAL FABRICATE & HARDWARE — 0.37%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	245,126

		245,126
MINING — 1.02%
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	575	232,875
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	245	222,250
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	200	178,213
Southern Copper Corp.
3.50%, 11/08/22	50	45,875

		679,213

Security	Principal (000s)	Value
OIL & GAS — 7.15%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$350	$314,480
BP Capital Markets PLC
2.50%, 11/06/22	575	534,571
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	77,804
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	477,672
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)[a]	150	140,063
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	167,635
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)[a]	400	278,000
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	270	210,009
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	200	182,742
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	65	30,550
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	83,363
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	114,750
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	125	75,000
Noble Energy Inc.
5.88%, 06/01/22 (Call 12/01/17)	150	150,375
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	300	275,747
Phillips 66
4.30%, 04/01/22[a]	550	562,433
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	150	139,176
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	175	114,625
Sasol Financing International PLC
4.50%, 11/14/22	300	279,702
Shell International Finance BV
2.38%, 08/21/22	400	377,588
Total Capital International SA
2.70%, 01/25/23	200	187,432

		4,773,717
OIL & GAS SERVICES — 0.80%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	42,377
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	325	317,105
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	200	176,405

		535,887

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.23%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	$75	$76,709
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	75,311

		152,020
PHARMACEUTICALS — 5.88%
AbbVie Inc.
2.90%, 11/06/22	920	898,734
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	422,884
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	295,785
Cardinal Health Inc.
3.20%, 06/15/22	100	100,956
3.20%, 03/15/23	75	74,854
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	150	151,155
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	563,237
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	67,236
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)[a]	250	248,731
Novartis Capital Corp.
2.40%, 09/21/22[a]	450	452,379
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	292,071
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	370	353,630

		3,921,652
PIPELINES — 2.77%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	163,545
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	182,895
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	100	90,353
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	125,004
3.95%, 09/01/22 (Call 06/01/22)	250	217,092
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[d]	150	124,500
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	105,084
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	55,374
3.65%, 06/01/22 (Call 03/01/22)	250	213,665
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	81,828
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	81,285
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	112,468

Security	Principal (000s)	Value
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	$100	$69,993
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	325	228,218

		1,851,304
REAL ESTATE — 0.38%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	253,554

		253,554
REAL ESTATE INVESTMENT TRUSTS — 4.48%
American Tower Corp.
3.50%, 01/31/23	320	312,219
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	97,907
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	311,202
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	150	161,808
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	104,619
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	50	49,044
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	102,130
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	98,912
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	223,543
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	96,829
4.00%, 12/01/22 (Call 10/01/22)	150	151,457
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	104,860
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	78,883
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	75,530
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	101,097
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	206,463
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	250	247,633
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	217,653
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,974
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	198,753

		2,990,516
RETAIL — 4.40%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	300	313,317
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	296,609
3.50%, 07/20/22 (Call 05/20/22)	500	519,123

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	$350	$357,130
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[a]	50	46,912
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	350	365,224
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	223,194
QVC Inc.
4.38%, 03/15/23	320	304,795
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	150	145,145
Walgreen Co.
3.10%, 09/15/22	370	362,739

		2,934,188
SAVINGS & LOANS — 0.15%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	99,198

		99,198
SEMICONDUCTORS — 1.77%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	75	75,073
Intel Corp.
2.70%, 12/15/22	650	656,780
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	100,272
QUALCOMM Inc.
3.00%, 05/20/22	350	350,722

		1,182,847
SOFTWARE — 2.41%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	50	49,537
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	201,910
Microsoft Corp.
2.13%, 11/15/22[a]	300	296,091
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	250	248,792
2.50%, 10/15/22	820	810,810

		1,607,140
TELECOMMUNICATIONS — 3.69%
America Movil SAB de CV
3.13%, 07/16/22	200	198,398
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	550	524,728
3.00%, 06/30/22 (Call 04/30/22)	250	246,926
Motorola Solutions Inc.
3.50%, 03/01/23	70	61,198
3.75%, 05/15/22	250	232,233

Security	Principal or Shares (000s)	Value
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	$75	$73,532
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	177,375
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	450	430,084
Vodafone Group PLC
2.50%, 09/26/22	100	93,635
2.95%, 02/19/23[a]	450	421,733

		2,459,842
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	101,367

		101,367
TRANSPORTATION — 1.90%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	293,487
3.05%, 09/01/22 (Call 06/01/22)	50	50,422
FedEx Corp.
2.63%, 08/01/22	200	196,840
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	97,829
3.00%, 04/01/22 (Call 01/01/22)	250	249,527
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	71,066
4.16%, 07/15/22 (Call 04/15/22)	100	108,706
United Parcel Service Inc.
2.45%, 10/01/22	200	200,813

		1,268,690

TOTAL CORPORATE BONDS & NOTES
(Cost: $64,001,902)		62,573,066

INVESTMENT COMPANIES — 4.64%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[b]	32	3,096,968

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,096,968

SHORT-TERM INVESTMENTS — 9.54%

MONEY MARKET FUNDS — 9.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,e,f]	5,379	5,378,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,e,f]	512	511,681

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,e]	478	$477,792

		6,368,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,368,410)		6,368,410

TOTAL INVESTMENTS IN SECURITIES — 107.94% (Cost: $73,344,565)		72,038,444
Other Assets, Less Liabilities — (7.94)%		(5,299,178)

NET ASSETS — 100.00%		$66,739,266

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

280

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.14%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22	$124	$127,431

		127,431
AEROSPACE & DEFENSE — 4.94%
Embraer SA
5.15%, 06/15/22	66	65,093
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	431	423,418
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	464	467,297
United Technologies Corp.
3.10%, 06/01/22	895	929,803

		1,885,611
AGRICULTURE — 2.08%
Altria Group Inc.
2.85%, 08/09/22	166	165,868
Philip Morris International Inc.
2.63%, 03/06/23	564	563,796
Reynolds American Inc.
3.25%, 11/01/22	66	66,864

		796,528
AIRLINES — 0.47%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,113

		178,113
AUTO MANUFACTURERS — 1.03%
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	398	395,360

		395,360
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	19	19,760

		19,760
BEVERAGES — 5.81%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	332	321,575
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	597	579,136
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	66	63,881
Diageo Investment Corp.
2.88%, 05/11/22	498	503,467
8.00%, 09/15/22	100	127,520
PepsiCo Inc.
2.75%, 03/01/23	614	623,485

		2,219,064

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.02%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	$66	$68,509
Celgene Corp.
3.25%, 08/15/22	66	65,871
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)[a]	250	256,813

		391,193
CHEMICALS — 3.04%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	33	31,683
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	65,665
Cabot Corp.
3.70%, 07/15/22	66	65,128
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	66	63,310
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	64,000
EI du Pont de Nemours & Co.
2.80%, 02/15/23	564	531,772
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	82	76,641
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	64,292
2.70%, 02/21/23 (Call 11/21/22)	199	197,979

		1,160,470
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	66	65,864

		65,864
COMPUTERS — 3.02%
Apple Inc.
2.70%, 05/13/22	500	508,006
Computer Sciences Corp.
4.45%, 09/15/22[a]	33	33,790
HP Inc.
4.05%, 09/15/22	33	32,187
International Business Machines Corp.
1.88%, 08/01/22[a]	400	380,830
2.88%, 11/09/22	200	199,892

		1,154,705
COSMETICS & PERSONAL CARE — 1.55%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	356,543
2.30%, 05/03/22	166	169,075

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$66	$65,353

		590,971
DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	148,489

		148,489
DIVERSIFIED FINANCIAL SERVICES — 1.47%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	204,245
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	350	356,369

		560,614
ELECTRIC — 7.08%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	66,640
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[a]	166	166,167
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	64,885
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	260,823
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	67,349
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	66	63,919
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	66,248
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	166	165,672
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	133	135,347
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	166	159,853
Georgia Power Co.
2.85%, 05/15/22	199	197,709
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	131,463
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	210,710
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	65,081
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	66	67,746
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	82,080
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	66,485
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	332	328,135

Security	Principal (000s)	Value
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	$66	$74,025
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	264	263,480

		2,703,817
ELECTRICAL COMPONENTS & EQUIPMENT — 0.52%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	199	197,286

		197,286
ELECTRONICS — 0.17%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	66	65,265

		65,265
ENGINEERING & CONSTRUCTION — 1.48%
ABB Finance USA Inc.
2.88%, 05/08/22	564	566,293

		566,293
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	66	65,474

		65,474
FOOD — 1.61%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	115	111,901
Kraft Foods Group Inc.
3.50%, 06/06/22	166	170,921
Sysco Corp.
2.60%, 06/12/22	265	261,416
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	70,610

		614,848
GAS — 0.43%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	166	162,453

		162,453
HAND & MACHINE TOOLS — 0.17%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	66,469

		66,469
HEALTH CARE — PRODUCTS — 0.62%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	238,065

		238,065
HEALTH CARE — SERVICES — 0.86%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	259,404
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	66	67,744

		327,148

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.35%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$133	$134,621

		134,621
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 03/01/23	33	33,763

		33,763
HOUSEHOLD PRODUCTS & WARES — 0.26%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	65,411
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	33	33,127

		98,538
INTERNET — 1.59%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	66	65,248
Baidu Inc.
3.50%, 11/28/22	400	401,104
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	148	140,087

		606,439
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	49,663

		49,663
LODGING — 0.13%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	49,360

		49,360
MACHINERY — 3.09%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	194,886
2.85%, 06/01/22[a]	100	100,382
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	229,517
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	657,097

		1,181,882
MANUFACTURING — 3.77%
3M Co.
2.00%, 06/26/22[a]	232	230,155
Eaton Corp.
2.75%, 11/02/22	133	129,915
General Electric Co.
2.70%, 10/09/22	895	911,295
Parker-Hannifin Corp.
3.50%, 09/15/22	100	105,857
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	63,009

		1,440,231

Security	Principal (000s)	Value
MEDIA — 4.04%
21st Century Fox America Inc.
3.00%, 09/15/22	$66	$65,671
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	232,812
Comcast Corp.
2.85%, 01/15/23	498	504,272
3.13%, 07/15/22	133	136,857
Time Warner Entertainment Co. LP
8.38%, 03/15/23	66	79,730
Time Warner Inc.
3.40%, 06/15/22	66	66,627
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	66	60,713
Walt Disney Co. (The)
2.35%, 12/01/22	398	398,409

		1,545,091
METAL FABRICATE & HARDWARE — 1.02%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	390,241

		390,241
MINING — 1.31%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	100	90,714
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	458	408,108

		498,822
OIL & GAS — 12.52%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	166	149,153
BP Capital Markets PLC
2.50%, 11/06/22	730	678,672
3.25%, 05/06/22	232	227,621
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	829	791,980
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	448	375,502
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)[a]	141	97,995
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	66	51,336
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	550	502,542
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	66	44,550
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	66	38,610
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	488,073

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal (000s)	Value
Phillips 66
4.30%, 04/01/22[a]	$133	$136,006
Shell International Finance BV
2.25%, 01/06/23	464	422,383
2.38%, 08/21/22	398	375,700
Total Capital International SA
2.70%, 01/25/23	431	403,916

		4,784,039
OIL & GAS SERVICES — 2.24%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	66	55,938
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	250	243,927
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	630	555,674

		855,539
PHARMACEUTICALS — 8.02%
AbbVie Inc.
2.90%, 11/06/22	232	226,637
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	132,338
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	62,786
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	261,277
Cardinal Health Inc.
3.20%, 03/15/23	99	98,807
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	365	367,809
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	547	560,165
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	63,394
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	397,969
Novartis Capital Corp.
2.40%, 09/21/22[a]	663	666,505
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	149	145,062
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	83	79,328

		3,062,077
PIPELINES — 2.29%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	53,970
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	65	59,441
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	55,002
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	66	51,374
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	52,210
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	53,648

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$482	$433,677
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	69,993
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	46,346

		875,661
REAL ESTATE INVESTMENT TRUSTS — 0.26%
American Tower Corp.
3.50%, 01/31/23	100	97,569

		97,569
RETAIL — 3.01%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	34,465
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	98,870
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	510,185
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	365	380,877
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	33	29,461
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	33	31,932
Walgreen Co.
3.10%, 09/15/22	66	64,705

		1,150,495
SEMICONDUCTORS — 5.00%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	265	265,258
Intel Corp.
2.70%, 12/15/22	663	669,916
3.10%, 07/29/22	200	206,746
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	66,180
QUALCOMM Inc.
3.00%, 05/20/22	700	701,444

		1,909,544
SOFTWARE — 3.69%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	65,075
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	66,630
Microsoft Corp.
2.13%, 11/15/22	398	392,814
Oracle Corp.
2.50%, 10/15/22	896	885,959

		1,410,478
TELECOMMUNICATIONS — 4.16%
America Movil SAB de CV
3.13%, 07/16/22	600	595,194
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	314	299,572
Cisco Systems Inc.
3.00%, 06/15/22	150	154,896

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
Motorola Solutions Inc.
3.50%, 03/01/23	$66	$57,701
3.75%, 05/15/22	66	61,309
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	68,863
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	157	150,052
Vodafone Group PLC
2.95%, 02/19/23[a]	214	200,558

		1,588,145
TEXTILES — 0.18%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	66,903

		66,903
TRANSPORTATION — 2.51%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	133	132,318
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	81,184
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	64,567
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	67,005
4.16%, 07/15/22 (Call 04/15/22)	166	180,452
United Parcel Service Inc.
2.45%, 10/01/22	431	432,753

		958,279

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,908,167)		37,488,671

SHORT-TERM INVESTMENTS — 10.86%

MONEY MARKET FUNDS — 10.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	3,240	3,239,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	308	308,198
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	601	601,063

		4,149,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,149,128)		4,149,128

Value
TOTAL INVESTMENTS IN SECURITIES — 109.00%
(Cost: $42,057,295)	$41,637,799
Other Assets, Less Liabilities — (9.00)%	(3,437,620)

NET ASSETS — 100.00%	$38,200,179

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 96.43%

AUSTRALIA — 3.59%
Australia Government Bond
1.00%, 11/21/18[a]	AUD	150	$112,615
1.25%, 02/21/22[a]	AUD	179	143,935
1.25%, 08/21/40[a]	AUD	46	34,305
2.00%, 08/21/35[a]	AUD	110	96,507
2.50%, 09/20/30[a]	AUD	137	135,225
3.00%, 09/20/25[a]	AUD	226	228,373
4.00%, 08/20/20[a]	AUD	64	86,385

			837,345
BRAZIL — 10.25%
Brazil Notas do Tesouro Nacional
Series B
6.08%, 08/15/16	BRL	327	234,479
6.08%, 08/15/18	BRL	250	179,084
6.08%, 08/15/20	BRL	260	182,280
6.08%, 08/15/22	BRL	405	273,722
6.08%, 08/15/24	BRL	231	152,875
6.08%, 08/15/30	BRL	129	83,057
6.08%, 08/15/40	BRL	186	114,087
6.08%, 08/15/50	BRL	507	304,326
6.15%, 05/15/17	BRL	204	145,573
6.15%, 05/15/19	BRL	306	214,733
6.15%, 05/15/23	BRL	214	140,907
6.15%, 05/15/35	BRL	231	140,569
6.15%, 05/15/45	BRL	330	195,175
6.15%, 05/15/55	BRL	50	29,384

			2,390,251
CANADA — 4.46%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	110	91,744
1.50%, 12/01/44	CAD	173	150,328
2.00%, 12/01/41	CAD	153	144,245
3.00%, 12/01/36	CAD	152	159,352
4.00%, 12/01/31	CAD	216	237,558
4.25%, 12/01/21	CAD	129	115,663
4.25%, 12/01/26	CAD	137	140,852

			1,039,742
CHILE — 4.64%
Bonos de la Tesoreria de la Republica
2.00%, 03/01/35	CLP	25,629	37,525
2.98%, 01/01/24	CLP	38,444	60,656
2.98%, 01/01/30	CLP	38,444	62,831
2.98%, 01/01/40	CLP	102,516	177,163
2.99%, 03/01/27	CLP	25,629	41,743
3.00%, 01/01/44	CLP	25,629	44,980
3.04%, 03/01/38	CLP	12,815	21,893
4.48%, 10/15/23	CLP	25,629	44,771
Bonos del Banco Central de Chile en UF
2.99%, 03/01/18	CLP	128,145	190,531
3.00%, 02/01/16	CLP	64,073	91,531

Security	Principal (000s)		Value
3.00%, 02/01/21	CLP	102,516	$159,512
3.00%, 02/01/31	CLP	25,629	42,732
3.56%, 05/01/28	CLP	64,073	104,710

			1,080,578

COLOMBIA — 1.97%
Colombian TES
3.00%, 03/25/33	COP	246,601	61,401
3.50%, 03/10/21	COP	550,968	165,869
3.50%, 05/07/25	COP	83,104	23,691
4.25%, 05/17/17	COP	229,570	72,021
4.75%, 02/23/23	COP	429,985	136,118

			459,100
DENMARK — 0.71%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	1,107	166,083

			166,083
FRANCE — 13.80%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	1	1,142
0.10%, 03/01/25[a]	EUR	55	61,980
0.25%, 07/25/18[a]	EUR	14	15,057
0.25%, 07/25/24[a]	EUR	91	105,120
0.70%, 07/25/30[b]	EUR	74	89,059
1.00%, 07/25/17[a]	EUR	422	470,000
1.10%, 07/25/22[a]	EUR	190	230,194
1.30%, 07/25/19[a]	EUR	328	382,130
1.80%, 07/25/40[a]	EUR	157	237,206
1.85%, 07/25/27[a]	EUR	162	218,501
2.10%, 07/25/23[a]	EUR	345	449,537
2.25%, 07/25/20[a]	EUR	336	415,177
3.15%, 07/25/32[a]	EUR	162	267,083
3.40%, 07/25/29	EUR	144	232,296
French Treasury Note BTAN
0.45%, 07/25/16[a]	EUR	39	42,293

			3,216,775
GERMANY — 4.67%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	202	224,470
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	342	392,454
0.10%, 04/15/46[a]	EUR	34	40,982
0.50%, 04/15/30[a]	EUR	65	79,317
1.50%, 04/15/16[a]	EUR	79	84,634
1.75%, 04/15/20[a]	EUR	222	266,110

			1,087,967
ISRAEL — 4.30%
Israel Government Bond — CPI Linked
1.00%, 05/30/17	ILS	89	23,330
1.00%, 05/31/45	ILS	70	16,059
1.75%, 09/29/23	ILS	290	81,692
2.75%, 09/30/22	ILS	344	104,183
2.75%, 08/30/41	ILS	357	126,414

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2016

Security		Principal (000s)	Value
3.00%, 10/31/19	ILS	323	$99,440
3.50%, 04/30/18	ILS	544	175,537
4.00%, 05/30/36	ILS	341	156,601
Israel Government Bond — Galil
4.00%, 07/30/21	ILS	325	130,020
4.00%, 07/31/24	ILS	221	89,643

			1,002,919

ITALY — 9.88%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	279	317,417
2.10%, 09/15/16	EUR	122	133,363
2.10%, 09/15/17[a]	EUR	67	75,627
2.10%, 09/15/21[a]	EUR	251	301,987
2.35%, 09/15/19[a]	EUR	260	307,210
2.35%, 09/15/24[b]	EUR	141	175,042
2.35%, 09/15/35[a]	EUR	241	318,249
2.55%, 09/15/41[a]	EUR	111	150,130
2.60%, 09/15/23[a]	EUR	271	341,830
3.10%, 09/15/26[a]	EUR	136	182,188

			2,303,043

JAPAN — 4.22%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	39,602	341,018
0.10%, 03/10/24	JPY	44,821	385,955
0.10%, 09/10/24	JPY	9,500	82,001
0.10%, 03/10/25	JPY	10,020	86,283
1.20%, 12/10/17	JPY	3,811	33,321
1.40%, 06/10/18	JPY	6,355	56,377

			984,955

MEXICO — 4.29%
Mexican Udibonos
2.00%, 06/09/22	MXN	1,569	81,678
2.50%, 12/10/20	MXN	2,207	120,709
3.50%, 12/14/17	MXN	302	17,202
4.00%, 06/13/19	MXN	1,562	90,369
4.00%, 11/15/40	MXN	3,639	205,733
4.00%, 11/08/46	MXN	993	56,204
4.50%, 12/04/25	MXN	1,913	116,745
4.50%, 11/22/35	MXN	1,796	110,025
5.00%, 06/16/16	MXN	3,607	202,149

			1,000,814

NEW ZEALAND — 1.33%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	229	153,124
2.50%, 09/20/35[a]	NZD	81	54,063
3.00%, 09/20/30[a]	NZD	141	102,851

			310,038

SOUTH AFRICA — 3.74%
South Africa Government Bond — CPI Linked
2.00%, 01/31/25	ZAR	1,062	66,804
2.25%, 01/31/38	ZAR	1,446	95,409
2.50%, 01/31/17	ZAR	735	46,318
2.50%, 03/31/46	ZAR	719	50,005

Security		Principal (000s)	Value
2.50%, 12/31/50	ZAR	1,485	$104,972
2.60%, 03/31/28	ZAR	1,457	97,572
2.75%, 01/31/22	ZAR	955	62,511
3.45%, 12/07/33	ZAR	2,150	163,813
5.50%, 12/07/23	ZAR	2,355	185,061

			872,465

SOUTH KOREA — 1.19%
Inflation Linked Korea Treasury Bond
1.13%, 06/10/23	KRW	45,950	37,483
1.50%, 06/10/21	KRW	168,071	141,558
2.75%, 03/10/17	KRW	30,177	25,655
2.75%, 06/10/20	KRW	81,412	72,259

			276,955

SPAIN — 2.72%
Spain Government Inflation Linked Bond
0.55%, 11/30/19[b]	EUR	131	145,288
1.00%, 11/30/30[b]	EUR	128	135,029
1.80%, 11/30/24[b]	EUR	298	353,070

			633,387

SWEDEN — 3.69%
Sweden Inflation Linked Bond
0.13%, 06/01/19	SEK	250	30,506
0.13%, 06/01/32	SEK	155	18,690
0.25%, 06/01/22	SEK	1,005	127,375
0.50%, 06/01/17	SEK	390	47,960
1.00%, 06/01/25	SEK	995	134,582
3.50%, 12/01/28	SEK	1,530	328,778
4.00%, 12/01/20	SEK	925	172,741

			860,632

THAILAND — 0.81%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	5,198	137,822
1.25%, 03/12/28[a]	THB	2,036	49,996

			187,818

TURKEY — 4.42%
Turkey Government Bond
1.00%, 05/03/23	TRY	454	135,733
2.00%, 10/26/22	TRY	384	123,873
2.00%, 09/18/24	TRY	255	81,142
2.00%, 04/16/25	TRY	132	41,693
2.40%, 05/08/24	TRY	189	62,094
2.50%, 05/04/16	TRY	15	4,944
2.80%, 11/08/23	TRY	190	64,427
3.00%, 01/06/21	TRY	377	129,140
3.00%, 07/21/21	TRY	290	99,323
3.00%, 02/23/22	TRY	80	27,508
3.00%, 08/02/23	TRY	262	89,949
3.50%, 02/20/19	TRY	237	82,073
4.00%, 04/01/20	TRY	250	88,783

			1,030,682

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value
UNITED KINGDOM — 11.75%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	28	$42,230
0.13%, 03/22/24[a]	GBP	40	61,201
0.13%, 03/22/29[a]	GBP	65	103,488
0.13%, 03/22/44[a]	GBP	59	109,618
0.13%, 03/22/46[a]	GBP	29	55,281
0.13%, 03/22/58[a]	GBP	46	100,384
0.13%, 03/22/68[a]	GBP	46	114,133
0.25%, 03/22/52[a]	GBP	57	120,347
0.38%, 03/22/62[a]	GBP	50	125,790
0.50%, 03/22/50[a]	GBP	55	120,443
0.63%, 03/22/40[a]	GBP	64	127,524
0.63%, 11/22/42[a]	GBP	52	108,296
0.75%, 03/22/34[a]	GBP	46	85,264
0.75%, 11/22/47[a]	GBP	53	120,005
1.13%, 11/22/37[a]	GBP	58	122,250
1.25%, 11/22/17[a]	GBP	67	98,955
1.25%, 11/22/27[a]	GBP	107	191,795
1.25%, 11/22/32[a]	GBP	60	117,641
1.25%, 11/22/55[a]	GBP	48	139,734
1.88%, 11/22/22[a]	GBP	94	160,266
2.00%, 01/26/35[a]	GBP	33	109,022
2.50%, 07/26/16[a]	GBP	8	35,996
2.50%, 04/16/20[a]	GBP	27	138,356
2.50%, 07/17/24[a]	GBP	29	139,164
4.13%, 07/22/30[a]	GBP	20	93,393

			2,740,576

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $27,291,477)			22,482,125

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]		34	33,936

			33,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,936)			33,936

TOTAL INVESTMENTS IN SECURITIES — 96.57%
(Cost: $27,325,413)			22,516,061
Other Assets, Less Liabilities — 3.43%			798,898

NET ASSETS — 100.00%			$23,314,959

AUD BRL CAD CLP COP DKK EUR GBP ILS JPY KRW MXN NZD SEK THB TRY ZAR	— — — — — — — — — — — — — — — — —

Australian Dollar

Brazilian Real

Canadian Dollar

Chilean Peso

Colombian Peso

Danish Krone

Euro

British Pound

Israeli Shekel

Japanese Yen

South Korean Won

Mexican Peso

New Zealand Dollar

Swedish Krona

Thai Baht

Turkish Lira

South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

288

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.36%

AUSTRALIA — 4.14%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	350	$243,970
2.75%, 10/21/19[a]	AUD	810	589,495
2.75%, 04/21/24[a]	AUD	1,875	1,348,510
2.75%, 06/21/35[a]	AUD	450	298,171
3.25%, 10/21/18[a]	AUD	1,715	1,256,850
3.25%, 04/21/25[a]	AUD	1,913	1,426,204
3.25%, 04/21/29[a]	AUD	1,246	916,965
3.25%, 06/21/39[a]	AUD	554	390,904
3.75%, 04/21/37[a]	AUD	932	713,955
4.25%, 07/21/17[a]	AUD	1,839	1,344,264
4.25%, 04/21/26[a]	AUD	1,800	1,455,035
4.50%, 04/15/20[a]	AUD	878	684,097
4.50%, 04/21/33[a]	AUD	805	679,747
4.75%, 04/21/27[a]	AUD	1,120	947,367
5.25%, 03/15/19[a]	AUD	1,822	1,419,269
5.50%, 01/21/18[a]	AUD	2,534	1,916,443
5.50%, 04/21/23[a]	AUD	1,885	1,605,333
5.75%, 05/15/21[a]	AUD	1,987	1,657,695
5.75%, 07/15/22[a]	AUD	1,916	1,633,523
6.00%, 02/15/17[a]	AUD	543	399,996

			20,927,793
AUSTRIA — 4.61%
Austria Government Bond
0.25%, 10/18/19[b]	EUR	1,260	1,391,816
1.15%, 10/19/18[b]	EUR	675	761,304
1.20%, 10/20/25[b]	EUR	550	630,255
1.65%, 10/21/24[b]	EUR	875	1,048,138
1.75%, 10/20/23[b]	EUR	443	534,979
1.95%, 06/18/19[b]	EUR	1,025	1,194,840
2.40%, 05/23/34[b]	EUR	450	580,017
3.15%, 06/20/44[b]	EUR	579	877,864
3.20%, 02/20/17[b]	EUR	891	1,000,945
3.40%, 11/22/22[b]	EUR	1,052	1,394,375
3.50%, 09/15/21[b]	EUR	1,835	2,389,136
3.65%, 04/20/22[b]	EUR	754	1,001,773
3.80%, 01/26/62[b]	EUR	402	753,695
3.90%, 07/15/20[b]	EUR	920	1,180,178
4.00%, 09/15/16[b]	EUR	228	253,412
4.15%, 03/15/37[b]	EUR	1,205	1,990,520
4.30%, 09/15/17[b]	EUR	760	885,807
4.35%, 03/15/19[b]	EUR	1,123	1,394,102
4.65%, 01/15/18[b]	EUR	1,283	1,526,868
4.85%, 03/15/26[b]	EUR	800	1,225,010
6.25%, 07/15/27	EUR	748	1,297,708

			23,312,742
BELGIUM — 4.83%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	965	1,062,284
1.00%, 06/22/31[b]	EUR	250	261,476
1.25%, 06/22/18[a]	EUR	675	759,365
1.90%, 06/22/38[b]	EUR	200	230,363
2.25%, 06/22/23[a]	EUR	1,000	1,241,441
2.60%, 06/22/24[b]	EUR	1,125	1,435,191
2.75%, 03/28/16[b]	EUR	28	30,438

Security	Principal (000s)		Value
3.00%, 09/28/19[a]	EUR	794	$963,292
3.00%, 06/22/34[b]	EUR	375	513,445
3.25%, 09/28/16[b]	EUR	159	175,770
3.50%, 06/28/17[b]	EUR	875	998,971
3.75%, 09/28/20[b]	EUR	2,270	2,908,699
3.75%, 06/22/45[a]	EUR	500	804,331
4.00%, 03/28/17[b]	EUR	131	148,984
4.00%, 03/28/18[b]	EUR	917	1,087,206
4.00%, 03/28/19	EUR	585	719,917
4.00%, 03/28/22	EUR	677	911,729
4.00%, 03/28/32[a]	EUR	294	446,423
4.25%, 09/28/21[b]	EUR	1,348	1,813,722
4.25%, 09/28/22[a]	EUR	895	1,233,959
4.25%, 03/28/41[b]	EUR	956	1,618,609
4.50%, 03/28/26[b]	EUR	515	767,285
5.00%, 03/28/35[b]	EUR	1,131	1,972,938
5.50%, 09/28/17[b]	EUR	470	558,629
5.50%, 03/28/28	EUR	1,070	1,769,763

			24,434,230
CANADA — 3.82%
Canadian Government Bond
0.25%, 05/01/17	CAD	925	655,847
0.75%, 09/01/20	CAD	735	526,446
0.75%, 03/01/21	CAD	588	419,341
1.00%, 08/01/16	CAD	160	114,007
1.00%, 11/01/16	CAD	630	449,513
1.25%, 08/01/17	CAD	420	302,128
1.25%, 02/01/18	CAD	250	180,565
1.25%, 03/01/18	CAD	825	596,209
1.25%, 09/01/18	CAD	960	696,510
1.50%, 02/01/17	CAD	825	592,359
1.50%, 03/01/17	CAD	725	521,035
1.50%, 09/01/17	CAD	500	361,302
1.50%, 03/01/20	CAD	500	369,384
1.50%, 06/01/23	CAD	780	573,707
1.50%, 06/01/26	CAD	448	323,175
1.75%, 03/01/19	CAD	725	535,798
1.75%, 09/01/19	CAD	675	501,037
2.00%, 06/01/16	CAD	8	5,714
2.25%, 06/01/25	CAD	377	292,116
2.50%, 06/01/24	CAD	1,000	789,041
2.75%, 09/01/16	CAD	220	158,399
2.75%, 06/01/22	CAD	988	783,835
2.75%, 12/01/48	CAD	450	372,891
2.75%, 12/01/64	CAD	200	174,991
3.25%, 06/01/21	CAD	691	556,206
3.50%, 06/01/20	CAD	680	544,590
3.50%, 12/01/45	CAD	1,170	1,104,942
3.75%, 06/01/19	CAD	1,191	937,911
4.00%, 06/01/16	CAD	104	74,760
4.00%, 06/01/17	CAD	1,294	963,033
4.00%, 06/01/41	CAD	940	926,867
4.25%, 06/01/18	CAD	579	447,759
5.00%, 06/01/37	CAD	1,148	1,240,037
5.75%, 06/01/29	CAD	809	858,018
5.75%, 06/01/33	CAD	800	895,604
8.00%, 06/01/27	CAD	370	443,113
9.00%, 06/01/25	CAD	45	53,970

			19,342,160

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
DENMARK — 4.33%
Denmark Government Bond
1.50%, 11/15/23	DKK	11,824	$1,872,785
1.75%, 11/15/25	DKK	16,460	2,647,733
2.50%, 11/15/16	DKK	46	6,749
3.00%, 11/15/21	DKK	22,759	3,873,077
4.00%, 11/15/17	DKK	10,613	1,659,480
4.00%, 11/15/19	DKK	21,702	3,646,285
4.50%, 11/15/39	DKK	29,357	7,223,759
7.00%, 11/10/24	DKK	4,369	999,865

			21,929,733
FINLAND — 3.52%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	620	689,014
0.75%, 04/15/31[b]	EUR	852	875,562
0.88%, 09/15/25[b]	EUR	1,126	1,252,682
1.13%, 09/15/18[b]	EUR	1,185	1,333,371
1.50%, 04/15/23[b]	EUR	1,038	1,231,020
1.63%, 09/15/22[b]	EUR	1,080	1,290,909
1.75%, 04/15/16[b]	EUR	18	19,557
1.88%, 04/15/17[b]	EUR	805	895,091
2.00%, 04/15/24[b]	EUR	900	1,104,515
2.63%, 07/04/42[b]	EUR	805	1,134,708
2.75%, 07/04/28[b]	EUR	992	1,309,078
3.38%, 04/15/20[b]	EUR	1,045	1,304,362
3.50%, 04/15/21[b]	EUR	1,069	1,376,874
3.88%, 09/15/17[b]	EUR	1,259	1,457,518
4.00%, 07/04/25[b]	EUR	1,059	1,514,071
4.38%, 07/04/19[b]	EUR	810	1,018,482

			17,806,814
FRANCE — 6.75%
France Government Bond OAT
0.01%, 05/25/20[a]	EUR	1,632	1,780,818
0.25%, 11/25/20[a]	EUR	450	496,101
0.50%, 11/25/19[a]	EUR	400	445,266
0.50%, 05/25/25[a]	EUR	1,400	1,506,507
1.00%, 05/25/18[a]	EUR	100	111,703
1.00%, 11/25/18[a]	EUR	500	561,714
1.00%, 05/25/19[a]	EUR	125	141,112
1.00%, 11/25/25[a]	EUR	350	391,522
1.50%, 05/25/31[a]	EUR	462	520,746
1.75%, 05/25/23[a]	EUR	630	757,056
1.75%, 11/25/24[a]	EUR	1,171	1,407,277
2.25%, 10/25/22[a]	EUR	463	572,153
2.25%, 05/25/24[a]	EUR	455	567,228
2.50%, 10/25/20[a]	EUR	866	1,054,510
2.50%, 05/25/30[a]	EUR	625	799,811
2.75%, 10/25/27[a]	EUR	852	1,113,217
3.00%, 04/25/22[a]	EUR	625	800,234
3.25%, 04/25/16[a]	EUR	3	2,727
3.25%, 10/25/21[a]	EUR	550	707,044
3.25%, 05/25/45[a]	EUR	325	480,137
3.50%, 04/25/20[a]	EUR	580	727,152
3.50%, 04/25/26[a]	EUR	579	800,741
3.75%, 04/25/17[a]	EUR	233	264,479
3.75%, 10/25/19[a]	EUR	2,235	2,782,347

Security	Principal (000s)		Value
3.75%, 04/25/21[a]	EUR	550	$715,048
4.00%, 04/25/18[a]	EUR	825	980,599
4.00%, 10/25/38[a]	EUR	420	672,830
4.00%, 04/25/55[a]	EUR	421	737,693
4.00%, 04/25/60[a]	EUR	384	683,526
4.25%, 10/25/17[a]	EUR	240	280,675
4.25%, 10/25/18[a]	EUR	1,949	2,375,852
4.25%, 04/25/19[a]	EUR	150	186,350
4.25%, 10/25/23[a]	EUR	1,065	1,504,505
4.50%, 04/25/41[a]	EUR	629	1,098,653
4.75%, 04/25/35[a]	EUR	440	748,425
5.00%, 10/25/16[a]	EUR	493	554,216
5.50%, 04/25/29[a]	EUR	650	1,096,572
5.75%, 10/25/32[a]	EUR	856	1,560,417
6.00%, 10/25/25[a]	EUR	423	695,209
8.50%, 10/25/19[a]	EUR	250	359,530
8.50%, 04/25/23[a]	EUR	335	579,354
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	199	219,827
1.75%, 02/25/17[a]	EUR	249	275,592
2.25%, 02/25/16[a]	EUR	5	5,419
2.50%, 07/25/16[a]	EUR	25	27,421

			34,149,315
GERMANY — 5.74%
Bundesobligation
0.25%, 04/13/18[a]	EUR	660	725,840
0.25%, 10/11/19[a]	EUR	475	526,754
0.25%, 10/16/20[a]	EUR	400	444,324
0.50%, 04/07/17[a]	EUR	928	1,015,545
0.50%, 02/23/18[a]	EUR	325	358,844
0.50%, 04/12/19[a]	EUR	518	577,350
1.00%, 10/12/18[a]	EUR	340	382,502
1.25%, 10/14/16[a]	EUR	27	29,558
2.00%, 02/26/16[a]	EUR	60	65,010
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	725	806,359
1.00%, 08/15/24[a]	EUR	610	709,561
1.00%, 08/15/25[a]	EUR	656	759,659
1.50%, 09/04/22[a]	EUR	555	665,843
1.50%, 02/15/23[a]	EUR	405	487,027
1.50%, 05/15/23[a]	EUR	425	512,172
1.50%, 05/15/24[a]	EUR	525	635,305
1.75%, 07/04/22[a]	EUR	624	758,255
1.75%, 02/15/24[a]	EUR	325	399,906
2.00%, 01/04/22[a]	EUR	555	679,358
2.00%, 08/15/23[a]	EUR	613	764,708
2.25%, 09/04/20[a]	EUR	621	752,120
2.25%, 09/04/21[a]	EUR	478	589,862
2.50%, 01/04/21[a]	EUR	740	911,647
2.50%, 07/04/44[a]	EUR	412	607,477
2.50%, 08/15/46[a]	EUR	348	516,801
3.00%, 07/04/20[a]	EUR	200	248,681
3.25%, 01/04/20[a]	EUR	1,507	1,864,906
3.25%, 07/04/21[a]	EUR	375	483,201
3.25%, 07/04/42[a]	EUR	364	598,552
3.50%, 07/04/19[a]	EUR	681	836,336
3.75%, 01/04/19[a]	EUR	683	830,755

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
4.00%, 01/04/18[a]	EUR	590	$693,826
4.00%, 01/04/37[a]	EUR	589	1,008,685
4.25%, 07/04/17[a]	EUR	781	901,863
4.25%, 07/04/18[a]	EUR	780	941,134
4.25%, 07/04/39[a]	EUR	350	638,792
4.75%, 07/04/28[a]	EUR	364	595,605
4.75%, 07/04/34[a]	EUR	541	976,532
4.75%, 07/04/40[a]	EUR	382	751,638
5.50%, 01/04/31[a]	EUR	517	942,289
5.63%, 01/04/28[a]	EUR	415	718,030
6.00%, 06/20/16[a]	EUR	50	55,426
6.25%, 01/04/24[a]	EUR	125	202,228
6.25%, 01/04/30[a]	EUR	275	523,514
6.50%, 07/04/27[a]	EUR	300	545,408

			29,039,188
IRELAND — 4.21%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,130	1,265,429
2.00%, 02/18/45[a]	EUR	894	988,398
2.40%, 05/15/30[a]	EUR	1,285	1,580,611
3.40%, 03/18/24[a]	EUR	1,375	1,807,411
3.90%, 03/20/23[a]	EUR	938	1,262,304
4.40%, 06/18/19	EUR	1,359	1,695,829
4.50%, 10/18/18	EUR	1,961	2,396,300
4.50%, 04/18/20	EUR	1,856	2,393,168
4.60%, 04/18/16	EUR	66	72,147
5.00%, 10/18/20	EUR	1,570	2,097,362
5.40%, 03/13/25	EUR	2,593	3,922,999
5.50%, 10/18/17	EUR	391	465,426
5.90%, 10/18/19	EUR	1,014	1,340,813

			21,288,197
ITALY — 6.44%
Italy Buoni Poliennali Del Tesoro
0.65%, 11/01/20	EUR	420	459,362
0.70%, 05/01/20	EUR	462	508,246
0.75%, 01/15/18	EUR	100	109,820
1.05%, 12/01/19	EUR	2,325	2,596,290
1.15%, 05/15/17	EUR	345	378,985
1.35%, 04/15/22	EUR	213	238,673
1.45%, 09/15/22	EUR	140	157,364
1.50%, 12/15/16	EUR	75	82,245
1.50%, 08/01/19	EUR	450	509,708
1.50%, 06/01/25	EUR	450	494,767
1.65%, 03/01/32[b]	EUR	275	286,579
2.00%, 12/01/25	EUR	200	228,024
2.15%, 12/15/21	EUR	216	253,360
2.50%, 05/01/19	EUR	347	404,565
2.50%, 12/01/24	EUR	595	709,956
2.75%, 11/15/16	EUR	90	99,517
3.25%, 09/01/46[b]	EUR	475	586,845
3.50%, 11/01/17	EUR	241	276,848
3.50%, 06/01/18	EUR	297	347,587
3.50%, 12/01/18	EUR	525	623,825
3.50%, 03/01/30[b]	EUR	380	495,109
3.75%, 03/01/21	EUR	449	565,242
3.75%, 05/01/21	EUR	450	567,890
3.75%, 08/01/21[a]	EUR	651	824,537
3.75%, 09/01/24	EUR	350	455,758
4.00%, 09/01/20	EUR	466	587,603

Security	Principal (000s)		Value
4.00%, 02/01/37[a]	EUR	528	$731,432
4.25%, 02/01/19[a]	EUR	570	694,218
4.25%, 09/01/19	EUR	564	699,090
4.25%, 03/01/20	EUR	550	691,718
4.50%, 02/01/18	EUR	372	438,840
4.50%, 08/01/18	EUR	640	770,134
4.50%, 03/01/19	EUR	423	519,947
4.50%, 02/01/20[a]	EUR	489	619,078
4.50%, 05/01/23	EUR	397	535,721
4.50%, 03/01/24	EUR	525	714,293
4.50%, 03/01/26[a]	EUR	459	639,195
4.75%, 06/01/17	EUR	343	394,693
4.75%, 09/01/21	EUR	524	695,445
4.75%, 08/01/23[b]	EUR	620	851,986
4.75%, 09/01/28[b]	EUR	372	539,300
4.75%, 09/01/44[b]	EUR	299	467,964
5.00%, 03/01/22	EUR	439	595,315
5.00%, 03/01/25[b]	EUR	479	682,507
5.00%, 08/01/34[a]	EUR	477	740,172
5.00%, 08/01/39[a]	EUR	426	675,840
5.00%, 09/01/40[a]	EUR	312	492,986
5.25%, 08/01/17[a]	EUR	361	421,547
5.25%, 11/01/29	EUR	634	970,302
5.50%, 09/01/22	EUR	338	474,808
5.50%, 11/01/22	EUR	457	643,555
5.75%, 02/01/33	EUR	317	524,107
6.00%, 05/01/31	EUR	906	1,501,778
6.50%, 11/01/27	EUR	484	792,264
7.25%, 11/01/26	EUR	435	738,950
9.00%, 11/01/23	EUR	251	432,191
Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	55,537

			32,593,618
JAPAN — 22.22%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	695,227
0.10%, 03/20/18	JPY	62,450	517,814
0.10%, 06/20/19	JPY	111,950	930,027
0.10%, 09/20/19	JPY	14,100	117,186
0.10%, 03/20/20	JPY	93,800	780,237
0.10%, 06/20/20	JPY	119,000	990,276
0.10%, 09/20/20	JPY	229,050	1,906,886
0.20%, 03/20/17	JPY	19,750	163,640
0.20%, 06/20/17	JPY	191,150	1,584,888
0.20%, 09/20/17	JPY	136,400	1,131,715
0.20%, 12/20/17	JPY	100,000	830,199
0.20%, 09/20/18	JPY	106,200	883,566
0.20%, 12/20/18	JPY	181,000	1,506,711
0.20%, 03/20/19	JPY	152,250	1,268,417
0.20%, 06/20/19	JPY	50	417
0.20%, 09/20/19	JPY	47,600	396,967
0.30%, 03/20/17	JPY	28,800	238,893
0.30%, 03/20/18	JPY	123,000	1,024,202
0.30%, 06/20/18	JPY	80,500	670,870
0.30%, 09/20/18	JPY	52,000	433,765
0.40%, 03/20/18	JPY	8,200	68,424
0.40%, 06/20/18	JPY	36,300	303,230
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	49,500	431,793
1.70%, 03/20/54	JPY	15,000	142,718

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
1.90%, 03/20/53	JPY	25,900	$259,391
2.00%, 03/20/52	JPY	41,300	423,797
2.20%, 03/20/49	JPY	32,200	344,105
2.20%, 03/20/50	JPY	32,850	351,947
2.20%, 03/20/51	JPY	48,050	516,006
2.40%, 03/20/48	JPY	22,750	252,805
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	42,850	362,242
0.40%, 03/20/25	JPY	89,850	765,757
0.40%, 06/20/25	JPY	101,600	865,419
0.40%, 09/20/25	JPY	101,200	861,477
0.50%, 09/20/24	JPY	71,350	613,457
0.50%, 12/20/24	JPY	30,500	262,300
0.60%, 03/20/23	JPY	111,600	964,665
0.60%, 09/20/23	JPY	66,850	578,787
0.60%, 12/20/23	JPY	145,550	1,260,568
0.60%, 03/20/24	JPY	80,700	699,080
0.60%, 06/20/24	JPY	99,000	857,771
0.70%, 12/20/22	JPY	28,550	248,117
0.80%, 09/20/20	JPY	100,000	859,183
0.80%, 06/20/22	JPY	143,850	1,254,031
0.80%, 09/20/22	JPY	77,450	676,358
0.80%, 12/20/22	JPY	161,250	1,410,566
0.80%, 06/20/23	JPY	129,200	1,133,521
0.80%, 09/20/23	JPY	51,250	450,195
0.90%, 06/20/22	JPY	81,100	711,287
1.00%, 09/20/20	JPY	86,550	750,257
1.00%, 09/20/21	JPY	87,750	768,654
1.00%, 12/20/21	JPY	106,250	933,340
1.00%, 03/20/22	JPY	155,800	1,371,629
1.10%, 06/20/20	JPY	75,000	651,189
1.10%, 03/20/21	JPY	28,950	253,521
1.10%, 06/20/21	JPY	26,950	236,668
1.10%, 09/20/21	JPY	9,000	79,256
1.10%, 12/20/21	JPY	87,550	773,338
1.20%, 12/20/20	JPY	344,500	3,022,517
1.20%, 06/20/21	JPY	123,400	1,089,159
1.30%, 03/20/18	JPY	33,700	286,511
1.30%, 12/20/18	JPY	168,800	1,449,395
1.30%, 03/20/19	JPY	108,050	930,802
1.30%, 12/20/19	JPY	126,300	1,098,616
1.30%, 03/20/20	JPY	15,650	136,569
1.30%, 06/20/20	JPY	62,200	544,564
1.30%, 03/20/21	JPY	92,850	820,990
1.40%, 03/20/18	JPY	5,200	44,301
1.40%, 12/20/18	JPY	141,100	1,214,918
1.40%, 06/20/19	JPY	50,000	433,556
1.40%, 09/20/19	JPY	33,700	293,252
1.40%, 03/20/20	JPY	49,600	434,525
1.50%, 12/20/17	JPY	135,850	1,155,272
1.50%, 06/20/18	JPY	40,050	343,226
1.50%, 09/20/18	JPY	79,050	680,053
1.50%, 06/20/19	JPY	96,100	835,986
1.70%, 09/20/17	JPY	127,100	1,080,169
1.70%, 03/20/18	JPY	5,700	48,861
1.70%, 06/20/18	JPY	26,000	223,841
1.80%, 06/20/17	JPY	100,000	847,363
1.80%, 06/20/18	JPY	26,550	229,098
1.90%, 06/20/17	JPY	118,150	1,002,506

Security	Principal (000s)		Value
Japan Government Thirty Year Bond
1.10%, 03/20/33	JPY	53,500	$476,964
1.40%, 09/20/45	JPY	59,300	527,962
1.40%, 12/20/45	JPY	23,050	204,850
1.50%, 12/20/44	JPY	30,850	281,792
1.50%, 03/20/45	JPY	64,500	588,873
1.60%, 06/20/45	JPY	25,650	239,375
1.70%, 06/20/33	JPY	4,050	39,368
1.70%, 12/20/43	JPY	32,550	310,570
1.70%, 03/20/44	JPY	14,900	142,299
1.70%, 06/20/44	JPY	34,000	324,655
1.70%, 09/20/44	JPY	54,550	520,785
1.80%, 11/22/32	JPY	50,650	499,961
1.80%, 03/20/43	JPY	48,750	474,961
1.80%, 09/20/43	JPY	29,450	286,940
1.90%, 09/20/42	JPY	58,250	578,906
1.90%, 06/20/43	JPY	42,100	418,614
2.00%, 12/20/33	JPY	3,950	39,970
2.00%, 09/20/40	JPY	76,850	776,340
2.00%, 09/20/41	JPY	83,300	843,046
2.00%, 03/20/42	JPY	83,350	844,199
2.20%, 09/20/39	JPY	59,050	616,112
2.20%, 03/20/41	JPY	71,350	747,883
2.30%, 05/20/32	JPY	4,800	50,591
2.30%, 03/20/35	JPY	14,300	150,504
2.30%, 06/20/35	JPY	20,050	210,828
2.30%, 12/20/35	JPY	5,950	62,488
2.30%, 12/20/36	JPY	10,650	111,877
2.30%, 03/20/39	JPY	63,100	667,912
2.30%, 03/20/40	JPY	67,650	718,845
2.40%, 11/20/31	JPY	46,600	496,351
2.40%, 03/20/34	JPY	9,500	101,395
2.40%, 12/20/34	JPY	38,000	405,566
2.40%, 03/20/37	JPY	51,250	546,717
2.40%, 09/20/38	JPY	57,050	612,185
2.50%, 06/20/34	JPY	9,800	105,968
2.50%, 09/20/34	JPY	68,100	736,660
2.50%, 09/20/35	JPY	42,450	459,168
2.50%, 03/20/36	JPY	10,200	110,130
2.50%, 06/20/36	JPY	6,850	74,018
2.50%, 09/20/36	JPY	36,900	399,019
2.50%, 09/20/37	JPY	38,250	414,982
2.50%, 03/20/38	JPY	68,000	739,095
2.90%, 11/20/30	JPY	25,000	279,051
Japan Government Twenty Year Bond
0.80%, 06/20/23	JPY	8,850	77,616
1.00%, 12/20/35	JPY	21,150	180,227
1.20%, 12/20/34	JPY	92,050	820,987
1.20%, 03/20/35	JPY	100,050	890,107
1.20%, 09/20/35	JPY	115,600	1,023,122
1.30%, 06/20/35	JPY	81,300	733,409
1.40%, 09/20/34	JPY	96,000	885,898
1.50%, 06/20/32	JPY	4,900	46,531
1.50%, 03/20/33	JPY	46,400	438,877
1.50%, 03/20/34	JPY	71,300	670,655
1.50%, 06/20/34	JPY	81,000	760,550
1.60%, 06/20/30	JPY	27,700	267,221
1.60%, 03/20/32	JPY	5,150	49,633
1.60%, 06/20/32	JPY	4,800	46,180

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
1.60%, 03/20/33	JPY	38,100	$365,567
1.60%, 12/20/33	JPY	48,850	467,147
1.70%, 09/20/31	JPY	5,600	54,699
1.70%, 12/20/31	JPY	48,250	471,329
1.70%, 03/20/32	JPY	5,300	51,733
1.70%, 06/20/32	JPY	5,200	50,755
1.70%, 09/20/32	JPY	61,250	596,847
1.70%, 12/20/32	JPY	70,050	681,915
1.70%, 06/20/33	JPY	62,650	608,988
1.70%, 09/20/33	JPY	64,000	621,350
1.80%, 06/20/30	JPY	22,250	219,813
1.80%, 09/20/30	JPY	13,600	134,537
1.80%, 06/20/31	JPY	6,200	61,332
1.80%, 09/20/31	JPY	59,000	583,840
1.80%, 12/20/31	JPY	40,850	404,329
1.80%, 03/20/32	JPY	46,750	462,449
1.80%, 12/20/32	JPY	16,950	167,296
1.90%, 06/20/22	JPY	15,000	139,493
1.90%, 03/20/24	JPY	18,050	172,182
1.90%, 03/20/25	JPY	14,500	139,899
1.90%, 06/20/25	JPY	19,200	185,805
1.90%, 12/20/28	JPY	63,050	626,839
1.90%, 03/20/29	JPY	47,350	471,329
1.90%, 09/20/30	JPY	46,200	462,324
1.90%, 03/20/31	JPY	7,300	73,094
1.90%, 06/20/31	JPY	59,400	595,109
2.00%, 12/20/24	JPY	23,300	226,035
2.00%, 03/20/25	JPY	7,050	68,549
2.00%, 06/20/25	JPY	13,800	134,610
2.00%, 09/20/25	JPY	20,650	201,963
2.00%, 12/20/25	JPY	10,800	105,841
2.00%, 03/20/27	JPY	15,050	149,317
2.00%, 06/20/30	JPY	43,700	441,887
2.00%, 12/20/30	JPY	54,050	547,541
2.00%, 03/20/31	JPY	14,350	145,477
2.10%, 12/20/21	JPY	41,850	389,967
2.10%, 03/20/24	JPY	36,900	356,951
2.10%, 09/20/24	JPY	28,400	276,620
2.10%, 03/20/25	JPY	47,750	467,868
2.10%, 06/20/25	JPY	14,150	139,114
2.10%, 09/20/25	JPY	18,850	185,847
2.10%, 12/20/25	JPY	500	4,940
2.10%, 03/20/26	JPY	9,600	95,098
2.10%, 12/20/26	JPY	32,000	319,495
2.10%, 03/20/27	JPY	51,350	514,098
2.10%, 06/20/27	JPY	5,450	54,685
2.10%, 09/20/27	JPY	11,450	115,197
2.10%, 12/20/27	JPY	73,850	744,490
2.10%, 06/20/28	JPY	18,450	186,696
2.10%, 09/20/28	JPY	54,750	554,668
2.10%, 12/20/28	JPY	43,000	436,624
2.10%, 03/20/29	JPY	46,500	472,893
2.10%, 06/20/29	JPY	55,850	568,852
2.10%, 09/20/29	JPY	74,900	763,997
2.10%, 12/20/29	JPY	59,950	612,320
2.10%, 03/20/30	JPY	62,300	636,673
2.10%, 12/20/30	JPY	61,050	625,543

Security	Principal (000s)		Value
2.20%, 09/21/20	JPY	72,000	$657,465
2.20%, 03/20/24	JPY	14,750	143,674
2.20%, 06/20/24	JPY	50,000	488,713
2.20%, 03/20/26	JPY	10,700	106,881
2.20%, 06/20/26	JPY	300	3,006
2.20%, 09/20/26	JPY	21,200	213,007
2.20%, 09/20/27	JPY	19,050	193,452
2.20%, 03/20/28	JPY	50,000	509,883
2.20%, 09/20/28	JPY	59,100	605,084
2.20%, 06/20/29	JPY	24,450	251,633
2.20%, 12/20/29	JPY	56,650	584,834
2.20%, 03/20/30	JPY	67,200	694,697
2.20%, 03/20/31	JPY	84,850	880,796
2.30%, 09/20/18	JPY	3,150	27,644
2.30%, 03/20/26	JPY	100,150	1,008,664
2.30%, 06/20/26	JPY	16,050	162,197
2.30%, 06/20/27	JPY	24,000	245,372
2.30%, 06/20/28	JPY	16,100	166,117
2.40%, 06/20/24	JPY	50,000	495,626
2.40%, 03/20/28	JPY	15,000	155,894
2.40%, 06/20/28	JPY	50,000	521,175
2.50%, 12/21/20	JPY	119,000	1,106,696
2.60%, 03/20/18	JPY	40,000	349,221
Japan Government Two Year Bond
0.10%, 04/15/17	JPY	148,400	1,228,350
0.10%, 12/15/17	JPY	3,700	30,668

			112,438,195
NETHERLANDS — 4.31%
Netherlands Government Bond
0.01%, 04/15/16[b]	EUR	20	21,656
0.01%, 04/15/18[b]	EUR	150	163,853
0.25%, 01/15/20	EUR	360	398,579
0.25%, 07/15/25[b]	EUR	920	977,011
0.50%, 04/15/17[b]	EUR	570	623,895
1.25%, 01/15/18[b]	EUR	676	755,698
1.25%, 01/15/19[b]	EUR	925	1,049,930
1.75%, 07/15/23[b]	EUR	928	1,124,925
2.00%, 07/15/24[b]	EUR	820	1,015,373
2.25%, 07/15/22[b]	EUR	683	847,675
2.50%, 01/15/17[b]	EUR	915	1,017,807
2.50%, 01/15/33[b]	EUR	751	1,006,205
2.75%, 01/15/47[b]	EUR	610	921,364
3.25%, 07/15/21[b]	EUR	1,075	1,380,123
3.50%, 07/15/20[b]	EUR	1,296	1,639,364
3.75%, 01/15/23	EUR	681	926,691
3.75%, 01/15/42[b]	EUR	936	1,612,645
4.00%, 07/15/16[b]	EUR	275	303,455
4.00%, 07/15/18[b]	EUR	725	870,019
4.00%, 07/15/19[b]	EUR	802	999,219
4.00%, 01/15/37[b]	EUR	902	1,514,668
4.50%, 07/15/17[b]	EUR	680	789,503
5.50%, 01/15/28	EUR	825	1,389,317
7.50%, 01/15/23	EUR	288	473,407

			21,822,382

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal (000s)		Value
NORWAY — 1.88%
Norway Government Bond
1.75%, 03/13/25[b]	NOK	6,750	$802,425
2.00%, 05/24/23[b]	NOK	11,386	1,384,768
3.00%, 03/14/24[b]	NOK	13,300	1,733,461
3.75%, 05/25/21[b]	NOK	14,781	1,947,107
4.25%, 05/19/17[b]	NOK	15,580	1,868,928
4.50%, 05/22/19[b]	NOK	13,543	1,750,336

			9,487,025
PORTUGAL — 4.23%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	650	706,793
2.88%, 10/15/25[b]	EUR	1,965	2,163,064
3.85%, 04/15/21[b]	EUR	1,715	2,064,416
3.88%, 02/15/30[b]	EUR	758	870,812
4.10%, 04/15/37[b]	EUR	1,456	1,674,879
4.10%, 02/15/45[b]	EUR	550	621,334
4.20%, 10/15/16[b]	EUR	313	348,761
4.35%, 10/16/17[b]	EUR	1,283	1,488,648
4.45%, 06/15/18[b]	EUR	1,148	1,361,418
4.75%, 06/14/19[b]	EUR	2,165	2,643,515
4.80%, 06/15/20[b]	EUR	1,983	2,463,472
4.95%, 10/25/23[b]	EUR	1,558	1,994,532
5.65%, 02/15/24[b]	EUR	2,260	3,003,299
6.40%, 02/15/16[b]	EUR	17	18,959

			21,423,902
SPAIN — 4.33%
Spain Government Bond
0.25%, 04/30/18	EUR	650	706,589
0.50%, 10/31/17	EUR	175	191,061
1.15%, 07/30/20	EUR	100	111,611
1.40%, 01/31/20	EUR	595	671,124
1.60%, 04/30/25[b]	EUR	575	631,692
1.95%, 07/30/30[b]	EUR	300	320,408
2.15%, 10/31/25[b]	EUR	922	1,054,645
2.75%, 04/30/19	EUR	771	903,700
2.75%, 10/31/24[b]	EUR	365	438,706
3.75%, 10/31/18	EUR	625	744,454
3.80%, 01/31/17[b]	EUR	81	91,014
3.80%, 04/30/24[b]	EUR	425	548,592
4.00%, 04/30/20[b]	EUR	681	848,476
4.10%, 07/30/18[b]	EUR	640	762,106
4.20%, 01/31/37[b]	EUR	404	557,261
4.25%, 10/31/16	EUR	20	22,338
4.30%, 10/31/19[b]	EUR	652	811,363
4.40%, 10/31/23[b]	EUR	640	857,170
4.50%, 01/31/18	EUR	552	650,546
4.60%, 07/30/19[b]	EUR	689	859,431
4.65%, 07/30/25[b]	EUR	495	685,659
4.70%, 07/30/41[b]	EUR	378	562,037
4.80%, 01/31/24[b]	EUR	456	626,965
4.85%, 10/31/20[b]	EUR	494	643,588
4.90%, 07/30/40[b]	EUR	381	579,715
5.15%, 10/31/28[b]	EUR	380	561,152
5.15%, 10/31/44[b]	EUR	335	535,804
5.40%, 01/31/23[b]	EUR	859	1,203,171

Security	Principal (000s)		Value
5.50%, 07/30/17[b]	EUR	582	$681,522
5.50%, 04/30/21[b]	EUR	716	970,456
5.75%, 07/30/32	EUR	501	810,994
5.85%, 01/31/22[b]	EUR	546	766,048
5.90%, 07/30/26[b]	EUR	400	610,001
6.00%, 01/31/29	EUR	568	901,671

			21,921,070
SWEDEN — 3.62%
Sweden Government Bond
1.00%, 11/12/26	SEK	8,470	1,002,284
1.50%, 11/13/23	SEK	17,715	2,233,420
2.50%, 05/12/25	SEK	14,350	1,956,639
3.00%, 07/12/16	SEK	30	3,552
3.50%, 06/01/22	SEK	21,535	3,026,420
3.50%, 03/30/39	SEK	11,165	1,764,158
3.75%, 08/12/17	SEK	16,215	2,016,231
4.25%, 03/12/19	SEK	23,835	3,181,595
5.00%, 12/01/20	SEK	21,725	3,150,203

			18,334,502
SWITZERLAND — 2.21%
Switzerland Government Bond
1.50%, 04/30/42[a]	CHF	50	63,466
2.00%, 04/28/21[a]	CHF	1,100	1,231,991
2.25%, 07/06/20[a]	CHF	1,159	1,291,171
3.00%, 01/08/18[a]	CHF	1,730	1,819,906
3.00%, 05/12/19[a]	CHF	1,697	1,874,294
4.00%, 02/11/23[a]	CHF	1,098	1,422,637
4.00%, 04/08/28[a]	CHF	1,525	2,251,520
4.25%, 06/05/17[a]	CHF	1,193	1,245,568

			11,200,553
UNITED KINGDOM — 5.17%
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	1,225	1,769,720
1.50%, 01/22/21[a]	GBP	50	72,584
1.75%, 01/22/17[a]	GBP	193	277,271
1.75%, 07/22/19[a]	GBP	400	587,335
1.75%, 09/07/22[a]	GBP	482	706,753
2.00%, 07/22/20[a]	GBP	625	929,039
2.00%, 09/07/25[a]	GBP	350	515,359
2.25%, 09/07/23[a]	GBP	588	887,529
2.50%, 07/22/65[a]	GBP	150	231,446
2.75%, 09/07/24[a]	GBP	425	664,576
3.25%, 01/22/44[a]	GBP	553	928,454
3.50%, 01/22/45[a]	GBP	448	788,398
3.50%, 07/22/68[a]	GBP	400	792,944
3.75%, 09/07/19[a]	GBP	325	511,467
3.75%, 09/07/20[a]	GBP	772	1,237,636
3.75%, 09/07/21[a]	GBP	314	511,673
3.75%, 07/22/52[a]	GBP	393	764,244
4.00%, 03/07/22[a]	GBP	325	540,644
4.00%, 01/22/60[a]	GBP	271	577,593
4.25%, 12/07/27[a]	GBP	244	439,766
4.25%, 06/07/32[a]	GBP	626	1,159,289
4.25%, 03/07/36[a]	GBP	415	781,350
4.25%, 09/07/39[a]	GBP	279	534,663
4.25%, 12/07/40[a]	GBP	395	764,250

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2016

Security	Principal or Shares (000s)		Value
4.25%, 12/07/46[a]	GBP	305	$617,594
4.25%, 12/07/49[a]	GBP	300	623,359
4.25%, 12/07/55[a]	GBP	307	671,007
4.50%, 03/07/19[a]	GBP	291	463,589
4.50%, 09/07/34[a]	GBP	452	871,508
4.50%, 12/07/42[a]	GBP	448	911,278
4.75%, 03/07/20[a]	GBP	375	617,582
4.75%, 12/07/30[a]	GBP	346	668,792
4.75%, 12/07/38[a]	GBP	308	629,365
5.00%, 03/07/18[a]	GBP	919	1,431,564
5.00%, 03/07/25[a]	GBP	383	706,369
6.00%, 12/07/28[a]	GBP	205	433,655
8.00%, 06/07/21[a]	GBP	171	331,236
8.75%, 08/25/17[a]	GBP	125	201,082

			26,151,963
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $526,637,556)			487,603,382

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]		219	219,468

			219,468

TOTAL SHORT-TERM INVESTMENTS (Cost: $219,468)			219,468

TOTAL INVESTMENTS IN SECURITIES — 96.40% (Cost: $526,857,024)			487,822,850
Other Assets, Less Liabilities — 3.60%			18,206,391

NET ASSETS — 100.00%			$506,029,241

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

295

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 18.65%

AZERBAIJAN — 0.26%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	$14,035	$11,368,350

		11,368,350
BRAZIL — 0.33%
Caixa Economica Federal
4.25%, 05/13/19[b]	8,035	7,261,230
4.50%, 10/03/18[b]	7,850	7,361,730

		14,622,960
CHILE — 1.58%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	20,059	18,477,950
3.75%, 11/04/20[b]	11,294	11,280,447
3.88%, 11/03/21[b]	15,581	15,237,439
4.50%, 09/16/25[b]	26,060	24,908,669

		69,904,505
CHINA — 4.14%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	8,700	8,864,373
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	9,600	9,731,938
China Development Bank Corp.
2.50%, 10/09/20	5,900	5,980,223
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	12,504	12,950,519
Export-Import Bank of China (The)
2.50%, 07/31/19[b]	12,040	12,205,550
3.63%, 07/31/24[b]	13,029	13,637,975
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	11,677	12,377,620
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	13,409	13,795,179
4.88%, 05/17/42[b]	10,109	10,614,450
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	12,850	13,525,120
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	10,346	10,888,801
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	23,170	22,968,421
3.25%, 04/28/25[b]	5,290	5,098,502
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	8,825	8,891,102
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	6,150	6,257,809
4.13%, 05/07/24[b]	13,800	14,917,966

		182,705,548
INDONESIA — 1.36%
Majapahit Holding BV
7.75%, 01/20/20[b]	6,150	6,863,400

Security	Principal (000s)	Value
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	$6,400	$5,680,000
Pertamina Persero PT
4.30%, 05/20/23[b]	8,844	7,992,765
4.88%, 05/03/22[b]	6,596	6,257,955
5.25%, 05/23/21[b]	4,802	4,741,975
5.63%, 05/20/43[b]	9,820	7,646,098
6.00%, 05/03/42[b]	6,473	5,277,631
6.45%, 05/30/44[b]	7,600	6,574,000
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	5,660	4,464,325
5.50%, 11/22/21[b]	4,700	4,794,000

		60,292,149
KAZAKHSTAN — 1.60%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	16,730	14,454,720
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	11,975	9,993,137
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	17,098	18,235,017
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	12,272	11,995,880
7.00%, 05/05/20[b]	16,024	16,184,240

		70,862,994
MALAYSIA — 3.01%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	41,000	36,028,750
Petronas Capital Ltd.
3.50%, 03/18/25[b]	17,435	17,222,628
4.50%, 03/18/45[b]	20,056	19,440,965
5.25%, 08/12/19[b]	40,347	43,820,877
7.88%, 05/22/22[b]	12,936	16,368,496

		132,881,716
MEXICO — 3.15%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	4,300	4,267,750
Comision Federal de Electricidad
4.88%, 05/26/21[b]	4,736	4,789,280
4.88%, 01/15/24[b]	5,400	5,332,500
Petroleos Mexicanos
3.50%, 07/18/18	3,200	3,132,000
3.50%, 07/23/20[b]	7,730	7,188,900
3.50%, 01/30/23	10,253	8,715,050
4.25%, 01/15/25[b]	6,722	5,774,198
4.50%, 01/23/26[b]	6,090	5,237,400
4.88%, 01/24/22	8,125	7,617,187
4.88%, 01/18/24	5,210	4,689,000
5.50%, 01/21/21	9,318	9,168,912
5.50%, 06/27/44	10,022	7,532,535
5.63%, 01/23/46[b]	13,093	10,081,610
5.75%, 03/01/18	10,182	10,462,005
6.00%, 03/05/20	2,828	2,870,420
6.38%, 01/23/45	10,925	9,150,234

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Principal (000s)	Value
6.50%, 06/02/41	$10,667	$9,028,549
6.63%, 06/15/35	13,491	11,942,368
8.00%, 05/03/19	11,407	12,228,304

		139,208,202
PHILIPPINES — 0.55%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	9,048	10,450,440
7.39%, 12/02/24[b]	10,666	13,825,803

		24,276,243
RUSSIA — 0.86%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	6,000	5,910,000
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	8,690	8,320,675
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	4,300	3,950,625
6.03%, 07/05/22[b]	6,200	5,797,000
6.80%, 11/22/25[b]	6,100	5,833,125
6.90%, 07/09/20[b]	8,078	8,017,415

		37,828,840
SOUTH AFRICA — 1.05%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	19,647	17,132,184
6.75%, 08/06/23[b]	7,738	6,654,680
7.13%, 02/11/25[b]	14,439	12,468,076
Transnet SOC Ltd.
4.00%, 07/26/22[b]	11,427	10,038,620

		46,293,560
VENEZUELA — 0.76%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	15,192	4,425,488
5.50%, 04/12/37[b]	7,673	2,233,994
6.00%, 05/16/24[b]	23,066	6,850,602
6.00%, 11/15/26[b]	20,762	6,101,952
9.00%, 11/17/21[b]	11,667	3,848,943
9.75%, 05/17/35[b]	14,789	4,939,603
12.75%, 02/17/22[b]	13,754	5,226,520

		33,627,102

TOTAL CORPORATE BONDS & NOTES (Cost: $900,920,763)		823,872,169

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.44%

ANGOLA — 0.38%
Angolan Government International Bond
9.50%, 11/12/25[b]	20,200	16,766,000

		16,766,000
ARGENTINA — 2.95%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	70,359	42,918,990
8.28%, 12/31/33[c]	78,286	87,540,748

		130,459,738

Security	Principal (000s)	Value
AZERBAIJAN — 0.32%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	$16,230	$14,282,400

		14,282,400
BRAZIL — 3.70%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[b]	9,723	8,254,827
6.37%, 06/16/18[b]	7,800	7,841,340
6.50%, 06/10/19[b]	4,885	4,762,875
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	8,681	6,554,155
Brazilian Government International Bond
2.63%, 01/05/23	14,355	11,304,562
4.25%, 01/07/25	28,012	23,432,038
4.88%, 01/22/21	20,245	19,182,137
5.00%, 01/27/45	22,123	15,375,485
5.63%, 01/07/41	14,706	11,103,030
5.88%, 01/15/19	11,522	11,954,075
7.13%, 01/20/37	14,252	12,933,690
8.25%, 01/20/34	11,145	11,228,587
8.88%, 04/15/24	7,513	8,433,343
10.13%, 05/15/27	8,863	10,879,333

		163,239,477
COLOMBIA — 3.66%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	10,185	8,896,598
4.00%, 02/26/24 (Call 11/26/23)	21,522	20,209,158
4.38%, 07/12/21	18,650	18,650,000
5.00%, 06/15/45 (Call 12/15/44)	20,896	16,951,880
5.63%, 02/26/44 (Call 08/26/43)	23,288	20,435,220
6.13%, 01/18/41	23,031	21,390,041
7.38%, 03/18/19	20,766	23,081,409
7.38%, 09/18/37	18,308	19,223,400
8.13%, 05/21/24	10,998	13,032,630

		161,870,336
COSTA RICA — 0.75%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	12,984	11,458,380
7.00%, 04/04/44[b]	14,170	11,902,800
7.16%, 03/12/45[b]	11,835	9,941,400

		33,302,580
CROATIA — 2.37%
Croatia Government International Bond
5.50%, 04/04/23[b]	19,546	20,371,819
6.00%, 01/26/24[b]	22,060	23,653,835
6.38%, 03/24/21[b]	20,761	22,473,782
6.63%, 07/14/20[b]	16,015	17,456,350
6.75%, 11/05/19[b]	19,187	20,827,488

		104,783,274

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Principal (000s)	Value
DOMINICAN REPUBLIC — 2.10%
Dominican Republic International Bond
5.50%, 01/27/25[b]	$19,860	$18,618,750
5.88%, 04/18/24[b]	7,990	7,720,338
6.85%, 01/27/45[b]	27,707	25,005,567
7.45%, 04/30/44[b]	21,296	20,550,640
7.50%, 05/06/21[b]	19,630	20,709,650

		92,604,945
ECUADOR — 0.74%
Ecuador Government International Bond
7.95%, 06/20/24[b]	26,722	18,504,985
10.50%, 03/24/20[b]	19,429	14,377,460

		32,882,445
EGYPT — 0.66%
Egypt Government International Bond
5.75%, 04/29/20[b]	12,274	12,166,603
5.88%, 06/11/25[b]	20,540	17,048,200

		29,214,803
EL SALVADOR — 0.25%
El Salvador Government International Bond
7.65%, 06/15/35[b]	14,017	11,055,909

		11,055,909
ETHIOPIA — 0.24%
Ethiopia International Bond
6.63%, 12/11/24[b]	12,390	10,639,913

		10,639,913
GABON — 0.33%
Gabon Government International Bond
6.38%, 12/12/24[b]	19,184	14,579,840

		14,579,840
GHANA — 0.42%
Ghana Government International Bond
7.88%, 08/07/23[b]	12,568	9,033,250
8.13%, 01/18/26[b]	13,212	9,430,065

		18,463,315
HUNGARY — 3.96%
Hungary Government International Bond
4.00%, 03/25/19	11,942	12,404,753
5.38%, 02/21/23	23,130	25,298,438
5.38%, 03/25/24	23,130	25,471,912
5.75%, 11/22/23	23,330	26,158,762
6.25%, 01/29/20	23,368	25,967,690
6.38%, 03/29/21	35,196	39,859,470
7.63%, 03/29/41	14,450	19,652,000

		174,813,025
INDONESIA — 3.89%
Indonesia Government International Bond
3.38%, 04/15/23[b]	9,860	9,330,025

Security	Principal (000s)	Value
3.75%, 04/25/22[b]	$11,651	$11,359,725
4.13%, 01/15/25[b]	8,100	7,948,125
4.63%, 04/15/43[b]	7,670	6,826,300
4.75%, 01/08/26[b]	1,000	1,017,500
4.88%, 05/05/21[b]	14,406	15,126,300
5.13%, 01/15/45[b]	12,724	11,944,655
5.25%, 01/17/42[b]	10,032	9,442,620
5.38%, 10/17/23[b]	4,864	5,186,240
5.88%, 03/13/20[b]	9,492	10,417,470
5.88%, 01/15/24[b]	9,666	10,511,775
5.95%, 01/08/46[b]	1,000	1,036,250
6.63%, 02/17/37[b]	9,142	9,793,368
6.75%, 01/15/44[b]	11,191	12,240,156
7.75%, 01/17/38[b]	10,306	12,251,257
8.50%, 10/12/35[b]	14,693	18,568,279
11.63%, 03/04/19[b]	14,935	18,762,094

		171,762,139
IRAQ — 0.49%
Iraq International Bond
5.80%, 01/15/28[b] (Call 03/17/16)	34,605	21,628,125

		21,628,125
IVORY COAST — 0.89%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/16)[b,d]	34,352	29,757,420
6.38%, 03/03/28[b]	10,850	9,534,438

		39,291,858
JAMAICA — 0.41%
Jamaica Government International Bond
6.75%, 04/28/28	18,159	18,000,109

		18,000,109
KAZAKHSTAN — 1.74%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	11,000	8,992,500
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	16,260	15,390,090
4.88%, 10/14/44[b]	10,840	8,943,000
5.13%, 07/21/25[b]	27,600	27,393,000
6.50%, 07/21/45[b]	16,500	16,046,250

		76,764,840
KENYA — 0.51%
Kenya Government International Bond
6.88%, 06/24/24[b]	25,575	22,729,781

		22,729,781
LEBANON — 3.07%
Lebanese Republic
6.65%, 02/26/30[b]	17,950	17,164,688

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Lebanon Government International Bond
5.15%, 11/12/18[b]	$13,538	$13,334,930
6.00%, 01/27/23[b]	15,072	14,525,640
6.10%, 10/04/22[b]	19,328	18,724,000
6.38%, 03/09/20	15,719	15,699,351
6.60%, 11/27/26[b]	20,751	20,050,654
6.75%, 11/29/27[b]	13,817	13,557,931
8.25%, 04/12/21[b]	21,188	22,724,130

		135,781,324
LITHUANIA — 1.76%
Lithuania Government International Bond
6.13%, 03/09/21[b]	19,693	22,819,264
6.63%, 02/01/22[b]	17,236	20,812,470
7.38%, 02/11/20[b]	29,051	34,316,494

		77,948,228
MEXICO — 3.41%
Mexico Government International Bond
3.50%, 01/21/21	2,600	2,632,500
3.60%, 01/30/25	17,401	16,922,472
3.63%, 03/15/22	13,100	13,152,400
4.00%, 10/02/23	14,862	14,995,758
4.60%, 01/23/46	8,380	7,416,300
4.75%, 03/08/44	20,128	18,165,520
5.13%, 01/15/20	8,294	8,949,226
5.55%, 01/21/45	10,797	10,850,985
5.75%, 10/12/49	11,662	10,758,195
5.95%, 03/19/19	11,924	13,176,020
6.05%, 01/11/40	17,486	18,710,020
6.75%, 09/27/34	7,506	9,007,200
8.30%, 08/15/31	3,978	5,778,045

		150,514,641
MONGOLIA — 0.20%
Mongolia Government International Bond
5.13%, 12/05/22[b]	11,715	8,669,100

		8,669,100
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[b]	18,271	18,271,000

		18,271,000
PAKISTAN — 0.60%
Pakistan Government International Bond
7.25%, 04/15/19[b]	10,655	10,850,253
8.25%, 04/15/24[b]	15,316	15,439,370

		26,289,623
PANAMA — 1.95%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	17,993	17,723,105
4.00%, 09/22/24 (Call 06/22/24)	16,029	15,948,855
5.20%, 01/30/20	19,736	21,462,900
6.70%, 01/26/36	26,098	31,187,110

		86,321,970

Security	Principal (000s)	Value
PARAGUAY — 0.28%
Republic of Paraguay
6.10%, 08/11/44[b]	$12,911	$12,442,976

		12,442,976
PERU — 3.27%
Peruvian Government International Bond
4.13%, 08/25/27	16,376	16,187,676
5.63%, 11/18/50	35,323	36,382,690
6.55%, 03/14/37	14,424	16,659,720
7.35%, 07/21/25	29,481	36,924,952
8.75%, 11/21/33	27,482	38,406,095

		144,561,133
PHILIPPINES — 4.57%
Philippine Government International Bond
3.95%, 01/20/40	15,158	16,162,217
4.00%, 01/15/21	12,548	13,661,635
4.20%, 01/21/24	13,278	14,672,190
5.00%, 01/13/37	10,330	12,434,738
5.50%, 03/30/26	9,740	11,834,100
6.38%, 01/15/32	13,178	17,526,740
6.38%, 10/23/34	22,971	31,240,560
7.75%, 01/14/31	18,538	27,042,307
8.38%, 06/17/19	10,155	12,363,713
9.50%, 02/02/30	15,467	25,095,207
10.63%, 03/16/25	12,476	19,992,790

		202,026,197
POLAND — 3.76%
Poland Government International Bond
3.00%, 03/17/23	25,763	25,376,555
4.00%, 01/22/24	25,877	27,073,811
5.00%, 03/23/22	34,802	38,456,210
5.13%, 04/21/21	25,691	28,420,669
6.38%, 07/15/19	41,128	46,526,050

		165,853,295
ROMANIA — 1.93%
Romanian Government International Bond
4.38%, 08/22/23[b]	21,334	22,400,700
4.88%, 01/22/24[b]	11,478	12,396,240
6.13%, 01/22/44[b]	8,372	9,870,588
6.75%, 02/07/22[b]	34,775	40,782,381

		85,449,909
RUSSIA — 4.68%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[b]	4,000	3,999,000
4.50%, 04/04/22[b]	10,400	10,467,600
4.88%, 09/16/23[b]	20,400	20,757,000
5.00%, 04/29/20[b]	19,700	20,438,750
5.63%, 04/04/42[b]	16,200	15,349,500
5.88%, 09/16/43[b]	7,400	7,159,500
7.50%, 03/31/30[b,d]	71,465	85,758,540
11.00%, 07/24/18[b]	16,267	18,991,723
12.75%, 06/24/28[b]	14,939	23,734,336

		206,655,949

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Principal (000s)	Value
SERBIA — 1.46%
Serbia International Bond
4.88%, 02/25/20[b]	$17,308	$17,645,506
5.88%, 12/03/18[b]	16,331	17,078,143
7.25%, 09/28/21[b]	26,397	29,617,434

		64,341,083
SLOVAKIA — 0.46%
Slovakia Government International Bond
4.38%, 05/21/22[b]	18,009	20,125,058

		20,125,058
SOUTH AFRICA — 2.42%
South Africa Government International Bond
4.67%, 01/17/24	16,058	15,596,332
5.38%, 07/24/44	11,446	10,444,475
5.50%, 03/09/20	21,827	22,612,772
5.88%, 05/30/22	10,488	11,064,840
5.88%, 09/16/25	21,002	21,915,587
6.88%, 05/27/19	23,211	25,137,513

		106,771,519
SRI LANKA — 1.55%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	13,824	12,476,160
6.00%, 01/14/19[b]	12,644	12,343,705
6.25%, 10/04/20[b]	13,575	12,998,062
6.25%, 07/27/21[b]	12,018	11,281,898
6.85%, 11/03/25[b]	21,000	19,136,250

		68,236,075
TUNISIA — 0.27%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	14,235	11,832,844

		11,832,844
TURKEY — 5.36%
Turkey Government International Bond
3.25%, 03/23/23	8,297	7,683,022
4.25%, 04/14/26	5,511	5,263,005
4.88%, 04/16/43	14,816	13,167,720
5.13%, 03/25/22	5,968	6,188,816
5.63%, 03/30/21	12,429	13,249,314
5.75%, 03/22/24	12,821	13,680,007
6.00%, 01/14/41	15,411	15,854,066
6.25%, 09/26/22	12,887	14,162,813
6.63%, 02/17/45	9,347	10,632,213
6.75%, 04/03/18	12,429	13,354,960
6.75%, 05/30/40	10,642	11,956,287
6.88%, 03/17/36	18,689	21,095,209
7.00%, 03/11/19	9,314	10,212,801
7.00%, 06/05/20	10,605	11,877,600
7.25%, 03/05/38	5,720	6,763,900
7.38%, 02/05/25	19,105	22,486,585

Security	Principal (000s)	Value
7.50%, 11/07/19	$9,126	$10,298,691
8.00%, 02/14/34	10,120	12,763,850
11.88%, 01/15/30	9,700	16,053,500

		236,744,359
UKRAINE — 3.22%
Ukraine Government International Bond
1.00%, 05/31/40[e,f]	8,894	3,424,190
7.75%, 09/01/19[b]	17,491	16,572,989
7.75%, 09/01/20[b]	17,221	16,144,687
7.75%, 09/01/21[b]	18,053	16,744,157
7.75%, 09/01/22[b]	17,241	15,861,720
7.75%, 09/01/23[b]	14,999	13,701,587
7.75%, 09/01/24[b]	13,303	12,105,730
7.75%, 09/01/25[b]	18,378	16,678,035
7.75%, 09/01/26[b]	16,504	14,927,868
7.75%, 09/01/27[b]	17,892	16,138,584

		142,299,547
URUGUAY — 2.20%
Uruguay Government International Bond
4.38%, 10/27/27	22,195	21,751,100
4.50%, 08/14/24	20,372	20,575,720
5.10%, 06/18/50	42,999	37,086,844
7.63%, 03/21/36	14,493	17,645,228

		97,058,892
VENEZUELA — 1.15%
Venezuela Government International Bond
6.00%, 12/09/20[b]	9,062	2,922,495
7.00%, 12/01/18[b]	5,626	2,067,555
7.00%, 03/31/38[b]	8,604	2,774,790
7.65%, 04/21/25[b]	8,255	2,724,150
7.75%, 10/13/19[b]	11,584	3,909,600
8.25%, 10/13/24[b]	11,785	3,947,975
9.00%, 05/07/23[b]	9,173	3,118,820
9.25%, 09/15/27	19,616	7,208,880
9.25%, 05/07/28[b]	9,717	3,352,365
9.38%, 01/13/34	7,615	2,608,138
11.75%, 10/21/26[b]	14,114	5,186,895
11.95%, 08/05/31[b]	17,236	6,377,394
12.75%, 08/23/22[b]	12,341	4,720,432

		50,919,489
VIETNAM — 0.26%
Vietnam Government International Bond
4.80%, 11/19/24[b]	11,860	11,385,600

		11,385,600
ZAMBIA — 0.44%
Zambia Government International Bond
8.50%, 04/14/24[b]	11,043	7,840,530
8.97%, 07/30/27[b]	16,339	11,437,300

		19,277,830

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,753,508,875)		3,508,912,493

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[g,h]	15,206	$15,205,508

		15,205,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,205,508)		15,205,508

TOTAL INVESTMENTS IN SECURITIES — 98.43% (Cost: $4,669,635,146)		4,347,990,170
Other Assets, Less Liabilities — 1.57%		69,264,796

NET ASSETS — 100.00%		$4,417,254,966

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Variable rate security. Rate shown is as of report date.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

301

Schedule of Investments  (Unaudited)

iSHARES® TIPS BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.78%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$267,636	$266,423,635
0.13%, 04/15/17	352,748	352,857,849
0.13%, 04/15/18	1,512,888	1,519,743,249
0.13%, 04/15/19	813,512	817,706,848
0.13%, 04/15/20[a]	459,219	460,510,678
0.13%, 01/15/22	234,475	231,947,206
0.13%, 07/15/22	457,110	452,395,749
0.13%, 01/15/23[a]	638,682	624,810,914
0.13%, 07/15/24	1,468,093	1,424,509,033
0.25%, 01/15/25	421,015	410,095,183
0.38%, 07/15/23	808,268	806,500,385
0.38%, 07/15/25[a]	86,187	85,176,572
0.63%, 07/15/21	514,494	527,918,603
0.63%, 01/15/24[a]	1,214,966	1,226,166,681
0.63%, 02/15/43[a]	431	377,235
0.75%, 02/15/42[a]	376,878	341,486,542
0.75%, 02/15/45[a]	243,271	218,829,654
1.13%, 01/15/21	505,726	530,222,221
1.25%, 07/15/20	326,473	344,836,929
1.38%, 07/15/18[a]	7,780	8,110,382
1.38%, 01/15/20	316,519	333,531,385
1.38%, 02/15/44	441,970	463,240,113
1.63%, 01/15/18[a]	30,462	31,556,367
1.75%, 01/15/28[a]	240,390	268,447,571
1.88%, 07/15/19[a]	561,262	601,339,461
2.00%, 01/15/26	209,253	237,599,719
2.13%, 01/15/19[a]	24,221	25,832,759
2.13%, 02/15/40[a]	177,984	215,054,819
2.13%, 02/15/41	167,928	203,954,160
2.38%, 01/15/17	452	462,965
2.38%, 01/15/25	141,785	164,226,545
2.38%, 01/15/27	303,259	358,130,174
2.50%, 07/15/16[a]	295	299,187
2.50%, 01/15/29[a]	307,649	372,015,310
2.63%, 07/15/17[a]	82,216	86,005,158
3.38%, 04/15/32[a]	76,556	105,921,860
3.63%, 04/15/28	117,218	156,302,532
3.88%, 04/15/29	254,662	352,786,039

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $14,694,772,123)		14,627,331,672

SHORT-TERM INVESTMENTS — 4.88%

MONEY MARKET FUNDS — 4.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	477,424	477,423,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	45,416	45,415,748

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	193,127	$193,126,688

		715,966,352

TOTAL SHORT-TERM INVESTMENTS (Cost: $715,966,352)		715,966,352

TOTAL INVESTMENTS IN SECURITIES — 104.66% (Cost: $15,410,738,475)		15,343,298,024
Other Assets, Less Liabilities — (4.66)%		(683,257,513)

NET ASSETS — 100.00%		$14,660,040,511

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

302

Schedule of Investments  (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Floating Rate Note
0.36%, 10/31/16[a]	$2,925	$2,925,293
0.37%, 04/30/16[a]	68	67,508
0.38%, 07/31/16[a]	875	875,175
0.38%, 04/30/17[a]	6,000	5,998,020
0.38%, 07/31/17[a]	1,988	1,985,294
0.39%, 01/31/17[a]	1,875	1,875,356
0.47%, 10/31/17[a]	1,005	1,004,789
0.58%, 01/31/18[a]	250	250,163

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $14,977,764)		14,981,598

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	279	278,609

TOTAL MONEY MARKET FUNDS
(Cost: $278,609)		278,609

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $15,256,373)		15,260,207
Other Assets, Less Liabilities — (1.54)%		(231,783)

NET ASSETS — 100.00%		$15,028,424

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

303

Schedule of Investments  (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

INVESTMENT GRADE BONDS — 50.26%
iShares 1-3 Year Credit Bond ETF[a]	8,593	$900,461
iShares 10+ Year Credit Bond ETF[a]	14,243	795,756
iShares Intermediate Credit Bond ETF[a]	23,707	2,557,037

		4,253,254
MORTGAGE-BACKED SECURITIES — 30.40%
iShares MBS ETF[a]	23,558	2,572,769

		2,572,769

NON-INVESTMENT GRADE BONDS — 19.34%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	20,643	1,636,577

		1,636,577

TOTAL INVESTMENT COMPANIES
(Cost: $8,881,491)		8,462,600

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	263	263

		263

TOTAL SHORT-TERM INVESTMENTS
(Cost: $263)		263

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $8,881,754)		8,462,863
Other Assets, Less Liabilities — 0.00%		(29)

NET ASSETS — 100.00%		$8,462,834

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

304

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name iShares ETF
0-5 Year High Yield Corporate Bond	n/a
0-5 Year Investment Grade Corporate Bond	n/a
0-5 Year TIPS Bond	n/a
1-3 Year International Treasury Bond	n/a
Aaa–A Rated Corporate Bond	n/a
B–Ca Rated Corporate Bond	n/a
Baa–Ba Rated Corporate Bond	n/a
CMBS	n/a
Convertible Bond	n/a
Core 1-5 Year USD Bond	n/a
Core International Aggregate Bond	n/a
Core Total USD Bond Market	n/a
Core U.S. Treasury Bond	n/a
Currency Hedged International High Yield Bond	n/a
Floating Rate Bond	n/a
Global Inflation-Linked Bond	n/a
GNMA Bond	n/a
iBonds Dec 2016 Term Corporate	iBonds Dec 2016 Corporate
iBonds Dec 2017 Term Corporate	iBonds Dec 2017 Corporate
iBonds Dec 2018 Term Corporate	iBonds Dec 2018 Corporate

305

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Former Name iShares ETF
iBonds Dec 2019 Term Corporate	iBonds Dec 2019 Corporate
iBonds Dec 2020 Term Corporate	iBonds Dec 2020 Corporate
iBonds Dec 2021 Term Corporate	iBonds Dec 2021 Corporate
iBonds Dec 2021 Term Muni Bond	iBonds Dec 2021 AMT-Free Muni Bond
iBonds Dec 2022 Term Corporate	iBonds Dec 2022 Corporate
iBonds Dec 2022 Term Muni Bond	iBonds Dec 2022 AMT-Free Muni Bond
iBonds Dec 2023 Term Corporate	iBonds Dec 2023 Corporate
iBonds Dec 2024 Term Corporate	iBonds Dec 2024 Corporate
iBonds Dec 2025 Term Corporate	iBonds Dec 2025 Corporate
iBonds Mar 2016 Corporate	n/a
iBonds Mar 2016 Corporate ex-Financials	n/a
iBonds Mar 2018 Term Corporate	iBonds Mar 2018 Corporate
iBonds Mar 2018 Term Corporate ex-Financials	iBonds Mar 2018 Corporate ex-Financials
iBonds Mar 2020 Term Corporate	iBonds Mar 2020 Corporate
iBonds Mar 2020 Term Corporate ex-Financials	iBonds Mar 2020 Corporate ex-Financials
iBonds Mar 2023 Term Corporate	iBonds Mar 2023 Corporate
iBonds Mar 2023 Term Corporate ex-Financials	iBonds Mar 2023 Corporate ex-Financials
International Inflation-Linked Bond	n/a
International Treasury Bond	n/a
J.P. Morgan USD Emerging Markets Bond	n/a
TIPS Bond	n/a
Treasury Floating Rate Bond	n/a
Yield Optimized Bond	n/a

306

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument

307

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
0-5 Year High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$894,353,078	$—	$894,353,078
Money Market Funds	223,397,140	—	—	223,397,140

Total	$223,397,140	$894,353,078	$—	$1,117,750,218

0-5 Year Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$92,667,090	$—	$92,667,090
Money Market Funds	9,087,063	—	—	9,087,063

Total	$9,087,063	$92,667,090	$—	$101,754,153

0-5 Year TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$580,317,295	$—	$580,317,295
Money Market Funds	33,813,793	—	—	33,813,793

Total	$33,813,793	$580,317,295	$—	$614,131,088

1-3 Year International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$114,271,787	$—	$114,271,787
Money Market Funds	191,873	—	—	191,873

Total	$191,873	$114,271,787	$—	$114,463,660

308

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Aaa–A Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$72,557,709	$—	$72,557,709
Money Market Funds	10,030,474	—	—	10,030,474

Total	$10,030,474	$72,557,709	$—	$82,588,183

B–Ca Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,925,686	$0[a]	$9,925,686
Money Market Funds	2,723,249	—	—	2,723,249

Total	$2,723,249	$9,925,686	$0[a]	$12,648,935

Baa–Ba Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$35,735,838	$—	$35,735,838
Money Market Funds	4,478,283	—	—	4,478,283

Total	$4,478,283	$35,735,838	$—	$40,214,121

CMBS
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$106,422,885	$—	$106,422,885
U.S. Government Agency Obligations	—	55,745,864	—	55,745,864
Money Market Funds	587,202	—	—	587,202

Total	$587,202	$162,168,749	$—	$162,755,951

Convertible Bond
Investments:
Assets:
Convertible Bonds	$—	$16,522,313	$—	$16,522,313
Money Market Funds	239,891	—	—	239,891

Total	$239,891	$16,522,313	$—	$16,762,204

Core 1-5 Year USD Bond
Investments:
Assets:
Asset-Backed Securities	$—	$2,948,850	$—	$2,948,850
Collateralized Mortgage Obligations	—	5,207,537	—	5,207,537
Corporate Bonds & Notes	—	174,979,006	—	174,979,006
Foreign Government Obligations	—	33,607,962	—	33,607,962
U.S. Government & Agency Obligations	—	285,075,470	—	285,075,470
Money Market Funds	168,815,688	—	—	168,815,688

Total	$168,815,688	$501,818,825	$—	$670,634,513

Core International Aggregate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$34,900,554	$—	$34,900,554
Foreign Agency Obligations	—	143,632	—	143,632
Foreign Government Obligations	—	137,057,879	—	137,057,879
Money Market Funds	44,873	—	—	44,873

Total	$44,873	$172,102,065	$—	$172,146,938

309

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[b]
Assets:
Forward Currency Contracts	$—	$979,481	$—	$979,481
Liabilities:
Forward Currency Contracts	—	(206,011)	—	(206,011)

Total	$—	$773,470	$—	$773,470

Core Total USD Bond Market
Investments:
Assets:
Asset-Backed Securities	$—	$1,537,138	$—	$1,537,138
Collateralized Mortgage Obligations	—	9,846,424	—	9,846,424
Corporate Bonds & Notes	—	203,596,549	—	203,596,549
Foreign Government Obligations	—	32,112,360	—	32,112,360
Municipal Debt Obligations	—	4,152,273	—	4,152,273
U.S. Government & Agency Obligations	—	359,744,740	—	359,744,740
Money Market Funds	205,857,708	—	—	205,857,708

Total	$205,857,708	$610,989,484	$—	$816,847,192

Core U.S. Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$1,870,487,672	$—	$1,870,487,672
Money Market Funds	499,038,625	—	—	499,038,625

Total	$499,038,625	$1,870,487,672	$—	$2,369,526,297

Currency Hedged International High Yield Bond
Investments:
Assets:
Investment Companies	$8,349,835	$—	$—	$8,349,835
Money Market Funds	3,487	—	—	3,487

Total	$8,353,322	$—	$—	$8,353,322

Derivative Financial Instruments:[b]
Assets:
Forward Currency Contracts	$—	$178,308	$—	$178,308
Liabilities:
Forward Currency Contracts	—	(71,741)	—	(71,741)

Total	$—	$106,567	$—	$106,567

Floating Rate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$3,183,276,460	$—	$3,183,276,460
Foreign Government Obligations	—	355,909,814	—	355,909,814
Money Market Funds	337,409,381	—	—	337,409,381

Total	$337,409,381	$3,539,186,274	$—	$3,876,595,655

Global Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$8,111,531	$—	$8,111,531
U.S. Government & Agency Obligations	—	5,369,296	—	5,369,296
Money Market Funds	1,434,092	—	—	1,434,092

Total	$1,434,092	$13,480,827	$—	$14,914,919

310

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
GNMA Bond
Investments:
Assets:
U.S. Government Agency Obligations	$—	$70,745,690	$—	$70,745,690
Money Market Funds	36,746,308	—	—	36,746,308

Total	$36,746,308	$70,745,690	$—	$107,491,998

iBonds Dec 2016 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$46,500,610	$—	$46,500,610
Money Market Funds	10,616,810	—	—	10,616,810

Total	$10,616,810	$46,500,610	$—	$57,117,420

iBonds Dec 2017 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$47,436,695	$—	$47,436,695
Money Market Funds	2,614,811	—	—	2,614,811

Total	$2,614,811	$47,436,695	$—	$50,051,506

iBonds Dec 2018 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$76,530,063	$—	$76,530,063
Money Market Funds	5,495,210	—	—	5,495,210

Total	$5,495,210	$76,530,063	$—	$82,025,273

iBonds Dec 2019 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$58,256,423	$—	$58,256,423
Money Market Funds	3,426,905	—	—	3,426,905

Total	$3,426,905	$58,256,423	$—	$61,683,328

iBonds Dec 2020 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$82,590,883	$—	$82,590,883
Money Market Funds	6,867,795	—	—	6,867,795

Total	$6,867,795	$82,590,883	$—	$89,458,678

iBonds Dec 2021 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$48,675,216	$—	$48,675,216
Money Market Funds	4,445,765	—	—	4,445,765

Total	$4,445,765	$48,675,216	$—	$53,120,981

iBonds Dec 2021 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$17,904,315	$—	$17,904,315
Money Market Funds	47,113	—	—	47,113

Total	$47,113	$17,904,315	$—	$17,951,428

iBonds Dec 2022 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$38,120,671	$—	$38,120,671
U.S. Government Obligations	—	154,566	—	154,566
Money Market Funds	2,219,360	—	—	2,219,360

Total	$2,219,360	$38,275,237	$—	$40,494,597

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Dec 2022 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$10,306,761	$—	$10,306,761
Money Market Funds	12,596	—	—	12,596

Total	$12,596	$10,306,761	$—	$10,319,357

iBonds Dec 2023 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$30,570,653	$—	$30,570,653
U.S. Government Obligations	—	100,300	—	100,300
Money Market Funds	1,861,413	—	—	1,861,413

Total	$1,861,413	$30,670,953	$—	$32,532,366

iBonds Dec 2024 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$22,204,930	$—	$22,204,930
Money Market Funds	2,508,053	—	—	2,508,053

Total	$2,508,053	$22,204,930	$—	$24,712,983

iBonds Dec 2025 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$31,670,889	$—	$31,670,889
Money Market Funds	5,654,163	—	—	5,654,163

Total	$5,654,163	$31,670,889	$—	$37,325,052

iBonds Mar 2016 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$11,661,122	$—	$11,661,122
Investment Companies	7,509,230	—	—	7,509,230
Money Market Funds	46,851,954	—	—	46,851,954

Total	$54,361,184	$11,661,122	$—	$66,022,306

iBonds Mar 2016 Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$7,622,878	$—	$7,622,878
Money Market Funds	27,587,885	—	—	27,587,885

Total	$27,587,885	$7,622,878	$—	$35,210,763

iBonds Mar 2018 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$88,838,613	$—	$88,838,613
Investment Companies	5,049,000	—	—	5,049,000
Money Market Funds	5,718,199	—	—	5,718,199

Total	$10,767,199	$88,838,613	$—	$99,605,812

iBonds Mar 2018 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$174,554,097	$—	$174,554,097
Money Market Funds	16,612,401	—	—	16,612,401

Total	$16,612,401	$174,554,097	$—	$191,166,498

iBonds Mar 2020 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$72,193,085	$—	$72,193,085
Investment Companies	3,142,911	—	—	3,142,911
Money Market Funds	6,908,327	—	—	6,908,327

Total	$10,051,238	$72,193,085	$—	$82,244,323

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Mar 2020 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$57,747,927	$—	$57,747,927
Money Market Funds	3,406,985	—	—	3,406,985

Total	$3,406,985	$57,747,927	$—	$61,154,912

iBonds Mar 2023 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$62,573,066	$—	$62,573,066
Investment Companies	3,096,968	—	—	3,096,968
Money Market Funds	6,368,410	—	—	6,368,410

Total	$9,465,378	$62,573,066	$—	$72,038,444

iBonds Mar 2023 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$37,488,671	$—	$37,488,671
Money Market Funds	4,149,128	—	—	4,149,128

Total	$4,149,128	$37,488,671	$—	$41,637,799

International Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$22,482,125	$—	$22,482,125
Money Market Funds	33,936	—	—	33,936

Total	$33,936	$22,482,125	$—	$22,516,061

International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$487,603,382	$—	$487,603,382
Money Market Funds	219,468	—	—	219,468

Total	$219,468	$487,603,382	$—	$487,822,850

J.P. Morgan USD Emerging Markets Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$823,872,169	$—	$823,872,169
Foreign Government Obligations	—	3,508,912,493	—	3,508,912,493
Money Market Funds	15,205,508	—	—	15,205,508

Total	$15,205,508	$4,332,784,662	$—	$4,347,990,170

TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$14,627,331,672	$—	$14,627,331,672
Money Market Funds	715,966,352	—	—	715,966,352

Total	$715,966,352	$14,627,331,672	$—	$15,343,298,024

Treasury Floating Rate Bond
Investments:
Assets:
U.S. Government Obligations	$—	$14,981,598	$—	$14,981,598
Money Market Funds	278,609	—	—	278,609

Total	$278,609	$14,981,598	$—	$15,260,207

Yield Optimized Bond
Investments:
Assets:
Investment Companies	$8,462,600	$—	$—	$8,462,600
Money Market Funds	263	—	—	263

Total	$8,462,863	$—	$—	$8,462,863

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

313

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 1-5 Year USD Bond, iShares Core Total USD Bond Market and iShares GNMA Bond ETFs may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, each Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Securities pledged as collateral by the Funds, if any, are noted in each Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$1,178,680,373	$1,071,791	$(62,001,946)	$(60,930,155)
0-5 Year Investment Grade Corporate Bond	102,096,717	201,935	(544,499)	(342,564)
0-5 Year TIPS Bond	619,473,372	548,280	(5,890,564)	(5,342,284)
1-3 Year International Treasury Bond	126,831,269	169,928	(12,537,537)	(12,367,609)
Aaa–A Rated Corporate Bond	84,093,446	386,440	(1,891,703)	(1,505,263)
B–Ca Rated Corporate Bond	14,562,034	35,007	(1,948,106)	(1,913,099)
Baa–Ba Rated Corporate Bond	42,916,277	101,234	(2,803,390)	(2,702,156)
CMBS	162,687,405	1,344,473	(1,275,927)	68,546
Convertible Bond	19,703,465	285,967	(3,227,228)	(2,941,261)
Core 1-5 Year USD Bond	672,648,232	2,935,192	(4,948,911)	(2,013,719)
Core International Aggregate Bond	171,718,317	1,053,432	(624,811)	428,621
Core Total USD Bond Market	824,745,410	4,523,730	(12,421,948)	(7,898,218)
Core U.S. Treasury Bond	2,349,770,600	20,822,290	(1,066,593)	19,755,697

314

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged International High Yield Bond	$8,594,755	$—	$(241,433)	$(241,433)
Floating Rate Bond	3,889,911,922	740,232	(14,056,499)	(13,316,267)
Global Inflation-Linked Bond	15,367,433	355,055	(1,791,718)	(1,436,663)
GNMA Bond	106,686,306	821,639	(15,947)	805,692
iBonds Dec 2016 Term Corporate	57,143,762	4,923	(31,265)	(26,342)
iBonds Dec 2017 Term Corporate	50,139,274	28,674	(116,442)	(87,768)
iBonds Dec 2018 Term Corporate	82,573,371	43,798	(591,896)	(548,098)
iBonds Dec 2019 Term Corporate	62,008,994	112,611	(438,277)	(325,666)
iBonds Dec 2020 Term Corporate	89,972,982	317,759	(832,063)	(514,304)
iBonds Dec 2021 Term Corporate	53,522,401	210,236	(611,656)	(401,420)
iBonds Dec 2021 Term Muni Bond	17,550,387	401,853	(812)	401,041
iBonds Dec 2022 Term Corporate	40,883,878	247,001	(636,282)	(389,281)
iBonds Dec 2022 Term Muni Bond	10,031,729	287,628	—	287,628
iBonds Dec 2023 Term Corporate	32,958,614	86,450	(512,698)	(426,248)
iBonds Dec 2024 Term Corporate	25,173,661	74,270	(534,948)	(460,678)
iBonds Dec 2025 Term Corporate	37,607,110	159,333	(441,391)	(282,058)
iBonds Mar 2016 Corporate	66,018,578	5,793	(2,065)	3,728
iBonds Mar 2016 Corporate ex-Financials	35,209,787	1,148	(172)	976
iBonds Mar 2018 Term Corporate	100,088,364	184,648	(667,200)	(482,552)
iBonds Mar 2018 Term Corporate ex-Financials	191,803,522	284,518	(921,542)	(637,024)
iBonds Mar 2020 Term Corporate	83,005,140	364,792	(1,125,609)	(760,817)
iBonds Mar 2020 Term Corporate ex-Financials	61,784,708	299,147	(928,943)	(629,796)
iBonds Mar 2023 Term Corporate	73,344,564	519,532	(1,825,652)	(1,306,120)
iBonds Mar 2023 Term Corporate ex-Financials	42,061,314	427,372	(850,887)	(423,515)
International Inflation-Linked Bond	27,738,836	317,548	(5,540,323)	(5,222,775)
International Treasury Bond	527,368,808	4,318,405	(43,864,363)	(39,545,958)
J.P. Morgan USD Emerging Markets Bond	4,690,293,367	29,670,717	(371,973,914)	(342,303,197)
TIPS Bond	15,472,918,654	79,601,876	(209,222,506)	(129,620,630)
Treasury Floating Rate Bond	15,256,867	3,921	(581)	3,340
Yield Optimized Bond	8,882,589	17,459	(437,185)	(419,726)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

315

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Yield Optimized Bond ETF is a fund of funds that invests primarily in affiliated iShares funds.

The iShares Currency Hedged International High Yield Bond ETF currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Bank N.A.
1.80%, 11/05/18	—	250	—	250	$249,838	$725	$—
2.30%, 06/01/20	100	—	—	100	100,042	626	—
2.45%, 11/05/20	—	250	—	250	250,298	546	—
PNC Funding Corp.
2.70%, 09/19/16	300	—	—	300	303,240	776	—
5.13%, 02/08/20	250	—	(200)	50	55,255	1,316	(1,755)
5.25%, 11/15/15	50	—	(50)	—	—	25	—

					$958,673	$4,014	$(1,755)

Aaa–A rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	250	—	(250)	—	$—	604	$(466)
1.60%, 06/01/18	250	—	(8)	242	241,037	1,026	(40)
4.20%, 11/01/25	250	—	(8)	242	259,269	2,350	133
PNC Funding Corp.
5.13%, 02/08/20	121	—	(4)	117	129,269	686	(106)

					$629,575	$4,666	$(479)

316

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
Core 1-5 Year USD Bond
PNC Funding Corp.
5.13%, 02/08/20	400	—	—	400	$441,794	$2,424	$—
6.70%, 06/10/19	75	—	—	75	86,067	484	—

					$527,861	$2,908	$—

Core Total USD Bond Market
PNC Bank N.A.
2.20%, 01/28/19	500	—	—	500	$505,464	$2,072	$—
PNC Financial Services Group Inc. (The
2.85%, 11/09/22	25	—	—	25	24,955	198	—

					$530,419	$2,270	$—

Currency Hedged International High Yield Bond
iShares International High Yield Bond ETF	53,844	140,276	(5,551)	188,569	$8,349,835	$—	$(15,883)

Floating Rate Bond
PNC Bank N.A.
0.63%, 08/01/17	700	—	—	700	$697,210	$1,193	$—
0.83%, 06/01/18	1,825	—	—	1,825	1,817,021	4,447	—

					$2,514,231	$5,640	$—

iBonds Dec 2016 Term Corporate
PNC Funding Corp.
2.70%, 09/19/16	475	38	—	513	$517,884	$1,327	$—

iBonds Dec 2017 Term Corporate
PNC Bank N.A.
1.13%, 01/27/17	—	250	—	250	$249,976	$175	$—
PNC Funding Corp.
5.63%, 02/01/17	—	15	—	15	15,607	34	—

					$265,583	$209	$—

iBonds Dec 2018 Term Corporate
PNC Bank N.A.
1.50%, 02/23/18	500	—	—	500	$498,842	$—	$—
1.80%, 11/05/18	—	250	—	250	249,969	105	—

					$748,811	$105	$—

iBonds Dec 2019 Term Corporate
PNC Bank N.A.
2.20%, 01/28/19	—	250	—	250	$252,732	$118	$—
PNC Funding Corp.
6.70%, 06/10/19	200	105	—	305	350,007	1,591	—

					$602,739	$1,709	$—

iBonds Dec 2020 Term Corporate
PNC Bank N.A.
2.45%, 11/05/20	—	250	—	250	$250,180	$752	$—
PNC Funding Corp.
4.38%, 08/11/20	290	—	—	290	315,298	1,936	—
5.13%, 02/08/20	100	—	—	100	110,449	667	—

					$675,927	$3,355	$—

iBonds Dec 2022 Term Corporate
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	33	—	33	$32,940	$122	$—
PNC Funding Corp.
3.30%, 03/08/22	100	271	(100)	271	276,440	983	(830)

					$309,380	$1,105	$(830)

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
iBonds Dec 2024 Term Corporate
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	60	36	—	96	$98,838	$698	$—

iBonds Dec 2025 Term Corporate
PNC Banks N.A
4.20%, 11/01/25	—	250	—	250	$267,840	$273	$—

iBonds Mar 2016 Corporate
iShares iBonds Mar 2016 Corporate ex-Financials ETF	76	—	—	76	$7,509,230	$—	$—
PNC Funding Corp.
5.25%, 11/15/15	26	—	(26)	—	—	14	—

					$7,509,230	$14	$—

iBonds Mar 2018 Term Corporate
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	51	—	—	51	$5,049,000	$16,608	$—
PNC Bank N.A.		—	—
1.50% , 02/23/18	250	—	—	250	249,421	1,074	—
6.00% , 12/07/17	250	—	—	250	267,902	1,085	—

		—	—		$5,566,323	$18,767	$—

iBonds Mar 2020 Term Corporate
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	32	—	—	32	$3,142,911	$—	$—
PNC Bank N.A.
2.40%, 10/18/19	500	—	—	500	505,684	2,567	—
PNC Funding Corp.
5.13%, 02/28/20	300	—	—	300	331,346	2,293	—

					$3,979,941	$4,860	$—

iBonds Mar 2023 Term Corporate
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	32	—	—	32	$3,096,968	$—	$—
PNC Bank N.A.
2.70%, 11/01/22	250	—	—	250	243,447	1,755	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	99,819	905	—

					3,440,234	$2,660	$—

Yield Optimized Bond
iShares 0-5 Year High Yield Bond ETF	5,450	5,254	(10,704)	—	$—	$—	$(6,244)
iShares 1-3 Year Credit Bond ETF	12,002	1,531	(4,940)	8,593	900,461	—	(3,027)
iShares 10+ Year Credit Bond ETF	20,989	2,151	(8,897)	14,243	795,756	—	(25,505)
iShares iBoxx $ High Yield Corporate Bond ETF	26,081	6,426	(11,864)	20,643	1,636,577	—	(60,841)
iShares Intermediate Credit Bond ETF	34,072	3,470	(13,835)	23,707	2,557,037	—	(22,282)
iShares MBS ETF	33,738	3,432	(13,612)	23,558	2,572,769	—	18,689

					$8,462,600	$—	$(99,210)

318

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

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Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 30, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 30, 2016